    As Filed with the Securities and Exchange Commission on April 14, 2010
                                                           File Nos. 333-109688
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 10

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 74

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                                 SUSAN L. LEES
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2010 pursuant to paragraph (b) of Rule 485

[ ]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[ ]on       pursuant to paragraph (a) (i) of Rule 485

[ ]75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]on       pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8561
TELEPHONE NUMBER: 800-457-7617 / FAX NUMBER: 1-785-228-4584
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Lincoln Benefit Life Company ("LINCOLN BENEFIT") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

..  Consultant Solutions Classic

..  Consultant Solutions Plus

..  Consultant Solutions Elite

..  Consultant Solutions Select

EFFECTIVE NOVEMBER 30, 2006, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 46 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):



 AIM VARIABLE INSURANCE FUNDS (INVESCO
   VARIABLE INSURANCE FUNDS)            PIMCO VARIABLE INSURANCE TRUST

 THE ALGER PORTFOLIOS                   THE RYDEX VARIABLE TRUST

 FIDELITY(R) VARIABLE INSURANCE         T. ROWE PRICE EQUITY SERIES, INC.
   PRODUCTS
                                        VAN ECK VIP TRUST
 JANUS ASPEN SERIES
                                        VAN KAMPEN LIFE INVESTMENT TRUST
 LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                THE UNIVERSAL INSTITUTIONAL FUNDS,
                                          INC.
 LEGG MASON PARTNERS VARIABLE INCOME
   TRUST

 MFS(R) VARIABLE INSURANCE TRUST/(SM)/

 OPPENHEIMER VARIABLE ACCOUNT FUNDS


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 77 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                           PAGE
                -----------------------------------------------
                OVERVIEW
                -----------------------------------------------
                   Important Terms                           4
                -----------------------------------------------
                   Overview of Contracts                     5
                -----------------------------------------------
                   The Contracts at a Glance                 6
                -----------------------------------------------
                   How the Contracts Work                   10
                -----------------------------------------------
                   Expense Tables                           11
                -----------------------------------------------
                   Financial Information                    15
                -----------------------------------------------
                CONTRACT FEATURES
                -----------------------------------------------
                   The Contracts                            15
                -----------------------------------------------
                   Purchases                                17
                -----------------------------------------------
                   Contract Loans for 403(b) Contracts      19
                -----------------------------------------------
                   Contract Value                           20
                -----------------------------------------------
                   Investment Alternatives                  35
                -----------------------------------------------
                     The Variable Sub-accounts              35
                -----------------------------------------------
                     The Fixed Account Options              40
                -----------------------------------------------
                     Transfers                              44
                -----------------------------------------------
                   Expenses                                 47
                -----------------------------------------------
                   Access to Your Money                     51
                -----------------------------------------------


                                                                 PAGE
          -----------------------------------------------------------
             Income Payments                                      53
          -----------------------------------------------------------
             Death Benefits                                       59
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     66
          -----------------------------------------------------------
             Taxes                                                69
          -----------------------------------------------------------
             About Lincoln Benefit Life Company                   77
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   78
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  79
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                    80
          -----------------------------------------------------------
          APPENDIX C - EXAMPLE OF CALCULATION OF INCOME
           PROTECTION BENEFIT                                     82
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               83
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT                                                84
          -----------------------------------------------------------
          APPENDIX F - WITHDRAWAL ADJUSTMENT EXAMPLE -
           ACCUMULATION BENEFIT                                   86
          -----------------------------------------------------------
          APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   87
          -----------------------------------------------------------
          APPENDIX H - ACCUMULATION UNIT VALUES                   89
          -----------------------------------------------------------


                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                          PAGE
                 ---------------------------------------------
                 AB Factor                                 22
                 ---------------------------------------------
                 Accumulation Benefit                      22
                 ---------------------------------------------
                 TrueReturn Accumulation Benefit Option    21
                 ---------------------------------------------
                 Accumulation Phase                        10
                 ---------------------------------------------
                 Accumulation Unit                         15
                 ---------------------------------------------
                 Accumulation Unit Value                   15
                 ---------------------------------------------
                 Annual Increase Death Benefit Option      59
                 ---------------------------------------------
                 Annuitant                                 16
                 ---------------------------------------------
                 Automatic Additions Program               17
                 ---------------------------------------------
                 Automatic Portfolio Rebalancing Program   45
                 ---------------------------------------------
                 Beneficiary                               16
                 ---------------------------------------------
                 Benefit Base                              22
                 ---------------------------------------------
                 Benefit Payment                           28
                 ---------------------------------------------
                 Benefit Payment Remaining                 28
                 ---------------------------------------------
                 Benefit Year                              28
                 ---------------------------------------------
                 Co-Annuitant                              16
                 ---------------------------------------------
                 *Contract                                 15
                 ---------------------------------------------
                 Contract Anniversary                       7
                 ---------------------------------------------
                 Contract Owner ("You")                    15
                 ---------------------------------------------
                 Contract Value                            20
                 ---------------------------------------------
                 Contract Year                              7
                 ---------------------------------------------
                 Credit Enhancement                        18
                 ---------------------------------------------
                 Dollar Cost Averaging Program             45
                 ---------------------------------------------
                 Due Proof of Death                        57
                 ---------------------------------------------
                 Enhanced Earnings Death Benefit Option    59
                 ---------------------------------------------
                 Excess of Earnings Withdrawal             60
                 ---------------------------------------------
                 Fixed Account Options                     39
                 ---------------------------------------------
                 Free Withdrawal Amount                    48
                 ---------------------------------------------
                 Funds                                      1
                 ---------------------------------------------
                 Guarantee Period Accounts                 40
                 ---------------------------------------------
                 Guarantee Options                         21
                 ---------------------------------------------
                 Income Plan                               52
                 ---------------------------------------------
                 Income Protection Benefit Option          55
                 ---------------------------------------------
                 In-Force Earnings                         60
                 ---------------------------------------------
                 In-Force Premium                          60
                 ---------------------------------------------


                                                                 PAGE
           ----------------------------------------------------------
           Investment Alternatives                                34
           ----------------------------------------------------------
           IRA Contract                                            7
           ----------------------------------------------------------
           Issue Date                                             10
           ----------------------------------------------------------
           Lincoln Benefit ("We")                                 64
           ----------------------------------------------------------
           Market Value Adjustment                                41
           ----------------------------------------------------------
           Maximum Anniversary Value (MAV) Death Benefit Option   58
           ----------------------------------------------------------
           Payout Phase                                           10
           ----------------------------------------------------------
           Payout Start Date                                      10
           ----------------------------------------------------------
           Payout Withdrawal                                      54
           ----------------------------------------------------------
           Portfolios                                             65
           ----------------------------------------------------------
           Qualified Contract                                     63
           ----------------------------------------------------------
           Return of Premium ("ROP") Death Benefit                58
           ----------------------------------------------------------
           Rider Application Date                                  7
           ----------------------------------------------------------
           Rider Anniversary                                      21
           ----------------------------------------------------------
           Rider Date                                             21
           ----------------------------------------------------------
           Rider Fee                                               7
           ----------------------------------------------------------
           Rider Maturity Date                                    21
           ----------------------------------------------------------
           Rider Period                                           21
           ----------------------------------------------------------
           Rider Trade-In Option                                  27
           ----------------------------------------------------------
           Right to Cancel                                        18
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       58
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       63
           ----------------------------------------------------------
           Standard Fixed Account Option                          40
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   27
           ----------------------------------------------------------
           Systematic Withdrawal Program                          51
           ----------------------------------------------------------
           Tax Qualified Contract                                 70
           ----------------------------------------------------------
           Transfer Period Accounts                               32
           ----------------------------------------------------------
           Trial Examination Period                                6
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program               37
           ----------------------------------------------------------
           Withdrawal Benefit Factor                              28
           ----------------------------------------------------------
           Withdrawal Benefit Payout Phase                        29
           ----------------------------------------------------------
           Withdrawal Benefit Payout Phase Start Date             29
           ----------------------------------------------------------
           Valuation Date                                         18
           ----------------------------------------------------------
           Variable Account                                       65
           ----------------------------------------------------------
           Variable Sub-account                                   34
           ----------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to
    5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($100 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum
                          Contract Value of $1,000.

                          For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to
                          5% of such purchase payment.
---------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-account. You also will bear the following expenses:

                          CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                          Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS PLUS CONTRACTS

                          Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

                          Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS ELITE CONTRACTS

                          Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS SELECT CONTRACTS

                          Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

                          No withdrawal charges.

                               6     PROSPECTUS

  ALL CONTRACTS

  Annual administrative expense charge of 0.10% average daily net assets (up to 0.25% for future Contracts).

  Annual contract maintenance charge of $40 (reduced to $30 if Contract
     Value is at least $2000, and waived in certain cases).

  If you select the MAXIMUM ANNIVERSARY VALUE (MAV) ENHANCED DEATH
     BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

  If you select the Annual Increase Enhanced Death Benefit Option
     ("ANNUAL INCREASE DEATH BENEFIT OPTION"), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

  If you select the ENHANCED EARNINGS DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("RIDER APPLICATION DATE").

  If you select the TRUERETURN ACCUMULATION BENEFIT OPTION you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome Withdrawal Benefit Option.

  If you select the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME
     OPTION") you would pay an additional annual fee ("SUREINCOME OPTION
     FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (See the SureIncome Option
     Fee section). You may not select the SureIncome Option together with the TrueReturn Accumulation Benefit Option.

  If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION you would pay an additional annual fee ("RIDER FEE") of 0.10% (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. This Option is available only for Individual
     Retirement Annuity ("IRA") Contracts qualified under Section 408 of the
     Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit
     (Co-Annuitant) Option at any time. NO RIDER FEE IS CHARGED FOR THE
     SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CONTRACT
     OWNERS WHO ADDED THE OPTION PRIOR TO MAY 1, 2005.

  Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("CONTRACT
     YEAR"), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

  State premium tax (if your state imposes one)

  NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

  WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME.
------------------------------------------------------------------------------------

                               7     PROSPECTUS

----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         up to 2 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         46 Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

                             Invesco Advisers, Inc.

                             Fred Alger Management, Inc.

                             Fidelity Management & Research Company

                             Janus Capital Management LLC

                             MFS(TM) Investment Management

                             OppenheimerFunds, Inc.

                             Pacific Investment Management Company LLC

                             Security Global Investors (formerly Rydex Investments)

                             Legg Mason Partners Fund Advisor, LLC

                             T. Rowe Price Associates, Inc.

                             Van Eck Associates Corporation

                             Van Kampen Asset Management

                             Morgan Stanley Investment Management, Inc./(1)/

                            (1) Morgan Stanley Investment Management Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van Kampen.

                         Not all Fixed Account Options are available in all states or with all Contracts.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at
                         800-457-7617.
----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         AUTOMATIC ADDITIONS PROGRAM

                         DOLLAR COST AVERAGING PROGRAM

                         SYSTEMATIC WITHDRAWAL PROGRAM

                         TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
----------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                         life income with guaranteed number of payments

                         joint and survivor life income with guaranteed number of payments guaranteed number of payments for a specified period

                         life income with cash refund

                         joint life income with cash refund

                         life income with installment refund

                         joint life income with installment refund

                         In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
----------------------------------------------------------------------------------------------------------


                               8     PROSPECTUS

--------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("ROP DEATH BENEFIT"), the death benefit options we currently offer include:

                MAV DEATH BENEFIT OPTION;

                ANNUAL INCREASE DEATH BENEFIT OPTION; AND

                ENHANCED EARNINGS DEATH BENEFIT OPTION.
--------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                Standard Fixed Account or Market Value Adjusted Account Options is $100.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your
                Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit
                Option is in effect under your Contract. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT may also apply.
--------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 52. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 800-457-7617 if you have any question about how the Contracts work.

                               10     PROSPECTUS

EXPENSE TABLES
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4      5    6       7    8+
 Consultant Solutions Classic          7%      7%      6%      5%      4%     3%   2%      0%    0%
 Consultant Solutions Plus           8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Consultant Solutions Elite:           7%      6%      5%      0%      0%     0%   0%      0%    0%
 Consultant Solutions Select:                          None

 All Contracts:
 Annual Contract Maintenance Charge                    $40**
 Transfer Fee                        up to 2.00% of the amount transferred, but not more than $25***
 Premium Taxes                          0% to 4.00% of Purchase Payment****
 Loan Interest Rate                                 7.25%*****

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        1.25%               0.10%                1.35%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           1.45%               0.10%                1.55%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          1.60%               0.10%                1.70%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         1.70%               0.10%                1.80%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               Currently 0.20%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Annual Increase Death Benefit Option   Currently 0.30%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.25%, up to a maximum of
 Option (issue age 0-70)                0.35% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.40%, up to a maximum of
 Option (issue age 71-79)               0.50% for Options added in the future
                                        *

                               11     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                    Mortality and Expense  Administrative   Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)         Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        2.15%               0.10%                2.25%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           2.35%               0.10%                2.45%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          2.50%               0.10%                2.60%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         2.60%               0.10%                2.70%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                       Currently 0.50%, up to a
                                                                 maximum of 1.25% for
                                                                 Options added in the
                                                                            future. *
--------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE

(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option             Currently 0.10%, up to a
                                                                 maximum of 0.15% for
                                                                 Options added in the
                                                                             future *
--------------------------------------------------------------------------------------

* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.

SUREINCOME OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                         Currently 0.50%, up to a
                                                                 maximum of 1.25% for
                                                                   SureIncome Options
                                                                added in the future *
--------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option                             Currently 0.50%, up to a
                                                                 maximum of 1.25% for
                                                                 Options added in the
                                                                              future*
--------------------------------------------------------------------------------------

* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.

                               12     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.35%   5.43%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2009.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Annual Increase Death Benefit
    Option;

..   elected the Enhanced Earnings Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
    Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,533 $3,235  $4,741   $8,144  $1,677 $3,490  $5,014   $8,222
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,061 $1,929  $2,743   $5,003  $1,206 $2,192  $3,037   $5,146
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,563 $3,227  $4,511   $8,287  $  979 $2,834  $4,559   $8,355
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,092 $1,936  $2,550   $5,263  $  510 $1,548  $2,610   $5,371
------------------------------------------------------------------------------------------


                               13     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $938  $2,725  $4,401   $8,144   $954  $2,768  $4,461   $8,222
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $466  $1,419  $2,403   $5,003   $483  $1,470  $2,484   $5,146
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $968  $2,802  $4,511   $8,287   $979  $2,834  $4,559   $8,355
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $497  $1,511  $2,550   $5,263   $510  $1,548  $2,610   $5,371
------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               14     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

                               15     PROSPECTUS

ANNUITANT
The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

..   the individually owned Contract must be either a traditional, Roth or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date; and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the

                               16     PROSPECTUS
sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer living,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of a Contract and/or acceptance of purchase payments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC

                               17     PROSPECTUS

ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.


For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 26.


We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


CREDIT ENHANCEMENT
For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the

                               18     PROSPECTUS

Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

..   your Variable Account purchase payments; and

..   any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------


Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.


To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.


When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account

                               19     PROSPECTUS

Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)the Death Proceeds;

(2)full withdrawal proceeds;

(3)the amount available for partial withdrawal; and

(4)the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase
Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

CONTRACT VALUE
--------------------------------------------------------------------------------


On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we

                               20     PROSPECTUS
would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your
Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

..   notifying us in writing in a form satisfactory to us; or

..   changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After

                               21     PROSPECTUS
the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

                               22     PROSPECTUS

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 GUARANTEE OPTION 1        GUARANTEE OPTION 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA

                               23     PROSPECTUS

Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------

CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account

Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account/(7)/

MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------
CATEGORY C

Invesco V.I. Basic Value - Series II Sub-Account/(1)/
Invesco V.I. Core Equity - Series II Sub-Account/(1)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account


Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account/(3)/
Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account/(3)/

MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex SGI VT All-Cap Opportunity Sub-Account/(5)/

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

Van Eck VIP Multi-Manager Alternatives Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/
Alger LargeCap Growth - Class S Sub-Account/(2)/
Alger Capital Appreciation - Class S Sub-Account/(2)/
Alger MidCap Growth - Class S Sub-Account/(2)/

Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
UIF Capital Growth, Class II Sub-Account/(3)/

Van Eck VIP Emerging Markets Sub-Account/(6)/
Van Eck VIP Global Hard Assets Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(8)/
--------------------------------------------------------------------------------

(1)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
       AIM V.I. Basic Value Fund            Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund    Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
       AIM V.I. Core Equity Fund            Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund    Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------


                               24     PROSPECTUS

(2)Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Alger American LargeCap Growth         Alger LargeCap Growth Portfolio
               Portfolio
 -----------------------------------------------------------------------------
  Alger American Capital Appreciation   Alger Capital Appreciation Portfolio
               Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------



(3)Effective March 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
      Fundamental Value Portfolio        Fundamental All Cap Value Portfolio
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable     Legg Mason ClearBridge Variable Large
          Investors Portfolio                    Cap Value Portfolio
 -----------------------------------------------------------------------------



(4)Effective May 1, 2010, Oppenheimer MidCap Fund/VA changed its name to Oppenheimer Small- & Mid-Cap Growth Fund/VA.

(5)Effective May 1, 2010, Rydex VT All-Cap Opportunity Fund changed its name to Rydex SGI VT All-Cap Opportunity Fund.

(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Van Eck Worldwide Multi- Manager           Van Eck VIP Multi-Manager
           Alternatives Fund                      Alternatives Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Emerging Markets      Van Eck VIP Emerging Markets Fund
                  Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



(7)Effective November 2, 2009, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
  Legg Mason Partners Variable Global     Legg Mason Western Asset Variable
 High Yield Bond Portfolio - Class II    Global High Yield Bond Portfolio -
                                                      Class II
 -----------------------------------------------------------------------------



(8)Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Government Portfolio -   Invesco Van Kampen V.I. Government
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

          MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account

Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account/(7)/

MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------
CATEGORY C

Invesco V.I. Basic Value - Series II Sub-Account/(1)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account


Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account/(3)/


                               25     PROSPECTUS

MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/

Premier VIT OpCap Balanced Sub-Account
T. Rowe Price Equity Income - II Sub-Account

Van Eck VIP Multi-Manager Alternatives Sub-Account/(6)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------
CATEGORY D

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/
Invesco V.I. Core Equity - Series II Sub-Account/(1)/
Alger LargeCap Growth - Class S Sub-Account/(2)/
Alger Capital Appreciation - Class S Sub-Account/(2)/
Alger MidCap Growth - Class S Sub-Account/(2)/

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account/(3)/

MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex SGI VT All-Cap Opportunity Sub-Account/(5)/

T. Rowe Price Blue Chip Growth - II Sub-Account

UIF Capital Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account/(6)/
Van Eck VIP Global Hard Assets Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(8)/
--------------------------------------------------------------------------------

(1)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
       AIM V.I. Basic Value Fund            Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund    Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
       AIM V.I. Core Equity Fund            Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund    Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------



(2)Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Alger American LargeCap Growth         Alger LargeCap Growth Portfolio
               Portfolio
 -----------------------------------------------------------------------------
  Alger American Capital Appreciation   Alger Capital Appreciation Portfolio
               Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------



(3)Effective March 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
      Fundamental Value Portfolio        Fundamental All Cap Value Portfolio
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable     Legg Mason ClearBridge Variable Large
          Investors Portfolio                    Cap Value Portfolio
 -----------------------------------------------------------------------------



(4)Effective May 1, 2010, Oppenheimer MidCap Fund/VA changed its name to Oppenheimer Small- & Mid-Cap Growth Fund/VA.

(5)Effective May 1, 2010, Rydex VT All-Cap Opportunity Fund changed its name to Rydex SGI VT All-Cap Opportunity Fund.

(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Van Eck Worldwide Multi- Manager           Van Eck VIP Multi-Manager
           Alternatives Fund                      Alternatives Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Emerging Markets      Van Eck VIP Emerging Markets Fund
                  Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



(7)Effective November 2, 2009, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
  Legg Mason Partners Variable Global     Legg Mason Western Asset Variable
 High Yield Bond Portfolio - Class II    Global High Yield Bond Portfolio -
                                                      Class II
 -----------------------------------------------------------------------------



(8)Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Government Portfolio -   Invesco Van Kampen V.I. Government
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

Rider Date on or after May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

                               26     PROSPECTUS

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

         MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Invesco V.I. Basic Value - Series II Sub-Account/(1)/
Invesco V.I. Core Equity - Series II Sub-Account/(1)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account


Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account/(3)/
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account/(7)/
Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account/(3)/

MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex SGI VT All-Cap Opportunity Sub-Account/(5)/

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account/(6)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/
Van Kampen LIT Government, Class II Sub-Account/(8)/


         MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/
Alger LargeCap Growth - Class S Sub-Account/(2)/
Alger Capital Appreciation - Class S Sub-Account/(2)/
Alger MidCap Growth - Class S Sub-Account/(2)/

Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account/(6)/
Van Eck VIP Global Hard Assets Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(8)/
--------------------------------------------------------------------------------

(1)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
       AIM V.I. Basic Value Fund            Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund    Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
       AIM V.I. Core Equity Fund            Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund    Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------



(2)Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Alger American LargeCap Growth         Alger LargeCap Growth Portfolio
               Portfolio
 -----------------------------------------------------------------------------
  Alger American Capital Appreciation   Alger Capital Appreciation Portfolio
               Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------



(3)Effective March 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
      Fundamental Value Portfolio        Fundamental All Cap Value Portfolio
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable     Legg Mason ClearBridge Variable Large
          Investors Portfolio                    Cap Value Portfolio
 -----------------------------------------------------------------------------



(4)Effective May 1, 2010, Oppenheimer MidCap Fund/VA changed its name to Oppenheimer Small- & Mid-Cap Growth Fund/VA.

(5)Effective May 1, 2010, Rydex VT All-Cap Opportunity Fund changed its name to Rydex SGI VT All-Cap Opportunity Fund.

(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Van Eck Worldwide Multi- Manager           Van Eck VIP Multi-Manager
           Alternatives Fund                      Alternatives Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Emerging Markets      Van Eck VIP Emerging Markets Fund
                  Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



(7)Effective November 2, 2009, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
  Legg Mason Partners Variable Global     Legg Mason Western Asset Variable
 High Yield Bond Portfolio - Class II    Global High Yield Bond Portfolio -
                                                      Class II
 -----------------------------------------------------------------------------



(8)Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Government Portfolio -   Invesco Van Kampen V.I. Government
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------


                               27     PROSPECTUS

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 64 of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

                               28     PROSPECTUS

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

..   The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new SureIncome
    Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date") (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve

                               29     PROSPECTUS
the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

                               30     PROSPECTUS

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

..   The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal
    Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

..   No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

..   The Payout Start Date is the first day of the next Benefit Year after the
    Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

..   During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
    Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

..   If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

..   If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

..   Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

                               31     PROSPECTUS

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* THIS EXAMPLE ASSUMES AN INITIAL CONTRACT VALUE OF $100,000, NO ADDITIONAL PURCHASE PAYMENTS, A WITHDRAWAL BENEFIT FACTOR OF 8% AND DOES NOT TAKE INTO ACCOUNT FEES OR CHARGES.

INVESTMENT REQUIREMENTS

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options ("Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you

                               32     PROSPECTUS
request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                                   Available
--------------------------------------------------------------------------------

Invesco AIM V.I. Basic Value - Series II Sub-Account/(1)/
Invesco V.I. Core Equity - Series II Sub-Account/(1)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account


Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value - Class II Sub-Account/(3)/
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account/(7)/
Legg Mason ClearBridge Variable Large Cap Value - Class II Sub-Account/(3)/

MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

Rydex SGI VT All-Cap Opportunity Sub-Account/(5)/

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account/(1)/

Van Eck VIP Multi-Manager Alternatives Sub-Account/(6)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/
Van Kampen LIT Government, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/
Alger LargeCap Growth - Class S Sub-Account/(2)/
Alger Capital Appreciation - Class S Sub-Account/(2)/
Alger MidCap Growth - Class S Sub-Account/(2)/

Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account
Van Eck VIP Emerging Markets Sub-Account/(6)/
Van Eck VIP Global Hard Assets Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(8)/
--------------------------------------------------------------------------------

(1)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
       AIM V.I. Basic Value Fund            Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund    Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
       AIM V.I. Core Equity Fund            Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund    Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------



(2)Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Alger American LargeCap Growth         Alger LargeCap Growth Portfolio
               Portfolio
 -----------------------------------------------------------------------------
  Alger American Capital Appreciation   Alger Capital Appreciation Portfolio
               Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------



(3)Effective March 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
      Fundamental Value Portfolio        Fundamental All Cap Value Portfolio
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable     Legg Mason ClearBridge Variable Large
          Investors Portfolio                    Cap Value Portfolio
 -----------------------------------------------------------------------------



(4)Effective May 1, 2010, Oppenheimer MidCap Fund/VA changed its name to Oppenheimer Small- & Mid-Cap Growth Fund/VA.

(5)Effective May 1, 2010, Rydex VT All-Cap Opportunity Fund changed its name to Rydex SGI VT All-Cap Opportunity Fund.

(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Van Eck Worldwide Multi- Manager           Van Eck VIP Multi-Manager
           Alternatives Fund                      Alternatives Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Emerging Markets      Van Eck VIP Emerging Markets Fund
                  Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



(7)Effective November 2, 2009, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
  Legg Mason Partners Variable Global     Legg Mason Western Asset Variable
 High Yield Bond Portfolio - Class II    Global High Yield Bond Portfolio -
                                                      Class II
 -----------------------------------------------------------------------------


                               33     PROSPECTUS

(8)Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Government Portfolio -   Invesco Van Kampen V.I. Government
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be an Option that we make available for use with this
    Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 62 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the

                               34     PROSPECTUS

Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

This SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 46 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 800-457-7617.


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series   Long-term growth of capital
 II/(1)/
----------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital                        INVESCO ADVISERS, INC.
 - Series II/(1)/
----------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Growth of capital
 II/(1)/
----------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series II/(1)/
----------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio -        Long-term capital appreciation
 Class S/(2)/
----------------------------------------------------------------------------------FRED ALGER MANAGEMENT, INC.
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class S/(2)/
----------------------------------------------------------------------------------
Alger MidCap Growth Portfolio - Class    Long-term capital appreciation
 S/(2)/
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager/(SM)/         High total return with reduced risk
 Portfolio - Service Class 2              over the long term by allocating its
                                          assets among stocks, bonds, and
                                          short-term instruments.
----------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP Equity-Income Portfolio -   Reasonable income. The fund will also    RESEARCH COMPANY
 Service Class 2                          consider the potential for capital
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R)).
----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service  To achieve capital appreciation
 Class 2
----------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to
 Service Class 2                          the total return of common stocks
                                          publicly traded in the United States
                                          as represented by the Standard &
                                          Poor's 500/(SM)/ Index (S&P 500(R))
----------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       As high a level of current income as is
 Portfolio - Service Class 2              consistent with the preservation of
                                          capital
----------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is
 Service Class 2                          consistent with preservation of
                                          capital and liquidity.
----------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital
 Service Class 2
----------------------------------------------------------------------------------


                               35     PROSPECTUS


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent
 Service Shares                           with preservation of capital and
                                          balanced by current income
----------------------------------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series Overseas Portfolio -  Long-term growth of capital.             LLC
 Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio -     Long-term growth of capital
 Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series Perkins Mid Cap       Capital appreciation
 Value Portfolio - Service Shares
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
----------------------------------------------------------------------------------
                                                                                  --------------------------
Legg Mason ClearBridge Variable          Long-term capital growth with current
 Fundamental All Cap Value Portfolio -    income as a secondary consideration     LEGG MASON PARTNERS FUND
 Class I/(3)/                                                                     ADVISOR, LLC
----------------------------------------------------------------------------------
Legg Mason ClearBridge Variable Large    Long-term growth of capital with
 Cap Value Portfolio - Class I/(3)/       current income as a secondary objective
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
------------------------------------------------------------------------------------------------------------
Legg Mason Western Asset Variable        Maximum total return, consistent with    LEGG MASON PARTNERS FUND
 Global High Yield Bond Portfolio -       preservation of capital                 ADVISOR, LLC
 Class II/(9)/
------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
------------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class   Total return with an emphasis on high
                                          current income, but also considering
                                          capital appreciation
----------------------------------------------------------------------------------
MFS Investors Growth Stock Series -      Capital appreciation
 Service Class                                                                    MFS(TM) INVESTMENT
----------------------------------------------------------------------------------MANAGEMENT
MFS Investors Trust Series - Service     Capital appreciation
 Class
----------------------------------------------------------------------------------
MFS New Discovery Series - Service Class Capital appreciation
----------------------------------------------------------------------------------
MFS Total Return Series - Service Class  Total return
----------------------------------------------------------------------------------
MFS Value Series - Service Class         Capital appreciation
----------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by
 Service Shares                           investing a substantial portion of
                                          assets in securities of foreign         OPPENHEIMERFUNDS, INC.
                                          issuers, growth-type companies,
                                          cyclical industries and special
                                          situations that are considered to have
                                          appreciation possibilities.
----------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
----------------------------------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth      Capital appreciation by investing in
 Fund/VA - Service Shares/(4)/            "growth type" companies.
----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with
 Dollar- Hedged) - Administrative Shares  preservation of capital and prudent investment management.
----------------------------------------------------------------------------------PACIFIC INVESTMENT
PIMCO VIT Money Market Portfolio -       Maximum current income, consistent with  MANAGEMENT COMPANY LLC
 Administrative Shares                    preservation of capital and daily
                                          liquidity
----------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with
 Administrative Shares                    preservation of capital and prudent
                                          investment management
----------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with
 Administrative Shares                    preservation of capital and prudent
                                          investment management.
----------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------
Rydex SGI VT All-Cap Opportunity         Long-term capital appreciation.          RYDEX INVESTMENTS
 Fund/(5)/
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth           Long-term capital growth. Income is a
 Portfolio - II                           secondary objective.                    T. ROWE PRICE ASSOCIATES,
----------------------------------------------------------------------------------INC.
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as
 II                                       long-term growth of capital through
                                          investments in the common stocks of
                                          established companies.
----------------------------------------------------------------------------------


                               36     PROSPECTUS


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II   Long-term capital appreciation by
                                          investing primarily in growth-oriented  MORGAN STANLEY INVESTMENT
                                          equity securities of large              MANAGEMENT, INC./(7)/
                                          capitalization companies.
----------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by
                                          investing primarily in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.
----------------------------------------------------------------------------------
VAN ECK VIP TRUST
------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives   Consistent absolute (positive) returns
 Fund/(6)/                                in various market cycles
----------------------------------------------------------------------------------VAN ECK ASSOCIATES
Van Eck VIP Emerging Markets Fund/(6)/   Long-term capital appreciation by        CORPORATION
                                          investing primarily in equity
                                          securities in emerging markets around
                                          the world
----------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund/(6)/ Long-term capital appreciation by investing primarily in "hard asset
                                          securities" with income as a secondary
                                          consideration
----------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(8)/
----------------------------------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT Government Portfolio,     High current return consistent with      MANAGEMENT
 Class II/(8)/                            preservation of capital
----------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II/(8)/
----------------------------------------------------------------------------------



(1)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
       AIM V.I. Basic Value Fund            Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund    Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
       AIM V.I. Core Equity Fund            Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund    Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------



(2)Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Alger American LargeCap Growth         Alger LargeCap Growth Portfolio
               Portfolio
 -----------------------------------------------------------------------------
  Alger American Capital Appreciation   Alger Capital Appreciation Portfolio
               Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------



(3)Effective March 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
      Fundamental Value Portfolio        Fundamental All Cap Value Portfolio
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable     Legg Mason ClearBridge Variable Large
          Investors Portfolio                    Cap Value Portfolio
 -----------------------------------------------------------------------------



(4)Effective May 1, 2010, Oppenheimer MidCap Fund/VA changed its name to Oppenheimer Small- & Mid-Cap Growth Fund/VA.

(5)Effective May 1, 2010, Rydex VT All-Cap Opportunity Fund changed its name to Rydex SGI VT All-Cap Opportunity Fund.

(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Van Eck Worldwide Multi- Manager           Van Eck VIP Multi-Manager
           Alternatives Fund                      Alternatives Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Emerging Markets      Van Eck VIP Emerging Markets Fund
                  Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



(7)Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(8)Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) . It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Government Portfolio -   Invesco Van Kampen V.I. Government
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------



(9)Effective November 2, 2009, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
  Legg Mason Partners Variable Global     Legg Mason Western Asset Variable
 High Yield Bond Portfolio - Class II    Global High Yield Bond Portfolio -
                                                      Class II
 -----------------------------------------------------------------------------


                               37     PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Lincoln Benefit and the principal underwriter of the Contracts, ALFS, Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different

                               38     PROSPECTUS
investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

                               39     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 45.


This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 45.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

                               40     PROSPECTUS

STANDARD FIXED ACCOUNT OPTION
If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the

                               41     PROSPECTUS
transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable

                               42     PROSPECTUS

Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


                               43     PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

Van Eck VIP Emerging Markets Sub-Account

MFS High Income - Service Class Sub-Account

Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account


We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to

                               44     PROSPECTUS
help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

                               45     PROSPECTUS

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

                               46     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

..   your Contract Value is equal to or greater than $50,000; or

..   your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                      Consultant Solutions Classic  1.25%
                      -----------------------------------
                      Consultant Solutions Plus     1.45%
                      -----------------------------------
                      Consultant Solutions Elite    1.60%
                      -----------------------------------
                      Consultant Solutions Select   1.70%
                      -----------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the

                               47     PROSPECTUS
      oldest Annuitant, are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

   . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract

                               48     PROSPECTUS

Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 39 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a

                               49     PROSPECTUS
withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or

                               50     PROSPECTUS

Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 11. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 52.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax

                               51     PROSPECTUS
withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 40.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.   An emergency exists as defined by the SEC, or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                               52     PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

..   the youngest Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These

                               53     PROSPECTUS
payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period.
    Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required

                               54     PROSPECTUS
minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                  Number of Complete Years Since We Received the Purchase
                                  Payment Being Withdrawn/Applicable Charge:
    CONTRACT:                      0      1      2      3      4      5     6     7    8+
    ---------------------------------------------------------------------------------------
    Consultant Solutions Classic    7%     7%     6%     5%     4%     3%   2%     0%  0%
    Consultant Solutions Plus     8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
    Consultant Solutions Elite      7%     6%     5%     0%     0%     0%   0%     0%  0%
    Consultant Solutions Select                     None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We

                               55     PROSPECTUS
guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

                               56     PROSPECTUS

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

THE FOLLOWING TABLE SUMMARIZES THE MODEL PORTFOLIO OPTION CURRENTLY AVAILABLE FOR USE WITH THE INCOME PROTECTION BENEFIT OPTION:

*Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
--------------------------------------------------------------------------------

CATEGORY A

Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------

CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account

Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account/(7)/

MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account/(1) /

Van Kampen LIT Government, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------
CATEGORY C

Invesco V.I. Basic Value - Series II Sub-Account/(1)/
Invesco V.I. Core Equity - Series II Sub-Account/(1)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account


Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value - Class II Sub-Account/(3)/
Legg Mason ClearBridge Variable Large Cap Value - Class II Sub-Account/(3)/

MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex SGI VT All-Cap Opportunity Sub-Account/(5)/

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

Van Eck VIP Multi-Manager Alternatives Sub-Account/(6)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/

--------------------------------------------------------------------------------

                               57     PROSPECTUS

(1)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
       AIM V.I. Basic Value Fund            Invesco V.I. Basic Value Fund
 -----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund    Invesco V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------
       AIM V.I. Core Equity Fund            Invesco V.I. Core Equity Fund
 -----------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund    Invesco V.I. Mid Cap Core Equity Fund
 -----------------------------------------------------------------------------



(2)Effective November 20, 2009, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Alger American LargeCap Growth         Alger LargeCap Growth Portfolio
               Portfolio
 -----------------------------------------------------------------------------
  Alger American Capital Appreciation   Alger Capital Appreciation Portfolio
               Portfolio
 -----------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio     Alger MidCap Growth Portfolio
 -----------------------------------------------------------------------------



(3)Effective March 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
      Fundamental Value Portfolio        Fundamental All Cap Value Portfolio
 -----------------------------------------------------------------------------
    Legg Mason ClearBridge Variable     Legg Mason ClearBridge Variable Large
          Investors Portfolio                    Cap Value Portfolio
 -----------------------------------------------------------------------------



(4)Effective May 1, 2010, Oppenheimer MidCap Fund/VA changed its name to Oppenheimer Small- & Mid-Cap Growth Fund/VA.

(5)Effective May 1, 2010, Rydex VT All-Cap Opportunity Fund changed its name to Rydex SGI VT All-Cap Opportunity Fund.

(6)Effective May 1, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Van Eck Worldwide Multi- Manager           Van Eck VIP Multi-Manager
           Alternatives Fund                      Alternatives Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Emerging Markets      Van Eck VIP Emerging Markets Fund
                  Fund
 -----------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



(7)Effective November 2, 2009, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
  Legg Mason Partners Variable Global     Legg Mason Western Asset Variable
 High Yield Bond Portfolio - Class II    Global High Yield Bond Portfolio -
                                                      Class II
 -----------------------------------------------------------------------------



(8)Subject to shareholder approval, certain portfolios of the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Government Portfolio -   Invesco Van Kampen V.I. Government
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

                               58     PROSPECTUS

DEATH PROCEEDS

Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 52 for more information.


We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Annual Increase Death Benefit Option

..   Enhanced Earnings Death Benefit Option

DEATH BENEFITS
--------------------------------------------------------------------------------


The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected); or

..   The Annual Increase Death Benefit Option (if selected).

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.


On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 59), the MAV Death Benefit is recalculated each


                               59     PROSPECTUS
time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

..   The date we next determine the Death Proceeds.

ANNUAL INCREASE DEATH BENEFIT OPTION.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

                               60     PROSPECTUS

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

..   The date we next determine the Death Proceeds.

ENHANCED EARNINGS DEATH BENEFIT OPTION.

The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

                               61     PROSPECTUS

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:


..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;


..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 62, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

                               62     PROSPECTUS

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

                               63     PROSPECTUS

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

..   A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

..   The youngest Owner; otherwise,

..   The youngest Beneficiary.

CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

OPTION A.  The Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

                               64     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

                               65     PROSPECTUS

MORE INFORMATION
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois.


Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 77.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

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VOTING PRIVILEGES.  As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ALFS does not sell Contracts directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among

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banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.


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We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Susan L. Lees, General Counsel of Lincoln Benefit.

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

                               69     PROSPECTUS

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GRANTOR TRUST OWNED ANNUITY.  Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional

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withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will

                               71     PROSPECTUS

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qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59  1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

                               72     PROSPECTUS

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Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

                               73     PROSPECTUS

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee

                               74     PROSPECTUS
provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

                               75     PROSPECTUS

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of

                               76     PROSPECTUS

                               77     PROSPECTUS

state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.


ABOUT LINCOLN BENEFIT LIFE COMPANY
--------------------------------------------------------------------------------


Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
       ---------------------------------------------------------------------
       THE CONTRACTS
       ---------------------------------------------------------------------
       CALCULATION OF ACCUMULATION UNIT VALUES
       ---------------------------------------------------------------------
       CALCULATION OF VARIABLE INCOME PAYMENTS
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                     GENERAL MATTERS
                     -------------------------------------
                     EXPERTS
                     -------------------------------------
                     FINANCIAL STATEMENTS
                     -------------------------------------
                     ACCUMULATION UNIT VALUES
                     -------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               78     PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

Feature                                               Classic                          Plus                   Elite
----------------------------------------------------------------------------------------------------------------------------
                                                                              up to 5% depending on
                                                                              issue age and amount of
Credit Enhancement                                     None                   purchase payments               None
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                           1.45%                  1.60%
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                                               8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2               6.5/ 5.5/ 4/2.5            7/ 6/ 5
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,         Confinement, Terminal   Confinement, Terminal
Waivers                                Unemployment                           Illness, Unemployment   Illness, Unemployment

------------------------------------------------------------------------------------

Feature                                               Classic                 Select
------------------------------------------------------------------------------------


Credit Enhancement                                     None                   None
------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                  1.70%
------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2           None
------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,
Waivers                                Unemployment                            N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                          DCA Fixed Account Option*
              ---------------------------------------------------
                                Classic    Plus    Elite   Select
              ---------------------------------------------------
                                6-month  6-month  6-month   N/A
              Transfer Periods  ---------------------------------
                                12-month 12-month 12-month  N/A

                 Standard Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                      Classic                 Plus Elite Select
-----------------------------------------------------------------------------------------------
                                                      1-year                  N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
Guarantee Periods                      --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A

                      MVA Fixed Account Option (not available in all states)***
-----------------------------------------------------------------------------------------------------
                                                      Classic                  Plus    Elite  Select
-----------------------------------------------------------------------------------------------------
                                                      1-year                  1-year  1-year  1-year
                                       --------------------------------------------------------------
                                                      3-year                  3-year  3-year  3-year
                                       --------------------------------------------------------------
Guarantee Periods                                     5-year                  5-year  5-year  5-year
                                       --------------------------------------------------------------
                                                      7-year                  7-year  7-year  7-year
                                       --------------------------------------------------------------
                                                      10-year                 10-year 10-year 10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

** May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.

                               79     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period for the week preceding the establishment of the Market
        Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
     Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                        Fixed Guarantee Period Account
     Guarantee Period:  5 years
     Interest Rate:     4.50%
     Full Withdrawal:   End of Contract Year 3
     Contract:          Consultant Solutions Classic*

              EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of          $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               80     PROSPECTUS

                EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of          $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.

                               81     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       -----------------------------------------------------------------
       Sex of Annuitant:                                     male
       -----------------------------------------------------------------
       Income Plan selected:                                 1
       -----------------------------------------------------------------
       Payment frequency:                                    monthly
       -----------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       -----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable amount income value
--------------------------------------------------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               82     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                                Death Benefit Amount
                                                                  ------------------------------------------------
                                                                                                      Annual
                                                                      ROP Value                  Increase Value**
                                                                  -----------------              -----------------
                                                                  Classic,                       Classic,
                             Beginning                 Contract     Elite             Maximum      Elite
              Type of         Contract  Transaction  Value After     And            Anniversary     And
 Date        Occurrence        Value       Amount     Occurrence   Select    Plus      Value      Select    Plus
------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $  50,000 $52,000 $     55,000 $  52,500 $54,600
------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $  37,500 $39,000 $     41,250 $  40,339 $41,953
------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Classic, Elite and Select
----------------------------------------------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $50,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $12,500
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $37,500
----------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $55,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,750
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $41,250
----------------------------------------------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT**
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)                $53,786
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,446
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $40,339
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               83     PROSPECTUS

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $25,000
                                                        ($125,000 - $100,000)
 ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000 + $0 - $5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000 - $95,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years

                               84     PROSPECTUS
later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000 + $40,000 - $30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000 - $120,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =   25%*$20,000 = $5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been age 70 or younger on the Rider
  Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $50,000
                                                        ($150,000 - $100,000)
 ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$50,000 = $20,000
 Contract Value                                     =   $150,000
 Death Benefit                                      =   $160,000
 Enhanced Earnings Death Benefit                    =   $20,000
 Continuing Contract Value                          =   $180,000
                                                        ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               85     PROSPECTUS

APPENDIX F
WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 for CONSULTANT SOLUTIONS PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                                    Benefit Base
                                                                               -----------------------
                                   Beginning    Transaction   Contract Value   Classic, Elite
  Date     Type of Occurrence   Contract Value     Amount    After Occurrence    and Select     Plus
------------------------------------------------------------------------------------------------------
1/1/2008  Contract Anniversary  $        55,000            _ $          55,000 $        50,000 $52,000
------------------------------------------------------------------------------------------------------
7/1/2008   Partial Withdrawal   $        60,000 $     15,000 $          45,000 $        37,500 $39,000
------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Classic, Elite and Select  Plus
---------------------------------------------------------------------------------------------------------------
BENEFIT BASE
---------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)                $15,000          $15,000
---------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)                $60,000          $60,000
---------------------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)                $50,000          $52,000
---------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)           $12,500          $13,000
---------------------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                                  $37,500          $39,000
---------------------------------------------------------------------------------------------------------------

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               86     PROSPECTUS

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                               87     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               88     PROSPECTUS

APPENDIX H - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.


The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I Value Portfolio - Class I Sub-Account and Legg Mason ClearBridge Variable Investors Portfolio - Class I - Class I Sub-Account which were first offered under the Contracts on April 27, 2007 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008.

The name of the following Sub-Accounts changed since December 31, 2009. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2009:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                  2009
  (AS APPEARS IN THE FOLLOWING TABLES
      OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 AIM V.I. Basic Value Fund              Invesco V.I. Basic Value Fund
 AIM V.I. Capital Appreciation Fund     Invesco V.I. Capital Appreciation Fund
 AIM V.I. Core Equity Fund              Invesco V.I. Core Equity Fund
 AIM V.I. Mid Cap Core Equity Fund      Invesco V.I. Mid Cap Core Equity Fund
 Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable
 Fundamental Value Portfolio            Fundamental All Cap Value Portfolio
 Legg Mason ClearBridge Variable        Legg Mason ClearBridge Variable Large
 Investors Portfolio                    Cap Value Portfolio
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                        Fund/VA
 Rydex VT All-Cap Opportunity Fund      Rydex SGI VT All-Cap Opportunity Fund
 Van Eck Worldwide Multi-Manager        Van Eck VIP Multi-Manager
 Alternatives Fund                      Alternatives Fund
 Van Eck Worldwide Emerging Markets
 Fund                                   Van Eck VIP Emerging Markets Fund
 Van Eck Worldwide Hard Assets Fund     Van Eck VIP Global Hard Assets Fund
 -----------------------------------------------------------------------------



On April 30, 2010, the Janus Aspen Series INTECH Risk Managed Core Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2009.


   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                              Number of
                                                   Accumulation Accumulation    Units
                                      For the Year  Unit Value   Unit Value  Outstanding
                                         Ending    at Beginning    at End      at End
Sub-Accounts                          December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                          2004       $10.000      $10.745      132,216
                                          2005       $10.745      $11.176      223,522
                                          2006       $11.176      $12.452      287,925
                                          2007       $12.452      $12.451      280,725
                                          2008       $12.451       $5.907      303,579
                                          2009        $5.907       $8.610      262,919


                               89     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.303       25,665
                                                                            2005       $10.303      $11.036       50,990
                                                                            2006       $11.036      $11.547       61,199
                                                                            2007       $11.547      $12.727       56,382
                                                                            2008       $12.727       $7.203       52,348
                                                                            2009        $7.203       $8.578       42,532
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.800      173,314
                                                                            2007       $10.800      $11.493      185,437
                                                                            2008       $11.493       $7.900      185,880
                                                                            2009        $7.900       $9.974      159,397
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.989      110,892
                                                                            2005       $10.989      $11.629      253,522
                                                                            2006       $11.629      $12.732      405,969
                                                                            2007       $12.732      $13.725      387,292
                                                                            2008       $13.725       $9.656      323,756
                                                                            2009        $9.656      $12.370      277,636
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.103      121,781
                                                                            2005       $10.103      $11.134      212,340
                                                                            2006       $11.134      $11.523      222,959
                                                                            2007       $11.523      $13.598      210,459
                                                                            2008       $13.598       $7.204      237,432
                                                                            2009        $7.204      $10.465      192,485
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.219       23,051
                                                                            2005       $10.219      $11.509       74,712
                                                                            2006       $11.509      $13.506      132,966
                                                                            2007       $13.506      $17.746      141,537
                                                                            2008       $17.746       $9.582      106,723
                                                                            2009        $9.582      $14.244      103,782
--------------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.628       94,790
                                                                            2005       $10.628      $11.485      210,380
                                                                            2006       $11.485      $12.450      308,342
                                                                            2007       $12.450      $16.122      291,878
                                                                            2008       $16.122       $6.605      291,655
                                                                            2009        $6.605       $9.859      287,119


                               90     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.217        56,932
                                                                   2005       $10.217      $10.460       111,219
                                                                   2006       $10.460      $11.056       134,814
                                                                   2007       $11.056      $12.561       148,955
                                                                   2008       $12.561       $8.809       146,295
                                                                   2009        $8.809      $11.190       119,875
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $11.389       105,161
                                                                   2005       $11.389      $13.106       523,173
                                                                   2006       $13.106      $14.408       891,858
                                                                   2007       $14.408      $16.672       862,174
                                                                   2008       $16.672       $9.425       782,708
                                                                   2009        $9.425      $12.596       702,455
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.840       248,175
                                                                   2005       $10.840      $11.290       457,976
                                                                   2006       $11.290      $13.358       699,045
                                                                   2007       $13.358      $13.344       675,449
                                                                   2008       $13.344       $7.528       651,012
                                                                   2009        $7.528       $9.646       556,829
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.809       193,118
                                                                   2005        $9.809      $10.209       307,319
                                                                   2006       $10.209      $10.734       362,183
                                                                   2007       $10.734      $13.411       341,543
                                                                   2008       $13.411       $6.971       316,734
                                                                   2009        $6.971       $8.800       268,644
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.668       306,038
                                                                   2005       $10.668      $11.004       812,899
                                                                   2006       $11.004      $12.532     1,175,182
                                                                   2007       $12.532      $13.002     1,100,162
                                                                   2008       $13.002       $8.060     1,084,831
                                                                   2009        $8.060      $10.043       981,330
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.215       172,370
                                                                   2005       $10.215      $10.269       496,639
                                                                   2006       $10.269      $10.549       806,750
                                                                   2007       $10.549      $10.831       811,904
                                                                   2008       $10.831      $10.315       588,837
                                                                   2009       $10.315      $11.750       550,819


                               91     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                           2004       $10.000       $9.965       319,746
                                                                           2005        $9.965      $10.104       913,007
                                                                           2006       $10.104      $10.429     1,383,659
                                                                           2007       $10.429      $10.797     1,358,656
                                                                           2008       $10.797      $10.946     1,573,766
                                                                           2009       $10.946      $10.850     1,408,990
-------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                           2004       $10.000      $10.931        72,197
                                                                           2005       $10.931      $12.810       311,381
                                                                           2006       $12.810      $14.883       762,307
                                                                           2007       $14.883      $17.185       776,150
                                                                           2008       $17.185       $9.500       781,458
                                                                           2009        $9.500      $11.829       694,356
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                           2004       $10.000      $10.625        54,585
                                                                           2005       $10.625      $11.285       153,996
                                                                           2006       $11.285      $12.292       242,446
                                                                           2007       $12.292      $13.373       234,531
                                                                           2008       $13.373      $11.074       193,608
                                                                           2009       $11.074      $13.719       209,853
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                           2004       $10.000      $11.317        32,940
                                                                           2005       $11.317      $11.861       115,107
                                                                           2006       $11.861      $13.814       165,929
                                                                           2007       $13.814      $16.114       179,041
                                                                           2008       $16.114      $15.166             0
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                           2004       $10.000      $11.491        14,808
                                                                           2005       $11.491      $12.759        76,819
                                                                           2006       $12.759      $13.735       168,017
                                                                           2007       $13.735      $18.512       143,770
                                                                           2008       $18.512      $10.170       144,900
                                                                           2009       $10.170      $14.650       134,229
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                           2004       $10.000      $11.303        68,978
                                                                           2005       $11.303      $12.266       356,713
                                                                           2006       $12.266      $13.924       564,227
                                                                           2007       $13.924      $14.720       539,843
                                                                           2008       $14.720      $10.470       471,189
                                                                           2009       $10.470      $13.729       408,012


                               92     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.339       39,658
                                                                            2005       $11.339      $12.407      125,616
                                                                            2006       $12.407      $13.558      164,908
                                                                            2007       $13.558      $14.194      134,550
                                                                            2008       $14.194       $8.928      125,288
                                                                            2009        $8.928      $10.793      103,124
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.974       77,386
                                                                            2006       $10.974      $13.193      178,295
                                                                            2007       $13.193      $12.219      196,175
                                                                            2008       $12.219       $7.724      180,098
                                                                            2009        $7.724       $7.321            0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.509       48,073
                                                                            2008        $9.509       $5.949       43,169
                                                                            2009        $5.949       $7.592       39,260
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.871      168,236
                                                                            2005       $10.871      $11.105      465,661
                                                                            2006       $11.105      $12.089      703,308
                                                                            2007       $12.089      $11.885      698,823
                                                                            2008       $11.885       $8.104      589,498
                                                                            2009        $8.104      $12.379      454,032
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.749       96,362
                                                                            2008        $9.749       $6.191       93,685
                                                                            2009        $6.191       $7.604       79,400
--------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                                            2004       $10.000      $10.652      105,366
                                                                            2005       $10.652      $10.724      209,209
                                                                            2006       $10.724      $11.637      238,258
                                                                            2007       $11.637      $11.655      216,819
                                                                            2008       $11.655       $8.202      178,367
                                                                            2009        $8.202      $11.751      144,690


                               93     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.471       19,040
                                                           2005       $10.471      $10.767      229,340
                                                           2006       $10.767      $11.398      467,604
                                                           2007       $11.398      $12.483      434,299
                                                           2008       $12.483       $7.760      408,811
                                                           2009        $7.760      $10.648      318,596
---------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.810        9,814
                                                           2005       $10.810      $11.413       32,676
                                                           2006       $11.413      $12.689       38,786
                                                           2007       $12.689      $13.772       40,966
                                                           2008       $13.772       $9.068       32,809
                                                           2009        $9.068      $11.322       33,920
---------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                           2004       $10.000       $9.945       40,927
                                                           2005        $9.945      $10.304       92,908
                                                           2006       $10.304      $11.480      113,307
                                                           2007       $11.480      $11.579      100,633
                                                           2008       $11.579       $6.908       87,061
                                                           2009        $6.908      $11.103       91,123
---------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                           2004       $10.000      $10.783      128,035
                                                           2005       $10.783      $10.914      326,074
                                                           2006       $10.914      $12.019      375,040
                                                           2007       $12.019      $12.323      335,392
                                                           2008       $12.323       $9.443      283,876
                                                           2009        $9.443      $10.966      279,887
---------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                           2004       $10.000      $11.175       45,846
                                                           2005       $11.175      $11.737      129,930
                                                           2006       $11.737      $13.954      194,233
                                                           2007       $13.954      $14.810      188,327
                                                           2008       $14.810       $9.826      163,225
                                                           2009        $9.826      $11.869      120,920
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                           2005       $10.000      $11.723       26,917
                                                           2006       $11.723      $11.877       87,641
                                                           2007       $11.877      $12.423       90,045
                                                           2008       $12.423       $6.224       86,645
                                                           2009        $6.224       $8.121       82,002
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                           2004       $10.000      $11.390      123,098
                                                           2005       $11.390      $12.817      340,222
                                                           2006       $12.817      $14.840      463,678
                                                           2007       $14.840      $15.529      425,468
                                                           2008       $15.529       $9.141      339,967
                                                           2009        $9.141      $12.566      318,882


                               94     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.324       138,676
                                                               2005       $11.324      $12.256       457,975
                                                               2006       $12.256      $13.864       760,414
                                                               2007       $13.864      $13.485       690,006
                                                               2008       $13.485       $8.247       595,786
                                                               2009        $8.247      $11.137       488,782
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.382        75,187
                                                               2005       $10.382      $10.769       276,055
                                                               2006       $10.769      $10.857       508,415
                                                               2007       $10.857      $11.099       482,258
                                                               2008       $11.099      $10.688       356,974
                                                               2009       $10.688      $12.192       328,033
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.959       167,490
                                                               2005        $9.959      $10.096       325,748
                                                               2006       $10.096      $10.420       459,580
                                                               2007       $10.420      $10.781       401,905
                                                               2008       $10.781      $10.875       447,414
                                                               2009       $10.875      $10.740       560,031
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.596       206,384
                                                               2005       $10.596      $10.671       648,012
                                                               2006       $10.671      $10.602       937,569
                                                               2007       $10.602      $11.576       902,299
                                                               2008       $11.576      $10.615       928,688
                                                               2009       $10.615      $12.398       713,734
-------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.283       249,949
                                                               2005       $10.283      $10.392       653,328
                                                               2006       $10.392      $10.647     1,083,265
                                                               2007       $10.647      $11.424     1,062,806
                                                               2008       $11.424      $11.812       823,099
                                                               2009       $11.812      $13.293       875,022
-------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                               2004       $10.000      $10.805        38,773
                                                               2005       $10.805      $10.951        61,072
                                                               2006       $10.951      $11.970        86,922
                                                               2007       $11.970      $11.284        76,705
                                                               2008       $11.284       $7.661        66,388
                                                               2009        $7.661       $7.391             0
-------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                               2004       $10.000      $11.229       121,721
                                                               2005       $11.229      $10.576       203,935
                                                               2006       $10.576      $11.620       218,567
                                                               2007       $11.620      $12.187       170,119
                                                               2008       $12.187      $11.013             0


                               95     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                        2004       $10.000      $10.599        15,602
                                                                        2005       $10.599      $11.890        56,294
                                                                        2006       $11.890      $13.065        91,432
                                                                        2007       $13.065      $15.819        78,479
                                                                        2008       $15.819       $9.249        92,524
                                                                        2009        $9.249      $11.614        80,586
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                        2004       $10.000      $10.490        74,071
                                                                        2005       $10.490      $10.932       438,125
                                                                        2006       $10.932      $11.791       846,349
                                                                        2007       $11.791      $13.084       814,281
                                                                        2008       $13.084       $7.402       830,392
                                                                        2009        $7.402      $10.354       670,845
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                        2004       $10.000      $11.106       299,734
                                                                        2005       $11.106      $11.361       948,390
                                                                        2006       $11.361      $13.299     1,402,991
                                                                        2007       $13.299      $13.516     1,333,577
                                                                        2008       $13.516       $8.498     1,156,148
                                                                        2009        $8.498      $10.500       989,299
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND--CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                        2004       $10.000       $9.917        33,863
                                                                        2005        $9.917       $9.804        58,131
                                                                        2006        $9.804      $10.509        63,097
                                                                        2007       $10.509      $10.787        68,791
                                                                        2008       $10.787       $9.247       106,076
                                                                        2009        $9.247      $10.387       101,362
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                        2004       $10.000      $12.106        13,596
                                                                        2005       $12.106      $15.764        76,101
                                                                        2006       $15.764      $21.694       140,010
                                                                        2007       $21.694      $29.449       151,951
                                                                        2008       $29.449      $10.231        88,994
                                                                        2009       $10.231      $21.517       153,256
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.455        25,156
                                                                        2005       $12.455      $18.637        98,493
                                                                        2006       $18.637      $22.889       151,158
                                                                        2007       $22.889      $32.819       197,678
                                                                        2008       $32.819      $17.442        80,392
                                                                        2009       $17.442      $27.106       126,577


                               96     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $11.112       25,709
                                                                          2005       $11.112      $12.180       47,131
                                                                          2006       $12.180      $12.608       54,285
                                                                          2007       $12.608      $14.626       48,758
                                                                          2008       $14.626       $7.671       44,989
                                                                          2009        $7.671      $11.833       35,133
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.187       63,788
                                                                          2005       $10.187      $10.379      164,577
                                                                          2006       $10.379      $10.558      182,914
                                                                          2007       $10.558      $11.145      211,170
                                                                          2008       $11.145      $11.161      357,895
                                                                          2009       $11.161      $11.105      185,515
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                          2004       $10.000      $11.083      135,175
                                                                          2005       $11.083      $11.996      493,860
                                                                          2006       $11.996      $13.725      824,335
                                                                          2007       $13.725      $13.881      783,069
                                                                          2008       $13.881       $9.283      680,370
                                                                          2009        $9.283      $11.365      614,322
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.383       14,496
                                                                          2005       $10.383      $11.829       58,864
                                                                          2006       $11.829      $12.114       88,585
                                                                          2007       $12.114      $14.539       86,678
                                                                          2008       $14.539       $7.265       87,977
                                                                          2009        $7.265      $11.835       73,057
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.853      241,544
                                                                          2005       $12.853      $14.804      448,864
                                                                          2006       $14.804      $20.106      695,926
                                                                          2007       $20.106      $16.407      515,759
                                                                          2008       $16.407      $10.026      445,861
                                                                          2009       $10.026      $12.709      374,792
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $7.074      105,650
                                                                          2009        $7.074      $12.496      123,025



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               97     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.656           0
                                                                            2005       $10.656      $10.982           0
                                                                            2006       $10.982      $12.125           0
                                                                            2007       $12.125      $12.013           0
                                                                            2008       $12.013       $5.647       1,098
                                                                            2009        $5.647       $8.155       1,086
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.217           0
                                                                            2005       $10.217      $10.845           0
                                                                            2006       $10.845      $11.244           0
                                                                            2007       $11.244      $12.279           0
                                                                            2008       $12.279       $6.886           0
                                                                            2009        $6.886       $8.126           0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.734           0
                                                                            2007       $10.734      $11.317           0
                                                                            2008       $11.317       $7.708           0
                                                                            2009        $7.708       $9.643           0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.897           0
                                                                            2005       $10.897      $11.427           0
                                                                            2006       $11.427      $12.398           0
                                                                            2007       $12.398      $13.242           0
                                                                            2008       $13.242       $9.231       1,270
                                                                            2009        $9.231      $11.718       1,268
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.019           0
                                                                            2005       $10.019      $10.942           0
                                                                            2006       $10.942      $11.220           0
                                                                            2007       $11.220      $13.120           0
                                                                            2008       $13.120       $6.887           0
                                                                            2009        $6.887       $9.913           0
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.134           0
                                                                            2005       $10.134      $11.309           0
                                                                            2006       $11.309      $13.152           0
                                                                            2007       $13.152      $17.121           0
                                                                            2008       $17.121       $9.160           0
                                                                            2009        $9.160      $13.493           0


                               98     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.539           0
                                                                      2005       $10.539      $11.286           0
                                                                      2006       $11.286      $12.123           0
                                                                      2007       $12.123      $15.555           0
                                                                      2008       $15.555       $6.314      18,946
                                                                      2009        $6.314       $9.339      18,946
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.132           0
                                                                      2005       $10.132      $10.279           0
                                                                      2006       $10.279      $10.765           0
                                                                      2007       $10.765      $12.119           0
                                                                      2008       $12.119       $8.421         109
                                                                      2009        $8.421      $10.600         109
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.295           0
                                                                      2005       $11.295      $12.880         303
                                                                      2006       $12.880      $14.030         292
                                                                      2007       $14.030      $16.085         280
                                                                      2008       $16.085       $9.010       1,763
                                                                      2009        $9.010      $11.932       1,704
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.750           0
                                                                      2005       $10.750      $11.095           0
                                                                      2006       $11.095      $13.007           0
                                                                      2007       $13.007      $12.875           0
                                                                      2008       $12.875       $7.197       8,417
                                                                      2009        $7.197       $9.137       8,329
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.727           0
                                                                      2005        $9.727      $10.032           0
                                                                      2006       $10.032      $10.452           0
                                                                      2007       $10.452      $12.939           0
                                                                      2008       $12.939       $6.664           0
                                                                      2009        $6.664       $8.336           0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.579           0
                                                                      2005       $10.579      $10.813           0
                                                                      2006       $10.813      $12.202           0
                                                                      2007       $12.202      $12.544           0
                                                                      2008       $12.544       $7.705       1,127
                                                                      2009        $7.705       $9.513       1,113


                               99     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.130           0
                                                                   2005       $10.130      $10.091           0
                                                                   2006       $10.091      $10.272           0
                                                                   2007       $10.272      $10.450           0
                                                                   2008       $10.450       $9.861       2,057
                                                                   2009        $9.861      $11.131       2,068
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.882           0
                                                                   2005        $9.882       $9.929           0
                                                                   2006        $9.929      $10.155           0
                                                                   2007       $10.155      $10.417           0
                                                                   2008       $10.417      $10.465       3,763
                                                                   2009       $10.465      $10.278       4,430
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.840           0
                                                                   2005       $10.840      $12.588           0
                                                                   2006       $12.588      $14.492           0
                                                                   2007       $14.492      $16.580           0
                                                                   2008       $16.580       $9.082       1,097
                                                                   2009        $9.082      $11.205       1,129
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.537           0
                                                                   2005       $10.537      $11.089           0
                                                                   2006       $11.089      $11.970           0
                                                                   2007       $11.970      $12.902           0
                                                                   2008       $12.902      $10.586           0
                                                                   2009       $10.586      $12.996           0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.223           0
                                                                   2005       $11.223      $11.655           0
                                                                   2006       $11.655      $13.452           0
                                                                   2007       $13.452      $15.547           0
                                                                   2008       $15.547      $14.589           0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.395           0
                                                                   2005       $11.395      $12.539           0
                                                                   2006       $12.539      $13.375           0
                                                                   2007       $13.375      $17.861           0
                                                                   2008       $17.861       $9.723           0
                                                                   2009        $9.723      $13.877           0


                              100     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.209           0
                                                                            2005       $11.209      $12.053         577
                                                                            2006       $12.053      $13.558         565
                                                                            2007       $13.558      $14.202         531
                                                                            2008       $14.202      $10.009         547
                                                                            2009       $10.009      $13.005         521
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.245           0
                                                                            2005       $11.245      $12.192           0
                                                                            2006       $12.192      $13.202           0
                                                                            2007       $13.202      $13.695           0
                                                                            2008       $13.695       $8.535           0
                                                                            2009        $8.535      $10.224           0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.906           0
                                                                            2006       $10.906      $12.993           0
                                                                            2007       $12.993      $11.923           0
                                                                            2008       $11.923       $7.468           0
                                                                            2009        $7.468       $7.057           0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.450           0
                                                                            2008        $9.450       $5.858       2,596
                                                                            2009        $5.858       $7.407       2,582
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.781           0
                                                                            2005       $10.781      $10.912         322
                                                                            2006       $10.912      $11.771         310
                                                                            2007       $11.771      $11.467         298
                                                                            2008       $11.467       $7.747       1,488
                                                                            2009        $7.747      $11.727       1,421
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.688           0
                                                                            2008        $9.688       $6.096           0
                                                                            2009        $6.096       $7.419           0


                              101     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.563           0
                                                      2005       $10.563      $10.538           0
                                                      2006       $10.538      $11.331           0
                                                      2007       $11.331      $11.245           0
                                                      2008       $11.245       $7.842       3,928
                                                      2009        $7.842      $11.132       3,672
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.384           0
                                                      2005       $10.384      $10.580           0
                                                      2006       $10.580      $11.098           0
                                                      2007       $12.125      $12.013           0
                                                      2008       $12.013       $7.419         155
                                                      2009        $7.419      $10.087         132
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.720           0
                                                      2005       $10.720      $11.215           0
                                                      2006       $11.215      $12.355           0
                                                      2007       $11.098      $12.043           0
                                                      2008       $12.043       $8.669         923
                                                      2009        $8.669      $10.725         918
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.862           0
                                                      2005        $9.862      $10.126           0
                                                      2006       $10.126      $11.178           0
                                                      2007       $11.178      $11.171           0
                                                      2008       $11.171       $6.604       1,098
                                                      2009        $6.604      $10.518       1,092
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.694           0
                                                      2005       $10.694      $10.725         326
                                                      2006       $10.725      $11.703         314
                                                      2007       $11.703      $11.889         301
                                                      2008       $11.889       $9.027       2,083
                                                      2009        $9.027      $10.388       2,077
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.082           0
                                                      2005       $11.082      $11.534           0
                                                      2006       $11.534      $13.587           0
                                                      2007       $13.587      $14.288           0
                                                      2008       $14.288       $9.393         858
                                                      2009        $9.393      $11.244         854


                              102     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.651           0
                                                               2006       $11.651      $11.697           0
                                                               2007       $11.697      $12.123           0
                                                               2008       $12.123       $6.018           0
                                                               2009        $6.018       $7.780           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.296           0
                                                               2005       $11.296      $12.595           0
                                                               2006       $12.595      $14.450           0
                                                               2007       $14.450      $14.982           0
                                                               2008       $14.982       $8.738      18,728
                                                               2009        $8.738      $11.903      18,643
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.230           0
                                                               2005       $11.230      $12.044           0
                                                               2006       $12.044      $13.500           0
                                                               2007       $13.500      $13.011           0
                                                               2008       $13.011       $7.884       2,247
                                                               2009        $7.884      $10.549       2,138
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.296           0
                                                               2005       $10.296      $10.583         511
                                                               2006       $10.583      $10.572         574
                                                               2007       $10.572      $10.708         546
                                                               2008       $10.708      $10.218       4,709
                                                               2009       $10.218      $11.549       4,792
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.876           0
                                                               2005        $9.876       $9.922         602
                                                               2006        $9.922      $10.147         635
                                                               2007       $10.147      $10.401         596
                                                               2008       $10.401      $10.396       3,790
                                                               2009       $10.396      $10.174       3,856
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.508           0
                                                               2005       $10.508      $10.487         495
                                                               2006       $10.487      $10.324         477
                                                               2007       $10.324      $11.168         458
                                                               2008       $11.168      $10.148         918
                                                               2009       $10.148      $11.745         923


                              103     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.197           0
                                                                     2005       $10.197      $10.212           0
                                                                     2006       $10.212      $10.368           0
                                                                     2007       $10.368      $11.022           0
                                                                     2008       $11.022      $11.293       6,237
                                                                     2009       $11.293      $12.592       6,277
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.739           0
                                                                     2005       $10.739      $10.785           0
                                                                     2006       $10.785      $11.682           0
                                                                     2007       $11.682      $10.911           0
                                                                     2008       $10.911       $7.340           0
                                                                     2009        $7.340       $7.061           0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.136           0
                                                                     2005       $11.136      $10.393           0
                                                                     2006       $10.393      $11.315           0
                                                                     2007       $11.315      $11.758           0
                                                                     2008       $11.758      $10.620           0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.511           0
                                                                     2005       $10.511      $11.684           0
                                                                     2006       $11.684      $12.722           0
                                                                     2007       $12.722      $15.263           0
                                                                     2008       $15.263       $8.841         804
                                                                     2009        $8.841      $11.001         799
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.403           0
                                                                     2005       $10.403      $10.743         348
                                                                     2006       $10.743      $11.481         335
                                                                     2007       $11.481      $12.623         321
                                                                     2008       $12.623       $7.076       2,407
                                                                     2009        $7.076       $9.808       2,378
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $11.014           0
                                                                     2005       $11.014      $11.165         764
                                                                     2006       $11.165      $12.949         737
                                                                     2007       $12.949      $13.040         706
                                                                     2008       $13.040       $8.124      18,755
                                                                     2009        $8.124       $9.946      18,736


                              104     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                       2004       $10.000       $9.835           0
                                                                       2005        $9.835       $9.634           0
                                                                       2006        $9.634      $10.233           0
                                                                       2007       $10.233      $10.407           0
                                                                       2008       $10.407       $8.840       1,179
                                                                       2009        $8.840       $9.840       1,172
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                       2004       $10.000      $12.005           0
                                                                       2005       $12.005      $15.491         135
                                                                       2006       $15.491      $21.124         130
                                                                       2007       $21.124      $28.413         124
                                                                       2008       $28.413       $9.781         119
                                                                       2009        $9.781      $20.382         119
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                       2004       $10.000      $12.352           0
                                                                       2005       $12.352      $18.314           0
                                                                       2006       $18.314      $22.288           0
                                                                       2007       $22.288      $31.665           0
                                                                       2008       $31.665      $16.674         818
                                                                       2009       $16.674      $25.677         789
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.019           0
                                                                       2005       $11.019      $11.969           0
                                                                       2006       $11.969      $12.277           0
                                                                       2007       $12.277      $14.111           0
                                                                       2008       $14.111       $7.333           0
                                                                       2009        $7.333      $11.209           0
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.103           0
                                                                       2005       $10.103      $10.200           0
                                                                       2006       $10.200      $10.281           0
                                                                       2007       $10.281      $10.753           0
                                                                       2008       $10.753      $10.670         267
                                                                       2009       $10.670      $10.520         267
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.991           0
                                                                       2005       $10.991      $11.789           0
                                                                       2006       $11.789      $13.365           0
                                                                       2007       $13.365      $13.392           0
                                                                       2008       $13.392       $8.874       6,338
                                                                       2009        $8.874      $10.766       6,552


                              105     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.297           0
                                                                          2005       $10.297      $11.624           0
                                                                          2006       $11.624      $11.796           0
                                                                          2007       $11.796      $14.027           0
                                                                          2008       $14.027       $6.945         336
                                                                          2009        $6.945      $11.211         331
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.746           0
                                                                          2005       $12.746      $14.547         654
                                                                          2006       $14.547      $19.578         582
                                                                          2007       $19.578      $15.830         630
                                                                          2008       $15.830       $9.584      29,447
                                                                          2009        $9.584      $12.038      29,312
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $6.762           0
                                                                          2009        $6.762      $11.837           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.


                              106     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.710      14,119
                                                                            2005       $10.710      $11.100      26,910
                                                                            2006       $11.100      $12.324      26,039
                                                                            2007       $12.324      $12.279      15,073
                                                                            2008       $12.279       $5.805       4,867
                                                                            2009        $5.805       $8.431       2,549
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.270         209
                                                                            2005       $10.270      $10.962         648
                                                                            2006       $10.962      $11.429       1,382
                                                                            2007       $11.429      $12.551       1,120
                                                                            2008       $12.551       $7.078         840
                                                                            2009        $7.078       $8.400         647
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.774      15,396
                                                                            2007       $10.774      $11.424      18,197
                                                                            2008       $11.424       $7.825      13,767
                                                                            2009        $7.825       $9.844      15,508
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.953       3,434
                                                                            2005       $10.953      $11.550       9,987
                                                                            2006       $11.550      $12.601      25,207
                                                                            2007       $12.601      $13.536      25,250
                                                                            2008       $13.536       $9.489      10,026
                                                                            2009        $9.489      $12.113       7,481
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.070       3,205
                                                                            2005       $10.070      $11.059       4,438
                                                                            2006       $11.059      $11.405       4,747
                                                                            2007       $11.405      $13.411       3,856
                                                                            2008       $13.411       $7.079       4,663
                                                                            2009        $7.079      $10.247       4,047
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.186       4,734
                                                                            2005       $10.186      $11.431       5,217
                                                                            2006       $11.431      $13.368      10,380
                                                                            2007       $13.368      $17.501      11,158
                                                                            2008       $17.501       $9.416      23,230
                                                                            2009        $9.416      $13.948      13,955


                              107     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.593      16,990
                                                                      2005       $10.593      $11.407      22,184
                                                                      2006       $11.407      $12.323      32,839
                                                                      2007       $12.323      $15.900      22,247
                                                                      2008       $15.900       $6.490      21,572
                                                                      2009        $6.490       $9.654      11,236
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.184       6,127
                                                                      2005       $10.184      $10.390      16,830
                                                                      2006       $10.390      $10.942      20,152
                                                                      2007       $10.942      $12.387      18,915
                                                                      2008       $12.387       $8.657      20,457
                                                                      2009        $8.657      $10.957      12,979
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.353      13,482
                                                                      2005       $11.353      $13.018      50,412
                                                                      2006       $13.018      $14.260      98,161
                                                                      2007       $14.260      $16.442      98,587
                                                                      2008       $16.442       $9.262      69,273
                                                                      2009        $9.262      $12.334      49,531
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.805      16,904
                                                                      2005       $10.805      $11.214      25,309
                                                                      2006       $11.214      $13.221      52,728
                                                                      2007       $13.221      $13.160      47,153
                                                                      2008       $13.160       $7.398      28,570
                                                                      2009        $7.398       $9.445      20,770
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.777       2,742
                                                                      2005        $9.777      $10.140       6,853
                                                                      2006       $10.140      $10.623       8,255
                                                                      2007       $10.623      $13.226       7,221
                                                                      2008       $13.226       $6.850       5,106
                                                                      2009        $6.850       $8.617       3,946
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.634       7,868
                                                                      2005       $10.634      $10.930      38,047
                                                                      2006       $10.930      $12.403      65,217
                                                                      2007       $12.403      $12.823      59,035
                                                                      2008       $12.823       $7.921      48,787
                                                                      2009        $7.921       $9.834      31,067


                              108     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.182       21,758
                                                                   2005       $10.182      $10.199       49,266
                                                                   2006       $10.199      $10.441       73,225
                                                                   2007       $10.441      $10.682       66,985
                                                                   2008       $10.682      $10.137       32,315
                                                                   2009       $10.137      $11.506       24,417
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.933       58,803
                                                                   2005        $9.933      $10.036       68,484
                                                                   2006       $10.036      $10.322      161,389
                                                                   2007       $10.322      $10.648      125,834
                                                                   2008       $10.648      $10.757      157,527
                                                                   2009       $10.757      $10.624       92,275
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.896        3,480
                                                                   2005       $10.896      $12.723       16,347
                                                                   2006       $12.723      $14.730       67,797
                                                                   2007       $14.730      $16.948       84,726
                                                                   2008       $16.948       $9.336       62,637
                                                                   2009        $9.336      $11.583       48,389
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.591       20,549
                                                                   2005       $10.591      $11.209       24,673
                                                                   2006       $11.209      $12.166       20,866
                                                                   2007       $12.166      $13.188       19,377
                                                                   2008       $13.188      $10.882       23,268
                                                                   2009       $10.882      $13.434       15,495
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.280          282
                                                                   2005       $11.280      $11.781        1,583
                                                                   2006       $11.781      $13.672        5,830
                                                                   2007       $13.672      $15.892        7,627
                                                                   2008       $15.892      $14.940            0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.454           16
                                                                   2005       $11.454      $12.673        5,639
                                                                   2006       $12.673      $13.594       14,144
                                                                   2007       $13.594      $18.257       18,465
                                                                   2008       $18.257       $9.994       10,342
                                                                   2009        $9.994      $14.345       10,515


                              109     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.266      12,402
                                                                            2005       $11.266      $12.183      48,976
                                                                            2006       $12.183      $13.781      59,842
                                                                            2007       $13.781      $14.517      53,518
                                                                            2008       $14.517      $10.289      34,104
                                                                            2009       $10.289      $13.444      24,911
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.302       9,724
                                                                            2005       $11.302      $12.323      16,649
                                                                            2006       $12.323      $13.419      21,808
                                                                            2007       $13.419      $13.998      20,140
                                                                            2008       $13.998       $8.773      14,493
                                                                            2009        $8.773      $10.569       9,316
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.947      17,047
                                                                            2006       $10.947      $13.116      20,417
                                                                            2007       $13.116      $12.103      23,686
                                                                            2008       $12.103       $7.624      18,835
                                                                            2009        $7.624       $7.217           0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.486       4,256
                                                                            2008        $9.486       $5.914       1,123
                                                                            2009        $5.914       $7.520       1,578
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.836      18,080
                                                                            2005       $10.836      $11.030      43,334
                                                                            2006       $11.030      $11.964      67,099
                                                                            2007       $11.964      $11.721      64,359
                                                                            2008       $11.721       $7.963      43,788
                                                                            2009        $7.963      $12.122      22,070
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.725      16,715
                                                                            2008        $9.725       $6.154      14,358
                                                                            2009        $6.154       $7.532      11,945


                              110     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.617       5,239
                                                      2005       $10.617      $10.651       8,859
                                                      2006       $10.651      $11.517       9,006
                                                      2007       $11.517      $11.495       8,010
                                                      2008       $11.495       $8.061       5,959
                                                      2009        $8.061      $11.507       4,547
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.437           0
                                                      2005       $10.437      $10.694      20,459
                                                      2006       $10.694      $11.281      40,226
                                                      2007       $11.281      $12.310      35,303
                                                      2008       $12.310       $7.626      25,945
                                                      2009        $7.626      $10.427      17,812
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.775       1,497
                                                      2005       $10.775      $11.336       2,187
                                                      2006       $11.336      $12.558       2,311
                                                      2007       $12.558      $13.582       2,327
                                                      2008       $13.582       $8.911       2,892
                                                      2009        $8.911      $11.086       3,394
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.912           0
                                                      2005        $9.912      $10.235       1,241
                                                      2006       $10.235      $11.362       2,619
                                                      2007       $11.362      $11.419       2,212
                                                      2008       $11.419       $6.789         512
                                                      2009        $6.789      $10.872         580
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.748      24,820
                                                      2005       $10.748      $10.841      43,498
                                                      2006       $10.841      $11.896      48,499
                                                      2007       $11.896      $12.153      36,646
                                                      2008       $12.153       $9.279      30,804
                                                      2009        $9.279      $10.738      24,445
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.139       1,555
                                                      2005       $11.139      $11.658       7,507
                                                      2006       $11.658      $13.810      10,015
                                                      2007       $13.810      $14.605      11,214
                                                      2008       $14.605       $9.656      15,987
                                                      2009        $9.656      $11.623       5,318


                              111     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.695        2,405
                                                               2006       $11.695      $11.807       10,770
                                                               2007       $11.807      $12.306       10,772
                                                               2008       $12.306       $6.143       10,137
                                                               2009        $6.143       $7.987        8,923
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.354       12,335
                                                               2005       $11.354      $12.730       23,494
                                                               2006       $12.730      $14.688       32,798
                                                               2007       $14.688      $15.315       24,924
                                                               2008       $15.315       $8.982       23,059
                                                               2009        $8.982      $12.305       10,881
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.287        4,631
                                                               2005       $11.287      $12.174       27,646
                                                               2006       $12.174      $13.721       40,614
                                                               2007       $13.721      $13.299       39,454
                                                               2008       $13.299       $8.105       24,375
                                                               2009        $8.105      $10.905       13,961
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.348        4,619
                                                               2005       $10.348      $10.696       28,950
                                                               2006       $10.696      $10.745       45,056
                                                               2007       $10.745      $10.946       43,735
                                                               2008       $10.946      $10.503       23,896
                                                               2009       $10.503      $11.939       12,188
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.927        4,061
                                                               2005        $9.927      $10.028       17,626
                                                               2006       $10.028      $10.313      110,294
                                                               2007       $10.313      $10.632       72,629
                                                               2008       $10.632      $10.687       73,225
                                                               2009       $10.687      $10.517       32,253
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.562       24,840
                                                               2005       $10.562      $10.599       77,486
                                                               2006       $10.599      $10.493       72,477
                                                               2007       $10.493      $11.416       60,196
                                                               2008       $11.416      $10.432       34,791
                                                               2009       $10.432      $12.141       21,242


                              112     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.250       19,456
                                                                     2005       $10.250      $10.322       47,858
                                                                     2006       $10.322      $10.538       83,160
                                                                     2007       $10.538      $11.266       81,848
                                                                     2008       $11.266      $11.608       60,359
                                                                     2009       $11.608      $13.017       40,000
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.779        3,706
                                                                     2005       $10.779      $10.887        5,953
                                                                     2006       $10.887      $11.858        5,951
                                                                     2007       $11.858      $11.138        5,481
                                                                     2008       $11.138       $7.535        3,960
                                                                     2009        $7.535       $7.261            0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.193       12,083
                                                                     2005       $11.193      $10.505       19,478
                                                                     2006       $10.505      $11.501       22,405
                                                                     2007       $11.501      $12.019       16,051
                                                                     2008       $12.019      $10.859            0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.565          310
                                                                     2005       $10.565      $11.810          295
                                                                     2006       $11.810      $12.931        8,282
                                                                     2007       $12.931      $15.601        6,921
                                                                     2008       $15.601       $9.088        5,207
                                                                     2009        $9.088      $11.372        5,103
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.456        6,385
                                                                     2005       $10.456      $10.858       40,786
                                                                     2006       $10.858      $11.670       75,772
                                                                     2007       $11.670      $12.903       81,626
                                                                     2008       $12.903       $7.274       62,701
                                                                     2009        $7.274      $10.138       40,435
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $11.070       26,985
                                                                     2005       $11.070      $11.285       92,669
                                                                     2006       $11.285      $13.162      137,043
                                                                     2007       $13.162      $13.329      129,012
                                                                     2008       $13.329       $8.351       99,308
                                                                     2009        $8.351      $10.281       73,212


                              113     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND--CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                        2004       $10.000       $9.885           0
                                                                        2005        $9.885       $9.738       1,220
                                                                        2006        $9.738      $10.401       1,929
                                                                        2007       $10.401      $10.638       1,607
                                                                        2008       $10.638       $9.087       2,544
                                                                        2009        $9.087      $10.171       2,363
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                        2004       $10.000      $12.067       1,588
                                                                        2005       $12.067      $15.658      12,064
                                                                        2006       $15.658      $21.471      13,500
                                                                        2007       $21.471      $29.043      16,859
                                                                        2008       $29.043      $10.054      11,964
                                                                        2009       $10.054      $21.070      11,191
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.415      10,175
                                                                        2005       $12.415      $18.511      27,980
                                                                        2006       $18.511      $22.654      38,120
                                                                        2007       $22.654      $32.366      35,969
                                                                        2008       $32.366      $17.140      19,035
                                                                        2009       $17.140      $26.543      17,279
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                        2004       $10.000      $11.076         625
                                                                        2005       $11.076      $12.098       1,444
                                                                        2006       $12.098      $12.478       1,436
                                                                        2007       $12.478      $14.424         713
                                                                        2008       $14.424       $7.538         715
                                                                        2009        $7.538      $11.587         659
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.155       1,515
                                                                        2005       $10.155      $10.309       3,666
                                                                        2006       $10.309      $10.449       6,825
                                                                        2007       $10.449      $10.992       5,828
                                                                        2008       $10.992      $10.968       4,131
                                                                        2009       $10.968      $10.875       2,469
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                        2004       $10.000      $11.047       8,999
                                                                        2005       $11.047      $11.915      42,450
                                                                        2006       $11.915      $13.585      65,009
                                                                        2007       $13.585      $13.689      61,062
                                                                        2008       $13.689       $9.122      42,540
                                                                        2009        $9.122      $11.129      24,464


                              114     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.349      13,593
                                                                          2005       $10.349      $11.749      18,729
                                                                          2006       $11.749      $11.990      17,724
                                                                          2007       $11.990      $14.338       6,708
                                                                          2008       $14.338       $7.139       4,442
                                                                          2009        $7.139      $11.589       2,932
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.811       8,873
                                                                          2005       $12.811      $14.704      41,284
                                                                          2006       $14.704      $19.900      69,224
                                                                          2007       $19.900      $16.181      49,043
                                                                          2008       $16.181       $9.852      38,054
                                                                          2009        $9.852      $12.444      33,843
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $6.951       5,243
                                                                          2009        $6.951      $12.236       3,147



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.


                              115     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.621         0
                                                                            2005       $10.621      $10.907         0
                                                                            2006       $10.907      $12.000         0
                                                                            2007       $12.000      $11.845         0
                                                                            2008       $11.845       $5.549         0
                                                                            2009        $5.549       $7.984         0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.184         0
                                                                            2005       $10.184      $10.771         0
                                                                            2006       $10.771      $11.127         0
                                                                            2007       $11.127      $12.108         0
                                                                            2008       $12.108       $6.766         0
                                                                            2009        $6.766       $7.955         0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.708         0
                                                                            2007       $10.708      $11.250         0
                                                                            2008       $11.250       $7.634         0
                                                                            2009        $7.634       $9.517         0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.862         0
                                                                            2005       $10.862      $11.349         0
                                                                            2006       $11.349      $12.269         0
                                                                            2007       $12.269      $13.058         0
                                                                            2008       $13.058       $9.070         0
                                                                            2009        $9.070      $11.472         0
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000       $9.986         0
                                                                            2005        $9.986      $10.867         0
                                                                            2006       $10.867      $11.104         0
                                                                            2007       $11.104      $12.937         0
                                                                            2008       $12.937       $6.767         0
                                                                            2009        $6.767       $9.705         0
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.101         0
                                                                            2005       $10.101      $11.232         0
                                                                            2006       $11.232      $13.015         0
                                                                            2007       $13.015      $16.883         0
                                                                            2008       $16.883       $9.000         0
                                                                            2009        $9.000      $13.210         0


                              116     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.505         0
                                                                      2005       $10.505      $11.209         0
                                                                      2006       $11.209      $11.998         0
                                                                      2007       $11.998      $15.338         0
                                                                      2008       $15.338       $6.204         0
                                                                      2009        $6.204       $9.143         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.099         0
                                                                      2005       $10.099      $10.209         0
                                                                      2006       $10.209      $10.654         0
                                                                      2007       $10.654      $11.950         0
                                                                      2008       $11.950       $8.274         0
                                                                      2009        $8.274      $10.377         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.258         0
                                                                      2005       $11.258      $12.792         0
                                                                      2006       $12.792      $13.885         0
                                                                      2007       $13.885      $15.861         0
                                                                      2008       $15.861       $8.853         0
                                                                      2009        $8.853      $11.681         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.715         0
                                                                      2005       $10.715      $11.019         0
                                                                      2006       $11.019      $12.872         0
                                                                      2007       $12.872      $12.695         0
                                                                      2008       $12.695       $7.071         0
                                                                      2009        $7.071       $8.945         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.695         0
                                                                      2005        $9.695       $9.964         0
                                                                      2006        $9.964      $10.343         0
                                                                      2007       $10.343      $12.759         0
                                                                      2008       $12.759       $6.547         0
                                                                      2009        $6.547       $8.161         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.545         0
                                                                      2005       $10.545      $10.740         0
                                                                      2006       $10.740      $12.076         0
                                                                      2007       $12.076      $12.370         0
                                                                      2008       $12.370       $7.571         0
                                                                      2009        $7.571       $9.313         0


                              117     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.097         0
                                                                   2005       $10.097      $10.022         0
                                                                   2006       $10.022      $10.166         0
                                                                   2007       $10.166      $10.305         0
                                                                   2008       $10.305       $9.689         0
                                                                   2009        $9.689      $10.897         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.850         0
                                                                   2005        $9.850       $9.861         0
                                                                   2006        $9.861      $10.049         0
                                                                   2007       $10.049      $10.272         0
                                                                   2008       $10.272      $10.282         0
                                                                   2009       $10.282      $10.062         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.805         0
                                                                   2005       $10.805      $12.502         0
                                                                   2006       $12.502      $14.342         0
                                                                   2007       $14.342      $16.349         0
                                                                   2008       $16.349       $8.923         0
                                                                   2009        $8.923      $10.970         0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.502         0
                                                                   2005       $10.502      $11.014         0
                                                                   2006       $11.014      $11.846         0
                                                                   2007       $11.846      $12.723         0
                                                                   2008       $12.723      $10.402         0
                                                                   2009       $10.402      $12.723         0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.186         0
                                                                   2005       $11.186      $11.576         0
                                                                   2006       $11.576      $13.312         0
                                                                   2007       $13.312      $15.331         0
                                                                   2008       $15.331      $14.368         0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.358         0
                                                                   2005       $11.358      $12.453         0
                                                                   2006       $12.453      $13.236         0
                                                                   2007       $13.236      $17.612         0
                                                                   2008       $17.612       $9.553         0
                                                                   2009        $9.553      $13.586         0


                              118     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.172         0
                                                                            2005       $11.172      $11.971         0
                                                                            2006       $11.971      $13.418         0
                                                                            2007       $13.418      $14.004         0
                                                                            2008       $14.004       $9.835         0
                                                                            2009        $9.835      $12.732         0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.208         0
                                                                            2005       $11.208      $12.109         0
                                                                            2006       $12.109      $13.065         0
                                                                            2007       $13.065      $13.504         0
                                                                            2008       $13.504       $8.386         0
                                                                            2009        $8.386      $10.010         0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.880         0
                                                                            2006       $10.880      $12.916         0
                                                                            2007       $12.916      $11.809         0
                                                                            2008       $11.809       $7.371         0
                                                                            2009        $7.371       $6.956         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.427         0
                                                                            2008        $9.427       $5.823         0
                                                                            2009        $5.823       $7.337         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.746         0
                                                                            2005       $10.746      $10.838         0
                                                                            2006       $10.838      $11.649         0
                                                                            2007       $11.649      $11.307         0
                                                                            2008       $11.307       $7.612         0
                                                                            2009        $7.612      $11.481         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.665         0
                                                                            2008        $9.665       $6.060         0
                                                                            2009        $6.060       $7.348         0


                              119     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.529         0
                                                      2005       $10.529      $10.466         0
                                                      2006       $10.466      $11.214         0
                                                      2007       $11.214      $11.089         0
                                                      2008       $11.089       $7.705         0
                                                      2009        $7.705      $10.898         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.350         0
                                                      2005       $10.350      $10.508         0
                                                      2006       $10.508      $10.983         0
                                                      2007       $12.000      $11.845         0
                                                      2008       $11.845       $7.289         0
                                                      2009        $7.289       $9.875         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.685         0
                                                      2005       $10.685      $11.139         0
                                                      2006       $11.139      $12.227         0
                                                      2007       $10.983      $11.876         0
                                                      2008       $11.876       $8.518         0
                                                      2009        $8.518      $10.500         0
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.830         0
                                                      2005        $9.830      $10.057         0
                                                      2006       $10.057      $11.063         0
                                                      2007       $11.063      $11.016         0
                                                      2008       $11.016       $6.489         0
                                                      2009        $6.489      $10.297         0
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.659         0
                                                      2005       $10.659      $10.652         0
                                                      2006       $10.652      $11.582         0
                                                      2007       $11.582      $11.723         0
                                                      2008       $11.723       $8.870         0
                                                      2009        $8.870      $10.170         0
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.046         0
                                                      2005       $11.046      $11.455         0
                                                      2006       $11.455      $13.447         0
                                                      2007       $13.447      $14.090         0
                                                      2008       $14.090       $9.229         0
                                                      2009        $9.229      $11.008         0


                              120     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.623         0
                                                               2006       $11.623      $11.627         0
                                                               2007       $11.627      $12.007         0
                                                               2008       $12.007       $5.939         0
                                                               2009        $5.939       $7.651         0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.259         0
                                                               2005       $11.259      $12.509         0
                                                               2006       $12.509      $14.301         0
                                                               2007       $14.301      $14.774         0
                                                               2008       $14.774       $8.586         0
                                                               2009        $8.586      $11.653         0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.193         0
                                                               2005       $11.193      $11.962         0
                                                               2006       $11.962      $13.360         0
                                                               2007       $13.360      $12.830         0
                                                               2008       $12.830       $7.747         0
                                                               2009        $7.747      $10.328         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.262         0
                                                               2005       $10.262      $10.511         0
                                                               2006       $10.511      $10.462         0
                                                               2007       $10.462      $10.559         0
                                                               2008       $10.559      $10.039         0
                                                               2009       $10.039      $11.307         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.844         0
                                                               2005        $9.844       $9.854         0
                                                               2006        $9.854      $10.042         0
                                                               2007       $10.042      $10.257         0
                                                               2008       $10.257      $10.215         0
                                                               2009       $10.215       $9.961         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.474         0
                                                               2005       $10.474      $10.415         0
                                                               2006       $10.415      $10.217         0
                                                               2007       $10.217      $11.013         0
                                                               2008       $11.013       $9.971         0
                                                               2009        $9.971      $11.498         0


                              121     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.164         0
                                                                     2005       $10.164      $10.142         0
                                                                     2006       $10.142      $10.260         0
                                                                     2007       $10.260      $10.868         0
                                                                     2008       $10.868      $11.096         0
                                                                     2009       $11.096      $12.328         0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.713         0
                                                                     2005       $10.713      $10.721         0
                                                                     2006       $10.721      $11.571         0
                                                                     2007       $11.571      $10.768         0
                                                                     2008       $10.768       $7.218         0
                                                                     2009        $7.218       $6.936         0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.099         0
                                                                     2005       $11.099      $10.322         0
                                                                     2006       $10.322      $11.198         0
                                                                     2007       $11.198      $11.595         0
                                                                     2008       $11.595      $10.470         0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.477         0
                                                                     2005       $10.477      $11.604         0
                                                                     2006       $11.604      $12.590         0
                                                                     2007       $12.590      $15.050         0
                                                                     2008       $15.050       $8.687         0
                                                                     2009        $8.687      $10.771         0
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.369         0
                                                                     2005       $10.369      $10.670         0
                                                                     2006       $10.670      $11.362         0
                                                                     2007       $11.362      $12.447         0
                                                                     2008       $12.447       $6.953         0
                                                                     2009        $6.953       $9.602         0
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $10.978         0
                                                                     2005       $10.978      $11.089         0
                                                                     2006       $11.089      $12.815         0
                                                                     2007       $12.815      $12.858         0
                                                                     2008       $12.858       $7.982         0
                                                                     2009        $7.982       $9.737         0


                              122     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND--CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                        2004       $10.000       $9.803         0
                                                                        2005        $9.803       $9.568         0
                                                                        2006        $9.568      $10.127         0
                                                                        2007       $10.127      $10.262         0
                                                                        2008       $10.262       $8.686         0
                                                                        2009        $8.686       $9.633         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                        2004       $10.000      $11.966         0
                                                                        2005       $11.966      $15.386         0
                                                                        2006       $15.386      $20.905         0
                                                                        2007       $20.905      $28.017         0
                                                                        2008       $28.017       $9.610         0
                                                                        2009        $9.610      $19.955         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.311         0
                                                                        2005       $12.311      $18.189         0
                                                                        2006       $18.189      $22.057         0
                                                                        2007       $22.057      $31.224         0
                                                                        2008       $31.224      $16.383         0
                                                                        2009       $16.383      $25.138         0
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.984         0
                                                                        2005       $10.984      $11.888         0
                                                                        2006       $11.888      $12.149         0
                                                                        2007       $12.149      $13.914         0
                                                                        2008       $13.914       $7.205         0
                                                                        2009        $7.205      $10.974         0
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.070         0
                                                                        2005       $10.070      $10.130         0
                                                                        2006       $10.130      $10.174         0
                                                                        2007       $10.174      $10.603         0
                                                                        2008       $10.603      $10.484         0
                                                                        2009       $10.484      $10.299         0
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.955         0
                                                                        2005       $10.955      $11.708         0
                                                                        2006       $11.708      $13.227         0
                                                                        2007       $13.227      $13.206         0
                                                                        2008       $13.206       $8.719         0
                                                                        2009        $8.719      $10.540         0


                              123     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.263         0
                                                                          2005       $10.263      $11.545         0
                                                                          2006       $11.545      $11.674         0
                                                                          2007       $11.674      $13.832         0
                                                                          2008       $13.832       $6.824         0
                                                                          2009        $6.824      $10.976         0
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.705         0
                                                                          2005       $12.705      $14.448         0
                                                                          2006       $14.448      $19.375         0
                                                                          2007       $19.375      $15.610         0
                                                                          2008       $15.610       $9.417         0
                                                                          2009        $9.417      $11.785         0
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $6.644         0
                                                                          2009        $6.644      $11.588         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.10%.


                              124     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.725      168,023
                                                                            2005       $10.725      $11.133      344,954
                                                                            2006       $11.133      $12.379      418,263
                                                                            2007       $12.379      $12.352      293,495
                                                                            2008       $12.352       $5.849      426,442
                                                                            2009        $5.849       $8.507      343,201
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.284       25,081
                                                                            2005       $10.284      $10.994       74,461
                                                                            2006       $10.994      $11.479      125,960
                                                                            2007       $11.479      $12.626      110,380
                                                                            2008       $12.626       $7.132      125,423
                                                                            2009        $7.132       $8.476      104,680
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.785      274,689
                                                                            2007       $10.785      $11.454      276,101
                                                                            2008       $11.454       $7.857      288,185
                                                                            2009        $7.857       $9.900      241,788
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.968      184,194
                                                                            2005       $10.968      $11.584      295,988
                                                                            2006       $11.584      $12.657      442,279
                                                                            2007       $12.657      $13.617      404,724
                                                                            2008       $13.617       $9.561      420,218
                                                                            2009        $9.561      $12.223      365,382
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.084      162,285
                                                                            2005       $10.084      $11.091      310,193
                                                                            2006       $11.091      $11.455      291,942
                                                                            2007       $11.455      $13.491      242,972
                                                                            2008       $13.491       $7.133      252,657
                                                                            2009        $7.133      $10.340      217,489
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.200       27,034
                                                                            2005       $10.200      $11.464       85,491
                                                                            2006       $11.464      $13.427      127,011
                                                                            2007       $13.427      $17.606      140,144
                                                                            2008       $17.606       $9.487      131,667
                                                                            2009        $9.487      $14.074      104,489


                              125     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.608       133,976
                                                                      2005       $10.608      $11.441       327,548
                                                                      2006       $11.441      $12.377       436,382
                                                                      2007       $12.377      $15.995       397,229
                                                                      2008       $15.995       $6.539       448,194
                                                                      2009        $6.539       $9.741       382,540
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.198        99,090
                                                                      2005       $10.198      $10.420       153,559
                                                                      2006       $10.420      $10.991       196,893
                                                                      2007       $10.991      $12.461       181,005
                                                                      2008       $12.461       $8.722       200,576
                                                                      2009        $8.722      $11.056       174,938
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.368       162,203
                                                                      2005       $11.368      $13.056       636,774
                                                                      2006       $13.056      $14.324     1,038,503
                                                                      2007       $14.324      $16.540       915,580
                                                                      2008       $16.540       $9.332     1,036,462
                                                                      2009        $9.332      $12.446       860,886
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.820       264,960
                                                                      2005       $10.820      $11.246       642,154
                                                                      2006       $11.246      $13.279       914,542
                                                                      2007       $13.279      $13.239       882,993
                                                                      2008       $13.239       $7.453       958,622
                                                                      2009        $7.453       $9.531       838,502
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.971        95,874
                                                                      2005        $9.791      $10.170       162,979
                                                                      2006       $10.170      $10.671       179,143
                                                                      2007       $10.671      $13.305       176,462
                                                                      2008       $13.305       $6.902       239,711
                                                                      2009        $6.902       $8.695       226,398
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.648       357,590
                                                                      2005       $10.648      $10.961     1,013,570
                                                                      2006       $10.961      $12.458     1,364,532
                                                                      2007       $12.458      $12.899     1,221,783
                                                                      2008       $12.899       $7.980     1,372,538
                                                                      2009        $7.980       $9.923     1,179,069


                              126     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.196       362,442
                                                                   2005       $10.196      $10.229       877,078
                                                                   2006       $10.229      $10.487     1,278,546
                                                                   2007       $10.487      $10.746     1,490,496
                                                                   2008       $10.746      $10.213     1,404,977
                                                                   2009       $10.213      $11.610     1,239,977
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.947       499,789
                                                                   2005        $9.947      $10.065     1,298,309
                                                                   2006       $10.065      $10.367     1,929,547
                                                                   2007       $10.367      $10.712     1,860,555
                                                                   2008       $10.712      $10.838     2,312,870
                                                                   2009       $10.838      $10.720     1,916,252
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.911       112,867
                                                                   2005       $10.911      $12.760       307,437
                                                                   2006       $12.760      $14.796       827,908
                                                                   2007       $14.796      $17.049       807,662
                                                                   2008       $17.049       $9.406       916,161
                                                                   2009        $9.406      $11.688       807,903
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.605       110,575
                                                                   2005       $10.605      $11.241       317,819
                                                                   2006       $11.241      $12.220       474,671
                                                                   2007       $12.220      $13.267       419,411
                                                                   2008       $13.267      $10.964       387,556
                                                                   2009       $10.964      $13.555       378,329
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.296        17,349
                                                                   2005       $11.296      $11.815        78,760
                                                                   2006       $11.815      $13.733       125,898
                                                                   2007       $13.733      $15.987       130,612
                                                                   2008       $15.987      $15.037             0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.470        29,307
                                                                   2005       $11.470      $12.710       109,414
                                                                   2006       $12.710      $13.654       160,923
                                                                   2007       $13.654      $18.366       194,043
                                                                   2008       $18.366      $10.069       230,987
                                                                   2009       $10.069      $14.475       199,558


                              127     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.282       130,218
                                                                            2005       $11.282      $12.219       435,715
                                                                            2006       $12.219      $13.842       636,948
                                                                            2007       $13.842      $14.604       603,783
                                                                            2008       $14.604      $10.366       628,536
                                                                            2009       $10.366      $13.565       498,879
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.318        47,209
                                                                            2005       $11.318      $12.359       136,370
                                                                            2006       $12.359      $13.478       168,301
                                                                            2007       $13.478      $14.082       157,185
                                                                            2008       $14.082       $8.839       156,723
                                                                            2009        $8.839      $10.665       133,212
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.959        52,116
                                                                            2006       $10.959      $13.149       208,907
                                                                            2007       $13.149      $12.153       204,185
                                                                            2008       $12.153       $7.667       200,043
                                                                            2009        $7.667       $7.261             0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.496        77,930
                                                                            2008        $9.496       $5.929        78,084
                                                                            2009        $5.929       $7.551        64,493
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
 PORTFOLIO--CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.851       233,161
                                                                            2005       $10.851      $11.062       729,975
                                                                            2006       $11.062      $12.018     1,048,615
                                                                            2007       $12.018      $11.791     1,007,552
                                                                            2008       $11.791       $8.023       988,849
                                                                            2009        $8.023      $12.232       724,610
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.735       115,189
                                                                            2008        $9.735       $6.170        84,142
                                                                            2009        $6.170       $7.563        69,529


                              128     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.632      173,571
                                                      2005       $10.632      $10.682      363,031
                                                      2006       $10.682      $11.568      409,143
                                                      2007       $11.568      $11.563      406,241
                                                      2008       $11.563       $8.121      391,449
                                                      2009        $8.121      $11.611      306,693
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.452       27,908
                                                      2005       $10.452      $10.725      288,901
                                                      2006       $10.725      $11.331      530,447
                                                      2007       $11.331      $12.384      487,942
                                                      2008       $12.384       $7.683      536,714
                                                      2009        $7.683      $10.521      428,012
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.790       31,444
                                                      2005       $10.790      $11.369       69,837
                                                      2006       $11.369      $12.614       75,414
                                                      2007       $12.614      $13.663       71,252
                                                      2008       $13.663       $8.978       89,673
                                                      2009        $8.978      $11.187       85,026
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.926       79,708
                                                      2005        $9.926      $10.265      115,243
                                                      2006       $10.265      $11.413      143,917
                                                      2007       $11.413      $11.488      133,227
                                                      2008       $11.488       $6.840      145,739
                                                      2009        $6.840      $10.971      134,171
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.763      270,271
                                                      2005       $10.763      $10.872      649,848
                                                      2006       $10.872      $11.948      786,417
                                                      2007       $11.948      $12.225      733,113
                                                      2008       $12.225       $9.349      623,702
                                                      2009        $9.349      $10.836      575,285
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.154       52,533
                                                      2005       $11.154      $11.692      155,911
                                                      2006       $11.692      $13.872      185,240
                                                      2007       $13.872      $14.693      178,813
                                                      2008       $14.693       $9.728      218,888
                                                      2009        $9.728      $11.728      183,765


                              129     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.707        31,034
                                                               2006       $11.707      $11.837        86,941
                                                               2007       $11.837      $12.356        79,497
                                                               2008       $12.356       $6.178        88,007
                                                               2009        $6.178       $8.044        77,979
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.369       135,685
                                                               2005       $11.369      $12.767       311,510
                                                               2006       $12.767      $14.753       416,951
                                                               2007       $14.753      $15.406       390,850
                                                               2008       $15.406       $9.050       394,574
                                                               2009        $9.050      $12.416       321,152
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.303       148,467
                                                               2005       $11.303      $12.209       444,920
                                                               2006       $12.209      $13.782       658,435
                                                               2007       $13.782      $13.379       616,978
                                                               2008       $13.379       $8.165       662,016
                                                               2009        $8.165      $11.004       576,312
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.363        72,884
                                                               2005       $10.363      $10.728       336,138
                                                               2006       $10.728      $10.793       524,188
                                                               2007       $10.793      $11.011       473,852
                                                               2008       $11.011      $10.582       431,280
                                                               2009       $10.582      $12.047       415,232
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.941       306,156
                                                               2005        $9.941      $10.057       529,839
                                                               2006       $10.057      $10.359       727,162
                                                               2007       $10.359      $10.696       706,907
                                                               2008       $10.696      $10.767       859,497
                                                               2009       $10.767      $10.612       907,129
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.577       266,929
                                                               2005       $10.577      $10.630       855,244
                                                               2006       $10.630      $10.540     1,126,346
                                                               2007       $10.540      $11.484     1,038,569
                                                               2008       $11.484      $10.510     1,164,877
                                                               2009       $10.510      $12.250       983,651


                              130     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.264       326,918
                                                                     2005       $10.264      $10.352       781,636
                                                                     2006       $10.352      $10.585     1,399,499
                                                                     2007       $10.585      $11.333     1,362,786
                                                                     2008       $11.333      $11.695     1,498,179
                                                                     2009       $11.695      $13.134     1,507,227
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.790        49,506
                                                                     2005       $10.790      $10.914        88,648
                                                                     2006       $10.914      $11.906       102,842
                                                                     2007       $11.906      $11.200       100,376
                                                                     2008       $11.200       $7.589        91,560
                                                                     2009        $7.589       $7.317             0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.208        99,659
                                                                     2005       $11.208      $10.535       156,525
                                                                     2006       $10.535      $11.552       181,544
                                                                     2007       $11.552      $12.091       133,825
                                                                     2008       $12.091      $10.924             0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.579         9,293
                                                                     2005       $10.579      $11.844        42,301
                                                                     2006       $11.844      $12.989        96,320
                                                                     2007       $12.989      $15.694       104,063
                                                                     2008       $15.694       $9.157       117,641
                                                                     2009        $9.157      $11.475       103,531
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.470       118,706
                                                                     2005       $10.470      $10.890       568,834
                                                                     2006       $10.890      $11.722     1,046,476
                                                                     2007       $11.722      $12.980       921,017
                                                                     2008       $12.980       $7.329     1,076,189
                                                                     2009        $7.329      $10.230       850,454
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $11.086       386,880
                                                                     2005       $11.086      $11.318     1,352,680
                                                                     2006       $11.318      $13.221     1,710,177
                                                                     2007       $13.221      $13.409     1,570,162
                                                                     2008       $13.409       $8.413     1,608,523
                                                                     2009        $8.413      $10.374     1,377,891


                              131     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND--CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                        2004       $10.000       $9.899       17,544
                                                                        2005        $9.899       $9.766       49,850
                                                                        2006        $9.766      $10.447       69,904
                                                                        2007       $10.447      $10.701       67,655
                                                                        2008       $10.701       $9.156       83,819
                                                                        2009        $9.156      $10.264       84,209
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                        2004       $10.000      $12.083       16,416
                                                                        2005       $12.083      $15.703      107,894
                                                                        2006       $15.703      $21.566      197,437
                                                                        2007       $21.566      $29.216      217,317
                                                                        2008       $29.216      $10.130      178,770
                                                                        2009       $10.130      $21.260      178,220
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.432       30,408
                                                                        2005       $12.432      $18.565      144,710
                                                                        2006       $18.565      $22.754      196,815
                                                                        2007       $22.754      $32.560      208,194
                                                                        2008       $32.560      $17.269      189,943
                                                                        2009       $17.269      $26.783      172,839
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                        2004       $10.000      $11.091       21,341
                                                                        2005       $11.091      $12.133       28,367
                                                                        2006       $12.133      $12.534       38,306
                                                                        2007       $12.534      $14.510       38,611
                                                                        2008       $14.510       $7.594       49,182
                                                                        2009        $7.594      $11.692       81,540
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.169      196,904
                                                                        2005       $10.169      $10.339      330,133
                                                                        2006       $10.339      $10.496      394,113
                                                                        2007       $10.496      $11.057      382,399
                                                                        2008       $11.057      $11.051      541,227
                                                                        2009       $11.051      $10.973      477,547
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                        2004       $10.000      $11.063      187,532
                                                                        2005       $11.063      $11.950      597,525
                                                                        2006       $11.950      $13.645      965,056
                                                                        2007       $13.645      $13.771      913,686
                                                                        2008       $13.771       $9.191      900,825
                                                                        2009        $9.191      $11.230      788,311


                              132     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.364       43,290
                                                                          2005       $10.364      $11.783      100,577
                                                                          2006       $11.783      $12.043      118,076
                                                                          2007       $12.043      $14.424      101,174
                                                                          2008       $14.424       $7.193      110,041
                                                                          2009        $7.193      $11.694       91,860
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.829      290,164
                                                                          2005       $12.829      $14.747      680,199
                                                                          2006       $14.747      $19.988      844,038
                                                                          2007       $19.988      $16.278      713,922
                                                                          2008       $16.278       $9.926      725,507
                                                                          2009        $9.926      $12.557      582,988
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $7.003      153,801
                                                                          2009        $7.003      $12.347      149,089



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.


                              133     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.636          0
                                                                            2005       $10.636      $10.939          0
                                                                            2006       $10.939      $12.053          0
                                                                            2007       $12.053      $11.917          0
                                                                            2008       $11.917       $5.591          0
                                                                            2009        $5.591       $8.057          0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.198          0
                                                                            2005       $10.198      $10.803          0
                                                                            2006       $10.803      $11.177          0
                                                                            2007       $11.177      $12.181          0
                                                                            2008       $12.181       $6.817          0
                                                                            2009        $6.817       $8.028          0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.719          0
                                                                            2007       $10.719      $11.279          0
                                                                            2008       $11.279       $7.666          0
                                                                            2009        $7.666       $9.571          0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.877          0
                                                                            2005       $10.877      $11.383          0
                                                                            2006       $11.383      $12.324          0
                                                                            2007       $12.324      $13.137          0
                                                                            2008       $13.137       $9.139          0
                                                                            2009        $9.139      $11.577          0
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.000          0
                                                                            2005       $10.000      $10.899          0
                                                                            2006       $10.899      $11.154          0
                                                                            2007       $11.154      $13.015          0
                                                                            2008       $13.015       $6.818        626
                                                                            2009        $6.818       $9.794          0
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.115          0
                                                                            2005       $10.115      $11.265          0
                                                                            2006       $11.265      $13.074          0
                                                                            2007       $13.074      $16.985          0
                                                                            2008       $16.985       $9.069          0
                                                                            2009        $9.069      $13.331          0


                              134     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.520           0
                                                                      2005       $10.520      $11.242           0
                                                                      2006       $11.242      $12.051           0
                                                                      2007       $12.051      $15.431           0
                                                                      2008       $15.431       $6.251           0
                                                                      2009        $6.251       $9.226           0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.113           0
                                                                      2005       $10.113      $10.239           0
                                                                      2006       $10.239      $10.702           0
                                                                      2007       $10.702      $12.022           0
                                                                      2008       $12.022       $8.337       1,129
                                                                      2009        $8.337      $10.472       1,128
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.274           0
                                                                      2005       $11.274      $12.829           0
                                                                      2006       $12.829      $13.947           0
                                                                      2007       $13.947      $15.957           0
                                                                      2008       $15.957       $8.920           0
                                                                      2009        $8.920      $11.788           0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.730           0
                                                                      2005       $10.730      $11.051           0
                                                                      2006       $11.051      $12.930           0
                                                                      2007       $12.930      $12.772           0
                                                                      2008       $12.772       $7.125       1,122
                                                                      2009        $7.125       $9.027       1,121
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.709           0
                                                                      2005        $9.709       $9.993           0
                                                                      2006        $9.993      $10.390           0
                                                                      2007       $10.390      $12.836           0
                                                                      2008       $12.836       $6.597           0
                                                                      2009        $6.597       $8.235           0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.560           0
                                                                      2005       $10.560      $10.771           0
                                                                      2006       $10.771      $12.130           0
                                                                      2007       $12.130      $12.444           0
                                                                      2008       $12.444       $7.628           0
                                                                      2009        $7.628       $9.398           0


                              135     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.112          0
                                                                   2005       $10.112      $10.051          0
                                                                   2006       $10.051      $10.211          0
                                                                   2007       $10.211      $10.367          0
                                                                   2008       $10.367       $9.763          0
                                                                   2009        $9.763      $10.997          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.864          0
                                                                   2005        $9.864       $9.890          0
                                                                   2006        $9.890      $10.095          0
                                                                   2007       $10.095      $10.334          0
                                                                   2008       $10.334      $10.360        408
                                                                   2009       $10.360      $10.154          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.820          0
                                                                   2005       $10.820      $12.539          0
                                                                   2006       $12.539      $14.406          0
                                                                   2007       $14.406      $16.448          0
                                                                   2008       $16.448       $8.991        925
                                                                   2009        $8.991      $11.070        449
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.517          0
                                                                   2005       $10.517      $11.046          0
                                                                   2006       $11.046      $11.899          0
                                                                   2007       $11.899      $12.799          0
                                                                   2008       $12.799      $10.481          0
                                                                   2009       $10.481      $12.839          0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.202          0
                                                                   2005       $11.202      $11.610          0
                                                                   2006       $11.610      $13.372          0
                                                                   2007       $13.372      $15.423          0
                                                                   2008       $15.423      $14.462          0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.374          0
                                                                   2005       $11.374      $12.490          0
                                                                   2006       $12.490      $13.295          0
                                                                   2007       $13.295      $17.719          0
                                                                   2008       $17.719       $9.625          0
                                                                   2009        $9.625      $13.710          0


                              136     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.188         0
                                                                            2005       $11.188      $12.007         0
                                                                            2006       $12.007      $13.478         0
                                                                            2007       $13.478      $14.089         0
                                                                            2008       $14.089       $9.909         0
                                                                            2009        $9.909      $12.849         0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.224         0
                                                                            2005       $11.224      $12.144         0
                                                                            2006       $12.144      $13.124         0
                                                                            2007       $13.124      $13.585         0
                                                                            2008       $13.585       $8.449         0
                                                                            2009        $8.449      $10.101         0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.891         0
                                                                            2006       $10.891      $12.949         0
                                                                            2007       $12.949      $11.858         0
                                                                            2008       $11.858       $7.412         0
                                                                            2009        $7.412       $6.999         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.436         0
                                                                            2008        $9.436       $5.838         0
                                                                            2009        $5.838       $7.367         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.761         0
                                                                            2005       $10.761      $10.870         0
                                                                            2006       $10.870      $11.701         0
                                                                            2007       $11.701      $11.376         0
                                                                            2008       $11.376       $7.669         0
                                                                            2009        $7.669      $11.585         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.675         0
                                                                            2008        $9.675       $6.075         0
                                                                            2009        $6.075       $7.379         0


                              137     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.544           0
                                                      2005       $10.544      $10.497           0
                                                      2006       $10.497      $11.264           0
                                                      2007       $11.264      $11.156           0
                                                      2008       $11.156       $7.763           0
                                                      2009        $7.763      $10.998           0
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.365           0
                                                      2005       $10.365      $10.539           0
                                                      2006       $10.539      $11.033           0
                                                      2007       $12.053      $11.917           0
                                                      2008       $11.917       $7.344           0
                                                      2009        $7.344       $9.965           0
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.700           0
                                                      2005       $10.700      $11.172           0
                                                      2006       $11.172      $12.282           0
                                                      2007       $11.033      $11.947           0
                                                      2008       $11.947       $8.582           0
                                                      2009        $8.582      $10.596           0
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.844           0
                                                      2005        $9.844      $10.086           0
                                                      2006       $10.086      $11.112           0
                                                      2007       $11.112      $11.082           0
                                                      2008       $11.082       $6.538           0
                                                      2009        $6.538      $10.391           0
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.674           0
                                                      2005       $10.674      $10.684           0
                                                      2006       $10.684      $11.634           0
                                                      2007       $11.634      $11.794           0
                                                      2008       $11.794       $8.937       2,314
                                                      2009        $8.937      $10.263       1,124
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.061           0
                                                      2005       $11.061      $11.489           0
                                                      2006       $11.489      $13.507           0
                                                      2007       $13.507      $14.175           0
                                                      2008       $14.175       $9.299           0
                                                      2009        $9.299      $11.108           0


                              138     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.635         0
                                                               2006       $11.635      $11.657         0
                                                               2007       $11.657      $12.056         0
                                                               2008       $12.056       $5.973         0
                                                               2009        $5.973       $7.706         0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.275         0
                                                               2005       $11.275      $12.546         0
                                                               2006       $12.546      $14.365         0
                                                               2007       $14.365      $14.863         0
                                                               2008       $14.863       $8.651         0
                                                               2009        $8.651      $11.760         0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.209         0
                                                               2005       $11.209      $11.997         0
                                                               2006       $11.997      $13.420         0
                                                               2007       $13.420      $12.907         0
                                                               2008       $12.907       $7.805         0
                                                               2009        $7.805      $10.422         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.276         0
                                                               2005       $10.276      $10.541         0
                                                               2006       $10.541      $10.509         0
                                                               2007       $10.509      $10.623         0
                                                               2008       $10.623      $10.116         0
                                                               2009       $10.116      $11.410         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.858         0
                                                               2005        $9.858       $9.883         0
                                                               2006        $9.883      $10.087         0
                                                               2007       $10.087      $10.318         0
                                                               2008       $10.318      $10.292         0
                                                               2009       $10.292      $10.052         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.489         0
                                                               2005       $10.489      $10.446         0
                                                               2006       $10.446      $10.263         0
                                                               2007       $10.263      $11.079         0
                                                               2008       $11.079      $10.047         0
                                                               2009       $10.047      $11.603         0


                              139     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.178           0
                                                                     2005       $10.178      $10.172           0
                                                                     2006       $10.172      $10.306           0
                                                                     2007       $10.306      $10.934           0
                                                                     2008       $10.934      $11.180       1,432
                                                                     2009       $11.180      $12.441         675
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.724           0
                                                                     2005       $10.724      $10.749           0
                                                                     2006       $10.749      $11.618           0
                                                                     2007       $11.618      $10.829           0
                                                                     2008       $10.829       $7.270           0
                                                                     2009        $7.270       $6.989           0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.115           0
                                                                     2005       $11.115      $10.352           0
                                                                     2006       $10.352      $11.248           0
                                                                     2007       $11.248      $11.665           0
                                                                     2008       $11.665      $10.534           0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.491           0
                                                                     2005       $10.491      $11.638           0
                                                                     2006       $11.638      $12.647           0
                                                                     2007       $12.647      $15.141           0
                                                                     2008       $15.141       $8.753           0
                                                                     2009        $8.753      $10.869           0
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.383           0
                                                                     2005       $10.383      $10.701           0
                                                                     2006       $10.701      $11.413           0
                                                                     2007       $11.413      $12.523           0
                                                                     2008       $12.523       $7.005           0
                                                                     2009        $7.005       $9.690           0
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $10.993           0
                                                                     2005       $10.993      $11.121           0
                                                                     2006       $11.121      $12.873           0
                                                                     2007       $12.873      $12.936           0
                                                                     2008       $12.936       $8.042       1,333
                                                                     2009        $8.042       $9.826           0


                              140     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND--CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                        2004       $10.000       $9.817         0
                                                                        2005        $9.817       $9.596         0
                                                                        2006        $9.596      $10.172         0
                                                                        2007       $10.172      $10.324         0
                                                                        2008       $10.324       $8.752         0
                                                                        2009        $8.752       $9.721         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                        2004       $10.000      $11.983         0
                                                                        2005       $11.983      $15.431         0
                                                                        2006       $15.431      $20.999         0
                                                                        2007       $20.999      $28.186         0
                                                                        2008       $28.186       $9.683         0
                                                                        2009        $9.683      $20.137         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.329         0
                                                                        2005       $12.329      $18.243         0
                                                                        2006       $18.243      $22.156         0
                                                                        2007       $22.156      $31.412         0
                                                                        2008       $31.412      $16.508         0
                                                                        2009       $16.508      $25.368         0
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.999         0
                                                                        2005       $10.999      $11.923         0
                                                                        2006       $11.923      $12.204         0
                                                                        2007       $12.204      $13.998         0
                                                                        2008       $13.998       $7.259         0
                                                                        2009        $7.259      $11.074         0
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.084         0
                                                                        2005       $10.084      $10.160         0
                                                                        2006       $10.160      $10.220         0
                                                                        2007       $10.220      $10.667         0
                                                                        2008       $10.667      $10.563         0
                                                                        2009       $10.563      $10.393         0
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                        2004       $10.000      $10.971         0
                                                                        2005       $10.971      $11.743         0
                                                                        2006       $11.743      $13.286         0
                                                                        2007       $13.286      $13.286         0
                                                                        2008       $13.286       $8.785         0
                                                                        2009        $8.785      $10.636         0


                              141     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.278         0
                                                                          2005       $10.278      $11.579         0
                                                                          2006       $11.579      $11.726         0
                                                                          2007       $11.726      $13.915         0
                                                                          2008       $13.915       $6.875         0
                                                                          2009        $6.875      $11.076         0
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.722         0
                                                                          2005       $12.722      $14.491         0
                                                                          2006       $14.491      $19.462         0
                                                                          2007       $19.462      $15.704         0
                                                                          2008       $15.704       $9.488         0
                                                                          2009        $9.488      $11.893         0
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $6.694         0
                                                                          2009        $6.694      $11.694         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.


                              142     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.701      11,482
                                                                            2005       $10.701      $11.079      24,729
                                                                            2006       $11.079      $12.288       8,519
                                                                            2007       $12.288      $12.230      26,372
                                                                            2008       $12.230       $5.776      28,022
                                                                            2009        $5.776       $8.380      17,395
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.260      15,284
                                                                            2005       $10.260      $10.940      18,497
                                                                            2006       $10.940      $11.395       4,420
                                                                            2007       $11.395      $12.501       9,752
                                                                            2008       $12.501       $7.043      14,356
                                                                            2009        $7.043       $8.349      12,418
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.767       3,608
                                                                            2007       $10.767      $11.405      16,749
                                                                            2008       $11.405       $7.804      23,452
                                                                            2009        $7.804       $9.807      16,715
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.943       2,665
                                                                            2005       $10.943      $11.528       3,174
                                                                            2006       $11.528      $12.564      10,458
                                                                            2007       $12.564      $13.482      12,802
                                                                            2008       $13.482       $9.442      35,385
                                                                            2009        $9.442      $12.040      23,028
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.061      13,364
                                                                            2005       $10.061      $11.038      13,863
                                                                            2006       $11.038      $11.371      10,863
                                                                            2007       $11.371      $13.357      10,486
                                                                            2008       $13.357       $7.044      20,165
                                                                            2009        $7.044      $10.186      15,504
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.177       2,386
                                                                            2005       $10.177      $11.409      39,056
                                                                            2006       $11.409      $13.328       4,489
                                                                            2007       $13.328      $17.432      18,890
                                                                            2008       $17.432       $9.369      12,250
                                                                            2009        $9.369      $13.864       8,797


                              143     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.584       27,739
                                                                      2005       $10.584      $11.385       54,020
                                                                      2006       $11.385      $12.286        5,659
                                                                      2007       $12.286      $15.837       32,351
                                                                      2008       $15.837       $6.458       30,915
                                                                      2009        $6.458       $9.596       15,709
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.174       20,705
                                                                      2005       $10.174      $10.369       26,325
                                                                      2006       $10.369      $10.910       19,985
                                                                      2007       $10.910      $12.338       10,303
                                                                      2008       $12.338       $8.614       15,530
                                                                      2009        $8.614      $10.891       13,118
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.342       45,341
                                                                      2005       $11.342      $12.993      144,919
                                                                      2006       $12.993      $14.218       32,667
                                                                      2007       $14.218      $16.377       80,603
                                                                      2008       $16.377       $9.216      102,855
                                                                      2009        $9.216      $12.260       81,493
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.795       46,651
                                                                      2005       $10.795      $11.192       93,792
                                                                      2006       $11.192      $13.182       19,478
                                                                      2007       $13.182      $13.108       98,411
                                                                      2008       $13.108       $7.361      102,049
                                                                      2009        $7.361       $9.388       75,431
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.768       28,770
                                                                      2005        $9.768      $10.120       55,605
                                                                      2006       $10.120      $10.592       11,849
                                                                      2007       $10.592      $13.173       75,363
                                                                      2008       $13.173       $6.816       71,379
                                                                      2009        $6.816       $8.565       57,607
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.624      125,438
                                                                      2005       $10.624      $10.908      263,983
                                                                      2006       $10.908      $12.366       43,696
                                                                      2007       $12.366      $12.772      211,816
                                                                      2008       $12.772       $7.881      225,131
                                                                      2009        $7.881       $9.775      188,699


                              144     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.173       48,708
                                                                   2005       $10.173      $10.180      101,437
                                                                   2006       $10.180      $10.410       31,813
                                                                   2007       $10.410      $10.639       90,643
                                                                   2008       $10.639      $10.086      138,607
                                                                   2009       $10.086      $11.437      109,299
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.924      168,709
                                                                   2005        $9.924      $10.016      228,196
                                                                   2006       $10.016      $10.291       33,135
                                                                   2007       $10.291      $10.606      258,815
                                                                   2008       $10.606      $10.703      280,115
                                                                   2009       $10.703      $10.560      204,879
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.886       28,247
                                                                   2005       $10.886      $12.698       49,873
                                                                   2006       $12.698      $14.687       16,491
                                                                   2007       $14.687      $16.880       84,356
                                                                   2008       $16.880       $9.289       71,734
                                                                   2009        $9.289      $11.514       59,741
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.581       10,013
                                                                   2005       $10.581      $11.187       17,505
                                                                   2006       $11.187      $12.130        1,999
                                                                   2007       $12.130      $13.136       14,877
                                                                   2008       $13.136      $10.828       22,471
                                                                   2009       $10.828      $13.353       19,202
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.270       27,022
                                                                   2005       $11.270      $11.758        6,336
                                                                   2006       $11.758      $13.632        2,516
                                                                   2007       $13.632      $15.829        6,797
                                                                   2008       $15.829      $14.875            0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.443        1,269
                                                                   2005       $11.443      $12.649       11,195
                                                                   2006       $12.649      $13.554        2,354
                                                                   2007       $13.554      $18.185       13,531
                                                                   2008       $18.185       $9.944       14,716
                                                                   2009        $9.944      $14.259       12,938


                              145     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.256      11,610
                                                                            2005       $11.256      $12.159      21,644
                                                                            2006       $12.159      $13.740      10,246
                                                                            2007       $13.740      $14.459      34,280
                                                                            2008       $14.459      $10.238      42,657
                                                                            2009       $10.238      $13.363      30,080
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.292       4,773
                                                                            2005       $11.292      $12.299      28,781
                                                                            2006       $12.299      $13.379         901
                                                                            2007       $13.379      $13.943      13,792
                                                                            2008       $13.943       $8.729      10,922
                                                                            2009        $8.729      $10.506       5,256
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.940       3,239
                                                                            2006       $10.940      $13.093       2,462
                                                                            2007       $13.093      $12.071      12,418
                                                                            2008       $12.071       $7.596      19,904
                                                                            2009        $7.596       $7.188           0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.479         553
                                                                            2008        $9.479       $5.904       8,461
                                                                            2009        $5.904       $7.499       6,476
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.286      17,645
                                                                            2005       $10.826      $11.008      46,676
                                                                            2006       $11.008      $11.929      15,302
                                                                            2007       $11.929      $11.675      47,449
                                                                            2008       $11.675       $7.924      53,932
                                                                            2009        $7.924      $12.049      33,607
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.718      10,050
                                                                            2008        $9.718       $6.144       8,585
                                                                            2009        $6.144       $7.511       4,311


                              146     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.608      23,363
                                                      2005       $10.608      $10.631      20,622
                                                      2006       $10.631      $11.483       6,286
                                                      2007       $11.483      $11.449      23,290
                                                      2008       $11.449       $8.020      27,280
                                                      2009        $8.020      $11.438      18,164
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.428       1,297
                                                      2005       $10.428      $10.673      14,429
                                                      2006       $10.673      $11.248       7,739
                                                      2007       $11.248      $12.262      18,306
                                                      2008       $12.262       $7.588      22,364
                                                      2009        $7.588      $10.365      18,949
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.765       1,311
                                                      2005       $10.765      $11.314       5,472
                                                      2006       $11.314      $12.521       1,693
                                                      2007       $12.521      $13.528       3,450
                                                      2008       $13.528       $8.867       5,345
                                                      2009        $8.867      $11.020       3,217
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.903       6,659
                                                      2005        $9.903      $10.215       7,704
                                                      2006       $10.215      $11.329       2,187
                                                      2007       $11.329      $11.374      10,252
                                                      2008       $11.374       $6.755      10,509
                                                      2009        $6.755      $10.807      13,125
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.739      19,818
                                                      2005       $10.739      $10.820      51,781
                                                      2006       $10.820      $11.861      18,099
                                                      2007       $11.861      $12.104      20,247
                                                      2008       $12.104       $9.233      26,900
                                                      2009        $9.233      $10.674      20,112
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.128       3,382
                                                      2005       $11.128      $11.635       5,222
                                                      2006       $11.635      $13.770       2,124
                                                      2007       $13.770      $14.547       8,826
                                                      2008       $14.547       $9.608       4,507
                                                      2009        $9.608      $11.553       3,502


                              147     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.687        7,856
                                                               2006       $11.687      $11.787        7,348
                                                               2007       $11.787      $12.272        5,022
                                                               2008       $12.272       $6.120        7,593
                                                               2009        $6.120       $7.949        8,703
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.343       62,080
                                                               2005       $11.343      $12.706       86,497
                                                               2006       $12.706      $14.644       10,134
                                                               2007       $14.644      $15.254      111,096
                                                               2008       $15.254       $8.938       64,672
                                                               2009        $8.938      $12.231       44,368
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.277       35,420
                                                               2005       $11.277      $12.150       81,846
                                                               2006       $12.150      $13.681       11,584
                                                               2007       $13.681      $13.246       44,402
                                                               2008       $13.246       $8.064       43,930
                                                               2009        $8.064      $10.840       31,176
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.339        9,772
                                                               2005       $10.339      $10.676       47,366
                                                               2006       $10.676      $10.714        8,948
                                                               2007       $10.714      $10.902       33,647
                                                               2008       $10.902      $10.451       27,562
                                                               2009       $10.451      $11.867       25,316
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.918      158,641
                                                               2005        $9.918      $10.009      150,481
                                                               2006       $10.009      $10.283       27,607
                                                               2007       $10.283      $10.590       32,822
                                                               2008       $10.590      $10.634       91,586
                                                               2009       $10.634      $10.454       70,508
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.552       42,470
                                                               2005       $10.552      $10.579      122,346
                                                               2006       $10.579      $10.462       16,994
                                                               2007       $10.462      $11.371       42,156
                                                               2008       $11.371      $10.380       41,393
                                                               2009       $10.380      $12.068       32,397


                              148     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.240       58,540
                                                                     2005       $10.240      $10.302       76,949
                                                                     2006       $10.302      $10.507       28,759
                                                                     2007       $10.507      $11.221       79,939
                                                                     2008       $11.221      $11.550      109,474
                                                                     2009       $11.550      $12.939       93,450
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.772        5,494
                                                                     2005       $10.772      $10.868        6,958
                                                                     2006       $10.868      $11.826          560
                                                                     2007       $11.826      $11.096        7,098
                                                                     2008       $11.096       $7.499        9,792
                                                                     2009        $7.499       $7.225            0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.182       31,488
                                                                     2005       $11.182      $10.484       23,563
                                                                     2006       $10.484      $11.467        6,181
                                                                     2007       $11.467      $11.971       12,010
                                                                     2008       $11.971      $10.815            0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.555          418
                                                                     2005       $10.555      $11.787        4,603
                                                                     2006       $11.787      $12.893        5,562
                                                                     2007       $12.893      $15.539        6,080
                                                                     2008       $15.539       $9.043       13,735
                                                                     2009        $9.043      $11.304       13,289
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.446        6,370
                                                                     2005       $10.446      $10.837       57,136
                                                                     2006       $10.837      $11.636       16,451
                                                                     2007       $11.636      $12.852       54,684
                                                                     2008       $12.852       $7.238       68,814
                                                                     2009        $7.238      $10.078       50,583
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $11.060       57,291
                                                                     2005       $11.060      $11.263      110,586
                                                                     2006       $11.263      $13.123       28,044
                                                                     2007       $13.123      $13.276       72,693
                                                                     2008       $13.276       $8.309       93,184
                                                                     2009        $8.309      $10.220       63,978


                              149     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                       2004       $10.000       $9.876       1,961
                                                                       2005        $9.876       $9.719       2,232
                                                                       2006        $9.719      $10.370       8,505
                                                                       2007       $10.370      $10.595       5,710
                                                                       2008       $10.595       $9.042       3,607
                                                                       2009        $9.042      $10.110       2,562
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                       2004       $10.000      $12.055       2,104
                                                                       2005       $12.055      $15.627      18,780
                                                                       2006       $15.627      $21.408       5,890
                                                                       2007       $21.408      $28.927      22,998
                                                                       2008       $28.927      $10.004      15,749
                                                                       2009       $10.004      $20.943      10,954
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                       2004       $10.000      $12.403       6,528
                                                                       2005       $12.403      $18.475      31,637
                                                                       2006       $18.475      $22.587      59,022
                                                                       2007       $22.587      $32.238      35,164
                                                                       2008       $32.238      $17.055      36,260
                                                                       2009       $17.055      $26.383      36,520
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.066       1,962
                                                                       2005       $11.066      $12.075       3,009
                                                                       2006       $12.075      $12.441       3,261
                                                                       2007       $12.441      $14.367      10,156
                                                                       2008       $14.367       $7.500       5,141
                                                                       2009        $7.500      $11.517      10,158
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.145      28,946
                                                                       2005       $10.145      $10.289      43,426
                                                                       2006       $10.289      $10.419       5,556
                                                                       2007       $10.419      $10.948      21,802
                                                                       2008       $10.948      $10.914      24,600
                                                                       2009       $10.914      $10.809      15,906
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.037      16,781
                                                                       2005       $11.037      $11.892      31,692
                                                                       2006       $11.892      $13.544      12,839
                                                                       2007       $13.544      $13.635      34,015
                                                                       2008       $13.635       $9.076      41,700
                                                                       2009        $9.076      $11.062      31,070


                              150     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.340       2,987
                                                                          2005       $10.340      $11.726       7,296
                                                                          2006       $11.726      $11.954       1,579
                                                                          2007       $11.954      $14.281       1,834
                                                                          2008       $14.281       $7.103       3,770
                                                                          2009        $7.103      $11.520       5,504
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.799      40,344
                                                                          2005       $12.799      $14.675      59,925
                                                                          2006       $14.675      $19.841      23,273
                                                                          2007       $19.841      $16.117      49,639
                                                                          2008       $16.117       $9.803      52,161
                                                                          2009        $9.803      $12.369      39,348
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $6.916       7,352
                                                                          2009        $6.916      $12.163       7,507



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                              151     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                                            2004       $10.000      $10.611         0
                                                                            2005       $10.611      $10.886         0
                                                                            2006       $10.886      $11.964         0
                                                                            2007       $11.964      $11.798         0
                                                                            2008       $11.798       $5.521         0
                                                                            2009        $5.521       $7.936         0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                            2004       $10.000      $10.175         0
                                                                            2005       $10.175      $10.750         0
                                                                            2006       $10.750      $11.094         0
                                                                            2007       $11.094      $12.059         0
                                                                            2008       $12.059       $6.732         0
                                                                            2009        $6.732       $7.907         0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                            2006       $10.000      $10.700         0
                                                                            2007       $10.700      $11.230         0
                                                                            2008       $11.230       $7.613         0
                                                                            2009        $7.613       $9.481         0
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                            2004       $10.000      $10.852         0
                                                                            2005       $10.852      $11.327         0
                                                                            2006       $11.327      $12.233         0
                                                                            2007       $12.233      $13.005         0
                                                                            2008       $13.005       $9.025         0
                                                                            2009        $9.025      $11.403         0
--------------------------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 LARGECAP GROWTH PORTFOLIO--CLASS S
                                                                            2004       $10.000       $9.977         0
                                                                            2005        $9.977      $10.846         0
                                                                            2006       $10.846      $11.071         0
                                                                            2007       $11.071      $12.885         0
                                                                            2008       $12.885       $6.733         0
                                                                            2009        $6.733       $9.646         0
--------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                                            2004       $10.000      $10.092         0
                                                                            2005       $10.092      $11.210         0
                                                                            2006       $11.210      $12.977         0
                                                                            2007       $12.977      $16.815         0
                                                                            2008       $16.815       $8.955         0
                                                                            2009        $8.955      $13.130         0


                              152     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S FORMERLY, ALGER AMERICAN
 MIDCAP GROWTH PORTFOLIO--CLASS S
                                                                      2004       $10.000      $10.495         0
                                                                      2005       $10.495      $11.187         0
                                                                      2006       $11.187      $11.962         0
                                                                      2007       $11.962      $15.277         0
                                                                      2008       $15.277       $6.172         0
                                                                      2009        $6.172       $9.087         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.089         0
                                                                      2005       $10.089      $10.189         0
                                                                      2006       $10.189      $10.622         0
                                                                      2007       $10.622      $11.902         0
                                                                      2008       $11.902       $8.233         0
                                                                      2009        $8.233      $10.314         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $11.247         0
                                                                      2005       $11.247      $12.767         0
                                                                      2006       $12.767      $13.843         0
                                                                      2007       $13.843      $15.798         0
                                                                      2008       $15.798       $8.809         0
                                                                      2009        $8.809      $11.611         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.705         0
                                                                      2005       $10.705      $10.997         0
                                                                      2006       $10.997      $12.834         0
                                                                      2007       $12.834      $12.644         0
                                                                      2008       $12.644       $7.035         0
                                                                      2009        $7.035       $8.891         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000       $9.686         0
                                                                      2005        $9.686       $9.944         0
                                                                      2006        $9.944      $10.313         0
                                                                      2007       $10.313      $12.707         0
                                                                      2008       $12.707       $6.514         0
                                                                      2009        $6.514       $8.111         0
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                      2004       $10.000      $10.535         0
                                                                      2005       $10.535      $10.719         0
                                                                      2006       $10.719      $12.040         0
                                                                      2007       $12.040      $12.320         0
                                                                      2008       $12.320       $7.533         0
                                                                      2009        $7.533       $9.257         0


                              153     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.088         0
                                                                   2005       $10.088      $10.002         0
                                                                   2006       $10.002      $10.136         0
                                                                   2007       $10.136      $10.263         0
                                                                   2008       $10.263       $9.641         0
                                                                   2009        $9.641      $10.831         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.841         0
                                                                   2005        $9.841       $9.842         0
                                                                   2006        $9.842      $10.020         0
                                                                   2007       $10.020      $10.231         0
                                                                   2008       $10.231      $10.230         0
                                                                   2009       $10.230      $10.001         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.795         0
                                                                   2005       $10.795      $12.477         0
                                                                   2006       $12.477      $14.299         0
                                                                   2007       $14.299      $16.284         0
                                                                   2008       $16.284       $8.878         0
                                                                   2009        $8.878      $10.904         0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $10.493         0
                                                                   2005       $10.493      $10.992         0
                                                                   2006       $10.992      $11.810         0
                                                                   2007       $11.810      $12.672         0
                                                                   2008       $12.672      $10.349         0
                                                                   2009       $10.349      $12.646         0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.176         0
                                                                   2005       $11.176      $11.553         0
                                                                   2006       $11.553      $13.273         0
                                                                   2007       $13.273      $15.270         0
                                                                   2008       $15.270      $14.306         0
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                   2004       $10.000      $11.348         0
                                                                   2005       $11.348      $12.429         0
                                                                   2006       $12.429      $13.197         0
                                                                   2007       $13.197      $17.542         0
                                                                   2008       $17.542       $9.505         0
                                                                   2009        $9.505      $13.504         0


                              154     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES FORMERLY,
 JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                            2004       $10.000      $11.162         0
                                                                            2005       $11.162      $11.948         0
                                                                            2006       $11.948      $13.378         0
                                                                            2007       $13.378      $13.948         0
                                                                            2008       $13.948       $9.785         0
                                                                            2009        $9.785      $12.655         0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                            2004       $10.000      $11.198         0
                                                                            2005       $11.198      $12.085         0
                                                                            2006       $12.085      $13.026         0
                                                                            2007       $13.026      $13.450         0
                                                                            2008       $13.450       $8.343         0
                                                                            2009        $8.343       $9.949         0
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
 FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO--SERVICE
 SHARES
                                                                            2005       $10.000      $10.873         0
                                                                            2006       $10.873      $12.894         0
                                                                            2007       $12.894      $11.777         0
                                                                            2008       $11.777       $7.343         0
                                                                            2009        $7.343       $6.927         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.420         0
                                                                            2008        $9.420       $5.813         0
                                                                            2009        $5.813       $7.316         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO--CLASS II
                                                                            2004       $10.000      $10.735         0
                                                                            2005       $10.735      $10.817         0
                                                                            2006       $10.817      $11.614         0
                                                                            2007       $11.614      $11.262         0
                                                                            2008       $11.262       $7.573         0
                                                                            2009        $7.573      $11.411         0
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--CLASS I FORMERLY,
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO--CLASS I
                                                                            2007       $10.000       $9.658         0
                                                                            2008        $9.658       $6.049         0
                                                                            2009        $6.049       $7.328         0


                              155     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.519         0
                                                      2005       $10.519      $10.446         0
                                                      2006       $10.446      $11.180         0
                                                      2007       $11.180      $11.044         0
                                                      2008       $11.044       $7.666         0
                                                      2009        $7.666      $10.832         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.341         0
                                                      2005       $10.341      $10.488         0
                                                      2006       $10.488      $10.951         0
                                                      2007       $11.964      $11.798         0
                                                      2008       $11.798       $7.252         0
                                                      2009        $7.252       $9.815         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.675         0
                                                      2005       $10.675      $11.117         0
                                                      2006       $11.117      $12.191         0
                                                      2007       $10.951      $11.828         0
                                                      2008       $11.828       $8.475         0
                                                      2009        $8.475      $10.436         0
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.821         0
                                                      2005        $9.821      $10.037         0
                                                      2006       $10.037      $11.030         0
                                                      2007       $11.030      $10.972         0
                                                      2008       $10.972       $6.456         0
                                                      2009        $6.456      $10.234         0
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.649         0
                                                      2005       $10.649      $10.631         0
                                                      2006       $10.631      $11.548         0
                                                      2007       $11.548      $11.676         0
                                                      2008       $11.676       $8.825         0
                                                      2009        $8.825      $10.109         0
----------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                      2004       $10.000      $11.036         0
                                                      2005       $11.036      $11.433         0
                                                      2006       $11.433      $13.407         0
                                                      2007       $13.407      $14.033         0
                                                      2008       $14.033       $9.183         0
                                                      2009        $9.183      $10.941         0


                              156     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                               2005       $10.000      $11.615         0
                                                               2006       $11.615      $11.607         0
                                                               2007       $11.607      $11.974         0
                                                               2008       $11.974       $5.917         0
                                                               2009        $5.917       $7.614         0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.249         0
                                                               2005       $11.249      $12.485         0
                                                               2006       $12.485      $14.258         0
                                                               2007       $14.258      $14.715         0
                                                               2008       $14.715       $8.542         0
                                                               2009        $8.542      $11.583         0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $11.183         0
                                                               2005       $11.183      $11.939         0
                                                               2006       $11.939      $13.320         0
                                                               2007       $13.320      $12.778         0
                                                               2008       $12.778       $7.708         0
                                                               2009        $7.708      $10.265         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.252         0
                                                               2005       $10.252      $10.490         0
                                                               2006       $10.490      $10.431         0
                                                               2007       $10.431      $10.517         0
                                                               2008       $10.517       $9.989         0
                                                               2009        $9.989      $11.239         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000       $9.835         0
                                                               2005        $9.835       $9.835         0
                                                               2006        $9.835      $10.012         0
                                                               2007       $10.012      $10.215         0
                                                               2008       $10.215      $10.164         0
                                                               2009       $10.164       $9.900         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.000      $10.464         0
                                                               2005       $10.464      $10.395         0
                                                               2006       $10.395      $10.186         0
                                                               2007       $10.186      $10.969         0
                                                               2008       $10.969       $9.921         0
                                                               2009        $9.921      $11.429         0


                              157     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                     2004       $10.000      $10.155         0
                                                                     2005       $10.155      $10.122         0
                                                                     2006       $10.122      $10.230         0
                                                                     2007       $10.230      $10.824         0
                                                                     2008       $10.824      $11.040         0
                                                                     2009       $11.040      $12.254         0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                     2004       $10.000      $10.706         0
                                                                     2005       $10.706      $10.703         0
                                                                     2006       $10.703      $11.539         0
                                                                     2007       $11.539      $10.728         0
                                                                     2008       $10.728       $7.183         0
                                                                     2009        $7.183       $6.901         0
-------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                     2004       $10.000      $11.089         0
                                                                     2005       $11.089      $10.302         0
                                                                     2006       $10.302      $11.164         0
                                                                     2007       $11.164      $11.548         0
                                                                     2008       $11.548      $10.428         0
-------------------------------------------------------------------------------------------------------------------
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION
 FUND
                                                                     2004       $10.000      $10.467         0
                                                                     2005       $10.467      $11.582         0
                                                                     2006       $11.582      $12.553         0
                                                                     2007       $12.553      $14.990         0
                                                                     2008       $14.990       $8.643         0
                                                                     2009        $8.643      $10.705         0
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                                     2004       $10.000      $10.359         0
                                                                     2005       $10.359      $10.649         0
                                                                     2006       $10.649      $11.329         0
                                                                     2007       $11.329      $12.398         0
                                                                     2008       $12.398       $6.918         0
                                                                     2009        $6.918       $9.544         0
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                                     2004       $10.000      $10.968         0
                                                                     2005       $10.968      $11.067         0
                                                                     2006       $11.067      $12.777         0
                                                                     2007       $12.777      $12.807         0
                                                                     2008       $12.807       $7.942         0
                                                                     2009        $7.942       $9.678         0


                              158     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I FORMERLY,
 VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                                                       2004       $10.000       $9.794         0
                                                                       2005        $9.794       $9.549         0
                                                                       2006        $9.549      $10.097         0
                                                                       2007       $10.097      $10.221         0
                                                                       2008       $10.221       $8.642         0
                                                                       2009        $8.642       $9.575         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                                       2004       $10.000      $11.955         0
                                                                       2005       $11.955      $15.355         0
                                                                       2006       $15.355      $20.843         0
                                                                       2007       $20.843      $27.905         0
                                                                       2008       $27.905       $9.562         0
                                                                       2009        $9.562      $19.834         0
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                       2004       $10.000      $12.300         0
                                                                       2005       $12.300      $18.154         0
                                                                       2006       $18.154      $21.992         0
                                                                       2007       $21.992      $31.099         0
                                                                       2008       $31.099      $16.301         0
                                                                       2009       $16.301      $24.986         0
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.973         0
                                                                       2005       $10.973      $11.864         0
                                                                       2006       $11.864      $12.113         0
                                                                       2007       $12.113      $13.859         0
                                                                       2008       $13.859       $7.169         0
                                                                       2009        $7.169      $10.907         0
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.061         0
                                                                       2005       $10.061      $10.110         0
                                                                       2006       $10.110      $10.144         0
                                                                       2007       $10.144      $10.561         0
                                                                       2008       $10.561      $10.431         0
                                                                       2009       $10.431      $10.237         0
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.945         0
                                                                       2005       $10.945      $11.685         0
                                                                       2006       $11.685      $13.187         0
                                                                       2007       $13.187      $13.153         0
                                                                       2008       $13.153       $8.675         0
                                                                       2009        $8.675      $10.476         0


                              159     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                          2004       $10.000      $10.254         0
                                                                          2005       $10.254      $11.522         0
                                                                          2006       $11.522      $11.639         0
                                                                          2007       $11.639      $13.776         0
                                                                          2008       $13.776       $6.789         0
                                                                          2009        $6.789      $10.909         0
------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                          2004       $10.000      $12.693         0
                                                                          2005       $12.693      $14.420         0
                                                                          2006       $14.420      $19.318         0
                                                                          2007       $19.318      $15.547         0
                                                                          2008       $15.547       $9.370         0
                                                                          2009        $9.370      $11.714         0
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES FORMERLY, JANUS ASPEN
 INTERNATIONAL GROWTH--SERVICE SHARES
                                                                          2008       $10.000       $6.611         0
                                                                          2009        $6.611      $11.518         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.60% and an administrative expense charge of 0.10%.


                              160     PROSPECTUS

LBL6535-4

[LOGO]

                  THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                        (Classic, Elite, Plus, Select)

                         Lincoln Benefit Life Company
                       Variable Annuity Separate Account
                                 PO Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

                      Statement of Additional Information
                            And Related Prospectus

                               Dated May 1, 2010


This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

The Contract is no longer offered for new sales.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments. 2
The Contracts........................................ 2
Calculation of Accumulation Unit Values.............. 4
Net Investment Factor................................ 4
Calculation of Variable Income Payments.............. 5
General Matters...................................... 6
Experts.............................................. 6
Financial Statements................................. 7
Accumulation Unit Values............................. 7

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

PURCHASE OF CONTRACTS

ALFS, Inc. ("ALFS") is the principal underwriter and distributor of the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. Lincoln Benefit does not pay ALFS a commission for distribution of the contracts.

TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation

Period;

   (B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of Lincoln Benefit Life Variable Annuity Account included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


    . Financial statements of Lincoln Benefit Life Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related financial statement schedules, and

    . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2009 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I Value Portfolio - Class I Sub-Account and Legg Mason ClearBridge Variable Investors Portfolio - Class I - Class I Sub-Account which were first offered under the Contracts on April 27, 2007 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008.

The name of the following Sub-Accounts changed since December 31, 2009. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2009:



SUB-ACCOUNT NAME AS OF DECEMBER 31,
2009 (AS APPEARS IN THE FOLLOWING TABLES
OF ACCUMULATION UNIT VALUES)             SUB-ACCOUNT NAME AS OF MAY 1, 2010
---------------------------------------- --------------------------------------
AIM V.I. Basic Value Fund                Invesco V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund       Invesco V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund                Invesco V.I. Core Equity Fund
AIM V.I. Mid Cap Core Equity Fund        Invesco V.I. Mid Cap Core Equity Fund
Legg Mason ClearBridge Variable          Legg Mason ClearBridge Variable
Fundamental Value Portfolio              Fundamental All Cap Value Portfolio
Legg Mason ClearBridge Variable          Legg Mason ClearBridge Variable Large
Investors Portfolio                      Cap Value Portfolio
Oppenheimer MidCap Fund/VA               Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
Rydex VT All-Cap Opportunity Fund        Rydex SGI VT All-Cap Opportunity Fund
Van Eck Worldwide Multi-Manager          Van Eck VIP Multi-Manager
Alternatives Fund                        Alternatives Fund
Van Eck Worldwide Emerging Markets Fund  Van Eck VIP Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund       Van Eck VIP Global Hard Assets Fund



On April 30, 2010, the Janus Aspen Series INTECH Risk Managed Core Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2009.

On April 24, 2009, the Premier VIT OpCap Balanced Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available for part of the period ending December 31, 2009.

On April 30, 2009, the Janus Aspen Series Perkins Small Company Value Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available for part of the period ending December 31, 2009.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.45



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.725       74,403
                                 2005       $10.725      $11.133      107,423
                                 2006       $11.133      $12.379      117,460
                                 2007       $12.379      $12.352      105,209
                                 2008       $12.352      $ 5.849      426,442
                                 2009       $ 5.849      $ 8.507      343,201
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.284       11,764
                                 2005       $10.284      $10.994       19,954
                                 2006       $10.994      $11.479       29,820
                                 2007       $11.479      $12.626       28,586
                                 2008       $12.626      $ 7.132      125,423
                                 2009       $ 7.132      $ 8.476      104,680
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.785       56,589
                                 2007       $10.785      $11.454       57,114
                                 2008       $11.454      $ 7.857      288,185
                                 2009       $ 7.857      $ 9.900      241,788
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.968       41,315
                                 2005       $10.968      $11.584       81,189
                                 2006       $11.584      $12.657      103,658
                                 2007       $12.657      $13.617       98,214
                                 2008       $13.617      $ 9.561      420,218
                                 2009       $ 9.561      $12.223      365,382

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.084        14,898
                                 2005       $10.084      $11.091        44,205
                                 2006       $11.091      $11.455        36,282
                                 2007       $11.455      $13.491        31,855
                                 2008       $13.491      $ 7.133       252,657
                                 2009       $ 7.133      $10.340       217,489
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.200         2,901
                                 2005       $10.200      $11.464         6,697
                                 2006       $11.464      $13.427        17,263
                                 2007       $13.427      $17.606        21,473
                                 2008       $17.606      $ 9.487       131,667
                                 2009       $ 9.487      $14.074       104,489
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.608        18,938
                                 2005       $10.608      $11.441        62,045
                                 2006       $11.441      $12.377        74,033
                                 2007       $12.377      $15.995        70,308
                                 2008       $15.995      $ 6.539       448,194
                                 2009       $ 6.539      $ 9.741       382,540
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.198        19,568
                                 2005       $10.198      $10.420        39,253
                                 2006       $10.420      $10.991        39,468
                                 2007       $10.991      $12.461        34,660
                                 2008       $12.461      $ 8.722       200,576
                                 2009       $ 8.722      $11.056       174,938
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.368        28,300
                                 2005       $11.368      $13.056       134,063
                                 2006       $13.056      $14.324       217,731
                                 2007       $14.324      $16.540       195,689
                                 2008       $16.540      $ 9.332     1,036,462
                                 2009       $ 9.332      $12.446       860,886
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.820        38,696
                                 2005       $10.820      $11.246       102,990
                                 2006       $11.246      $13.279       134,574
                                 2007       $13.279      $13.239       128,535
                                 2008       $13.239      $ 7.453       958,622
                                 2009       $ 7.453      $ 9.531       838,502

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.791        46,830
                                 2005       $ 9.791      $10.170        92,779
                                 2006       $10.170      $10.671       102,602
                                 2007       $10.671      $13.305        95,094
                                 2008       $13.305      $ 6.902       239,711
                                 2009       $ 6.902      $ 8.695       226,398
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.648        84,706
                                 2005       $10.648      $10.961       212,966
                                 2006       $10.961      $12.458       286,952
                                 2007       $12.458      $12.899       269,615
                                 2008       $12.899      $ 7.980     1,372,538
                                 2009       $ 7.980      $ 9.923     1,179,069
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.196        64,981
                                 2005       $10.196      $10.229       130,820
                                 2006       $10.229      $10.487       204,879
                                 2007       $10.487      $10.746       213,778
                                 2008       $10.746      $10.213     1,404,977
                                 2009       $10.213      $11.610     1,239,977
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.947        71,372
                                 2005       $ 9.947      $10.065       159,744
                                 2006       $10.065      $10.367       271,059
                                 2007       $10.367      $10.712       298,838
                                 2008       $10.712      $10.838     2,312,870
                                 2009       $10.838      $10.720     1,916,252
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.911        26,553
                                 2005       $10.911      $12.760        74,811
                                 2006       $12.760      $14.796       179,382
                                 2007       $14.796      $17.049       168,123
                                 2008       $17.049      $ 9.406       916,161
                                 2009       $ 9.406      $11.688       807,903
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.605        18,609
                                 2005       $10.605      $11.241        45,386
                                 2006       $11.241      $12.220        82,978
                                 2007       $12.220      $13.267        81,462
                                 2008       $13.267      $10.964       387,556
                                 2009       $10.964      $13.555       378,329

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.296        2,914
                                 2005       $11.296      $11.815       25,972
                                 2006       $11.815      $13.733       33,392
                                 2007       $13.733      $15.987       35,406
                                 2008       $15.987      $15.037            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.470        6,007
                                 2005       $11.470      $12.710       13,973
                                 2006       $12.710      $13.654       20,404
                                 2007       $13.654      $18.366       22,959
                                 2008       $18.366      $10.069      230,987
                                 2009       $10.069      $14.475      199,558
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.282       20,990
                                 2005       $11.282      $12.219       87,962
                                 2006       $12.219      $13.842      151,773
                                 2007       $13.842      $14.604      139,028
                                 2008       $14.604      $10.366      628,536
                                 2009       $10.366      $13.565      498,879
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.318        5,672
                                 2005       $11.318      $12.359       23,559
                                 2006       $12.359      $13.478       29,030
                                 2007       $13.478      $14.082       24,547
                                 2008       $14.082      $ 8.839      156,723
                                 2009       $ 8.839      $10.665      133,212
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.959        9,494
                                 2006       $10.959      $13.149       38,816
                                 2007       $13.149      $12.153       37,931
                                 2008       $12.153      $ 7.667      200,043
                                 2009       $ 7.667      $ 7.261            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.305        1,859
                                 2005       $10.305      $10.523        4,564
                                 2006       $10.523      $12.213        9,103

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.851       32,094
                                 2005       $10.851      $11.062      101,197
                                 2006       $11.062      $12.018      158,362
                                 2007       $12.018      $11.791      156,254
                                 2008       $11.791      $ 8.023      988,849
                                 2009       $ 8.023      $12.232      724,610
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.402        4,404
                                 2005       $10.402      $10.849       36,017
                                 2006       $10.849      $12.578       34,420
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.632       17,229
                                 2005       $10.632      $10.682       40,614
                                 2006       $10.682      $11.568       60,294
                                 2007       $11.568      $11.563       55,534
                                 2008       $11.563      $ 8.121      391,449
                                 2009       $ 8.121      $11.611      306,693
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.452        5,971
                                 2005       $10.452      $10.725       34,315
                                 2006       $10.725      $11.331       94,816
                                 2007       $11.331      $12.384       86,947
                                 2008       $12.384      $ 7.683      536,714
                                 2009       $ 7.683      $10.521      428,012
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.790       14,735
                                 2005       $10.790      $11.369       21,639
                                 2006       $11.369      $12.614       29,277
                                 2007       $12.614      $13.663       25,201
                                 2008       $13.663      $ 8.978       89,673
                                 2009       $ 8.978      $11.187       85,026
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.926       16,167
                                 2005       $ 9.926      $10.265       31,832
                                 2006       $10.265      $11.413       36,122
                                 2007       $11.413      $11.488       32,094
                                 2008       $11.488      $ 6.840      145,739
                                 2009       $ 6.840      $10.971      134,171
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.763       40,690
                                 2005       $10.763      $10.872      104,883
                                 2006       $10.872      $11.948      117,350
                                 2007       $11.948      $12.225      109,267
                                 2008       $12.225      $ 9.349      623,702
                                 2009       $ 9.349      $10.836      575,285

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.154       11,572
                                 2005       $11.154      $11.692       53,873
                                 2006       $11.692      $13.872       73,445
                                 2007       $13.872      $14.693       74,283
                                 2008       $14.693      $ 9.728      218,888
                                 2009       $ 9.728      $11.728      183,765
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.707        7,906
                                 2006       $11.707      $11.837       19,077
                                 2007       $11.837      $12.356       18,524
                                 2008       $12.356      $ 6.178       88,007
                                 2009       $ 6.178      $ 8.044       77,979
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.369       20,377
                                 2005       $11.369      $12.767       59,018
                                 2006       $12.767      $14.753       77,552
                                 2007       $14.753      $15.406       64,787
                                 2008       $15.406      $ 9.050      394,574
                                 2009       $ 9.050      $12.416      321,152
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.303       34,078
                                 2005       $11.303      $12.209      118,094
                                 2006       $12.209      $13.782      172,919
                                 2007       $13.782      $13.379      157,590
                                 2008       $13.379      $ 8.165      662,016
                                 2009       $ 8.165      $11.004      576,312
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.363       12,667
                                 2005       $10.363      $10.728       55,574
                                 2006       $10.728      $10.793       95,363
                                 2007       $10.793      $11.011       95,985
                                 2008       $11.011      $10.582      431,280
                                 2009       $10.582      $12.047      415,232
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.941       36,663
                                 2005       $ 9.941      $10.057       98,942
                                 2006       $10.057      $10.359      124,955
                                 2007       $10.359      $10.696      115,296
                                 2008       $10.696      $10.767      859,497
                                 2009       $10.767      $10.612      907,129

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.577        61,471
                                 2005       $10.577      $10.630       145,750
                                 2006       $10.630      $10.540       173,089
                                 2007       $10.540      $11.484       169,281
                                 2008       $11.484      $10.510     1,164,877
                                 2009       $10.510      $12.250       983,651
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.264        96,933
                                 2005       $10.264      $10.352       212,494
                                 2006       $10.352      $10.585       323,894
                                 2007       $10.585      $11.333       332,617
                                 2008       $11.333      $11.695     1,498,179
                                 2009       $11.695      $13.134     1,507,227
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.790         8,225
                                 2005       $10.790      $10.914        10,363
                                 2006       $10.914      $11.906        20,207
                                 2007       $11.906      $11.200        20,359
                                 2008       $11.200      $ 7.589        91,560
                                 2009       $ 7.589      $ 7.317             0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.208        26,067
                                 2005       $11.208      $10.535        35,411
                                 2006       $10.535      $11.552        34,352
                                 2007       $11.552      $12.091        29,525
                                 2008       $12.091      $10.924             0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.579         6,698
                                 2005       $10.579      $11.844        19,805
                                 2006       $11.844      $12.989        24,145
                                 2007       $12.989      $15.694        22,364
                                 2008       $15.694      $ 9.157       117,641
                                 2009       $ 9.157      $11.475       103,531
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.470        37,362
                                 2005       $10.470      $10.890       109,546
                                 2006       $10.890      $11.722       209,970
                                 2007       $11.722      $12.980       192,525
                                 2008       $12.980      $ 7.329     1,076,189
                                 2009       $ 7.329      $10.230       850,454

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.086        46,148
                                 2005       $11.086      $11.318       174,768
                                 2006       $11.318      $13.221       259,147
                                 2007       $13.221      $13.409       246,409
                                 2008       $13.409      $ 8.413     1,608,523
                                 2009       $ 8.413      $10.374     1,377,891
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND - CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.899        10,882
                                 2005       $ 9.899      $ 9.766        10,438
                                 2006       $ 9.766      $10.447        11,513
                                 2007       $10.447      $10.701        10,361
                                 2008       $10.701      $ 9.156        83,819
                                 2009       $ 9.156      $10.264        84,209
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.083         1,865
                                 2005       $12.083      $15.703        11,194
                                 2006       $15.703      $21.566        27,169
                                 2007       $21.566      $29.216        23,085
                                 2008       $29.216      $10.130       178,770
                                 2009       $10.130      $21.260       178,220
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.432         2,716
                                 2005       $12.432      $18.565        17,112
                                 2006       $18.565      $22.754        22,972
                                 2007       $22.754      $32.560        22,014
                                 2008       $32.560      $17.269       189,943
                                 2009       $17.269      $26.783       172,839
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.091         7,714
                                 2005       $11.091      $12.133        16,935
                                 2006       $12.133      $12.534        19,018
                                 2007       $12.534      $14.510        12,598
                                 2008       $14.510      $ 7.594        49,182
                                 2009       $ 7.594      $11.692        81,540
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.169        24,035
                                 2005       $10.169      $10.339        48,462
                                 2006       $10.339      $10.496        66,783
                                 2007       $10.496      $11.057        69,971
                                 2008       $11.057      $11.051       541,227
                                 2009       $11.051      $10.973       477,547

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.063       24,470
                                 2005       $11.063      $11.950      100,105
                                 2006       $11.950      $13.645      158,421
                                 2007       $13.645      $13.771      145,672
                                 2008       $13.771      $ 9.191      900,825
                                 2009       $ 9.191      $11.230      788,311
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.364        2,797
                                 2005       $10.364      $11.783       17,775
                                 2006       $11.783      $12.043       23,083
                                 2007       $12.043      $14.424       15,900
                                 2008       $14.424      $ 7.193      110,041
                                 2009       $ 7.193      $11.694       91,860
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.829       34,420
                                 2005       $12.829      $14.747      107,443
                                 2006       $14.747      $19.988      138,012
                                 2007       $19.988      $16.278      126,834
                                 2008       $16.278      $ 9.926      725,507
                                 2009       $ 9.926      $12.557      582,988
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.496        9,284
                                 2008       $ 9.496      $ 5.929       78,084
                                 2009       $ 5.929      $ 7.551       64,493
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.735       32,167
                                 2008       $ 9.735      $ 6.170       84,142
                                 2009       $ 6.170      $ 7.563       69,529
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 7.003      153,801
                                 2009       $ 7.003      $12.347      149,089



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.5



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.720       2,627
                                 2005       $10.720      $11.122       5,172
                                 2006       $11.122      $12.361       4,963
                                 2007       $12.361      $12.328       4,318
                                 2008       $12.328      $ 5.834       3,425
                                 2009       $ 5.834      $ 8.481       3,599
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.279          21
                                 2005       $10.279      $10.983         209
                                 2006       $10.983      $11.462         216
                                 2007       $11.462      $12.601         220
                                 2008       $12.601      $ 7.114         225
                                 2009       $ 7.114      $ 8.450         231
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.782         165
                                 2007       $10.782      $11.444         203
                                 2008       $11.444      $ 7.846         251
                                 2009       $ 7.846      $ 9.881         315
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.963         939
                                 2005       $10.963      $11.572       1,041
                                 2006       $11.572      $12.638       1,108
                                 2007       $12.638      $13.590         920
                                 2008       $13.590      $ 9.537       1,075
                                 2009       $ 9.537      $12.186         926

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.079         304
                                 2005       $10.079      $11.081       2,176
                                 2006       $11.081      $11.438       3,616
                                 2007       $11.438      $13.464       3,584
                                 2008       $13.464      $ 7.115       3,984
                                 2009       $ 7.115      $10.309       2,735
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.196       1,167
                                 2005       $10.196      $11.453       1,270
                                 2006       $11.453      $13.407       3,612
                                 2007       $13.407      $17.571       3,939
                                 2008       $17.571      $ 9.463       1,451
                                 2009       $ 9.463      $14.032       2,534
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.603       1,708
                                 2005       $10.603      $11.430       3,562
                                 2006       $11.430      $12.359       4,250
                                 2007       $12.359      $15.963       4,322
                                 2008       $15.963      $ 6.523       6,064
                                 2009       $ 6.523      $ 9.712       5,339
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.193         188
                                 2005       $10.193      $10.410       3,031
                                 2006       $10.410      $10.975       6,107
                                 2007       $10.975      $12.437       5,806
                                 2008       $12.437      $ 8.700       5,199
                                 2009       $ 8.700      $11.023       5,244
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.363       8,074
                                 2005       $11.363      $13.043      10,537
                                 2006       $13.043      $14.302      12,496
                                 2007       $14.302      $16.507       9,971
                                 2008       $16.507      $ 9.309       4,954
                                 2009       $ 9.309      $12.408       3,200
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.815       2,649
                                 2005       $10.815      $11.236       4,351
                                 2006       $11.236      $13.260       6,752
                                 2007       $13.260      $13.212       9,921
                                 2008       $13.212      $ 7.435       4,321
                                 2009       $ 7.435      $ 9.502       3,038

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.786       6,471
                                 2005       $ 9.786      $10.160       9,191
                                 2006       $10.160      $10.655       9,936
                                 2007       $10.655      $13.278      12,021
                                 2008       $13.278      $ 6.884       9,678
                                 2009       $ 6.884      $ 8.669       9,810
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.643      12,272
                                 2005       $10.643      $10.951      21,913
                                 2006       $10.951      $12.440      29,532
                                 2007       $12.440      $12.874      29,651
                                 2008       $12.874      $ 7.960      30,282
                                 2009       $ 7.960      $ 9.893      29,134
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.192         750
                                 2005       $10.192      $10.219       1,813
                                 2006       $10.219      $10.472       2,574
                                 2007       $10.472      $10.724       2,581
                                 2008       $10.724      $10.188       2,010
                                 2009       $10.188      $11.575       4,637
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.942       7,781
                                 2005       $ 9.942      $10.055      11,390
                                 2006       $10.055      $10.352      14,574
                                 2007       $10.352      $10.690      24,720
                                 2008       $10.690      $10.811      43,726
                                 2009       $10.811      $10.688      14,104
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.906       7,152
                                 2005       $10.906      $12.748       8,446
                                 2006       $12.748      $14.774      12,551
                                 2007       $14.774      $17.015      12,485
                                 2008       $17.015      $ 9.382       8,236
                                 2009       $ 9.382      $11.653       6,384
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.600         402
                                 2005       $10.600      $11.230       2,045
                                 2006       $11.230      $12.202       2,158
                                 2007       $12.202      $13.241       2,222
                                 2008       $13.241      $10.937       2,250
                                 2009       $10.937      $13.515       1,146

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.291         663
                                 2005       $11.291      $11.804         886
                                 2006       $11.804      $13.713       3,402
                                 2007       $13.713      $15.955       3,524
                                 2008       $15.955      $15.004           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.464           4
                                 2005       $11.464      $12.698         665
                                 2006       $12.698      $13.634         714
                                 2007       $13.634      $18.330       3,211
                                 2008       $18.330      $10.044       2,385
                                 2009       $10.044      $14.431       2,765
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.277         764
                                 2005       $11.277      $12.207       2,337
                                 2006       $12.207      $13.822       4,636
                                 2007       $13.822      $14.575       4,792
                                 2008       $14.575      $10.340       4,374
                                 2009       $10.340      $13.525       4,396
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.313       1,741
                                 2005       $11.313      $12.347       2,379
                                 2006       $12.347      $13.458       2,427
                                 2007       $13.458      $14.054       2,403
                                 2008       $14.054      $ 8.817       2,506
                                 2009       $ 8.817      $10.633       2,476
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.955           0
                                 2006       $10.955      $13.138         604
                                 2007       $13.138      $12.136         608
                                 2008       $12.136      $ 7.653         586
                                 2009       $ 7.653      $ 7.247           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.300         396
                                 2005       $10.300      $10.513         416
                                 2006       $10.513      $12.195         447

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.846       7,549
                                 2005       $10.846      $11.051      10,603
                                 2006       $11.051      $12.000      11,830
                                 2007       $12.000      $11.768      11,402
                                 2008       $11.768      $ 8.003       8,850
                                 2009       $ 8.003      $12.195       9,986
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.397       5,320
                                 2005       $10.397      $10.839       4,728
                                 2006       $10.839      $12.559       5,236
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.627         769
                                 2005       $10.627      $10.672       2,734
                                 2006       $10.672      $11.551       4,681
                                 2007       $11.551      $11.540       4,704
                                 2008       $11.540      $ 8.101       4,474
                                 2009       $ 8.101      $11.576       4,246
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.447       3,196
                                 2005       $10.447      $10.715       5,459
                                 2006       $10.715      $11.314       9,544
                                 2007       $11.314      $12.360       9,418
                                 2008       $12.360      $ 7.664       9,419
                                 2009       $ 7.664      $10.490       8,673
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.785       6,192
                                 2005       $10.785      $11.358       9,902
                                 2006       $11.358      $12.595      13,667
                                 2007       $12.595      $13.636      13,140
                                 2008       $13.636      $ 8.956      13,378
                                 2009       $ 8.956      $11.153      13,385
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.922       1,335
                                 2005       $ 9.922      $10.255       1,523
                                 2006       $10.255      $11.396       2,717
                                 2007       $11.396      $11.465       2,720
                                 2008       $11.465      $ 6.823       2,725
                                 2009       $ 6.823      $10.938       2,109
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.758         659
                                 2005       $10.758      $10.862       3,475
                                 2006       $10.862      $11.931       5,222
                                 2007       $11.931      $12.201       5,062
                                 2008       $12.201      $ 9.326       4,770
                                 2009       $ 9.326      $10.803       4,825

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.149       3,814
                                 2005       $11.149      $11.681       7,154
                                 2006       $11.681      $13.851       8,948
                                 2007       $13.851      $14.663       8,784
                                 2008       $14.663      $ 9.704       9,143
                                 2009       $ 9.704      $11.693       8,141
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.703           0
                                 2006       $11.703      $11.827           0
                                 2007       $11.827      $12.339           0
                                 2008       $12.339      $ 6.166           0
                                 2009       $ 6.166      $ 8.025           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.364          65
                                 2005       $11.364      $12.755       2,870
                                 2006       $12.755      $14.731       7,163
                                 2007       $14.731      $15.375       3,123
                                 2008       $15.375      $ 9.027       3,331
                                 2009       $ 9.027      $12.379       4,783
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.297       1,426
                                 2005       $11.297      $12.197       8,705
                                 2006       $12.197      $13.762      15,524
                                 2007       $13.762      $13.352      11,484
                                 2008       $13.352      $ 8.145       9,143
                                 2009       $ 8.145      $10.971       8,844
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.358       6,420
                                 2005       $10.358      $10.717      10,445
                                 2006       $10.717      $10.777      11,266
                                 2007       $10.777      $10.989      14,106
                                 2008       $10.989      $10.556       7,305
                                 2009       $10.556      $12.010       9,057
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.936       1,252
                                 2005       $ 9.936      $10.048       5,385
                                 2006       $10.048      $10.344       5,938
                                 2007       $10.344      $10.674      11,799
                                 2008       $10.674      $10.740      24,378
                                 2009       $10.740      $10.580       3,856

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.572      21,181
                                 2005       $10.572      $10.620      17,716
                                 2006       $10.620      $10.524      17,533
                                 2007       $10.524      $11.461      15,700
                                 2008       $11.461      $10.484       8,145
                                 2009       $10.484      $12.214       6,038
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.259      10,981
                                 2005       $10.259      $10.342      10,630
                                 2006       $10.342      $10.569      11,430
                                 2007       $10.569      $11.311      11,285
                                 2008       $11.311      $11.666      25,263
                                 2009       $11.666      $13.095       9,397
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.787          13
                                 2005       $10.787      $10.905          12
                                 2006       $10.905      $11.890          12
                                 2007       $11.890      $11.180          11
                                 2008       $11.180      $ 7.571          11
                                 2009       $ 7.571      $ 7.298           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.203       6,809
                                 2005       $11.203      $10.525       6,275
                                 2006       $10.525      $11.535       6,179
                                 2007       $11.535      $12.067       5,573
                                 2008       $12.067      $10.902           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.574           0
                                 2005       $10.574      $11.832           0
                                 2006       $11.832      $12.969           0
                                 2007       $12.969      $15.663           0
                                 2008       $15.663      $ 9.134           0
                                 2009       $ 9.134      $11.441           0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.466       1,281
                                 2005       $10.466      $10.879       2,330
                                 2006       $10.879      $11.705       4,918
                                 2007       $11.705      $12.955       8,050
                                 2008       $12.955      $ 7.310       4,615
                                 2009       $ 7.310      $10.200       4,010

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.080       1,696
                                 2005       $11.080      $11.307       4,851
                                 2006       $11.307      $13.201      10,150
                                 2007       $13.201      $13.382      11,201
                                 2008       $13.382      $ 8.392       8,945
                                 2009       $ 8.392      $10.343       6,071
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.895           0
                                 2005       $ 9.895      $ 9.756           0
                                 2006       $ 9.756      $10.432          42
                                 2007       $10.432      $10.680          42
                                 2008       $10.680      $ 9.133          42
                                 2009       $ 9.133      $10.233       1,236
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.078         353
                                 2005       $12.078      $15.688         704
                                 2006       $15.688      $21.534       4,213
                                 2007       $21.534      $29.158       4,308
                                 2008       $29.158      $10.105       1,093
                                 2009       $10.105      $21.197       8,608
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.426          59
                                 2005       $12.426      $18.547         928
                                 2006       $18.547      $22.721       6,430
                                 2007       $22.721      $32.495       3,981
                                 2008       $32.495      $17.226       1,212
                                 2009       $17.226      $26.703       5,075
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.086       1,412
                                 2005       $11.086      $12.121       1,462
                                 2006       $12.121      $12.515       1,781
                                 2007       $12.515      $14.481       1,813
                                 2008       $14.481      $ 7.576       1,756
                                 2009       $ 7.576      $11.657         499
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.164       1,727
                                 2005       $10.164      $10.329         685
                                 2006       $10.329      $10.480       1,135
                                 2007       $10.480      $11.035       1,119
                                 2008       $11.035      $11.023         843
                                 2009       $11.023      $10.940       1,365

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.057         362
                                 2005       $11.057      $11.939       4,402
                                 2006       $11.939      $13.625       9,234
                                 2007       $13.625      $13.744       9,569
                                 2008       $13.744      $ 9.168       9,098
                                 2009       $ 9.168      $11.196       8,969
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.359         760
                                 2005       $10.359      $11.772       1,285
                                 2006       $11.772      $12.025       1,271
                                 2007       $12.025      $14.395       1,169
                                 2008       $14.395      $ 7.175       1,025
                                 2009       $ 7.175      $11.659         527
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.823       6,991
                                 2005       $12.823      $14.732      11,129
                                 2006       $14.732      $19.958      19,390
                                 2007       $19.958      $16.245      16,845
                                 2008       $16.245      $ 9.902      15,577
                                 2009       $ 9.902      $12.519      20,591
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.492         588
                                 2008       $ 9.492      $ 5.924         305
                                 2009       $ 5.924      $ 7.540         282
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.732       6,894
                                 2008       $ 9.732      $ 6.165       6,523
                                 2009       $ 6.165      $ 7.552       6,520
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.986       1,128
                                 2009       $ 6.986      $12.310       6,429



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.715      11,993
                                 2005       $10.715      $11.111      22,138
                                 2006       $11.111      $12.343      25,503
                                 2007       $12.343      $12.303      24,207
                                 2008       $12.303      $ 5.820      24,257
                                 2009       $ 5.820      $ 8.456      21,057
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.274       5,130
                                 2005       $10.274      $10.972       4,105
                                 2006       $10.972      $11.445       7,474
                                 2007       $11.445      $12.576       6,485
                                 2008       $12.576      $ 7.096       6,375
                                 2009       $ 7.096      $ 8.425       6,393
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.778      18,935
                                 2007       $10.778      $11.434      18,263
                                 2008       $11.434      $ 7.835      16,203
                                 2009       $ 7.835      $ 9.863      11,850
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.958      10,913
                                 2005       $10.958      $11.561      14,852
                                 2006       $11.561      $12.620      21,955
                                 2007       $12.620      $13.563      20,268
                                 2008       $13.563      $ 9.513      14,214
                                 2009       $ 9.513      $12.149      10,312

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.075       4,621
                                 2005       $10.075      $11.070       7,187
                                 2006       $11.070      $11.421      19,477
                                 2007       $11.421      $13.437      14,496
                                 2008       $13.437      $ 7.097       8,803
                                 2009       $ 7.097      $10.278       7,458
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.191       2,198
                                 2005       $10.191      $11.442       1,303
                                 2006       $11.442      $13.387       6,872
                                 2007       $13.387      $17.536      11,082
                                 2008       $17.536      $ 9.440       9,458
                                 2009       $ 9.440      $13.990       8,707
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.598       9,312
                                 2005       $10.598      $11.418      18,835
                                 2006       $11.418      $12.341      29,405
                                 2007       $12.341      $15.932      26,346
                                 2008       $15.932      $ 6.507      35,873
                                 2009       $ 6.507      $ 9.683      31,390
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.188       6,082
                                 2005       $10.188      $10.400      11,616
                                 2006       $10.400      $10.958      22,682
                                 2007       $10.958      $12.412      21,330
                                 2008       $12.412      $ 8.678      20,942
                                 2009       $ 8.678      $10.990      18,934
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.358      17,686
                                 2005       $11.358      $13.031      34,790
                                 2006       $13.031      $14.281      59,884
                                 2007       $14.281      $16.475      64,736
                                 2008       $16.475      $ 9.285      65,487
                                 2009       $ 9.285      $12.371      53,073
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.810       9,973
                                 2005       $10.810      $11.225      19,113
                                 2006       $11.225      $13.240      32,735
                                 2007       $13.240      $13.186      32,979
                                 2008       $13.186      $ 7.416      30,949
                                 2009       $ 7.416      $ 9.473      26,085

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.782        8,431
                                 2005       $ 9.782      $10.150       15,133
                                 2006       $10.150      $10.639       12,757
                                 2007       $10.639      $13.252       11,610
                                 2008       $13.252      $ 6.867       10,570
                                 2009       $ 6.867      $ 8.643       10,071
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.639       19,374
                                 2005       $10.639      $10.940       38,956
                                 2006       $10.940      $12.421       47,101
                                 2007       $12.421      $12.848       43,484
                                 2008       $12.848      $ 7.940       42,371
                                 2009       $ 7.940      $ 9.863       36,934
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.187       17,114
                                 2005       $10.187      $10.209       27,560
                                 2006       $10.209      $10.457       57,716
                                 2007       $10.457      $10.703       57,722
                                 2008       $10.703      $10.162       35,678
                                 2009       $10.162      $11.541       37,258
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.938       51,691
                                 2005       $ 9.938      $10.045       74,632
                                 2006       $10.045      $10.337      192,128
                                 2007       $10.337      $10.669       73,953
                                 2008       $10.669      $10.784       77,363
                                 2009       $10.784      $10.656       72,336
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.901        7,523
                                 2005       $10.901      $12.735       18,182
                                 2006       $12.735      $14.752       45,465
                                 2007       $14.752      $16.981       41,994
                                 2008       $16.981      $ 9.359       43,333
                                 2009       $ 9.359      $11.618       32,470
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.595        5,967
                                 2005       $10.595      $11.219       12,870
                                 2006       $11.219      $12.184       13,649
                                 2007       $12.184      $13.215       12,653
                                 2008       $13.215      $10.909        8,151
                                 2009       $10.909      $13.474        8,186

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.286       3,249
                                 2005       $11.286      $11.792       5,668
                                 2006       $11.792      $13.693       7,470
                                 2007       $13.693      $15.924      10,339
                                 2008       $15.924      $14.972           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.459         100
                                 2005       $11.459      $12.686       2,014
                                 2006       $12.686      $13.614       5,844
                                 2007       $13.614      $18.293       6,890
                                 2008       $18.293      $10.019       8,371
                                 2009       $10.019      $14.388       9,450
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.271      14,791
                                 2005       $11.271      $12.195      25,761
                                 2006       $12.195      $13.801      38,409
                                 2007       $13.801      $14.546      42,000
                                 2008       $14.546      $10.315      35,961
                                 2009       $10.315      $13.484      32,156
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.307       1,136
                                 2005       $11.307      $12.335       1,544
                                 2006       $12.335      $13.439       1,462
                                 2007       $13.439      $14.026       1,384
                                 2008       $14.026      $ 8.795       1,493
                                 2009       $ 8.795      $10.601       1,534
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.951       4,643
                                 2006       $10.951      $13.127      16,354
                                 2007       $13.127      $12.120      20,721
                                 2008       $12.120      $ 7.638      16,750
                                 2009       $ 7.638      $ 7.232           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.296       2,231
                                 2005       $10.296      $10.503       2,460
                                 2006       $10.503      $12.177         763

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.841      16,887
                                 2005       $10.841      $11.041      31,570
                                 2006       $11.041      $11.982      62,665
                                 2007       $11.982      $11.745      57,126
                                 2008       $11.745      $ 7.983      49,954
                                 2009       $ 7.983      $12.158      39,807
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.392       2,105
                                 2005       $10.392      $10.828      14,773
                                 2006       $10.828      $12.541      15,598
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.622      10,951
                                 2005       $10.622      $10.662      13,496
                                 2006       $10.662      $11.534      17,658
                                 2007       $11.534      $11.518      13,948
                                 2008       $11.518      $ 8.081      10,026
                                 2009       $ 8.081      $11.541       5,131
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.442         794
                                 2005       $10.442      $10.705      16,256
                                 2006       $10.705      $11.298      32,341
                                 2007       $11.298      $12.335      31,186
                                 2008       $12.335      $ 7.645      30,795
                                 2009       $ 7.645      $10.458      27,446
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.780       7,487
                                 2005       $10.780      $11.347      15,204
                                 2006       $11.347      $12.577      13,926
                                 2007       $12.577      $13.609      11,547
                                 2008       $13.609      $ 8.934      10,227
                                 2009       $ 8.934      $11.120      13,056
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.917       4,325
                                 2005       $ 9.917      $10.245      16,617
                                 2006       $10.245      $11.379      23,687
                                 2007       $11.379      $11.442      23,385
                                 2008       $11.442      $ 6.806      20,087
                                 2009       $ 6.806      $10.905      11,919
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.753      18,550
                                 2005       $10.753      $10.851      33,933
                                 2006       $10.851      $11.913      34,252
                                 2007       $11.913      $12.177      29,763
                                 2008       $12.177      $ 9.303      21,515
                                 2009       $ 9.303      $10.771      19,773

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.144       4,475
                                 2005       $11.144      $11.669       5,600
                                 2006       $11.669      $13.831       9,205
                                 2007       $13.831      $14.634       9,903
                                 2008       $14.634      $ 9.680       8,466
                                 2009       $ 9.680      $11.658      12,118
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.699      12,836
                                 2006       $11.699      $11.817      22,088
                                 2007       $11.817      $12.323      21,162
                                 2008       $12.323      $ 6.155      20,131
                                 2009       $ 6.155      $ 8.006       7,650
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.359      14,763
                                 2005       $11.359      $12.743      23,017
                                 2006       $12.743      $14.709      29,712
                                 2007       $14.709      $15.345      30,070
                                 2008       $15.345      $ 9.005      24,869
                                 2009       $ 9.005      $12.342      22,676
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.292      16,824
                                 2005       $11.292      $12.185      38,099
                                 2006       $12.185      $13.742      53,251
                                 2007       $13.742      $13.326      52,122
                                 2008       $13.326      $ 8.125      52,425
                                 2009       $ 8.125      $10.938      43,733
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.353       9,061
                                 2005       $10.353      $10.707      34,317
                                 2006       $10.707      $10.761      51,188
                                 2007       $10.761      $10.967      48,356
                                 2008       $10.967      $10.529      37,586
                                 2009       $10.529      $11.974      25,730
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.931      15,877
                                 2005       $ 9.931      $10.038      26,647
                                 2006       $10.038      $10.329      31,447
                                 2007       $10.329      $10.653      20,612
                                 2008       $10.653      $10.714      42,945
                                 2009       $10.714      $10.549      48,841

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.567       18,991
                                 2005       $10.567      $10.610       34,286
                                 2006       $10.610      $10.509       51,726
                                 2007       $10.509      $11.439       47,504
                                 2008       $11.439      $10.458       39,083
                                 2009       $10.458      $12.177       33,968
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.254       29,314
                                 2005       $10.254      $10.332       64,239
                                 2006       $10.332      $10.554      101,181
                                 2007       $10.554      $11.288       84,207
                                 2008       $11.288      $11.637       62,363
                                 2009       $11.637      $13.056       65,308
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.783        2,849
                                 2005       $10.783      $10.896        3,177
                                 2006       $10.896      $11.874        5,784
                                 2007       $11.874      $11.159        3,124
                                 2008       $11.159      $ 7.553        1,365
                                 2009       $ 7.553      $ 7.280            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.198        1,870
                                 2005       $11.198      $10.515       19,288
                                 2006       $10.515      $11.518       15,921
                                 2007       $11.518      $12.043       13,662
                                 2008       $12.043      $10.881            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.570            0
                                 2005       $10.570      $11.821          311
                                 2006       $11.821      $12.950        4,899
                                 2007       $12.950      $15.632        6,302
                                 2008       $15.632      $ 9.111        6,275
                                 2009       $ 9.111      $11.407        3,533
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.461        3,953
                                 2005       $10.461      $10.869       50,707
                                 2006       $10.869      $11.687       76,862
                                 2007       $11.687      $12.929       72,925
                                 2008       $12.929      $ 7.292       74,654
                                 2009       $ 7.292      $10.169       59,737

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.075      34,858
                                 2005       $11.075      $11.296      65,614
                                 2006       $11.296      $13.182      88,872
                                 2007       $13.182      $13.356      88,547
                                 2008       $13.356      $ 8.371      68,009
                                 2009       $ 8.371      $10.312      71,822
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.890          92
                                 2005       $ 9.890      $ 9.747         941
                                 2006       $ 9.747      $10.416       1,477
                                 2007       $10.416      $10.659       1,525
                                 2008       $10.659      $ 9.110       1,265
                                 2009       $ 9.110      $10.202       1,085
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.072       1,949
                                 2005       $12.072      $15.673       4,907
                                 2006       $15.673      $21.503      17,362
                                 2007       $21.503      $29.100      18,313
                                 2008       $29.100      $10.079      17,741
                                 2009       $10.079      $21.133      16,198
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.421       3,871
                                 2005       $12.421      $18.529      12,647
                                 2006       $18.529      $22.687       7,618
                                 2007       $22.687      $32.431       7,630
                                 2008       $32.431      $17.183       8,198
                                 2009       $17.183      $26.623       5,620
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.081       1,289
                                 2005       $11.081      $12.110       1,749
                                 2006       $12.110      $12.497       2,402
                                 2007       $12.497      $14.453       2,920
                                 2008       $14.453      $ 7.557       2,567
                                 2009       $ 7.557      $11.622       1,874
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.159       9,093
                                 2005       $10.159      $10.319      11,040
                                 2006       $10.319      $10.465      18,003
                                 2007       $10.465      $11.013      17,045
                                 2008       $11.013      $10.996      11,905
                                 2009       $10.996      $10.907      17,014

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.052      14,677
                                 2005       $11.052      $11.927      35,211
                                 2006       $11.927      $13.605      46,567
                                 2007       $13.605      $13.717      55,485
                                 2008       $13.717      $ 9.145      38,892
                                 2009       $ 9.145      $11.162      33,373
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.354       1,230
                                 2005       $10.354      $11.760      10,581
                                 2006       $11.760      $12.008      11,949
                                 2007       $12.008      $14.367       8,554
                                 2008       $14.367      $ 7.157       7,482
                                 2009       $ 7.157      $11.624         636
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.817      38,247
                                 2005       $12.817      $14.718      53,066
                                 2006       $14.718      $19.929      42,908
                                 2007       $19.929      $16.213      32,802
                                 2008       $16.213      $ 9.877      25,850
                                 2009       $ 9.877      $12.482      22,263
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.489         219
                                 2008       $ 9.489      $ 5.919         378
                                 2009       $ 5.919      $ 7.530         377
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.728      19,221
                                 2008       $ 9.728      $ 6.159      16,635
                                 2009       $ 6.159      $ 7.542       6,887
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.969       9,836
                                 2009       $ 6.969      $12.273       9,959



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.705            0
                                 2005       $10.705      $11.090            0
                                 2006       $11.090      $12.306            0
                                 2007       $12.306      $12.255            0
                                 2008       $12.255      $ 5.791       68,752
                                 2009       $ 5.791      $ 8.405       53,501
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.265            0
                                 2005       $10.265      $10.951            0
                                 2006       $10.951      $11.412            0
                                 2007       $11.412      $12.526            0
                                 2008       $12.526      $ 7.061       29,899
                                 2009       $ 7.061      $ 8.375       28,233
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.770            0
                                 2007       $10.770      $11.415            0
                                 2008       $11.415      $ 7.814       53,384
                                 2009       $ 7.814      $ 9.826       45,910
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.948            0
                                 2005       $10.948      $11.539        1,673
                                 2006       $11.539      $12.583        1,625
                                 2007       $12.583      $13.509            0
                                 2008       $13.509      $ 9.466      119,689
                                 2009       $ 9.466      $12.077       92,925

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.065            0
                                 2005       $10.065      $11.048            0
                                 2006       $11.048      $11.388            0
                                 2007       $11.388      $13.384            0
                                 2008       $13.384      $ 7.062       64,904
                                 2009       $ 7.062      $10.217       49,698
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.181            0
                                 2005       $10.181      $11.420            0
                                 2006       $11.420      $13.348            0
                                 2007       $13.348      $17.466            0
                                 2008       $17.466      $ 9.393       32,517
                                 2009       $ 9.393      $13.906       22,452
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.589            0
                                 2005       $10.589      $11.396            0
                                 2006       $11.396      $12.304            0
                                 2007       $12.304      $15.868            0
                                 2008       $15.868      $ 6.474      113,138
                                 2009       $ 6.474      $ 9.625      106,835
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.179          413
                                 2005       $10.179      $10.379          719
                                 2006       $10.379      $10.926          288
                                 2007       $10.926      $12.363          256
                                 2008       $12.363      $ 8.635       19,374
                                 2009       $ 8.635      $10.924       19,610
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.347        1,036
                                 2005       $11.347      $13.005          982
                                 2006       $13.005      $14.239        2,052
                                 2007       $14.239      $16.409        5,684
                                 2008       $16.409      $ 9.239      244,175
                                 2009       $ 9.239      $12.297      197,992
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.800            0
                                 2005       $10.800      $11.203        3,528
                                 2006       $11.203      $13.201        3,115
                                 2007       $13.201      $13.134        3,120
                                 2008       $13.134      $ 7.379      212,525
                                 2009       $ 7.379      $ 9.417      176,246

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.772            0
                                 2005       $ 9.772      $10.130            0
                                 2006       $10.130      $10.608            0
                                 2007       $10.608      $13.199            0
                                 2008       $13.199      $ 6.833       49,050
                                 2009       $ 6.833      $ 8.591       43,558
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.629            0
                                 2005       $10.629      $10.919        5,180
                                 2006       $10.919      $12.385        2,743
                                 2007       $12.385      $12.797        2,714
                                 2008       $12.797      $ 7.901      314,943
                                 2009       $ 7.901      $ 9.804      289,768
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.178            0
                                 2005       $10.178      $10.189        3,154
                                 2006       $10.189      $10.426        3,242
                                 2007       $10.426      $10.661        7,173
                                 2008       $10.661      $10.112      241,772
                                 2009       $10.112      $11.471      249,244
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.928        6,756
                                 2005       $ 9.928      $10.026       17,889
                                 2006       $10.026      $10.306       18,959
                                 2007       $10.306      $10.627       18,613
                                 2008       $10.627      $10.730      361,507
                                 2009       $10.730      $10.592      330,590
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.891          499
                                 2005       $10.891      $12.711          473
                                 2006       $12.711      $14.709            0
                                 2007       $14.709      $16.914            0
                                 2008       $16.914      $ 9.312      203,194
                                 2009       $ 9.312      $11.548      184,028
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.586            0
                                 2005       $10.586      $11.198          284
                                 2006       $11.198      $12.148          259
                                 2007       $12.148      $13.162          240
                                 2008       $13.162      $10.855       47,871
                                 2009       $10.855      $13.393       50,643

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.275            0
                                 2005       $11.275      $11.769            0
                                 2006       $11.769      $13.652            0
                                 2007       $13.652      $15.861            0
                                 2008       $15.861      $14.907            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.448            0
                                 2005       $11.448      $12.661            0
                                 2006       $12.661      $13.574            0
                                 2007       $13.574      $18.221            0
                                 2008       $18.221      $ 9.969       37,101
                                 2009       $ 9.969      $14.302       26,786
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.261        4,467
                                 2005       $11.261      $12.171        7,195
                                 2006       $12.171      $13.760        7,069
                                 2007       $13.760      $14.488        3,814
                                 2008       $14.488      $10.263      136,183
                                 2009       $10.263      $13.403      117,027
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.297            0
                                 2005       $11.297      $12.311        1,568
                                 2006       $12.311      $13.399        1,526
                                 2007       $13.399      $13.970        1,452
                                 2008       $13.970      $ 8.751       28,477
                                 2009       $ 8.751      $10.537       25,376
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.944            0
                                 2006       $10.944      $13.104            0
                                 2007       $13.104      $12.087            0
                                 2008       $12.087      $ 7.610       45,713
                                 2009       $ 7.610      $ 7.203            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.286            0
                                 2005       $10.286      $10.482            0
                                 2006       $10.482      $12.141            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.831        7,273
                                 2005       $10.831      $11.019       12,655
                                 2006       $11.019      $11.947       11,088
                                 2007       $11.947      $11.698        6,042
                                 2008       $11.698      $ 7.944      197,482
                                 2009       $ 7.944      $12.085      154,618
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.383            0
                                 2005       $10.383      $10.807            0
                                 2006       $10.807      $12.504            0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.612            0
                                 2005       $10.612      $10.641        2,966
                                 2006       $10.641      $11.500        2,800
                                 2007       $11.500      $11.472        2,786
                                 2008       $11.472      $ 8.040       51,340
                                 2009       $ 8.040      $11.472       42,595
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.433            0
                                 2005       $10.433      $10.684          799
                                 2006       $10.684      $11.264          912
                                 2007       $11.264      $12.286          908
                                 2008       $12.286      $ 7.607      145,460
                                 2009       $ 7.607      $10.396      118,836
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.770            0
                                 2005       $10.770      $11.325        1,516
                                 2006       $11.325      $12.540        1,729
                                 2007       $12.540      $13.555        1,721
                                 2008       $13.555      $ 8.889       19,437
                                 2009       $ 8.889      $11.053       16,994
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.908            0
                                 2005       $ 9.908      $10.225            0
                                 2006       $10.225      $11.345            0
                                 2007       $11.345      $11.397            0
                                 2008       $11.397      $ 6.772       33,473
                                 2009       $ 6.772      $10.840       29,122
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.743            0
                                 2005       $10.743      $10.830        1,086
                                 2006       $10.830      $11.878        1,170
                                 2007       $11.878      $12.128        1,162
                                 2008       $12.128      $ 9.256      134,563
                                 2009       $ 9.256      $10.706      125,107

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.134            0
                                 2005       $11.134      $11.647          734
                                 2006       $11.647      $13.790          838
                                 2007       $13.790      $14.576          834
                                 2008       $14.576      $ 9.632       34,512
                                 2009       $ 9.632      $11.588       25,428
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.691            0
                                 2006       $11.691      $11.797            0
                                 2007       $11.797      $12.289            0
                                 2008       $12.289      $ 6.132       32,223
                                 2009       $ 6.132      $ 7.968       30,458
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.348            0
                                 2005       $11.348      $12.718          417
                                 2006       $12.718      $14.666          406
                                 2007       $14.666      $15.284          393
                                 2008       $15.284      $ 8.960      164,589
                                 2009       $ 8.960      $12.268      131,705
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.282          322
                                 2005       $11.282      $12.162          742
                                 2006       $12.162      $13.701          434
                                 2007       $13.701      $13.273          453
                                 2008       $13.273      $ 8.084      299,590
                                 2009       $ 8.084      $10.872      248,792
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.343        1,124
                                 2005       $10.343      $10.686        4,873
                                 2006       $10.686      $10.730        3,016
                                 2007       $10.730      $10.924        2,941
                                 2008       $10.924      $10.477      115,862
                                 2009       $10.477      $11.903      108,436
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.922            0
                                 2005       $ 9.922      $10.019        1,269
                                 2006       $10.019      $10.298          883
                                 2007       $10.298      $10.611          865
                                 2008       $10.611      $10.660      184,450
                                 2009       $10.660      $10.485      191,412

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.557        3,398
                                 2005       $10.557      $10.589        5,143
                                 2006       $10.589      $10.478        3,657
                                 2007       $10.478      $11.393        7,110
                                 2008       $11.393      $10.406      221,441
                                 2009       $10.406      $12.104      187,838
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.245          409
                                 2005       $10.245      $10.312        5,393
                                 2006       $10.312      $10.522        5,018
                                 2007       $10.522      $11.244        8,475
                                 2008       $11.244      $11.579      431,766
                                 2009       $11.579      $12.977      475,997
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.776            0
                                 2005       $10.776      $10.877            0
                                 2006       $10.877      $11.842            0
                                 2007       $11.842      $11.117            0
                                 2008       $11.117      $ 7.517       60,579
                                 2009       $ 7.517      $ 7.243            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.187          487
                                 2005       $11.187      $10.494          462
                                 2006       $10.494      $11.484            0
                                 2007       $11.484      $11.995            0
                                 2008       $11.995      $10.837            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.560            0
                                 2005       $10.560      $11.798            0
                                 2006       $11.798      $12.912            0
                                 2007       $12.912      $15.570            0
                                 2008       $15.570      $ 9.066       19,063
                                 2009       $ 9.066      $11.338       17,744
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.451            0
                                 2005       $10.451      $10.848            0
                                 2006       $10.848      $11.653            0
                                 2007       $11.653      $12.878            0
                                 2008       $12.878      $ 7.256      297,848
                                 2009       $ 7.256      $10.108      226,097

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.065        4,546
                                 2005       $11.065      $11.274        6,445
                                 2006       $11.274      $13.143        6,281
                                 2007       $13.143      $13.303        6,360
                                 2008       $13.303      $ 8.330      469,594
                                 2009       $ 8.330      $10.250      406,692
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.881            0
                                 2005       $ 9.881      $ 9.728            0
                                 2006       $ 9.728      $10.386            0
                                 2007       $10.386      $10.617            0
                                 2008       $10.617      $ 9.065       22,322
                                 2009       $ 9.065      $10.141       13,392
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.061            0
                                 2005       $12.061      $15.642            0
                                 2006       $15.642      $21.439            0
                                 2007       $21.439      $28.985            0
                                 2008       $28.985      $10.029       38,919
                                 2009       $10.029      $21.006       28,022
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.409            0
                                 2005       $12.409      $18.493            0
                                 2006       $18.493      $22.621            0
                                 2007       $22.621      $32.302            0
                                 2008       $32.302      $17.097       35,193
                                 2009       $17.097      $26.463       31,574
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.071            0
                                 2005       $11.071      $12.086            0
                                 2006       $12.086      $12.460            0
                                 2007       $12.460      $14.395            0
                                 2008       $14.395      $ 7.519       26,289
                                 2009       $ 7.519      $11.552       21,261
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.150          854
                                 2005       $10.150      $10.299        1,140
                                 2006       $10.299      $10.434          301
                                 2007       $10.434      $10.970        4,197
                                 2008       $10.970      $10.941       40,231
                                 2009       $10.941      $10.842       44,663

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.042            0
                                 2005       $11.042      $11.904            0
                                 2006       $11.904      $13.564            0
                                 2007       $13.564      $13.662            0
                                 2008       $13.662      $ 9.099      269,341
                                 2009       $ 9.099      $11.095      222,943
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.345            0
                                 2005       $10.345      $11.737            0
                                 2006       $11.737      $11.972            0
                                 2007       $11.972      $14.310            0
                                 2008       $14.310      $ 7.121       27,920
                                 2009       $ 7.121      $11.554       21,092
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.805        8,300
                                 2005       $12.805      $14.690       11,022
                                 2006       $14.690      $19.870        9,270
                                 2007       $19.870      $16.149        4,718
                                 2008       $16.149      $ 9.828      165,032
                                 2009       $ 9.828      $12.407      139,134
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.482            0
                                 2008       $ 9.482      $ 5.909       20,287
                                 2009       $ 5.909      $ 7.510       18,145
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.722            0
                                 2008       $ 9.722      $ 6.149        6,335
                                 2009       $ 6.149      $ 7.521        7,613
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.934       41,584
                                 2009       $ 6.934      $12.199       47,953



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.701      23,469
                                 2005       $10.701      $11.079      23,974
                                 2006       $11.079      $12.288      14,556
                                 2007       $12.288      $12.230      15,042
                                 2008       $12.230      $ 5.776      28,022
                                 2009       $ 5.776      $ 8.380      17,395
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.260         527
                                 2005       $10.260      $10.940       2,311
                                 2006       $10.940      $11.395       5,077
                                 2007       $11.395      $12.501       4,934
                                 2008       $12.501      $ 7.043      14,356
                                 2009       $ 7.043      $ 8.349      12,418
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.767       2,840
                                 2007       $10.767      $11.405       1,721
                                 2008       $11.405      $ 7.804      23,452
                                 2009       $ 7.804      $ 9.807      16,715
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.943       5,303
                                 2005       $10.943      $11.528      16,495
                                 2006       $11.528      $12.564      16,850
                                 2007       $12.564      $13.482      15,594
                                 2008       $13.482      $ 9.442      35,385
                                 2009       $ 9.442      $12.040      23,028

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.061          101
                                 2005       $10.061      $11.038          249
                                 2006       $11.038      $11.371          328
                                 2007       $11.371      $13.357          424
                                 2008       $13.357      $ 7.044       20,165
                                 2009       $ 7.044      $10.186       15,504
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.177            0
                                 2005       $10.177      $11.409            0
                                 2006       $11.409      $13.328          507
                                 2007       $13.328      $17.432          624
                                 2008       $17.432      $ 9.369       12,250
                                 2009       $ 9.369      $13.864        8,797
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.584        2,142
                                 2005       $10.584      $11.385       10,090
                                 2006       $11.385      $12.286       10,435
                                 2007       $12.286      $15.837        8,540
                                 2008       $15.837      $ 6.458       30,915
                                 2009       $ 6.458      $ 9.596       15,709
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.174            0
                                 2005       $10.174      $10.369        3,094
                                 2006       $10.369      $10.910        3,248
                                 2007       $10.910      $12.338        3,122
                                 2008       $12.338      $ 8.614       15,530
                                 2009       $ 8.614      $10.891       13,118
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.342        5,238
                                 2005       $11.342      $12.993       15,699
                                 2006       $12.993      $14.218       15,968
                                 2007       $14.218      $16.377       15,223
                                 2008       $16.377      $ 9.216      102,855
                                 2009       $ 9.216      $12.260       81,493
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.795       27,292
                                 2005       $10.795      $11.192       32,085
                                 2006       $11.192      $13.182       22,922
                                 2007       $13.182      $13.108       22,754
                                 2008       $13.108      $ 7.361      102,049
                                 2009       $ 7.361      $ 9.388       75,431

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.768        1,488
                                 2005       $ 9.768      $10.120        1,379
                                 2006       $10.120      $10.592        1,425
                                 2007       $10.592      $13.173        1,183
                                 2008       $13.173      $ 6.816       71,379
                                 2009       $ 6.816      $ 8.565       57,607
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.624        8,387
                                 2005       $10.624      $10.908       32,026
                                 2006       $10.908      $12.366       33,411
                                 2007       $12.366      $12.772       33,537
                                 2008       $12.772      $ 7.881      225,131
                                 2009       $ 7.881      $ 9.775      188,699
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.173       20,705
                                 2005       $10.173      $10.180       25,284
                                 2006       $10.180      $10.410       18,592
                                 2007       $10.410      $10.639       17,276
                                 2008       $10.639      $10.086      138,607
                                 2009       $10.086      $11.437      109,299
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.924       26,498
                                 2005       $ 9.924      $10.016       25,659
                                 2006       $10.016      $10.291       23,204
                                 2007       $10.291      $10.606       22,503
                                 2008       $10.606      $10.703      280,115
                                 2009       $10.703      $10.560      204,879
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.886            0
                                 2005       $10.886      $12.698        1,411
                                 2006       $12.698      $14.687        4,357
                                 2007       $14.687      $16.880        3,215
                                 2008       $16.880      $ 9.289       71,734
                                 2009       $ 9.289      $11.514       59,741
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.581          122
                                 2005       $10.581      $11.187        5,924
                                 2006       $11.187      $12.130        5,949
                                 2007       $12.130      $13.136        5,806
                                 2008       $13.136      $10.828       22,471
                                 2009       $10.828      $13.353       19,202

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.270           0
                                 2005       $11.270      $11.758         110
                                 2006       $11.758      $13.632           0
                                 2007       $13.632      $15.829           0
                                 2008       $15.829      $14.875           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.443       8,469
                                 2005       $11.443      $12.649       8,440
                                 2006       $12.649      $13.554       5,285
                                 2007       $13.554      $18.185       4,166
                                 2008       $18.185      $ 9.944      14,716
                                 2009       $ 9.944      $14.259      12,938
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.256       3,099
                                 2005       $11.256      $12.159      13,532
                                 2006       $12.159      $13.740      13,930
                                 2007       $13.740      $14.459      13,978
                                 2008       $14.459      $10.238      42,657
                                 2009       $10.238      $13.363      30,080
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.292           0
                                 2005       $11.292      $12.299         415
                                 2006       $12.299      $13.379         402
                                 2007       $13.379      $13.943         411
                                 2008       $13.943      $ 8.729      10,922
                                 2009       $ 8.729      $10.506       5,256
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.940           0
                                 2006       $10.940      $13.093         347
                                 2007       $13.093      $12.071         108
                                 2008       $12.071      $ 7.596      19,904
                                 2009       $ 7.596      $ 7.188           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.281         145
                                 2005       $10.281      $10.472       4,277
                                 2006       $10.472      $12.123       4,275

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.826       4,931
                                 2005       $10.826      $11.008       5,994
                                 2006       $11.008      $11.929       6,928
                                 2007       $11.929      $11.675       6,308
                                 2008       $11.675      $ 7.924      53,932
                                 2009       $ 7.924      $12.049      33,607
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.378           0
                                 2005       $10.378      $10.797           0
                                 2006       $10.797      $12.485           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.608          16
                                 2005       $10.608      $10.631          60
                                 2006       $10.631      $11.483          94
                                 2007       $11.483      $11.449          70
                                 2008       $11.449      $ 8.020      27,280
                                 2009       $ 8.020      $11.438      18,164
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.428           0
                                 2005       $10.428      $10.673           0
                                 2006       $10.673      $11.248       1,405
                                 2007       $11.248      $12.262       1,398
                                 2008       $12.262      $ 7.588      22,364
                                 2009       $ 7.588      $10.365      18,949
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.765           0
                                 2005       $10.765      $11.314           0
                                 2006       $11.314      $12.521           0
                                 2007       $12.521      $13.528           0
                                 2008       $13.528      $ 8.867       5,345
                                 2009       $ 8.867      $11.020       3,217
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.903         448
                                 2005       $ 9.903      $10.215         545
                                 2006       $10.215      $11.329         724
                                 2007       $11.329      $11.374         760
                                 2008       $11.374      $ 6.755      10,509
                                 2009       $ 6.755      $10.807      13,125
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.739         275
                                 2005       $10.739      $10.820         530
                                 2006       $10.820      $11.861         527
                                 2007       $11.861      $12.104         528
                                 2008       $12.104      $ 9.233      26,900
                                 2009       $ 9.233      $10.674      20,112

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.128           0
                                 2005       $11.128      $11.635           0
                                 2006       $11.635      $13.770         661
                                 2007       $13.770      $14.547         661
                                 2008       $14.547      $ 9.608       4,507
                                 2009       $ 9.608      $11.553       3,502
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.687           0
                                 2006       $11.687      $11.787           0
                                 2007       $11.787      $12.272           0
                                 2008       $12.272      $ 6.120       7,593
                                 2009       $ 6.120      $ 7.949       8,703
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.343           0
                                 2005       $11.343      $12.706       3,266
                                 2006       $12.706      $14.644       2,777
                                 2007       $14.644      $15.254       2,087
                                 2008       $15.254      $ 8.938      64,672
                                 2009       $ 8.938      $12.231      44,368
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.277      10,544
                                 2005       $11.277      $12.150      15,083
                                 2006       $12.150      $13.681      12,016
                                 2007       $13.681      $13.246      11,999
                                 2008       $13.246      $ 8.064      43,930
                                 2009       $ 8.064      $10.840      31,176
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.339           0
                                 2005       $10.339      $10.676         991
                                 2006       $10.676      $10.714       1,087
                                 2007       $10.714      $10.902       1,082
                                 2008       $10.902      $10.451      27,562
                                 2009       $10.451      $11.867      25,316
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.918         733
                                 2005       $ 9.918      $10.009       3,410
                                 2006       $10.009      $10.283       5,897
                                 2007       $10.283      $10.590       5,990
                                 2008       $10.590      $10.634      91,586
                                 2009       $10.634      $10.454      70,508

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.552           55
                                 2005       $10.552      $10.579        1,088
                                 2006       $10.579      $10.462        1,234
                                 2007       $10.462      $11.371        1,187
                                 2008       $11.371      $10.380       41,393
                                 2009       $10.380      $12.068       32,397
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.240        2,138
                                 2005       $10.240      $10.302       15,431
                                 2006       $10.302      $10.507       17,338
                                 2007       $10.507      $11.221       15,482
                                 2008       $11.221      $11.550      109,474
                                 2009       $11.550      $12.939       93,450
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.772        1,218
                                 2005       $10.772      $10.868        3,095
                                 2006       $10.868      $11.826        3,236
                                 2007       $11.826      $11.096        3,703
                                 2008       $11.096      $ 7.499        9,792
                                 2009       $ 7.499      $ 7.225            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.182           95
                                 2005       $11.182      $10.484          212
                                 2006       $10.484      $11.467          324
                                 2007       $11.467      $11.971            0
                                 2008       $11.971      $10.815            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.555            0
                                 2005       $10.555      $11.787       11,664
                                 2006       $11.787      $12.893       11,663
                                 2007       $12.893      $15.539       11,661
                                 2008       $15.539      $ 9.043       13,735
                                 2009       $ 9.043      $11.304       13,289
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.446            0
                                 2005       $10.446      $10.837           21
                                 2006       $10.837      $11.636        3,369
                                 2007       $11.636      $12.852        2,677
                                 2008       $12.852      $ 7.238       68,814
                                 2009       $ 7.238      $10.078       50,583

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.060           0
                                 2005       $11.060      $11.263       9,808
                                 2006       $11.263      $13.123      11,457
                                 2007       $13.123      $13.276      11,443
                                 2008       $13.276      $ 8.309      93,184
                                 2009       $ 8.309      $10.220      63,978
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.876           0
                                 2005       $ 9.876      $ 9.719           0
                                 2006       $ 9.719      $10.370       1,509
                                 2007       $10.370      $10.595       1,506
                                 2008       $10.595      $ 9.042       3,607
                                 2009       $ 9.042      $10.110       2,562
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.055         375
                                 2005       $12.055      $15.627         462
                                 2006       $15.627      $21.408         788
                                 2007       $21.408      $28.927         788
                                 2008       $28.927      $10.004      15,749
                                 2009       $10.004      $20.943      10,954
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.403           0
                                 2005       $12.403      $18.475         175
                                 2006       $18.475      $22.587         170
                                 2007       $22.587      $32.238         133
                                 2008       $32.238      $17.055      36,260
                                 2009       $17.055      $26.383      36,520
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.066           0
                                 2005       $11.066      $12.075           0
                                 2006       $12.075      $12.441           0
                                 2007       $12.441      $14.367           0
                                 2008       $14.367      $ 7.500       5,141
                                 2009       $ 7.500      $11.517      10,158
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.145       3,277
                                 2005       $10.145      $10.289       7,972
                                 2006       $10.289      $10.419       8,509
                                 2007       $10.419      $10.948       8,280
                                 2008       $10.948      $10.914      24,600
                                 2009       $10.914      $10.809      15,906

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.037          94
                                 2005       $11.037      $11.892       1,007
                                 2006       $11.892      $13.544       2,680
                                 2007       $13.544      $13.635       2,368
                                 2008       $13.635      $ 9.076      41,700
                                 2009       $ 9.076      $11.062      31,070
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.340           0
                                 2005       $10.340      $11.726           0
                                 2006       $11.726      $11.954           0
                                 2007       $11.954      $14.281           0
                                 2008       $14.281      $ 7.103       3,770
                                 2009       $ 7.103      $11.520       5,504
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.799       5,273
                                 2005       $12.799      $14.675      12,865
                                 2006       $14.675      $19.841      11,221
                                 2007       $19.841      $16.117      12,760
                                 2008       $16.117      $ 9.803      52,161
                                 2009       $ 9.803      $12.369      39,348
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.479       5,426
                                 2008       $ 9.479      $ 5.904       8,461
                                 2009       $ 5.904      $ 7.499       6,476
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.718           0
                                 2008       $ 9.718      $ 6.144       8,585
                                 2009       $ 6.144      $ 7.511       4,311
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.916       7,352
                                 2009       $ 6.916      $12.163       7,507



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.696       7,112
                                 2005       $10.696      $11.068      10,891
                                 2006       $11.068      $12.270      11,006
                                 2007       $12.270      $12.206       8,453
                                 2008       $12.206      $ 5.762      49,020
                                 2009       $ 5.762      $ 8.355      44,712
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.255       2,366
                                 2005       $10.255      $10.930       2,867
                                 2006       $10.930      $11.378       3,561
                                 2007       $11.378      $12.477       1,778
                                 2008       $12.477      $ 7.026      11,216
                                 2009       $ 7.026      $ 8.324      12,410
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.763       6,887
                                 2007       $10.763      $11.395       6,782
                                 2008       $11.395      $ 7.793      22,384
                                 2009       $ 7.793      $ 9.789      22,275
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.938       8,499
                                 2005       $10.938      $11.516      13,413
                                 2006       $11.516      $12.545      13,948
                                 2007       $12.545      $13.455      14,698
                                 2008       $13.455      $ 9.418      51,448
                                 2009       $ 9.418      $12.004      41,895

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.056        4,479
                                 2005       $10.056      $11.027        6,650
                                 2006       $11.027      $11.354        5,034
                                 2007       $11.354      $13.331        4,512
                                 2008       $13.331      $ 7.027       37,120
                                 2009       $ 7.027      $10.155       30,614
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.172        1,061
                                 2005       $10.172      $11.398        1,201
                                 2006       $11.398      $13.309        7,621
                                 2007       $13.309      $17.397       14,266
                                 2008       $17.397      $ 9.346       17,482
                                 2009       $ 9.346      $13.823        4,975
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.579        7,263
                                 2005       $10.579      $11.374       11,070
                                 2006       $11.374      $12.268       10,619
                                 2007       $12.268      $15.805        7,015
                                 2008       $15.805      $ 6.442       44,023
                                 2009       $ 6.442      $ 9.567       43,771
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.170        1,999
                                 2005       $10.170      $10.359        2,642
                                 2006       $10.359      $10.894        1,979
                                 2007       $10.894      $12.314       14,576
                                 2008       $12.314      $ 8.592       26,229
                                 2009       $ 8.592      $10.859       22,691
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.337       16,346
                                 2005       $11.337      $12.980       26,954
                                 2006       $12.980      $14.197       29,471
                                 2007       $14.197      $16.344       28,128
                                 2008       $16.344      $ 9.193      114,174
                                 2009       $ 9.193      $12.223      113,696
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.790        9,412
                                 2005       $10.790      $11.181       24,315
                                 2006       $11.181      $13.162       26,511
                                 2007       $13.162      $13.082       25,360
                                 2008       $13.082      $ 7.342       97,712
                                 2009       $ 7.342      $ 9.360       89,996

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.763        6,828
                                 2005       $ 9.763      $10.111       11,467
                                 2006       $10.111      $10.576       13,328
                                 2007       $10.576      $13.147       11,803
                                 2008       $13.147      $ 6.799       36,191
                                 2009       $ 6.799      $ 8.539       38,566
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.619        6,642
                                 2005       $10.619      $10.898       31,767
                                 2006       $10.898      $12.348       37,096
                                 2007       $12.348      $12.746       32,216
                                 2008       $12.746      $ 7.861      132,729
                                 2009       $ 7.861      $ 9.745      125,207
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.168        5,838
                                 2005       $10.168      $10.170       17,730
                                 2006       $10.170      $10.395       18,619
                                 2007       $10.395      $10.618       17,577
                                 2008       $10.618      $10.061       88,732
                                 2009       $10.061      $11.403       75,570
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.919        8,947
                                 2005       $ 9.919      $10.006       26,111
                                 2006       $10.006      $10.276       46,146
                                 2007       $10.276      $10.585       35,722
                                 2008       $10.585      $10.676      380,269
                                 2009       $10.676      $10.529      375,156
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.881        5,405
                                 2005       $10.881      $12.686       15,443
                                 2006       $12.686      $14.665       18,666
                                 2007       $14.665      $16.847       21,837
                                 2008       $16.847      $ 9.266       92,489
                                 2009       $ 9.266      $11.479       90,321
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.576        1,847
                                 2005       $10.576      $11.176        8,790
                                 2006       $11.176      $12.112        8,083
                                 2007       $12.112      $13.110       17,819
                                 2008       $13.110      $10.801       37,129
                                 2009       $10.801      $13.313       27,947

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.265         966
                                 2005       $11.265      $11.747       3,764
                                 2006       $11.747      $13.612       3,723
                                 2007       $13.612      $15.798       3,505
                                 2008       $15.798      $14.843           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.438         391
                                 2005       $11.438      $12.636       3,451
                                 2006       $12.636      $13.534       4,951
                                 2007       $13.534      $18.148      10,801
                                 2008       $18.148      $ 9.919      32,692
                                 2009       $ 9.919      $14.216      28,128
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.251       4,526
                                 2005       $11.251      $12.148      14,237
                                 2006       $12.148      $13.720      17,755
                                 2007       $13.720      $14.430      16,855
                                 2008       $14.430      $10.212      76,672
                                 2009       $10.212      $13.323      72,389
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.287       1,254
                                 2005       $11.287      $12.287       1,751
                                 2006       $12.287      $13.359       1,923
                                 2007       $13.359      $13.915       1,263
                                 2008       $13.915      $ 8.708      10,916
                                 2009       $ 8.708      $10.474      10,569
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.936       1,432
                                 2006       $10.936      $13.082       2,200
                                 2007       $13.082      $12.054       2,632
                                 2008       $12.054      $ 7.581      10,403
                                 2009       $ 7.581      $ 7.173           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.277         279
                                 2005       $10.277      $10.462         567
                                 2006       $10.462      $12.105       1,160

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.821      21,082
                                 2005       $10.821      $10.998      27,131
                                 2006       $10.998      $11.912      27,881
                                 2007       $11.912      $11.652      10,887
                                 2008       $11.652      $ 7.904      71,077
                                 2009       $ 7.904      $12.013      56,054
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.373       1,793
                                 2005       $10.373      $10.786       1,767
                                 2006       $10.786      $12.467       1,618
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.603       5,313
                                 2005       $10.603      $10.620       6,882
                                 2006       $10.620      $11.466       6,829
                                 2007       $11.466      $11.426       6,972
                                 2008       $11.426      $ 8.000      37,351
                                 2009       $ 8.000      $11.403      31,345
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.423         752
                                 2005       $10.423      $10.663      16,397
                                 2006       $10.663      $11.231      17,096
                                 2007       $11.231      $12.237      14,353
                                 2008       $12.237      $ 7.569      34,980
                                 2009       $ 7.569      $10.333      27,708
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.760           3
                                 2005       $10.760      $11.303         762
                                 2006       $11.303      $12.503         849
                                 2007       $12.503      $13.501         488
                                 2008       $13.501      $ 8.845       7,488
                                 2009       $ 8.845      $10.987       5,118
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.899       1,975
                                 2005       $ 9.899      $10.205       5,766
                                 2006       $10.205      $11.312       5,979
                                 2007       $11.312      $11.351       6,542
                                 2008       $11.351      $ 6.738      16,254
                                 2009       $ 6.738      $10.775      17,595
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.734       6,630
                                 2005       $10.734      $10.809      18,067
                                 2006       $10.809      $11.843      18,581
                                 2007       $11.843      $12.080      14,928
                                 2008       $12.080      $ 9.210      52,421
                                 2009       $ 9.210      $10.642      50,344

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.123        1,252
                                 2005       $11.123      $11.624        3,427
                                 2006       $11.624      $13.749        4,962
                                 2007       $13.749      $14.518        3,945
                                 2008       $14.518      $ 9.584       13,951
                                 2009       $ 9.584      $11.518        9,295
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.683        1,007
                                 2006       $11.683      $11.777        1,933
                                 2007       $11.777      $12.256        1,933
                                 2008       $12.256      $ 6.109        8,284
                                 2009       $ 6.109      $ 7.930        9,200
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.338        5,827
                                 2005       $11.338      $12.693       16,246
                                 2006       $12.693      $14.623       15,106
                                 2007       $14.623      $15.223       13,587
                                 2008       $15.223      $ 8.915       43,995
                                 2009       $ 8.915      $12.194       42,947
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.271        2,933
                                 2005       $11.271      $12.138       11,461
                                 2006       $12.138      $13.661       12,743
                                 2007       $13.661      $13.220       15,692
                                 2008       $13.220      $ 8.044       66,995
                                 2009       $ 8.044      $10.807       63,118
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.334        1,649
                                 2005       $10.334      $10.665        9,165
                                 2006       $10.665      $10.698        9,341
                                 2007       $10.698      $10.880        8,100
                                 2008       $10.880      $10.425       42,154
                                 2009       $10.425      $11.831       37,255
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.913        7,507
                                 2005       $ 9.913      $ 9.999       14,091
                                 2006       $ 9.999      $10.268       47,729
                                 2007       $10.268      $10.569       36,491
                                 2008       $10.569      $10.607      181,670
                                 2009       $10.607      $10.422      147,236

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.547       24,985
                                 2005       $10.547      $10.569       44,824
                                 2006       $10.569      $10.447       44,115
                                 2007       $10.447      $11.348       41,283
                                 2008       $11.348      $10.354      141,456
                                 2009       $10.354      $12.031      117,075
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.235       19,432
                                 2005       $10.235      $10.292       39,729
                                 2006       $10.292      $10.491       44,592
                                 2007       $10.491      $11.199       46,384
                                 2008       $11.199      $11.521      146,791
                                 2009       $11.521      $12.900      130,197
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.768          623
                                 2005       $10.768      $10.859          486
                                 2006       $10.859      $11.810        1,047
                                 2007       $11.810      $11.076        1,115
                                 2008       $11.076      $ 7.481       13,158
                                 2009       $ 7.481      $ 7.206            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.177        5,029
                                 2005       $11.177      $10.474       12,631
                                 2006       $10.474      $11.450        9,914
                                 2007       $11.450      $11.948        6,304
                                 2008       $11.948      $10.793            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.550          977
                                 2005       $10.550      $11.775        1,160
                                 2006       $11.775      $12.874           53
                                 2007       $12.874      $15.508           36
                                 2008       $15.508      $ 9.021        6,277
                                 2009       $ 9.021      $11.270        6,618
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.441        3,482
                                 2005       $10.441      $10.827       19,342
                                 2006       $10.827      $11.618       24,978
                                 2007       $11.618      $12.826       30,607
                                 2008       $12.826      $ 7.219       97,722
                                 2009       $ 7.219      $10.047       76,599

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.055       10,111
                                 2005       $11.055      $11.252       34,490
                                 2006       $11.252      $13.104       34,376
                                 2007       $13.104      $13.250       32,505
                                 2008       $13.250      $ 8.288      141,687
                                 2009       $ 8.288      $10.189      130,348
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.872          473
                                 2005       $ 9.872      $ 9.709        1,111
                                 2006       $ 9.709      $10.355        1,200
                                 2007       $10.355      $10.574        1,948
                                 2008       $10.574      $ 9.019       16,394
                                 2009       $ 9.019      $10.080       14,539
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.050          514
                                 2005       $12.050      $15.612        1,205
                                 2006       $15.612      $21.376        3,116
                                 2007       $21.376      $28.870        1,877
                                 2008       $28.870      $ 9.979       11,408
                                 2009       $ 9.979      $20.880       11,084
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.398        1,242
                                 2005       $12.398      $18.457        3,166
                                 2006       $18.457      $22.554        1,962
                                 2007       $22.554      $32.174        3,637
                                 2008       $32.174      $17.012       22,455
                                 2009       $17.012      $26.304       22,286
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.060        5,158
                                 2005       $11.060      $12.063        5,401
                                 2006       $12.063      $12.423        5,478
                                 2007       $12.423      $14.338        1,115
                                 2008       $14.338      $ 7.481        4,413
                                 2009       $ 7.481      $11.483        5,418
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.140        5,308
                                 2005       $10.140      $10.279        6,612
                                 2006       $10.279      $10.403        8,806
                                 2007       $10.403      $10.926        8,886
                                 2008       $10.926      $10.886       44,761
                                 2009       $10.886      $10.777       43,013

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.032      19,945
                                 2005       $11.032      $11.881      33,271
                                 2006       $11.881      $13.524      40,944
                                 2007       $13.524      $13.608      22,621
                                 2008       $13.608      $ 9.054      89,162
                                 2009       $ 9.054      $11.029      80,792
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.335      16,466
                                 2005       $10.335      $11.715      17,631
                                 2006       $11.715      $11.937      17,595
                                 2007       $11.937      $14.253         645
                                 2008       $14.253      $ 7.086       1,679
                                 2009       $ 7.086      $11.485       3,587
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.794       3,123
                                 2005       $12.794      $14.661      17,301
                                 2006       $14.661      $19.812      17,485
                                 2007       $19.812      $16.085      16,535
                                 2008       $16.085      $ 9.779      88,008
                                 2009       $ 9.779      $12.332      73,826
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.476         746
                                 2008       $ 9.476      $ 5.899      12,263
                                 2009       $ 5.899      $ 7.489      12,250
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.715       1,850
                                 2008       $ 9.715      $ 6.138      13,770
                                 2009       $ 6.138      $ 7.501      10,944
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.899      14,710
                                 2009       $ 6.899      $12.126      15,237



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.691       2,941
                                 2005       $10.691      $11.057       3,494
                                 2006       $11.057      $12.252       3,214
                                 2007       $12.252      $12.182       3,109
                                 2008       $12.182      $ 5.747       4,282
                                 2009       $ 5.747      $ 8.330       3,523
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.251           0
                                 2005       $10.251      $10.919           0
                                 2006       $10.919      $11.361           0
                                 2007       $11.361      $12.452           0
                                 2008       $12.452      $ 7.008           0
                                 2009       $ 7.008      $ 8.299           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.759           0
                                 2007       $10.759      $11.385           0
                                 2008       $11.385      $ 7.782         117
                                 2009       $ 7.782      $ 9.771         117
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.933           0
                                 2005       $10.933      $11.505       5,375
                                 2006       $11.505      $12.527       7,260
                                 2007       $12.527      $13.428       7,032
                                 2008       $13.428      $ 9.395       7,139
                                 2009       $ 9.395      $11.968       6,750

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.051           0
                                 2005       $10.051      $11.016         546
                                 2006       $11.016      $11.337         582
                                 2007       $11.337      $13.304         511
                                 2008       $13.304      $ 7.009         736
                                 2009       $ 7.009      $10.125         641
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.167         489
                                 2005       $10.167      $11.387         457
                                 2006       $11.387      $13.289         251
                                 2007       $13.289      $17.362         210
                                 2008       $17.362      $ 9.322       3,809
                                 2009       $ 9.322      $13.781       2,843
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.574         480
                                 2005       $10.574      $11.363       2,158
                                 2006       $11.363      $12.250       1,917
                                 2007       $12.250      $15.774       1,484
                                 2008       $15.774      $ 6.426       3,684
                                 2009       $ 6.426      $ 9.538       2,991
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.165           0
                                 2005       $10.165      $10.349           0
                                 2006       $10.349      $10.878           0
                                 2007       $10.878      $12.289           0
                                 2008       $12.289      $ 8.571       2,210
                                 2009       $ 8.571      $10.826       2,210
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.332           0
                                 2005       $11.332      $12.968       4,671
                                 2006       $12.968      $14.176       8,263
                                 2007       $14.176      $16.312       7,188
                                 2008       $16.312      $ 9.170      19,287
                                 2009       $ 9.170      $12.186       8,927
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.785           0
                                 2005       $10.785      $11.170         160
                                 2006       $11.170      $13.143         154
                                 2007       $13.143      $13.056         157
                                 2008       $13.056      $ 7.324      11,541
                                 2009       $ 7.324      $ 9.332       3,214

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.759           0
                                 2005       $ 9.759      $10.101         130
                                 2006       $10.101      $10.561         129
                                 2007       $10.561      $13.121         129
                                 2008       $13.121      $ 6.782       4,991
                                 2009       $ 6.782      $ 8.514       2,528
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.614           0
                                 2005       $10.614      $10.887       4,618
                                 2006       $10.887      $12.330       7,027
                                 2007       $12.330      $12.721       6,963
                                 2008       $12.721      $ 7.842      23,853
                                 2009       $ 7.842      $ 9.716      15,967
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.163           0
                                 2005       $10.163      $10.160       2,708
                                 2006       $10.160      $10.380       3,061
                                 2007       $10.380      $10.597       2,975
                                 2008       $10.597      $10.036       7,293
                                 2009       $10.036      $11.368       5,296
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.915           0
                                 2005       $ 9.915      $ 9.997       7,896
                                 2006       $ 9.997      $10.261       8,120
                                 2007       $10.261      $10.564       7,070
                                 2008       $10.564      $10.650      22,428
                                 2009       $10.650      $10.497      13,102
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.876           0
                                 2005       $10.876      $12.674          37
                                 2006       $12.674      $14.643          37
                                 2007       $14.643      $16.813          37
                                 2008       $16.813      $ 9.243       5,779
                                 2009       $ 9.243      $11.445       4,512
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.571           0
                                 2005       $10.571      $11.165       1,752
                                 2006       $11.165      $12.094       3,160
                                 2007       $12.094      $13.084       3,133
                                 2008       $13.084      $10.774       4,946
                                 2009       $10.774      $13.273       5,609

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.259           0
                                 2005       $11.259      $11.735           0
                                 2006       $11.735      $13.592         137
                                 2007       $13.592      $15.766         136
                                 2008       $15.766      $14.811           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.432           0
                                 2005       $11.432      $12.624           0
                                 2006       $12.624      $13.514           0
                                 2007       $13.514      $18.112           0
                                 2008       $18.112      $ 9.895       2,499
                                 2009       $ 9.895      $14.173       1,280
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.245           0
                                 2005       $11.245      $12.136       5,083
                                 2006       $12.136      $13.700       6,900
                                 2007       $13.700      $14.402       6,759
                                 2008       $14.402      $10.187      15,614
                                 2009       $10.187      $13.283       9,872
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.281         440
                                 2005       $11.281      $12.275         426
                                 2006       $12.275      $13.340         252
                                 2007       $13.340      $13.887         261
                                 2008       $13.887      $ 8.686       3,021
                                 2009       $ 8.686      $10.443       1,174
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.933           0
                                 2006       $10.933      $13.071         146
                                 2007       $13.071      $12.038         145
                                 2008       $12.038      $ 7.567         427
                                 2009       $ 7.567      $ 7.159           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.272           0
                                 2005       $10.272      $10.452           0
                                 2006       $10.452      $12.087           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.816       2,332
                                 2005       $10.816      $10.987       5,565
                                 2006       $10.987      $11.894       5,516
                                 2007       $11.894      $11.628       5,382
                                 2008       $11.628      $ 7.884      10,288
                                 2009       $ 7.884      $11.977       7,854
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.368           0
                                 2005       $10.368      $10.776           0
                                 2006       $10.776      $12.448           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.598           0
                                 2005       $10.598      $10.610         127
                                 2006       $10.610      $11.449         287
                                 2007       $11.449      $11.403         289
                                 2008       $11.403      $ 7.980       1,699
                                 2009       $ 7.980      $11.369         401
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.418           0
                                 2005       $10.418      $10.653           0
                                 2006       $10.653      $11.214           0
                                 2007       $11.214      $12.213           0
                                 2008       $12.213      $ 7.550       7,287
                                 2009       $ 7.550      $10.302       6,634
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.755       2,449
                                 2005       $10.755      $11.292       2,901
                                 2006       $11.292      $12.484       2,626
                                 2007       $12.484      $13.474       2,504
                                 2008       $13.474      $ 8.823       2,154
                                 2009       $ 8.823      $10.954       2,472
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.894           0
                                 2005       $ 9.894      $10.195           0
                                 2006       $10.195      $11.295           0
                                 2007       $11.295      $11.329           0
                                 2008       $11.329      $ 6.721           0
                                 2009       $ 6.721      $10.742         760
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.729       1,196
                                 2005       $10.729      $10.799       1,685
                                 2006       $10.799      $11.826       1,550
                                 2007       $11.826      $12.056       1,492
                                 2008       $12.056      $ 9.187       5,971
                                 2009       $ 9.187      $10.610       2,013

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.118           0
                                 2005       $11.118      $11.613         180
                                 2006       $11.613      $13.729         180
                                 2007       $13.729      $14.489          33
                                 2008       $14.489      $ 9.560       3,261
                                 2009       $ 9.560      $11.484         460
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.679           0
                                 2006       $11.679      $11.767           0
                                 2007       $11.767      $12.239           0
                                 2008       $12.239      $ 6.098       1,169
                                 2009       $ 6.098      $ 7.911         933
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.333       1,200
                                 2005       $11.333      $12.681       1,513
                                 2006       $12.681      $14.601       1,378
                                 2007       $14.601      $15.193       1,243
                                 2008       $15.193      $ 8.893       7,844
                                 2009       $ 8.893      $12.157       2,670
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.266         445
                                 2005       $11.266      $12.127         928
                                 2006       $12.127      $13.641         727
                                 2007       $13.641      $13.194         325
                                 2008       $13.194      $ 8.024       6,461
                                 2009       $ 8.024      $10.775       5,119
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.329           0
                                 2005       $10.329      $10.655       1,046
                                 2006       $10.655      $10.682       1,117
                                 2007       $10.682      $10.859           0
                                 2008       $10.859      $10.399       5,554
                                 2009       $10.399      $11.796       3,818
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.908           0
                                 2005       $ 9.908      $ 9.989         290
                                 2006       $ 9.989      $10.253         474
                                 2007       $10.253      $10.548         415
                                 2008       $10.548      $10.580         684
                                 2009       $10.580      $10.391       1,236

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.542           0
                                 2005       $10.542      $10.558         510
                                 2006       $10.558      $10.432         552
                                 2007       $10.432      $11.325         459
                                 2008       $11.325      $10.328       9,728
                                 2009       $10.328      $11.995       4,357
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.231       2,885
                                 2005       $10.231      $10.282       6,564
                                 2006       $10.282      $10.476       6,271
                                 2007       $10.476      $11.177       4,775
                                 2008       $11.177      $11.493      11,281
                                 2009       $11.493      $12.861       7,052
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.765         458
                                 2005       $10.765      $10.850       2,698
                                 2006       $10.850      $11.794       3,829
                                 2007       $11.794      $11.055       4,052
                                 2008       $11.055      $ 7.463       8,555
                                 2009       $ 7.463      $ 7.188           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.172         449
                                 2005       $11.172      $10.464         506
                                 2006       $10.464      $11.433         297
                                 2007       $11.433      $11.924         296
                                 2008       $11.924      $10.771           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.545           0
                                 2005       $10.545      $11.764           0
                                 2006       $11.764      $12.855           0
                                 2007       $12.855      $15.478           0
                                 2008       $15.478      $ 8.998       1,797
                                 2009       $ 8.998      $11.236         474
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.437           0
                                 2005       $10.437      $10.816         576
                                 2006       $10.816      $11.601         577
                                 2007       $11.601      $12.801         238
                                 2008       $12.801      $ 7.201       9,033
                                 2009       $ 7.201      $10.017       7,721

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.050           0
                                 2005       $11.050      $11.241         555
                                 2006       $11.241      $13.085         545
                                 2007       $13.085      $13.223         321
                                 2008       $13.223      $ 8.267      13,567
                                 2009       $ 8.267      $10.158      10,548
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.867           0
                                 2005       $ 9.867      $ 9.700           0
                                 2006       $ 9.700      $10.340           0
                                 2007       $10.340      $10.553           0
                                 2008       $10.553      $ 8.997           0
                                 2009       $ 8.997      $10.050           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.044           0
                                 2005       $12.044      $15.597           0
                                 2006       $15.597      $21.344           0
                                 2007       $21.344      $28.812           0
                                 2008       $28.812      $ 9.954       1,194
                                 2009       $ 9.954      $20.818       2,799
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.392           0
                                 2005       $12.392      $18.439           0
                                 2006       $18.439      $22.520           0
                                 2007       $22.520      $32.110           0
                                 2008       $32.110      $16.970       2,758
                                 2009       $16.970      $26.225       2,889
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.055         452
                                 2005       $11.055      $12.051         429
                                 2006       $12.051      $12.405         265
                                 2007       $12.405      $14.309         251
                                 2008       $14.309      $ 7.463         304
                                 2009       $ 7.463      $11.448         258
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.136           0
                                 2005       $10.136      $10.269       2,303
                                 2006       $10.269      $10.388       4,008
                                 2007       $10.388      $10.904       3,888
                                 2008       $10.904      $10.859       3,318
                                 2009       $10.859      $10.744       3,523

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.027         455
                                 2005       $11.027      $11.869         679
                                 2006       $11.869      $13.504         483
                                 2007       $13.504      $13.581         498
                                 2008       $13.581      $ 9.031       7,108
                                 2009       $ 9.031      $10.996       7,229
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.330           0
                                 2005       $10.330      $11.703          80
                                 2006       $11.703      $11.919          86
                                 2007       $11.919      $14.224          74
                                 2008       $14.224      $ 7.068         104
                                 2009       $ 7.068      $11.451          79
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.788           0
                                 2005       $12.788      $14.647       3,002
                                 2006       $14.647      $19.782       3,080
                                 2007       $19.782      $16.053       3,529
                                 2008       $16.053      $ 9.754      11,287
                                 2009       $ 9.754      $12.295       5,378
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.473           0
                                 2008       $ 9.473      $ 5.893           0
                                 2009       $ 5.893      $ 7.479           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.712           0
                                 2008       $ 9.712      $ 6.133           0
                                 2009       $ 6.133      $ 7.491           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.882       1,065
                                 2009       $ 6.882      $12.090         877



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.686           0
                                 2005       $10.686      $11.047           0
                                 2006       $11.047      $12.234           0
                                 2007       $12.234      $12.157           0
                                 2008       $12.157      $ 5.733           0
                                 2009       $ 5.733      $ 8.305           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.246           0
                                 2005       $10.246      $10.909           0
                                 2006       $10.909      $11.344           0
                                 2007       $11.344      $12.427           0
                                 2008       $12.427      $ 6.990           0
                                 2009       $ 6.990      $ 8.274           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.756           0
                                 2007       $10.756      $11.376           0
                                 2008       $11.376      $ 7.772           0
                                 2009       $ 7.772      $ 9.752           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.928           0
                                 2005       $10.928      $11.494           0
                                 2006       $11.494      $12.508           0
                                 2007       $12.508      $13.402           0
                                 2008       $13.402      $ 9.371       4,243
                                 2009       $ 9.371      $11.932       3,223

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.047           0
                                 2005       $10.047      $11.006           0
                                 2006       $11.006      $11.321           0
                                 2007       $11.321      $13.278           0
                                 2008       $13.278      $ 6.991           0
                                 2009       $ 6.991      $10.094           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.163           0
                                 2005       $10.163      $11.375           0
                                 2006       $11.375      $13.269           0
                                 2007       $13.269      $17.328           0
                                 2008       $17.328      $ 9.299           0
                                 2009       $ 9.299      $13.739           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.569           0
                                 2005       $10.569      $11.352           0
                                 2006       $11.352      $12.232           0
                                 2007       $12.232      $15.742           0
                                 2008       $15.742      $ 6.410         818
                                 2009       $ 6.410      $ 9.510         818
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.160           0
                                 2005       $10.160      $10.339           0
                                 2006       $10.339      $10.862           0
                                 2007       $10.862      $12.265           0
                                 2008       $12.265      $ 8.549       1,449
                                 2009       $ 8.549      $10.793       1,277
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.326           0
                                 2005       $11.326      $12.955           0
                                 2006       $12.955      $14.155           0
                                 2007       $14.155      $16.279           0
                                 2008       $16.279      $ 9.147       3,454
                                 2009       $ 9.147      $12.150       1,769
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.780           0
                                 2005       $10.780      $11.160           0
                                 2006       $11.160      $13.123           0
                                 2007       $13.123      $13.030           0
                                 2008       $13.030      $ 7.306      13,790
                                 2009       $ 7.306      $ 9.304       9,851

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.754           0
                                 2005       $ 9.754      $10.091           0
                                 2006       $10.091      $10.545           0
                                 2007       $10.545      $13.095           0
                                 2008       $13.095      $ 6.765       1,405
                                 2009       $ 6.765      $ 8.488           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.609           0
                                 2005       $10.609      $10.877           0
                                 2006       $10.877      $12.312           0
                                 2007       $12.312      $12.696           0
                                 2008       $12.696      $ 7.822       3,478
                                 2009       $ 7.822      $ 9.687       3,295
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.159           0
                                 2005       $10.159      $10.150           0
                                 2006       $10.150      $10.364           0
                                 2007       $10.364      $10.576           0
                                 2008       $10.576      $10.011      12,178
                                 2009       $10.011      $11.334      12,284
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.910           0
                                 2005       $ 9.910      $ 9.987           0
                                 2006       $ 9.987      $10.245           0
                                 2007       $10.245      $10.543           0
                                 2008       $10.543      $10.623      65,486
                                 2009       $10.623      $10.465      67,465
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.871           0
                                 2005       $10.871      $12.661           0
                                 2006       $12.661      $14.622           0
                                 2007       $14.622      $16.780           0
                                 2008       $16.780      $ 9.220       4,501
                                 2009       $ 9.220      $11.410       2,609
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.566           0
                                 2005       $10.566      $11.154           0
                                 2006       $11.154      $12.077           0
                                 2007       $12.077      $13.058           0
                                 2008       $13.058      $10.747       1,150
                                 2009       $10.747      $13.233       1,042

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.254           0
                                 2005       $11.254      $11.724           0
                                 2006       $11.724      $13.572           0
                                 2007       $13.572      $15.735           0
                                 2008       $15.735      $14.779           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.427           0
                                 2005       $11.427      $12.612           0
                                 2006       $12.612      $13.494           0
                                 2007       $13.494      $18.076           0
                                 2008       $18.076      $ 9.870           0
                                 2009       $ 9.870      $14.131           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.240           0
                                 2005       $11.240      $12.124           0
                                 2006       $12.124      $13.679           0
                                 2007       $13.679      $14.373           0
                                 2008       $14.373      $10.161       6,136
                                 2009       $10.161      $13.243       4,254
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.276           0
                                 2005       $11.276      $12.263           0
                                 2006       $12.263      $13.320           0
                                 2007       $13.320      $13.860           0
                                 2008       $13.860      $ 8.664       1,774
                                 2009       $ 8.664      $10.411         211
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.929           0
                                 2006       $10.929      $13.060           0
                                 2007       $13.060      $12.021           0
                                 2008       $12.021      $ 7.553           0
                                 2009       $ 7.553      $ 7.144           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.267           0
                                 2005       $10.267      $10.442           0
                                 2006       $10.442      $12.069           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.811           0
                                 2005       $10.811      $10.976           0
                                 2006       $10.976      $11.876           0
                                 2007       $11.876      $11.605           0
                                 2008       $11.605      $ 7.864      14,736
                                 2009       $ 7.864      $11.941      13,067
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.364           0
                                 2005       $10.364      $10.766           0
                                 2006       $10.766      $12.430           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.593           0
                                 2005       $10.593      $10.600           0
                                 2006       $10.600      $11.432           0
                                 2007       $11.432      $11.381           0
                                 2008       $11.381      $ 7.960           0
                                 2009       $ 7.960      $11.335           0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.413           0
                                 2005       $10.413      $10.642           0
                                 2006       $10.642      $11.198           0
                                 2007       $11.198      $12.189           0
                                 2008       $12.189      $ 7.531         253
                                 2009       $ 7.531      $10.271         253
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.750           0
                                 2005       $10.750      $11.281           0
                                 2006       $11.281      $12.466           0
                                 2007       $12.466      $13.448           0
                                 2008       $13.448      $ 8.801           0
                                 2009       $ 8.801      $10.921           0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.890           0
                                 2005       $ 9.890      $10.185           0
                                 2006       $10.185      $11.278           0
                                 2007       $11.278      $11.306           0
                                 2008       $11.306      $ 6.704           0
                                 2009       $ 6.704      $10.710           0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.724           0
                                 2005       $10.724      $10.788           0
                                 2006       $10.788      $11.808           0
                                 2007       $11.808      $12.032           0
                                 2008       $12.032      $ 9.164       2,383
                                 2009       $ 9.164      $10.578       1,300

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.113           0
                                 2005       $11.113      $11.602           0
                                 2006       $11.602      $13.709           0
                                 2007       $13.709      $14.461           0
                                 2008       $14.461      $ 9.536           0
                                 2009       $ 9.536      $11.449           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.675           0
                                 2006       $11.675      $11.757           0
                                 2007       $11.757      $12.222           0
                                 2008       $12.222      $ 6.086           0
                                 2009       $ 6.086      $ 7.893           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.327           0
                                 2005       $11.327      $12.669           0
                                 2006       $12.669      $14.579           0
                                 2007       $14.579      $15.163           0
                                 2008       $15.163      $ 8.871       4,442
                                 2009       $ 8.871      $12.121       4,442
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.261           0
                                 2005       $11.261      $12.115           0
                                 2006       $12.115      $13.620           0
                                 2007       $13.620      $13.167           0
                                 2008       $13.167      $ 8.004       4,623
                                 2009       $ 8.004      $10.742       4,623
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.324           0
                                 2005       $10.324      $10.645           0
                                 2006       $10.645      $10.666           0
                                 2007       $10.666      $10.837           0
                                 2008       $10.837      $10.373         243
                                 2009       $10.373      $11.760         243
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.904           0
                                 2005       $ 9.904      $ 9.980           0
                                 2006       $ 9.980      $10.237           0
                                 2007       $10.237      $10.527           0
                                 2008       $10.527      $10.554           0
                                 2009       $10.554      $10.360         168

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.538           0
                                 2005       $10.538      $10.548           0
                                 2006       $10.548      $10.416           0
                                 2007       $10.416      $11.303           0
                                 2008       $11.303      $10.302       6,163
                                 2009       $10.302      $11.959       5,258
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.226           0
                                 2005       $10.226      $10.272           0
                                 2006       $10.272      $10.460           0
                                 2007       $10.460      $11.154           0
                                 2008       $11.154      $11.464      16,322
                                 2009       $11.464      $12.822      22,266
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.761           0
                                 2005       $10.761      $10.840           0
                                 2006       $10.840      $11.778           0
                                 2007       $11.778      $11.034           0
                                 2008       $11.034      $ 7.446         246
                                 2009       $ 7.446      $ 7.170           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.167           0
                                 2005       $11.167      $10.454           0
                                 2006       $10.454      $11.416           0
                                 2007       $11.416      $11.900           0
                                 2008       $11.900      $10.750           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.540           0
                                 2005       $10.540      $11.752       4,156
                                 2006       $11.752      $12.836       3,993
                                 2007       $12.836      $15.447       3,725
                                 2008       $15.447      $ 8.975       4,744
                                 2009       $ 8.975      $11.203       1,054
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.432           0
                                 2005       $10.432      $10.806           0
                                 2006       $10.806      $11.584           0
                                 2007       $11.584      $12.775           0
                                 2008       $12.775      $ 7.183       3,495
                                 2009       $ 7.183      $ 9.987       3,494

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.045           0
                                 2005       $11.045      $11.230           0
                                 2006       $11.230      $13.065           0
                                 2007       $13.065      $13.197           0
                                 2008       $13.197      $ 8.247       6,961
                                 2009       $ 8.247      $10.128       5,804
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.863           0
                                 2005       $ 9.863      $ 9.690           0
                                 2006       $ 9.690      $10.324           0
                                 2007       $10.324      $10.532           0
                                 2008       $10.532      $ 8.974           0
                                 2009       $ 8.974      $10.020           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.039           0
                                 2005       $12.039      $15.582           0
                                 2006       $15.582      $21.313           0
                                 2007       $21.313      $28.755           0
                                 2008       $28.755      $ 9.929           0
                                 2009       $ 9.929      $20.755           0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.386           0
                                 2005       $12.386      $18.421           0
                                 2006       $18.421      $22.487           0
                                 2007       $22.487      $32.046           0
                                 2008       $32.046      $16.927           0
                                 2009       $16.927      $26.146           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.050           0
                                 2005       $11.050      $12.039           0
                                 2006       $12.039      $12.386           0
                                 2007       $12.386      $14.281           0
                                 2008       $14.281      $ 7.444           0
                                 2009       $ 7.444      $11.414           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.131           0
                                 2005       $10.131      $10.259           0
                                 2006       $10.259      $10.372           0
                                 2007       $10.372      $10.883           0
                                 2008       $10.883      $10.832       2,258
                                 2009       $10.832      $10.712       2,578

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.022           0
                                 2005       $11.022      $11.858           0
                                 2006       $11.858      $13.484           0
                                 2007       $13.484      $13.554           0
                                 2008       $13.554      $ 9.009       8,879
                                 2009       $ 9.009      $10.963       8,878
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.325           0
                                 2005       $10.325      $11.692           0
                                 2006       $11.692      $11.902           0
                                 2007       $11.902      $14.196           0
                                 2008       $14.196      $ 7.050           0
                                 2009       $ 7.050      $11.416           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.782           0
                                 2005       $12.782      $14.633           0
                                 2006       $14.633      $19.753           0
                                 2007       $19.753      $16.021           0
                                 2008       $16.021      $ 9.730      19,497
                                 2009       $ 9.730      $12.258      17,179
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.469           0
                                 2008       $ 9.469      $ 5.888       1,614
                                 2009       $ 5.888      $ 7.469           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.708           0
                                 2008       $ 9.708      $ 6.128       2,118
                                 2009       $ 6.128      $ 7.480       2,118
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.865       1,365
                                 2009       $ 6.865      $12.053       1,181



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.676           0
                                 2005       $10.676      $11.025           0
                                 2006       $11.025      $12.197           0
                                 2007       $12.197      $12.109           0
                                 2008       $12.109      $ 5.704      12,250
                                 2009       $ 5.704      $ 8.255       6,812
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.236           0
                                 2005       $10.236      $10.887           0
                                 2006       $10.887      $11.311           0
                                 2007       $11.311      $12.377           0
                                 2008       $12.377      $ 6.956         778
                                 2009       $ 6.956      $ 8.224         764
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.748           0
                                 2007       $10.748      $11.356           0
                                 2008       $11.356      $ 7.750         699
                                 2009       $ 7.750      $ 9.716         575
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.918           0
                                 2005       $10.918      $11.472         908
                                 2006       $11.472      $12.471       1,223
                                 2007       $12.471      $13.348       1,118
                                 2008       $13.348      $ 9.325      16,857
                                 2009       $ 9.325      $11.860      15,391

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.037           0
                                 2005       $10.037      $10.984           0
                                 2006       $10.984      $11.287           0
                                 2007       $11.287      $13.225           0
                                 2008       $13.225      $ 6.957       3,946
                                 2009       $ 6.957      $10.034         874
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.153           0
                                 2005       $10.153      $11.353           0
                                 2006       $11.353      $13.230           0
                                 2007       $13.230      $17.259           0
                                 2008       $17.259      $ 9.253       4,939
                                 2009       $ 9.253      $13.657       2,028
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.559           0
                                 2005       $10.559      $11.330         560
                                 2006       $11.330      $12.196         560
                                 2007       $12.196      $15.680         560
                                 2008       $15.680      $ 6.378       7,069
                                 2009       $ 6.378      $ 9.452       7,168
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.151           0
                                 2005       $10.151      $10.319           0
                                 2006       $10.319      $10.829           0
                                 2007       $10.829      $12.216           0
                                 2008       $12.216      $ 8.506      10,597
                                 2009       $ 8.506      $10.728       7,371
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.316           0
                                 2005       $11.316      $12.930       1,012
                                 2006       $12.930      $14.113       2,092
                                 2007       $14.113      $16.214       1,893
                                 2008       $16.214      $ 9.101      28,684
                                 2009       $ 9.101      $12.077      21,642
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.770           0
                                 2005       $10.770      $11.138           0
                                 2006       $11.138      $13.084           0
                                 2007       $13.084      $12.978           0
                                 2008       $12.978      $ 7.269      14,731
                                 2009       $ 7.269      $ 9.248      12,029

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.745           0
                                 2005       $ 9.745      $10.071           0
                                 2006       $10.071      $10.514           0
                                 2007       $10.514      $13.043           0
                                 2008       $13.043      $ 6.731      16,962
                                 2009       $ 6.731      $ 8.437      14,390
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.599           0
                                 2005       $10.599      $10.855         960
                                 2006       $10.855      $12.275         932
                                 2007       $12.275      $12.645         898
                                 2008       $12.645      $ 7.783      23,795
                                 2009       $ 7.783      $ 9.629      21,289
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.149           0
                                 2005       $10.149      $10.130         514
                                 2006       $10.130      $10.334         923
                                 2007       $10.334      $10.534         878
                                 2008       $10.534      $ 9.961      18,708
                                 2009       $ 9.961      $11.266      15,260
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.901           0
                                 2005       $ 9.901      $ 9.968       2,346
                                 2006       $ 9.968      $10.215       3,989
                                 2007       $10.215      $10.501       3,779
                                 2008       $10.501      $10.570      20,703
                                 2009       $10.570      $10.403      22,027
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.861           0
                                 2005       $10.861      $12.637           0
                                 2006       $12.637      $14.579           0
                                 2007       $14.579      $16.713           0
                                 2008       $16.713      $ 9.174      11,572
                                 2009       $ 9.174      $11.341      10,646
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.556           0
                                 2005       $10.556      $11.133           0
                                 2006       $11.133      $12.041           0
                                 2007       $12.041      $13.006           0
                                 2008       $13.006      $10.693       3,192
                                 2009       $10.693      $13.154       6,741

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.244           0
                                 2005       $11.244      $11.701           0
                                 2006       $11.701      $13.532           0
                                 2007       $13.532      $15.672           0
                                 2008       $15.672      $14.715           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.417           0
                                 2005       $11.417      $12.587           0
                                 2006       $12.587      $13.454           0
                                 2007       $13.454      $18.004           0
                                 2008       $18.004      $ 9.821      13,194
                                 2009       $ 9.821      $14.046       8,055
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.230           0
                                 2005       $11.230      $12.101         861
                                 2006       $12.101      $13.639       1,119
                                 2007       $13.639      $14.316       1,043
                                 2008       $14.316      $10.110      13,049
                                 2009       $10.110      $13.163       9,890
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.266           0
                                 2005       $11.266      $12.240           0
                                 2006       $12.240      $13.281           0
                                 2007       $13.281      $13.804           0
                                 2008       $13.804      $ 8.621      12,292
                                 2009       $ 8.621      $10.349      10,291
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.921           0
                                 2006       $10.921      $13.038           0
                                 2007       $13.038      $11.989           0
                                 2008       $11.989      $ 7.525       4,642
                                 2009       $ 7.525      $ 7.115           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.258           0
                                 2005       $10.258      $10.422           0
                                 2006       $10.422      $12.033           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.801           0
                                 2005       $10.801      $10.955       1,975
                                 2006       $10.955      $11.841       2,642
                                 2007       $11.841      $11.559       2,641
                                 2008       $11.559      $ 7.825      16,131
                                 2009       $ 7.825      $11.869      12,323
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.354           0
                                 2005       $10.354      $10.745           0
                                 2006       $10.745      $12.393           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.583           0
                                 2005       $10.583      $10.579           0
                                 2006       $10.579      $11.398         334
                                 2007       $11.398      $11.335         315
                                 2008       $11.335      $ 7.921      11,168
                                 2009       $ 7.921      $11.267       9,015
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.404           0
                                 2005       $10.404      $10.622           0
                                 2006       $10.622      $11.165           0
                                 2007       $11.165      $12.140           0
                                 2008       $12.140      $ 7.493       4,412
                                 2009       $ 7.493      $10.209       2,701
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.740           0
                                 2005       $10.740      $11.259           0
                                 2006       $11.259      $12.429           0
                                 2007       $12.429      $13.394           0
                                 2008       $13.394      $ 8.757       5,233
                                 2009       $ 8.757      $10.855       4,087
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.880           0
                                 2005       $ 9.880      $10.165           0
                                 2006       $10.165      $11.245           0
                                 2007       $11.245      $11.261           0
                                 2008       $11.261      $ 6.671       6,557
                                 2009       $ 6.671      $10.645       5,377
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.714           0
                                 2005       $10.714      $10.767           0
                                 2006       $10.767      $11.773           0
                                 2007       $11.773      $11.984           0
                                 2008       $11.984      $ 9.118      18,184
                                 2009       $ 9.118      $10.514      16,873

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.103           0
                                 2005       $11.103      $11.579       1,053
                                 2006       $11.579      $13.668       1,053
                                 2007       $13.668      $14.403       1,053
                                 2008       $14.403      $ 9.488       4,064
                                 2009       $ 9.488      $11.380       2,246
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.667           0
                                 2006       $11.667      $11.737           0
                                 2007       $11.737      $12.189           0
                                 2008       $12.189      $ 6.063           0
                                 2009       $ 6.063      $ 7.855           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.317           0
                                 2005       $11.317      $12.644         523
                                 2006       $12.644      $14.536         523
                                 2007       $14.536      $15.102         523
                                 2008       $15.102      $ 8.826      20,906
                                 2009       $ 8.826      $12.048      17,303
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.250           0
                                 2005       $11.250      $12.091         528
                                 2006       $12.091      $13.580         528
                                 2007       $13.580      $13.115         528
                                 2008       $13.115      $ 7.964      18,816
                                 2009       $ 7.964      $10.678      15,659
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.315           0
                                 2005       $10.315      $10.624           0
                                 2006       $10.624      $10.635           0
                                 2007       $10.635      $10.794           0
                                 2008       $10.794      $10.321      11,021
                                 2009       $10.321      $11.690       6,222
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.895           0
                                 2005       $ 9.895      $ 9.960         358
                                 2006       $ 9.960      $10.207         355
                                 2007       $10.207      $10.485         352
                                 2008       $10.485      $10.501      25,951
                                 2009       $10.501      $10.298      21,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.528            0
                                 2005       $10.528      $10.528          478
                                 2006       $10.528      $10.385          478
                                 2007       $10.385      $11.258          478
                                 2008       $11.258      $10.251      121,212
                                 2009       $10.251      $11.887      109,743
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.216            0
                                 2005       $10.216      $10.252        2,375
                                 2006       $10.252      $10.429        2,781
                                 2007       $10.429      $11.110        2,700
                                 2008       $11.110      $11.407       69,955
                                 2009       $11.407      $12.745       64,059
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.754            0
                                 2005       $10.754      $10.822            0
                                 2006       $10.822      $11.746            0
                                 2007       $11.746      $10.993            0
                                 2008       $10.993      $ 7.410        2,774
                                 2009       $ 7.410      $ 7.133            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.156            0
                                 2005       $11.156      $10.433            0
                                 2006       $10.433      $11.382            0
                                 2007       $11.382      $11.853            0
                                 2008       $11.853      $10.706            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.530            0
                                 2005       $10.530      $11.730            0
                                 2006       $11.730      $12.798            0
                                 2007       $12.798      $15.385            0
                                 2008       $15.385      $ 8.931        1,114
                                 2009       $ 8.931      $11.135        1,695
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.422            0
                                 2005       $10.422      $10.785        2,248
                                 2006       $10.785      $11.550        2,248
                                 2007       $11.550      $12.725        2,248
                                 2008       $12.725      $ 7.148       19,376
                                 2009       $ 7.148      $ 9.927       13,870

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.034           0
                                 2005       $11.034      $11.208       1,617
                                 2006       $11.208      $13.026       1,617
                                 2007       $13.026      $13.145       1,617
                                 2008       $13.145      $ 8.206      36,500
                                 2009       $ 8.206      $10.067      27,840
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.853           0
                                 2005       $ 9.853      $ 9.672           0
                                 2006       $ 9.672      $10.294           0
                                 2007       $10.294      $10.490           0
                                 2008       $10.490      $ 8.929       1,438
                                 2009       $ 8.929      $ 9.959         661
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.027           0
                                 2005       $12.027      $15.552           0
                                 2006       $15.552      $21.250           0
                                 2007       $21.250      $28.641           0
                                 2008       $28.641      $ 9.880       4,980
                                 2009       $ 9.880      $20.630       2,624
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.375           0
                                 2005       $12.375      $18.385           0
                                 2006       $18.385      $22.421           0
                                 2007       $22.421      $31.918           0
                                 2008       $31.918      $16.843      10,186
                                 2009       $16.843      $25.989       9,994
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.040           0
                                 2005       $11.040      $12.016           0
                                 2006       $12.016      $12.350           0
                                 2007       $12.350      $14.224           0
                                 2008       $14.224      $ 7.407       1,437
                                 2009       $ 7.407      $11.345         874
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.122           0
                                 2005       $10.122      $10.239       1,017
                                 2006       $10.239      $10.342       1,475
                                 2007       $10.342      $10.839       1,377
                                 2008       $10.839      $10.778       5,873
                                 2009       $10.778      $10.648       9,644

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.011           0
                                 2005       $11.011      $11.835           0
                                 2006       $11.835      $13.445           0
                                 2007       $13.445      $13.500           0
                                 2008       $13.500      $ 8.964      17,848
                                 2009       $ 8.964      $10.897      15,212
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.316           0
                                 2005       $10.316      $11.669           0
                                 2006       $11.669      $11.866           0
                                 2007       $11.866      $14.140           0
                                 2008       $14.140      $ 7.015       2,023
                                 2009       $ 7.015      $11.347       2,446
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.770           0
                                 2005       $12.770      $14.604       1,070
                                 2006       $14.604      $19.695       1,646
                                 2007       $19.695      $15.957       1,963
                                 2008       $15.957      $ 9.681      24,317
                                 2009       $ 9.681      $12.184      20,226
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.463           0
                                 2008       $ 9.463      $ 5.878         448
                                 2009       $ 5.878      $ 7.448       3,641
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.702           0
                                 2008       $ 9.702      $ 6.117       7,386
                                 2009       $ 6.117      $ 7.460       7,097
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.830       1,406
                                 2009       $ 6.830      $11.981       1,360



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.671          28
                                 2005       $10.671      $11.014         307
                                 2006       $11.014      $12.179         329
                                 2007       $12.179      $12.085         336
                                 2008       $12.085      $ 5.690       5,172
                                 2009       $ 5.690      $ 8.230       4,860
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.232           0
                                 2005       $10.232      $10.877         116
                                 2006       $10.877      $11.294         116
                                 2007       $11.294      $12.353         116
                                 2008       $12.353      $ 6.938         142
                                 2009       $ 6.938      $ 8.200         142
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.745         714
                                 2007       $10.745      $11.347          14
                                 2008       $11.347      $ 7.740       4,163
                                 2009       $ 7.740      $ 9.698       3,963
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.913           0
                                 2005       $10.913      $11.461           0
                                 2006       $11.461      $12.453         379
                                 2007       $12.453      $13.322           5
                                 2008       $13.322      $ 9.301       5,011
                                 2009       $ 9.301      $11.824       3,173

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.033           0
                                 2005       $10.033      $10.974           6
                                 2006       $10.974      $11.270           8
                                 2007       $11.270      $13.199          12
                                 2008       $13.199      $ 6.939       1,813
                                 2009       $ 6.939      $10.003         271
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.148           0
                                 2005       $10.148      $11.342          10
                                 2006       $11.342      $13.210          31
                                 2007       $13.210      $17.224          66
                                 2008       $17.224      $ 9.229       2,212
                                 2009       $ 9.229      $13.616       1,983
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.554           0
                                 2005       $10.554      $11.319           9
                                 2006       $11.319      $12.177          32
                                 2007       $12.177      $15.648          71
                                 2008       $15.648      $ 6.362       6,222
                                 2009       $ 6.362      $ 9.424       3,353
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.146          29
                                 2005       $10.146      $10.309          29
                                 2006       $10.309      $10.813          30
                                 2007       $10.813      $12.191          27
                                 2008       $12.191      $ 8.485       5,702
                                 2009       $ 8.485      $10.696       5,339
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.311           0
                                 2005       $11.311      $12.917         430
                                 2006       $12.917      $14.092         636
                                 2007       $14.092      $16.182         665
                                 2008       $16.182      $ 9.079       8,088
                                 2009       $ 9.079      $12.040       5,836
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.765          24
                                 2005       $10.765      $11.127          25
                                 2006       $11.127      $13.065         675
                                 2007       $13.065      $12.952          30
                                 2008       $12.952      $ 7.251       8,265
                                 2009       $ 7.251      $ 9.220       8,091

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.741           0
                                 2005       $ 9.741      $10.062         270
                                 2006       $10.062      $10.498         518
                                 2007       $10.498      $13.016         521
                                 2008       $13.016      $ 6.714       2,303
                                 2009       $ 6.714      $ 8.411       2,571
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.594          43
                                 2005       $10.594      $10.845         536
                                 2006       $10.845      $12.257       1,666
                                 2007       $12.257      $12.620       1,649
                                 2008       $12.620      $ 7.764      12,992
                                 2009       $ 7.764      $ 9.600       8,947
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.145          35
                                 2005       $10.145      $10.120         775
                                 2006       $10.120      $10.318       2,841
                                 2007       $10.318      $10.513       1,211
                                 2008       $10.513      $ 9.936       8,137
                                 2009       $ 9.936      $11.232       6,423
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.896         121
                                 2005       $ 9.896      $ 9.958         987
                                 2006       $ 9.958      $10.200       3,316
                                 2007       $10.200      $10.480       2,476
                                 2008       $10.480      $10.544      32,210
                                 2009       $10.544      $10.371      10,057
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.856           0
                                 2005       $10.856      $12.625         415
                                 2006       $12.625      $14.557       1,880
                                 2007       $14.557      $16.680       1,253
                                 2008       $16.680      $ 9.151       4,791
                                 2009       $ 9.151      $11.307       4,373
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.551           0
                                 2005       $10.551      $11.122           1
                                 2006       $11.122      $12.023           3
                                 2007       $12.023      $12.980           6
                                 2008       $12.980      $10.666       7,141
                                 2009       $10.666      $13.114       5,509

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239           0
                                 2005       $11.239      $11.690           0
                                 2006       $11.690      $13.512           0
                                 2007       $13.512      $15.641           0
                                 2008       $15.641      $14.684           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.411           0
                                 2005       $11.411      $12.575         228
                                 2006       $12.575      $13.434         427
                                 2007       $13.434      $17.968         426
                                 2008       $17.968      $ 9.796         866
                                 2009       $ 9.796      $14.003         620
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.225           0
                                 2005       $11.225      $12.089         488
                                 2006       $12.089      $13.619       1,361
                                 2007       $13.619      $14.287       1,386
                                 2008       $14.287      $10.085       7,350
                                 2009       $10.085      $13.123       5,424
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.260           0
                                 2005       $11.260      $12.228         141
                                 2006       $12.228      $13.261         185
                                 2007       $13.261      $13.777         246
                                 2008       $13.777      $ 8.599         577
                                 2009       $ 8.599      $10.317         366
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.918           0
                                 2006       $10.918      $13.027         244
                                 2007       $13.027      $11.972          79
                                 2008       $11.972      $ 7.511       1,246
                                 2009       $ 7.511      $ 7.100           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.253           0
                                 2005       $10.253      $10.411           1
                                 2006       $10.411      $12.016           1

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.796          60
                                 2005       $10.796      $10.944         333
                                 2006       $10.944      $11.824       1,989
                                 2007       $11.824      $11.536       1,332
                                 2008       $11.536      $ 7.806       5,887
                                 2009       $ 7.806      $11.833       3,715
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.349          29
                                 2005       $10.349      $10.734          28
                                 2006       $10.734      $12.375          26
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.578           0
                                 2005       $10.578      $10.569         111
                                 2006       $10.569      $11.382         111
                                 2007       $11.382      $11.313         111
                                 2008       $11.313      $ 7.901       6,496
                                 2009       $ 7.901      $11.233       5,026
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.399           0
                                 2005       $10.399      $10.611         214
                                 2006       $10.611      $11.148       1,690
                                 2007       $11.148      $12.116       1,582
                                 2008       $12.116      $ 7.475       3,472
                                 2009       $ 7.475      $10.179       3,243
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.735           0
                                 2005       $10.735      $11.248           0
                                 2006       $11.248      $12.411           0
                                 2007       $12.411      $13.367           0
                                 2008       $13.367      $ 8.735         791
                                 2009       $ 8.735      $10.822       1,337
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.876           0
                                 2005       $ 9.876      $10.155           0
                                 2006       $10.155      $11.228           0
                                 2007       $11.228      $11.239           0
                                 2008       $11.239      $ 6.654       1,853
                                 2009       $ 6.654      $10.613       2,483
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.709           0
                                 2005       $10.709      $10.757         501
                                 2006       $10.757      $11.756         529
                                 2007       $11.756      $11.960         534
                                 2008       $11.960      $ 9.095      12,294
                                 2009       $ 9.095      $10.483      10,700

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.097           0
                                 2005       $11.097      $11.568           0
                                 2006       $11.568      $13.648           0
                                 2007       $13.648      $14.374           0
                                 2008       $14.374      $ 9.464       1,222
                                 2009       $ 9.464      $11.346       1,559
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.663           0
                                 2006       $11.663      $11.727           0
                                 2007       $11.727      $12.172           0
                                 2008       $12.172      $ 6.052         684
                                 2009       $ 6.052      $ 7.836         523
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.312           0
                                 2005       $11.312      $12.632           1
                                 2006       $12.632      $14.515           3
                                 2007       $14.515      $15.072           6
                                 2008       $15.072      $ 8.804       5,985
                                 2009       $ 8.804      $12.012       5,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.245           0
                                 2005       $11.245      $12.079          95
                                 2006       $12.079      $13.560         503
                                 2007       $13.560      $13.089         530
                                 2008       $13.089      $ 7.944       5,504
                                 2009       $ 7.944      $10.645       4,884
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.310          35
                                 2005       $10.310      $10.614         142
                                 2006       $10.614      $10.619       1,171
                                 2007       $10.619      $10.772       1,178
                                 2008       $10.772      $10.295       1,059
                                 2009       $10.295      $11.654       1,204
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.890          13
                                 2005       $ 9.890      $ 9.951         392
                                 2006       $ 9.951      $10.192         411
                                 2007       $10.192      $10.464         430
                                 2008       $10.464      $10.475      33,726
                                 2009       $10.475      $10.267      27,652

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.523          34
                                 2005       $10.523      $10.517         501
                                 2006       $10.517      $10.370       1,108
                                 2007       $10.370      $11.235       1,058
                                 2008       $11.235      $10.225       6,340
                                 2009       $10.225      $11.852       6,080
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.212          35
                                 2005       $10.212      $10.242         583
                                 2006       $10.242      $10.414       3,132
                                 2007       $10.414      $11.088         932
                                 2008       $11.088      $11.378       6,794
                                 2009       $11.378      $12.707       6,216
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.750           0
                                 2005       $10.750      $10.813           0
                                 2006       $10.813      $11.730           0
                                 2007       $11.730      $10.973           0
                                 2008       $10.973      $ 7.393         997
                                 2009       $ 7.393      $ 7.115           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.151           0
                                 2005       $11.151      $10.423         123
                                 2006       $10.423      $11.365         124
                                 2007       $11.365      $11.829         128
                                 2008       $11.829      $10.685           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.526           0
                                 2005       $10.526      $11.718           0
                                 2006       $11.718      $12.779           0
                                 2007       $12.779      $15.355           0
                                 2008       $15.355      $ 8.908           1
                                 2009       $ 8.908      $11.102         409
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.417          12
                                 2005       $10.417      $10.774         443
                                 2006       $10.774      $11.533       2,919
                                 2007       $11.533      $12.699       2,176
                                 2008       $12.699      $ 7.130       6,422
                                 2009       $ 7.130      $ 9.897       5,969

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.029          51
                                 2005       $11.029      $11.197         903
                                 2006       $11.197      $13.007       2,594
                                 2007       $13.007      $13.118       2,618
                                 2008       $13.118      $ 8.185      12,005
                                 2009       $ 8.185      $10.036      11,529
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.849           0
                                 2005       $ 9.849      $ 9.662           0
                                 2006       $ 9.662      $10.278           0
                                 2007       $10.278      $10.469           0
                                 2008       $10.469      $ 8.907         697
                                 2009       $ 8.907      $ 9.929           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.022           0
                                 2005       $12.022      $15.536           0
                                 2006       $15.536      $21.218           0
                                 2007       $21.218      $28.584           0
                                 2008       $28.584      $ 9.855       1,602
                                 2009       $ 9.855      $20.568       1,715
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.369           0
                                 2005       $12.369      $18.368           1
                                 2006       $18.368      $22.387           2
                                 2007       $22.387      $31.855           3
                                 2008       $31.855      $16.800       1,461
                                 2009       $16.800      $25.911       1,612
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.035           0
                                 2005       $11.035      $12.004           0
                                 2006       $12.004      $12.331           0
                                 2007       $12.331      $14.196           0
                                 2008       $14.196      $ 7.388         908
                                 2009       $ 7.388      $11.311       1,675
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.117          59
                                 2005       $10.117      $10.229          59
                                 2006       $10.229      $10.326          63
                                 2007       $10.326      $10.818          60
                                 2008       $10.818      $10.751       3,095
                                 2009       $10.751      $10.616       1,679

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.006          27
                                 2005       $11.006      $11.823         425
                                 2006       $11.823      $13.425       1,636
                                 2007       $13.425      $13.473       1,658
                                 2008       $13.473      $ 8.941      10,380
                                 2009       $ 8.941      $10.864      10,965
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.311           0
                                 2005       $10.311      $11.658         114
                                 2006       $11.658      $11.849         114
                                 2007       $11.849      $14.111         114
                                 2008       $14.111      $ 6.997       2,412
                                 2009       $ 6.997      $11.313       2,172
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.764          47
                                 2005       $12.764      $14.590         256
                                 2006       $14.590      $19.666         280
                                 2007       $19.666      $15.925         331
                                 2008       $15.925      $ 9.657       3,507
                                 2009       $ 9.657      $12.148       2,547
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.459           1
                                 2008       $ 9.459      $ 5.873         157
                                 2009       $ 5.873      $ 7.438         131
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.698          33
                                 2008       $ 9.698      $ 6.112          42
                                 2009       $ 6.112      $ 7.450          40
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.813       1,692
                                 2009       $ 6.813      $11.945       1,598



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.691           0
                                 2005       $10.691      $11.057         151
                                 2006       $11.057      $12.252       2,277
                                 2007       $12.252      $12.182       2,546
                                 2008       $12.182      $ 5.747       4,282
                                 2009       $ 5.747      $ 8.330       3,523
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.251           0
                                 2005       $10.251      $10.919           0
                                 2006       $10.919      $11.361           0
                                 2007       $11.361      $12.452           0
                                 2008       $12.452      $ 7.008           0
                                 2009       $ 7.008      $ 8.299           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.759         117
                                 2007       $10.759      $11.385         117
                                 2008       $11.385      $ 7.782         117
                                 2009       $ 7.782      $ 9.771         117
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.933           0
                                 2005       $10.933      $11.505         399
                                 2006       $11.505      $12.527         443
                                 2007       $12.527      $13.428         412
                                 2008       $13.428      $ 9.395       7,139
                                 2009       $ 9.395      $11.968       6,750

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.051           0
                                 2005       $10.051      $11.016           0
                                 2006       $11.016      $11.337          35
                                 2007       $11.337      $13.304          55
                                 2008       $13.304      $ 7.009         736
                                 2009       $ 7.009      $10.125         641
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.167           0
                                 2005       $10.167      $11.387           0
                                 2006       $11.387      $13.289       2,237
                                 2007       $13.289      $17.362           0
                                 2008       $17.362      $ 9.322       3,809
                                 2009       $ 9.322      $13.781       2,843
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.574         687
                                 2005       $10.574      $11.363         684
                                 2006       $11.363      $12.250       4,222
                                 2007       $12.250      $15.774       1,912
                                 2008       $15.774      $ 6.426       3,684
                                 2009       $ 6.426      $ 9.538       2,991
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.165       3,190
                                 2005       $10.165      $10.349       3,243
                                 2006       $10.349      $10.878       2,532
                                 2007       $10.878      $12.289       2,308
                                 2008       $12.289      $ 8.571       2,210
                                 2009       $ 8.571      $10.826       2,210
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.332       6,549
                                 2005       $11.332      $12.968      20,860
                                 2006       $12.968      $14.176      31,703
                                 2007       $14.176      $16.312      27,976
                                 2008       $16.312      $ 9.170      19,287
                                 2009       $ 9.170      $12.186       8,927
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.785      11,943
                                 2005       $10.785      $11.170      11,713
                                 2006       $11.170      $13.143      17,421
                                 2007       $13.143      $13.056      12,146
                                 2008       $13.056      $ 7.324      11,541
                                 2009       $ 7.324      $ 9.332       3,214

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.759         750
                                 2005       $ 9.759      $10.101       1,068
                                 2006       $10.101      $10.561       3,056
                                 2007       $10.561      $13.121       3,011
                                 2008       $13.121      $ 6.782       4,991
                                 2009       $ 6.782      $ 8.514       2,528
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.614       9,000
                                 2005       $10.614      $10.887      27,295
                                 2006       $10.887      $12.330      27,743
                                 2007       $12.330      $12.721      27,122
                                 2008       $12.721      $ 7.842      23,853
                                 2009       $ 7.842      $ 9.716      15,967
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.163         849
                                 2005       $10.163      $10.160       7,157
                                 2006       $10.160      $10.380      10,138
                                 2007       $10.380      $10.597      10,115
                                 2008       $10.597      $10.036       7,293
                                 2009       $10.036      $11.368       5,296
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.915       7,160
                                 2005       $ 9.915      $ 9.997      13,959
                                 2006       $ 9.997      $10.261      50,381
                                 2007       $10.261      $10.564      85,777
                                 2008       $10.564      $10.650      22,428
                                 2009       $10.650      $10.497      13,102
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.876         793
                                 2005       $10.876      $12.674       3,879
                                 2006       $12.674      $14.643       6,726
                                 2007       $14.643      $16.813       5,215
                                 2008       $16.813      $ 9.243       5,779
                                 2009       $ 9.243      $11.445       4,512
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.571         541
                                 2005       $10.571      $11.165       3,565
                                 2006       $11.165      $12.094       4,817
                                 2007       $12.094      $13.084       4,768
                                 2008       $13.084      $10.774       4,946
                                 2009       $10.774      $13.273       5,609

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.259           0
                                 2005       $11.259      $11.735           0
                                 2006       $11.735      $13.592         930
                                 2007       $13.592      $15.766         930
                                 2008       $15.766      $14.811           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.432         750
                                 2005       $11.432      $12.624       3,195
                                 2006       $12.624      $13.514       6,242
                                 2007       $13.514      $18.112       6,218
                                 2008       $18.112      $ 9.895       2,499
                                 2009       $ 9.895      $14.173       1,280
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.245       7,782
                                 2005       $11.245      $12.136      10,611
                                 2006       $12.136      $13.700      12,544
                                 2007       $13.700      $14.402      11,034
                                 2008       $14.402      $10.187      15,614
                                 2009       $10.187      $13.283       9,872
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.281           0
                                 2005       $11.281      $12.275           0
                                 2006       $12.275      $13.340       2,779
                                 2007       $13.340      $13.887       2,770
                                 2008       $13.887      $ 8.686       3,021
                                 2009       $ 8.686      $10.443       1,174
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.933           0
                                 2006       $10.933      $13.071       5,910
                                 2007       $13.071      $12.038       2,089
                                 2008       $12.038      $ 7.567         427
                                 2009       $ 7.567      $ 7.159           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.272           0
                                 2005       $10.272      $10.452           0
                                 2006       $10.452      $12.087           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.816       1,188
                                 2005       $10.816      $10.987       3,255
                                 2006       $10.987      $11.894      10,729
                                 2007       $11.894      $11.628       8,566
                                 2008       $11.628      $ 7.884      10,288
                                 2009       $ 7.884      $11.977       7,854
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.368           0
                                 2005       $10.368      $10.776           0
                                 2006       $10.776      $12.448           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.598         813
                                 2005       $10.598      $10.610       1,132
                                 2006       $10.610      $11.449       1,508
                                 2007       $11.449      $11.403       1,523
                                 2008       $11.403      $ 7.980       1,699
                                 2009       $ 7.980      $11.369         401
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.418           0
                                 2005       $10.418      $10.653       6,161
                                 2006       $10.653      $11.214       6,863
                                 2007       $11.214      $12.213       6,611
                                 2008       $12.213      $ 7.550       7,287
                                 2009       $ 7.550      $10.302       6,634
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.755           0
                                 2005       $10.755      $11.292           0
                                 2006       $11.292      $12.484           0
                                 2007       $12.484      $13.474           0
                                 2008       $13.474      $ 8.823       2,154
                                 2009       $ 8.823      $10.954       2,472
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.894         565
                                 2005       $ 9.894      $10.195         624
                                 2006       $10.195      $11.295           0
                                 2007       $11.295      $11.329           0
                                 2008       $11.329      $ 6.721           0
                                 2009       $ 6.721      $10.742         760
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.729         336
                                 2005       $10.729      $10.799       2,123
                                 2006       $10.799      $11.826      11,717
                                 2007       $11.826      $12.056      12,284
                                 2008       $12.056      $ 9.187       5,971
                                 2009       $ 9.187      $10.610       2,013

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.118           0
                                 2005       $11.118      $11.613       2,441
                                 2006       $11.613      $13.729       3,058
                                 2007       $13.729      $14.489       3,192
                                 2008       $14.489      $ 9.560       3,261
                                 2009       $ 9.560      $11.484         460
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.679           0
                                 2006       $11.679      $11.767       1,169
                                 2007       $11.767      $12.239       1,169
                                 2008       $12.239      $ 6.098       1,169
                                 2009       $ 6.098      $ 7.911         933
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.333       6,620
                                 2005       $11.333      $12.681       6,064
                                 2006       $12.681      $14.601      10,013
                                 2007       $14.601      $15.193       8,168
                                 2008       $15.193      $ 8.893       7,844
                                 2009       $ 8.893      $12.157       2,670
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.266         238
                                 2005       $11.266      $12.127       3,151
                                 2006       $12.127      $13.641       5,820
                                 2007       $13.641      $13.194       5,778
                                 2008       $13.194      $ 8.024       6,461
                                 2009       $ 8.024      $10.775       5,119
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.329       1,081
                                 2005       $10.329      $10.655       5,386
                                 2006       $10.655      $10.682       7,679
                                 2007       $10.682      $10.859       7,887
                                 2008       $10.859      $10.399       5,554
                                 2009       $10.399      $11.796       3,818
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.908           0
                                 2005       $ 9.908      $ 9.989      16,192
                                 2006       $ 9.989      $10.253       1,475
                                 2007       $10.253      $10.548       1,386
                                 2008       $10.548      $10.580         684
                                 2009       $10.580      $10.391       1,236

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.542       8,341
                                 2005       $10.542      $10.558      12,915
                                 2006       $10.558      $10.432      17,896
                                 2007       $10.432      $11.325      17,186
                                 2008       $11.325      $10.328       9,728
                                 2009       $10.328      $11.995       4,357
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.231         869
                                 2005       $10.231      $10.282       7,925
                                 2006       $10.282      $10.476      15,611
                                 2007       $10.476      $11.177      16,007
                                 2008       $11.177      $11.493      11,281
                                 2009       $11.493      $12.861       7,052
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.765       4,912
                                 2005       $10.765      $10.850       4,465
                                 2006       $10.850      $11.794       4,471
                                 2007       $11.794      $11.055       4,671
                                 2008       $11.055      $ 7.463       8,555
                                 2009       $ 7.463      $ 7.188           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.172           0
                                 2005       $11.172      $10.464          40
                                 2006       $10.464      $11.433          39
                                 2007       $11.433      $11.924          39
                                 2008       $11.924      $10.771           0
RYDEX VT ALL-CAP OPPORTUNITYFORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.545           0
                                 2005       $10.545      $11.764           0
                                 2006       $11.764      $12.855       2,808
                                 2007       $12.855      $15.478       1,695
                                 2008       $15.478      $ 8.998       1,797
                                 2009       $ 8.998      $11.236         474
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.437           0
                                 2005       $10.437      $10.816       6,263
                                 2006       $10.816      $11.601       7,726
                                 2007       $11.601      $12.801       7,425
                                 2008       $12.801      $ 7.201       9,033
                                 2009       $ 7.201      $10.017       7,721

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.050       4,986
                                 2005       $11.050      $11.241      12,557
                                 2006       $11.241      $13.085      18,227
                                 2007       $13.085      $13.223      18,328
                                 2008       $13.223      $ 8.267      13,567
                                 2009       $ 8.267      $10.158      10,548
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.867           0
                                 2005       $ 9.867      $ 9.700           0
                                 2006       $ 9.700      $10.340           0
                                 2007       $10.340      $10.553           0
                                 2008       $10.553      $ 8.997           0
                                 2009       $ 8.997      $10.050           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.044         113
                                 2005       $12.044      $15.597       1,306
                                 2006       $15.597      $21.344       1,858
                                 2007       $21.344      $28.812       1,194
                                 2008       $28.812      $ 9.954       1,194
                                 2009       $ 9.954      $20.818       2,799
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.392           0
                                 2005       $12.392      $18.439       3,598
                                 2006       $18.439      $22.520       4,335
                                 2007       $22.520      $32.110       4,766
                                 2008       $32.110      $16.970       2,758
                                 2009       $16.970      $26.225       2,889
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.055           0
                                 2005       $11.055      $12.051           0
                                 2006       $12.051      $12.405           0
                                 2007       $12.405      $14.309           0
                                 2008       $14.309      $ 7.463         304
                                 2009       $ 7.463      $11.448         258
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.136           0
                                 2005       $10.136      $10.269       6,793
                                 2006       $10.269      $10.388       8,280
                                 2007       $10.388      $10.904       8,404
                                 2008       $10.904      $10.859       3,318
                                 2009       $10.859      $10.744       3,523

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.027         372
                                 2005       $11.027      $11.869       5,952
                                 2006       $11.869      $13.504       7,435
                                 2007       $13.504      $13.581       7,698
                                 2008       $13.581      $ 9.031       7,108
                                 2009       $ 9.031      $10.996       7,229
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.330           0
                                 2005       $10.330      $11.703           0
                                 2006       $11.703      $11.919           0
                                 2007       $11.919      $14.224           0
                                 2008       $14.224      $ 7.068         104
                                 2009       $ 7.068      $11.451          79
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.788       5,458
                                 2005       $12.788      $14.647       7,963
                                 2006       $14.647      $19.782      13,396
                                 2007       $19.782      $16.053       9,665
                                 2008       $16.053      $ 9.754      11,287
                                 2009       $ 9.754      $12.295       5,378
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.473           0
                                 2008       $ 9.473      $ 5.893           0
                                 2009       $ 5.893      $ 7.479           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.712           0
                                 2008       $ 9.712      $ 6.133           0
                                 2009       $ 6.133      $ 7.491           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.882       1,065
                                 2009       $ 6.882      $12.090         877



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.686           0
                                 2005       $10.686      $11.047           0
                                 2006       $11.047      $12.234           0
                                 2007       $12.234      $12.157           0
                                 2008       $12.157      $ 5.733           0
                                 2009       $ 5.733      $ 8.305           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.246           0
                                 2005       $10.246      $10.909           0
                                 2006       $10.909      $11.344           0
                                 2007       $11.344      $12.427           0
                                 2008       $12.427      $ 6.990           0
                                 2009       $ 6.990      $ 8.274           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.756           0
                                 2007       $10.756      $11.376           0
                                 2008       $11.376      $ 7.772           0
                                 2009       $ 7.772      $ 9.752           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.928       1,063
                                 2005       $10.928      $11.494       8,254
                                 2006       $11.494      $12.508      10,145
                                 2007       $12.508      $13.402       8,328
                                 2008       $13.402      $ 9.371       4,243
                                 2009       $ 9.371      $11.932       3,223

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.047           0
                                 2005       $10.047      $11.006           0
                                 2006       $11.006      $11.321           0
                                 2007       $11.321      $13.278           0
                                 2008       $13.278      $ 6.991           0
                                 2009       $ 6.991      $10.094           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.163           0
                                 2005       $10.163      $11.375           0
                                 2006       $11.375      $13.269           0
                                 2007       $13.269      $17.328           0
                                 2008       $17.328      $ 9.299           0
                                 2009       $ 9.299      $13.739           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.569           0
                                 2005       $10.569      $11.352           0
                                 2006       $11.352      $12.232           0
                                 2007       $12.232      $15.742           0
                                 2008       $15.742      $ 6.410         818
                                 2009       $ 6.410      $ 9.510         818
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.160           0
                                 2005       $10.160      $10.339           0
                                 2006       $10.339      $10.862           0
                                 2007       $10.862      $12.265           0
                                 2008       $12.265      $ 8.549       1,449
                                 2009       $ 8.549      $10.793       1,277
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.326          27
                                 2005       $11.326      $12.955         438
                                 2006       $12.955      $14.155       3,734
                                 2007       $14.155      $16.279       3,166
                                 2008       $16.279      $ 9.147       3,454
                                 2009       $ 9.147      $12.150       1,769
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.780       1,106
                                 2005       $10.780      $11.160       1,530
                                 2006       $11.160      $13.123       1,577
                                 2007       $13.123      $13.030       1,017
                                 2008       $13.030      $ 7.306      13,790
                                 2009       $ 7.306      $ 9.304       9,851

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.754       1,191
                                 2005       $ 9.754      $10.091       1,159
                                 2006       $10.091      $10.545       1,196
                                 2007       $10.545      $13.095       1,012
                                 2008       $13.095      $ 6.765       1,405
                                 2009       $ 6.765      $ 8.488           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.609          24
                                 2005       $10.609      $10.877         420
                                 2006       $10.877      $12.312         540
                                 2007       $12.312      $12.696           0
                                 2008       $12.696      $ 7.822       3,478
                                 2009       $ 7.822      $ 9.687       3,295
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.159           0
                                 2005       $10.159      $10.150           0
                                 2006       $10.150      $10.364           0
                                 2007       $10.364      $10.576           0
                                 2008       $10.576      $10.011      12,178
                                 2009       $10.011      $11.334      12,284
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.910       6,587
                                 2005       $ 9.910      $ 9.987       6,856
                                 2006       $ 9.987      $10.245       7,669
                                 2007       $10.245      $10.543       7,192
                                 2008       $10.543      $10.623      65,486
                                 2009       $10.623      $10.465      67,465
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.871           0
                                 2005       $10.871      $12.661           0
                                 2006       $12.661      $14.622       3,225
                                 2007       $14.622      $16.780       4,637
                                 2008       $16.780      $ 9.220       4,501
                                 2009       $ 9.220      $11.410       2,609
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.566           0
                                 2005       $10.566      $11.154           0
                                 2006       $11.154      $12.077           0
                                 2007       $12.077      $13.058           0
                                 2008       $13.058      $10.747       1,150
                                 2009       $10.747      $13.233       1,042

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.254           0
                                 2005       $11.254      $11.724           0
                                 2006       $11.724      $13.572       1,488
                                 2007       $13.572      $15.735       3,082
                                 2008       $15.735      $14.779           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.427           0
                                 2005       $11.427      $12.612           0
                                 2006       $12.612      $13.494           0
                                 2007       $13.494      $18.076           0
                                 2008       $18.076      $ 9.870           0
                                 2009       $ 9.870      $14.131           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.240       3,580
                                 2005       $11.240      $12.124       3,512
                                 2006       $12.124      $13.679       5,801
                                 2007       $13.679      $14.373       5,440
                                 2008       $14.373      $10.161       6,136
                                 2009       $10.161      $13.243       4,254
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.276           0
                                 2005       $11.276      $12.263           0
                                 2006       $12.263      $13.320       1,870
                                 2007       $13.320      $13.860       1,862
                                 2008       $13.860      $ 8.664       1,774
                                 2009       $ 8.664      $10.411         211
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.929           0
                                 2006       $10.929      $13.060         600
                                 2007       $13.060      $12.021         598
                                 2008       $12.021      $ 7.553           0
                                 2009       $ 7.553      $ 7.144           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.267       1,132
                                 2005       $10.267      $10.442       1,120
                                 2006       $10.442      $12.069       1,045

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.811       4,963
                                 2005       $10.811      $10.976      12,583
                                 2006       $10.976      $11.876      12,964
                                 2007       $11.876      $11.605      12,915
                                 2008       $11.605      $ 7.864      14,736
                                 2009       $ 7.864      $11.941      13,067
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.364           0
                                 2005       $10.364      $10.766           0
                                 2006       $10.766      $12.430           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.593           0
                                 2005       $10.593      $10.600           0
                                 2006       $10.600      $11.432           0
                                 2007       $11.432      $11.381           0
                                 2008       $11.381      $ 7.960           0
                                 2009       $ 7.960      $11.335           0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.413           0
                                 2005       $10.413      $10.642           0
                                 2006       $10.642      $11.198           0
                                 2007       $11.198      $12.189           0
                                 2008       $12.189      $ 7.531         253
                                 2009       $ 7.531      $10.271         253
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.750           0
                                 2005       $10.750      $11.281           0
                                 2006       $11.281      $12.466           0
                                 2007       $12.466      $13.448           0
                                 2008       $13.448      $ 8.801           0
                                 2009       $ 8.801      $10.921           0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.890           0
                                 2005       $ 9.890      $10.185           0
                                 2006       $10.185      $11.278           0
                                 2007       $11.278      $11.306           0
                                 2008       $11.306      $ 6.704           0
                                 2009       $ 6.704      $10.710           0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.724       1,083
                                 2005       $10.724      $10.788       1,084
                                 2006       $10.788      $11.808       2,425
                                 2007       $11.808      $12.032       2,452
                                 2008       $12.032      $ 9.164       2,383
                                 2009       $ 9.164      $10.578       1,300

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.113           0
                                 2005       $11.113      $11.602           0
                                 2006       $11.602      $13.709           0
                                 2007       $13.709      $14.461           0
                                 2008       $14.461      $ 9.536           0
                                 2009       $ 9.536      $11.449           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.675           0
                                 2006       $11.675      $11.757         298
                                 2007       $11.757      $12.222         297
                                 2008       $12.222      $ 6.086           0
                                 2009       $ 6.086      $ 7.893           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.327           0
                                 2005       $11.327      $12.669       7,200
                                 2006       $12.669      $14.579       7,200
                                 2007       $14.579      $15.163       7,290
                                 2008       $15.163      $ 8.871       4,442
                                 2009       $ 8.871      $12.121       4,442
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.261           0
                                 2005       $11.261      $12.115       7,310
                                 2006       $12.115      $13.620       9,260
                                 2007       $13.620      $13.167       7,675
                                 2008       $13.167      $ 8.004       4,623
                                 2009       $ 8.004      $10.742       4,623
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.324           0
                                 2005       $10.324      $10.645           0
                                 2006       $10.645      $10.666           0
                                 2007       $10.666      $10.837           0
                                 2008       $10.837      $10.373         243
                                 2009       $10.373      $11.760         243
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.904           0
                                 2005       $ 9.904      $ 9.980           0
                                 2006       $ 9.980      $10.237           0
                                 2007       $10.237      $10.527           0
                                 2008       $10.527      $10.554           0
                                 2009       $10.554      $10.360         168

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.538       1,103
                                 2005       $10.538      $10.548       8,558
                                 2006       $10.548      $10.416       8,661
                                 2007       $10.416      $11.303       8,751
                                 2008       $11.303      $10.302       6,163
                                 2009       $10.302      $11.959       5,258
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.226       1,136
                                 2005       $10.226      $10.272       8,798
                                 2006       $10.272      $10.460       8,866
                                 2007       $10.460      $11.154       8,977
                                 2008       $11.154      $11.464      16,322
                                 2009       $11.464      $12.822      22,266
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.761           0
                                 2005       $10.761      $10.840           0
                                 2006       $10.840      $11.778           0
                                 2007       $11.778      $11.034           0
                                 2008       $11.034      $ 7.446         246
                                 2009       $ 7.446      $ 7.170           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.167       1,040
                                 2005       $11.167      $10.454       1,119
                                 2006       $10.454      $11.416       1,105
                                 2007       $11.416      $11.900       1,114
                                 2008       $11.900      $10.750           0
RYDEX VT ALL-CAP OPPORTUNITYFORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.540           0
                                 2005       $10.540      $11.752           0
                                 2006       $11.752      $12.836           0
                                 2007       $12.836      $15.447       1,428
                                 2008       $15.447      $ 8.975       4,744
                                 2009       $ 8.975      $11.203       1,054
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.432           0
                                 2005       $10.432      $10.806           0
                                 2006       $10.806      $11.584           0
                                 2007       $11.584      $12.775           0
                                 2008       $12.775      $ 7.183       3,495
                                 2009       $ 7.183      $ 9.987       3,494

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.045       4,696
                                 2005       $11.045      $11.230       4,833
                                 2006       $11.230      $13.065       4,752
                                 2007       $13.065      $13.197       4,560
                                 2008       $13.197      $ 8.247       6,961
                                 2009       $ 8.247      $10.128       5,804
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.863           0
                                 2005       $ 9.863      $ 9.690           0
                                 2006       $ 9.690      $10.324           0
                                 2007       $10.324      $10.532           0
                                 2008       $10.532      $ 8.974           0
                                 2009       $ 8.974      $10.020           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.039           0
                                 2005       $12.039      $15.582           0
                                 2006       $15.582      $21.313           0
                                 2007       $21.313      $28.755           0
                                 2008       $28.755      $ 9.929           0
                                 2009       $ 9.929      $20.755           0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.386           0
                                 2005       $12.386      $18.421           0
                                 2006       $18.421      $22.487           0
                                 2007       $22.487      $32.046           0
                                 2008       $32.046      $16.927           0
                                 2009       $16.927      $26.146           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.050           0
                                 2005       $11.050      $12.039           0
                                 2006       $12.039      $12.386           0
                                 2007       $12.386      $14.281           0
                                 2008       $14.281      $ 7.444           0
                                 2009       $ 7.444      $11.414           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.131           0
                                 2005       $10.131      $10.259           0
                                 2006       $10.259      $10.372           0
                                 2007       $10.372      $10.883           0
                                 2008       $10.883      $10.832       2,258
                                 2009       $10.832      $10.712       2,578

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.022           0
                                 2005       $11.022      $11.858      21,406
                                 2006       $11.858      $13.484      22,018
                                 2007       $13.484      $13.554      22,309
                                 2008       $13.554      $ 9.009       8,879
                                 2009       $ 9.009      $10.963       8,878
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.325           0
                                 2005       $10.325      $11.692           0
                                 2006       $11.692      $11.902           0
                                 2007       $11.902      $14.196           0
                                 2008       $14.196      $ 7.050           0
                                 2009       $ 7.050      $11.416           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.782       6,297
                                 2005       $12.782      $14.633      12,186
                                 2006       $14.633      $19.753      14,523
                                 2007       $19.753      $16.021      14,018
                                 2008       $16.021      $ 9.730      19,497
                                 2009       $ 9.730      $12.258      17,179
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.469       1,399
                                 2008       $ 9.469      $ 5.888       1,614
                                 2009       $ 5.888      $ 7.469           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.708           0
                                 2008       $ 9.708      $ 6.128       2,118
                                 2009       $ 6.128      $ 7.480       2,118
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.865       1,365
                                 2009       $ 6.865      $12.053       1,181



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.681       2,464
                                 2005       $10.681      $11.036       2,121
                                 2006       $11.036      $12.215       1,950
                                 2007       $12.215      $12.133         401
                                 2008       $12.133      $ 5.719       1,960
                                 2009       $ 5.719      $ 8.280       1,008
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.241           0
                                 2005       $10.241      $10.898           0
                                 2006       $10.898      $11.328          21
                                 2007       $11.328      $12.402          21
                                 2008       $12.402      $ 6.973         935
                                 2009       $ 6.973      $ 8.249         895
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.752         828
                                 2007       $10.752      $11.366         214
                                 2008       $11.366      $ 7.761       1,752
                                 2009       $ 7.761      $ 9.734         234
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.923       1,178
                                 2005       $10.923      $11.483       1,143
                                 2006       $11.483      $12.490         911
                                 2007       $12.490      $13.375         463
                                 2008       $13.375      $ 9.348      11,043
                                 2009       $ 9.348      $11.896       9,240

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.042           0
                                 2005       $10.042      $10.995           0
                                 2006       $10.995      $11.304           0
                                 2007       $11.304      $13.251           0
                                 2008       $13.251      $ 6.974       1,538
                                 2009       $ 6.974      $10.064       1,364
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.158           0
                                 2005       $10.158      $11.364           0
                                 2006       $11.364      $13.250           0
                                 2007       $13.250      $17.293           0
                                 2008       $17.293      $ 9.276         892
                                 2009       $ 9.276      $13.698         815
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.564           0
                                 2005       $10.564      $11.341         137
                                 2006       $11.341      $12.214         135
                                 2007       $12.214      $15.711         142
                                 2008       $15.711      $ 6.394      14,268
                                 2009       $ 6.394      $ 9.481      12,988
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.155           0
                                 2005       $10.155      $10.329           0
                                 2006       $10.329      $10.846           0
                                 2007       $10.846      $12.240           0
                                 2008       $12.240      $ 8.528       1,658
                                 2009       $ 8.528      $10.761       1,242
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.321         717
                                 2005       $11.321      $12.942         718
                                 2006       $12.942      $14.134       1,351
                                 2007       $14.134      $16.247         944
                                 2008       $16.247      $ 9.124      18,431
                                 2009       $ 9.124      $12.113      16,271
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.775         625
                                 2005       $10.775      $11.149         210
                                 2006       $11.149      $13.104       1,107
                                 2007       $13.104      $13.004         898
                                 2008       $13.004      $ 7.287       7,705
                                 2009       $ 7.287      $ 9.276       3,904

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.750         426
                                 2005       $ 9.750      $10.081         439
                                 2006       $10.081      $10.529         474
                                 2007       $10.529      $13.069         188
                                 2008       $13.069      $ 6.748       4,688
                                 2009       $ 6.748      $ 8.462       2,001
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.604       1,599
                                 2005       $10.604      $10.866       1,191
                                 2006       $10.866      $12.293       1,671
                                 2007       $12.293      $12.670         666
                                 2008       $12.670      $ 7.803      32,912
                                 2009       $ 7.803      $ 9.658      30,308
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.154       4,478
                                 2005       $10.154      $10.140       4,814
                                 2006       $10.140      $10.349       4,888
                                 2007       $10.349      $10.555       1,973
                                 2008       $10.555      $ 9.986      33,831
                                 2009       $ 9.986      $11.300      26,436
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.905       4,000
                                 2005       $ 9.905      $ 9.977       3,554
                                 2006       $ 9.977      $10.230       3,566
                                 2007       $10.230      $10.522         538
                                 2008       $10.522      $10.597      31,819
                                 2009       $10.597      $10.434      23,675
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.866         851
                                 2005       $10.866      $12.649         931
                                 2006       $12.649      $14.600         796
                                 2007       $14.600      $16.746         584
                                 2008       $16.746      $ 9.197       8,612
                                 2009       $ 9.197      $11.376       7,199
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.561         735
                                 2005       $10.561      $11.143         709
                                 2006       $11.143      $12.059         687
                                 2007       $12.059      $13.032         652
                                 2008       $13.032      $10.720         725
                                 2009       $10.720      $13.193       1,971

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.249         373
                                 2005       $11.249      $11.712         387
                                 2006       $11.712      $13.552         378
                                 2007       $13.552      $15.703         153
                                 2008       $15.703      $14.747           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.422       1,508
                                 2005       $11.422      $12.600       1,508
                                 2006       $12.600      $13.474       1,508
                                 2007       $13.474      $18.040           0
                                 2008       $18.040      $ 9.845       2,019
                                 2009       $ 9.845      $14.088       1,614
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.235           0
                                 2005       $11.235      $12.112           0
                                 2006       $12.112      $13.659           0
                                 2007       $13.659      $14.344           0
                                 2008       $14.344      $10.136      25,459
                                 2009       $10.136      $13.203      23,011
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.271         372
                                 2005       $11.271      $12.251         366
                                 2006       $12.251      $13.300         381
                                 2007       $13.300      $13.832         177
                                 2008       $13.832      $ 8.642       1,677
                                 2009       $ 8.642      $10.380       1,612
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.925           0
                                 2006       $10.925      $13.049           0
                                 2007       $13.049      $12.005           0
                                 2008       $12.005      $ 7.539         435
                                 2009       $ 7.539      $ 7.129           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.262         436
                                 2005       $10.262      $10.432           0
                                 2006       $10.432      $12.051           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.806       2,120
                                 2005       $10.806      $10.966       2,777
                                 2006       $10.966      $11.859       2,515
                                 2007       $11.859      $11.582         903
                                 2008       $11.582      $ 7.845      12,802
                                 2009       $ 7.845      $11.905       7,831
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.359           0
                                 2005       $10.359      $10.755           0
                                 2006       $10.755      $12.412           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.588         423
                                 2005       $10.588      $10.589           0
                                 2006       $10.589      $11.415         470
                                 2007       $11.415      $11.358         470
                                 2008       $11.358      $ 7.940       2,974
                                 2009       $ 7.940      $11.301       1,568
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.408           0
                                 2005       $10.408      $10.632           0
                                 2006       $10.632      $11.181           0
                                 2007       $11.181      $12.164           0
                                 2008       $12.164      $ 7.512       5,811
                                 2009       $ 7.512      $10.240       4,949
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.745         417
                                 2005       $10.745      $11.270           0
                                 2006       $11.270      $12.447           0
                                 2007       $12.447      $13.421           0
                                 2008       $13.421      $ 8.779       2,817
                                 2009       $ 8.779      $10.888       2,499
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.885         541
                                 2005       $ 9.885      $10.175         109
                                 2006       $10.175      $11.262           0
                                 2007       $11.262      $11.284           0
                                 2008       $11.284      $ 6.688       1,390
                                 2009       $ 6.688      $10.678       1,024
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.719       1,911
                                 2005       $10.719      $10.778       1,493
                                 2006       $10.778      $11.791       3,335
                                 2007       $11.791      $12.008       1,842
                                 2008       $12.008      $ 9.141       6,555
                                 2009       $ 9.141      $10.546       4,746

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.108         781
                                 2005       $11.108      $11.590         385
                                 2006       $11.590      $13.688         796
                                 2007       $13.688      $14.432         592
                                 2008       $14.432      $ 9.512       6,545
                                 2009       $ 9.512      $11.415       6,438
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.671           0
                                 2006       $11.671      $11.747           0
                                 2007       $11.747      $12.206           0
                                 2008       $12.206      $ 6.075          87
                                 2009       $ 6.075      $ 7.874          86
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.322         588
                                 2005       $11.322      $12.656         707
                                 2006       $12.656      $14.558         687
                                 2007       $14.558      $15.133         278
                                 2008       $15.133      $ 8.849       5,618
                                 2009       $ 8.849      $12.084       3,953
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.256       1,226
                                 2005       $11.256      $12.103       1,245
                                 2006       $12.103      $13.600       1,922
                                 2007       $13.600      $13.141       1,227
                                 2008       $13.141      $ 7.984      18,988
                                 2009       $ 7.984      $10.710      16,341
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.319         434
                                 2005       $10.319      $10.634         301
                                 2006       $10.634      $10.650         323
                                 2007       $10.650      $10.816         354
                                 2008       $10.816      $10.347       9,844
                                 2009       $10.347      $11.725       8,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.899         976
                                 2005       $ 9.899      $ 9.970         885
                                 2006       $ 9.970      $10.222         694
                                 2007       $10.222      $10.506         704
                                 2008       $10.506      $10.528      22,117
                                 2009       $10.528      $10.329      10,198

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.533         822
                                 2005       $10.533      $10.538       1,121
                                 2006       $10.538      $10.401       1,146
                                 2007       $10.401      $11.280         362
                                 2008       $11.280      $10.276      11,204
                                 2009       $10.276      $11.923       8,997
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.221       1,678
                                 2005       $10.221      $10.262       1,552
                                 2006       $10.262      $10.445       1,596
                                 2007       $10.445      $11.132         869
                                 2008       $11.132      $11.435      42,191
                                 2009       $11.435      $12.784      35,628
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.757         387
                                 2005       $10.757      $10.831         790
                                 2006       $10.831      $11.762         534
                                 2007       $11.762      $11.014         316
                                 2008       $11.014      $ 7.428       1,863
                                 2009       $ 7.428      $ 7.152           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.162         852
                                 2005       $11.162      $10.444         540
                                 2006       $10.444      $11.399         450
                                 2007       $11.399      $11.876         202
                                 2008       $11.876      $10.728           0
RYDEX VT ALL-CAP OPPORTUNITYFORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.535         425
                                 2005       $10.535      $11.741           0
                                 2006       $11.741      $12.817           0
                                 2007       $12.817      $15.416           0
                                 2008       $15.416      $ 8.953       1,059
                                 2009       $ 8.953      $11.169         235
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.427           0
                                 2005       $10.427      $10.795         391
                                 2006       $10.795      $11.567         603
                                 2007       $11.567      $12.750         603
                                 2008       $12.750      $ 7.165      18,276
                                 2009       $ 7.165      $ 9.957      12,885

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.039       1,913
                                 2005       $11.039      $11.219       1,637
                                 2006       $11.219      $13.046       2,122
                                 2007       $13.046      $13.171         609
                                 2008       $13.171      $ 8.226      15,396
                                 2009       $ 8.226      $10.097      12,397
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.858         873
                                 2005       $ 9.858      $ 9.681         464
                                 2006       $ 9.681      $10.309         498
                                 2007       $10.309      $10.511         235
                                 2008       $10.511      $ 8.952         551
                                 2009       $ 8.952      $ 9.989         624
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.033         857
                                 2005       $12.033      $15.567       1,190
                                 2006       $15.567      $21.281         676
                                 2007       $21.281      $28.698         252
                                 2008       $28.698      $ 9.905       1,306
                                 2009       $ 9.905      $20.693       1,015
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.380           0
                                 2005       $12.380      $18.403         112
                                 2006       $18.403      $22.454          81
                                 2007       $22.454      $31.982          79
                                 2008       $31.982      $16.885       1,656
                                 2009       $16.885      $26.067       1,045
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.045         152
                                 2005       $11.045      $12.028         184
                                 2006       $12.028      $12.368           0
                                 2007       $12.368      $14.253           0
                                 2008       $14.253      $ 7.425           0
                                 2009       $ 7.425      $11.379           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.126           0
                                 2005       $10.126      $10.249           0
                                 2006       $10.249      $10.357           0
                                 2007       $10.357      $10.861           0
                                 2008       $10.861      $10.805       2,287
                                 2009       $10.805      $10.680       1,210

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.017         705
                                 2005       $11.017      $11.846         667
                                 2006       $11.846      $13.465       1,905
                                 2007       $13.465      $13.527       1,917
                                 2008       $13.527      $ 8.986       8,195
                                 2009       $ 8.986      $10.929       7,380
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.321           0
                                 2005       $10.321      $11.681           0
                                 2006       $11.681      $11.884          42
                                 2007       $11.884      $14.168          42
                                 2008       $14.168      $ 7.033         639
                                 2009       $ 7.033      $11.382          91
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.776         568
                                 2005       $12.776      $14.618       2,214
                                 2006       $14.618      $19.724         961
                                 2007       $19.724      $15.989         777
                                 2008       $15.989      $ 9.705      28,148
                                 2009       $ 9.705      $12.221      27,005
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.466           0
                                 2008       $ 9.466      $ 5.883           0
                                 2009       $ 5.883      $ 7.458           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.705           0
                                 2008       $ 9.705      $ 6.123         764
                                 2009       $ 6.123      $ 7.470         763
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.848       1,470
                                 2009       $ 6.848      $12.017           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.671           0
                                 2005       $10.671      $11.014           0
                                 2006       $11.014      $12.179           0
                                 2007       $12.179      $12.085           0
                                 2008       $12.085      $ 5.690       5,172
                                 2009       $ 5.690      $ 8.230       4,860
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.232           0
                                 2005       $10.232      $10.877           0
                                 2006       $10.877      $11.294           0
                                 2007       $11.294      $12.353           0
                                 2008       $12.353      $ 6.938         142
                                 2009       $ 6.938      $ 8.200         142
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.745           0
                                 2007       $10.745      $11.347           0
                                 2008       $11.347      $ 7.740       4,163
                                 2009       $ 7.740      $ 9.698       3,963
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.913           0
                                 2005       $10.913      $11.461           0
                                 2006       $11.461      $12.453           0
                                 2007       $12.453      $13.322           0
                                 2008       $13.322      $ 9.301       5,011
                                 2009       $ 9.301      $11.824       3,173

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.033           0
                                 2005       $10.033      $10.974           0
                                 2006       $10.974      $11.270           0
                                 2007       $11.270      $13.199           0
                                 2008       $13.199      $ 6.939       1,813
                                 2009       $ 6.939      $10.003         271
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.148           0
                                 2005       $10.148      $11.342           0
                                 2006       $11.342      $13.210           0
                                 2007       $13.210      $17.224           0
                                 2008       $17.224      $ 9.229       2,212
                                 2009       $ 9.229      $13.616       1,983
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.554           0
                                 2005       $10.554      $11.319           0
                                 2006       $11.319      $12.177           0
                                 2007       $12.177      $15.648           0
                                 2008       $15.648      $ 6.362       6,222
                                 2009       $ 6.362      $ 9.424       3,353
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.146           0
                                 2005       $10.146      $10.309           0
                                 2006       $10.309      $10.813           0
                                 2007       $10.813      $12.191           0
                                 2008       $12.191      $ 8.485       5,702
                                 2009       $ 8.485      $10.696       5,339
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.311           0
                                 2005       $11.311      $12.917           0
                                 2006       $12.917      $14.092           0
                                 2007       $14.092      $16.182           0
                                 2008       $16.182      $ 9.079       8,088
                                 2009       $ 9.079      $12.040       5,836
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.765           0
                                 2005       $10.765      $11.127           0
                                 2006       $11.127      $13.065           0
                                 2007       $13.065      $12.952           0
                                 2008       $12.952      $ 7.251       8,265
                                 2009       $ 7.251      $ 9.220       8,091

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.741           0
                                 2005       $ 9.741      $10.062           0
                                 2006       $10.062      $10.498           0
                                 2007       $10.498      $13.016           0
                                 2008       $13.016      $ 6.714       2,303
                                 2009       $ 6.714      $ 8.411       2,571
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.594           0
                                 2005       $10.594      $10.845           0
                                 2006       $10.845      $12.257           0
                                 2007       $12.257      $12.620           0
                                 2008       $12.620      $ 7.764      12,992
                                 2009       $ 7.764      $ 9.600       8,947
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.145           0
                                 2005       $10.145      $10.120           0
                                 2006       $10.120      $10.318           0
                                 2007       $10.318      $10.513           0
                                 2008       $10.513      $ 9.936       8,137
                                 2009       $ 9.936      $11.232       6,423
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.896           0
                                 2005       $ 9.896      $ 9.958           0
                                 2006       $ 9.958      $10.200           0
                                 2007       $10.200      $10.480           0
                                 2008       $10.480      $10.544      32,210
                                 2009       $10.544      $10.371      10,057
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.856           0
                                 2005       $10.856      $12.625           0
                                 2006       $12.625      $14.557           0
                                 2007       $14.557      $16.680           0
                                 2008       $16.680      $ 9.151       4,791
                                 2009       $ 9.151      $11.307       4,373
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.551           0
                                 2005       $10.551      $11.122           0
                                 2006       $11.122      $12.023           0
                                 2007       $12.023      $12.980           0
                                 2008       $12.980      $10.666       7,141
                                 2009       $10.666      $13.114       5,509

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239           0
                                 2005       $11.239      $11.690           0
                                 2006       $11.690      $13.512           0
                                 2007       $13.512      $15.641           0
                                 2008       $15.641      $14.684           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.411           0
                                 2005       $11.411      $12.575           0
                                 2006       $12.575      $13.434           0
                                 2007       $13.434      $17.968           0
                                 2008       $17.968      $ 9.796         866
                                 2009       $ 9.796      $14.003         620
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.225           0
                                 2005       $11.225      $12.089           0
                                 2006       $12.089      $13.619           0
                                 2007       $13.619      $14.287           0
                                 2008       $14.287      $10.085       7,350
                                 2009       $10.085      $13.123       5,424
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.260           0
                                 2005       $11.260      $12.228           0
                                 2006       $12.228      $13.261           0
                                 2007       $13.261      $13.777           0
                                 2008       $13.777      $ 8.599         577
                                 2009       $ 8.599      $10.317         366
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.918           0
                                 2006       $10.918      $13.027           0
                                 2007       $13.027      $11.972           0
                                 2008       $11.972      $ 7.511       1,246
                                 2009       $ 7.511      $ 7.100           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.253           0
                                 2005       $10.253      $10.411           0
                                 2006       $10.411      $12.016           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.796           0
                                 2005       $10.796      $10.944           0
                                 2006       $10.944      $11.824           0
                                 2007       $11.824      $11.536           0
                                 2008       $11.536      $ 7.806       5,887
                                 2009       $ 7.806      $11.833       3,715
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.349           0
                                 2005       $10.349      $10.734           0
                                 2006       $10.734      $12.375           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.578           0
                                 2005       $10.578      $10.569           0
                                 2006       $10.569      $11.382           0
                                 2007       $11.382      $11.313           0
                                 2008       $11.313      $ 7.901       6,496
                                 2009       $ 7.901      $11.233       5,026
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.399           0
                                 2005       $10.399      $10.611           0
                                 2006       $10.611      $11.148           0
                                 2007       $11.148      $12.116           0
                                 2008       $12.116      $ 7.475       3,472
                                 2009       $ 7.475      $10.179       3,243
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.735           0
                                 2005       $10.735      $11.248           0
                                 2006       $11.248      $12.411           0
                                 2007       $12.411      $13.367           0
                                 2008       $13.367      $ 8.735         791
                                 2009       $ 8.735      $10.822       1,337
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.876           0
                                 2005       $ 9.876      $10.155           0
                                 2006       $10.155      $11.228           0
                                 2007       $11.228      $11.239           0
                                 2008       $11.239      $ 6.654       1,853
                                 2009       $ 6.654      $10.613       2,483
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.709           0
                                 2005       $10.709      $10.757           0
                                 2006       $10.757      $11.756           0
                                 2007       $11.756      $11.960           0
                                 2008       $11.960      $ 9.095      12,294
                                 2009       $ 9.095      $10.483      10,700

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.097           0
                                 2005       $11.097      $11.568           0
                                 2006       $11.568      $13.648           0
                                 2007       $13.648      $14.374           0
                                 2008       $14.374      $ 9.464       1,222
                                 2009       $ 9.464      $11.346       1,559
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.663           0
                                 2006       $11.663      $11.727           0
                                 2007       $11.727      $12.172           0
                                 2008       $12.172      $ 6.052         684
                                 2009       $ 6.052      $ 7.836         523
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.312           0
                                 2005       $11.312      $12.632           0
                                 2006       $12.632      $14.515           0
                                 2007       $14.515      $15.072           0
                                 2008       $15.072      $ 8.804       5,985
                                 2009       $ 8.804      $12.012       5,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.245           0
                                 2005       $11.245      $12.079           0
                                 2006       $12.079      $13.560           0
                                 2007       $13.560      $13.089           0
                                 2008       $13.089      $ 7.944       5,504
                                 2009       $ 7.944      $10.645       4,884
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.310           0
                                 2005       $10.310      $10.614           0
                                 2006       $10.614      $10.619           0
                                 2007       $10.619      $10.772           0
                                 2008       $10.772      $10.295       1,059
                                 2009       $10.295      $11.654       1,204
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.890           0
                                 2005       $ 9.890      $ 9.951           0
                                 2006       $ 9.951      $10.192           0
                                 2007       $10.192      $10.464           0
                                 2008       $10.464      $10.475      33,726
                                 2009       $10.475      $10.267      27,652

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.523           0
                                 2005       $10.523      $10.517           0
                                 2006       $10.517      $10.370           0
                                 2007       $10.370      $11.235           0
                                 2008       $11.235      $10.225       6,340
                                 2009       $10.225      $11.852       6,080
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.212           0
                                 2005       $10.212      $10.242           0
                                 2006       $10.242      $10.414           0
                                 2007       $10.414      $11.088           0
                                 2008       $11.088      $11.378       6,794
                                 2009       $11.378      $12.707       6,216
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.750           0
                                 2005       $10.750      $10.813           0
                                 2006       $10.813      $11.730           0
                                 2007       $11.730      $10.973           0
                                 2008       $10.973      $ 7.393         997
                                 2009       $ 7.393      $ 7.115           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.151           0
                                 2005       $11.151      $10.423           0
                                 2006       $10.423      $11.365           0
                                 2007       $11.365      $11.829           0
                                 2008       $11.829      $10.685           0
RYDEX VT ALL-CAP OPPORTUNITYFORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.526           0
                                 2005       $10.526      $11.718           0
                                 2006       $11.718      $12.779           0
                                 2007       $12.779      $15.355           0
                                 2008       $15.355      $ 8.908           1
                                 2009       $ 8.908      $11.102         409
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.417           0
                                 2005       $10.417      $10.774           0
                                 2006       $10.774      $11.533           0
                                 2007       $11.533      $12.699           0
                                 2008       $12.699      $ 7.130       6,422
                                 2009       $ 7.130      $ 9.897       5,969

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.029           0
                                 2005       $11.029      $11.197           0
                                 2006       $11.197      $13.007           0
                                 2007       $13.007      $13.118           0
                                 2008       $13.118      $ 8.185      12,005
                                 2009       $ 8.185      $10.036      11,529
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.849           0
                                 2005       $ 9.849      $ 9.662           0
                                 2006       $ 9.662      $10.278           0
                                 2007       $10.278      $10.469           0
                                 2008       $10.469      $ 8.907         697
                                 2009       $ 8.907      $ 9.929           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.022           0
                                 2005       $12.022      $15.536           0
                                 2006       $15.536      $21.218           0
                                 2007       $21.218      $28.584           0
                                 2008       $28.584      $ 9.855       1,602
                                 2009       $ 9.855      $20.568       1,715
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.369           0
                                 2005       $12.369      $18.368           0
                                 2006       $18.368      $22.387           0
                                 2007       $22.387      $31.855           0
                                 2008       $31.855      $16.800       1,461
                                 2009       $16.800      $25.911       1,612
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.035           0
                                 2005       $11.035      $12.004           0
                                 2006       $12.004      $12.331           0
                                 2007       $12.331      $14.196           0
                                 2008       $14.196      $ 7.388         908
                                 2009       $ 7.388      $11.311       1,675
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.117           0
                                 2005       $10.117      $10.229           0
                                 2006       $10.229      $10.326           0
                                 2007       $10.326      $10.818           0
                                 2008       $10.818      $10.751       3,095
                                 2009       $10.751      $10.616       1,679

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.006           0
                                 2005       $11.006      $11.823           0
                                 2006       $11.823      $13.425           0
                                 2007       $13.425      $13.473           0
                                 2008       $13.473      $ 8.941      10,380
                                 2009       $ 8.941      $10.864      10,965
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.311           0
                                 2005       $10.311      $11.658           0
                                 2006       $11.658      $11.849           0
                                 2007       $11.849      $14.111           0
                                 2008       $14.111      $ 6.997       2,412
                                 2009       $ 6.997      $11.313       2,172
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.764           0
                                 2005       $12.764      $14.590           0
                                 2006       $14.590      $19.666           0
                                 2007       $19.666      $15.925           0
                                 2008       $15.925      $ 9.657       3,507
                                 2009       $ 9.657      $12.148       2,547
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.459           0
                                 2008       $ 9.459      $ 5.873         157
                                 2009       $ 5.873      $ 7.438         131
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.698           0
                                 2008       $ 9.698      $ 6.112          42
                                 2009       $ 6.112      $ 7.450          40
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.813       1,692
                                 2009       $ 6.813      $11.945       1,598



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.666          0
                                 2005       $10.666      $11.004          0
                                 2006       $11.004      $12.161          0
                                 2007       $12.161      $12.061          0
                                 2008       $12.061      $ 5.676          0
                                 2009       $ 5.676      $ 8.205          0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.227          0
                                 2005       $10.227      $10.866          0
                                 2006       $10.866      $11.277          0
                                 2007       $11.277      $12.328          0
                                 2008       $12.328      $ 6.921        353
                                 2009       $ 6.921      $ 8.175        377
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.741          0
                                 2007       $10.741      $11.337          0
                                 2008       $11.337      $ 7.729          0
                                 2009       $ 7.729      $ 9.679          0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.908          0
                                 2005       $10.908      $11.449          0
                                 2006       $11.449      $12.434          0
                                 2007       $12.434      $13.295          0
                                 2008       $13.295      $ 9.278        467
                                 2009       $ 9.278      $11.789        436

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.028           0
                                 2005       $10.028      $10.963           0
                                 2006       $10.963      $11.254           0
                                 2007       $11.254      $13.172           0
                                 2008       $13.172      $ 6.922           0
                                 2009       $ 6.922      $ 9.973           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.144           0
                                 2005       $10.144      $11.331           0
                                 2006       $11.331      $13.191           0
                                 2007       $13.191      $17.190           0
                                 2008       $17.190      $ 9.206           0
                                 2009       $ 9.206      $13.575           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.549           0
                                 2005       $10.549      $11.308           0
                                 2006       $11.308      $12.159           0
                                 2007       $12.159      $15.617           0
                                 2008       $15.617      $ 6.346           0
                                 2009       $ 6.346      $ 9.395           0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.141           0
                                 2005       $10.141      $10.299           0
                                 2006       $10.299      $10.797           0
                                 2007       $10.797      $12.167           0
                                 2008       $12.167      $ 8.464           0
                                 2009       $ 8.464      $10.664           0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.305           0
                                 2005       $11.305      $12.905           0
                                 2006       $12.905      $14.072           0
                                 2007       $14.072      $16.150           0
                                 2008       $16.150      $ 9.056       2,514
                                 2009       $ 9.056      $12.004       2,248
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.760           0
                                 2005       $10.760      $11.116           0
                                 2006       $11.116      $13.046           0
                                 2007       $13.046      $12.926           0
                                 2008       $12.926      $ 7.233         336
                                 2009       $ 7.233      $ 9.192         324

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.736           0
                                 2005       $ 9.736      $10.052           0
                                 2006       $10.052      $10.483           0
                                 2007       $10.483      $12.991           0
                                 2008       $12.991      $ 6.697           0
                                 2009       $ 6.697      $ 8.386           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.589           0
                                 2005       $10.589      $10.834           0
                                 2006       $10.834      $12.239           0
                                 2007       $12.239      $12.595           0
                                 2008       $12.595      $ 7.744       3,381
                                 2009       $ 7.744      $ 9.571       3,053
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.140           0
                                 2005       $10.140      $10.110           0
                                 2006       $10.110      $10.303           0
                                 2007       $10.303      $10.492           0
                                 2008       $10.492      $ 9.911         218
                                 2009       $ 9.911      $11.198          87
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.892           0
                                 2005       $ 9.892      $ 9.948           0
                                 2006       $ 9.948      $10.185           0
                                 2007       $10.185      $10.459           0
                                 2008       $10.459      $10.517       2,550
                                 2009       $10.517      $10.340       2,566
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.850           0
                                 2005       $10.850      $12.612           0
                                 2006       $12.612      $14.535           0
                                 2007       $14.535      $16.646           0
                                 2008       $16.646      $ 9.128       1,791
                                 2009       $ 9.128      $11.273       1,620
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.546           0
                                 2005       $10.546      $11.111           0
                                 2006       $11.111      $12.005           0
                                 2007       $12.005      $12.954           0
                                 2008       $12.954      $10.640           0
                                 2009       $10.640      $13.074         334

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.233           0
                                 2005       $11.233      $11.678           0
                                 2006       $11.678      $13.492           0
                                 2007       $13.492      $15.610           0
                                 2008       $15.610      $14.652           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.406           0
                                 2005       $11.406      $12.563           0
                                 2006       $12.563      $13.414           0
                                 2007       $13.414      $17.933           0
                                 2008       $17.933      $ 9.771           0
                                 2009       $ 9.771      $13.961           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.219           0
                                 2005       $11.219      $12.077           0
                                 2006       $12.077      $13.598           0
                                 2007       $13.598      $14.259           0
                                 2008       $14.259      $10.060       1,357
                                 2009       $10.060      $13.084       1,223
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.255           0
                                 2005       $11.255      $12.216           0
                                 2006       $12.216      $13.241           0
                                 2007       $13.241      $13.749           0
                                 2008       $13.749      $ 8.578       1,339
                                 2009       $ 8.578      $10.286       1,206
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.914           0
                                 2006       $10.914      $13.016           0
                                 2007       $13.016      $11.956           0
                                 2008       $11.956      $ 7.497           0
                                 2009       $ 7.497      $ 7.086           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.248           0
                                 2005       $10.248      $10.401           0
                                 2006       $10.401      $11.998           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.791           0
                                 2005       $10.791      $10.934           0
                                 2006       $10.934      $11.806           0
                                 2007       $11.806      $11.513           0
                                 2008       $11.513      $ 7.786         937
                                 2009       $ 7.786      $11.798         837
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.344           0
                                 2005       $10.344      $10.724           0
                                 2006       $10.724      $12.357           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.573           0
                                 2005       $10.573      $10.559           0
                                 2006       $10.559      $11.365           0
                                 2007       $11.365      $11.290           0
                                 2008       $11.290      $ 7.881         504
                                 2009       $ 7.881      $11.199         468
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.394           0
                                 2005       $10.394      $10.601           0
                                 2006       $10.601      $11.132           0
                                 2007       $11.132      $12.092           0
                                 2008       $12.092      $ 7.456           0
                                 2009       $ 7.456      $10.148           0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.730           0
                                 2005       $10.730      $11.237           0
                                 2006       $11.237      $12.392           0
                                 2007       $12.392      $13.341           0
                                 2008       $13.341      $ 8.713       1,204
                                 2009       $ 8.713      $10.790       1,227
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.871           0
                                 2005       $ 9.871      $10.146           0
                                 2006       $10.146      $11.212           0
                                 2007       $11.212      $11.216           0
                                 2008       $11.216      $ 6.637         536
                                 2009       $ 6.637      $10.581         416
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.704           0
                                 2005       $10.704      $10.746           0
                                 2006       $10.746      $11.738           0
                                 2007       $11.738      $11.937           0
                                 2008       $11.937      $ 9.073         608
                                 2009       $ 9.073      $10.451         640

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.092           0
                                 2005       $11.092      $11.556           0
                                 2006       $11.556      $13.628           0
                                 2007       $13.628      $14.346           0
                                 2008       $14.346      $ 9.441           0
                                 2009       $ 9.441      $11.312           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.659           0
                                 2006       $11.659      $11.717           0
                                 2007       $11.717      $12.156           0
                                 2008       $12.156      $ 6.041           0
                                 2009       $ 6.041      $ 7.818           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.306           0
                                 2005       $11.306      $12.620           0
                                 2006       $12.620      $14.493           0
                                 2007       $14.493      $15.042           0
                                 2008       $15.042      $ 8.782         635
                                 2009       $ 8.782      $11.975         591
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.240           0
                                 2005       $11.240      $12.068           0
                                 2006       $12.068      $13.540           0
                                 2007       $13.540      $13.063           0
                                 2008       $13.063      $ 7.924       1,733
                                 2009       $ 7.924      $10.613       1,548
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.305           0
                                 2005       $10.305      $10.603           0
                                 2006       $10.603      $10.603           0
                                 2007       $10.603      $10.751           0
                                 2008       $10.751      $10.269           0
                                 2009       $10.269      $11.619           0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.885           0
                                 2005       $ 9.885      $ 9.941           0
                                 2006       $ 9.941      $10.177           0
                                 2007       $10.177      $10.443           0
                                 2008       $10.443      $10.449       3,369
                                 2009       $10.449      $10.236       2,266

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.518           0
                                 2005       $10.518      $10.507           0
                                 2006       $10.507      $10.354           0
                                 2007       $10.354      $11.213           0
                                 2008       $11.213      $10.199       1,725
                                 2009       $10.199      $11.816       1,478
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.207           0
                                 2005       $10.207      $10.232           0
                                 2006       $10.232      $10.399           0
                                 2007       $10.399      $11.066           0
                                 2008       $11.066      $11.350       2,425
                                 2009       $11.350      $12.668       2,475
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.746           0
                                 2005       $10.746      $10.804           0
                                 2006       $10.804      $11.714           0
                                 2007       $11.714      $10.952           0
                                 2008       $10.952      $ 7.375         463
                                 2009       $ 7.375      $ 7.097           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.146           0
                                 2005       $11.146      $10.413           0
                                 2006       $10.413      $11.348           0
                                 2007       $11.348      $11.805           0
                                 2008       $11.805      $10.663           0
RYDEX VT ALL-CAP OPPORTUNITYFORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.521           0
                                 2005       $10.521      $11.707           0
                                 2006       $11.707      $12.760           0
                                 2007       $12.760      $15.324           0
                                 2008       $15.324      $ 8.886           0
                                 2009       $ 8.886      $11.068           0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.412           0
                                 2005       $10.412      $10.764           0
                                 2006       $10.764      $11.516           0
                                 2007       $11.516      $12.674           0
                                 2008       $12.674      $ 7.112       1,691
                                 2009       $ 7.112      $ 9.867       1,426

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.024           0
                                 2005       $11.024      $11.186           0
                                 2006       $11.186      $12.988           0
                                 2007       $12.988      $13.092           0
                                 2008       $13.092      $ 8.164       1,911
                                 2009       $ 8.164      $10.006       1,636
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.844           0
                                 2005       $ 9.844      $ 9.653           0
                                 2006       $ 9.653      $10.263           0
                                 2007       $10.263      $10.449           0
                                 2008       $10.449      $ 8.885           0
                                 2009       $ 8.885      $ 9.899           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.016           0
                                 2005       $12.016      $15.521           0
                                 2006       $15.521      $21.187           0
                                 2007       $21.187      $28.527           0
                                 2008       $28.527      $ 9.830         279
                                 2009       $ 9.830      $20.506         173
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.363           0
                                 2005       $12.363      $18.350           0
                                 2006       $18.350      $22.354           0
                                 2007       $22.354      $31.791           0
                                 2008       $31.791      $16.758           0
                                 2009       $16.758      $25.833           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.030           0
                                 2005       $11.030      $11.993           0
                                 2006       $11.993      $12.313           0
                                 2007       $12.313      $14.167           0
                                 2008       $14.167      $ 7.370           0
                                 2009       $ 7.370      $11.277           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.112           0
                                 2005       $10.112      $10.220           0
                                 2006       $10.220      $10.311           0
                                 2007       $10.311      $10.796           0
                                 2008       $10.796      $10.724         217
                                 2009       $10.724      $10.584          86

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.001           0
                                 2005       $11.001      $11.812           0
                                 2006       $11.812      $13.405           0
                                 2007       $13.405      $13.446           0
                                 2008       $13.446      $ 8.919       1,956
                                 2009       $ 8.919      $10.831       1,742
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.306           0
                                 2005       $10.306      $11.647           0
                                 2006       $11.647      $11.831           0
                                 2007       $11.831      $14.083           0
                                 2008       $14.083      $ 6.980           0
                                 2009       $ 6.980      $11.279           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.758           0
                                 2005       $12.758      $14.576           0
                                 2006       $14.576      $19.636           0
                                 2007       $19.636      $15.893           0
                                 2008       $15.893      $ 9.633       1,442
                                 2009       $ 9.633      $12.111       1,238
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.456           0
                                 2008       $ 9.456      $ 5.868           0
                                 2009       $ 5.868      $ 7.428           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.695           0
                                 2008       $ 9.695      $ 6.107           0
                                 2009       $ 6.107      $ 7.440           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.796         200
                                 2009       $ 6.796      $11.909         147



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.661         681
                                 2005       $10.661      $10.993         795
                                 2006       $10.993      $12.143         866
                                 2007       $12.143      $12.037         787
                                 2008       $12.037      $ 5.661       1,160
                                 2009       $ 5.661      $ 8.180         936
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.222           0
                                 2005       $10.222      $10.856           0
                                 2006       $10.856      $11.261           0
                                 2007       $11.261      $12.303           0
                                 2008       $12.303      $ 6.903           0
                                 2009       $ 6.903      $ 8.150           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.737           0
                                 2007       $10.737      $11.327           0
                                 2008       $11.327      $ 7.719           0
                                 2009       $ 7.719      $ 9.661           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.902           0
                                 2005       $10.902      $11.438           0
                                 2006       $11.438      $12.416           0
                                 2007       $12.416      $13.269           0
                                 2008       $13.269      $ 9.255           0
                                 2009       $ 9.255      $11.753           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.023           0
                                 2005       $10.023      $10.952           0
                                 2006       $10.952      $11.237           0
                                 2007       $11.237      $13.146           0
                                 2008       $13.146      $ 6.904           0
                                 2009       $ 6.904      $ 9.943           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.139           0
                                 2005       $10.139      $11.320           0
                                 2006       $11.320      $13.171           0
                                 2007       $13.171      $17.156           0
                                 2008       $17.156      $ 9.183           0
                                 2009       $ 9.183      $13.534           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.544           0
                                 2005       $10.544      $11.297           0
                                 2006       $11.297      $12.141         486
                                 2007       $12.141      $15.586         486
                                 2008       $15.586      $ 6.330         485
                                 2009       $ 6.330      $ 9.367         485
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.137           0
                                 2005       $10.137      $10.289           0
                                 2006       $10.289      $10.781           0
                                 2007       $10.781      $12.143           0
                                 2008       $12.143      $ 8.443           0
                                 2009       $ 8.443      $10.632           0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.300           0
                                 2005       $11.300      $12.892          87
                                 2006       $12.892      $14.051         129
                                 2007       $14.051      $16.117         690
                                 2008       $16.117      $ 9.033       1,139
                                 2009       $ 9.033      $11.968       1,046
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.755       1,413
                                 2005       $10.755      $11.105       1,537
                                 2006       $11.105      $13.026       2,224
                                 2007       $13.026      $12.900       1,413
                                 2008       $12.900      $ 7.215       2,090
                                 2009       $ 7.215      $ 9.165       1,918

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.732           0
                                 2005       $ 9.732      $10.042           0
                                 2006       $10.042      $10.467         261
                                 2007       $10.467      $12.965         261
                                 2008       $12.965      $ 6.681         260
                                 2009       $ 6.681      $ 8.361         260
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.584           0
                                 2005       $10.584      $10.824         102
                                 2006       $10.824      $12.221         623
                                 2007       $12.221      $12.570         587
                                 2008       $12.570      $ 7.725         864
                                 2009       $ 7.725      $ 9.542         860
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.135           0
                                 2005       $10.135      $10.101           0
                                 2006       $10.101      $10.288           0
                                 2007       $10.288      $10.471           0
                                 2008       $10.471      $ 9.886         113
                                 2009       $ 9.886      $11.164         125
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.887       4,007
                                 2005       $ 9.887      $ 9.939       4,182
                                 2006       $ 9.939      $10.170       4,665
                                 2007       $10.170      $10.438       4,304
                                 2008       $10.438      $10.491       3,361
                                 2009       $10.491      $10.309       4,096
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.845           0
                                 2005       $10.845      $12.600           0
                                 2006       $12.600      $14.514         401
                                 2007       $14.514      $16.613         401
                                 2008       $16.613      $ 9.105         790
                                 2009       $ 9.105      $11.239         745
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.542           0
                                 2005       $10.542      $11.100           0
                                 2006       $11.100      $11.987           0
                                 2007       $11.987      $12.928           0
                                 2008       $12.928      $10.613           0
                                 2009       $10.613      $13.035           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.228           0
                                 2005       $11.228      $11.667           0
                                 2006       $11.667      $13.472           0
                                 2007       $13.472      $15.578           0
                                 2008       $15.578      $14.620           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.401           0
                                 2005       $11.401      $12.551           0
                                 2006       $12.551      $13.394           0
                                 2007       $13.394      $17.897           0
                                 2008       $17.897      $ 9.747         704
                                 2009       $ 9.747      $13.919         586
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.214         647
                                 2005       $11.214      $12.065         631
                                 2006       $12.065      $13.578         638
                                 2007       $13.578      $14.230         566
                                 2008       $14.230      $10.035       1,088
                                 2009       $10.035      $13.044         938
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.250         645
                                 2005       $11.250      $12.204         624
                                 2006       $12.204      $13.222         656
                                 2007       $13.222      $13.722         587
                                 2008       $13.722      $ 8.556         703
                                 2009       $ 8.556      $10.255         664
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.910           0
                                 2006       $10.910      $13.004           0
                                 2007       $13.004      $11.939           0
                                 2008       $11.939      $ 7.482         203
                                 2009       $ 7.482      $ 7.071           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.243           0
                                 2005       $10.243      $10.391           0
                                 2006       $10.391      $11.980           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.786       1,226
                                 2005       $10.786      $10.923       1,273
                                 2006       $10.923      $11.789       1,355
                                 2007       $11.789      $11.490       1,381
                                 2008       $11.490      $ 7.766       1,668
                                 2009       $ 7.766      $11.762       1,384
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.339           0
                                 2005       $10.339      $10.713           0
                                 2006       $10.713      $12.338           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.568           0
                                 2005       $10.568      $10.548           0
                                 2006       $10.548      $11.348           0
                                 2007       $11.348      $11.268           0
                                 2008       $11.268      $ 7.861         405
                                 2009       $ 7.861      $11.165         337
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.389           0
                                 2005       $10.389      $10.591         105
                                 2006       $10.591      $11.115         157
                                 2007       $11.115      $12.067         121
                                 2008       $12.067      $ 7.437         409
                                 2009       $ 7.437      $10.117         379
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.725           0
                                 2005       $10.725      $11.226           0
                                 2006       $11.226      $12.374           0
                                 2007       $12.374      $13.314           0
                                 2008       $13.314      $ 8.691           0
                                 2009       $ 8.691      $10.757           0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.867           0
                                 2005       $ 9.867      $10.136           0
                                 2006       $10.136      $11.195           0
                                 2007       $11.195      $11.194           0
                                 2008       $11.194      $ 6.621           0
                                 2009       $ 6.621      $10.549           0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.699           0
                                 2005       $10.699      $10.736         623
                                 2006       $10.736      $11.721         933
                                 2007       $11.721      $11.913         720
                                 2008       $11.913      $ 9.050         626
                                 2009       $ 9.050      $10.420         625

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.087           0
                                 2005       $11.087      $11.545          96
                                 2006       $11.545      $13.608         144
                                 2007       $13.608      $14.317         111
                                 2008       $14.317      $ 9.417          97
                                 2009       $ 9.417      $11.278          97
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.655           0
                                 2006       $11.655      $11.707           0
                                 2007       $11.707      $12.139           0
                                 2008       $12.139      $ 6.029         460
                                 2009       $ 6.029      $ 7.799         383
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.301           0
                                 2005       $11.301      $12.607           0
                                 2006       $12.607      $14.472           0
                                 2007       $14.472      $15.012           0
                                 2008       $15.012      $ 8.760           0
                                 2009       $ 8.760      $11.939           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.235           0
                                 2005       $11.235      $12.056           0
                                 2006       $12.056      $13.520           0
                                 2007       $13.520      $13.037           0
                                 2008       $13.037      $ 7.904         371
                                 2009       $ 7.904      $10.581         446
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.300           0
                                 2005       $10.300      $10.593           0
                                 2006       $10.593      $10.588           0
                                 2007       $10.588      $10.730         887
                                 2008       $10.730      $10.243       1,199
                                 2009       $10.243      $11.584       1,226
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.881           0
                                 2005       $ 9.881      $ 9.931           0
                                 2006       $ 9.931      $10.162           0
                                 2007       $10.162      $10.422           0
                                 2008       $10.422      $10.423         567
                                 2009       $10.423      $10.205         674

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.513           0
                                 2005       $10.513      $10.497           0
                                 2006       $10.497      $10.339           0
                                 2007       $10.339      $11.191           0
                                 2008       $11.191      $10.174         753
                                 2009       $10.174      $11.780         654
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.202       2,846
                                 2005       $10.202      $10.222       3,088
                                 2006       $10.222      $10.383       3,503
                                 2007       $10.383      $11.044       3,046
                                 2008       $11.044      $11.321       2,301
                                 2009       $11.321      $12.630       2,738
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.742           0
                                 2005       $10.742      $10.794           0
                                 2006       $10.794      $11.698           0
                                 2007       $11.698      $10.931           0
                                 2008       $10.931      $ 7.357           0
                                 2009       $ 7.357      $ 7.079           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.141         652
                                 2005       $11.141      $10.403         732
                                 2006       $10.403      $11.332         765
                                 2007       $11.332      $11.782         684
                                 2008       $11.782      $10.642           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.516           0
                                 2005       $10.516      $11.695           0
                                 2006       $11.695      $12.741           0
                                 2007       $12.741      $15.293           0
                                 2008       $15.293      $ 8.864           0
                                 2009       $ 8.864      $11.035           0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.408           0
                                 2005       $10.408      $10.753         103
                                 2006       $10.753      $11.499         154
                                 2007       $11.499      $12.649         119
                                 2008       $12.649      $ 7.094         423
                                 2009       $ 7.094      $ 9.837         385

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.019         659
                                 2005       $11.019      $11.176         880
                                 2006       $11.176      $12.969         967
                                 2007       $12.969      $13.066         847
                                 2008       $13.066      $ 8.144       1,216
                                 2009       $ 8.144      $ 9.976       1,161
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.840           0
                                 2005       $ 9.840      $ 9.643           0
                                 2006       $ 9.643      $10.248           0
                                 2007       $10.248      $10.428           0
                                 2008       $10.428      $ 8.863           0
                                 2009       $ 8.863      $ 9.869           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.011           0
                                 2005       $12.011      $15.506           0
                                 2006       $15.506      $21.156           0
                                 2007       $21.156      $28.470           0
                                 2008       $28.470      $ 9.806           0
                                 2009       $ 9.806      $20.444           0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.357           0
                                 2005       $12.357      $18.332           0
                                 2006       $18.332      $22.321           0
                                 2007       $22.321      $31.728           0
                                 2008       $31.728      $16.716           0
                                 2009       $16.716      $25.755           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.025           0
                                 2005       $11.025      $11.981           0
                                 2006       $11.981      $12.295           0
                                 2007       $12.295      $14.139           0
                                 2008       $14.139      $ 7.351           0
                                 2009       $ 7.351      $11.243           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.108           0
                                 2005       $10.108      $10.210           0
                                 2006       $10.210      $10.296           0
                                 2007       $10.296      $10.775           0
                                 2008       $10.775      $10.697       2,819
                                 2009       $10.697      $10.552       2,419

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.996         721
                                 2005       $10.996      $11.800       1,084
                                 2006       $11.800      $13.385       1,281
                                 2007       $13.385      $13.419       1,146
                                 2008       $13.419      $ 8.896       2,176
                                 2009       $ 8.896      $10.798       2,073
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.302           0
                                 2005       $10.302      $11.635           0
                                 2006       $11.635      $11.814           0
                                 2007       $11.814      $14.055           0
                                 2008       $14.055      $ 6.962           0
                                 2009       $ 6.962      $11.245           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.752       4,453
                                 2005       $12.752      $14.562       4,090
                                 2006       $14.562      $19.607       3,467
                                 2007       $19.607      $15.862       3,448
                                 2008       $15.862      $ 9.608       4,379
                                 2009       $ 9.608      $12.074       3,840
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.453           0
                                 2008       $ 9.453      $ 5.863           0
                                 2009       $ 5.863      $ 7.418           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.691           0
                                 2008       $ 9.691      $ 6.102           0
                                 2009       $ 6.102      $ 7.429           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.779         377
                                 2009       $ 6.779      $11.873         314



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.656       1,068
                                 2005       $10.656      $10.982       1,059
                                 2006       $10.982      $12.125           0
                                 2007       $12.125      $12.013       1,084
                                 2008       $12.013      $ 5.647       1,098
                                 2009       $ 5.647      $ 8.155       1,086
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.217           0
                                 2005       $10.217      $10.845           0
                                 2006       $10.845      $11.244           0
                                 2007       $11.244      $12.279           0
                                 2008       $12.279      $ 6.886           0
                                 2009       $ 6.886      $ 8.126           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.734           0
                                 2007       $10.734      $11.317           0
                                 2008       $11.317      $ 7.708           0
                                 2009       $ 7.708      $ 9.643           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.897       1,097
                                 2005       $10.897      $11.427       1,072
                                 2006       $11.427      $12.398           0
                                 2007       $12.398      $13.242       1,041
                                 2008       $13.242      $ 9.231       1,270
                                 2009       $ 9.231      $11.718       1,268

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.019           0
                                 2005       $10.019      $10.942           0
                                 2006       $10.942      $11.220           0
                                 2007       $11.220      $13.120           0
                                 2008       $13.120      $ 6.887           0
                                 2009       $ 6.887      $ 9.913           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.134           0
                                 2005       $10.134      $11.309           0
                                 2006       $11.309      $13.152           0
                                 2007       $13.152      $17.121           0
                                 2008       $17.121      $ 9.160           0
                                 2009       $ 9.160      $13.493           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.539      18,946
                                 2005       $10.539      $11.286      18,946
                                 2006       $11.286      $12.123           0
                                 2007       $12.123      $15.555      18,946
                                 2008       $15.555      $ 6.314      18,946
                                 2009       $ 6.314      $ 9.339      18,946
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.132         113
                                 2005       $10.132      $10.279         118
                                 2006       $10.279      $10.765           0
                                 2007       $10.765      $12.119         123
                                 2008       $12.119      $ 8.421         109
                                 2009       $ 8.421      $10.600         109
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.295         156
                                 2005       $11.295      $12.880         147
                                 2006       $12.880      $14.030         292
                                 2007       $14.030      $16.085         136
                                 2008       $16.085      $ 9.010       1,763
                                 2009       $ 9.010      $11.932       1,704
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.750       1,004
                                 2005       $10.750      $11.095         993
                                 2006       $11.095      $13.007           0
                                 2007       $13.007      $12.875         957
                                 2008       $12.875      $ 7.197       8,417
                                 2009       $ 7.197      $ 9.137       8,329

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.727           0
                                 2005       $ 9.727      $10.032           0
                                 2006       $10.032      $10.452           0
                                 2007       $10.452      $12.939           0
                                 2008       $12.939      $ 6.664           0
                                 2009       $ 6.664      $ 8.336           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.579       1,020
                                 2005       $10.579      $10.813       1,019
                                 2006       $10.813      $12.202           0
                                 2007       $12.202      $12.544         982
                                 2008       $12.544      $ 7.705       1,127
                                 2009       $ 7.705      $ 9.513       1,113
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.130          55
                                 2005       $10.130      $10.091           0
                                 2006       $10.091      $10.272           0
                                 2007       $10.272      $10.450           0
                                 2008       $10.450      $ 9.861       2,057
                                 2009       $ 9.861      $11.131       2,068
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.882       1,092
                                 2005       $ 9.882      $ 9.929       1,109
                                 2006       $ 9.929      $10.155           0
                                 2007       $10.155      $10.417       1,183
                                 2008       $10.417      $10.465       3,763
                                 2009       $10.465      $10.278       4,430
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.840           0
                                 2005       $10.840      $12.588           0
                                 2006       $12.588      $14.492           0
                                 2007       $14.492      $16.580           0
                                 2008       $16.580      $ 9.082       1,097
                                 2009       $ 9.082      $11.205       1,129
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.537           0
                                 2005       $10.537      $11.089           0
                                 2006       $11.089      $11.970           0
                                 2007       $11.970      $12.902           0
                                 2008       $12.902      $10.586           0
                                 2009       $10.586      $12.996           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.223           0
                                 2005       $11.223      $11.655           0
                                 2006       $11.655      $13.452           0
                                 2007       $13.452      $15.547           0
                                 2008       $15.547      $14.589           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.395           0
                                 2005       $11.395      $12.539           0
                                 2006       $12.539      $13.375           0
                                 2007       $13.375      $17.861           0
                                 2008       $17.861      $ 9.723           0
                                 2009       $ 9.723      $13.877           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.209           0
                                 2005       $11.209      $12.053           0
                                 2006       $12.053      $13.558         565
                                 2007       $13.558      $14.202           0
                                 2008       $14.202      $10.009         547
                                 2009       $10.009      $13.005         521
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.245           0
                                 2005       $11.245      $12.192           0
                                 2006       $12.192      $13.202           0
                                 2007       $13.202      $13.695           0
                                 2008       $13.695      $ 8.535           0
                                 2009       $ 8.535      $10.224           0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.906           0
                                 2006       $10.906      $12.993           0
                                 2007       $12.993      $11.923           0
                                 2008       $11.923      $ 7.468           0
                                 2009       $ 7.468      $ 7.057           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.238       2,108
                                 2005       $10.238      $10.381       2,122
                                 2006       $10.381      $11.962           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.781           0
                                 2005       $10.781      $10.912           0
                                 2006       $10.912      $11.771         310
                                 2007       $11.771      $11.467           0
                                 2008       $11.467      $ 7.747       1,488
                                 2009       $ 7.747      $11.727       1,421
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.335           0
                                 2005       $10.335      $10.703           0
                                 2006       $10.703      $12.320           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.563       1,075
                                 2005       $10.563      $10.538       1,101
                                 2006       $10.538      $11.331           0
                                 2007       $11.331      $11.245       1,160
                                 2008       $11.245      $ 7.842       3,928
                                 2009       $ 7.842      $11.132       3,672
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.384           0
                                 2005       $10.384      $10.580           0
                                 2006       $10.580      $11.098           0
                                 2007       $11.098      $12.043           0
                                 2008       $12.043      $ 7.419         155
                                 2009       $ 7.419      $10.087         132
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.720       1,007
                                 2005       $10.720      $11.215         982
                                 2006       $11.215      $12.355           0
                                 2007       $12.355      $13.288         927
                                 2008       $13.288      $ 8.669         923
                                 2009       $ 8.669      $10.725         918
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.862       1,094
                                 2005       $ 9.862      $10.126       1,088
                                 2006       $10.126      $11.178           0
                                 2007       $11.178      $11.171       1,103
                                 2008       $11.171      $ 6.604       1,098
                                 2009       $ 6.604      $10.518       1,092
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.694       1,009
                                 2005       $10.694      $10.725       1,027
                                 2006       $10.725      $11.703         314
                                 2007       $11.703      $11.889       1,036
                                 2008       $11.889      $ 9.027       2,083
                                 2009       $ 9.027      $10.388       2,077

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.082         974
                                 2005       $11.082      $11.534         955
                                 2006       $11.534      $13.587           0
                                 2007       $13.587      $14.288         862
                                 2008       $14.288      $ 9.393         858
                                 2009       $ 9.393      $11.244         854
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.651           0
                                 2006       $11.651      $11.697           0
                                 2007       $11.697      $12.123           0
                                 2008       $12.123      $ 6.018           0
                                 2009       $ 6.018      $ 7.780           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.296      17,596
                                 2005       $11.296      $12.595      17,587
                                 2006       $12.595      $14.450           0
                                 2007       $14.450      $14.982      17,580
                                 2008       $14.982      $ 8.738      18,728
                                 2009       $ 8.738      $11.903      18,643
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.230           0
                                 2005       $11.230      $12.044          52
                                 2006       $12.044      $13.500           0
                                 2007       $13.500      $13.011          52
                                 2008       $13.011      $ 7.884       2,247
                                 2009       $ 7.884      $10.549       2,138
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.296       1,048
                                 2005       $10.296      $10.583       1,041
                                 2006       $10.583      $10.572         574
                                 2007       $10.572      $10.708       1,151
                                 2008       $10.708      $10.218       4,709
                                 2009       $10.218      $11.549       4,792
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.876       1,093
                                 2005       $ 9.876      $ 9.922       1,110
                                 2006       $ 9.922      $10.147         635
                                 2007       $10.147      $10.401       1,184
                                 2008       $10.401      $10.396       3,790
                                 2009       $10.396      $10.174       3,856

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.508           0
                                 2005       $10.508      $10.487           0
                                 2006       $10.487      $10.324         477
                                 2007       $10.324      $11.168           0
                                 2008       $11.168      $10.148         918
                                 2009       $10.148      $11.745         923
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.197       1,114
                                 2005       $10.197      $10.212       1,136
                                 2006       $10.212      $10.368           0
                                 2007       $10.368      $11.022       1,188
                                 2008       $11.022      $11.293       6,237
                                 2009       $11.293      $12.592       6,277
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.739           0
                                 2005       $10.739      $10.785           0
                                 2006       $10.785      $11.682           0
                                 2007       $11.682      $10.911           0
                                 2008       $10.911      $ 7.340           0
                                 2009       $ 7.340      $ 7.061           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.136         969
                                 2005       $11.136      $10.393       1,060
                                 2006       $10.393      $11.315           0
                                 2007       $11.315      $11.758       1,048
                                 2008       $11.758      $10.620           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.511       1,027
                                 2005       $10.511      $11.684         943
                                 2006       $11.684      $12.722           0
                                 2007       $12.722      $15.263         807
                                 2008       $15.263      $ 8.841         804
                                 2009       $ 8.841      $11.001         799
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.403         112
                                 2005       $10.403      $10.743         117
                                 2006       $10.743      $11.481         335
                                 2007       $11.481      $12.623         112
                                 2008       $12.623      $ 7.076       2,407
                                 2009       $ 7.076      $ 9.808       2,378

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.014      17,644
                                 2005       $11.014      $11.165      17,654
                                 2006       $11.165      $12.949         737
                                 2007       $12.949      $13.040      17,611
                                 2008       $13.040      $ 8.124      18,755
                                 2009       $ 8.124      $ 9.946      18,736
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.835       1,097
                                 2005       $ 9.835      $ 9.634       1,143
                                 2006       $ 9.634      $10.233           0
                                 2007       $10.233      $10.407       1,184
                                 2008       $10.407      $ 8.840       1,179
                                 2009       $ 8.840      $ 9.840       1,172
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.005           0
                                 2005       $12.005      $15.491           0
                                 2006       $15.491      $21.124         130
                                 2007       $21.124      $28.413           0
                                 2008       $28.413      $ 9.781         119
                                 2009       $ 9.781      $20.382         119
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.352           0
                                 2005       $12.352      $18.314           0
                                 2006       $18.314      $22.288           0
                                 2007       $22.288      $31.665           0
                                 2008       $31.665      $16.674         818
                                 2009       $16.674      $25.677         789
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.019           0
                                 2005       $11.019      $11.969           0
                                 2006       $11.969      $12.277           0
                                 2007       $12.277      $14.111           0
                                 2008       $14.111      $ 7.333           0
                                 2009       $ 7.333      $11.209           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.103           0
                                 2005       $10.103      $10.200           0
                                 2006       $10.200      $10.281           0
                                 2007       $10.281      $10.753           0
                                 2008       $10.753      $10.670         267
                                 2009       $10.670      $10.520         267

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.991         107
                                 2005       $10.991      $11.789         103
                                 2006       $11.789      $13.365           0
                                 2007       $13.365      $13.392         106
                                 2008       $13.392      $ 8.874       6,338
                                 2009       $ 8.874      $10.766       6,552
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.297          57
                                 2005       $10.297      $11.624          56
                                 2006       $11.624      $11.796           0
                                 2007       $11.796      $14.027          51
                                 2008       $14.027      $ 6.945         336
                                 2009       $ 6.945      $11.211         331
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.746      24,708
                                 2005       $12.746      $14.547      24,618
                                 2006       $14.547      $19.578         582
                                 2007       $19.578      $15.830      24,640
                                 2008       $15.830      $ 9.584      29,447
                                 2009       $ 9.584      $12.038      29,312
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.450       2,608
                                 2008       $ 9.450      $ 5.858       2,596
                                 2009       $ 5.858      $ 7.407       2,582
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.688           0
                                 2008       $ 9.688      $ 6.096           0
                                 2009       $ 6.096      $ 7.419           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.762           0
                                 2009       $ 6.762      $11.837           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.651           0
                                 2005       $10.651      $10.972           0
                                 2006       $10.972      $12.107           0
                                 2007       $12.107      $11.988           0
                                 2008       $11.988      $ 5.633       6,071
                                 2009       $ 5.633      $ 8.131       4,649
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.213           0
                                 2005       $10.213      $10.834           0
                                 2006       $10.834      $11.227           0
                                 2007       $11.227      $12.254           0
                                 2008       $12.254      $ 6.869         972
                                 2009       $ 6.869      $ 8.101         742
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.730           0
                                 2007       $10.730      $11.308           0
                                 2008       $11.308      $ 7.698       3,059
                                 2009       $ 7.698      $ 9.625       3,018
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.892           0
                                 2005       $10.892      $11.416           0
                                 2006       $11.416      $12.379           0
                                 2007       $12.379      $13.216           0
                                 2008       $13.216      $ 9.208       4,981
                                 2009       $ 9.208      $11.682       5,034

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.014           0
                                 2005       $10.014      $10.931           0
                                 2006       $10.931      $11.204           0
                                 2007       $11.204      $13.093           0
                                 2008       $13.093      $ 6.870       2,608
                                 2009       $ 6.870      $ 9.883       2,626
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.130           0
                                 2005       $10.130      $11.298           0
                                 2006       $11.298      $13.132           0
                                 2007       $13.132      $17.087           0
                                 2008       $17.087      $ 9.137       5,782
                                 2009       $ 9.137      $13.452       3,398
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.535           0
                                 2005       $10.535      $11.275           0
                                 2006       $11.275      $12.105           0
                                 2007       $12.105      $15.524           0
                                 2008       $15.524      $ 6.298       9,160
                                 2009       $ 6.298      $ 9.311       6,121
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.127           0
                                 2005       $10.127      $10.269           0
                                 2006       $10.269      $10.749           0
                                 2007       $10.749      $12.094           0
                                 2008       $12.094      $ 8.400       4,539
                                 2009       $ 8.400      $10.568       4,632
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.290           0
                                 2005       $11.290      $12.867           0
                                 2006       $12.867      $14.009           0
                                 2007       $14.009      $16.053           0
                                 2008       $16.053      $ 8.988      22,621
                                 2009       $ 8.988      $11.896      22,489
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.745           0
                                 2005       $10.745      $11.084           0
                                 2006       $11.084      $12.988           0
                                 2007       $12.988      $12.849           0
                                 2008       $12.849      $ 7.179      14,844
                                 2009       $ 7.179      $ 9.109      15,575

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.723           0
                                 2005       $ 9.723      $10.022           0
                                 2006       $10.022      $10.436           0
                                 2007       $10.436      $12.913           0
                                 2008       $12.913      $ 6.647       1,195
                                 2009       $ 6.647      $ 8.310       1,570
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.575           0
                                 2005       $10.575      $10.803           0
                                 2006       $10.803      $12.184           0
                                 2007       $12.184      $12.519           0
                                 2008       $12.519      $ 7.686      15,389
                                 2009       $ 7.686      $ 9.484      13,481
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.126           0
                                 2005       $10.126      $10.081           0
                                 2006       $10.081      $10.257           0
                                 2007       $10.257      $10.429           0
                                 2008       $10.429      $ 9.837      20,532
                                 2009       $ 9.837      $11.097      20,401
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.878           0
                                 2005       $ 9.878      $ 9.919           0
                                 2006       $ 9.919      $10.140           0
                                 2007       $10.140      $10.396           0
                                 2008       $10.396      $10.438      12,847
                                 2009       $10.438      $10.247      12,906
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.835           0
                                 2005       $10.835      $12.575           0
                                 2006       $12.575      $14.471           0
                                 2007       $14.471      $16.547           0
                                 2008       $16.547      $ 9.059      13,304
                                 2009       $ 9.059      $11.171      12,594
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.532           0
                                 2005       $10.532      $11.079           0
                                 2006       $11.079      $11.952           0
                                 2007       $11.952      $12.877           0
                                 2008       $12.877      $10.560       8,596
                                 2009       $10.560      $12.956      11,223

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.218           0
                                 2005       $11.218      $11.644           0
                                 2006       $11.644      $13.432           0
                                 2007       $13.432      $15.516           0
                                 2008       $15.516      $14.557           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.390           0
                                 2005       $11.390      $12.526           0
                                 2006       $12.526      $13.355           0
                                 2007       $13.355      $17.825           0
                                 2008       $17.825      $ 9.698      14,617
                                 2009       $ 9.698      $13.835      12,181
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.204           0
                                 2005       $11.204      $12.042           0
                                 2006       $12.042      $13.538           0
                                 2007       $13.538      $14.173           0
                                 2008       $14.173      $ 9.984      15,967
                                 2009       $ 9.984      $12.966      11,276
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239           0
                                 2005       $11.239      $12.180           0
                                 2006       $12.180      $13.182           0
                                 2007       $13.182      $13.667           0
                                 2008       $13.667      $ 8.513       9,818
                                 2009       $ 8.513      $10.193       6,138
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.903           0
                                 2006       $10.903      $12.982           0
                                 2007       $12.982      $11.907           0
                                 2008       $11.907      $ 7.454      10,377
                                 2009       $ 7.454      $ 7.042           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.234           0
                                 2005       $10.234      $10.371           0
                                 2006       $10.371      $11.944           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.776           0
                                 2005       $10.776      $10.902           0
                                 2006       $10.902      $11.754           0
                                 2007       $11.754      $11.444           0
                                 2008       $11.444      $ 7.728       9,826
                                 2009       $ 7.728      $11.691       7,132
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.330           0
                                 2005       $10.330      $10.692           0
                                 2006       $10.692      $12.302           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.558           0
                                 2005       $10.558      $10.528           0
                                 2006       $10.528      $11.314           0
                                 2007       $11.314      $11.223           0
                                 2008       $11.223      $ 7.822       3,240
                                 2009       $ 7.822      $11.098       3,573
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.379           0
                                 2005       $10.379      $10.570           0
                                 2006       $10.570      $11.082           0
                                 2007       $11.082      $12.019           0
                                 2008       $12.019      $ 7.400       3,867
                                 2009       $ 7.400      $10.056       3,147
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.715           0
                                 2005       $10.715      $11.205           0
                                 2006       $11.205      $12.337           0
                                 2007       $12.337      $13.261           0
                                 2008       $13.261      $ 8.647         343
                                 2009       $ 8.647      $10.692         397
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.857           0
                                 2005       $ 9.857      $10.116           0
                                 2006       $10.116      $11.162           0
                                 2007       $11.162      $11.149           0
                                 2008       $11.149      $ 6.588         499
                                 2009       $ 6.588      $10.486         209
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.689           0
                                 2005       $10.689      $10.715           0
                                 2006       $10.715      $11.686           0
                                 2007       $11.686      $11.865           0
                                 2008       $11.865      $ 9.005       2,180
                                 2009       $ 9.005      $10.357       3,779

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.077           0
                                 2005       $11.077      $11.523           0
                                 2006       $11.523      $13.567           0
                                 2007       $13.567      $14.260           0
                                 2008       $14.260      $ 9.370         661
                                 2009       $ 9.370      $11.210         465
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.647           0
                                 2006       $11.647      $11.687           0
                                 2007       $11.687      $12.106           0
                                 2008       $12.106      $ 6.007       7,330
                                 2009       $ 6.007      $ 7.762       6,908
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.291           0
                                 2005       $11.291      $12.583           0
                                 2006       $12.583      $14.429           0
                                 2007       $14.429      $14.952           0
                                 2008       $14.952      $ 8.716       5,588
                                 2009       $ 8.716      $11.867       5,468
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.224           0
                                 2005       $11.224      $12.032           0
                                 2006       $12.032      $13.480           0
                                 2007       $13.480      $12.985           0
                                 2008       $12.985      $ 7.864       8,715
                                 2009       $ 7.864      $10.517       9,238
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.291           0
                                 2005       $10.291      $10.572           0
                                 2006       $10.572      $10.556           0
                                 2007       $10.556      $10.687           0
                                 2008       $10.687      $10.192       6,546
                                 2009       $10.192      $11.514       5,678
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.872           0
                                 2005       $ 9.872      $ 9.912           0
                                 2006       $ 9.912      $10.132           0
                                 2007       $10.132      $10.381           0
                                 2008       $10.381      $10.370      18,607
                                 2009       $10.370      $10.143      22,386

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.503           0
                                 2005       $10.503      $10.476           0
                                 2006       $10.476      $10.308           0
                                 2007       $10.308      $11.146           0
                                 2008       $11.146      $10.123      13,770
                                 2009       $10.123      $11.709      15,158
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.193           0
                                 2005       $10.193      $10.202           0
                                 2006       $10.202      $10.352           0
                                 2007       $10.352      $10.999           0
                                 2008       $10.999      $11.264      18,123
                                 2009       $11.264      $12.554      22,531
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.735           0
                                 2005       $10.735      $10.776           0
                                 2006       $10.776      $11.666           0
                                 2007       $11.666      $10.891           0
                                 2008       $10.891      $ 7.322         599
                                 2009       $ 7.322      $ 7.043           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.130           0
                                 2005       $11.130      $10.383           0
                                 2006       $10.383      $11.298           0
                                 2007       $11.298      $11.735           0
                                 2008       $11.735      $10.599           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.506           0
                                 2005       $10.506      $11.673           0
                                 2006       $11.673      $12.703           0
                                 2007       $12.703      $15.232           0
                                 2008       $15.232      $ 8.819       1,431
                                 2009       $ 8.819      $10.968       5,583
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.398           0
                                 2005       $10.398      $10.732           0
                                 2006       $10.732      $11.464           0
                                 2007       $11.464      $12.598           0
                                 2008       $12.598      $ 7.058      10,952
                                 2009       $ 7.058      $ 9.778       9,310

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.009           0
                                 2005       $11.009      $11.154           0
                                 2006       $11.154      $12.930           0
                                 2007       $12.930      $13.014           0
                                 2008       $13.014      $ 8.103      17,220
                                 2009       $ 8.103      $ 9.916      13,471
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.830           0
                                 2005       $ 9.830      $ 9.625           0
                                 2006       $ 9.625      $10.218           0
                                 2007       $10.218      $10.386           0
                                 2008       $10.386      $ 8.818       2,587
                                 2009       $ 8.818      $ 9.810       1,888
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.000           0
                                 2005       $12.000      $15.476           0
                                 2006       $15.476      $21.093           0
                                 2007       $21.093      $28.356           0
                                 2008       $28.356      $ 9.756       2,425
                                 2009       $ 9.756      $20.321       2,710
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.346           0
                                 2005       $12.346      $18.296           0
                                 2006       $18.296      $22.255           0
                                 2007       $22.255      $31.601           0
                                 2008       $31.601      $16.633         759
                                 2009       $16.633      $25.599       1,554
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.014           0
                                 2005       $11.014      $11.958           0
                                 2006       $11.958      $12.258           0
                                 2007       $12.258      $14.083           0
                                 2008       $14.083      $ 7.314       1,261
                                 2009       $ 7.314      $11.175         805
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.098           0
                                 2005       $10.098      $10.190           0
                                 2006       $10.190      $10.265           0
                                 2007       $10.265      $10.732           0
                                 2008       $10.732      $10.643       1,909
                                 2009       $10.643      $10.488         104

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.986           0
                                 2005       $10.986      $11.777           0
                                 2006       $11.777      $13.345           0
                                 2007       $13.345      $13.366           0
                                 2008       $13.366      $ 8.852       7,906
                                 2009       $ 8.852      $10.733       8,902
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.292           0
                                 2005       $10.292      $11.613           0
                                 2006       $11.613      $11.779           0
                                 2007       $11.779      $13.999           0
                                 2008       $13.999      $ 6.927           0
                                 2009       $ 6.927      $11.177           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.740           0
                                 2005       $12.740      $14.533           0
                                 2006       $14.533      $19.549           0
                                 2007       $19.549      $15.798           0
                                 2008       $15.798      $ 9.560       7,669
                                 2009       $ 9.560      $12.002      10,495
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.446           0
                                 2008       $ 9.446      $ 5.853       1,197
                                 2009       $ 5.853      $ 7.397         328
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.685           0
                                 2008       $ 9.685      $ 6.091       1,880
                                 2009       $ 6.091      $ 7.409       1,906
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.745       1,022
                                 2009       $ 6.745      $11.801       2,171



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                           MORTALITY & EXPENSE = 2.3



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.641         0
                                 2005       $10.641      $10.950         0
                                 2006       $10.950      $12.071         0
                                 2007       $12.071      $11.941         0
                                 2008       $11.941      $ 5.605         0
                                 2009       $ 5.605      $ 8.082         0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.203         0
                                 2005       $10.203      $10.813         0
                                 2006       $10.813      $11.194         0
                                 2007       $11.194      $12.205         0
                                 2008       $12.205      $ 6.834         0
                                 2009       $ 6.834      $ 8.052         0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.723         0
                                 2007       $10.723      $11.288         0
                                 2008       $11.288      $ 7.676         0
                                 2009       $ 7.676      $ 9.589         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.882         0
                                 2005       $10.882      $11.394         0
                                 2006       $11.394      $12.342         0
                                 2007       $12.342      $13.163         0
                                 2008       $13.163      $ 9.162         0
                                 2009       $ 9.162      $11.612         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.005         0
                                 2005       $10.005      $10.910         0
                                 2006       $10.910      $11.170         0
                                 2007       $11.170      $13.041         0
                                 2008       $13.041      $ 6.835         0
                                 2009       $ 6.835      $ 9.823         0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.120         0
                                 2005       $10.120      $11.276         0
                                 2006       $11.276      $13.093         0
                                 2007       $13.093      $17.019         0
                                 2008       $17.019      $ 9.091         0
                                 2009       $ 9.091      $13.371         0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.525         0
                                 2005       $10.525      $11.253         0
                                 2006       $11.253      $12.069         0
                                 2007       $12.069      $15.462         0
                                 2008       $15.462      $ 6.266         0
                                 2009       $ 6.266      $ 9.254         0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.118         0
                                 2005       $10.118      $10.249         0
                                 2006       $10.249      $10.717         0
                                 2007       $10.717      $12.046         0
                                 2008       $12.046      $ 8.358         0
                                 2009       $ 8.358      $10.504         0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.279         0
                                 2005       $11.279      $12.842         0
                                 2006       $12.842      $13.967         0
                                 2007       $13.967      $15.989         0
                                 2008       $15.989      $ 8.943         0
                                 2009       $ 8.943      $11.824         0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.735         0
                                 2005       $10.735      $11.062         0
                                 2006       $11.062      $12.949         0
                                 2007       $12.949      $12.798         0
                                 2008       $12.798      $ 7.143         0
                                 2009       $ 7.143      $ 9.054         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.714         0
                                 2005       $ 9.714      $10.003         0
                                 2006       $10.003      $10.405         0
                                 2007       $10.405      $12.861         0
                                 2008       $12.861      $ 6.614         0
                                 2009       $ 6.614      $ 8.260         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.565         0
                                 2005       $10.565      $10.782         0
                                 2006       $10.782      $12.148         0
                                 2007       $12.148      $12.469         0
                                 2008       $12.469      $ 7.647         0
                                 2009       $ 7.647      $ 9.427         0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.116         0
                                 2005       $10.116      $10.061         0
                                 2006       $10.061      $10.227         0
                                 2007       $10.227      $10.388         0
                                 2008       $10.388      $ 9.787         0
                                 2009       $ 9.787      $11.030         0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.869         0
                                 2005       $ 9.869      $ 9.900         0
                                 2006       $ 9.900      $10.110         0
                                 2007       $10.110      $10.355         0
                                 2008       $10.355      $10.386         0
                                 2009       $10.386      $10.185         0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.825         0
                                 2005       $10.825      $12.551         0
                                 2006       $12.551      $14.428         0
                                 2007       $14.428      $16.481         0
                                 2008       $16.481      $ 9.014         0
                                 2009       $ 9.014      $11.104         0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.522         0
                                 2005       $10.522      $11.057         0
                                 2006       $11.057      $11.916         0
                                 2007       $11.916      $12.825         0
                                 2008       $12.825      $10.507         0
                                 2009       $10.507      $12.878         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.207         0
                                 2005       $11.207      $11.621         0
                                 2006       $11.621      $13.392         0
                                 2007       $13.392      $15.454         0
                                 2008       $15.454      $14.494         0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.379         0
                                 2005       $11.379      $12.502         0
                                 2006       $12.502      $13.315         0
                                 2007       $13.315      $17.754         0
                                 2008       $17.754      $ 9.649         0
                                 2009       $ 9.649      $13.752         0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.193         0
                                 2005       $11.193      $12.018         0
                                 2006       $12.018      $13.498         0
                                 2007       $13.498      $14.117         0
                                 2008       $14.117      $ 9.934         0
                                 2009       $ 9.934      $12.888         0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.229         0
                                 2005       $11.229      $12.156         0
                                 2006       $12.156      $13.143         0
                                 2007       $13.143      $13.613         0
                                 2008       $13.613      $ 8.471         0
                                 2009       $ 8.471      $10.132         0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.895         0
                                 2006       $10.895      $12.960         0
                                 2007       $12.960      $11.874         0
                                 2008       $11.874      $ 7.426         0
                                 2009       $ 7.426      $ 7.013         0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.224         0
                                 2005       $10.224      $10.351         0
                                 2006       $10.351      $11.909         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.766         0
                                 2005       $10.766      $10.881         0
                                 2006       $10.881      $11.719         0
                                 2007       $11.719      $11.398         0
                                 2008       $11.398      $ 7.689         0
                                 2009       $ 7.689      $11.621         0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.320         0
                                 2005       $10.320      $10.672         0
                                 2006       $10.672      $12.265         0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.549         0
                                 2005       $10.549      $10.507         0
                                 2006       $10.507      $11.281         0
                                 2007       $11.281      $11.178         0
                                 2008       $11.178      $ 7.783         0
                                 2009       $ 7.783      $11.031         0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.370         0
                                 2005       $10.370      $10.549         0
                                 2006       $10.549      $11.049         0
                                 2007       $11.049      $11.971         0
                                 2008       $11.971      $ 7.363         0
                                 2009       $ 7.363      $ 9.996         0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.705         0
                                 2005       $10.705      $11.183         0
                                 2006       $11.183      $12.300         0
                                 2007       $12.300      $13.208         0
                                 2008       $13.208      $ 8.604         0
                                 2009       $ 8.604      $10.628         0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.848         0
                                 2005       $ 9.848      $10.096         0
                                 2006       $10.096      $11.129         0
                                 2007       $11.129      $11.105         0
                                 2008       $11.105      $ 6.555         0
                                 2009       $ 6.555      $10.422         0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.679         0
                                 2005       $10.679      $10.694         0
                                 2006       $10.694      $11.651         0
                                 2007       $11.651      $11.818         0
                                 2008       $11.818      $ 8.959         0
                                 2009       $ 8.959      $10.294         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.067         0
                                 2005       $11.067      $11.500         0
                                 2006       $11.500      $13.527         0
                                 2007       $13.527      $14.203         0
                                 2008       $14.203      $ 9.323         0
                                 2009       $ 9.323      $11.142         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.639         0
                                 2006       $11.639      $11.667         0
                                 2007       $11.667      $12.073         0
                                 2008       $12.073      $ 5.984         0
                                 2009       $ 5.984      $ 7.725         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.280         0
                                 2005       $11.280      $12.558         0
                                 2006       $12.558      $14.386         0
                                 2007       $14.386      $14.893         0
                                 2008       $14.893      $ 8.673         0
                                 2009       $ 8.673      $11.796         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.214         0
                                 2005       $11.214      $12.009         0
                                 2006       $12.009      $13.440         0
                                 2007       $13.440      $12.933         0
                                 2008       $12.933      $ 7.825         0
                                 2009       $ 7.825      $10.454         0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.281         0
                                 2005       $10.281      $10.552         0
                                 2006       $10.552      $10.525         0
                                 2007       $10.525      $10.644         0
                                 2008       $10.644      $10.141         0
                                 2009       $10.141      $11.445         0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.862         0
                                 2005       $ 9.862      $ 9.893         0
                                 2006       $ 9.893      $10.102         0
                                 2007       $10.102      $10.339         0
                                 2008       $10.339      $10.318         0
                                 2009       $10.318      $10.082         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.494         0
                                 2005       $10.494      $10.456         0
                                 2006       $10.456      $10.278         0
                                 2007       $10.278      $11.101         0
                                 2008       $11.101      $10.072         0
                                 2009       $10.072      $11.639         0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.183         0
                                 2005       $10.183      $10.182         0
                                 2006       $10.182      $10.322         0
                                 2007       $10.322      $10.956         0
                                 2008       $10.956      $11.208         0
                                 2009       $11.208      $12.478         0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.728         0
                                 2005       $10.728      $10.758         0
                                 2006       $10.758      $11.634         0
                                 2007       $11.634      $10.850         0
                                 2008       $10.850      $ 7.287         0
                                 2009       $ 7.287      $ 7.007         0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.120         0
                                 2005       $11.120      $10.362         0
                                 2006       $10.362      $11.265         0
                                 2007       $11.265      $11.688         0
                                 2008       $11.688      $10.556         0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.496         0
                                 2005       $10.496      $11.650         0
                                 2006       $11.650      $12.666         0
                                 2007       $12.666      $15.171         0
                                 2008       $15.171      $ 8.775         0
                                 2009       $ 8.775      $10.902         0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.388         0
                                 2005       $10.388      $10.711         0
                                 2006       $10.711      $11.430         0
                                 2007       $11.430      $12.548         0
                                 2008       $12.548      $ 7.023         0
                                 2009       $ 7.023      $ 9.719         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $10.999         0
                                 2005       $10.999      $11.132         0
                                 2006       $11.132      $12.892         0
                                 2007       $12.892      $12.962         0
                                 2008       $12.962      $ 8.063         0
                                 2009       $ 8.063      $ 9.856         0
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.821         0
                                 2005       $ 9.821      $ 9.606         0
                                 2006       $ 9.606      $10.187         0
                                 2007       $10.187      $10.345         0
                                 2008       $10.345      $ 8.774         0
                                 2009       $ 8.774      $ 9.751         0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $11.988         0
                                 2005       $11.988      $15.446         0
                                 2006       $15.446      $21.030         0
                                 2007       $21.030      $28.243         0
                                 2008       $28.243      $ 9.708         0
                                 2009       $ 9.708      $20.198         0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.334         0
                                 2005       $12.334      $18.261         0
                                 2006       $18.261      $22.189         0
                                 2007       $22.189      $31.475         0
                                 2008       $31.475      $16.549         0
                                 2009       $16.549      $25.445         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.004         0
                                 2005       $11.004      $11.934         0
                                 2006       $11.934      $12.222         0
                                 2007       $12.222      $14.026         0
                                 2008       $14.026      $ 7.278         0
                                 2009       $ 7.278      $11.107         0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.089         0
                                 2005       $10.089      $10.170         0
                                 2006       $10.170      $10.235         0
                                 2007       $10.235      $10.689         0
                                 2008       $10.689      $10.590         0
                                 2009       $10.590      $10.425         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.976         0
                                 2005       $10.976      $11.754         0
                                 2006       $11.754      $13.306         0
                                 2007       $13.306      $13.312         0
                                 2008       $13.312      $ 8.807         0
                                 2009       $ 8.807      $10.668         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.282         0
                                 2005       $10.282      $11.590         0
                                 2006       $11.590      $11.744         0
                                 2007       $11.744      $13.943         0
                                 2008       $13.943      $ 6.893         0
                                 2009       $ 6.893      $11.110         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.728         0
                                 2005       $12.728      $14.505         0
                                 2006       $14.505      $19.491         0
                                 2007       $19.491      $15.735         0
                                 2008       $15.735      $ 9.512         0
                                 2009       $ 9.512      $11.929         0
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.440         0
                                 2008       $ 9.440      $ 5.843         0
                                 2009       $ 5.843      $ 7.377         0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.678         0
                                 2008       $ 9.678      $ 6.081         0
                                 2009       $ 6.081      $ 7.389         0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.711         0
                                 2009       $ 6.711      $11.730         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.35



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.636         0
                                 2005       $10.636      $10.939         0
                                 2006       $10.939      $12.053         0
                                 2007       $12.053      $11.917         0
                                 2008       $11.917      $ 5.591         0
                                 2009       $ 5.591      $ 8.057         0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.198         0
                                 2005       $10.198      $10.803         0
                                 2006       $10.803      $11.177         0
                                 2007       $11.177      $12.181         0
                                 2008       $12.181      $ 6.817         0
                                 2009       $ 6.817      $ 8.028         0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.719         0
                                 2007       $10.719      $11.279         0
                                 2008       $11.279      $ 7.666         0
                                 2009       $ 7.666      $ 9.571         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.877         0
                                 2005       $10.877      $11.383         0
                                 2006       $11.383      $12.324         0
                                 2007       $12.324      $13.137         0
                                 2008       $13.137      $ 9.139         0
                                 2009       $ 9.139      $11.577         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.000         286
                                 2005       $10.000      $10.899         335
                                 2006       $10.899      $11.154         534
                                 2007       $11.154      $13.015         441
                                 2008       $13.015      $ 6.818         626
                                 2009       $ 6.818      $ 9.794           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.115           0
                                 2005       $10.115      $11.265           0
                                 2006       $11.265      $13.074           0
                                 2007       $13.074      $16.985           0
                                 2008       $16.985      $ 9.069           0
                                 2009       $ 9.069      $13.331           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.520           0
                                 2005       $10.520      $11.242           0
                                 2006       $11.242      $12.051           0
                                 2007       $12.051      $15.431           0
                                 2008       $15.431      $ 6.251           0
                                 2009       $ 6.251      $ 9.226           0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.113       1,088
                                 2005       $10.113      $10.239       1,170
                                 2006       $10.239      $10.702       1,170
                                 2007       $10.702      $12.022       1,129
                                 2008       $12.022      $ 8.337       1,129
                                 2009       $ 8.337      $10.472       1,128
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.274           0
                                 2005       $11.274      $12.829           0
                                 2006       $12.829      $13.947           0
                                 2007       $13.947      $15.957           0
                                 2008       $15.957      $ 8.920           0
                                 2009       $ 8.920      $11.788           0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.730       1,085
                                 2005       $10.730      $11.051       1,163
                                 2006       $11.051      $12.930       1,163
                                 2007       $12.930      $12.772       1,122
                                 2008       $12.772      $ 7.125       1,122
                                 2009       $ 7.125      $ 9.027       1,121

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.709          0
                                 2005       $ 9.709      $ 9.993          0
                                 2006       $ 9.993      $10.390          0
                                 2007       $10.390      $12.836          0
                                 2008       $12.836      $ 6.597          0
                                 2009       $ 6.597      $ 8.235          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.560          0
                                 2005       $10.560      $10.771          0
                                 2006       $10.771      $12.130          0
                                 2007       $12.130      $12.444          0
                                 2008       $12.444      $ 7.628          0
                                 2009       $ 7.628      $ 9.398          0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.112          0
                                 2005       $10.112      $10.051          0
                                 2006       $10.051      $10.211          0
                                 2007       $10.211      $10.367          0
                                 2008       $10.367      $ 9.763          0
                                 2009       $ 9.763      $10.997          0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.864        290
                                 2005       $ 9.864      $ 9.890        370
                                 2006       $ 9.890      $10.095        590
                                 2007       $10.095      $10.334        556
                                 2008       $10.334      $10.360        408
                                 2009       $10.360      $10.154          0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.820        699
                                 2005       $10.820      $12.539        757
                                 2006       $12.539      $14.406        879
                                 2007       $14.406      $16.448        798
                                 2008       $16.448      $ 8.991        925
                                 2009       $ 8.991      $11.070        449
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.517          0
                                 2005       $10.517      $11.046          0
                                 2006       $11.046      $11.899          0
                                 2007       $11.899      $12.799          0
                                 2008       $12.799      $10.481          0
                                 2009       $10.481      $12.839          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.202         0
                                 2005       $11.202      $11.610         0
                                 2006       $11.610      $13.372         0
                                 2007       $13.372      $15.423         0
                                 2008       $15.423      $14.462         0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.374         0
                                 2005       $11.374      $12.490         0
                                 2006       $12.490      $13.295         0
                                 2007       $13.295      $17.719         0
                                 2008       $17.719      $ 9.625         0
                                 2009       $ 9.625      $13.710         0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.188         0
                                 2005       $11.188      $12.007         0
                                 2006       $12.007      $13.478         0
                                 2007       $13.478      $14.089         0
                                 2008       $14.089      $ 9.909         0
                                 2009       $ 9.909      $12.849         0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.224         0
                                 2005       $11.224      $12.144         0
                                 2006       $12.144      $13.124         0
                                 2007       $13.124      $13.585         0
                                 2008       $13.585      $ 8.449         0
                                 2009       $ 8.449      $10.101         0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.891         0
                                 2006       $10.891      $12.949         0
                                 2007       $12.949      $11.858         0
                                 2008       $11.858      $ 7.412         0
                                 2009       $ 7.412      $ 6.999         0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.219         0
                                 2005       $10.219      $10.341         0
                                 2006       $10.341      $11.891         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.761           0
                                 2005       $10.761      $10.870           0
                                 2006       $10.870      $11.701           0
                                 2007       $11.701      $11.376           0
                                 2008       $11.376      $ 7.669           0
                                 2009       $ 7.669      $11.585           0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.315           0
                                 2005       $10.315      $10.661           0
                                 2006       $10.661      $12.247           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.544           0
                                 2005       $10.544      $10.497           0
                                 2006       $10.497      $11.264           0
                                 2007       $11.264      $11.156           0
                                 2008       $11.156      $ 7.763           0
                                 2009       $ 7.763      $10.998           0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.365           0
                                 2005       $10.365      $10.539           0
                                 2006       $10.539      $11.033           0
                                 2007       $11.033      $11.947           0
                                 2008       $11.947      $ 7.344           0
                                 2009       $ 7.344      $ 9.965           0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.700           0
                                 2005       $10.700      $11.172           0
                                 2006       $11.172      $12.282           0
                                 2007       $12.282      $13.182           0
                                 2008       $13.182      $ 8.582           0
                                 2009       $ 8.582      $10.596           0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.844           0
                                 2005       $ 9.844      $10.086           0
                                 2006       $10.086      $11.112           0
                                 2007       $11.112      $11.082           0
                                 2008       $11.082      $ 6.538           0
                                 2009       $ 6.538      $10.391           0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.674       1,759
                                 2005       $10.674      $10.684       2,021
                                 2006       $10.684      $11.634       2,445
                                 2007       $11.634      $11.794       2,342
                                 2008       $11.794      $ 8.937       2,314
                                 2009       $ 8.937      $10.263       1,124

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.061         0
                                 2005       $11.061      $11.489         0
                                 2006       $11.489      $13.507         0
                                 2007       $13.507      $14.175         0
                                 2008       $14.175      $ 9.299         0
                                 2009       $ 9.299      $11.108         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.635         0
                                 2006       $11.635      $11.657         0
                                 2007       $11.657      $12.056         0
                                 2008       $12.056      $ 5.973         0
                                 2009       $ 5.973      $ 7.706         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.275         0
                                 2005       $11.275      $12.546         0
                                 2006       $12.546      $14.365         0
                                 2007       $14.365      $14.863         0
                                 2008       $14.863      $ 8.651         0
                                 2009       $ 8.651      $11.760         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.209         0
                                 2005       $11.209      $11.997         0
                                 2006       $11.997      $13.420         0
                                 2007       $13.420      $12.907         0
                                 2008       $12.907      $ 7.805         0
                                 2009       $ 7.805      $10.422         0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.276         0
                                 2005       $10.276      $10.541         0
                                 2006       $10.541      $10.509         0
                                 2007       $10.509      $10.623         0
                                 2008       $10.623      $10.116         0
                                 2009       $10.116      $11.410         0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.858         0
                                 2005       $ 9.858      $ 9.883         0
                                 2006       $ 9.883      $10.087         0
                                 2007       $10.087      $10.318         0
                                 2008       $10.318      $10.292         0
                                 2009       $10.292      $10.052         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.489           0
                                 2005       $10.489      $10.446           0
                                 2006       $10.446      $10.263           0
                                 2007       $10.263      $11.079           0
                                 2008       $11.079      $10.047           0
                                 2009       $10.047      $11.603           0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.178       1,215
                                 2005       $10.178      $10.172       1,419
                                 2006       $10.172      $10.306       1,856
                                 2007       $10.306      $10.934       1,726
                                 2008       $10.934      $11.180       1,432
                                 2009       $11.180      $12.441         675
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.724           0
                                 2005       $10.724      $10.749           0
                                 2006       $10.749      $11.618           0
                                 2007       $11.618      $10.829           0
                                 2008       $10.829      $ 7.270           0
                                 2009       $ 7.270      $ 6.989           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.115           0
                                 2005       $11.115      $10.352           0
                                 2006       $10.352      $11.248           0
                                 2007       $11.248      $11.665           0
                                 2008       $11.665      $10.534           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.491           0
                                 2005       $10.491      $11.638           0
                                 2006       $11.638      $12.647           0
                                 2007       $12.647      $15.141           0
                                 2008       $15.141      $ 8.753           0
                                 2009       $ 8.753      $10.869           0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.383           0
                                 2005       $10.383      $10.701           0
                                 2006       $10.701      $11.413           0
                                 2007       $11.413      $12.523           0
                                 2008       $12.523      $ 7.005           0
                                 2009       $ 7.005      $ 9.690           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $10.993         651
                                 2005       $10.993      $11.121         822
                                 2006       $11.121      $12.873       1,157
                                 2007       $12.873      $12.936       1,110
                                 2008       $12.936      $ 8.042       1,333
                                 2009       $ 8.042      $ 9.826           0
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.817           0
                                 2005       $ 9.817      $ 9.596           0
                                 2006       $ 9.596      $10.172           0
                                 2007       $10.172      $10.324           0
                                 2008       $10.324      $ 8.752           0
                                 2009       $ 8.752      $ 9.721           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $11.983           0
                                 2005       $11.983      $15.431           0
                                 2006       $15.431      $20.999           0
                                 2007       $20.999      $28.186           0
                                 2008       $28.186      $ 9.683           0
                                 2009       $ 9.683      $20.137           0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.329           0
                                 2005       $12.329      $18.243           0
                                 2006       $18.243      $22.156           0
                                 2007       $22.156      $31.412           0
                                 2008       $31.412      $16.508           0
                                 2009       $16.508      $25.368           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.999           0
                                 2005       $10.999      $11.923           0
                                 2006       $11.923      $12.204           0
                                 2007       $12.204      $13.998           0
                                 2008       $13.998      $ 7.259           0
                                 2009       $ 7.259      $11.074           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.084           0
                                 2005       $10.084      $10.160           0
                                 2006       $10.160      $10.220           0
                                 2007       $10.220      $10.667           0
                                 2008       $10.667      $10.563           0
                                 2009       $10.563      $10.393           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.971         0
                                 2005       $10.971      $11.743         0
                                 2006       $11.743      $13.286         0
                                 2007       $13.286      $13.286         0
                                 2008       $13.286      $ 8.785         0
                                 2009       $ 8.785      $10.636         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.278         0
                                 2005       $10.278      $11.579         0
                                 2006       $11.579      $11.726         0
                                 2007       $11.726      $13.915         0
                                 2008       $13.915      $ 6.875         0
                                 2009       $ 6.875      $11.076         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.722         0
                                 2005       $12.722      $14.491         0
                                 2006       $14.491      $19.462         0
                                 2007       $19.462      $15.704         0
                                 2008       $15.704      $ 9.488         0
                                 2009       $ 9.488      $11.893         0
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.436         0
                                 2008       $ 9.436      $ 5.838         0
                                 2009       $ 5.838      $ 7.367         0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.675         0
                                 2008       $ 9.675      $ 6.075         0
                                 2009       $ 6.075      $ 7.379         0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.694         0
                                 2009       $ 6.694      $11.694         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.705       79,561
                                 2005       $10.705      $11.090      114,273
                                 2006       $11.090      $12.306      109,607
                                 2007       $12.306      $12.255       88,763
                                 2008       $12.255      $ 5.791       68,752
                                 2009       $ 5.791      $ 8.405       53,501
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.265       15,902
                                 2005       $10.265      $10.951       34,348
                                 2006       $10.951      $11.412       37,917
                                 2007       $11.412      $12.526       32,938
                                 2008       $12.526      $ 7.061       29,899
                                 2009       $ 7.061      $ 8.375       28,233
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.770       55,343
                                 2007       $10.770      $11.415       62,302
                                 2008       $11.415      $ 7.814       53,384
                                 2009       $ 7.814      $ 9.826       45,910
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.948       76,478
                                 2005       $10.948      $11.539      117,195
                                 2006       $11.539      $12.583      140,472
                                 2007       $12.583      $13.509      136,462
                                 2008       $13.509      $ 9.466      119,689
                                 2009       $ 9.466      $12.077       92,925

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.065       34,355
                                 2005       $10.065      $11.048       62,264
                                 2006       $11.048      $11.388       76,074
                                 2007       $11.388      $13.384       67,894
                                 2008       $13.384      $ 7.062       64,904
                                 2009       $ 7.062      $10.217       49,698
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.181       13,582
                                 2005       $10.181      $11.420       25,067
                                 2006       $11.420      $13.348       31,784
                                 2007       $13.348      $17.466       33,336
                                 2008       $17.466      $ 9.393       32,517
                                 2009       $ 9.393      $13.906       22,452
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.589       37,824
                                 2005       $10.589      $11.396       77,293
                                 2006       $11.396      $12.304      103,847
                                 2007       $12.304      $15.868      104,822
                                 2008       $15.868      $ 6.474      113,138
                                 2009       $ 6.474      $ 9.625      106,835
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.179       31,399
                                 2005       $10.179      $10.379       41,427
                                 2006       $10.379      $10.926       31,949
                                 2007       $10.926      $12.363       27,998
                                 2008       $12.363      $ 8.635       19,374
                                 2009       $ 8.635      $10.924       19,610
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.347       46,189
                                 2005       $11.347      $13.005      146,508
                                 2006       $13.005      $14.239      272,708
                                 2007       $14.239      $16.409      270,797
                                 2008       $16.409      $ 9.239      244,175
                                 2009       $ 9.239      $12.297      197,992
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.800       94,238
                                 2005       $10.800      $11.203      170,805
                                 2006       $11.203      $13.201      316,047
                                 2007       $13.201      $13.134      226,724
                                 2008       $13.134      $ 7.379      212,525
                                 2009       $ 7.379      $ 9.417      176,246

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.772       31,849
                                 2005       $ 9.772      $10.130       72,705
                                 2006       $10.130      $10.608       65,962
                                 2007       $10.608      $13.199       59,419
                                 2008       $13.199      $ 6.833       49,050
                                 2009       $ 6.833      $ 8.591       43,558
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.629      117,071
                                 2005       $10.629      $10.919      288,397
                                 2006       $10.919      $12.385      339,575
                                 2007       $12.385      $12.797      317,228
                                 2008       $12.797      $ 7.901      314,943
                                 2009       $ 7.901      $ 9.804      289,768
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.178      100,870
                                 2005       $10.178      $10.189      212,207
                                 2006       $10.189      $10.426      300,071
                                 2007       $10.426      $10.661      292,614
                                 2008       $10.661      $10.112      241,772
                                 2009       $10.112      $11.471      249,244
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.928      141,216
                                 2005       $ 9.928      $10.026      330,319
                                 2006       $10.026      $10.306      417,108
                                 2007       $10.306      $10.627      421,658
                                 2008       $10.627      $10.730      361,507
                                 2009       $10.730      $10.592      330,590
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.891       33,991
                                 2005       $10.891      $12.711      116,685
                                 2006       $12.711      $14.709      214,068
                                 2007       $14.709      $16.914      204,604
                                 2008       $16.914      $ 9.312      203,194
                                 2009       $ 9.312      $11.548      184,028
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.586       24,838
                                 2005       $10.586      $11.198       50,174
                                 2006       $11.198      $12.148       60,688
                                 2007       $12.148      $13.162       55,951
                                 2008       $13.162      $10.855       47,871
                                 2009       $10.855      $13.393       50,643

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.275        1,501
                                 2005       $11.275      $11.769       23,535
                                 2006       $11.769      $13.652       41,000
                                 2007       $13.652      $15.861       45,572
                                 2008       $15.861      $14.907            0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.448        3,126
                                 2005       $11.448      $12.661       11,317
                                 2006       $12.661      $13.574       21,648
                                 2007       $13.574      $18.221       27,999
                                 2008       $18.221      $ 9.969       37,101
                                 2009       $ 9.969      $14.302       26,786
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.261       22,651
                                 2005       $11.261      $12.171      103,932
                                 2006       $12.171      $13.760      153,576
                                 2007       $13.760      $14.488      152,056
                                 2008       $14.488      $10.263      136,183
                                 2009       $10.263      $13.403      117,027
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.297        7,472
                                 2005       $11.297      $12.311       40,059
                                 2006       $12.311      $13.399       40,322
                                 2007       $13.399      $13.970       34,771
                                 2008       $13.970      $ 8.751       28,477
                                 2009       $ 8.751      $10.537       25,376
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.944       15,736
                                 2006       $10.944      $13.104       44,335
                                 2007       $13.104      $12.087       53,029
                                 2008       $12.087      $ 7.610       45,713
                                 2009       $ 7.610      $ 7.203            0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.286       12,975
                                 2005       $10.286      $10.482       17,669
                                 2006       $10.482      $12.141       35,619

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.831       49,655
                                 2005       $10.831      $11.019      160,185
                                 2006       $11.019      $11.947      225,066
                                 2007       $11.947      $11.698      220,933
                                 2008       $11.698      $ 7.944      197,482
                                 2009       $ 7.944      $12.085      154,618
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.383        3,253
                                 2005       $10.383      $10.807        3,923
                                 2006       $10.807      $12.504        9,010
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.612       22,341
                                 2005       $10.612      $10.641       56,915
                                 2006       $10.641      $11.500       61,974
                                 2007       $11.500      $11.472       57,451
                                 2008       $11.472      $ 8.040       51,340
                                 2009       $ 8.040      $11.472       42,595
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.433        5,801
                                 2005       $10.433      $10.684      120,599
                                 2006       $10.684      $11.264      175,764
                                 2007       $11.264      $12.286      149,376
                                 2008       $12.286      $ 7.607      145,460
                                 2009       $ 7.607      $10.396      118,836
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.770        8,498
                                 2005       $10.770      $11.325       20,952
                                 2006       $11.325      $12.540       26,757
                                 2007       $12.540      $13.555       22,482
                                 2008       $13.555      $ 8.889       19,437
                                 2009       $ 8.889      $11.053       16,994
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.908       22,134
                                 2005       $ 9.908      $10.225       35,645
                                 2006       $10.225      $11.345       42,705
                                 2007       $11.345      $11.397       36,040
                                 2008       $11.397      $ 6.772       33,473
                                 2009       $ 6.772      $10.840       29,122
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.743       91,889
                                 2005       $10.743      $10.830      157,583
                                 2006       $10.830      $11.878      164,040
                                 2007       $11.878      $12.128      155,618
                                 2008       $12.128      $ 9.256      134,563
                                 2009       $ 9.256      $10.706      125,107

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.134       16,158
                                 2005       $11.134      $11.647       38,304
                                 2006       $11.647      $13.790       40,666
                                 2007       $13.790      $14.576       34,721
                                 2008       $14.576      $ 9.632       34,512
                                 2009       $ 9.632      $11.588       25,428
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.691       12,445
                                 2006       $11.691      $11.797       42,523
                                 2007       $11.797      $12.289       29,125
                                 2008       $12.289      $ 6.132       32,223
                                 2009       $ 6.132      $ 7.968       30,458
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.348       89,391
                                 2005       $11.348      $12.718      147,659
                                 2006       $12.718      $14.666      198,179
                                 2007       $14.666      $15.284      187,490
                                 2008       $15.284      $ 8.960      164,589
                                 2009       $ 8.960      $12.268      131,705
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.282       99,604
                                 2005       $11.282      $12.162      246,424
                                 2006       $12.162      $13.701      338,479
                                 2007       $13.701      $13.273      322,519
                                 2008       $13.273      $ 8.084      299,590
                                 2009       $ 8.084      $10.872      248,792
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.343       34,096
                                 2005       $10.343      $10.686      119,452
                                 2006       $10.686      $10.730      155,499
                                 2007       $10.730      $10.924      159,959
                                 2008       $10.924      $10.477      115,862
                                 2009       $10.477      $11.903      108,436
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.922       46,276
                                 2005       $ 9.922      $10.019      218,651
                                 2006       $10.019      $10.298      131,240
                                 2007       $10.298      $10.611      161,059
                                 2008       $10.611      $10.660      184,450
                                 2009       $10.660      $10.485      191,412

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.557      101,949
                                 2005       $10.557      $10.589      216,189
                                 2006       $10.589      $10.478      257,300
                                 2007       $10.478      $11.393      245,036
                                 2008       $11.393      $10.406      221,441
                                 2009       $10.406      $12.104      187,838
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.245      164,664
                                 2005       $10.245      $10.312      272,905
                                 2006       $10.312      $10.522      405,299
                                 2007       $10.522      $11.244      411,173
                                 2008       $11.244      $11.579      431,766
                                 2009       $11.579      $12.977      475,997
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.776       33,539
                                 2005       $10.776      $10.877       53,486
                                 2006       $10.877      $11.842       75,860
                                 2007       $11.842      $11.117       71,719
                                 2008       $11.117      $ 7.517       60,579
                                 2009       $ 7.517      $ 7.243            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.187       20,719
                                 2005       $11.187      $10.494       45,352
                                 2006       $10.494      $11.484       53,301
                                 2007       $11.484      $11.995       34,812
                                 2008       $11.995      $10.837            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.560        8,162
                                 2005       $10.560      $11.798       16,556
                                 2006       $11.798      $12.912       27,027
                                 2007       $12.912      $15.570       23,585
                                 2008       $15.570      $ 9.066       19,063
                                 2009       $ 9.066      $11.338       17,744
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.451       38,723
                                 2005       $10.451      $10.848      204,589
                                 2006       $10.848      $11.653      316,915
                                 2007       $11.653      $12.878      285,742
                                 2008       $12.878      $ 7.256      297,848
                                 2009       $ 7.256      $10.108      226,097

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.065      160,639
                                 2005       $11.065      $11.274      403,583
                                 2006       $11.274      $13.143      504,857
                                 2007       $13.143      $13.303      480,333
                                 2008       $13.303      $ 8.330      469,594
                                 2009       $ 8.330      $10.250      406,692
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.881       12,173
                                 2005       $ 9.881      $ 9.728       13,753
                                 2006       $ 9.728      $10.386       28,329
                                 2007       $10.386      $10.617       28,653
                                 2008       $10.617      $ 9.065       22,322
                                 2009       $ 9.065      $10.141       13,392
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.061        7,050
                                 2005       $12.061      $15.642       21,788
                                 2006       $15.642      $21.439       44,632
                                 2007       $21.439      $28.985       42,761
                                 2008       $28.985      $10.029       38,919
                                 2009       $10.029      $21.006       28,022
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.409        9,452
                                 2005       $12.409      $18.493       28,154
                                 2006       $18.493      $22.621       54,638
                                 2007       $22.621      $32.302       46,685
                                 2008       $32.302      $17.097       35,193
                                 2009       $17.097      $26.463       31,574
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.071       10,317
                                 2005       $11.071      $12.086       27,195
                                 2006       $12.086      $12.460       37,059
                                 2007       $12.460      $14.395       30,642
                                 2008       $14.395      $ 7.519       26,289
                                 2009       $ 7.519      $11.552       21,261
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.150       32,398
                                 2005       $10.150      $10.299       63,770
                                 2006       $10.299      $10.434       62,454
                                 2007       $10.434      $10.970       59,621
                                 2008       $10.970      $10.941       40,231
                                 2009       $10.941      $10.842       44,663

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.042       49,174
                                 2005       $11.042      $11.904      226,050
                                 2006       $11.904      $13.564      323,677
                                 2007       $13.564      $13.662      305,230
                                 2008       $13.662      $ 9.099      269,341
                                 2009       $ 9.099      $11.095      222,943
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.345        5,900
                                 2005       $10.345      $11.737       14,808
                                 2006       $11.737      $11.972       35,952
                                 2007       $11.972      $14.310       33,619
                                 2008       $14.310      $ 7.121       27,920
                                 2009       $ 7.121      $11.554       21,092
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.805       95,967
                                 2005       $12.805      $14.690      158,632
                                 2006       $14.690      $19.870      210,125
                                 2007       $19.870      $16.149      182,508
                                 2008       $16.149      $ 9.828      165,032
                                 2009       $ 9.828      $12.407      139,134
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.482       22,346
                                 2008       $ 9.482      $ 5.909       20,287
                                 2009       $ 5.909      $ 7.510       18,145
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.722        6,445
                                 2008       $ 9.722      $ 6.149        6,335
                                 2009       $ 6.149      $ 7.521        7,613
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.934       41,584
                                 2009       $ 6.934      $12.199       47,953



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.701       6,486
                                 2005       $10.701      $11.079       9,229
                                 2006       $11.079      $12.288       8,519
                                 2007       $12.288      $12.230       6,313
                                 2008       $12.230      $ 5.776      28,022
                                 2009       $ 5.776      $ 8.380      17,395
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.260       1,197
                                 2005       $10.260      $10.940       1,360
                                 2006       $10.940      $11.395       4,420
                                 2007       $11.395      $12.501       4,540
                                 2008       $12.501      $ 7.043      14,356
                                 2009       $ 7.043      $ 8.349      12,418
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.767       3,608
                                 2007       $10.767      $11.405      10,323
                                 2008       $11.405      $ 7.804      23,452
                                 2009       $ 7.804      $ 9.807      16,715
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.943       6,517
                                 2005       $10.943      $11.528       7,014
                                 2006       $11.528      $12.564      10,458
                                 2007       $12.564      $13.482      12,917
                                 2008       $13.482      $ 9.442      35,385
                                 2009       $ 9.442      $12.040      23,028

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.061        1,773
                                 2005       $10.061      $11.038        6,527
                                 2006       $11.038      $11.371       10,863
                                 2007       $11.371      $13.357        7,743
                                 2008       $13.357      $ 7.044       20,165
                                 2009       $ 7.044      $10.186       15,504
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.177        1,279
                                 2005       $10.177      $11.409        2,952
                                 2006       $11.409      $13.328        4,489
                                 2007       $13.328      $17.432        4,230
                                 2008       $17.432      $ 9.369       12,250
                                 2009       $ 9.369      $13.864        8,797
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.584          794
                                 2005       $10.584      $11.385          993
                                 2006       $11.385      $12.286        5,659
                                 2007       $12.286      $15.837        6,687
                                 2008       $15.837      $ 6.458       30,915
                                 2009       $ 6.458      $ 9.596       15,709
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.174        2,367
                                 2005       $10.174      $10.369       17,676
                                 2006       $10.369      $10.910       19,985
                                 2007       $10.910      $12.338       19,145
                                 2008       $12.338      $ 8.614       15,530
                                 2009       $ 8.614      $10.891       13,118
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.342        3,744
                                 2005       $11.342      $12.993       26,092
                                 2006       $12.993      $14.218       32,667
                                 2007       $14.218      $16.377       31,623
                                 2008       $16.377      $ 9.216      102,855
                                 2009       $ 9.216      $12.260       81,493
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.795        6,746
                                 2005       $10.795      $11.192       16,747
                                 2006       $11.192      $13.182       19,478
                                 2007       $13.182      $13.108       22,038
                                 2008       $13.108      $ 7.361      102,049
                                 2009       $ 7.361      $ 9.388       75,431

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.768        6,417
                                 2005       $ 9.768      $10.120       10,084
                                 2006       $10.120      $10.592       11,849
                                 2007       $10.592      $13.173       10,334
                                 2008       $13.173      $ 6.816       71,379
                                 2009       $ 6.816      $ 8.565       57,607
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.624       17,939
                                 2005       $10.624      $10.908       38,938
                                 2006       $10.908      $12.366       43,696
                                 2007       $12.366      $12.772       39,034
                                 2008       $12.772      $ 7.881      225,131
                                 2009       $ 7.881      $ 9.775      188,699
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.173        4,364
                                 2005       $10.173      $10.180       25,575
                                 2006       $10.180      $10.410       31,813
                                 2007       $10.410      $10.639       41,214
                                 2008       $10.639      $10.086      138,607
                                 2009       $10.086      $11.437      109,299
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.924       10,961
                                 2005       $ 9.924      $10.016       29,651
                                 2006       $10.016      $10.291       33,135
                                 2007       $10.291      $10.606       37,377
                                 2008       $10.606      $10.703      280,115
                                 2009       $10.703      $10.560      204,879
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.886        2,761
                                 2005       $10.886      $12.698        8,867
                                 2006       $12.698      $14.687       16,491
                                 2007       $14.687      $16.880       22,191
                                 2008       $16.880      $ 9.289       71,734
                                 2009       $ 9.289      $11.514       59,741
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.581          226
                                 2005       $10.581      $11.187        1,564
                                 2006       $11.187      $12.130        1,999
                                 2007       $12.130      $13.136        2,365
                                 2008       $13.136      $10.828       22,471
                                 2009       $10.828      $13.353       19,202

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.270         588
                                 2005       $11.270      $11.758       2,793
                                 2006       $11.758      $13.632       2,516
                                 2007       $13.632      $15.829       2,184
                                 2008       $15.829      $14.875           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.443         726
                                 2005       $11.443      $12.649       2,299
                                 2006       $12.649      $13.554       2,354
                                 2007       $13.554      $18.185       2,032
                                 2008       $18.185      $ 9.944      14,716
                                 2009       $ 9.944      $14.259      12,938
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.256       4,248
                                 2005       $11.256      $12.159      12,005
                                 2006       $12.159      $13.740      10,246
                                 2007       $13.740      $14.459       9,792
                                 2008       $14.459      $10.238      42,657
                                 2009       $10.238      $13.363      30,080
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.292         582
                                 2005       $11.292      $12.299         883
                                 2006       $12.299      $13.379         901
                                 2007       $13.379      $13.943         678
                                 2008       $13.943      $ 8.729      10,922
                                 2009       $ 8.729      $10.506       5,256
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.940         133
                                 2006       $10.940      $13.093       2,462
                                 2007       $13.093      $12.071       2,385
                                 2008       $12.071      $ 7.596      19,904
                                 2009       $ 7.596      $ 7.188           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.281         672
                                 2005       $10.281      $10.472         743
                                 2006       $10.472      $12.123         819

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.826       4,418
                                 2005       $10.826      $11.008      10,817
                                 2006       $11.008      $11.929      15,302
                                 2007       $11.929      $11.675      15,056
                                 2008       $11.675      $ 7.924      53,932
                                 2009       $ 7.924      $12.049      33,607
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.378       1,698
                                 2005       $10.378      $10.797       2,119
                                 2006       $10.797      $12.485       3,182
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.608       3,628
                                 2005       $10.608      $10.631       5,899
                                 2006       $10.631      $11.483       6,286
                                 2007       $11.483      $11.449       6,287
                                 2008       $11.449      $ 8.020      27,280
                                 2009       $ 8.020      $11.438      18,164
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.428       1,326
                                 2005       $10.428      $10.673       4,431
                                 2006       $10.673      $11.248       7,739
                                 2007       $11.248      $12.262       5,956
                                 2008       $12.262      $ 7.588      22,364
                                 2009       $ 7.588      $10.365      18,949
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.765           0
                                 2005       $10.765      $11.314       1,101
                                 2006       $11.314      $12.521       1,693
                                 2007       $12.521      $13.528       1,545
                                 2008       $13.528      $ 8.867       5,345
                                 2009       $ 8.867      $11.020       3,217
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.903         555
                                 2005       $ 9.903      $10.215       2,106
                                 2006       $10.215      $11.329       2,187
                                 2007       $11.329      $11.374       1,740
                                 2008       $11.374      $ 6.755      10,509
                                 2009       $ 6.755      $10.807      13,125
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.739       6,605
                                 2005       $10.739      $10.820      15,628
                                 2006       $10.820      $11.861      18,099
                                 2007       $11.861      $12.104      17,793
                                 2008       $12.104      $ 9.233      26,900
                                 2009       $ 9.233      $10.674      20,112

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.128         893
                                 2005       $11.128      $11.635       2,395
                                 2006       $11.635      $13.770       2,124
                                 2007       $13.770      $14.547       1,043
                                 2008       $14.547      $ 9.608       4,507
                                 2009       $ 9.608      $11.553       3,502
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.687       2,810
                                 2006       $11.687      $11.787       7,348
                                 2007       $11.787      $12.272       3,680
                                 2008       $12.272      $ 6.120       7,593
                                 2009       $ 6.120      $ 7.949       8,703
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.343       1,344
                                 2005       $11.343      $12.706       5,276
                                 2006       $12.706      $14.644      10,134
                                 2007       $14.644      $15.254      10,053
                                 2008       $15.254      $ 8.938      64,672
                                 2009       $ 8.938      $12.231      44,368
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.277       2,470
                                 2005       $11.277      $12.150       6,014
                                 2006       $12.150      $13.681      11,584
                                 2007       $13.681      $13.246      11,079
                                 2008       $13.246      $ 8.064      43,930
                                 2009       $ 8.064      $10.840      31,176
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.339       3,362
                                 2005       $10.339      $10.676       5,189
                                 2006       $10.676      $10.714       8,948
                                 2007       $10.714      $10.902       9,221
                                 2008       $10.902      $10.451      27,562
                                 2009       $10.451      $11.867      25,316
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.918      12,301
                                 2005       $ 9.918      $10.009      24,188
                                 2006       $10.009      $10.283      27,607
                                 2007       $10.283      $10.590      23,599
                                 2008       $10.590      $10.634      91,586
                                 2009       $10.634      $10.454      70,508

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.552        4,173
                                 2005       $10.552      $10.579       14,189
                                 2006       $10.579      $10.462       16,994
                                 2007       $10.462      $11.371       13,852
                                 2008       $11.371      $10.380       41,393
                                 2009       $10.380      $12.068       32,397
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.240       14,526
                                 2005       $10.240      $10.302       25,460
                                 2006       $10.302      $10.507       28,759
                                 2007       $10.507      $11.221       31,185
                                 2008       $11.221      $11.550      109,474
                                 2009       $11.550      $12.939       93,450
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.772          746
                                 2005       $10.772      $10.868        1,026
                                 2006       $10.868      $11.826          560
                                 2007       $11.826      $11.096          543
                                 2008       $11.096      $ 7.499        9,792
                                 2009       $ 7.499      $ 7.225            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.182        3,590
                                 2005       $11.182      $10.484        5,605
                                 2006       $10.484      $11.467        6,181
                                 2007       $11.467      $11.971        4,565
                                 2008       $11.971      $10.815            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.555          604
                                 2005       $10.555      $11.787        5,525
                                 2006       $11.787      $12.893        5,562
                                 2007       $12.893      $15.539        5,477
                                 2008       $15.539      $ 9.043       13,735
                                 2009       $ 9.043      $11.304       13,289
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.446        3,115
                                 2005       $10.446      $10.837        9,211
                                 2006       $10.837      $11.636       16,451
                                 2007       $11.636      $12.852       17,983
                                 2008       $12.852      $ 7.238       68,814
                                 2009       $ 7.238      $10.078       50,583

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.060      10,015
                                 2005       $11.060      $11.263      22,659
                                 2006       $11.263      $13.123      28,044
                                 2007       $13.123      $13.276      26,132
                                 2008       $13.276      $ 8.309      93,184
                                 2009       $ 8.309      $10.220      63,978
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.876       1,749
                                 2005       $ 9.876      $ 9.719       8,406
                                 2006       $ 9.719      $10.370       8,505
                                 2007       $10.370      $10.595       8,642
                                 2008       $10.595      $ 9.042       3,607
                                 2009       $ 9.042      $10.110       2,562
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.055           0
                                 2005       $12.055      $15.627         998
                                 2006       $15.627      $21.408       5,890
                                 2007       $21.408      $28.927       5,845
                                 2008       $28.927      $10.004      15,749
                                 2009       $10.004      $20.943      10,954
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.403       1,041
                                 2005       $12.403      $18.475      46,948
                                 2006       $18.475      $22.587      59,022
                                 2007       $22.587      $32.238      57,153
                                 2008       $32.238      $17.055      36,260
                                 2009       $17.055      $26.383      36,520
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.066       1,328
                                 2005       $11.066      $12.075       2,104
                                 2006       $12.075      $12.441       3,261
                                 2007       $12.441      $14.367       2,843
                                 2008       $14.367      $ 7.500       5,141
                                 2009       $ 7.500      $11.517      10,158
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.145       2,468
                                 2005       $10.145      $10.289       4,725
                                 2006       $10.289      $10.419       5,556
                                 2007       $10.419      $10.948       3,932
                                 2008       $10.948      $10.914      24,600
                                 2009       $10.914      $10.809      15,906

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.037       4,249
                                 2005       $11.037      $11.892       8,218
                                 2006       $11.892      $13.544      12,839
                                 2007       $13.544      $13.635      13,243
                                 2008       $13.635      $ 9.076      41,700
                                 2009       $ 9.076      $11.062      31,070
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.340         582
                                 2005       $10.340      $11.726         812
                                 2006       $11.726      $11.954       1,579
                                 2007       $11.954      $14.281       1,524
                                 2008       $14.281      $ 7.103       3,770
                                 2009       $ 7.103      $11.520       5,504
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.799      16,676
                                 2005       $12.799      $14.675      26,236
                                 2006       $14.675      $19.841      23,273
                                 2007       $19.841      $16.117      21,566
                                 2008       $16.117      $ 9.803      52,161
                                 2009       $ 9.803      $12.369      39,348
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.479       2,667
                                 2008       $ 9.479      $ 5.904       8,461
                                 2009       $ 5.904      $ 7.499       6,476
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.718       3,433
                                 2008       $ 9.718      $ 6.144       8,585
                                 2009       $ 6.144      $ 7.511       4,311
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.916       7,352
                                 2009       $ 6.916      $12.163       7,507



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.696      25,317
                                 2005       $10.696      $11.068      43,639
                                 2006       $11.068      $12.270      43,366
                                 2007       $12.270      $12.206      41,434
                                 2008       $12.206      $ 5.762      49,020
                                 2009       $ 5.762      $ 8.355      44,712
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.255       8,906
                                 2005       $10.255      $10.930      16,387
                                 2006       $10.930      $11.378      12,962
                                 2007       $11.378      $12.477      12,881
                                 2008       $12.477      $ 7.026      11,216
                                 2009       $ 7.026      $ 8.324      12,410
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.763      23,171
                                 2007       $10.763      $11.395      23,950
                                 2008       $11.395      $ 7.793      22,384
                                 2009       $ 7.793      $ 9.789      22,275
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.938      14,667
                                 2005       $10.938      $11.516      37,551
                                 2006       $11.516      $12.545      56,523
                                 2007       $12.545      $13.455      50,239
                                 2008       $13.455      $ 9.418      51,448
                                 2009       $ 9.418      $12.004      41,895

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.056       10,691
                                 2005       $10.056      $11.027       26,696
                                 2006       $11.027      $11.354       30,732
                                 2007       $11.354      $13.331       28,605
                                 2008       $13.331      $ 7.027       37,120
                                 2009       $ 7.027      $10.155       30,614
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.172          728
                                 2005       $10.172      $11.398        3,757
                                 2006       $11.398      $13.309        4,630
                                 2007       $13.309      $17.397        4,596
                                 2008       $17.397      $ 9.346       17,482
                                 2009       $ 9.346      $13.823        4,975
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.579       22,787
                                 2005       $10.579      $11.374       42,635
                                 2006       $11.374      $12.268       40,957
                                 2007       $12.268      $15.805       37,228
                                 2008       $15.805      $ 6.442       44,023
                                 2009       $ 6.442      $ 9.567       43,771
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.170        5,428
                                 2005       $10.170      $10.359       13,904
                                 2006       $10.359      $10.894       15,749
                                 2007       $10.894      $12.314       15,438
                                 2008       $12.314      $ 8.592       26,229
                                 2009       $ 8.592      $10.859       22,691
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.337       13,079
                                 2005       $11.337      $12.980       86,642
                                 2006       $12.980      $14.197      124,819
                                 2007       $14.197      $16.344      108,315
                                 2008       $16.344      $ 9.193      114,174
                                 2009       $ 9.193      $12.223      113,696
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.790       27,508
                                 2005       $10.790      $11.181       67,103
                                 2006       $11.181      $13.162       82,176
                                 2007       $13.162      $13.082       76,374
                                 2008       $13.082      $ 7.342       97,712
                                 2009       $ 7.342      $ 9.360       89,996

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.763       11,619
                                 2005       $ 9.763      $10.111       21,301
                                 2006       $10.111      $10.576       23,353
                                 2007       $10.576      $13.147       19,758
                                 2008       $13.147      $ 6.799       36,191
                                 2009       $ 6.799      $ 8.539       38,566
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.619       35,403
                                 2005       $10.619      $10.898       99,637
                                 2006       $10.898      $12.348      116,568
                                 2007       $12.348      $12.746      105,586
                                 2008       $12.746      $ 7.861      132,729
                                 2009       $ 7.861      $ 9.745      125,207
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.168       37,500
                                 2005       $10.168      $10.170       90,093
                                 2006       $10.170      $10.395      108,631
                                 2007       $10.395      $10.618       98,044
                                 2008       $10.618      $10.061       88,732
                                 2009       $10.061      $11.403       75,570
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.919       68,633
                                 2005       $ 9.919      $10.006      154,001
                                 2006       $10.006      $10.276      271,678
                                 2007       $10.276      $10.585      386,571
                                 2008       $10.585      $10.676      380,269
                                 2009       $10.676      $10.529      375,156
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.881        5,122
                                 2005       $10.881      $12.686       24,392
                                 2006       $12.686      $14.665       72,070
                                 2007       $14.665      $16.847       55,918
                                 2008       $16.847      $ 9.266       92,489
                                 2009       $ 9.266      $11.479       90,321
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.576       10,943
                                 2005       $10.576      $11.176       29,133
                                 2006       $11.176      $12.112       29,043
                                 2007       $12.112      $13.110       24,936
                                 2008       $13.110      $10.801       37,129
                                 2009       $10.801      $13.313       27,947

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.265       8,014
                                 2005       $11.265      $11.747      13,252
                                 2006       $11.747      $13.612      17,637
                                 2007       $13.612      $15.798      15,071
                                 2008       $15.798      $14.843           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.438      12,099
                                 2005       $11.438      $12.636      32,651
                                 2006       $12.636      $13.534      16,807
                                 2007       $13.534      $18.148      15,716
                                 2008       $18.148      $ 9.919      32,692
                                 2009       $ 9.919      $14.216      28,128
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.251      18,227
                                 2005       $11.251      $12.148      69,475
                                 2006       $12.148      $13.720      63,353
                                 2007       $13.720      $14.430      58,609
                                 2008       $14.430      $10.212      76,672
                                 2009       $10.212      $13.323      72,389
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.287       5,192
                                 2005       $11.287      $12.287      16,752
                                 2006       $12.287      $13.359      13,339
                                 2007       $13.359      $13.915      13,640
                                 2008       $13.915      $ 8.708      10,916
                                 2009       $ 8.708      $10.474      10,569
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.936       4,802
                                 2006       $10.936      $13.082      11,437
                                 2007       $13.082      $12.054      11,220
                                 2008       $12.054      $ 7.581      10,403
                                 2009       $ 7.581      $ 7.173           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.277       8,997
                                 2005       $10.277      $10.462      17,518
                                 2006       $10.462      $12.105      14,318

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.821      27,738
                                 2005       $10.821      $10.998      67,487
                                 2006       $10.998      $11.912      76,131
                                 2007       $11.912      $11.652      75,484
                                 2008       $11.652      $ 7.904      71,077
                                 2009       $ 7.904      $12.013      56,054
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.373       5,105
                                 2005       $10.373      $10.786      10,612
                                 2006       $10.786      $12.467      10,070
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.603      37,245
                                 2005       $10.603      $10.620      40,014
                                 2006       $10.620      $11.466      39,594
                                 2007       $11.466      $11.426      42,154
                                 2008       $11.426      $ 8.000      37,351
                                 2009       $ 8.000      $11.403      31,345
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.423         663
                                 2005       $10.423      $10.663      17,565
                                 2006       $10.663      $11.231      32,025
                                 2007       $11.231      $12.237      26,636
                                 2008       $12.237      $ 7.569      34,980
                                 2009       $ 7.569      $10.333      27,708
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.760       1,061
                                 2005       $10.760      $11.303       7,183
                                 2006       $11.303      $12.503       7,484
                                 2007       $12.503      $13.501       9,671
                                 2008       $13.501      $ 8.845       7,488
                                 2009       $ 8.845      $10.987       5,118
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.899       3,598
                                 2005       $ 9.899      $10.205      10,432
                                 2006       $10.205      $11.312      11,959
                                 2007       $11.312      $11.351      11,834
                                 2008       $11.351      $ 6.738      16,254
                                 2009       $ 6.738      $10.775      17,595
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.734      28,414
                                 2005       $10.734      $10.809      58,710
                                 2006       $10.809      $11.843      53,612
                                 2007       $11.843      $12.080      50,343
                                 2008       $12.080      $ 9.210      52,421
                                 2009       $ 9.210      $10.642      50,344

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.123        6,310
                                 2005       $11.123      $11.624       19,306
                                 2006       $11.624      $13.749       41,143
                                 2007       $13.749      $14.518       32,561
                                 2008       $14.518      $ 9.584       13,951
                                 2009       $ 9.584      $11.518        9,295
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.683          494
                                 2006       $11.683      $11.777        8,140
                                 2007       $11.777      $12.256        9,034
                                 2008       $12.256      $ 6.109        8,284
                                 2009       $ 6.109      $ 7.930        9,200
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.338        7,357
                                 2005       $11.338      $12.693       36,084
                                 2006       $12.693      $14.623       37,787
                                 2007       $14.623      $15.223       35,137
                                 2008       $15.223      $ 8.915       43,995
                                 2009       $ 8.915      $12.194       42,947
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.271       25,188
                                 2005       $11.271      $12.138       54,027
                                 2006       $12.138      $13.661       82,263
                                 2007       $13.661      $13.220       65,741
                                 2008       $13.220      $ 8.044       66,995
                                 2009       $ 8.044      $10.807       63,118
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.334        9,814
                                 2005       $10.334      $10.665       53,068
                                 2006       $10.665      $10.698       48,805
                                 2007       $10.698      $10.880       45,382
                                 2008       $10.880      $10.425       42,154
                                 2009       $10.425      $11.831       37,255
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.913       13,783
                                 2005       $ 9.913      $ 9.999       94,849
                                 2006       $ 9.999      $10.268       80,245
                                 2007       $10.268      $10.569       93,518
                                 2008       $10.569      $10.607      181,670
                                 2009       $10.607      $10.422      147,236

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.547       60,872
                                 2005       $10.547      $10.569       86,307
                                 2006       $10.569      $10.447       92,621
                                 2007       $10.447      $11.348       81,615
                                 2008       $11.348      $10.354      141,456
                                 2009       $10.354      $12.031      117,075
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.235       49,574
                                 2005       $10.235      $10.292      106,617
                                 2006       $10.292      $10.491      129,231
                                 2007       $10.491      $11.199      120,079
                                 2008       $11.199      $11.521      146,791
                                 2009       $11.521      $12.900      130,197
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.768       12,439
                                 2005       $10.768      $10.859       17,797
                                 2006       $10.859      $11.810       14,953
                                 2007       $11.810      $11.076       13,863
                                 2008       $11.076      $ 7.481       13,158
                                 2009       $ 7.481      $ 7.206            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.177       19,081
                                 2005       $11.177      $10.474       22,816
                                 2006       $10.474      $11.450       15,299
                                 2007       $11.450      $11.948       13,927
                                 2008       $11.948      $10.793            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.550        2,242
                                 2005       $10.550      $11.775        7,196
                                 2006       $11.775      $12.874       10,992
                                 2007       $12.874      $15.508       10,978
                                 2008       $15.508      $ 9.021        6,277
                                 2009       $ 9.021      $11.270        6,618
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.441        3,573
                                 2005       $10.441      $10.827       45,083
                                 2006       $10.827      $11.618       74,839
                                 2007       $11.618      $12.826       69,595
                                 2008       $12.826      $ 7.219       97,722
                                 2009       $ 7.219      $10.047       76,599

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.055       51,446
                                 2005       $11.055      $11.252      138,919
                                 2006       $11.252      $13.104      170,974
                                 2007       $13.104      $13.250      138,192
                                 2008       $13.250      $ 8.288      141,687
                                 2009       $ 8.288      $10.189      130,348
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.872        2,764
                                 2005       $ 9.872      $ 9.709       10,245
                                 2006       $ 9.709      $10.355       14,012
                                 2007       $10.355      $10.574       11,156
                                 2008       $10.574      $ 9.019       16,394
                                 2009       $ 9.019      $10.080       14,539
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.050          980
                                 2005       $12.050      $15.612       11,500
                                 2006       $15.612      $21.376       24,649
                                 2007       $21.376      $28.870       17,749
                                 2008       $28.870      $ 9.979       11,408
                                 2009       $ 9.979      $20.880       11,084
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.398        1,993
                                 2005       $12.398      $18.457       24,872
                                 2006       $18.457      $22.554       42,805
                                 2007       $22.554      $32.174       36,941
                                 2008       $32.174      $17.012       22,455
                                 2009       $17.012      $26.304       22,286
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.060        1,818
                                 2005       $11.060      $12.063        6,508
                                 2006       $12.063      $12.423        6,488
                                 2007       $12.423      $14.338        6,931
                                 2008       $14.338      $ 7.481        4,413
                                 2009       $ 7.481      $11.483        5,418
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.140        7,668
                                 2005       $10.140      $10.279       32,119
                                 2006       $10.279      $10.403       37,953
                                 2007       $10.403      $10.926       41,135
                                 2008       $10.926      $10.886       44,761
                                 2009       $10.886      $10.777       43,013

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.032       28,708
                                 2005       $11.032      $11.881       77,696
                                 2006       $11.881      $13.524       92,352
                                 2007       $13.524      $13.608       87,514
                                 2008       $13.608      $ 9.054       89,162
                                 2009       $ 9.054      $11.029       80,792
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.335        2,465
                                 2005       $10.335      $11.715        4,131
                                 2006       $11.715      $11.937        5,472
                                 2007       $11.937      $14.253        5,636
                                 2008       $14.253      $ 7.086        1,679
                                 2009       $ 7.086      $11.485        3,587
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.794       51,226
                                 2005       $12.794      $14.661       94,338
                                 2006       $14.661      $19.812      102,746
                                 2007       $19.812      $16.085       86,255
                                 2008       $16.085      $ 9.779       88,008
                                 2009       $ 9.779      $12.332       73,826
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.476       12,790
                                 2008       $ 9.476      $ 5.899       12,263
                                 2009       $ 5.899      $ 7.489       12,250
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.715       11,271
                                 2008       $ 9.715      $ 6.138       13,770
                                 2009       $ 6.138      $ 7.501       10,944
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.899       14,710
                                 2009       $ 6.899      $12.126       15,237



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.686       1,472
                                 2005       $10.686      $11.047           0
                                 2006       $11.047      $12.234           0
                                 2007       $12.234      $12.157           0
                                 2008       $12.157      $ 5.733           0
                                 2009       $ 5.733      $ 8.305           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.246           0
                                 2005       $10.246      $10.909           0
                                 2006       $10.909      $11.344           0
                                 2007       $11.344      $12.427           0
                                 2008       $12.427      $ 6.990           0
                                 2009       $ 6.990      $ 8.274           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.756           0
                                 2007       $10.756      $11.376           0
                                 2008       $11.376      $ 7.772           0
                                 2009       $ 7.772      $ 9.752           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.928         209
                                 2005       $10.928      $11.494         208
                                 2006       $11.494      $12.508         208
                                 2007       $12.508      $13.402         208
                                 2008       $13.402      $ 9.371       4,243
                                 2009       $ 9.371      $11.932       3,223

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.047           0
                                 2005       $10.047      $11.006           0
                                 2006       $11.006      $11.321           0
                                 2007       $11.321      $13.278           0
                                 2008       $13.278      $ 6.991           0
                                 2009       $ 6.991      $10.094           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.163           0
                                 2005       $10.163      $11.375           0
                                 2006       $11.375      $13.269           0
                                 2007       $13.269      $17.328           0
                                 2008       $17.328      $ 9.299           0
                                 2009       $ 9.299      $13.739           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.569           0
                                 2005       $10.569      $11.352           0
                                 2006       $11.352      $12.232           0
                                 2007       $12.232      $15.742         818
                                 2008       $15.742      $ 6.410         818
                                 2009       $ 6.410      $ 9.510         818
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.160           0
                                 2005       $10.160      $10.339       1,906
                                 2006       $10.339      $10.862       2,013
                                 2007       $10.862      $12.265       1,510
                                 2008       $12.265      $ 8.549       1,449
                                 2009       $ 8.549      $10.793       1,277
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.326         156
                                 2005       $11.326      $12.955         156
                                 2006       $12.955      $14.155         542
                                 2007       $14.155      $16.279         541
                                 2008       $16.279      $ 9.147       3,454
                                 2009       $ 9.147      $12.150       1,769
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.780           0
                                 2005       $10.780      $11.160       6,054
                                 2006       $11.160      $13.123       5,868
                                 2007       $13.123      $13.030       6,682
                                 2008       $13.030      $ 7.306      13,790
                                 2009       $ 7.306      $ 9.304       9,851

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.754           0
                                 2005       $ 9.754      $10.091           0
                                 2006       $10.091      $10.545           0
                                 2007       $10.545      $13.095           0
                                 2008       $13.095      $ 6.765       1,405
                                 2009       $ 6.765      $ 8.488           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.609       1,760
                                 2005       $10.609      $10.877       3,695
                                 2006       $10.877      $12.312       3,659
                                 2007       $12.312      $12.696       3,341
                                 2008       $12.696      $ 7.822       3,478
                                 2009       $ 7.822      $ 9.687       3,295
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.159       5,373
                                 2005       $10.159      $10.150      11,047
                                 2006       $10.150      $10.364      11,692
                                 2007       $10.364      $10.576      12,360
                                 2008       $10.576      $10.011      12,178
                                 2009       $10.011      $11.334      12,284
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.910           0
                                 2005       $ 9.910      $ 9.987      12,403
                                 2006       $ 9.987      $10.245      13,549
                                 2007       $10.245      $10.543      12,533
                                 2008       $10.543      $10.623      65,486
                                 2009       $10.623      $10.465      67,465
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.871         912
                                 2005       $10.871      $12.661         329
                                 2006       $12.661      $14.622         328
                                 2007       $14.622      $16.780         327
                                 2008       $16.780      $ 9.220       4,501
                                 2009       $ 9.220      $11.410       2,609
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.566           0
                                 2005       $10.566      $11.154       1,767
                                 2006       $11.154      $12.077       1,811
                                 2007       $12.077      $13.058       1,418
                                 2008       $13.058      $10.747       1,150
                                 2009       $10.747      $13.233       1,042

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.254           0
                                 2005       $11.254      $11.724           0
                                 2006       $11.724      $13.572           0
                                 2007       $13.572      $15.735           0
                                 2008       $15.735      $14.779           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.427           0
                                 2005       $11.427      $12.612           0
                                 2006       $12.612      $13.494           0
                                 2007       $13.494      $18.076           0
                                 2008       $18.076      $ 9.870           0
                                 2009       $ 9.870      $14.131           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.240           0
                                 2005       $11.240      $12.124       1,625
                                 2006       $12.124      $13.679       1,599
                                 2007       $13.679      $14.373       1,289
                                 2008       $14.373      $10.161       6,136
                                 2009       $10.161      $13.243       4,254
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.276         214
                                 2005       $11.276      $12.263         213
                                 2006       $12.263      $13.320         213
                                 2007       $13.320      $13.860         212
                                 2008       $13.860      $ 8.664       1,774
                                 2009       $ 8.664      $10.411         211
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.929           0
                                 2006       $10.929      $13.060           0
                                 2007       $13.060      $12.021           0
                                 2008       $12.021      $ 7.553           0
                                 2009       $ 7.553      $ 7.144           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.267           0
                                 2005       $10.267      $10.442           0
                                 2006       $10.442      $12.069           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.811       3,242
                                 2005       $10.811      $10.976       6,493
                                 2006       $10.976      $11.876       6,585
                                 2007       $11.876      $11.605       6,094
                                 2008       $11.605      $ 7.864      14,736
                                 2009       $ 7.864      $11.941      13,067
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.364       1,625
                                 2005       $10.364      $10.766       1,625
                                 2006       $10.766      $12.430       1,625
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.593           0
                                 2005       $10.593      $10.600           0
                                 2006       $10.600      $11.432           0
                                 2007       $11.432      $11.381           0
                                 2008       $11.381      $ 7.960           0
                                 2009       $ 7.960      $11.335           0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.413           0
                                 2005       $10.413      $10.642         254
                                 2006       $10.642      $11.198         254
                                 2007       $11.198      $12.189         253
                                 2008       $12.189      $ 7.531         253
                                 2009       $ 7.531      $10.271         253
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.750           0
                                 2005       $10.750      $11.281           0
                                 2006       $11.281      $12.466           0
                                 2007       $12.466      $13.448           0
                                 2008       $13.448      $ 8.801           0
                                 2009       $ 8.801      $10.921           0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.890           0
                                 2005       $ 9.890      $10.185           0
                                 2006       $10.185      $11.278           0
                                 2007       $11.278      $11.306           0
                                 2008       $11.306      $ 6.704           0
                                 2009       $ 6.704      $10.710           0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.724           0
                                 2005       $10.724      $10.788       1,827
                                 2006       $10.788      $11.808       1,852
                                 2007       $11.808      $12.032       1,539
                                 2008       $12.032      $ 9.164       2,383
                                 2009       $ 9.164      $10.578       1,300

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.113           0
                                 2005       $11.113      $11.602           0
                                 2006       $11.602      $13.709           0
                                 2007       $13.709      $14.461           0
                                 2008       $14.461      $ 9.536           0
                                 2009       $ 9.536      $11.449           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.675           0
                                 2006       $11.675      $11.757           0
                                 2007       $11.757      $12.222           0
                                 2008       $12.222      $ 6.086           0
                                 2009       $ 6.086      $ 7.893           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.327         555
                                 2005       $11.327      $12.669           0
                                 2006       $12.669      $14.579           0
                                 2007       $14.579      $15.163           0
                                 2008       $15.163      $ 8.871       4,442
                                 2009       $ 8.871      $12.121       4,442
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.261       1,606
                                 2005       $11.261      $12.115       1,606
                                 2006       $12.115      $13.620       1,606
                                 2007       $13.620      $13.167       1,606
                                 2008       $13.167      $ 8.004       4,623
                                 2009       $ 8.004      $10.742       4,623
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.324           0
                                 2005       $10.324      $10.645         244
                                 2006       $10.645      $10.666         244
                                 2007       $10.666      $10.837         243
                                 2008       $10.837      $10.373         243
                                 2009       $10.373      $11.760         243
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.904           0
                                 2005       $ 9.904      $ 9.980           0
                                 2006       $ 9.980      $10.237           0
                                 2007       $10.237      $10.527           0
                                 2008       $10.527      $10.554           0
                                 2009       $10.554      $10.360         168

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.538       2,088
                                 2005       $10.538      $10.548       2,332
                                 2006       $10.548      $10.416       2,088
                                 2007       $10.416      $11.303       2,088
                                 2008       $11.303      $10.302       6,163
                                 2009       $10.302      $11.959       5,258
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.226       5,528
                                 2005       $10.226      $10.272      13,752
                                 2006       $10.272      $10.460      14,624
                                 2007       $10.460      $11.154      14,134
                                 2008       $11.154      $11.464      16,322
                                 2009       $11.464      $12.822      22,266
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.761           0
                                 2005       $10.761      $10.840         246
                                 2006       $10.840      $11.778         246
                                 2007       $11.778      $11.034         246
                                 2008       $11.034      $ 7.446         246
                                 2009       $ 7.446      $ 7.170           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.167       1,052
                                 2005       $11.167      $10.454       1,052
                                 2006       $10.454      $11.416       1,052
                                 2007       $11.416      $11.900           0
                                 2008       $11.900      $10.750           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.540           0
                                 2005       $10.540      $11.752           0
                                 2006       $11.752      $12.836           0
                                 2007       $12.836      $15.447           0
                                 2008       $15.447      $ 8.975       4,744
                                 2009       $ 8.975      $11.203       1,054
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.432       3,241
                                 2005       $10.432      $10.806       3,495
                                 2006       $10.806      $11.584       3,495
                                 2007       $11.584      $12.775       3,495
                                 2008       $12.775      $ 7.183       3,495
                                 2009       $ 7.183      $ 9.987       3,494

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.045           0
                                 2005       $11.045      $11.230       1,992
                                 2006       $11.230      $13.065       1,911
                                 2007       $13.065      $13.197       1,640
                                 2008       $13.197      $ 8.247       6,961
                                 2009       $ 8.247      $10.128       5,804
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.863           0
                                 2005       $ 9.863      $ 9.690           0
                                 2006       $ 9.690      $10.324           0
                                 2007       $10.324      $10.532           0
                                 2008       $10.532      $ 8.974           0
                                 2009       $ 8.974      $10.020           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.039         264
                                 2005       $12.039      $15.582           0
                                 2006       $15.582      $21.313           0
                                 2007       $21.313      $28.755           0
                                 2008       $28.755      $ 9.929           0
                                 2009       $ 9.929      $20.755           0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.386           0
                                 2005       $12.386      $18.421           0
                                 2006       $18.421      $22.487           0
                                 2007       $22.487      $32.046           0
                                 2008       $32.046      $16.927           0
                                 2009       $16.927      $26.146           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.050         850
                                 2005       $11.050      $12.039           0
                                 2006       $12.039      $12.386           0
                                 2007       $12.386      $14.281           0
                                 2008       $14.281      $ 7.444           0
                                 2009       $ 7.444      $11.414           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.131           0
                                 2005       $10.131      $10.259       3,969
                                 2006       $10.259      $10.372       4,217
                                 2007       $10.372      $10.883       3,404
                                 2008       $10.883      $10.832       2,258
                                 2009       $10.832      $10.712       2,578

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.022           0
                                 2005       $11.022      $11.858         226
                                 2006       $11.858      $13.484         225
                                 2007       $13.484      $13.554         225
                                 2008       $13.554      $ 9.009       8,879
                                 2009       $ 9.009      $10.963       8,878
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.325           0
                                 2005       $10.325      $11.692           0
                                 2006       $11.692      $11.902           0
                                 2007       $11.902      $14.196           0
                                 2008       $14.196      $ 7.050           0
                                 2009       $ 7.050      $11.416           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.782       3,680
                                 2005       $12.782      $14.633       8,821
                                 2006       $14.633      $19.753       7,862
                                 2007       $19.753      $16.021       8,058
                                 2008       $16.021      $ 9.730      19,497
                                 2009       $ 9.730      $12.258      17,179
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.469           0
                                 2008       $ 9.469      $ 5.888       1,614
                                 2009       $ 5.888      $ 7.469           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.708       2,118
                                 2008       $ 9.708      $ 6.128       2,118
                                 2009       $ 6.128      $ 7.480       2,118
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.865       1,365
                                 2009       $ 6.865      $12.053       1,181



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.681           0
                                 2005       $10.681      $11.036         476
                                 2006       $11.036      $12.215         327
                                 2007       $12.215      $12.133         205
                                 2008       $12.133      $ 5.719       1,960
                                 2009       $ 5.719      $ 8.280       1,008
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.241           0
                                 2005       $10.241      $10.898         714
                                 2006       $10.898      $11.328         732
                                 2007       $11.328      $12.402         696
                                 2008       $12.402      $ 6.973         935
                                 2009       $ 6.973      $ 8.249         895
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.752         239
                                 2007       $10.752      $11.366         238
                                 2008       $11.366      $ 7.761       1,752
                                 2009       $ 7.761      $ 9.734         234
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.923          30
                                 2005       $10.923      $11.483       7,447
                                 2006       $11.483      $12.490       8,219
                                 2007       $12.490      $13.375       7,383
                                 2008       $13.375      $ 9.348      11,043
                                 2009       $ 9.348      $11.896       9,240

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.042           0
                                 2005       $10.042      $10.995           0
                                 2006       $10.995      $11.304           0
                                 2007       $11.304      $13.251           0
                                 2008       $13.251      $ 6.974       1,538
                                 2009       $ 6.974      $10.064       1,364
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.158           0
                                 2005       $10.158      $11.364           0
                                 2006       $11.364      $13.250           0
                                 2007       $13.250      $17.293           0
                                 2008       $17.293      $ 9.276         892
                                 2009       $ 9.276      $13.698         815
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.564          31
                                 2005       $10.564      $11.341          63
                                 2006       $11.341      $12.214          67
                                 2007       $12.214      $15.711         411
                                 2008       $15.711      $ 6.394      14,268
                                 2009       $ 6.394      $ 9.481      12,988
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.155         769
                                 2005       $10.155      $10.329       2,216
                                 2006       $10.329      $10.846       1,877
                                 2007       $10.846      $12.240       1,385
                                 2008       $12.240      $ 8.528       1,658
                                 2009       $ 8.528      $10.761       1,242
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.321       1,503
                                 2005       $11.321      $12.942       4,028
                                 2006       $12.942      $14.134       6,636
                                 2007       $14.134      $16.247       6,179
                                 2008       $16.247      $ 9.124      18,431
                                 2009       $ 9.124      $12.113      16,271
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.775         966
                                 2005       $10.775      $11.149       3,762
                                 2006       $11.149      $13.104       4,317
                                 2007       $13.104      $13.004       4,509
                                 2008       $13.004      $ 7.287       7,705
                                 2009       $ 7.287      $ 9.276       3,904

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.750         427
                                 2005       $ 9.750      $10.081       2,261
                                 2006       $10.081      $10.529       1,878
                                 2007       $10.529      $13.069       1,208
                                 2008       $13.069      $ 6.748       4,688
                                 2009       $ 6.748      $ 8.462       2,001
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.604       1,998
                                 2005       $10.604      $10.866       8,307
                                 2006       $10.866      $12.293      11,898
                                 2007       $12.293      $12.670      12,628
                                 2008       $12.670      $ 7.803      32,912
                                 2009       $ 7.803      $ 9.658      30,308
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.154       6,049
                                 2005       $10.154      $10.140       7,560
                                 2006       $10.140      $10.349       6,226
                                 2007       $10.349      $10.555       5,991
                                 2008       $10.555      $ 9.986      33,831
                                 2009       $ 9.986      $11.300      26,436
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.905       1,217
                                 2005       $ 9.905      $ 9.977      14,709
                                 2006       $ 9.977      $10.230      24,968
                                 2007       $10.230      $10.522      22,516
                                 2008       $10.522      $10.597      31,819
                                 2009       $10.597      $10.434      23,675
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.866         240
                                 2005       $10.866      $12.649       2,630
                                 2006       $12.649      $14.600       5,232
                                 2007       $14.600      $16.746       5,475
                                 2008       $16.746      $ 9.197       8,612
                                 2009       $ 9.197      $11.376       7,199
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.561           0
                                 2005       $10.561      $11.143          35
                                 2006       $11.143      $12.059          39
                                 2007       $12.059      $13.032          42
                                 2008       $13.032      $10.720         725
                                 2009       $10.720      $13.193       1,971

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.249           0
                                 2005       $11.249      $11.712           0
                                 2006       $11.712      $13.552           0
                                 2007       $13.552      $15.703           0
                                 2008       $15.703      $14.747           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.422           0
                                 2005       $11.422      $12.600           0
                                 2006       $12.600      $13.474           0
                                 2007       $13.474      $18.040           0
                                 2008       $18.040      $ 9.845       2,019
                                 2009       $ 9.845      $14.088       1,614
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.235          29
                                 2005       $11.235      $12.112       8,225
                                 2006       $12.112      $13.659      12,885
                                 2007       $13.659      $14.344      12,482
                                 2008       $14.344      $10.136      25,459
                                 2009       $10.136      $13.203      23,011
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.271           0
                                 2005       $11.271      $12.251           0
                                 2006       $12.251      $13.300       1,663
                                 2007       $13.300      $13.832       1,433
                                 2008       $13.832      $ 8.642       1,677
                                 2009       $ 8.642      $10.380       1,612
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.925           0
                                 2006       $10.925      $13.049          51
                                 2007       $13.049      $12.005          51
                                 2008       $12.005      $ 7.539         435
                                 2009       $ 7.539      $ 7.129           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.262           0
                                 2005       $10.262      $10.432           0
                                 2006       $10.432      $12.051           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.806           0
                                 2005       $10.806      $10.966       1,958
                                 2006       $10.966      $11.859       5,390
                                 2007       $11.859      $11.582       5,889
                                 2008       $11.582      $ 7.845      12,802
                                 2009       $ 7.845      $11.905       7,831
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.359           0
                                 2005       $10.359      $10.755           0
                                 2006       $10.755      $12.412           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.588           0
                                 2005       $10.588      $10.589         591
                                 2006       $10.589      $11.415         890
                                 2007       $11.415      $11.358         933
                                 2008       $11.358      $ 7.940       2,974
                                 2009       $ 7.940      $11.301       1,568
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.408           0
                                 2005       $10.408      $10.632       2,596
                                 2006       $10.632      $11.181       4,585
                                 2007       $11.181      $12.164       5,041
                                 2008       $12.164      $ 7.512       5,811
                                 2009       $ 7.512      $10.240       4,949
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.745           0
                                 2005       $10.745      $11.270       2,899
                                 2006       $11.270      $12.447       2,867
                                 2007       $12.447      $13.421       2,811
                                 2008       $13.421      $ 8.779       2,817
                                 2009       $ 8.779      $10.888       2,499
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.885           0
                                 2005       $ 9.885      $10.175       1,093
                                 2006       $10.175      $11.262       1,082
                                 2007       $11.262      $11.284       1,035
                                 2008       $11.284      $ 6.688       1,390
                                 2009       $ 6.688      $10.678       1,024
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.719       1,218
                                 2005       $10.719      $10.778       3,339
                                 2006       $10.778      $11.791       3,258
                                 2007       $11.791      $12.008       3,174
                                 2008       $12.008      $ 9.141       6,555
                                 2009       $ 9.141      $10.546       4,746

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.108       1,175
                                 2005       $11.108      $11.590       1,189
                                 2006       $11.590      $13.688       3,367
                                 2007       $13.688      $14.432       3,182
                                 2008       $14.432      $ 9.512       6,545
                                 2009       $ 9.512      $11.415       6,438
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.671           0
                                 2006       $11.671      $11.747          88
                                 2007       $11.747      $12.206          87
                                 2008       $12.206      $ 6.075          87
                                 2009       $ 6.075      $ 7.874          86
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.322           0
                                 2005       $11.322      $12.656       2,164
                                 2006       $12.656      $14.558       2,145
                                 2007       $14.558      $15.133       2,755
                                 2008       $15.133      $ 8.849       5,618
                                 2009       $ 8.849      $12.084       3,953
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.256           0
                                 2005       $11.256      $12.103       2,186
                                 2006       $12.103      $13.600       4,985
                                 2007       $13.600      $13.141       5,481
                                 2008       $13.141      $ 7.984      18,988
                                 2009       $ 7.984      $10.710      16,341
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.319       5,081
                                 2005       $10.319      $10.634       6,883
                                 2006       $10.634      $10.650       7,436
                                 2007       $10.650      $10.816       8,128
                                 2008       $10.816      $10.347       9,844
                                 2009       $10.347      $11.725       8,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.899         659
                                 2005       $ 9.899      $ 9.970       4,121
                                 2006       $ 9.970      $10.222       4,267
                                 2007       $10.222      $10.506       4,431
                                 2008       $10.506      $10.528      22,117
                                 2009       $10.528      $10.329      10,198

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.533       2,617
                                 2005       $10.533      $10.538       4,763
                                 2006       $10.538      $10.401       9,244
                                 2007       $10.401      $11.280       8,080
                                 2008       $11.280      $10.276      11,204
                                 2009       $10.276      $11.923       8,997
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.221      11,929
                                 2005       $10.221      $10.262      20,347
                                 2006       $10.262      $10.445      20,232
                                 2007       $10.445      $11.132      32,181
                                 2008       $11.132      $11.435      42,191
                                 2009       $11.435      $12.784      35,628
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.757          60
                                 2005       $10.757      $10.831       1,016
                                 2006       $10.831      $11.762       1,766
                                 2007       $11.762      $11.014       1,772
                                 2008       $11.014      $ 7.428       1,863
                                 2009       $ 7.428      $ 7.152           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.162           0
                                 2005       $11.162      $10.444           0
                                 2006       $10.444      $11.399           0
                                 2007       $11.399      $11.876           0
                                 2008       $11.876      $10.728           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.535           0
                                 2005       $10.535      $11.741           0
                                 2006       $11.741      $12.817           0
                                 2007       $12.817      $15.416           0
                                 2008       $15.416      $ 8.953       1,059
                                 2009       $ 8.953      $11.169         235
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.427       1,252
                                 2005       $10.427      $10.795       8,767
                                 2006       $10.795      $11.567      11,775
                                 2007       $11.567      $12.750      12,093
                                 2008       $12.750      $ 7.165      18,276
                                 2009       $ 7.165      $ 9.957      12,885

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.039       1,182
                                 2005       $11.039      $11.219       9,039
                                 2006       $11.219      $13.046      11,853
                                 2007       $13.046      $13.171      12,871
                                 2008       $13.171      $ 8.226      15,396
                                 2009       $ 8.226      $10.097      12,397
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.858           0
                                 2005       $ 9.858      $ 9.681         407
                                 2006       $ 9.681      $10.309         405
                                 2007       $10.309      $10.511         431
                                 2008       $10.511      $ 8.952         551
                                 2009       $ 8.952      $ 9.989         624
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.033           0
                                 2005       $12.033      $15.567         910
                                 2006       $15.567      $21.281         911
                                 2007       $21.281      $28.698       1,023
                                 2008       $28.698      $ 9.905       1,306
                                 2009       $ 9.905      $20.693       1,015
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.380           0
                                 2005       $12.380      $18.403           0
                                 2006       $18.403      $22.454       3,267
                                 2007       $22.454      $31.982       1,677
                                 2008       $31.982      $16.885       1,656
                                 2009       $16.885      $26.067       1,045
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.045           0
                                 2005       $11.045      $12.028           0
                                 2006       $12.028      $12.368           0
                                 2007       $12.368      $14.253           0
                                 2008       $14.253      $ 7.425           0
                                 2009       $ 7.425      $11.379           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.126          32
                                 2005       $10.126      $10.249         496
                                 2006       $10.249      $10.357         541
                                 2007       $10.357      $10.861         530
                                 2008       $10.861      $10.805       2,287
                                 2009       $10.805      $10.680       1,210

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.017       1,185
                                 2005       $11.017      $11.846       3,826
                                 2006       $11.846      $13.465       5,347
                                 2007       $13.465      $13.527       6,119
                                 2008       $13.527      $ 8.986       8,195
                                 2009       $ 8.986      $10.929       7,380
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.321           0
                                 2005       $10.321      $11.681           0
                                 2006       $11.681      $11.884           0
                                 2007       $11.884      $14.168           0
                                 2008       $14.168      $ 7.033         639
                                 2009       $ 7.033      $11.382          91
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.776           0
                                 2005       $12.776      $14.618      17,464
                                 2006       $14.618      $19.724      21,655
                                 2007       $19.724      $15.989      16,605
                                 2008       $15.989      $ 9.705      28,148
                                 2009       $ 9.705      $12.221      27,005
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.466           0
                                 2008       $ 9.466      $ 5.883           0
                                 2009       $ 5.883      $ 7.458           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.705           0
                                 2008       $ 9.705      $ 6.123         764
                                 2009       $ 6.123      $ 7.470         763
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.848       1,470
                                 2009       $ 6.848      $12.017           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.676      14,364
                                 2005       $10.676      $11.025      18,061
                                 2006       $11.025      $12.197      19,411
                                 2007       $12.197      $12.109      15,658
                                 2008       $12.109      $ 5.704      12,250
                                 2009       $ 5.704      $ 8.255       6,812
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.236         165
                                 2005       $10.236      $10.887         589
                                 2006       $10.887      $11.311       2,569
                                 2007       $11.311      $12.377       2,321
                                 2008       $12.377      $ 6.956         778
                                 2009       $ 6.956      $ 8.224         764
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.748         522
                                 2007       $10.748      $11.356         518
                                 2008       $11.356      $ 7.750         699
                                 2009       $ 7.750      $ 9.716         575
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.918      14,800
                                 2005       $10.918      $11.472      26,741
                                 2006       $11.472      $12.471      25,889
                                 2007       $12.471      $13.348      24,088
                                 2008       $13.348      $ 9.325      16,857
                                 2009       $ 9.325      $11.860      15,391

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.037       5,609
                                 2005       $10.037      $10.984       5,782
                                 2006       $10.984      $11.287       5,275
                                 2007       $11.287      $13.225       5,002
                                 2008       $13.225      $ 6.957       3,946
                                 2009       $ 6.957      $10.034         874
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.153       3,379
                                 2005       $10.153      $11.353       4,169
                                 2006       $11.353      $13.230       7,804
                                 2007       $13.230      $17.259       5,808
                                 2008       $17.259      $ 9.253       4,939
                                 2009       $ 9.253      $13.657       2,028
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.559       4,907
                                 2005       $10.559      $11.330       7,639
                                 2006       $11.330      $12.196       6,408
                                 2007       $12.196      $15.680       8,470
                                 2008       $15.680      $ 6.378       7,069
                                 2009       $ 6.378      $ 9.452       7,168
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.151       9,034
                                 2005       $10.151      $10.319      13,998
                                 2006       $10.319      $10.829      16,458
                                 2007       $10.829      $12.216      15,388
                                 2008       $12.216      $ 8.506      10,597
                                 2009       $ 8.506      $10.728       7,371
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.316      18,555
                                 2005       $11.316      $12.930      59,255
                                 2006       $12.930      $14.113      65,282
                                 2007       $14.113      $16.214      54,574
                                 2008       $16.214      $ 9.101      28,684
                                 2009       $ 9.101      $12.077      21,642
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.770       7,405
                                 2005       $10.770      $11.138      27,390
                                 2006       $11.138      $13.084      32,295
                                 2007       $13.084      $12.978      31,313
                                 2008       $12.978      $ 7.269      14,731
                                 2009       $ 7.269      $ 9.248      12,029

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.745      16,759
                                 2005       $ 9.745      $10.071      17,303
                                 2006       $10.071      $10.514      16,300
                                 2007       $10.514      $13.043      14,847
                                 2008       $13.043      $ 6.731      16,962
                                 2009       $ 6.731      $ 8.437      14,390
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.599      13,534
                                 2005       $10.599      $10.855      32,536
                                 2006       $10.855      $12.275      38,468
                                 2007       $12.275      $12.645      32,864
                                 2008       $12.645      $ 7.783      23,795
                                 2009       $ 7.783      $ 9.629      21,289
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.149       4,108
                                 2005       $10.149      $10.130      14,522
                                 2006       $10.130      $10.334      16,968
                                 2007       $10.334      $10.534      17,831
                                 2008       $10.534      $ 9.961      18,708
                                 2009       $ 9.961      $11.266      15,260
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.901      23,001
                                 2005       $ 9.901      $ 9.968      27,497
                                 2006       $ 9.968      $10.215      30,026
                                 2007       $10.215      $10.501      28,575
                                 2008       $10.501      $10.570      20,703
                                 2009       $10.570      $10.403      22,027
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.861       1,719
                                 2005       $10.861      $12.637      13,631
                                 2006       $12.637      $14.579      18,288
                                 2007       $14.579      $16.713      19,041
                                 2008       $16.713      $ 9.174      11,572
                                 2009       $ 9.174      $11.341      10,646
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.556       2,956
                                 2005       $10.556      $11.133       9,179
                                 2006       $11.133      $12.041      13,595
                                 2007       $12.041      $13.006       7,497
                                 2008       $13.006      $10.693       3,192
                                 2009       $10.693      $13.154       6,741

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.244       2,909
                                 2005       $11.244      $11.701       4,646
                                 2006       $11.701      $13.532       5,236
                                 2007       $13.532      $15.672       4,867
                                 2008       $15.672      $14.715           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.417          46
                                 2005       $11.417      $12.587       6,143
                                 2006       $12.587      $13.454       6,506
                                 2007       $13.454      $18.004       9,883
                                 2008       $18.004      $ 9.821      13,194
                                 2009       $ 9.821      $14.046       8,055
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.230       3,867
                                 2005       $11.230      $12.101      10,214
                                 2006       $12.101      $13.639      14,006
                                 2007       $13.639      $14.316      15,868
                                 2008       $14.316      $10.110      13,049
                                 2009       $10.110      $13.163       9,890
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.266       8,013
                                 2005       $11.266      $12.240      12,355
                                 2006       $12.240      $13.281      11,852
                                 2007       $13.281      $13.804      13,172
                                 2008       $13.804      $ 8.621      12,292
                                 2009       $ 8.621      $10.349      10,291
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.921         211
                                 2006       $10.921      $13.038         588
                                 2007       $13.038      $11.989       2,069
                                 2008       $11.989      $ 7.525       4,642
                                 2009       $ 7.525      $ 7.115           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.258       4,213
                                 2005       $10.258      $10.422      16,070
                                 2006       $10.422      $12.033      18,963

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.801      10,214
                                 2005       $10.801      $10.955      22,236
                                 2006       $10.955      $11.841      28,744
                                 2007       $11.841      $11.559      21,319
                                 2008       $11.559      $ 7.825      16,131
                                 2009       $ 7.825      $11.869      12,323
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.354       8,473
                                 2005       $10.354      $10.745      11,248
                                 2006       $10.745      $12.393      10,825
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.583       7,199
                                 2005       $10.583      $10.579      18,318
                                 2006       $10.579      $11.398      21,030
                                 2007       $11.398      $11.335      19,692
                                 2008       $11.335      $ 7.921      11,168
                                 2009       $ 7.921      $11.267       9,015
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.404         703
                                 2005       $10.404      $10.622       8,577
                                 2006       $10.622      $11.165      13,353
                                 2007       $11.165      $12.140       9,913
                                 2008       $12.140      $ 7.493       4,412
                                 2009       $ 7.493      $10.209       2,701
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.740       1,816
                                 2005       $10.740      $11.259       6,693
                                 2006       $11.259      $12.429       7,250
                                 2007       $12.429      $13.394       7,065
                                 2008       $13.394      $ 8.757       5,233
                                 2009       $ 8.757      $10.855       4,087
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.880       2,752
                                 2005       $ 9.880      $10.165       5,365
                                 2006       $10.165      $11.245       5,573
                                 2007       $11.245      $11.261       6,678
                                 2008       $11.261      $ 6.671       6,557
                                 2009       $ 6.671      $10.645       5,377
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.714       7,423
                                 2005       $10.714      $10.767      36,152
                                 2006       $10.767      $11.773      46,523
                                 2007       $11.773      $11.984      45,867
                                 2008       $11.984      $ 9.118      18,184
                                 2009       $ 9.118      $10.514      16,873

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.103         763
                                 2005       $11.103      $11.579       1,804
                                 2006       $11.579      $13.668       3,375
                                 2007       $13.668      $14.403       4,439
                                 2008       $14.403      $ 9.488       4,064
                                 2009       $ 9.488      $11.380       2,246
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.667           0
                                 2006       $11.667      $11.737         531
                                 2007       $11.737      $12.189         623
                                 2008       $12.189      $ 6.063           0
                                 2009       $ 6.063      $ 7.855           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.317      13,789
                                 2005       $11.317      $12.644      25,190
                                 2006       $12.644      $14.536      28,756
                                 2007       $14.536      $15.102      24,221
                                 2008       $15.102      $ 8.826      20,906
                                 2009       $ 8.826      $12.048      17,303
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.250      12,988
                                 2005       $11.250      $12.091      22,441
                                 2006       $12.091      $13.580      28,061
                                 2007       $13.580      $13.115      28,280
                                 2008       $13.115      $ 7.964      18,816
                                 2009       $ 7.964      $10.678      15,659
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.315       3,223
                                 2005       $10.315      $10.624      12,288
                                 2006       $10.624      $10.635      13,005
                                 2007       $10.635      $10.794      15,131
                                 2008       $10.794      $10.321      11,021
                                 2009       $10.321      $11.690       6,222
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.895      14,863
                                 2005       $ 9.895      $ 9.960      20,087
                                 2006       $ 9.960      $10.207      22,094
                                 2007       $10.207      $10.485      16,495
                                 2008       $10.485      $10.501      25,951
                                 2009       $10.501      $10.298      21,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.528       30,575
                                 2005       $10.528      $10.528       49,899
                                 2006       $10.528      $10.385       44,452
                                 2007       $10.385      $11.258       45,476
                                 2008       $11.258      $10.251      121,212
                                 2009       $10.251      $11.887      109,743
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.216       22,121
                                 2005       $10.216      $10.252       39,871
                                 2006       $10.252      $10.429       53,599
                                 2007       $10.429      $11.110       64,026
                                 2008       $11.110      $11.407       69,955
                                 2009       $11.407      $12.745       64,059
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.754        1,937
                                 2005       $10.754      $10.822       11,241
                                 2006       $10.822      $11.746       11,704
                                 2007       $11.746      $10.993       10,598
                                 2008       $10.993      $ 7.410        2,774
                                 2009       $ 7.410      $ 7.133            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.156        9,647
                                 2005       $11.156      $10.433       11,931
                                 2006       $10.433      $11.382        8,906
                                 2007       $11.382      $11.853        8,240
                                 2008       $11.853      $10.706            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.530        1,162
                                 2005       $10.530      $11.730        4,353
                                 2006       $11.730      $12.798        5,343
                                 2007       $12.798      $15.385        6,713
                                 2008       $15.385      $ 8.931        1,114
                                 2009       $ 8.931      $11.135        1,695
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.422       13,765
                                 2005       $10.422      $10.785       29,258
                                 2006       $10.785      $11.550       36,982
                                 2007       $11.550      $12.725       37,232
                                 2008       $12.725      $ 7.148       19,376
                                 2009       $ 7.148      $ 9.927       13,870

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.034      21,590
                                 2005       $11.034      $11.208      50,042
                                 2006       $11.208      $13.026      58,001
                                 2007       $13.026      $13.145      54,480
                                 2008       $13.145      $ 8.206      36,500
                                 2009       $ 8.206      $10.067      27,840
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.853         996
                                 2005       $ 9.853      $ 9.672       1,040
                                 2006       $ 9.672      $10.294       1,039
                                 2007       $10.294      $10.490         424
                                 2008       $10.490      $ 8.929       1,438
                                 2009       $ 8.929      $ 9.959         661
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.027       1,439
                                 2005       $12.027      $15.552       3,538
                                 2006       $15.552      $21.250       7,274
                                 2007       $21.250      $28.641       5,309
                                 2008       $28.641      $ 9.880       4,980
                                 2009       $ 9.880      $20.630       2,624
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.375       3,132
                                 2005       $12.375      $18.385       4,127
                                 2006       $18.385      $22.421       8,066
                                 2007       $22.421      $31.918       7,757
                                 2008       $31.918      $16.843      10,186
                                 2009       $16.843      $25.989       9,994
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.040         563
                                 2005       $11.040      $12.016         577
                                 2006       $12.016      $12.350       2,086
                                 2007       $12.350      $14.224       1,839
                                 2008       $14.224      $ 7.407       1,437
                                 2009       $ 7.407      $11.345         874
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.122         952
                                 2005       $10.122      $10.239       3,202
                                 2006       $10.239      $10.342       3,263
                                 2007       $10.342      $10.839       2,127
                                 2008       $10.839      $10.778       5,873
                                 2009       $10.778      $10.648       9,644

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.011       9,727
                                 2005       $11.011      $11.835      25,547
                                 2006       $11.835      $13.445      37,978
                                 2007       $13.445      $13.500      35,763
                                 2008       $13.500      $ 8.964      17,848
                                 2009       $ 8.964      $10.897      15,212
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.316       1,679
                                 2005       $10.316      $11.669       2,101
                                 2006       $11.669      $11.866       3,578
                                 2007       $11.866      $14.140       3,694
                                 2008       $14.140      $ 7.015       2,023
                                 2009       $ 7.015      $11.347       2,446
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.770       9,986
                                 2005       $12.770      $14.604      22,875
                                 2006       $14.604      $19.695      21,823
                                 2007       $19.695      $15.957      23,853
                                 2008       $15.957      $ 9.681      24,317
                                 2009       $ 9.681      $12.184      20,226
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.463      21,243
                                 2008       $ 9.463      $ 5.878         448
                                 2009       $ 5.878      $ 7.448       3,641
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.702      13,748
                                 2008       $ 9.702      $ 6.117       7,386
                                 2009       $ 6.117      $ 7.460       7,097
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.830       1,406
                                 2009       $ 6.830      $11.981       1,360



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.671       2,620
                                 2005       $10.671      $11.014       6,944
                                 2006       $11.014      $12.179       4,656
                                 2007       $12.179      $12.085       3,415
                                 2008       $12.085      $ 5.690       5,172
                                 2009       $ 5.690      $ 8.230       4,860
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.232           0
                                 2005       $10.232      $10.877         466
                                 2006       $10.877      $11.294         712
                                 2007       $11.294      $12.353         712
                                 2008       $12.353      $ 6.938         142
                                 2009       $ 6.938      $ 8.200         142
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.745       1,759
                                 2007       $10.745      $11.347       2,640
                                 2008       $11.347      $ 7.740       4,163
                                 2009       $ 7.740      $ 9.698       3,963
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.913       1,054
                                 2005       $10.913      $11.461       2,769
                                 2006       $11.461      $12.453       3,507
                                 2007       $12.453      $13.322       3,950
                                 2008       $13.322      $ 9.301       5,011
                                 2009       $ 9.301      $11.824       3,173

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.033       1,000
                                 2005       $10.033      $10.974       3,053
                                 2006       $10.974      $11.270       3,463
                                 2007       $11.270      $13.199       2,296
                                 2008       $13.199      $ 6.939       1,813
                                 2009       $ 6.939      $10.003         271
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.148          23
                                 2005       $10.148      $11.342         437
                                 2006       $11.342      $13.210       1,034
                                 2007       $13.210      $17.224       2,628
                                 2008       $17.224      $ 9.229       2,212
                                 2009       $ 9.229      $13.616       1,983
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.554       3,165
                                 2005       $10.554      $11.319       4,928
                                 2006       $11.319      $12.177       6,020
                                 2007       $12.177      $15.648       3,822
                                 2008       $15.648      $ 6.362       6,222
                                 2009       $ 6.362      $ 9.424       3,353
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.146         131
                                 2005       $10.146      $10.309       5,198
                                 2006       $10.309      $10.813       5,143
                                 2007       $10.813      $12.191       4,840
                                 2008       $12.191      $ 8.485       5,702
                                 2009       $ 8.485      $10.696       5,339
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.311           0
                                 2005       $11.311      $12.917       6,317
                                 2006       $12.917      $14.092       7,143
                                 2007       $14.092      $16.182       6,925
                                 2008       $16.182      $ 9.079       8,088
                                 2009       $ 9.079      $12.040       5,836
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.765       3,393
                                 2005       $10.765      $11.127       5,631
                                 2006       $11.127      $13.065       5,812
                                 2007       $13.065      $12.952       6,302
                                 2008       $12.952      $ 7.251       8,265
                                 2009       $ 7.251      $ 9.220       8,091

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.741         980
                                 2005       $ 9.741      $10.062       1,785
                                 2006       $10.062      $10.498       1,785
                                 2007       $10.498      $13.016       1,329
                                 2008       $13.016      $ 6.714       2,303
                                 2009       $ 6.714      $ 8.411       2,571
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.594       3,741
                                 2005       $10.594      $10.845       9,049
                                 2006       $10.845      $12.257      10,988
                                 2007       $12.257      $12.620       9,871
                                 2008       $12.620      $ 7.764      12,992
                                 2009       $ 7.764      $ 9.600       8,947
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.145       1,311
                                 2005       $10.145      $10.120       7,060
                                 2006       $10.120      $10.318       8,068
                                 2007       $10.318      $10.513       6,914
                                 2008       $10.513      $ 9.936       8,137
                                 2009       $ 9.936      $11.232       6,423
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.896       2,778
                                 2005       $ 9.896      $ 9.958      34,371
                                 2006       $ 9.958      $10.200      24,171
                                 2007       $10.200      $10.480      30,601
                                 2008       $10.480      $10.544      32,210
                                 2009       $10.544      $10.371      10,057
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.856         428
                                 2005       $10.856      $12.625       2,407
                                 2006       $12.625      $14.557       2,853
                                 2007       $14.557      $16.680       2,153
                                 2008       $16.680      $ 9.151       4,791
                                 2009       $ 9.151      $11.307       4,373
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.551           0
                                 2005       $10.551      $11.122       4,544
                                 2006       $11.122      $12.023       5,105
                                 2007       $12.023      $12.980       5,025
                                 2008       $12.980      $10.666       7,141
                                 2009       $10.666      $13.114       5,509

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239       1,202
                                 2005       $11.239      $11.690       1,202
                                 2006       $11.690      $13.512       1,202
                                 2007       $13.512      $15.641       1,543
                                 2008       $15.641      $14.684           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.411           0
                                 2005       $11.411      $12.575         373
                                 2006       $12.575      $13.434         373
                                 2007       $13.434      $17.968         330
                                 2008       $17.968      $ 9.796         866
                                 2009       $ 9.796      $14.003         620
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.225       1,115
                                 2005       $11.225      $12.089       4,238
                                 2006       $12.089      $13.619       5,181
                                 2007       $13.619      $14.287       5,577
                                 2008       $14.287      $10.085       7,350
                                 2009       $10.085      $13.123       5,424
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.260       1,544
                                 2005       $11.260      $12.228       1,730
                                 2006       $12.228      $13.261       1,725
                                 2007       $13.261      $13.777         180
                                 2008       $13.777      $ 8.599         577
                                 2009       $ 8.599      $10.317         366
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.918           0
                                 2006       $10.918      $13.027           0
                                 2007       $13.027      $11.972         533
                                 2008       $11.972      $ 7.511       1,246
                                 2009       $ 7.511      $ 7.100           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.253           0
                                 2005       $10.253      $10.411           0
                                 2006       $10.411      $12.016           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.796       1,940
                                 2005       $10.796      $10.944       5,298
                                 2006       $10.944      $11.824       6,018
                                 2007       $11.824      $11.536       4,563
                                 2008       $11.536      $ 7.806       5,887
                                 2009       $ 7.806      $11.833       3,715
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.349           0
                                 2005       $10.349      $10.734           0
                                 2006       $10.734      $12.375           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.578       5,103
                                 2005       $10.578      $10.569       6,420
                                 2006       $10.569      $11.382       6,663
                                 2007       $11.382      $11.313       6,648
                                 2008       $11.313      $ 7.901       6,496
                                 2009       $ 7.901      $11.233       5,026
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.399         220
                                 2005       $10.399      $10.611       3,709
                                 2006       $10.611      $11.148       4,405
                                 2007       $11.148      $12.116       2,004
                                 2008       $12.116      $ 7.475       3,472
                                 2009       $ 7.475      $10.179       3,243
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.735         651
                                 2005       $10.735      $11.248         845
                                 2006       $11.248      $12.411         814
                                 2007       $12.411      $13.367         793
                                 2008       $13.367      $ 8.735         791
                                 2009       $ 8.735      $10.822       1,337
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.876      12,151
                                 2005       $ 9.876      $10.155         794
                                 2006       $10.155      $11.228         759
                                 2007       $11.228      $11.239       1,315
                                 2008       $11.239      $ 6.654       1,853
                                 2009       $ 6.654      $10.613       2,483
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.709       6,174
                                 2005       $10.709      $10.757      10,396
                                 2006       $10.757      $11.756      11,256
                                 2007       $11.756      $11.960       9,968
                                 2008       $11.960      $ 9.095      12,294
                                 2009       $ 9.095      $10.483      10,700

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.097         423
                                 2005       $11.097      $11.568       1,147
                                 2006       $11.568      $13.648       1,104
                                 2007       $13.648      $14.374       1,093
                                 2008       $14.374      $ 9.464       1,222
                                 2009       $ 9.464      $11.346       1,559
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.663           0
                                 2006       $11.663      $11.727         193
                                 2007       $11.727      $12.172         794
                                 2008       $12.172      $ 6.052         684
                                 2009       $ 6.052      $ 7.836         523
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.312          61
                                 2005       $11.312      $12.632       6,268
                                 2006       $12.632      $14.515       6,487
                                 2007       $14.515      $15.072       6,311
                                 2008       $15.072      $ 8.804       5,985
                                 2009       $ 8.804      $12.012       5,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.245      12,283
                                 2005       $11.245      $12.079       7,138
                                 2006       $12.079      $13.560       7,267
                                 2007       $13.560      $13.089       4,830
                                 2008       $13.089      $ 7.944       5,504
                                 2009       $ 7.944      $10.645       4,884
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.310         549
                                 2005       $10.310      $10.614       3,739
                                 2006       $10.614      $10.619       2,026
                                 2007       $10.619      $10.772       1,728
                                 2008       $10.772      $10.295       1,059
                                 2009       $10.295      $11.654       1,204
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.890       3,440
                                 2005       $ 9.890      $ 9.951      15,412
                                 2006       $ 9.951      $10.192      15,970
                                 2007       $10.192      $10.464      18,821
                                 2008       $10.464      $10.475      33,726
                                 2009       $10.475      $10.267      27,652

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.523       1,571
                                 2005       $10.523      $10.517       4,203
                                 2006       $10.517      $10.370       5,230
                                 2007       $10.370      $11.235       5,419
                                 2008       $11.235      $10.225       6,340
                                 2009       $10.225      $11.852       6,080
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.212       5,179
                                 2005       $10.212      $10.242       5,771
                                 2006       $10.242      $10.414       6,523
                                 2007       $10.414      $11.088       2,733
                                 2008       $11.088      $11.378       6,794
                                 2009       $11.378      $12.707       6,216
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.750          80
                                 2005       $10.750      $10.813         119
                                 2006       $10.813      $11.730          64
                                 2007       $11.730      $10.973           0
                                 2008       $10.973      $ 7.393         997
                                 2009       $ 7.393      $ 7.115           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.151       1,714
                                 2005       $11.151      $10.423       4,214
                                 2006       $10.423      $11.365       4,697
                                 2007       $11.365      $11.829       3,683
                                 2008       $11.829      $10.685           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.526         917
                                 2005       $10.526      $11.718         917
                                 2006       $11.718      $12.779         917
                                 2007       $12.779      $15.355           0
                                 2008       $15.355      $ 8.908           1
                                 2009       $ 8.908      $11.102         409
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.417         478
                                 2005       $10.417      $10.774       4,786
                                 2006       $10.774      $11.533       5,763
                                 2007       $11.533      $12.699       2,568
                                 2008       $12.699      $ 7.130       6,422
                                 2009       $ 7.130      $ 9.897       5,969

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.029       1,764
                                 2005       $11.029      $11.197       9,332
                                 2006       $11.197      $13.007      10,239
                                 2007       $13.007      $13.118       9,210
                                 2008       $13.118      $ 8.185      12,005
                                 2009       $ 8.185      $10.036      11,529
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.849         700
                                 2005       $ 9.849      $ 9.662       1,385
                                 2006       $ 9.662      $10.278       1,437
                                 2007       $10.278      $10.469       1,301
                                 2008       $10.469      $ 8.907         697
                                 2009       $ 8.907      $ 9.929           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.022           0
                                 2005       $12.022      $15.536         641
                                 2006       $15.536      $21.218         641
                                 2007       $21.218      $28.584       1,601
                                 2008       $28.584      $ 9.855       1,602
                                 2009       $ 9.855      $20.568       1,715
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.369           0
                                 2005       $12.369      $18.368         357
                                 2006       $18.368      $22.387         357
                                 2007       $22.387      $31.855       1,233
                                 2008       $31.855      $16.800       1,461
                                 2009       $16.800      $25.911       1,612
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.035           0
                                 2005       $11.035      $12.004          37
                                 2006       $12.004      $12.331         224
                                 2007       $12.331      $14.196         759
                                 2008       $14.196      $ 7.388         908
                                 2009       $ 7.388      $11.311       1,675
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.117       1,042
                                 2005       $10.117      $10.229       1,661
                                 2006       $10.229      $10.326       2,059
                                 2007       $10.326      $10.818       2,154
                                 2008       $10.818      $10.751       3,095
                                 2009       $10.751      $10.616       1,679

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.006       3,296
                                 2005       $11.006      $11.823       9,480
                                 2006       $11.823      $13.425      10,060
                                 2007       $13.425      $13.473       9,712
                                 2008       $13.473      $ 8.941      10,380
                                 2009       $ 8.941      $10.864      10,965
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.311       1,164
                                 2005       $10.311      $11.658       2,858
                                 2006       $11.658      $11.849       3,691
                                 2007       $11.849      $14.111       3,603
                                 2008       $14.111      $ 6.997       2,412
                                 2009       $ 6.997      $11.313       2,172
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.764         602
                                 2005       $12.764      $14.590       2,671
                                 2006       $14.590      $19.666       1,356
                                 2007       $19.666      $15.925       2,742
                                 2008       $15.925      $ 9.657       3,507
                                 2009       $ 9.657      $12.148       2,547
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.459           0
                                 2008       $ 9.459      $ 5.873         157
                                 2009       $ 5.873      $ 7.438         131
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.698           0
                                 2008       $ 9.698      $ 6.112          42
                                 2009       $ 6.112      $ 7.450          40
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.813       1,692
                                 2009       $ 6.813      $11.945       1,598



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.666           0
                                 2005       $10.666      $11.004       3,951
                                 2006       $11.004      $12.161           0
                                 2007       $12.161      $12.061           0
                                 2008       $12.061      $ 5.676           0
                                 2009       $ 5.676      $ 8.205           0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.227           0
                                 2005       $10.227      $10.866       1,662
                                 2006       $10.866      $11.277         288
                                 2007       $11.277      $12.328         277
                                 2008       $12.328      $ 6.921         353
                                 2009       $ 6.921      $ 8.175         377
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.741           0
                                 2007       $10.741      $11.337           0
                                 2008       $11.337      $ 7.729           0
                                 2009       $ 7.729      $ 9.679           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.908           0
                                 2005       $10.908      $11.449         260
                                 2006       $11.449      $12.434         508
                                 2007       $12.434      $13.295         481
                                 2008       $13.295      $ 9.278         467
                                 2009       $ 9.278      $11.789         436

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.028           0
                                 2005       $10.028      $10.963       4,285
                                 2006       $10.963      $11.254           0
                                 2007       $11.254      $13.172           0
                                 2008       $13.172      $ 6.922           0
                                 2009       $ 6.922      $ 9.973           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.144           0
                                 2005       $10.144      $11.331           0
                                 2006       $11.331      $13.191           0
                                 2007       $13.191      $17.190           0
                                 2008       $17.190      $ 9.206           0
                                 2009       $ 9.206      $13.575           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.549           0
                                 2005       $10.549      $11.308           0
                                 2006       $11.308      $12.159           0
                                 2007       $12.159      $15.617           0
                                 2008       $15.617      $ 6.346           0
                                 2009       $ 6.346      $ 9.395           0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.141           0
                                 2005       $10.141      $10.299           0
                                 2006       $10.299      $10.797           0
                                 2007       $10.797      $12.167           0
                                 2008       $12.167      $ 8.464           0
                                 2009       $ 8.464      $10.664           0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.305           0
                                 2005       $11.305      $12.905       3,328
                                 2006       $12.905      $14.072       2,862
                                 2007       $14.072      $16.150       2,662
                                 2008       $16.150      $ 9.056       2,514
                                 2009       $ 9.056      $12.004       2,248
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.760           0
                                 2005       $10.760      $11.116         391
                                 2006       $11.116      $13.046         377
                                 2007       $13.046      $12.926         361
                                 2008       $12.926      $ 7.233         336
                                 2009       $ 7.233      $ 9.192         324

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.736           0
                                 2005       $ 9.736      $10.052           0
                                 2006       $10.052      $10.483           0
                                 2007       $10.483      $12.991           0
                                 2008       $12.991      $ 6.697           0
                                 2009       $ 6.697      $ 8.386           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.589           0
                                 2005       $10.589      $10.834       7,033
                                 2006       $10.834      $12.239       3,893
                                 2007       $12.239      $12.595       3,465
                                 2008       $12.595      $ 7.744       3,381
                                 2009       $ 7.744      $ 9.571       3,053
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.140           0
                                 2005       $10.140      $10.110         235
                                 2006       $10.110      $10.303         229
                                 2007       $10.303      $10.492         224
                                 2008       $10.492      $ 9.911         218
                                 2009       $ 9.911      $11.198          87
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.892         170
                                 2005       $ 9.892      $ 9.948       1,953
                                 2006       $ 9.948      $10.185       3,789
                                 2007       $10.185      $10.459       3,091
                                 2008       $10.459      $10.517       2,550
                                 2009       $10.517      $10.340       2,566
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.850           0
                                 2005       $10.850      $12.612       1,510
                                 2006       $12.612      $14.535       2,009
                                 2007       $14.535      $16.646       1,868
                                 2008       $16.646      $ 9.128       1,791
                                 2009       $ 9.128      $11.273       1,620
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.546           0
                                 2005       $10.546      $11.111           0
                                 2006       $11.111      $12.005           0
                                 2007       $12.005      $12.954           0
                                 2008       $12.954      $10.640           0
                                 2009       $10.640      $13.074         334

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.233         150
                                 2005       $11.233      $11.678         150
                                 2006       $11.678      $13.492         146
                                 2007       $13.492      $15.610         129
                                 2008       $15.610      $14.652           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.406           0
                                 2005       $11.406      $12.563           0
                                 2006       $12.563      $13.414           0
                                 2007       $13.414      $17.933           0
                                 2008       $17.933      $ 9.771           0
                                 2009       $ 9.771      $13.961           0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.219           0
                                 2005       $11.219      $12.077       1,483
                                 2006       $12.077      $13.598       1,813
                                 2007       $13.598      $14.259       1,480
                                 2008       $14.259      $10.060       1,357
                                 2009       $10.060      $13.084       1,223
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.255           0
                                 2005       $11.255      $12.216       1,465
                                 2006       $12.216      $13.241       1,559
                                 2007       $13.241      $13.749       1,460
                                 2008       $13.749      $ 8.578       1,339
                                 2009       $ 8.578      $10.286       1,206
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.914           0
                                 2006       $10.914      $13.016           0
                                 2007       $13.016      $11.956           0
                                 2008       $11.956      $ 7.497           0
                                 2009       $ 7.497      $ 7.086           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.248           0
                                 2005       $10.248      $10.401           0
                                 2006       $10.401      $11.998           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.791           0
                                 2005       $10.791      $10.934         782
                                 2006       $10.934      $11.806       1,371
                                 2007       $11.806      $11.513       1,027
                                 2008       $11.513      $ 7.786         937
                                 2009       $ 7.786      $11.798         837
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.344           0
                                 2005       $10.344      $10.724           0
                                 2006       $10.724      $12.357           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.573           0
                                 2005       $10.573      $10.559         519
                                 2006       $10.559      $11.365         509
                                 2007       $11.365      $11.290         516
                                 2008       $11.290      $ 7.881         504
                                 2009       $ 7.881      $11.199         468
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.394           0
                                 2005       $10.394      $10.601           0
                                 2006       $10.601      $11.132           0
                                 2007       $11.132      $12.092           0
                                 2008       $12.092      $ 7.456           0
                                 2009       $ 7.456      $10.148           0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.730           0
                                 2005       $10.730      $11.237       1,134
                                 2006       $11.237      $12.392       1,125
                                 2007       $12.392      $13.341       1,097
                                 2008       $13.341      $ 8.713       1,204
                                 2009       $ 8.713      $10.790       1,227
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.871           0
                                 2005       $ 9.871      $10.146         419
                                 2006       $10.146      $11.212         436
                                 2007       $11.212      $11.216         435
                                 2008       $11.216      $ 6.637         536
                                 2009       $ 6.637      $10.581         416
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.704         393
                                 2005       $10.704      $10.746         678
                                 2006       $10.746      $11.738         680
                                 2007       $11.738      $11.937         670
                                 2008       $11.937      $ 9.073         608
                                 2009       $ 9.073      $10.451         640

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.092           0
                                 2005       $11.092      $11.556           0
                                 2006       $11.556      $13.628         233
                                 2007       $13.628      $14.346           0
                                 2008       $14.346      $ 9.441           0
                                 2009       $ 9.441      $11.312           0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.659           0
                                 2006       $11.659      $11.717           0
                                 2007       $11.717      $12.156           0
                                 2008       $12.156      $ 6.041           0
                                 2009       $ 6.041      $ 7.818           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.306           0
                                 2005       $11.306      $12.620         539
                                 2006       $12.620      $14.493         529
                                 2007       $14.493      $15.042         519
                                 2008       $15.042      $ 8.782         635
                                 2009       $ 8.782      $11.975         591
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.240           0
                                 2005       $11.240      $12.068       2,759
                                 2006       $12.068      $13.540       2,035
                                 2007       $13.540      $13.063       1,898
                                 2008       $13.063      $ 7.924       1,733
                                 2009       $ 7.924      $10.613       1,548
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.305           0
                                 2005       $10.305      $10.603       2,702
                                 2006       $10.603      $10.603           0
                                 2007       $10.603      $10.751           0
                                 2008       $10.751      $10.269           0
                                 2009       $10.269      $11.619           0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.885           0
                                 2005       $ 9.885      $ 9.941       3,072
                                 2006       $ 9.941      $10.177      29,618
                                 2007       $10.177      $10.443      23,882
                                 2008       $10.443      $10.449       3,369
                                 2009       $10.449      $10.236       2,266

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.518           0
                                 2005       $10.518      $10.507       1,038
                                 2006       $10.507      $10.354       2,656
                                 2007       $10.354      $11.213       1,910
                                 2008       $11.213      $10.199       1,725
                                 2009       $10.199      $11.816       1,478
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.207         165
                                 2005       $10.207      $10.232       4,966
                                 2006       $10.232      $10.399       3,252
                                 2007       $10.399      $11.066       3,238
                                 2008       $11.066      $11.350       2,425
                                 2009       $11.350      $12.668       2,475
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.746         391
                                 2005       $10.746      $10.804         406
                                 2006       $10.804      $11.714         421
                                 2007       $11.714      $10.952         459
                                 2008       $10.952      $ 7.375         463
                                 2009       $ 7.375      $ 7.097           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.146           0
                                 2005       $11.146      $10.413           0
                                 2006       $10.413      $11.348           0
                                 2007       $11.348      $11.805           0
                                 2008       $11.805      $10.663           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.521           0
                                 2005       $10.521      $11.707           0
                                 2006       $11.707      $12.760           0
                                 2007       $12.760      $15.324           0
                                 2008       $15.324      $ 8.886           0
                                 2009       $ 8.886      $11.068           0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.412           0
                                 2005       $10.412      $10.764       1,413
                                 2006       $10.764      $11.516       1,445
                                 2007       $11.516      $12.674       1,373
                                 2008       $12.674      $ 7.112       1,691
                                 2009       $ 7.112      $ 9.867       1,426

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.024           0
                                 2005       $11.024      $11.186       1,795
                                 2006       $11.186      $12.988       2,106
                                 2007       $12.988      $13.092       1,995
                                 2008       $13.092      $ 8.164       1,911
                                 2009       $ 8.164      $10.006       1,636
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.844           0
                                 2005       $ 9.844      $ 9.653           0
                                 2006       $ 9.653      $10.263           0
                                 2007       $10.263      $10.449           0
                                 2008       $10.449      $ 8.885           0
                                 2009       $ 8.885      $ 9.899           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.016         140
                                 2005       $12.016      $15.521         222
                                 2006       $15.521      $21.187         191
                                 2007       $21.187      $28.527         139
                                 2008       $28.527      $ 9.830         279
                                 2009       $ 9.830      $20.506         173
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.363           0
                                 2005       $12.363      $18.350           0
                                 2006       $18.350      $22.354           0
                                 2007       $22.354      $31.791           0
                                 2008       $31.791      $16.758           0
                                 2009       $16.758      $25.833           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.030           0
                                 2005       $11.030      $11.993           0
                                 2006       $11.993      $12.313           0
                                 2007       $12.313      $14.167           0
                                 2008       $14.167      $ 7.370           0
                                 2009       $ 7.370      $11.277           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.112           0
                                 2005       $10.112      $10.220         234
                                 2006       $10.220      $10.311         228
                                 2007       $10.311      $10.796         223
                                 2008       $10.796      $10.724         217
                                 2009       $10.724      $10.584          86

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.001           0
                                 2005       $11.001      $11.812       1,482
                                 2006       $11.812      $13.405       2,305
                                 2007       $13.405      $13.446       2,146
                                 2008       $13.446      $ 8.919       1,956
                                 2009       $ 8.919      $10.831       1,742
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.306           0
                                 2005       $10.306      $11.647           0
                                 2006       $11.647      $11.831           0
                                 2007       $11.831      $14.083           0
                                 2008       $14.083      $ 6.980           0
                                 2009       $ 6.980      $11.279           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.758         132
                                 2005       $12.758      $14.576       2,849
                                 2006       $14.576      $19.636       1,482
                                 2007       $19.636      $15.893       1,279
                                 2008       $15.893      $ 9.633       1,442
                                 2009       $ 9.633      $12.111       1,238
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.456           0
                                 2008       $ 9.456      $ 5.868           0
                                 2009       $ 5.868      $ 7.428           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.695           0
                                 2008       $ 9.695      $ 6.107           0
                                 2009       $ 6.107      $ 7.440           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.796         200
                                 2009       $ 6.796      $11.909         147



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 2.15



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.656         356
                                 2005       $10.656      $10.982           0
                                 2006       $10.982      $12.125           0
                                 2007       $12.125      $12.013           0
                                 2008       $12.013      $ 5.647       1,098
                                 2009       $ 5.647      $ 8.155       1,086
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.217           0
                                 2005       $10.217      $10.845           0
                                 2006       $10.845      $11.244           0
                                 2007       $11.244      $12.279           0
                                 2008       $12.279      $ 6.886           0
                                 2009       $ 6.886      $ 8.126           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.734           0
                                 2007       $10.734      $11.317           0
                                 2008       $11.317      $ 7.708           0
                                 2009       $ 7.708      $ 9.643           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.897         245
                                 2005       $10.897      $11.427         246
                                 2006       $11.427      $12.398         246
                                 2007       $12.398      $13.242         246
                                 2008       $13.242      $ 9.231       1,270
                                 2009       $ 9.231      $11.718       1,268

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.019           0
                                 2005       $10.019      $10.942           0
                                 2006       $10.942      $11.220           0
                                 2007       $11.220      $13.120           0
                                 2008       $13.120      $ 6.887           0
                                 2009       $ 6.887      $ 9.913           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.134           0
                                 2005       $10.134      $11.309           0
                                 2006       $11.309      $13.152           0
                                 2007       $13.152      $17.121           0
                                 2008       $17.121      $ 9.160           0
                                 2009       $ 9.160      $13.493           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.539           0
                                 2005       $10.539      $11.286           0
                                 2006       $11.286      $12.123           0
                                 2007       $12.123      $15.555           0
                                 2008       $15.555      $ 6.314      18,946
                                 2009       $ 6.314      $ 9.339      18,946
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.132           0
                                 2005       $10.132      $10.279           0
                                 2006       $10.279      $10.765           0
                                 2007       $10.765      $12.119           0
                                 2008       $12.119      $ 8.421         109
                                 2009       $ 8.421      $10.600         109
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.295         237
                                 2005       $11.295      $12.880       1,479
                                 2006       $12.880      $14.030       1,454
                                 2007       $14.030      $16.085       1,197
                                 2008       $16.085      $ 9.010       1,763
                                 2009       $ 9.010      $11.932       1,704
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.750       7,253
                                 2005       $10.750      $11.095       7,712
                                 2006       $11.095      $13.007       7,072
                                 2007       $13.007      $12.875       6,500
                                 2008       $12.875      $ 7.197       8,417
                                 2009       $ 7.197      $ 9.137       8,329

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.727           0
                                 2005       $ 9.727      $10.032           0
                                 2006       $10.032      $10.452           0
                                 2007       $10.452      $12.939           0
                                 2008       $12.939      $ 6.664           0
                                 2009       $ 6.664      $ 8.336           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.579           0
                                 2005       $10.579      $10.813           0
                                 2006       $10.813      $12.202           0
                                 2007       $12.202      $12.544           0
                                 2008       $12.544      $ 7.705       1,127
                                 2009       $ 7.705      $ 9.513       1,113
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.130       2,451
                                 2005       $10.130      $10.091       1,826
                                 2006       $10.091      $10.272       1,826
                                 2007       $10.272      $10.450       1,826
                                 2008       $10.450      $ 9.861       2,057
                                 2009       $ 9.861      $11.131       2,068
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.882       3,466
                                 2005       $ 9.882      $ 9.929       3,490
                                 2006       $ 9.929      $10.155       3,633
                                 2007       $10.155      $10.417       3,232
                                 2008       $10.417      $10.465       3,763
                                 2009       $10.465      $10.278       4,430
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.840       1,340
                                 2005       $10.840      $12.588       1,269
                                 2006       $12.588      $14.492       1,177
                                 2007       $14.492      $16.580         930
                                 2008       $16.580      $ 9.082       1,097
                                 2009       $ 9.082      $11.205       1,129
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.537           0
                                 2005       $10.537      $11.089           0
                                 2006       $11.089      $11.970           0
                                 2007       $11.970      $12.902           0
                                 2008       $12.902      $10.586           0
                                 2009       $10.586      $12.996           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.223          0
                                 2005       $11.223      $11.655          0
                                 2006       $11.655      $13.452          0
                                 2007       $13.452      $15.547          0
                                 2008       $15.547      $14.589          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.395          0
                                 2005       $11.395      $12.539          0
                                 2006       $12.539      $13.375          0
                                 2007       $13.375      $17.861          0
                                 2008       $17.861      $ 9.723          0
                                 2009       $ 9.723      $13.877          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.209          0
                                 2005       $11.209      $12.053          0
                                 2006       $12.053      $13.558          0
                                 2007       $13.558      $14.202          0
                                 2008       $14.202      $10.009        547
                                 2009       $10.009      $13.005        521
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.245          0
                                 2005       $11.245      $12.192          0
                                 2006       $12.192      $13.202          0
                                 2007       $13.202      $13.695          0
                                 2008       $13.695      $ 8.535          0
                                 2009       $ 8.535      $10.224          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.906          0
                                 2006       $10.906      $12.993          0
                                 2007       $12.993      $11.923          0
                                 2008       $11.923      $ 7.468          0
                                 2009       $ 7.468      $ 7.057          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.238          0
                                 2005       $10.238      $10.381          0
                                 2006       $10.381      $11.962          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.781         907
                                 2005       $10.781      $10.912         907
                                 2006       $10.912      $11.771         907
                                 2007       $11.771      $11.467         907
                                 2008       $11.467      $ 7.747       1,488
                                 2009       $ 7.747      $11.727       1,421
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.335           0
                                 2005       $10.335      $10.703           0
                                 2006       $10.703      $12.320           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.563       3,003
                                 2005       $10.563      $10.538       3,292
                                 2006       $10.538      $11.331       3,272
                                 2007       $11.331      $11.245       3,002
                                 2008       $11.245      $ 7.842       3,928
                                 2009       $ 7.842      $11.132       3,672
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.384           0
                                 2005       $10.384      $10.580           0
                                 2006       $10.580      $11.098           0
                                 2007       $11.098      $12.043           0
                                 2008       $12.043      $ 7.419         155
                                 2009       $ 7.419      $10.087         132
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.720           0
                                 2005       $10.720      $11.215           0
                                 2006       $11.215      $12.355           0
                                 2007       $12.355      $13.288           0
                                 2008       $13.288      $ 8.669         923
                                 2009       $ 8.669      $10.725         918
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.862           0
                                 2005       $ 9.862      $10.126           0
                                 2006       $10.126      $11.178           0
                                 2007       $11.178      $11.171           0
                                 2008       $11.171      $ 6.604       1,098
                                 2009       $ 6.604      $10.518       1,092
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.694         750
                                 2005       $10.694      $10.725         763
                                 2006       $10.725      $11.703         763
                                 2007       $11.703      $11.889         763
                                 2008       $11.889      $ 9.027       2,083
                                 2009       $ 9.027      $10.388       2,077

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.082           0
                                 2005       $11.082      $11.534           0
                                 2006       $11.534      $13.587           0
                                 2007       $13.587      $14.288           0
                                 2008       $14.288      $ 9.393         858
                                 2009       $ 9.393      $11.244         854
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.651           0
                                 2006       $11.651      $11.697           0
                                 2007       $11.697      $12.123           0
                                 2008       $12.123      $ 6.018           0
                                 2009       $ 6.018      $ 7.780           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.296       1,286
                                 2005       $11.296      $12.595       1,269
                                 2006       $12.595      $14.450       1,181
                                 2007       $14.450      $14.982       1,029
                                 2008       $14.982      $ 8.738      18,728
                                 2009       $ 8.738      $11.903      18,643
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.230       2,192
                                 2005       $11.230      $12.044       2,225
                                 2006       $12.044      $13.500       2,163
                                 2007       $13.500      $13.011       2,084
                                 2008       $13.011      $ 7.884       2,247
                                 2009       $ 7.884      $10.549       2,138
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.296       4,295
                                 2005       $10.296      $10.583       4,134
                                 2006       $10.583      $10.572       3,049
                                 2007       $10.572      $10.708       2,938
                                 2008       $10.708      $10.218       4,709
                                 2009       $10.218      $11.549       4,792
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.876         271
                                 2005       $ 9.876      $ 9.922         795
                                 2006       $ 9.922      $10.147         795
                                 2007       $10.147      $10.401         795
                                 2008       $10.401      $10.396       3,790
                                 2009       $10.396      $10.174       3,856

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.508         255
                                 2005       $10.508      $10.487         257
                                 2006       $10.487      $10.324         257
                                 2007       $10.324      $11.168         257
                                 2008       $11.168      $10.148         918
                                 2009       $10.148      $11.745         923
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.197       6,419
                                 2005       $10.197      $10.212       6,260
                                 2006       $10.212      $10.368       5,143
                                 2007       $10.368      $11.022       5,032
                                 2008       $11.022      $11.293       6,237
                                 2009       $11.293      $12.592       6,277
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.739           0
                                 2005       $10.739      $10.785           0
                                 2006       $10.785      $11.682           0
                                 2007       $11.682      $10.911           0
                                 2008       $10.911      $ 7.340           0
                                 2009       $ 7.340      $ 7.061           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.136         240
                                 2005       $11.136      $10.393         264
                                 2006       $10.393      $11.315         264
                                 2007       $11.315      $11.758         264
                                 2008       $11.758      $10.620           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.511           0
                                 2005       $10.511      $11.684           0
                                 2006       $11.684      $12.722           0
                                 2007       $12.722      $15.263           0
                                 2008       $15.263      $ 8.841         804
                                 2009       $ 8.841      $11.001         799
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.403       1,813
                                 2005       $10.403      $10.743       1,813
                                 2006       $10.743      $11.481       1,813
                                 2007       $11.481      $12.623       1,813
                                 2008       $12.623      $ 7.076       2,407
                                 2009       $ 7.076      $ 9.808       2,378

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.014         243
                                 2005       $11.014      $11.165         247
                                 2006       $11.165      $12.949         247
                                 2007       $12.949      $13.040         247
                                 2008       $13.040      $ 8.124      18,755
                                 2009       $ 8.124      $ 9.946      18,736
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.835           0
                                 2005       $ 9.835      $ 9.634           0
                                 2006       $ 9.634      $10.233           0
                                 2007       $10.233      $10.407           0
                                 2008       $10.407      $ 8.840       1,179
                                 2009       $ 8.840      $ 9.840       1,172
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.005           0
                                 2005       $12.005      $15.491           0
                                 2006       $15.491      $21.124           0
                                 2007       $21.124      $28.413           0
                                 2008       $28.413      $ 9.781         119
                                 2009       $ 9.781      $20.382         119
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.352           0
                                 2005       $12.352      $18.314           0
                                 2006       $18.314      $22.288         896
                                 2007       $22.288      $31.665         863
                                 2008       $31.665      $16.674         818
                                 2009       $16.674      $25.677         789
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.019           0
                                 2005       $11.019      $11.969           0
                                 2006       $11.969      $12.277           0
                                 2007       $12.277      $14.111           0
                                 2008       $14.111      $ 7.333           0
                                 2009       $ 7.333      $11.209           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.103         265
                                 2005       $10.103      $10.200         267
                                 2006       $10.200      $10.281         267
                                 2007       $10.281      $10.753         267
                                 2008       $10.753      $10.670         267
                                 2009       $10.670      $10.520         267

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.991       7,094
                                 2005       $10.991      $11.789       7,269
                                 2006       $11.789      $13.365       6,876
                                 2007       $13.365      $13.392       6,248
                                 2008       $13.392      $ 8.874       6,338
                                 2009       $ 8.874      $10.766       6,552
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.297         260
                                 2005       $10.297      $11.624         277
                                 2006       $11.624      $11.796         277
                                 2007       $11.796      $14.027         277
                                 2008       $14.027      $ 6.945         336
                                 2009       $ 6.945      $11.211         331
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.746       4,200
                                 2005       $12.746      $14.547       4,118
                                 2006       $14.547      $19.578       3,664
                                 2007       $19.578      $15.830       3,869
                                 2008       $15.830      $ 9.584      29,447
                                 2009       $ 9.584      $12.038      29,312
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.450           0
                                 2008       $ 9.450      $ 5.858       2,596
                                 2009       $ 5.858      $ 7.407       2,582
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.688           0
                                 2008       $ 9.688      $ 6.096           0
                                 2009       $ 6.096      $ 7.419           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.762           0
                                 2009       $ 6.762      $11.837           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.651       7,253
                                 2005       $10.651      $10.972       9,041
                                 2006       $10.972      $12.107       8,335
                                 2007       $12.107      $11.988       8,449
                                 2008       $11.988      $ 5.633       6,071
                                 2009       $ 5.633      $ 8.131       4,649
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.213         648
                                 2005       $10.213      $10.834         374
                                 2006       $10.834      $11.227       3,116
                                 2007       $11.227      $12.254       3,003
                                 2008       $12.254      $ 6.869         972
                                 2009       $ 6.869      $ 8.101         742
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.730       3,274
                                 2007       $10.730      $11.308       2,776
                                 2008       $11.308      $ 7.698       3,059
                                 2009       $ 7.698      $ 9.625       3,018
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.892       4,346
                                 2005       $10.892      $11.416       6,590
                                 2006       $11.416      $12.379       6,560
                                 2007       $12.379      $13.216       5,005
                                 2008       $13.216      $ 9.208       4,981
                                 2009       $ 9.208      $11.682       5,034

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.014       2,261
                                 2005       $10.014      $10.931       3,362
                                 2006       $10.931      $11.204       6,679
                                 2007       $11.204      $13.093       6,768
                                 2008       $13.093      $ 6.870       2,608
                                 2009       $ 6.870      $ 9.883       2,626
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.130       2,742
                                 2005       $10.130      $11.298       4,025
                                 2006       $11.298      $13.132       5,908
                                 2007       $13.132      $17.087       6,031
                                 2008       $17.087      $ 9.137       5,782
                                 2009       $ 9.137      $13.452       3,398
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.535       3,519
                                 2005       $10.535      $11.275       8,135
                                 2006       $11.275      $12.105      14,126
                                 2007       $12.105      $15.524      10,838
                                 2008       $15.524      $ 6.298       9,160
                                 2009       $ 6.298      $ 9.311       6,121
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.127         233
                                 2005       $10.127      $10.269         857
                                 2006       $10.269      $10.749       6,558
                                 2007       $10.749      $12.094       9,610
                                 2008       $12.094      $ 8.400       4,539
                                 2009       $ 8.400      $10.568       4,632
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.290       2,001
                                 2005       $11.290      $12.867       8,853
                                 2006       $12.867      $14.009      50,416
                                 2007       $14.009      $16.053      21,355
                                 2008       $16.053      $ 8.988      22,621
                                 2009       $ 8.988      $11.896      22,489
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.745       8,904
                                 2005       $10.745      $11.084      12,553
                                 2006       $11.084      $12.988      22,674
                                 2007       $12.988      $12.849      23,919
                                 2008       $12.849      $ 7.179      14,844
                                 2009       $ 7.179      $ 9.109      15,575

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.723       2,239
                                 2005       $ 9.723      $10.022       2,183
                                 2006       $10.022      $10.436       2,175
                                 2007       $10.436      $12.913       1,964
                                 2008       $12.913      $ 6.647       1,195
                                 2009       $ 6.647      $ 8.310       1,570
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.575       8,150
                                 2005       $10.575      $10.803      21,389
                                 2006       $10.803      $12.184      24,147
                                 2007       $12.184      $12.519      16,342
                                 2008       $12.519      $ 7.686      15,389
                                 2009       $ 7.686      $ 9.484      13,481
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.126      10,729
                                 2005       $10.126      $10.081      14,528
                                 2006       $10.081      $10.257      20,760
                                 2007       $10.257      $10.429      33,308
                                 2008       $10.429      $ 9.837      20,532
                                 2009       $ 9.837      $11.097      20,401
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.878      12,253
                                 2005       $ 9.878      $ 9.919      23,664
                                 2006       $ 9.919      $10.140      26,813
                                 2007       $10.140      $10.396      18,907
                                 2008       $10.396      $10.438      12,847
                                 2009       $10.438      $10.247      12,906
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.835       1,816
                                 2005       $10.835      $12.575       5,549
                                 2006       $12.575      $14.471      11,617
                                 2007       $14.471      $16.547      12,513
                                 2008       $16.547      $ 9.059      13,304
                                 2009       $ 9.059      $11.171      12,594
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.532       1,219
                                 2005       $10.532      $11.079       4,075
                                 2006       $11.079      $11.952      10,584
                                 2007       $11.952      $12.877      11,173
                                 2008       $12.877      $10.560       8,596
                                 2009       $10.560      $12.956      11,223

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.218         753
                                 2005       $11.218      $11.644         752
                                 2006       $11.644      $13.432         717
                                 2007       $13.432      $15.516         596
                                 2008       $15.516      $14.557           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.390         214
                                 2005       $11.390      $12.526         213
                                 2006       $12.526      $13.355         213
                                 2007       $13.355      $17.825       6,005
                                 2008       $17.825      $ 9.698      14,617
                                 2009       $ 9.698      $13.835      12,181
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.204       3,432
                                 2005       $11.204      $12.042      16,349
                                 2006       $12.042      $13.538      19,740
                                 2007       $13.538      $14.173      18,073
                                 2008       $14.173      $ 9.984      15,967
                                 2009       $ 9.984      $12.966      11,276
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239       2,903
                                 2005       $11.239      $12.180      11,212
                                 2006       $12.180      $13.182      13,239
                                 2007       $13.182      $13.667      11,419
                                 2008       $13.667      $ 8.513       9,818
                                 2009       $ 8.513      $10.193       6,138
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.903           0
                                 2006       $10.903      $12.982       1,608
                                 2007       $12.982      $11.907       1,499
                                 2008       $11.907      $ 7.454      10,377
                                 2009       $ 7.454      $ 7.042           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.234         163
                                 2005       $10.234      $10.371       1,901
                                 2006       $10.371      $11.944       2,011

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.776       8,342
                                 2005       $10.776      $10.902      15,092
                                 2006       $10.902      $11.754      19,469
                                 2007       $11.754      $11.444      14,125
                                 2008       $11.444      $ 7.728       9,826
                                 2009       $ 7.728      $11.691       7,132
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.330         400
                                 2005       $10.330      $10.692         413
                                 2006       $10.692      $12.302       1,697
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.558       1,028
                                 2005       $10.558      $10.528       3,630
                                 2006       $10.528      $11.314       6,054
                                 2007       $11.314      $11.223       6,119
                                 2008       $11.223      $ 7.822       3,240
                                 2009       $ 7.822      $11.098       3,573
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.379         695
                                 2005       $10.379      $10.570      10,095
                                 2006       $10.570      $11.082       9,597
                                 2007       $11.082      $12.019       3,695
                                 2008       $12.019      $ 7.400       3,867
                                 2009       $ 7.400      $10.056       3,147
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.715           0
                                 2005       $10.715      $11.205         246
                                 2006       $11.205      $12.337         303
                                 2007       $12.337      $13.261         289
                                 2008       $13.261      $ 8.647         343
                                 2009       $ 8.647      $10.692         397
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.857         517
                                 2005       $ 9.857      $10.116         497
                                 2006       $10.116      $11.162         501
                                 2007       $11.162      $11.149         497
                                 2008       $11.149      $ 6.588         499
                                 2009       $ 6.588      $10.486         209
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.689         801
                                 2005       $10.689      $10.715       3,566
                                 2006       $10.715      $11.686       7,359
                                 2007       $11.686      $11.865       6,747
                                 2008       $11.865      $ 9.005       2,180
                                 2009       $ 9.005      $10.357       3,779

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.077         793
                                 2005       $11.077      $11.523       1,399
                                 2006       $11.523      $13.567         898
                                 2007       $13.567      $14.260         797
                                 2008       $14.260      $ 9.370         661
                                 2009       $ 9.370      $11.210         465
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.647           0
                                 2006       $11.647      $11.687      11,485
                                 2007       $11.687      $12.106       9,302
                                 2008       $12.106      $ 6.007       7,330
                                 2009       $ 6.007      $ 7.762       6,908
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.291       4,883
                                 2005       $11.291      $12.583       5,282
                                 2006       $12.583      $14.429       8,245
                                 2007       $14.429      $14.952       6,303
                                 2008       $14.952      $ 8.716       5,588
                                 2009       $ 8.716      $11.867       5,468
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.224       3,899
                                 2005       $11.224      $12.032       9,779
                                 2006       $12.032      $13.480      12,150
                                 2007       $13.480      $12.985      10,609
                                 2008       $12.985      $ 7.864       8,715
                                 2009       $ 7.864      $10.517       9,238
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.291       2,546
                                 2005       $10.291      $10.572      10,061
                                 2006       $10.572      $10.556      11,417
                                 2007       $10.556      $10.687       8,324
                                 2008       $10.687      $10.192       6,546
                                 2009       $10.192      $11.514       5,678
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.872       3,562
                                 2005       $ 9.872      $ 9.912       5,232
                                 2006       $ 9.912      $10.132       4,492
                                 2007       $10.132      $10.381      27,322
                                 2008       $10.381      $10.370      18,607
                                 2009       $10.370      $10.143      22,386

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.503       9,230
                                 2005       $10.503      $10.476      16,860
                                 2006       $10.476      $10.308      14,230
                                 2007       $10.308      $11.146      14,218
                                 2008       $11.146      $10.123      13,770
                                 2009       $10.123      $11.709      15,158
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.193       5,689
                                 2005       $10.193      $10.202      10,588
                                 2006       $10.202      $10.352      16,018
                                 2007       $10.352      $10.999      18,254
                                 2008       $10.999      $11.264      18,123
                                 2009       $11.264      $12.554      22,531
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.735         657
                                 2005       $10.735      $10.776         679
                                 2006       $10.776      $11.666         684
                                 2007       $11.666      $10.891         673
                                 2008       $10.891      $ 7.322         599
                                 2009       $ 7.322      $ 7.043           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.130       2,406
                                 2005       $11.130      $10.383       9,350
                                 2006       $10.383      $11.298      10,310
                                 2007       $11.298      $11.735       8,637
                                 2008       $11.735      $10.599           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.506         504
                                 2005       $10.506      $11.673         814
                                 2006       $11.673      $12.703         892
                                 2007       $12.703      $15.232         408
                                 2008       $15.232      $ 8.819       1,431
                                 2009       $ 8.819      $10.968       5,583
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.398       5,438
                                 2005       $10.398      $10.732      15,118
                                 2006       $10.732      $11.464      19,421
                                 2007       $11.464      $12.598      11,074
                                 2008       $12.598      $ 7.058      10,952
                                 2009       $ 7.058      $ 9.778       9,310

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.009       8,200
                                 2005       $11.009      $11.154      24,548
                                 2006       $11.154      $12.930      25,487
                                 2007       $12.930      $13.014      18,070
                                 2008       $13.014      $ 8.103      17,220
                                 2009       $ 8.103      $ 9.916      13,471
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.830       2,494
                                 2005       $ 9.830      $ 9.625       3,085
                                 2006       $ 9.625      $10.218       3,109
                                 2007       $10.218      $10.386       3,775
                                 2008       $10.386      $ 8.818       2,587
                                 2009       $ 8.818      $ 9.810       1,888
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.000       1,504
                                 2005       $12.000      $15.476       2,671
                                 2006       $15.476      $21.093      61,578
                                 2007       $21.093      $28.356       1,887
                                 2008       $28.356      $ 9.756       2,425
                                 2009       $ 9.756      $20.321       2,710
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.346         137
                                 2005       $12.346      $18.296         463
                                 2006       $18.296      $22.255       2,912
                                 2007       $22.255      $31.601       1,702
                                 2008       $31.601      $16.633         759
                                 2009       $16.633      $25.599       1,554
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.014         636
                                 2005       $11.014      $11.958       1,055
                                 2006       $11.958      $12.258       1,123
                                 2007       $12.258      $14.083       1,025
                                 2008       $14.083      $ 7.314       1,261
                                 2009       $ 7.314      $11.175         805
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.098         109
                                 2005       $10.098      $10.190         112
                                 2006       $10.190      $10.265         442
                                 2007       $10.265      $10.732         590
                                 2008       $10.732      $10.643       1,909
                                 2009       $10.643      $10.488         104

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.986       2,644
                                 2005       $10.986      $11.777      13,897
                                 2006       $11.777      $13.345      14,963
                                 2007       $13.345      $13.366       8,886
                                 2008       $13.366      $ 8.852       7,906
                                 2009       $ 8.852      $10.733       8,902
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.292           0
                                 2005       $10.292      $11.613           0
                                 2006       $11.613      $11.779           0
                                 2007       $11.779      $13.999           0
                                 2008       $13.999      $ 6.927           0
                                 2009       $ 6.927      $11.177           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.740         922
                                 2005       $12.740      $14.533       8,446
                                 2006       $14.533      $19.549       8,865
                                 2007       $19.549      $15.798       8,682
                                 2008       $15.798      $ 9.560       7,669
                                 2009       $ 9.560      $12.002      10,495
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.446       1,968
                                 2008       $ 9.446      $ 5.853       1,197
                                 2009       $ 5.853      $ 7.397         328
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.685       2,118
                                 2008       $ 9.685      $ 6.091       1,880
                                 2009       $ 6.091      $ 7.409       1,906
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.745       1,022
                                 2009       $ 6.745      $11.801       2,171



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.681         673
                                 2005       $10.681      $11.036       2,107
                                 2006       $11.036      $12.215       2,063
                                 2007       $12.215      $12.133       1,847
                                 2008       $12.133      $ 5.719       1,960
                                 2009       $ 5.719      $ 8.280       1,008
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.241           0
                                 2005       $10.241      $10.898         128
                                 2006       $10.898      $11.328         458
                                 2007       $11.328      $12.402         125
                                 2008       $12.402      $ 6.973         935
                                 2009       $ 6.973      $ 8.249         895
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.752       2,670
                                 2007       $10.752      $11.366       1,963
                                 2008       $11.366      $ 7.761       1,752
                                 2009       $ 7.761      $ 9.734         234
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.923       1,580
                                 2005       $10.923      $11.483       1,880
                                 2006       $11.483      $12.490       3,197
                                 2007       $12.490      $13.375       2,922
                                 2008       $13.375      $ 9.348      11,043
                                 2009       $ 9.348      $11.896       9,240

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.042         711
                                 2005       $10.042      $10.995       2,125
                                 2006       $10.995      $11.304       3,717
                                 2007       $11.304      $13.251       2,620
                                 2008       $13.251      $ 6.974       1,538
                                 2009       $ 6.974      $10.064       1,364
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.158         166
                                 2005       $10.158      $11.364         155
                                 2006       $11.364      $13.250       4,517
                                 2007       $13.250      $17.293       4,281
                                 2008       $17.293      $ 9.276         892
                                 2009       $ 9.276      $13.698         815
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.564       6,342
                                 2005       $10.564      $11.341      19,808
                                 2006       $11.341      $12.214      23,196
                                 2007       $12.214      $15.711      16,263
                                 2008       $15.711      $ 6.394      14,268
                                 2009       $ 6.394      $ 9.481      12,988
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.155       3,320
                                 2005       $10.155      $10.329       2,469
                                 2006       $10.329      $10.846         685
                                 2007       $10.846      $12.240         680
                                 2008       $12.240      $ 8.528       1,658
                                 2009       $ 8.528      $10.761       1,242
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.321       8,974
                                 2005       $11.321      $12.942      27,262
                                 2006       $12.942      $14.134      33,066
                                 2007       $14.134      $16.247      27,583
                                 2008       $16.247      $ 9.124      18,431
                                 2009       $ 9.124      $12.113      16,271
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.775      12,245
                                 2005       $10.775      $11.149      10,195
                                 2006       $11.149      $13.104      11,111
                                 2007       $13.104      $13.004       6,541
                                 2008       $13.004      $ 7.287       7,705
                                 2009       $ 7.287      $ 9.276       3,904

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.750       2,760
                                 2005       $ 9.750      $10.081       6,355
                                 2006       $10.081      $10.529       5,469
                                 2007       $10.529      $13.069       3,754
                                 2008       $13.069      $ 6.748       4,688
                                 2009       $ 6.748      $ 8.462       2,001
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.604      13,720
                                 2005       $10.604      $10.866      30,063
                                 2006       $10.866      $12.293      27,918
                                 2007       $12.293      $12.670      22,518
                                 2008       $12.670      $ 7.803      32,912
                                 2009       $ 7.803      $ 9.658      30,308
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.154      13,913
                                 2005       $10.154      $10.140      15,474
                                 2006       $10.140      $10.349      17,406
                                 2007       $10.349      $10.555      34,659
                                 2008       $10.555      $ 9.986      33,831
                                 2009       $ 9.986      $11.300      26,436
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.905      12,850
                                 2005       $ 9.905      $ 9.977      33,219
                                 2006       $ 9.977      $10.230      30,594
                                 2007       $10.230      $10.522      58,705
                                 2008       $10.522      $10.597      31,819
                                 2009       $10.597      $10.434      23,675
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.866         771
                                 2005       $10.866      $12.649      10,086
                                 2006       $12.649      $14.600      11,504
                                 2007       $14.600      $16.746       7,791
                                 2008       $16.746      $ 9.197       8,612
                                 2009       $ 9.197      $11.376       7,199
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.561           0
                                 2005       $10.561      $11.143         139
                                 2006       $11.143      $12.059         766
                                 2007       $12.059      $13.032         136
                                 2008       $13.032      $10.720         725
                                 2009       $10.720      $13.193       1,971

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.249       4,924
                                 2005       $11.249      $11.712       4,923
                                 2006       $11.712      $13.552       5,597
                                 2007       $13.552      $15.703       1,390
                                 2008       $15.703      $14.747           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.422           0
                                 2005       $11.422      $12.600       1,699
                                 2006       $12.600      $13.474       7,523
                                 2007       $13.474      $18.040      11,663
                                 2008       $18.040      $ 9.845       2,019
                                 2009       $ 9.845      $14.088       1,614
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.235       1,536
                                 2005       $11.235      $12.112      12,439
                                 2006       $12.112      $13.659      14,131
                                 2007       $13.659      $14.344      12,674
                                 2008       $14.344      $10.136      25,459
                                 2009       $10.136      $13.203      23,011
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.271           0
                                 2005       $11.271      $12.251         373
                                 2006       $12.251      $13.300         573
                                 2007       $13.300      $13.832         198
                                 2008       $13.832      $ 8.642       1,677
                                 2009       $ 8.642      $10.380       1,612
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.925       1,895
                                 2006       $10.925      $13.049       2,029
                                 2007       $13.049      $12.005       1,285
                                 2008       $12.005      $ 7.539         435
                                 2009       $ 7.539      $ 7.129           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.262         971
                                 2005       $10.262      $10.432           0
                                 2006       $10.432      $12.051         554

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.806       8,397
                                 2005       $10.806      $10.966      14,725
                                 2006       $10.966      $11.859      29,666
                                 2007       $11.859      $11.582      13,040
                                 2008       $11.582      $ 7.845      12,802
                                 2009       $ 7.845      $11.905       7,831
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.359           0
                                 2005       $10.359      $10.755         470
                                 2006       $10.755      $12.412         892
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.588       3,977
                                 2005       $10.588      $10.589       4,887
                                 2006       $10.589      $11.415      14,188
                                 2007       $11.415      $11.358       3,582
                                 2008       $11.358      $ 7.940       2,974
                                 2009       $ 7.940      $11.301       1,568
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.408           0
                                 2005       $10.408      $10.632       4,112
                                 2006       $10.632      $11.181       4,568
                                 2007       $11.181      $12.164       2,898
                                 2008       $12.164      $ 7.512       5,811
                                 2009       $ 7.512      $10.240       4,949
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.745           0
                                 2005       $10.745      $11.270         459
                                 2006       $11.270      $12.447         378
                                 2007       $12.447      $13.421         142
                                 2008       $13.421      $ 8.779       2,817
                                 2009       $ 8.779      $10.888       2,499
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.885         791
                                 2005       $ 9.885      $10.175         544
                                 2006       $10.175      $11.262         369
                                 2007       $11.262      $11.284         356
                                 2008       $11.284      $ 6.688       1,390
                                 2009       $ 6.688      $10.678       1,024
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.719       4,193
                                 2005       $10.719      $10.778       5,134
                                 2006       $10.778      $11.791       7,274
                                 2007       $11.791      $12.008       5,554
                                 2008       $12.008      $ 9.141       6,555
                                 2009       $ 9.141      $10.546       4,746

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.108         943
                                 2005       $11.108      $11.590       2,510
                                 2006       $11.590      $13.688       3,711
                                 2007       $13.688      $14.432       3,041
                                 2008       $14.432      $ 9.512       6,545
                                 2009       $ 9.512      $11.415       6,438
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.671         417
                                 2006       $11.671      $11.747       5,019
                                 2007       $11.747      $12.206       2,120
                                 2008       $12.206      $ 6.075          87
                                 2009       $ 6.075      $ 7.874          86
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.322       4,356
                                 2005       $11.322      $12.656       5,459
                                 2006       $12.656      $14.558       6,829
                                 2007       $14.558      $15.133       3,984
                                 2008       $15.133      $ 8.849       5,618
                                 2009       $ 8.849      $12.084       3,953
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.256       5,298
                                 2005       $11.256      $12.103      19,667
                                 2006       $12.103      $13.600      32,628
                                 2007       $13.600      $13.141      16,955
                                 2008       $13.141      $ 7.984      18,988
                                 2009       $ 7.984      $10.710      16,341
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.319           0
                                 2005       $10.319      $10.634       5,310
                                 2006       $10.634      $10.650      10,289
                                 2007       $10.650      $10.816       5,960
                                 2008       $10.816      $10.347       9,844
                                 2009       $10.347      $11.725       8,141
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.899       1,642
                                 2005       $ 9.899      $ 9.970      18,027
                                 2006       $ 9.970      $10.222       5,651
                                 2007       $10.222      $10.506       2,581
                                 2008       $10.506      $10.528      22,117
                                 2009       $10.528      $10.329      10,198

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.533      14,939
                                 2005       $10.533      $10.538      23,913
                                 2006       $10.538      $10.401      26,542
                                 2007       $10.401      $11.280       9,115
                                 2008       $11.280      $10.276      11,204
                                 2009       $10.276      $11.923       8,997
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.221       2,544
                                 2005       $10.221      $10.262       9,506
                                 2006       $10.262      $10.445      31,675
                                 2007       $10.445      $11.132      16,486
                                 2008       $11.132      $11.435      42,191
                                 2009       $11.435      $12.784      35,628
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.757           0
                                 2005       $10.757      $10.831           0
                                 2006       $10.831      $11.762           0
                                 2007       $11.762      $11.014           0
                                 2008       $11.014      $ 7.428       1,863
                                 2009       $ 7.428      $ 7.152           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.162       6,146
                                 2005       $11.162      $10.444       5,963
                                 2006       $10.444      $11.399       4,133
                                 2007       $11.399      $11.876         662
                                 2008       $11.876      $10.728           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.535           0
                                 2005       $10.535      $11.741       2,718
                                 2006       $11.741      $12.817       5,108
                                 2007       $12.817      $15.416       1,454
                                 2008       $15.416      $ 8.953       1,059
                                 2009       $ 8.953      $11.169         235
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.427         812
                                 2005       $10.427      $10.795       7,799
                                 2006       $10.795      $11.567      11,606
                                 2007       $11.567      $12.750       8,278
                                 2008       $12.750      $ 7.165      18,276
                                 2009       $ 7.165      $ 9.957      12,885

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.039       4,165
                                 2005       $11.039      $11.219      36,088
                                 2006       $11.219      $13.046      47,715
                                 2007       $13.046      $13.171      30,708
                                 2008       $13.171      $ 8.226      15,396
                                 2009       $ 8.226      $10.097      12,397
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.858           0
                                 2005       $ 9.858      $ 9.681         419
                                 2006       $ 9.681      $10.309         329
                                 2007       $10.309      $10.511          90
                                 2008       $10.511      $ 8.952         551
                                 2009       $ 8.952      $ 9.989         624
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.033         840
                                 2005       $12.033      $15.567       5,085
                                 2006       $15.567      $21.281       4,699
                                 2007       $21.281      $28.698       2,539
                                 2008       $28.698      $ 9.905       1,306
                                 2009       $ 9.905      $20.693       1,015
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.380           0
                                 2005       $12.380      $18.403       5,352
                                 2006       $18.403      $22.454       9,502
                                 2007       $22.454      $31.982       5,004
                                 2008       $31.982      $16.885       1,656
                                 2009       $16.885      $26.067       1,045
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.045           0
                                 2005       $11.045      $12.028         426
                                 2006       $12.028      $12.368           0
                                 2007       $12.368      $14.253           0
                                 2008       $14.253      $ 7.425           0
                                 2009       $ 7.425      $11.379           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.126       5,053
                                 2005       $10.126      $10.249       7,045
                                 2006       $10.249      $10.357       6,647
                                 2007       $10.357      $10.861       4,330
                                 2008       $10.861      $10.805       2,287
                                 2009       $10.805      $10.680       1,210

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.017       2,434
                                 2005       $11.017      $11.846       6,892
                                 2006       $11.846      $13.465       5,866
                                 2007       $13.465      $13.527       4,258
                                 2008       $13.527      $ 8.986       8,195
                                 2009       $ 8.986      $10.929       7,380
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.321           0
                                 2005       $10.321      $11.681       1,716
                                 2006       $11.681      $11.884       1,978
                                 2007       $11.884      $14.168       1,066
                                 2008       $14.168      $ 7.033         639
                                 2009       $ 7.033      $11.382          91
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.776       8,624
                                 2005       $12.776      $14.618      19,150
                                 2006       $14.618      $19.724      46,931
                                 2007       $19.724      $15.989      21,887
                                 2008       $15.989      $ 9.705      28,148
                                 2009       $ 9.705      $12.221      27,005
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.466         698
                                 2008       $ 9.466      $ 5.883           0
                                 2009       $ 5.883      $ 7.458           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.705         839
                                 2008       $ 9.705      $ 6.123         764
                                 2009       $ 6.123      $ 7.470         763
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.848       1,470
                                 2009       $ 6.848      $12.017           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.676           0
                                 2005       $10.676      $11.025           0
                                 2006       $11.025      $12.197           0
                                 2007       $12.197      $12.109           0
                                 2008       $12.109      $ 5.704      12,250
                                 2009       $ 5.704      $ 8.255       6,812
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.236       2,411
                                 2005       $10.236      $10.887       2,032
                                 2006       $10.887      $11.311       1,740
                                 2007       $11.311      $12.377           0
                                 2008       $12.377      $ 6.956         778
                                 2009       $ 6.956      $ 8.224         764
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.748           0
                                 2007       $10.748      $11.356           0
                                 2008       $11.356      $ 7.750         699
                                 2009       $ 7.750      $ 9.716         575
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.918         633
                                 2005       $10.918      $11.472         633
                                 2006       $11.472      $12.471         608
                                 2007       $12.471      $13.348         552
                                 2008       $13.348      $ 9.325      16,857
                                 2009       $ 9.325      $11.860      15,391

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.037           0
                                 2005       $10.037      $10.984           0
                                 2006       $10.984      $11.287           0
                                 2007       $11.287      $13.225           0
                                 2008       $13.225      $ 6.957       3,946
                                 2009       $ 6.957      $10.034         874
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.153           0
                                 2005       $10.153      $11.353           0
                                 2006       $11.353      $13.230           0
                                 2007       $13.230      $17.259           0
                                 2008       $17.259      $ 9.253       4,939
                                 2009       $ 9.253      $13.657       2,028
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.559         703
                                 2005       $10.559      $11.330       1,039
                                 2006       $11.330      $12.196         687
                                 2007       $12.196      $15.680         685
                                 2008       $15.680      $ 6.378       7,069
                                 2009       $ 6.378      $ 9.452       7,168
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.151       1,503
                                 2005       $10.151      $10.319       1,104
                                 2006       $10.319      $10.829         819
                                 2007       $10.829      $12.216         703
                                 2008       $12.216      $ 8.506      10,597
                                 2009       $ 8.506      $10.728       7,371
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.316       3,034
                                 2005       $11.316      $12.930       2,646
                                 2006       $12.930      $14.113       2,345
                                 2007       $14.113      $16.214       3,577
                                 2008       $16.214      $ 9.101      28,684
                                 2009       $ 9.101      $12.077      21,642
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.770       3,148
                                 2005       $10.770      $11.138       2,747
                                 2006       $11.138      $13.084       2,436
                                 2007       $13.084      $12.978         732
                                 2008       $12.978      $ 7.269      14,731
                                 2009       $ 7.269      $ 9.248      12,029

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.745         692
                                 2005       $ 9.745      $10.071         692
                                 2006       $10.071      $10.514         665
                                 2007       $10.514      $13.043         602
                                 2008       $13.043      $ 6.731      16,962
                                 2009       $ 6.731      $ 8.437      14,390
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.599       2,333
                                 2005       $10.599      $10.855       1,960
                                 2006       $10.855      $12.275       1,674
                                 2007       $12.275      $12.645       1,557
                                 2008       $12.645      $ 7.783      23,795
                                 2009       $ 7.783      $ 9.629      21,289
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.149       3,152
                                 2005       $10.149      $10.130       2,755
                                 2006       $10.130      $10.334       2,446
                                 2007       $10.334      $10.534       2,274
                                 2008       $10.534      $ 9.961      18,708
                                 2009       $ 9.961      $11.266      15,260
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.901       3,148
                                 2005       $ 9.901      $ 9.968       2,760
                                 2006       $ 9.968      $10.215       2,458
                                 2007       $10.215      $10.501       2,287
                                 2008       $10.501      $10.570      20,703
                                 2009       $10.570      $10.403      22,027
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.861         199
                                 2005       $10.861      $12.637         169
                                 2006       $12.637      $14.579         169
                                 2007       $14.579      $16.713         169
                                 2008       $16.713      $ 9.174      11,572
                                 2009       $ 9.174      $11.341      10,646
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.556           0
                                 2005       $10.556      $11.133          19
                                 2006       $11.133      $12.041          19
                                 2007       $12.041      $13.006          19
                                 2008       $13.006      $10.693       3,192
                                 2009       $10.693      $13.154       6,741

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.244           0
                                 2005       $11.244      $11.701           0
                                 2006       $11.701      $13.532           0
                                 2007       $13.532      $15.672           0
                                 2008       $15.672      $14.715           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.417           0
                                 2005       $11.417      $12.587           0
                                 2006       $12.587      $13.454           0
                                 2007       $13.454      $18.004           0
                                 2008       $18.004      $ 9.821      13,194
                                 2009       $ 9.821      $14.046       8,055
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.230           0
                                 2005       $11.230      $12.101           0
                                 2006       $12.101      $13.639           0
                                 2007       $13.639      $14.316           0
                                 2008       $14.316      $10.110      13,049
                                 2009       $10.110      $13.163       9,890
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.266           0
                                 2005       $11.266      $12.240           0
                                 2006       $12.240      $13.281           0
                                 2007       $13.281      $13.804           0
                                 2008       $13.804      $ 8.621      12,292
                                 2009       $ 8.621      $10.349      10,291
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.921           0
                                 2006       $10.921      $13.038         659
                                 2007       $13.038      $11.989           0
                                 2008       $11.989      $ 7.525       4,642
                                 2009       $ 7.525      $ 7.115           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.258           0
                                 2005       $10.258      $10.422           0
                                 2006       $10.422      $12.033           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.801       1,315
                                 2005       $10.801      $10.955         960
                                 2006       $10.955      $11.841         673
                                 2007       $11.841      $11.559         556
                                 2008       $11.559      $ 7.825      16,131
                                 2009       $ 7.825      $11.869      12,323
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.354           0
                                 2005       $10.354      $10.745           0
                                 2006       $10.745      $12.393           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.583       1,621
                                 2005       $10.583      $10.579       1,603
                                 2006       $10.579      $11.398       1,579
                                 2007       $11.398      $11.335       1,523
                                 2008       $11.335      $ 7.921      11,168
                                 2009       $ 7.921      $11.267       9,015
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.404           0
                                 2005       $10.404      $10.622           0
                                 2006       $10.622      $11.165           0
                                 2007       $11.165      $12.140           0
                                 2008       $12.140      $ 7.493       4,412
                                 2009       $ 7.493      $10.209       2,701
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.740           0
                                 2005       $10.740      $11.259           0
                                 2006       $11.259      $12.429           0
                                 2007       $12.429      $13.394           0
                                 2008       $13.394      $ 8.757       5,233
                                 2009       $ 8.757      $10.855       4,087
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.880           0
                                 2005       $ 9.880      $10.165           0
                                 2006       $10.165      $11.245           0
                                 2007       $11.245      $11.261           0
                                 2008       $11.261      $ 6.671       6,557
                                 2009       $ 6.671      $10.645       5,377
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.714         190
                                 2005       $10.714      $10.767         161
                                 2006       $10.767      $11.773         161
                                 2007       $11.773      $11.984         161
                                 2008       $11.984      $ 9.118      18,184
                                 2009       $ 9.118      $10.514      16,873

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.103           0
                                 2005       $11.103      $11.579           0
                                 2006       $11.579      $13.668           0
                                 2007       $13.668      $14.403           0
                                 2008       $14.403      $ 9.488       4,064
                                 2009       $ 9.488      $11.380       2,246
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.667           0
                                 2006       $11.667      $11.737           0
                                 2007       $11.737      $12.189           0
                                 2008       $12.189      $ 6.063           0
                                 2009       $ 6.063      $ 7.855           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.317           0
                                 2005       $11.317      $12.644           0
                                 2006       $12.644      $14.536           0
                                 2007       $14.536      $15.102           0
                                 2008       $15.102      $ 8.826      20,906
                                 2009       $ 8.826      $12.048      17,303
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.250       1,855
                                 2005       $11.250      $12.091       1,806
                                 2006       $12.091      $13.580       1,780
                                 2007       $13.580      $13.115         191
                                 2008       $13.115      $ 7.964      18,816
                                 2009       $ 7.964      $10.678      15,659
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.315           0
                                 2005       $10.315      $10.624           0
                                 2006       $10.624      $10.635           0
                                 2007       $10.635      $10.794           0
                                 2008       $10.794      $10.321      11,021
                                 2009       $10.321      $11.690       6,222
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.895           0
                                 2005       $ 9.895      $ 9.960           0
                                 2006       $ 9.960      $10.207           0
                                 2007       $10.207      $10.485           0
                                 2008       $10.485      $10.501      25,951
                                 2009       $10.501      $10.298      21,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.528            0
                                 2005       $10.528      $10.528            0
                                 2006       $10.528      $10.385            0
                                 2007       $10.385      $11.258            0
                                 2008       $11.258      $10.251      121,212
                                 2009       $10.251      $11.887      109,743
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.216            0
                                 2005       $10.216      $10.252            0
                                 2006       $10.252      $10.429            0
                                 2007       $10.429      $11.110            0
                                 2008       $11.110      $11.407       69,955
                                 2009       $11.407      $12.745       64,059
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.754            0
                                 2005       $10.754      $10.822            0
                                 2006       $10.822      $11.746            0
                                 2007       $11.746      $10.993            0
                                 2008       $10.993      $ 7.410        2,774
                                 2009       $ 7.410      $ 7.133            0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.156            0
                                 2005       $11.156      $10.433            0
                                 2006       $10.433      $11.382            0
                                 2007       $11.382      $11.853            0
                                 2008       $11.853      $10.706            0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.530            0
                                 2005       $10.530      $11.730            0
                                 2006       $11.730      $12.798            0
                                 2007       $12.798      $15.385            0
                                 2008       $15.385      $ 8.931        1,114
                                 2009       $ 8.931      $11.135        1,695
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.422          197
                                 2005       $10.422      $10.785          167
                                 2006       $10.785      $11.550          167
                                 2007       $11.550      $12.725          167
                                 2008       $12.725      $ 7.148       19,376
                                 2009       $ 7.148      $ 9.927       13,870

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.034           0
                                 2005       $11.034      $11.208           0
                                 2006       $11.208      $13.026           0
                                 2007       $13.026      $13.145           0
                                 2008       $13.145      $ 8.206      36,500
                                 2009       $ 8.206      $10.067      27,840
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.853       1,559
                                 2005       $ 9.853      $ 9.672       1,559
                                 2006       $ 9.672      $10.294           0
                                 2007       $10.294      $10.490           0
                                 2008       $10.490      $ 8.929       1,438
                                 2009       $ 8.929      $ 9.959         661
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.027         822
                                 2005       $12.027      $15.552         427
                                 2006       $15.552      $21.250         124
                                 2007       $21.250      $28.641           0
                                 2008       $28.641      $ 9.880       4,980
                                 2009       $ 9.880      $20.630       2,624
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.375           0
                                 2005       $12.375      $18.385           0
                                 2006       $18.385      $22.421           0
                                 2007       $22.421      $31.918           0
                                 2008       $31.918      $16.843      10,186
                                 2009       $16.843      $25.989       9,994
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.040           0
                                 2005       $11.040      $12.016           0
                                 2006       $12.016      $12.350           0
                                 2007       $12.350      $14.224           0
                                 2008       $14.224      $ 7.407       1,437
                                 2009       $ 7.407      $11.345         874
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.122         537
                                 2005       $10.122      $10.239         557
                                 2006       $10.239      $10.342         557
                                 2007       $10.342      $10.839         557
                                 2008       $10.839      $10.778       5,873
                                 2009       $10.778      $10.648       9,644

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.011         122
                                 2005       $11.011      $11.835         104
                                 2006       $11.835      $13.445          79
                                 2007       $13.445      $13.500          22
                                 2008       $13.500      $ 8.964      17,848
                                 2009       $ 8.964      $10.897      15,212
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.316           0
                                 2005       $10.316      $11.669           0
                                 2006       $11.669      $11.866           0
                                 2007       $11.866      $14.140           0
                                 2008       $14.140      $ 7.015       2,023
                                 2009       $ 7.015      $11.347       2,446
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.770       3,041
                                 2005       $12.770      $14.604       2,613
                                 2006       $14.604      $19.695       2,755
                                 2007       $19.695      $15.957         720
                                 2008       $15.957      $ 9.681      24,317
                                 2009       $ 9.681      $12.184      20,226
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.463           0
                                 2008       $ 9.463      $ 5.878         448
                                 2009       $ 5.878      $ 7.448       3,641
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.702           0
                                 2008       $ 9.702      $ 6.117       7,386
                                 2009       $ 6.117      $ 7.460       7,097
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.830       1,406
                                 2009       $ 6.830      $11.981       1,360



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.671         684
                                 2005       $10.671      $11.014       1,767
                                 2006       $11.014      $12.179       1,679
                                 2007       $12.179      $12.085       1,565
                                 2008       $12.085      $ 5.690       5,172
                                 2009       $ 5.690      $ 8.230       4,860
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.232         293
                                 2005       $10.232      $10.877         489
                                 2006       $10.877      $11.294         418
                                 2007       $11.294      $12.353         584
                                 2008       $12.353      $ 6.938         142
                                 2009       $ 6.938      $ 8.200         142
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.745       1,275
                                 2007       $10.745      $11.347       1,049
                                 2008       $11.347      $ 7.740       4,163
                                 2009       $ 7.740      $ 9.698       3,963
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.913         706
                                 2005       $10.913      $11.461       1,535
                                 2006       $11.461      $12.453       1,485
                                 2007       $12.453      $13.322       1,085
                                 2008       $13.322      $ 9.301       5,011
                                 2009       $ 9.301      $11.824       3,173

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.033         124
                                 2005       $10.033      $10.974         124
                                 2006       $10.974      $11.270         124
                                 2007       $11.270      $13.199         124
                                 2008       $13.199      $ 6.939       1,813
                                 2009       $ 6.939      $10.003         271
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.148         248
                                 2005       $10.148      $11.342         255
                                 2006       $11.342      $13.210         160
                                 2007       $13.210      $17.224         160
                                 2008       $17.224      $ 9.229       2,212
                                 2009       $ 9.229      $13.616       1,983
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.554       2,167
                                 2005       $10.554      $11.319       2,375
                                 2006       $11.319      $12.177         538
                                 2007       $12.177      $15.648         519
                                 2008       $15.648      $ 6.362       6,222
                                 2009       $ 6.362      $ 9.424       3,353
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.146         684
                                 2005       $10.146      $10.309       2,292
                                 2006       $10.309      $10.813      11,517
                                 2007       $10.813      $12.191       1,718
                                 2008       $12.191      $ 8.485       5,702
                                 2009       $ 8.485      $10.696       5,339
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.311       1,813
                                 2005       $11.311      $12.917       2,442
                                 2006       $12.917      $14.092       1,477
                                 2007       $14.092      $16.182       1,239
                                 2008       $16.182      $ 9.079       8,088
                                 2009       $ 9.079      $12.040       5,836
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.765       3,217
                                 2005       $10.765      $11.127       3,097
                                 2006       $11.127      $13.065       3,614
                                 2007       $13.065      $12.952       3,192
                                 2008       $12.952      $ 7.251       8,265
                                 2009       $ 7.251      $ 9.220       8,091

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.741         355
                                 2005       $ 9.741      $10.062         147
                                 2006       $10.062      $10.498         147
                                 2007       $10.498      $13.016         147
                                 2008       $13.016      $ 6.714       2,303
                                 2009       $ 6.714      $ 8.411       2,571
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.594       2,764
                                 2005       $10.594      $10.845       3,185
                                 2006       $10.845      $12.257       3,797
                                 2007       $12.257      $12.620       1,000
                                 2008       $12.620      $ 7.764      12,992
                                 2009       $ 7.764      $ 9.600       8,947
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.145       1,377
                                 2005       $10.145      $10.120       1,979
                                 2006       $10.120      $10.318       3,566
                                 2007       $10.318      $10.513       2,552
                                 2008       $10.513      $ 9.936       8,137
                                 2009       $ 9.936      $11.232       6,423
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.896           0
                                 2005       $ 9.896      $ 9.958      30,383
                                 2006       $ 9.958      $10.200      13,269
                                 2007       $10.200      $10.480       2,402
                                 2008       $10.480      $10.544      32,210
                                 2009       $10.544      $10.371      10,057
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.856         285
                                 2005       $10.856      $12.625       1,169
                                 2006       $12.625      $14.557       2,017
                                 2007       $14.557      $16.680       1,679
                                 2008       $16.680      $ 9.151       4,791
                                 2009       $ 9.151      $11.307       4,373
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.551       2,201
                                 2005       $10.551      $11.122       5,025
                                 2006       $11.122      $12.023       2,920
                                 2007       $12.023      $12.980       2,821
                                 2008       $12.980      $10.666       7,141
                                 2009       $10.666      $13.114       5,509

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239         149
                                 2005       $11.239      $11.690         149
                                 2006       $11.690      $13.512         149
                                 2007       $13.512      $15.641         149
                                 2008       $15.641      $14.684           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.411       1,393
                                 2005       $11.411      $12.575       1,623
                                 2006       $12.575      $13.434       1,152
                                 2007       $13.434      $17.968         840
                                 2008       $17.968      $ 9.796         866
                                 2009       $ 9.796      $14.003         620
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.225         149
                                 2005       $11.225      $12.089         978
                                 2006       $12.089      $13.619         980
                                 2007       $13.619      $14.287         980
                                 2008       $14.287      $10.085       7,350
                                 2009       $10.085      $13.123       5,424
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.260       1,336
                                 2005       $11.260      $12.228       2,512
                                 2006       $12.228      $13.261       2,342
                                 2007       $13.261      $13.777       1,791
                                 2008       $13.777      $ 8.599         577
                                 2009       $ 8.599      $10.317         366
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.918           0
                                 2006       $10.918      $13.027         329
                                 2007       $13.027      $11.972         271
                                 2008       $11.972      $ 7.511       1,246
                                 2009       $ 7.511      $ 7.100           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.253         290
                                 2005       $10.253      $10.411       1,472
                                 2006       $10.411      $12.016       1,401

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.796         976
                                 2005       $10.796      $10.944       3,533
                                 2006       $10.944      $11.824       5,058
                                 2007       $11.824      $11.536       4,694
                                 2008       $11.536      $ 7.806       5,887
                                 2009       $ 7.806      $11.833       3,715
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.349         428
                                 2005       $10.349      $10.734         938
                                 2006       $10.734      $12.375         539
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.578       2,069
                                 2005       $10.578      $10.569       2,843
                                 2006       $10.569      $11.382       2,300
                                 2007       $11.382      $11.313       1,561
                                 2008       $11.313      $ 7.901       6,496
                                 2009       $ 7.901      $11.233       5,026
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.399           0
                                 2005       $10.399      $10.611         497
                                 2006       $10.611      $11.148       1,599
                                 2007       $11.148      $12.116       1,304
                                 2008       $12.116      $ 7.475       3,472
                                 2009       $ 7.475      $10.179       3,243
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.735           0
                                 2005       $10.735      $11.248           0
                                 2006       $11.248      $12.411           0
                                 2007       $12.411      $13.367           0
                                 2008       $13.367      $ 8.735         791
                                 2009       $ 8.735      $10.822       1,337
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.876           0
                                 2005       $ 9.876      $10.155         648
                                 2006       $10.155      $11.228         648
                                 2007       $11.228      $11.239         648
                                 2008       $11.239      $ 6.654       1,853
                                 2009       $ 6.654      $10.613       2,483
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.709       1,946
                                 2005       $10.709      $10.757       5,018
                                 2006       $10.757      $11.756       4,464
                                 2007       $11.756      $11.960       3,946
                                 2008       $11.960      $ 9.095      12,294
                                 2009       $ 9.095      $10.483      10,700

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.097         131
                                 2005       $11.097      $11.568         611
                                 2006       $11.568      $13.648         611
                                 2007       $13.648      $14.374         611
                                 2008       $14.374      $ 9.464       1,222
                                 2009       $ 9.464      $11.346       1,559
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.663           0
                                 2006       $11.663      $11.727           0
                                 2007       $11.727      $12.172           0
                                 2008       $12.172      $ 6.052         684
                                 2009       $ 6.052      $ 7.836         523
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.312       1,981
                                 2005       $11.312      $12.632       3,331
                                 2006       $12.632      $14.515       1,350
                                 2007       $14.515      $15.072       1,321
                                 2008       $15.072      $ 8.804       5,985
                                 2009       $ 8.804      $12.012       5,293
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.245       4,071
                                 2005       $11.245      $12.079       5,235
                                 2006       $12.079      $13.560       1,896
                                 2007       $13.560      $13.089       1,454
                                 2008       $13.089      $ 7.944       5,504
                                 2009       $ 7.944      $10.645       4,884
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.310           0
                                 2005       $10.310      $10.614           0
                                 2006       $10.614      $10.619       1,711
                                 2007       $10.619      $10.772       1,064
                                 2008       $10.772      $10.295       1,059
                                 2009       $10.295      $11.654       1,204
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.890           0
                                 2005       $ 9.890      $ 9.951       2,680
                                 2006       $ 9.951      $10.192       2,875
                                 2007       $10.192      $10.464       4,107
                                 2008       $10.464      $10.475      33,726
                                 2009       $10.475      $10.267      27,652

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.523         924
                                 2005       $10.523      $10.517       1,841
                                 2006       $10.517      $10.370       2,597
                                 2007       $10.370      $11.235       2,541
                                 2008       $11.235      $10.225       6,340
                                 2009       $10.225      $11.852       6,080
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.212       1,553
                                 2005       $10.212      $10.242       2,136
                                 2006       $10.242      $10.414       5,114
                                 2007       $10.414      $11.088       5,071
                                 2008       $11.088      $11.378       6,794
                                 2009       $11.378      $12.707       6,216
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.750          94
                                 2005       $10.750      $10.813       1,548
                                 2006       $10.813      $11.730       1,548
                                 2007       $11.730      $10.973       1,497
                                 2008       $10.973      $ 7.393         997
                                 2009       $ 7.393      $ 7.115           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.151           0
                                 2005       $11.151      $10.423           0
                                 2006       $10.423      $11.365           0
                                 2007       $11.365      $11.829           0
                                 2008       $11.829      $10.685           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.526           0
                                 2005       $10.526      $11.718           0
                                 2006       $11.718      $12.779         435
                                 2007       $12.779      $15.355           0
                                 2008       $15.355      $ 8.908           1
                                 2009       $ 8.908      $11.102         409
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.417       1,182
                                 2005       $10.417      $10.774       2,830
                                 2006       $10.774      $11.533       4,191
                                 2007       $11.533      $12.699       3,370
                                 2008       $12.699      $ 7.130       6,422
                                 2009       $ 7.130      $ 9.897       5,969

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.029       2,763
                                 2005       $11.029      $11.197       3,621
                                 2006       $11.197      $13.007       2,534
                                 2007       $13.007      $13.118       2,398
                                 2008       $13.118      $ 8.185      12,005
                                 2009       $ 8.185      $10.036      11,529
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.849       1,523
                                 2005       $ 9.849      $ 9.662       2,732
                                 2006       $ 9.662      $10.278       2,143
                                 2007       $10.278      $10.469       1,735
                                 2008       $10.469      $ 8.907         697
                                 2009       $ 8.907      $ 9.929           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.022           0
                                 2005       $12.022      $15.536         401
                                 2006       $15.536      $21.218         401
                                 2007       $21.218      $28.584         401
                                 2008       $28.584      $ 9.855       1,602
                                 2009       $ 9.855      $20.568       1,715
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.369         582
                                 2005       $12.369      $18.368         884
                                 2006       $18.368      $22.387         552
                                 2007       $22.387      $31.855         549
                                 2008       $31.855      $16.800       1,461
                                 2009       $16.800      $25.911       1,612
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.035         754
                                 2005       $11.035      $12.004         931
                                 2006       $12.004      $12.331         859
                                 2007       $12.331      $14.196       1,006
                                 2008       $14.196      $ 7.388         908
                                 2009       $ 7.388      $11.311       1,675
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.117         706
                                 2005       $10.117      $10.229         929
                                 2006       $10.229      $10.326         929
                                 2007       $10.326      $10.818         896
                                 2008       $10.818      $10.751       3,095
                                 2009       $10.751      $10.616       1,679

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $11.006         187
                                 2005       $11.006      $11.823       2,147
                                 2006       $11.823      $13.425       3,456
                                 2007       $13.425      $13.473       3,317
                                 2008       $13.473      $ 8.941      10,380
                                 2009       $ 8.941      $10.864      10,965
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.311         509
                                 2005       $10.311      $11.658         509
                                 2006       $11.658      $11.849         508
                                 2007       $11.849      $14.111         508
                                 2008       $14.111      $ 6.997       2,412
                                 2009       $ 6.997      $11.313       2,172
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.764       4,436
                                 2005       $12.764      $14.590       8,945
                                 2006       $14.590      $19.666       6,691
                                 2007       $19.666      $15.925       5,850
                                 2008       $15.925      $ 9.657       3,507
                                 2009       $ 9.657      $12.148       2,547
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.459       1,963
                                 2008       $ 9.459      $ 5.873         157
                                 2009       $ 5.873      $ 7.438         131
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.698         673
                                 2008       $ 9.698      $ 6.112          42
                                 2009       $ 6.112      $ 7.450          40
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.813       1,692
                                 2009       $ 6.813      $11.945       1,598



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.661           0
                                 2005       $10.661      $10.993           0
                                 2006       $10.993      $12.143           0
                                 2007       $12.143      $12.037           0
                                 2008       $12.037      $ 5.661       1,160
                                 2009       $ 5.661      $ 8.180         936
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.222           0
                                 2005       $10.222      $10.856           0
                                 2006       $10.856      $11.261           0
                                 2007       $11.261      $12.303           0
                                 2008       $12.303      $ 6.903           0
                                 2009       $ 6.903      $ 8.150           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.737           0
                                 2007       $10.737      $11.327           0
                                 2008       $11.327      $ 7.719           0
                                 2009       $ 7.719      $ 9.661           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.902           0
                                 2005       $10.902      $11.438           0
                                 2006       $11.438      $12.416           0
                                 2007       $12.416      $13.269           0
                                 2008       $13.269      $ 9.255           0
                                 2009       $ 9.255      $11.753           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.023           0
                                 2005       $10.023      $10.952           0
                                 2006       $10.952      $11.237           0
                                 2007       $11.237      $13.146           0
                                 2008       $13.146      $ 6.904           0
                                 2009       $ 6.904      $ 9.943           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.139           0
                                 2005       $10.139      $11.320           0
                                 2006       $11.320      $13.171           0
                                 2007       $13.171      $17.156           0
                                 2008       $17.156      $ 9.183           0
                                 2009       $ 9.183      $13.534           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.544           0
                                 2005       $10.544      $11.297           0
                                 2006       $11.297      $12.141           0
                                 2007       $12.141      $15.586           0
                                 2008       $15.586      $ 6.330         485
                                 2009       $ 6.330      $ 9.367         485
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.137           0
                                 2005       $10.137      $10.289           0
                                 2006       $10.289      $10.781           0
                                 2007       $10.781      $12.143           0
                                 2008       $12.143      $ 8.443           0
                                 2009       $ 8.443      $10.632           0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.300           0
                                 2005       $11.300      $12.892       1,069
                                 2006       $12.892      $14.051       1,064
                                 2007       $14.051      $16.117         265
                                 2008       $16.117      $ 9.033       1,139
                                 2009       $ 9.033      $11.968       1,046
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.755           0
                                 2005       $10.755      $11.105         489
                                 2006       $11.105      $13.026         487
                                 2007       $13.026      $12.900         485
                                 2008       $12.900      $ 7.215       2,090
                                 2009       $ 7.215      $ 9.165       1,918

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.732           0
                                 2005       $ 9.732      $10.042           0
                                 2006       $10.042      $10.467           0
                                 2007       $10.467      $12.965           0
                                 2008       $12.965      $ 6.681         260
                                 2009       $ 6.681      $ 8.361         260
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.584           0
                                 2005       $10.584      $10.824           0
                                 2006       $10.824      $12.221         438
                                 2007       $12.221      $12.570         252
                                 2008       $12.570      $ 7.725         864
                                 2009       $ 7.725      $ 9.542         860
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.135           0
                                 2005       $10.135      $10.101           0
                                 2006       $10.101      $10.288         260
                                 2007       $10.288      $10.471         151
                                 2008       $10.471      $ 9.886         113
                                 2009       $ 9.886      $11.164         125
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.887           0
                                 2005       $ 9.887      $ 9.939           0
                                 2006       $ 9.939      $10.170         526
                                 2007       $10.170      $10.438         303
                                 2008       $10.438      $10.491       3,361
                                 2009       $10.491      $10.309       4,096
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.845           0
                                 2005       $10.845      $12.600         539
                                 2006       $12.600      $14.514         720
                                 2007       $14.514      $16.613         362
                                 2008       $16.613      $ 9.105         790
                                 2009       $ 9.105      $11.239         745
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.542           0
                                 2005       $10.542      $11.100           0
                                 2006       $11.100      $11.987           0
                                 2007       $11.987      $12.928           0
                                 2008       $12.928      $10.613           0
                                 2009       $10.613      $13.035           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.228           0
                                 2005       $11.228      $11.667         765
                                 2006       $11.667      $13.472         761
                                 2007       $13.472      $15.578         379
                                 2008       $15.578      $14.620           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.401           0
                                 2005       $11.401      $12.551         714
                                 2006       $12.551      $13.394         711
                                 2007       $13.394      $17.897         708
                                 2008       $17.897      $ 9.747         704
                                 2009       $ 9.747      $13.919         586
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.214           0
                                 2005       $11.214      $12.065         755
                                 2006       $12.065      $13.578         948
                                 2007       $13.578      $14.230         485
                                 2008       $14.230      $10.035       1,088
                                 2009       $10.035      $13.044         938
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.250           0
                                 2005       $11.250      $12.204           0
                                 2006       $12.204      $13.222           0
                                 2007       $13.222      $13.722           0
                                 2008       $13.722      $ 8.556         703
                                 2009       $ 8.556      $10.255         664
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.910         412
                                 2006       $10.910      $13.004         410
                                 2007       $13.004      $11.939         204
                                 2008       $11.939      $ 7.482         203
                                 2009       $ 7.482      $ 7.071           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.243           0
                                 2005       $10.243      $10.391           0
                                 2006       $10.391      $11.980           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
  FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
                                 2004       $10.000      $10.786           0
                                 2005       $10.786      $10.923           0
                                 2006       $10.923      $11.789         227
                                 2007       $11.789      $11.490         138
                                 2008       $11.490      $ 7.766       1,668
                                 2009       $ 7.766      $11.762       1,384
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.339           0
                                 2005       $10.339      $10.713           0
                                 2006       $10.713      $12.338           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.568           0
                                 2005       $10.568      $10.548         411
                                 2006       $10.548      $11.348         409
                                 2007       $11.348      $11.268         407
                                 2008       $11.268      $ 7.861         405
                                 2009       $ 7.861      $11.165         337
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.389           0
                                 2005       $10.389      $10.591           0
                                 2006       $10.591      $11.115         481
                                 2007       $11.115      $12.067         262
                                 2008       $12.067      $ 7.437         409
                                 2009       $ 7.437      $10.117         379
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.725           0
                                 2005       $10.725      $11.226           0
                                 2006       $11.226      $12.374           0
                                 2007       $12.374      $13.314           0
                                 2008       $13.314      $ 8.691           0
                                 2009       $ 8.691      $10.757           0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.867           0
                                 2005       $ 9.867      $10.136           0
                                 2006       $10.136      $11.195           0
                                 2007       $11.195      $11.194           0
                                 2008       $11.194      $ 6.621           0
                                 2009       $ 6.621      $10.549           0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.699           0
                                 2005       $10.699      $10.736           0
                                 2006       $10.736      $11.721           0
                                 2007       $11.721      $11.913           0
                                 2008       $11.913      $ 9.050         626
                                 2009       $ 9.050      $10.420         625

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.087           0
                                 2005       $11.087      $11.545           0
                                 2006       $11.545      $13.608           0
                                 2007       $13.608      $14.317           0
                                 2008       $14.317      $ 9.417          97
                                 2009       $ 9.417      $11.278          97
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.655         466
                                 2006       $11.655      $11.707         464
                                 2007       $11.707      $12.139         462
                                 2008       $12.139      $ 6.029         460
                                 2009       $ 6.029      $ 7.799         383
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.301           0
                                 2005       $11.301      $12.607           0
                                 2006       $12.607      $14.472           0
                                 2007       $14.472      $15.012           0
                                 2008       $15.012      $ 8.760           0
                                 2009       $ 8.760      $11.939           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.235           0
                                 2005       $11.235      $12.056         228
                                 2006       $12.056      $13.520         424
                                 2007       $13.520      $13.037         347
                                 2008       $13.037      $ 7.904         371
                                 2009       $ 7.904      $10.581         446
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.300           0
                                 2005       $10.300      $10.593         406
                                 2006       $10.593      $10.588         657
                                 2007       $10.588      $10.730         550
                                 2008       $10.730      $10.243       1,199
                                 2009       $10.243      $11.584       1,226
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.881           0
                                 2005       $ 9.881      $ 9.931           0
                                 2006       $ 9.931      $10.162           0
                                 2007       $10.162      $10.422           0
                                 2008       $10.422      $10.423         567
                                 2009       $10.423      $10.205         674

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.513           0
                                 2005       $10.513      $10.497         653
                                 2006       $10.497      $10.339         908
                                 2007       $10.339      $11.191         789
                                 2008       $11.191      $10.174         753
                                 2009       $10.174      $11.780         654
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.202           0
                                 2005       $10.202      $10.222           0
                                 2006       $10.222      $10.383         258
                                 2007       $10.383      $11.044         143
                                 2008       $11.044      $11.321       2,301
                                 2009       $11.321      $12.630       2,738
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.742           0
                                 2005       $10.742      $10.794           0
                                 2006       $10.794      $11.698           0
                                 2007       $11.698      $10.931           0
                                 2008       $10.931      $ 7.357           0
                                 2009       $ 7.357      $ 7.079           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.141           0
                                 2005       $11.141      $10.403           0
                                 2006       $10.403      $11.332           0
                                 2007       $11.332      $11.782           0
                                 2008       $11.782      $10.642           0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.516           0
                                 2005       $10.516      $11.695           0
                                 2006       $11.695      $12.741           0
                                 2007       $12.741      $15.293           0
                                 2008       $15.293      $ 8.864           0
                                 2009       $ 8.864      $11.035           0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.408           0
                                 2005       $10.408      $10.753           0
                                 2006       $10.753      $11.499         465
                                 2007       $11.499      $12.649         250
                                 2008       $12.649      $ 7.094         423
                                 2009       $ 7.094      $ 9.837         385

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.019           0
                                 2005       $11.019      $11.176           0
                                 2006       $11.176      $12.969         412
                                 2007       $12.969      $13.066         242
                                 2008       $13.066      $ 8.144       1,216
                                 2009       $ 8.144      $ 9.976       1,161
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I FORMERLY, VAN ECK
  WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.840           0
                                 2005       $ 9.840      $ 9.643           0
                                 2006       $ 9.643      $10.248           0
                                 2007       $10.248      $10.428           0
                                 2008       $10.428      $ 8.863           0
                                 2009       $ 8.863      $ 9.869           0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.011           0
                                 2005       $12.011      $15.506           0
                                 2006       $15.506      $21.156           0
                                 2007       $21.156      $28.470           0
                                 2008       $28.470      $ 9.806           0
                                 2009       $ 9.806      $20.444           0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.357           0
                                 2005       $12.357      $18.332           0
                                 2006       $18.332      $22.321           0
                                 2007       $22.321      $31.728           0
                                 2008       $31.728      $16.716           0
                                 2009       $16.716      $25.755           0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.025           0
                                 2005       $11.025      $11.981           0
                                 2006       $11.981      $12.295           0
                                 2007       $12.295      $14.139           0
                                 2008       $14.139      $ 7.351           0
                                 2009       $ 7.351      $11.243           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.108           0
                                 2005       $10.108      $10.210           0
                                 2006       $10.210      $10.296           0
                                 2007       $10.296      $10.775       2,834
                                 2008       $10.775      $10.697       2,819
                                 2009       $10.697      $10.552       2,419

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.996           0
                                 2005       $10.996      $11.800         752
                                 2006       $11.800      $13.385       1,148
                                 2007       $13.385      $13.419         981
                                 2008       $13.419      $ 8.896       2,176
                                 2009       $ 8.896      $10.798       2,073
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.302           0
                                 2005       $10.302      $11.635           0
                                 2006       $11.635      $11.814           0
                                 2007       $11.814      $14.055           0
                                 2008       $14.055      $ 6.962           0
                                 2009       $ 6.962      $11.245           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.752           0
                                 2005       $12.752      $14.562           0
                                 2006       $14.562      $19.607           0
                                 2007       $19.607      $15.862           0
                                 2008       $15.862      $ 9.608       4,379
                                 2009       $ 9.608      $12.074       3,840
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
  FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.453           0
                                 2008       $ 9.453      $ 5.863           0
                                 2009       $ 5.863      $ 7.418           0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS IFORMERLY, LEGG
  MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.691           0
                                 2008       $ 9.691      $ 6.102           0
                                 2009       $ 6.102      $ 7.429           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES FORMERLY, JANUS ASPEN
  INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.779         377
                                 2009       $ 6.779      $11.873         314



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.656           0
                                 2005       $10.656      $10.982           0
                                 2006       $10.982      $12.125           0
                                 2007       $12.125      $12.013           0
                                 2008       $12.013      $ 5.647       1,098
                                 2009       $ 5.647      $ 8.155       1,086
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.217           0
                                 2005       $10.217      $10.845           0
                                 2006       $10.845      $11.244           0
                                 2007       $11.244      $12.279           0
                                 2008       $12.279      $ 6.886           0
                                 2009       $ 6.886      $ 8.126           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.734           0
                                 2007       $10.734      $11.317           0
                                 2008       $11.317      $ 7.708           0
                                 2009       $ 7.708      $ 9.643           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.897           0
                                 2005       $10.897      $11.427         175
                                 2006       $11.427      $12.398         101
                                 2007       $12.398      $13.242         101
                                 2008       $13.242      $ 9.231       1,270
                                 2009       $ 9.231      $11.718       1,268

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.019           0
                                 2005       $10.019      $10.942           0
                                 2006       $10.942      $11.220           0
                                 2007       $11.220      $13.120           0
                                 2008       $13.120      $ 6.887           0
                                 2009       $ 6.887      $ 9.913           0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.134           0
                                 2005       $10.134      $11.309           0
                                 2006       $11.309      $13.152           0
                                 2007       $13.152      $17.121           0
                                 2008       $17.121      $ 9.160           0
                                 2009       $ 9.160      $13.493           0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.539           0
                                 2005       $10.539      $11.286           0
                                 2006       $11.286      $12.123           0
                                 2007       $12.123      $15.555           0
                                 2008       $15.555      $ 6.314      18,946
                                 2009       $ 6.314      $ 9.339      18,946
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.132           0
                                 2005       $10.132      $10.279           0
                                 2006       $10.279      $10.765           0
                                 2007       $10.765      $12.119           0
                                 2008       $12.119      $ 8.421         109
                                 2009       $ 8.421      $10.600         109
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.295           0
                                 2005       $11.295      $12.880         500
                                 2006       $12.880      $14.030         499
                                 2007       $14.030      $16.085         498
                                 2008       $16.085      $ 9.010       1,763
                                 2009       $ 9.010      $11.932       1,704
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.750           0
                                 2005       $10.750      $11.095           0
                                 2006       $11.095      $13.007           0
                                 2007       $13.007      $12.875           0
                                 2008       $12.875      $ 7.197       8,417
                                 2009       $ 7.197      $ 9.137       8,329

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.727           0
                                 2005       $ 9.727      $10.032           0
                                 2006       $10.032      $10.452           0
                                 2007       $10.452      $12.939           0
                                 2008       $12.939      $ 6.664           0
                                 2009       $ 6.664      $ 8.336           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.579           0
                                 2005       $10.579      $10.813         302
                                 2006       $10.813      $12.202         215
                                 2007       $12.202      $12.544         215
                                 2008       $12.544      $ 7.705       1,127
                                 2009       $ 7.705      $ 9.513       1,113
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.130           0
                                 2005       $10.130      $10.091         442
                                 2006       $10.091      $10.272         366
                                 2007       $10.272      $10.450         370
                                 2008       $10.450      $ 9.861       2,057
                                 2009       $ 9.861      $11.131       2,068
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.882           0
                                 2005       $ 9.882      $ 9.929         897
                                 2006       $ 9.929      $10.155         742
                                 2007       $10.155      $10.417         744
                                 2008       $10.417      $10.465       3,763
                                 2009       $10.465      $10.278       4,430
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.840           0
                                 2005       $10.840      $12.588           0
                                 2006       $12.588      $14.492           0
                                 2007       $14.492      $16.580           0
                                 2008       $16.580      $ 9.082       1,097
                                 2009       $ 9.082      $11.205       1,129
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.537           0
                                 2005       $10.537      $11.089           0
                                 2006       $11.089      $11.970           0
                                 2007       $11.970      $12.902           0
                                 2008       $12.902      $10.586           0
                                 2009       $10.586      $12.996           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.223          0
                                 2005       $11.223      $11.655          0
                                 2006       $11.655      $13.452          0
                                 2007       $13.452      $15.547          0
                                 2008       $15.547      $14.589          0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.395          0
                                 2005       $11.395      $12.539          0
                                 2006       $12.539      $13.375          0
                                 2007       $13.375      $17.861          0
                                 2008       $17.861      $ 9.723          0
                                 2009       $ 9.723      $13.877          0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES FORMERLY, JANUS
  ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.209         80
                                 2005       $11.209      $12.053        829
                                 2006       $12.053      $13.558        756
                                 2007       $13.558      $14.202        755
                                 2008       $14.202      $10.009        547
                                 2009       $10.009      $13.005        521
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.245          0
                                 2005       $11.245      $12.192          0
                                 2006       $12.192      $13.202          0
                                 2007       $13.202      $13.695          0
                                 2008       $13.695      $ 8.535          0
                                 2009       $ 8.535      $10.224          0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES FORMERLY,
  JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.906          0
                                 2006       $10.906      $12.993          0
                                 2007       $12.993      $11.923          0
                                 2008       $11.923      $ 7.468          0
                                 2009       $ 7.468      $ 7.057          0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.238          0
                                 2005       $10.238      $10.381          0
                                 2006       $10.381      $11.962          0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.781           0
                                 2005       $10.781      $10.912         232
                                 2006       $10.912      $11.771         223
                                 2007       $11.771      $11.467         236
                                 2008       $11.467      $ 7.747       1,488
                                 2009       $ 7.747      $11.727       1,421
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.335           0
                                 2005       $10.335      $10.703           0
                                 2006       $10.703      $12.320           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.563           0
                                 2005       $10.563      $10.538           0
                                 2006       $10.538      $11.331           0
                                 2007       $11.331      $11.245           0
                                 2008       $11.245      $ 7.842       3,928
                                 2009       $ 7.842      $11.132       3,672
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.384           0
                                 2005       $10.384      $10.580         120
                                 2006       $10.580      $11.098         118
                                 2007       $11.098      $12.043         113
                                 2008       $12.043      $ 7.419         155
                                 2009       $ 7.419      $10.087         132
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.720           0
                                 2005       $10.720      $11.215           0
                                 2006       $11.215      $12.355           0
                                 2007       $12.355      $13.288           0
                                 2008       $13.288      $ 8.669         923
                                 2009       $ 8.669      $10.725         918
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.862           0
                                 2005       $ 9.862      $10.126           0
                                 2006       $10.126      $11.178           0
                                 2007       $11.178      $11.171           0
                                 2008       $11.171      $ 6.604       1,098
                                 2009       $ 6.604      $10.518       1,092
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.694           0
                                 2005       $10.694      $10.725           0
                                 2006       $10.725      $11.703           0
                                 2007       $11.703      $11.889           0
                                 2008       $11.889      $ 9.027       2,083
                                 2009       $ 9.027      $10.388       2,077

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.082           0
                                 2005       $11.082      $11.534           0
                                 2006       $11.534      $13.587           0
                                 2007       $13.587      $14.288           0
                                 2008       $14.288      $ 9.393         858
                                 2009       $ 9.393      $11.244         854
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.651           0
                                 2006       $11.651      $11.697           0
                                 2007       $11.697      $12.123           0
                                 2008       $12.123      $ 6.018           0
                                 2009       $ 6.018      $ 7.780           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.296          79
                                 2005       $11.296      $12.595         671
                                 2006       $12.595      $14.450         670
                                 2007       $14.450      $14.982         669
                                 2008       $14.982      $ 8.738      18,728
                                 2009       $ 8.738      $11.903      18,643
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.230           0
                                 2005       $11.230      $12.044           0
                                 2006       $12.044      $13.500           0
                                 2007       $13.500      $13.011           0
                                 2008       $13.011      $ 7.884       2,247
                                 2009       $ 7.884      $10.549       2,138
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.296           0
                                 2005       $10.296      $10.583         359
                                 2006       $10.583      $10.572         373
                                 2007       $10.572      $10.708         380
                                 2008       $10.708      $10.218       4,709
                                 2009       $10.218      $11.549       4,792
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.876           0
                                 2005       $ 9.876      $ 9.922           0
                                 2006       $ 9.922      $10.147           0
                                 2007       $10.147      $10.401           0
                                 2008       $10.401      $10.396       3,790
                                 2009       $10.396      $10.174       3,856

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.508           0
                                 2005       $10.508      $10.487         241
                                 2006       $10.487      $10.324         255
                                 2007       $10.324      $11.168         243
                                 2008       $11.168      $10.148         918
                                 2009       $10.148      $11.745         923
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.197           0
                                 2005       $10.197      $10.212         248
                                 2006       $10.212      $10.368         254
                                 2007       $10.368      $11.022         246
                                 2008       $11.022      $11.293       6,237
                                 2009       $11.293      $12.592       6,277
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.739           0
                                 2005       $10.739      $10.785           0
                                 2006       $10.785      $11.682           0
                                 2007       $11.682      $10.911           0
                                 2008       $10.911      $ 7.340           0
                                 2009       $ 7.340      $ 7.061           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.136           0
                                 2005       $11.136      $10.393           0
                                 2006       $10.393      $11.315           0
                                 2007       $11.315      $11.758           0
                                 2008       $11.758      $10.620           0
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.511           0
                                 2005       $10.511      $11.684           0
                                 2006       $11.684      $12.722           0
                                 2007       $12.722      $15.263           0
                                 2008       $15.263      $ 8.841         804
                                 2009       $ 8.841      $11.001         799
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.403           0
                                 2005       $10.403      $10.743         118
                                 2006       $10.743      $11.481         115
                                 2007       $11.481      $12.623         107
                                 2008       $12.623      $ 7.076       2,407
                                 2009       $ 7.076      $ 9.808       2,378

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.014           0
                                 2005       $11.014      $11.165         113
                                 2006       $11.165      $12.949         102
                                 2007       $12.949      $13.040         104
                                 2008       $13.040      $ 8.124      18,755
                                 2009       $ 8.124      $ 9.946      18,736
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.835           0
                                 2005       $ 9.835      $ 9.634           0
                                 2006       $ 9.634      $10.233           0
                                 2007       $10.233      $10.407           0
                                 2008       $10.407      $ 8.840       1,179
                                 2009       $ 8.840      $ 9.840       1,172
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.005           0
                                 2005       $12.005      $15.491         695
                                 2006       $15.491      $21.124         694
                                 2007       $21.124      $28.413         693
                                 2008       $28.413      $ 9.781         119
                                 2009       $ 9.781      $20.382         119
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.352          72
                                 2005       $12.352      $18.314         829
                                 2006       $18.314      $22.288         828
                                 2007       $22.288      $31.665         827
                                 2008       $31.665      $16.674         818
                                 2009       $16.674      $25.677         789
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.019           0
                                 2005       $11.019      $11.969           0
                                 2006       $11.969      $12.277           0
                                 2007       $12.277      $14.111           0
                                 2008       $14.111      $ 7.333           0
                                 2009       $ 7.333      $11.209           0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.103           0
                                 2005       $10.103      $10.200         381
                                 2006       $10.200      $10.281         221
                                 2007       $10.281      $10.753         220
                                 2008       $10.753      $10.670         267
                                 2009       $10.670      $10.520         267

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.991           0
                                 2005       $10.991      $11.789         107
                                 2006       $11.789      $13.365          98
                                 2007       $13.365      $13.392         101
                                 2008       $13.392      $ 8.874       6,338
                                 2009       $ 8.874      $10.766       6,552
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.297           0
                                 2005       $10.297      $11.624           0
                                 2006       $11.624      $11.796           0
                                 2007       $11.796      $14.027           0
                                 2008       $14.027      $ 6.945         336
                                 2009       $ 6.945      $11.211         331
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.746          70
                                 2005       $12.746      $14.547       1,183
                                 2006       $14.547      $19.578       1,048
                                 2007       $19.578      $15.830       1,047
                                 2008       $15.830      $ 9.584      29,447
                                 2009       $ 9.584      $12.038      29,312
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.450           0
                                 2008       $ 9.450      $ 5.858       2,596
                                 2009       $ 5.858      $ 7.407       2,582
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.688           0
                                 2008       $ 9.688      $ 6.096           0
                                 2009       $ 6.096      $ 7.419           0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.762           0
                                 2009       $ 6.762      $11.837           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.651           0
                                 2005       $10.651      $10.972           0
                                 2006       $10.972      $12.107           0
                                 2007       $12.107      $11.988           0
                                 2008       $11.988      $ 5.633       6,071
                                 2009       $ 5.633      $ 8.131       4,649
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.213           0
                                 2005       $10.213      $10.834           0
                                 2006       $10.834      $11.227           0
                                 2007       $11.227      $12.254           0
                                 2008       $12.254      $ 6.869         972
                                 2009       $ 6.869      $ 8.101         742
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.730           0
                                 2007       $10.730      $11.308         909
                                 2008       $11.308      $ 7.698       3,059
                                 2009       $ 7.698      $ 9.625       3,018
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.892           0
                                 2005       $10.892      $11.416           0
                                 2006       $11.416      $12.379           0
                                 2007       $12.379      $13.216           0
                                 2008       $13.216      $ 9.208       4,981
                                 2009       $ 9.208      $11.682       5,034

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.014           0
                                 2005       $10.014      $10.931           0
                                 2006       $10.931      $11.204           0
                                 2007       $11.204      $13.093           0
                                 2008       $13.093      $ 6.870       2,608
                                 2009       $ 6.870      $ 9.883       2,626
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.130           0
                                 2005       $10.130      $11.298           0
                                 2006       $11.298      $13.132           0
                                 2007       $13.132      $17.087           0
                                 2008       $17.087      $ 9.137       5,782
                                 2009       $ 9.137      $13.452       3,398
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.535           0
                                 2005       $10.535      $11.275           0
                                 2006       $11.275      $12.105           0
                                 2007       $12.105      $15.524           0
                                 2008       $15.524      $ 6.298       9,160
                                 2009       $ 6.298      $ 9.311       6,121
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.127           0
                                 2005       $10.127      $10.269           0
                                 2006       $10.269      $10.749           0
                                 2007       $10.749      $12.094           0
                                 2008       $12.094      $ 8.400       4,539
                                 2009       $ 8.400      $10.568       4,632
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.290           0
                                 2005       $11.290      $12.867          36
                                 2006       $12.867      $14.009         979
                                 2007       $14.009      $16.053         817
                                 2008       $16.053      $ 8.988      22,621
                                 2009       $ 8.988      $11.896      22,489
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.745           0
                                 2005       $10.745      $11.084           0
                                 2006       $11.084      $12.988           0
                                 2007       $12.988      $12.849           0
                                 2008       $12.849      $ 7.179      14,844
                                 2009       $ 7.179      $ 9.109      15,575

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.723           0
                                 2005       $ 9.723      $10.022           0
                                 2006       $10.022      $10.436           0
                                 2007       $10.436      $12.913           0
                                 2008       $12.913      $ 6.647       1,195
                                 2009       $ 6.647      $ 8.310       1,570
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.575           0
                                 2005       $10.575      $10.803          35
                                 2006       $10.803      $12.184         138
                                 2007       $12.184      $12.519         127
                                 2008       $12.519      $ 7.686      15,389
                                 2009       $ 7.686      $ 9.484      13,481
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.126           0
                                 2005       $10.126      $10.081          75
                                 2006       $10.081      $10.257         302
                                 2007       $10.257      $10.429         279
                                 2008       $10.429      $ 9.837      20,532
                                 2009       $ 9.837      $11.097      20,401
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.878           0
                                 2005       $ 9.878      $ 9.919         114
                                 2006       $ 9.919      $10.140         455
                                 2007       $10.140      $10.396         420
                                 2008       $10.396      $10.438      12,847
                                 2009       $10.438      $10.247      12,906
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.835           0
                                 2005       $10.835      $12.575          51
                                 2006       $12.575      $14.471       1,034
                                 2007       $14.471      $16.547         834
                                 2008       $16.547      $ 9.059      13,304
                                 2009       $ 9.059      $11.171      12,594
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.532           0
                                 2005       $10.532      $11.079           0
                                 2006       $11.079      $11.952           0
                                 2007       $11.952      $12.877           0
                                 2008       $12.877      $10.560       8,596
                                 2009       $10.560      $12.956      11,223

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.218           0
                                 2005       $11.218      $11.644           0
                                 2006       $11.644      $13.432           0
                                 2007       $13.432      $15.516           0
                                 2008       $15.516      $14.557           0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.390           0
                                 2005       $11.390      $12.526           0
                                 2006       $12.526      $13.355           0
                                 2007       $13.355      $17.825         626
                                 2008       $17.825      $ 9.698      14,617
                                 2009       $ 9.698      $13.835      12,181
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.204           0
                                 2005       $11.204      $12.042           0
                                 2006       $12.042      $13.538         867
                                 2007       $13.538      $14.173           0
                                 2008       $14.173      $ 9.984      15,967
                                 2009       $ 9.984      $12.966      11,276
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.239           0
                                 2005       $11.239      $12.180           0
                                 2006       $12.180      $13.182           0
                                 2007       $13.182      $13.667           0
                                 2008       $13.667      $ 8.513       9,818
                                 2009       $ 8.513      $10.193       6,138
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.903           0
                                 2006       $10.903      $12.982           0
                                 2007       $12.982      $11.907           0
                                 2008       $11.907      $ 7.454      10,377
                                 2009       $ 7.454      $ 7.042           0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.234           0
                                 2005       $10.234      $10.371           0
                                 2006       $10.371      $11.944           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.776           0
                                 2005       $10.776      $10.902          35
                                 2006       $10.902      $11.754         137
                                 2007       $11.754      $11.444         126
                                 2008       $11.444      $ 7.728       9,826
                                 2009       $ 7.728      $11.691       7,132
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.330           0
                                 2005       $10.330      $10.692           0
                                 2006       $10.692      $12.302           0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.558           0
                                 2005       $10.558      $10.528           0
                                 2006       $10.528      $11.314           0
                                 2007       $11.314      $11.223           0
                                 2008       $11.223      $ 7.822       3,240
                                 2009       $ 7.822      $11.098       3,573
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.379           0
                                 2005       $10.379      $10.570           0
                                 2006       $10.570      $11.082           0
                                 2007       $11.082      $12.019           0
                                 2008       $12.019      $ 7.400       3,867
                                 2009       $ 7.400      $10.056       3,147
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.715           0
                                 2005       $10.715      $11.205           0
                                 2006       $11.205      $12.337           0
                                 2007       $12.337      $13.261           0
                                 2008       $13.261      $ 8.647         343
                                 2009       $ 8.647      $10.692         397
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.857           0
                                 2005       $ 9.857      $10.116          23
                                 2006       $10.116      $11.162          88
                                 2007       $11.162      $11.149          81
                                 2008       $11.149      $ 6.588         499
                                 2009       $ 6.588      $10.486         209
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.689           0
                                 2005       $10.689      $10.715           0
                                 2006       $10.715      $11.686           0
                                 2007       $11.686      $11.865           0
                                 2008       $11.865      $ 9.005       2,180
                                 2009       $ 9.005      $10.357       3,779

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.077           0
                                 2005       $11.077      $11.523           0
                                 2006       $11.523      $13.567           0
                                 2007       $13.567      $14.260         720
                                 2008       $14.260      $ 9.370         661
                                 2009       $ 9.370      $11.210         465
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.647           0
                                 2006       $11.647      $11.687           0
                                 2007       $11.687      $12.106           0
                                 2008       $12.106      $ 6.007       7,330
                                 2009       $ 6.007      $ 7.762       6,908
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.291           0
                                 2005       $11.291      $12.583           0
                                 2006       $12.583      $14.429           0
                                 2007       $14.429      $14.952           0
                                 2008       $14.952      $ 8.716       5,588
                                 2009       $ 8.716      $11.867       5,468
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.224           0
                                 2005       $11.224      $12.032           0
                                 2006       $12.032      $13.480         860
                                 2007       $13.480      $12.985           0
                                 2008       $12.985      $ 7.864       8,715
                                 2009       $ 7.864      $10.517       9,238
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.291           0
                                 2005       $10.291      $10.572          72
                                 2006       $10.572      $10.556         289
                                 2007       $10.556      $10.687         267
                                 2008       $10.687      $10.192       6,546
                                 2009       $10.192      $11.514       5,678
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.872           0
                                 2005       $ 9.872      $ 9.912       2,282
                                 2006       $ 9.912      $10.132           0
                                 2007       $10.132      $10.381           0
                                 2008       $10.381      $10.370      18,607
                                 2009       $10.370      $10.143      22,386

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.503           0
                                 2005       $10.503      $10.476          72
                                 2006       $10.476      $10.308         292
                                 2007       $10.308      $11.146         269
                                 2008       $11.146      $10.123      13,770
                                 2009       $10.123      $11.709      15,158
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.193           0
                                 2005       $10.193      $10.202          74
                                 2006       $10.202      $10.352         299
                                 2007       $10.352      $10.999         275
                                 2008       $10.999      $11.264      18,123
                                 2009       $11.264      $12.554      22,531
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.735           0
                                 2005       $10.735      $10.776           0
                                 2006       $10.776      $11.666           0
                                 2007       $11.666      $10.891           0
                                 2008       $10.891      $ 7.322         599
                                 2009       $ 7.322      $ 7.043           0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.130           0
                                 2005       $11.130      $10.383           0
                                 2006       $10.383      $11.298           0
                                 2007       $11.298      $11.735           0
                                 2008       $11.735      $10.599           0
RYDEX VT ALL-CAP OPPORTUNITY FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.506           0
                                 2005       $10.506      $11.673           0
                                 2006       $11.673      $12.703           0
                                 2007       $12.703      $15.232         716
                                 2008       $15.232      $ 8.819       1,431
                                 2009       $ 8.819      $10.968       5,583
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.398           0
                                 2005       $10.398      $10.732          36
                                 2006       $10.732      $11.464         141
                                 2007       $11.464      $12.598         131
                                 2008       $12.598      $ 7.058      10,952
                                 2009       $ 7.058      $ 9.778       9,310

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.009           0
                                 2005       $11.009      $11.154          34
                                 2006       $11.154      $12.930         132
                                 2007       $12.930      $13.014         122
                                 2008       $13.014      $ 8.103      17,220
                                 2009       $ 8.103      $ 9.916      13,471
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.830           0
                                 2005       $ 9.830      $ 9.625           0
                                 2006       $ 9.625      $10.218           0
                                 2007       $10.218      $10.386           0
                                 2008       $10.386      $ 8.818       2,587
                                 2009       $ 8.818      $ 9.810       1,888
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $12.000           0
                                 2005       $12.000      $15.476           0
                                 2006       $15.476      $21.093           0
                                 2007       $21.093      $28.356           0
                                 2008       $28.356      $ 9.756       2,425
                                 2009       $ 9.756      $20.321       2,710
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.346           0
                                 2005       $12.346      $18.296           0
                                 2006       $18.296      $22.255           0
                                 2007       $22.255      $31.601           0
                                 2008       $31.601      $16.633         759
                                 2009       $16.633      $25.599       1,554
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.014           0
                                 2005       $11.014      $11.958           0
                                 2006       $11.958      $12.258           0
                                 2007       $12.258      $14.083           0
                                 2008       $14.083      $ 7.314       1,261
                                 2009       $ 7.314      $11.175         805
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.098           0
                                 2005       $10.098      $10.190           0
                                 2006       $10.190      $10.265           0
                                 2007       $10.265      $10.732           0
                                 2008       $10.732      $10.643       1,909
                                 2009       $10.643      $10.488         104

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.986           0
                                 2005       $10.986      $11.777          32
                                 2006       $11.777      $13.345         126
                                 2007       $13.345      $13.366         116
                                 2008       $13.366      $ 8.852       7,906
                                 2009       $ 8.852      $10.733       8,902
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.292           0
                                 2005       $10.292      $11.613           0
                                 2006       $11.613      $11.779           0
                                 2007       $11.779      $13.999           0
                                 2008       $13.999      $ 6.927           0
                                 2009       $ 6.927      $11.177           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.740           0
                                 2005       $12.740      $14.533          16
                                 2006       $14.533      $19.549         672
                                 2007       $19.549      $15.798          54
                                 2008       $15.798      $ 9.560       7,669
                                 2009       $ 9.560      $12.002      10,495
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.446           0
                                 2008       $ 9.446      $ 5.853       1,197
                                 2009       $ 5.853      $ 7.397         328
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.685           0
                                 2008       $ 9.685      $ 6.091       1,880
                                 2009       $ 6.091      $ 7.409       1,906
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.745       1,022
                                 2009       $ 6.745      $11.801       2,171



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.25



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.646         0
                                 2005       $10.646      $10.961         0
                                 2006       $10.961      $12.089         0
                                 2007       $12.089      $11.965         0
                                 2008       $11.965      $ 5.619         0
                                 2009       $ 5.619      $ 8.106         0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.208         0
                                 2005       $10.208      $10.824         0
                                 2006       $10.824      $11.210         0
                                 2007       $11.210      $12.230         0
                                 2008       $12.230      $ 6.852         0
                                 2009       $ 6.852      $ 8.077         0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.726         0
                                 2007       $10.726      $11.298         0
                                 2008       $11.298      $ 7.687         0
                                 2009       $ 7.687      $ 9.607         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.887         0
                                 2005       $10.887      $11.405         0
                                 2006       $11.405      $12.361         0
                                 2007       $12.361      $13.189         0
                                 2008       $13.189      $ 9.185         0
                                 2009       $ 9.185      $11.647         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.009         0
                                 2005       $10.009      $10.920         0
                                 2006       $10.920      $11.187         0
                                 2007       $11.187      $13.067         0
                                 2008       $13.067      $ 6.852         0
                                 2009       $ 6.852      $ 9.853         0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.125         0
                                 2005       $10.125      $11.287         0
                                 2006       $11.287      $13.113         0
                                 2007       $13.113      $17.053         0
                                 2008       $17.053      $ 9.114         0
                                 2009       $ 9.114      $13.412         0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.530         0
                                 2005       $10.530      $11.264         0
                                 2006       $11.264      $12.087         0
                                 2007       $12.087      $15.493         0
                                 2008       $15.493      $ 6.282         0
                                 2009       $ 6.282      $ 9.282         0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.122         0
                                 2005       $10.122      $10.259         0
                                 2006       $10.259      $10.733         0
                                 2007       $10.733      $12.070         0
                                 2008       $12.070      $ 8.379         0
                                 2009       $ 8.379      $10.536         0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.284         0
                                 2005       $11.284      $12.854         0
                                 2006       $12.854      $13.988         0
                                 2007       $13.988      $16.021         0
                                 2008       $16.021      $ 8.965         0
                                 2009       $ 8.965      $11.860         0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.740         0
                                 2005       $10.740      $11.073         0
                                 2006       $11.073      $12.968         0
                                 2007       $12.968      $12.823         0
                                 2008       $12.823      $ 7.161         0
                                 2009       $ 7.161      $ 9.082         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.718         0
                                 2005       $ 9.718      $10.013         0
                                 2006       $10.013      $10.421         0
                                 2007       $10.421      $12.887         0
                                 2008       $12.887      $ 6.630         0
                                 2009       $ 6.630      $ 8.285         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.570         0
                                 2005       $10.570      $10.792         0
                                 2006       $10.792      $12.166         0
                                 2007       $12.166      $12.494         0
                                 2008       $12.494      $ 7.667         0
                                 2009       $ 7.667      $ 9.456         0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.121         0
                                 2005       $10.121      $10.071         0
                                 2006       $10.071      $10.242         0
                                 2007       $10.242      $10.408         0
                                 2008       $10.408      $ 9.812         0
                                 2009       $ 9.812      $11.064         0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.873         0
                                 2005       $ 9.873      $ 9.909         0
                                 2006       $ 9.909      $10.125         0
                                 2007       $10.125      $10.375         0
                                 2008       $10.375      $10.412         0
                                 2009       $10.412      $10.216         0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.830         0
                                 2005       $10.830      $12.563         0
                                 2006       $12.563      $14.449         0
                                 2007       $14.449      $16.514         0
                                 2008       $16.514      $ 9.036         0
                                 2009       $ 9.036      $11.138         0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.527         0
                                 2005       $10.527      $11.068         0
                                 2006       $11.068      $11.934         0
                                 2007       $11.934      $12.851         0
                                 2008       $12.851      $10.533         0
                                 2009       $10.533      $12.917         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.213         0
                                 2005       $11.213      $11.633         0
                                 2006       $11.633      $13.412         0
                                 2007       $13.412      $15.485         0
                                 2008       $15.485      $14.525         0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.385         0
                                 2005       $11.385      $12.514         0
                                 2006       $12.514      $13.335         0
                                 2007       $13.335      $17.790         0
                                 2008       $17.790      $ 9.674         0
                                 2009       $ 9.674      $13.793         0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.198         0
                                 2005       $11.198      $12.030         0
                                 2006       $12.030      $13.518         0
                                 2007       $13.518      $14.145         0
                                 2008       $14.145      $ 9.959         0
                                 2009       $ 9.959      $12.927         0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.234         0
                                 2005       $11.234      $12.168         0
                                 2006       $12.168      $13.163         0
                                 2007       $13.163      $13.640         0
                                 2008       $13.640      $ 8.492         0
                                 2009       $ 8.492      $10.163         0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.899         0
                                 2006       $10.899      $12.971         0
                                 2007       $12.971      $11.891         0
                                 2008       $11.891      $ 7.440         0
                                 2009       $ 7.440      $ 7.028         0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.229         0
                                 2005       $10.229      $10.361         0
                                 2006       $10.361      $11.927         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.771         0
                                 2005       $10.771      $10.891         0
                                 2006       $10.891      $11.736         0
                                 2007       $11.736      $11.421         0
                                 2008       $11.421      $ 7.708         0
                                 2009       $ 7.708      $11.656         0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.325         0
                                 2005       $10.325      $10.682         0
                                 2006       $10.682      $12.283         0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.554         0
                                 2005       $10.554      $10.517         0
                                 2006       $10.517      $11.297         0
                                 2007       $11.297      $11.200         0
                                 2008       $11.200      $ 7.802         0
                                 2009       $ 7.802      $11.064         0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.375         0
                                 2005       $10.375      $10.560         0
                                 2006       $10.560      $11.066         0
                                 2007       $11.066      $11.995         0
                                 2008       $11.995      $ 7.381         0
                                 2009       $ 7.381      $10.026         0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.710         0
                                 2005       $10.710      $11.194         0
                                 2006       $11.194      $12.319         0
                                 2007       $12.319      $13.234         0
                                 2008       $13.234      $ 8.626         0
                                 2009       $ 8.626      $10.660         0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.853         0
                                 2005       $ 9.853      $10.106         0
                                 2006       $10.106      $11.145         0
                                 2007       $11.145      $11.127         0
                                 2008       $11.127      $ 6.571         0
                                 2009       $ 6.571      $10.454         0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.684         0
                                 2005       $10.684      $10.704         0
                                 2006       $10.704      $11.669         0
                                 2007       $11.669      $11.841         0
                                 2008       $11.841      $ 8.982         0
                                 2009       $ 8.982      $10.325         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.072         0
                                 2005       $11.072      $11.512         0
                                 2006       $11.512      $13.547         0
                                 2007       $13.547      $14.231         0
                                 2008       $14.231      $ 9.346         0
                                 2009       $ 9.346      $11.176         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.643         0
                                 2006       $11.643      $11.677         0
                                 2007       $11.677      $12.090         0
                                 2008       $12.090      $ 5.995         0
                                 2009       $ 5.995      $ 7.743         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.285         0
                                 2005       $11.285      $12.570         0
                                 2006       $12.570      $14.407         0
                                 2007       $14.407      $14.923         0
                                 2008       $14.923      $ 8.694         0
                                 2009       $ 8.694      $11.831         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.219         0
                                 2005       $11.219      $12.021         0
                                 2006       $12.021      $13.460         0
                                 2007       $13.460      $12.959         0
                                 2008       $12.959      $ 7.845         0
                                 2009       $ 7.845      $10.486         0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.286         0
                                 2005       $10.286      $10.562         0
                                 2006       $10.562      $10.540         0
                                 2007       $10.540      $10.665         0
                                 2008       $10.665      $10.167         0
                                 2009       $10.167      $11.480         0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.867         0
                                 2005       $ 9.867      $ 9.902         0
                                 2006       $ 9.902      $10.117         0
                                 2007       $10.117      $10.360         0
                                 2008       $10.360      $10.344         0
                                 2009       $10.344      $10.113         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.498         0
                                 2005       $10.498      $10.466         0
                                 2006       $10.466      $10.293         0
                                 2007       $10.293      $11.124         0
                                 2008       $11.124      $10.097         0
                                 2009       $10.097      $11.674         0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.188         0
                                 2005       $10.188      $10.192         0
                                 2006       $10.192      $10.337         0
                                 2007       $10.337      $10.977         0
                                 2008       $10.977      $11.236         0
                                 2009       $11.236      $12.516         0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.731         0
                                 2005       $10.731      $10.767         0
                                 2006       $10.767      $11.650         0
                                 2007       $11.650      $10.870         0
                                 2008       $10.870      $ 7.305         0
                                 2009       $ 7.305      $ 7.025         0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.125         0
                                 2005       $11.125      $10.373         0
                                 2006       $10.373      $11.281         0
                                 2007       $11.281      $11.711         0
                                 2008       $11.711      $10.577         0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.501         0
                                 2005       $10.501      $11.661         0
                                 2006       $11.661      $12.684         0
                                 2007       $12.684      $15.202         0
                                 2008       $15.202      $ 8.797         0
                                 2009       $ 8.797      $10.935         0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.393         0
                                 2005       $10.393      $10.722         0
                                 2006       $10.722      $11.447         0
                                 2007       $11.447      $12.573         0
                                 2008       $12.573      $ 7.041         0
                                 2009       $ 7.041      $ 9.748         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $11.004         0
                                 2005       $11.004      $11.143         0
                                 2006       $11.143      $12.911         0
                                 2007       $12.911      $12.988         0
                                 2008       $12.988      $ 8.083         0
                                 2009       $ 8.083      $ 9.886         0
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.826         0
                                 2005       $ 9.826      $ 9.615         0
                                 2006       $ 9.615      $10.202         0
                                 2007       $10.202      $10.365         0
                                 2008       $10.365      $ 8.796         0
                                 2009       $ 8.796      $ 9.780         0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $11.994         0
                                 2005       $11.994      $15.461         0
                                 2006       $15.461      $21.061         0
                                 2007       $21.061      $28.299         0
                                 2008       $28.299      $ 9.732         0
                                 2009       $ 9.732      $20.260         0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.340         0
                                 2005       $12.340      $18.278         0
                                 2006       $18.278      $22.222         0
                                 2007       $22.222      $31.538         0
                                 2008       $31.538      $16.591         0
                                 2009       $16.591      $25.522         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.009         0
                                 2005       $11.009      $11.946         0
                                 2006       $11.946      $12.240         0
                                 2007       $12.240      $14.055         0
                                 2008       $14.055      $ 7.296         0
                                 2009       $ 7.296      $11.141         0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.093         0
                                 2005       $10.093      $10.180         0
                                 2006       $10.180      $10.250         0
                                 2007       $10.250      $10.710         0
                                 2008       $10.710      $10.617         0
                                 2009       $10.617      $10.456         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.981         0
                                 2005       $10.981      $11.766         0
                                 2006       $11.766      $13.325         0
                                 2007       $13.325      $13.339         0
                                 2008       $13.339      $ 8.830         0
                                 2009       $ 8.830      $10.701         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.287         0
                                 2005       $10.287      $11.601         0
                                 2006       $11.601      $11.761         0
                                 2007       $11.761      $13.971         0
                                 2008       $13.971      $ 6.910         0
                                 2009       $ 6.910      $11.143         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.734         0
                                 2005       $12.734      $14.519         0
                                 2006       $14.519      $19.520         0
                                 2007       $19.520      $15.767         0
                                 2008       $15.767      $ 9.536         0
                                 2009       $ 9.536      $11.965         0
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.443         0
                                 2008       $ 9.443      $ 5.848         0
                                 2009       $ 5.848      $ 7.387         0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.681         0
                                 2008       $ 9.681      $ 6.086         0
                                 2009       $ 6.086      $ 7.399         0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.728         0
                                 2009       $ 6.728      $11.765         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.3



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.641         0
                                 2005       $10.641      $10.950         0
                                 2006       $10.950      $12.071         0
                                 2007       $12.071      $11.941         0
                                 2008       $11.941      $ 5.605         0
                                 2009       $ 5.605      $ 8.082         0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.203         0
                                 2005       $10.203      $10.813         0
                                 2006       $10.813      $11.194         0
                                 2007       $11.194      $12.205         0
                                 2008       $12.205      $ 6.834         0
                                 2009       $ 6.834      $ 8.052         0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.723         0
                                 2007       $10.723      $11.288         0
                                 2008       $11.288      $ 7.676         0
                                 2009       $ 7.676      $ 9.589         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.882         0
                                 2005       $10.882      $11.394         0
                                 2006       $11.394      $12.342         0
                                 2007       $12.342      $13.163         0
                                 2008       $13.163      $ 9.162         0
                                 2009       $ 9.162      $11.612         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.005         0
                                 2005       $10.005      $10.910         0
                                 2006       $10.910      $11.170         0
                                 2007       $11.170      $13.041         0
                                 2008       $13.041      $ 6.835         0
                                 2009       $ 6.835      $ 9.823         0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.120         0
                                 2005       $10.120      $11.276         0
                                 2006       $11.276      $13.093         0
                                 2007       $13.093      $17.019         0
                                 2008       $17.019      $ 9.091         0
                                 2009       $ 9.091      $13.371         0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.525         0
                                 2005       $10.525      $11.253         0
                                 2006       $11.253      $12.069         0
                                 2007       $12.069      $15.462         0
                                 2008       $15.462      $ 6.266         0
                                 2009       $ 6.266      $ 9.254         0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.118         0
                                 2005       $10.118      $10.249         0
                                 2006       $10.249      $10.717         0
                                 2007       $10.717      $12.046         0
                                 2008       $12.046      $ 8.358         0
                                 2009       $ 8.358      $10.504         0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.279         0
                                 2005       $11.279      $12.842         0
                                 2006       $12.842      $13.967         0
                                 2007       $13.967      $15.989         0
                                 2008       $15.989      $ 8.943         0
                                 2009       $ 8.943      $11.824         0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.735         0
                                 2005       $10.735      $11.062         0
                                 2006       $11.062      $12.949         0
                                 2007       $12.949      $12.798         0
                                 2008       $12.798      $ 7.143         0
                                 2009       $ 7.143      $ 9.054         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.714         0
                                 2005       $ 9.714      $10.003         0
                                 2006       $10.003      $10.405         0
                                 2007       $10.405      $12.861         0
                                 2008       $12.861      $ 6.614         0
                                 2009       $ 6.614      $ 8.260         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.565         0
                                 2005       $10.565      $10.782         0
                                 2006       $10.782      $12.148         0
                                 2007       $12.148      $12.469         0
                                 2008       $12.469      $ 7.647         0
                                 2009       $ 7.647      $ 9.427         0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.116         0
                                 2005       $10.116      $10.061         0
                                 2006       $10.061      $10.227         0
                                 2007       $10.227      $10.388         0
                                 2008       $10.388      $ 9.787         0
                                 2009       $ 9.787      $11.030         0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.869         0
                                 2005       $ 9.869      $ 9.900         0
                                 2006       $ 9.900      $10.110         0
                                 2007       $10.110      $10.355         0
                                 2008       $10.355      $10.386         0
                                 2009       $10.386      $10.185         0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.825         0
                                 2005       $10.825      $12.551         0
                                 2006       $12.551      $14.428         0
                                 2007       $14.428      $16.481         0
                                 2008       $16.481      $ 9.014         0
                                 2009       $ 9.014      $11.104         0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.522         0
                                 2005       $10.522      $11.057         0
                                 2006       $11.057      $11.916         0
                                 2007       $11.916      $12.825         0
                                 2008       $12.825      $10.507         0
                                 2009       $10.507      $12.878         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.207         0
                                 2005       $11.207      $11.621         0
                                 2006       $11.621      $13.392         0
                                 2007       $13.392      $15.454         0
                                 2008       $15.454      $14.494         0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.379         0
                                 2005       $11.379      $12.502         0
                                 2006       $12.502      $13.315         0
                                 2007       $13.315      $17.754         0
                                 2008       $17.754      $ 9.649         0
                                 2009       $ 9.649      $13.752         0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.193         0
                                 2005       $11.193      $12.018         0
                                 2006       $12.018      $13.498         0
                                 2007       $13.498      $14.117         0
                                 2008       $14.117      $ 9.934         0
                                 2009       $ 9.934      $12.888         0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.229         0
                                 2005       $11.229      $12.156         0
                                 2006       $12.156      $13.143         0
                                 2007       $13.143      $13.613         0
                                 2008       $13.613      $ 8.471         0
                                 2009       $ 8.471      $10.132         0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.895         0
                                 2006       $10.895      $12.960         0
                                 2007       $12.960      $11.874         0
                                 2008       $11.874      $ 7.426         0
                                 2009       $ 7.426      $ 7.013         0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.224         0
                                 2005       $10.224      $10.351         0
                                 2006       $10.351      $11.909         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.766         0
                                 2005       $10.766      $10.881         0
                                 2006       $10.881      $11.719         0
                                 2007       $11.719      $11.398         0
                                 2008       $11.398      $ 7.689         0
                                 2009       $ 7.689      $11.621         0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.320         0
                                 2005       $10.320      $10.672         0
                                 2006       $10.672      $12.265         0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.549         0
                                 2005       $10.549      $10.507         0
                                 2006       $10.507      $11.281         0
                                 2007       $11.281      $11.178         0
                                 2008       $11.178      $ 7.783         0
                                 2009       $ 7.783      $11.031         0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.370         0
                                 2005       $10.370      $10.549         0
                                 2006       $10.549      $11.049         0
                                 2007       $11.049      $11.971         0
                                 2008       $11.971      $ 7.363         0
                                 2009       $ 7.363      $ 9.996         0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.705         0
                                 2005       $10.705      $11.183         0
                                 2006       $11.183      $12.300         0
                                 2007       $12.300      $13.208         0
                                 2008       $13.208      $ 8.604         0
                                 2009       $ 8.604      $10.628         0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.848         0
                                 2005       $ 9.848      $10.096         0
                                 2006       $10.096      $11.129         0
                                 2007       $11.129      $11.105         0
                                 2008       $11.105      $ 6.555         0
                                 2009       $ 6.555      $10.422         0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.679         0
                                 2005       $10.679      $10.694         0
                                 2006       $10.694      $11.651         0
                                 2007       $11.651      $11.818         0
                                 2008       $11.818      $ 8.959         0
                                 2009       $ 8.959      $10.294         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.067         0
                                 2005       $11.067      $11.500         0
                                 2006       $11.500      $13.527         0
                                 2007       $13.527      $14.203         0
                                 2008       $14.203      $ 9.323         0
                                 2009       $ 9.323      $11.142         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.639         0
                                 2006       $11.639      $11.667         0
                                 2007       $11.667      $12.073         0
                                 2008       $12.073      $ 5.984         0
                                 2009       $ 5.984      $ 7.725         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.280         0
                                 2005       $11.280      $12.558         0
                                 2006       $12.558      $14.386         0
                                 2007       $14.386      $14.893         0
                                 2008       $14.893      $ 8.673         0
                                 2009       $ 8.673      $11.796         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.214         0
                                 2005       $11.214      $12.009         0
                                 2006       $12.009      $13.440         0
                                 2007       $13.440      $12.933         0
                                 2008       $12.933      $ 7.825         0
                                 2009       $ 7.825      $10.454         0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.281         0
                                 2005       $10.281      $10.552         0
                                 2006       $10.552      $10.525         0
                                 2007       $10.525      $10.644         0
                                 2008       $10.644      $10.141         0
                                 2009       $10.141      $11.445         0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.862         0
                                 2005       $ 9.862      $ 9.893         0
                                 2006       $ 9.893      $10.102         0
                                 2007       $10.102      $10.339         0
                                 2008       $10.339      $10.318         0
                                 2009       $10.318      $10.082         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.494         0
                                 2005       $10.494      $10.456         0
                                 2006       $10.456      $10.278         0
                                 2007       $10.278      $11.101         0
                                 2008       $11.101      $10.072         0
                                 2009       $10.072      $11.639         0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.183         0
                                 2005       $10.183      $10.182         0
                                 2006       $10.182      $10.322         0
                                 2007       $10.322      $10.956         0
                                 2008       $10.956      $11.208         0
                                 2009       $11.208      $12.478         0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.728         0
                                 2005       $10.728      $10.758         0
                                 2006       $10.758      $11.634         0
                                 2007       $11.634      $10.850         0
                                 2008       $10.850      $ 7.287         0
                                 2009       $ 7.287      $ 7.007         0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.120         0
                                 2005       $11.120      $10.362         0
                                 2006       $10.362      $11.265         0
                                 2007       $11.265      $11.688         0
                                 2008       $11.688      $10.556         0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.496         0
                                 2005       $10.496      $11.650         0
                                 2006       $11.650      $12.666         0
                                 2007       $12.666      $15.171         0
                                 2008       $15.171      $ 8.775         0
                                 2009       $ 8.775      $10.902         0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.388         0
                                 2005       $10.388      $10.711         0
                                 2006       $10.711      $11.430         0
                                 2007       $11.430      $12.548         0
                                 2008       $12.548      $ 7.023         0
                                 2009       $ 7.023      $ 9.719         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $10.999         0
                                 2005       $10.999      $11.132         0
                                 2006       $11.132      $12.892         0
                                 2007       $12.892      $12.962         0
                                 2008       $12.962      $ 8.063         0
                                 2009       $ 8.063      $ 9.856         0
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.821         0
                                 2005       $ 9.821      $ 9.606         0
                                 2006       $ 9.606      $10.187         0
                                 2007       $10.187      $10.345         0
                                 2008       $10.345      $ 8.774         0
                                 2009       $ 8.774      $ 9.751         0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $11.988         0
                                 2005       $11.988      $15.446         0
                                 2006       $15.446      $21.030         0
                                 2007       $21.030      $28.243         0
                                 2008       $28.243      $ 9.708         0
                                 2009       $ 9.708      $20.198         0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.334         0
                                 2005       $12.334      $18.261         0
                                 2006       $18.261      $22.189         0
                                 2007       $22.189      $31.475         0
                                 2008       $31.475      $16.549         0
                                 2009       $16.549      $25.445         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $11.004         0
                                 2005       $11.004      $11.934         0
                                 2006       $11.934      $12.222         0
                                 2007       $12.222      $14.026         0
                                 2008       $14.026      $ 7.278         0
                                 2009       $ 7.278      $11.107         0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.089         0
                                 2005       $10.089      $10.170         0
                                 2006       $10.170      $10.235         0
                                 2007       $10.235      $10.689         0
                                 2008       $10.689      $10.590         0
                                 2009       $10.590      $10.425         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.976         0
                                 2005       $10.976      $11.754         0
                                 2006       $11.754      $13.306         0
                                 2007       $13.306      $13.312         0
                                 2008       $13.312      $ 8.807         0
                                 2009       $ 8.807      $10.668         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.282         0
                                 2005       $10.282      $11.590         0
                                 2006       $11.590      $11.744         0
                                 2007       $11.744      $13.943         0
                                 2008       $13.943      $ 6.893         0
                                 2009       $ 6.893      $11.110         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.728         0
                                 2005       $12.728      $14.505         0
                                 2006       $14.505      $19.491         0
                                 2007       $19.491      $15.735         0
                                 2008       $15.735      $ 9.512         0
                                 2009       $ 9.512      $11.929         0
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.440         0
                                 2008       $ 9.440      $ 5.843         0
                                 2009       $ 5.843      $ 7.377         0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.678         0
                                 2008       $ 9.678      $ 6.081         0
                                 2009       $ 6.081      $ 7.389         0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.711         0
                                 2009       $ 6.711      $11.730         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                           MORTALITY & EXPENSE = 2.4



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.631         0
                                 2005       $10.631      $10.929         0
                                 2006       $10.929      $12.035         0
                                 2007       $12.035      $11.893         0
                                 2008       $11.893      $ 5.577         0
                                 2009       $ 5.577      $ 8.033         0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.194         0
                                 2005       $10.194      $10.792         0
                                 2006       $10.792      $11.161         0
                                 2007       $11.161      $12.157         0
                                 2008       $12.157      $ 6.800         0
                                 2009       $ 6.800      $ 8.004         0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.715         0
                                 2007       $10.715      $11.269         0
                                 2008       $11.269      $ 7.655         0
                                 2009       $ 7.655      $ 9.553         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.872         0
                                 2005       $10.872      $11.371         0
                                 2006       $11.371      $12.306         0
                                 2007       $12.306      $13.110         0
                                 2008       $13.110      $ 9.116         0
                                 2009       $ 9.116      $11.542         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $ 9.995         0
                                 2005       $ 9.995      $10.888         0
                                 2006       $10.888      $11.137         0
                                 2007       $11.137      $12.989         0
                                 2008       $12.989      $ 6.801         0
                                 2009       $ 6.801      $ 9.764         0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.111         0
                                 2005       $10.111      $11.254         0
                                 2006       $11.254      $13.054         0
                                 2007       $13.054      $16.951         0
                                 2008       $16.951      $ 9.046         0
                                 2009       $ 9.046      $13.290         0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.515         0
                                 2005       $10.515      $11.231         0
                                 2006       $11.231      $12.034         0
                                 2007       $12.034      $15.400         0
                                 2008       $15.400      $ 6.235         0
                                 2009       $ 6.235      $ 9.198         0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.108         0
                                 2005       $10.108      $10.229         0
                                 2006       $10.229      $10.686         0
                                 2007       $10.686      $11.998         0
                                 2008       $11.998      $ 8.316         0
                                 2009       $ 8.316      $10.440         0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.268         0
                                 2005       $11.268      $12.817         0
                                 2006       $12.817      $13.926         0
                                 2007       $13.926      $15.925         0
                                 2008       $15.925      $ 8.898         0
                                 2009       $ 8.898      $11.752         0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.725         0
                                 2005       $10.725      $11.040         0
                                 2006       $11.040      $12.911         0
                                 2007       $12.911      $12.746         0
                                 2008       $12.746      $ 7.107         0
                                 2009       $ 7.107      $ 9.000         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.705         0
                                 2005       $ 9.705      $ 9.983         0
                                 2006       $ 9.983      $10.374         0
                                 2007       $10.374      $12.810         0
                                 2008       $12.810      $ 6.581         0
                                 2009       $ 6.581      $ 8.210         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.555         0
                                 2005       $10.555      $10.761         0
                                 2006       $10.761      $12.112         0
                                 2007       $12.112      $12.419         0
                                 2008       $12.419      $ 7.609         0
                                 2009       $ 7.609      $ 9.370         0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.107         0
                                 2005       $10.107      $10.042         0
                                 2006       $10.042      $10.196         0
                                 2007       $10.196      $10.346         0
                                 2008       $10.346      $ 9.738         0
                                 2009       $ 9.738      $10.964         0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.859         0
                                 2005       $ 9.859      $ 9.880         0
                                 2006       $ 9.880      $10.079         0
                                 2007       $10.079      $10.313         0
                                 2008       $10.313      $10.334         0
                                 2009       $10.334      $10.123         0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.815         0
                                 2005       $10.815      $12.526         0
                                 2006       $12.526      $14.385         0
                                 2007       $14.385      $16.415         0
                                 2008       $16.415      $ 8.968         0
                                 2009       $ 8.968      $11.037         0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.512         0
                                 2005       $10.512      $11.035         0
                                 2006       $11.035      $11.881         0
                                 2007       $11.881      $12.774         0
                                 2008       $12.774      $10.454         0
                                 2009       $10.454      $12.801         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.197         0
                                 2005       $11.197      $11.599         0
                                 2006       $11.599      $13.352         0
                                 2007       $13.352      $15.393         0
                                 2008       $15.393      $14.431         0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.369         0
                                 2005       $11.369      $12.477         0
                                 2006       $12.477      $13.275         0
                                 2007       $13.275      $17.683         0
                                 2008       $17.683      $ 9.601         0
                                 2009       $ 9.601      $13.669         0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.183         0
                                 2005       $11.183      $11.995         0
                                 2006       $11.995      $13.458         0
                                 2007       $13.458      $14.060         0
                                 2008       $14.060      $ 9.884         0
                                 2009       $ 9.884      $12.810         0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.219         0
                                 2005       $11.219      $12.133         0
                                 2006       $12.133      $13.104         0
                                 2007       $13.104      $13.558         0
                                 2008       $13.558      $ 8.428         0
                                 2009       $ 8.428      $10.071         0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.888         0
                                 2006       $10.888      $12.938         0
                                 2007       $12.938      $11.842         0
                                 2008       $11.842      $ 7.398         0
                                 2009       $ 7.398      $ 6.985         0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.215         0
                                 2005       $10.215      $10.330         0
                                 2006       $10.330      $11.874         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.756         0
                                 2005       $10.756      $10.859         0
                                 2006       $10.859      $11.684         0
                                 2007       $11.684      $11.353         0
                                 2008       $11.353      $ 7.650         0
                                 2009       $ 7.650      $11.550         0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.311         0
                                 2005       $10.311      $10.651         0
                                 2006       $10.651      $12.229         0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.539         0
                                 2005       $10.539      $10.487         0
                                 2006       $10.487      $11.247         0
                                 2007       $11.247      $11.133         0
                                 2008       $11.133      $ 7.744         0
                                 2009       $ 7.744      $10.964         0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.360         0
                                 2005       $10.360      $10.529         0
                                 2006       $10.529      $11.016         0
                                 2007       $11.016      $11.923         0
                                 2008       $11.923      $ 7.326         0
                                 2009       $ 7.326      $ 9.935         0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.695         0
                                 2005       $10.695      $11.161         0
                                 2006       $11.161      $12.264         0
                                 2007       $12.264      $13.155         0
                                 2008       $13.155      $ 8.561         0
                                 2009       $ 8.561      $10.563         0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.839         0
                                 2005       $ 9.839      $10.076         0
                                 2006       $10.076      $11.096         0
                                 2007       $11.096      $11.060         0
                                 2008       $11.060      $ 6.522         0
                                 2009       $ 6.522      $10.360         0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.669         0
                                 2005       $10.669      $10.673         0
                                 2006       $10.673      $11.617         0
                                 2007       $11.617      $11.770         0
                                 2008       $11.770      $ 8.914         0
                                 2009       $ 8.914      $10.232         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.056         0
                                 2005       $11.056      $11.478         0
                                 2006       $11.478      $13.487         0
                                 2007       $13.487      $14.146         0
                                 2008       $14.146      $ 9.276         0
                                 2009       $ 9.276      $11.075         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.631         0
                                 2006       $11.631      $11.647         0
                                 2007       $11.647      $12.040         0
                                 2008       $12.040      $ 5.962         0
                                 2009       $ 5.962      $ 7.688         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.270         0
                                 2005       $11.270      $12.534         0
                                 2006       $12.534      $14.343         0
                                 2007       $14.343      $14.833         0
                                 2008       $14.833      $ 8.629         0
                                 2009       $ 8.629      $11.724         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.203         0
                                 2005       $11.203      $11.986         0
                                 2006       $11.986      $13.400         0
                                 2007       $13.400      $12.881         0
                                 2008       $12.881      $ 7.786         0
                                 2009       $ 7.786      $10.391         0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.272         0
                                 2005       $10.272      $10.531         0
                                 2006       $10.531      $10.493         0
                                 2007       $10.493      $10.601         0
                                 2008       $10.601      $10.090         0
                                 2009       $10.090      $11.376         0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.853         0
                                 2005       $ 9.853      $ 9.873         0
                                 2006       $ 9.873      $10.072         0
                                 2007       $10.072      $10.298         0
                                 2008       $10.298      $10.267         0
                                 2009       $10.267      $10.021         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.484         0
                                 2005       $10.484      $10.435         0
                                 2006       $10.435      $10.247         0
                                 2007       $10.247      $11.057         0
                                 2008       $11.057      $10.021         0
                                 2009       $10.021      $11.568         0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.174         0
                                 2005       $10.174      $10.162         0
                                 2006       $10.162      $10.291         0
                                 2007       $10.291      $10.912         0
                                 2008       $10.912      $11.152         0
                                 2009       $11.152      $12.403         0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.720         0
                                 2005       $10.720      $10.739         0
                                 2006       $10.739      $11.602         0
                                 2007       $11.602      $10.809         0
                                 2008       $10.809      $ 7.253         0
                                 2009       $ 7.253      $ 6.972         0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.110         0
                                 2005       $11.110      $10.342         0
                                 2006       $10.342      $11.231         0
                                 2007       $11.231      $11.641         0
                                 2008       $11.641      $10.513         0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.486         0
                                 2005       $10.486      $11.627         0
                                 2006       $11.627      $12.628         0
                                 2007       $12.628      $15.111         0
                                 2008       $15.111      $ 8.731         0
                                 2009       $ 8.731      $10.836         0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.378         0
                                 2005       $10.378      $10.691         0
                                 2006       $10.691      $11.396         0
                                 2007       $11.396      $12.498         0
                                 2008       $12.498      $ 6.988         0
                                 2009       $ 6.988      $ 9.660         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $10.988         0
                                 2005       $10.988      $11.110         0
                                 2006       $11.110      $12.854         0
                                 2007       $12.854      $12.910         0
                                 2008       $12.910      $ 8.022         0
                                 2009       $ 8.022      $ 9.796         0
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.812         0
                                 2005       $ 9.812      $ 9.587         0
                                 2006       $ 9.587      $10.157         0
                                 2007       $10.157      $10.303         0
                                 2008       $10.303      $ 8.730         0
                                 2009       $ 8.730      $ 9.692         0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $11.977         0
                                 2005       $11.977      $15.416         0
                                 2006       $15.416      $20.968         0
                                 2007       $20.968      $28.130         0
                                 2008       $28.130      $ 9.659         0
                                 2009       $ 9.659      $20.076         0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.323         0
                                 2005       $12.323      $18.225         0
                                 2006       $18.225      $22.123         0
                                 2007       $22.123      $31.349         0
                                 2008       $31.349      $16.466         0
                                 2009       $16.466      $25.291         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.994         0
                                 2005       $10.994      $11.911         0
                                 2006       $11.911      $12.186         0
                                 2007       $12.186      $13.970         0
                                 2008       $13.970      $ 7.241         0
                                 2009       $ 7.241      $11.040         0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.079         0
                                 2005       $10.079      $10.150         0
                                 2006       $10.150      $10.204         0
                                 2007       $10.204      $10.646         0
                                 2008       $10.646      $10.537         0
                                 2009       $10.537      $10.362         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.965         0
                                 2005       $10.965      $11.731         0
                                 2006       $11.731      $13.266         0
                                 2007       $13.266      $13.259         0
                                 2008       $13.259      $ 8.763         0
                                 2009       $ 8.763      $10.604         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.273         0
                                 2005       $10.273      $11.567         0
                                 2006       $11.567      $11.709         0
                                 2007       $11.709      $13.887         0
                                 2008       $13.887      $ 6.858         0
                                 2009       $ 6.858      $11.043         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.716         0
                                 2005       $12.716      $14.477         0
                                 2006       $14.477      $19.433         0
                                 2007       $19.433      $15.672         0
                                 2008       $15.672      $ 9.465         0
                                 2009       $ 9.465      $11.857         0
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.433         0
                                 2008       $ 9.433      $ 5.833         0
                                 2009       $ 5.833      $ 7.357         0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.671         0
                                 2008       $ 9.671      $ 6.070         0
                                 2009       $ 6.070      $ 7.368         0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.678         0
                                 2009       $ 6.678      $11.659         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.45



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2004       $10.000      $10.626         0
                                 2005       $10.626      $10.918         0
                                 2006       $10.918      $12.017         0
                                 2007       $12.017      $11.869         0
                                 2008       $11.869      $ 5.563         0
                                 2009       $ 5.563      $ 8.008         0
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2004       $10.000      $10.189         0
                                 2005       $10.189      $10.782         0
                                 2006       $10.782      $11.144         0
                                 2007       $11.144      $12.132         0
                                 2008       $12.132      $ 6.783         0
                                 2009       $ 6.783      $ 7.979         0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.712         0
                                 2007       $10.712      $11.259         0
                                 2008       $11.259      $ 7.645         0
                                 2009       $ 7.645      $ 9.535         0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.867         0
                                 2005       $10.867      $11.360         0
                                 2006       $11.360      $12.287         0
                                 2007       $12.287      $13.084         0
                                 2008       $13.084      $ 9.093         0
                                 2009       $ 9.093      $11.507         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN LARGECAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $ 9.991         0
                                 2005       $ 9.991      $10.878         0
                                 2006       $10.878      $11.121         0
                                 2007       $11.121      $12.963         0
                                 2008       $12.963      $ 6.784         0
                                 2009       $ 6.784      $ 9.734         0
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO - CLASS S
                                 2004       $10.000      $10.106         0
                                 2005       $10.106      $11.243         0
                                 2006       $11.243      $13.035         0
                                 2007       $13.035      $16.917         0
                                 2008       $16.917      $ 9.023         0
                                 2009       $ 9.023      $13.250         0
ALGER MID CAP GROWTH PORTFOLIO - CLASS S
FORMERLY, ALGER AMERICAN MIDCAP GROWTH PORTFOLIO - CLASS S
                                 2004       $10.000      $10.510         0
                                 2005       $10.510      $11.220         0
                                 2006       $11.220      $12.016         0
                                 2007       $12.016      $15.369         0
                                 2008       $15.369      $ 6.219         0
                                 2009       $ 6.219      $ 9.171         0
FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.104         0
                                 2005       $10.104      $10.219         0
                                 2006       $10.219      $10.670         0
                                 2007       $10.670      $11.974         0
                                 2008       $11.974      $ 8.295         0
                                 2009       $ 8.295      $10.409         0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $11.263         0
                                 2005       $11.263      $12.804         0
                                 2006       $12.804      $13.905         0
                                 2007       $13.905      $15.893         0
                                 2008       $15.893      $ 8.875         0
                                 2009       $ 8.875      $11.717         0
FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.720         0
                                 2005       $10.720      $11.030         0
                                 2006       $11.030      $12.891         0
                                 2007       $12.891      $12.721         0
                                 2008       $12.721      $ 7.089         0
                                 2009       $ 7.089      $ 8.972         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.700         0
                                 2005       $ 9.700      $ 9.974         0
                                 2006       $ 9.974      $10.359         0
                                 2007       $10.359      $12.784         0
                                 2008       $12.784      $ 6.564         0
                                 2009       $ 6.564      $ 8.185         0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.550         0
                                 2005       $10.550      $10.750         0
                                 2006       $10.750      $12.094         0
                                 2007       $12.094      $12.395         0
                                 2008       $12.395      $ 7.590         0
                                 2009       $ 7.590      $ 9.342         0
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.102         0
                                 2005       $10.102      $10.032         0
                                 2006       $10.032      $10.181         0
                                 2007       $10.181      $10.325         0
                                 2008       $10.325      $ 9.714         0
                                 2009       $ 9.714      $10.930         0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $ 9.855         0
                                 2005       $ 9.855      $ 9.871         0
                                 2006       $ 9.871      $10.064         0
                                 2007       $10.064      $10.293         0
                                 2008       $10.293      $10.308         0
                                 2009       $10.308      $10.093         0
FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                                 2004       $10.000      $10.810         0
                                 2005       $10.810      $12.514         0
                                 2006       $12.514      $14.364         0
                                 2007       $14.364      $16.382         0
                                 2008       $16.382      $ 8.946         0
                                 2009       $ 8.946      $11.003         0
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $10.507         0
                                 2005       $10.507      $11.025         0
                                 2006       $11.025      $11.863         0
                                 2007       $11.863      $12.748         0
                                 2008       $12.748      $10.428         0
                                 2009       $10.428      $12.762         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.192         0
                                 2005       $11.192      $11.587         0
                                 2006       $11.587      $13.332         0
                                 2007       $13.332      $15.362         0
                                 2008       $15.362      $14.400         0
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.364         0
                                 2005       $11.364      $12.465         0
                                 2006       $12.465      $13.256         0
                                 2007       $13.256      $17.648         0
                                 2008       $17.648      $ 9.577         0
                                 2009       $ 9.577      $13.627         0
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES MID CAP VALUE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.178         0
                                 2005       $11.178      $11.983         0
                                 2006       $11.983      $13.438         0
                                 2007       $13.438      $14.032         0
                                 2008       $14.032      $ 9.859         0
                                 2009       $ 9.859      $12.771         0
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                                 2004       $10.000      $11.213         0
                                 2005       $11.213      $12.121         0
                                 2006       $12.121      $13.085         0
                                 2007       $13.085      $13.531         0
                                 2008       $13.531      $ 8.407         0
                                 2009       $ 8.407      $10.040         0
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN SERIES SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                                 2005       $10.000      $10.884         0
                                 2006       $10.884      $12.927         0
                                 2007       $12.927      $11.826         0
                                 2008       $11.826      $ 7.384         0
                                 2009       $ 7.384      $ 6.970         0
LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                                 2004       $10.000      $10.210         0
                                 2005       $10.210      $10.320         0
                                 2006       $10.320      $11.856         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II FORMERLY, LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO -
  CLASS II
                                 2004       $10.000      $10.751         0
                                 2005       $10.751      $10.849         0
                                 2006       $10.849      $11.667         0
                                 2007       $11.667      $11.330         0
                                 2008       $11.330      $ 7.631         0
                                 2009       $ 7.631      $11.515         0
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                                 2004       $10.000      $10.306         0
                                 2005       $10.306      $10.640         0
                                 2006       $10.640      $12.210         0
MFS HIGH INCOME SERIES - SERVICE CLASS
                                 2004       $10.000      $10.534         0
                                 2005       $10.534      $10.476         0
                                 2006       $10.476      $11.230         0
                                 2007       $11.230      $11.111         0
                                 2008       $11.111      $ 7.724         0
                                 2009       $ 7.724      $10.931         0
MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                                 2004       $10.000      $10.355         0
                                 2005       $10.355      $10.519         0
                                 2006       $10.519      $11.000         0
                                 2007       $11.000      $11.900         0
                                 2008       $11.900      $ 7.307         0
                                 2009       $ 7.307      $ 9.905         0
MFS INVESTORS TRUST SERIES - SERVICE CLASS
                                 2004       $10.000      $10.690         0
                                 2005       $10.690      $11.150         0
                                 2006       $11.150      $12.246         0
                                 2007       $12.246      $13.129         0
                                 2008       $13.129      $ 8.539         0
                                 2009       $ 8.539      $10.531         0
MFS NEW DISCOVERY SERIES - SERVICE CLASS
                                 2004       $10.000      $ 9.834         0
                                 2005       $ 9.834      $10.067         0
                                 2006       $10.067      $11.079         0
                                 2007       $11.079      $11.038         0
                                 2008       $11.038      $ 6.505         0
                                 2009       $ 6.505      $10.328         0
MFS TOTAL RETURN SERIES - SERVICE CLASS
                                 2004       $10.000      $10.664         0
                                 2005       $10.664      $10.663         0
                                 2006       $10.663      $11.599         0
                                 2007       $11.599      $11.747         0
                                 2008       $11.747      $ 8.892         0
                                 2009       $ 8.892      $10.201         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MFS VALUE SERIES - SERVICE CLASS
                                 2004       $10.000      $11.051         0
                                 2005       $11.051      $11.467         0
                                 2006       $11.467      $13.467         0
                                 2007       $13.467      $14.118         0
                                 2008       $14.118      $ 9.253         0
                                 2009       $ 9.253      $11.041         0
OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                                 2005       $10.000      $11.627         0
                                 2006       $11.627      $11.637         0
                                 2007       $11.637      $12.023         0
                                 2008       $12.023      $ 5.950         0
                                 2009       $ 5.950      $ 7.669         0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.264         0
                                 2005       $11.264      $12.521         0
                                 2006       $12.521      $14.322         0
                                 2007       $14.322      $14.803         0
                                 2008       $14.803      $ 8.607         0
                                 2009       $ 8.607      $11.689         0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                                 2004       $10.000      $11.198         0
                                 2005       $11.198      $11.974         0
                                 2006       $11.974      $13.380         0
                                 2007       $13.380      $12.855         0
                                 2008       $12.855      $ 7.766         0
                                 2009       $ 7.766      $10.359         0
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.267         0
                                 2005       $10.267      $10.521         0
                                 2006       $10.521      $10.478         0
                                 2007       $10.478      $10.580         0
                                 2008       $10.580      $10.065         0
                                 2009       $10.065      $11.341         0
PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $ 9.849         0
                                 2005       $ 9.849      $ 9.864         0
                                 2006       $ 9.864      $10.057         0
                                 2007       $10.057      $10.277         0
                                 2008       $10.277      $10.241         0
                                 2009       $10.241      $ 9.991         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.479         0
                                 2005       $10.479      $10.425         0
                                 2006       $10.425      $10.232         0
                                 2007       $10.232      $11.035         0
                                 2008       $11.035      $ 9.996         0
                                 2009       $ 9.996      $11.533         0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                                 2004       $10.000      $10.169         0
                                 2005       $10.169      $10.152         0
                                 2006       $10.152      $10.276         0
                                 2007       $10.276      $10.890         0
                                 2008       $10.890      $11.124         0
                                 2009       $11.124      $12.366         0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                 2004       $10.000      $10.717         0
                                 2005       $10.717      $10.730         0
                                 2006       $10.730      $11.587         0
                                 2007       $11.587      $10.789         0
                                 2008       $10.789      $ 7.235         0
                                 2009       $ 7.235      $ 6.954         0
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                 2004       $10.000      $11.105         0
                                 2005       $11.105      $10.332         0
                                 2006       $10.332      $11.214         0
                                 2007       $11.214      $11.618         0
                                 2008       $11.618      $10.492         0
RYDEX VT ALL-CAP OPPORTUNITY
FORMERLY, RYDEX VT SECTOR ROTATION FUND
                                 2004       $10.000      $10.482         0
                                 2005       $10.482      $11.616         0
                                 2006       $11.616      $12.609         0
                                 2007       $12.609      $15.081         0
                                 2008       $15.081      $ 8.709         0
                                 2009       $ 8.709      $10.803         0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                                 2004       $10.000      $10.374         0
                                 2005       $10.374      $10.680         0
                                 2006       $10.680      $11.379         0
                                 2007       $11.379      $12.473         0
                                 2008       $12.473      $ 6.970         0
                                 2009       $ 6.970      $ 9.631         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                                 2004       $10.000      $10.983         0
                                 2005       $10.983      $11.099         0
                                 2006       $11.099      $12.834         0
                                 2007       $12.834      $12.884         0
                                 2008       $12.884      $ 8.002         0
                                 2009       $ 8.002      $ 9.767         0
VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
FORMERLY, VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
                                 2004       $10.000      $ 9.808         0
                                 2005       $ 9.808      $ 9.578         0
                                 2006       $ 9.578      $10.142         0
                                 2007       $10.142      $10.283         0
                                 2008       $10.283      $ 8.708         0
                                 2009       $ 8.708      $ 9.663         0
VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                 2004       $10.000      $11.972         0
                                 2005       $11.972      $15.401         0
                                 2006       $15.401      $20.937         0
                                 2007       $20.937      $28.074         0
                                 2008       $28.074      $ 9.634         0
                                 2009       $ 9.634      $20.016         0
VAN ECK WORLDWIDE HARD ASSETS FUND
                                 2004       $10.000      $12.317         0
                                 2005       $12.317      $18.207         0
                                 2006       $18.207      $22.090         0
                                 2007       $22.090      $31.287         0
                                 2008       $31.287      $16.425         0
                                 2009       $16.425      $25.215         0
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.989         0
                                 2005       $10.989      $11.899         0
                                 2006       $11.899      $12.168         0
                                 2007       $12.168      $13.942         0
                                 2008       $13.942      $ 7.223         0
                                 2009       $ 7.223      $11.007         0
VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                 2004       $10.000      $10.075         0
                                 2005       $10.075      $10.140         0
                                 2006       $10.140      $10.189         0
                                 2007       $10.189      $10.625         0
                                 2008       $10.625      $10.510         0
                                 2009       $10.510      $10.331         0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2004       $10.000      $10.960         0
                                 2005       $10.960      $11.720         0
                                 2006       $11.720      $13.246         0
                                 2007       $13.246      $13.232         0
                                 2008       $13.232      $ 8.741         0
                                 2009       $ 8.741      $10.572         0
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2004       $10.000      $10.268         0
                                 2005       $10.268      $11.556         0
                                 2006       $11.556      $11.691         0
                                 2007       $11.691      $13.860         0
                                 2008       $13.860      $ 6.841         0
                                 2009       $ 6.841      $11.009         0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2004       $10.000      $12.711         0
                                 2005       $12.711      $14.462         0
                                 2006       $14.462      $19.404         0
                                 2007       $19.404      $15.641         0
                                 2008       $15.641      $ 9.441         0
                                 2009       $ 9.441      $11.821         0
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.430         0
                                 2008       $ 9.430      $ 5.828         0
                                 2009       $ 5.828      $ 7.347         0
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
FORMERLY, LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS I
                                 2007       $10.000      $ 9.668         0
                                 2008       $ 9.668      $ 6.065         0
                                 2009       $ 6.065      $ 7.358         0
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
FORMERLY, JANUS ASPEN INTERNATIONAL GROWTH - SERVICE SHARES
                                 2008       $10.000      $ 6.661         0
                                 2009       $ 6.661      $11.624         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.10%.

                 --------------------------------
                     Lincoln Benefit Life
                     Variable Annuity
                     Account
                     Financial Statements as of December 31,
                     2009 and for the periods ended
                     December 31, 2009 and 2008, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2009, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 26, 2010

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------


                  AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                   Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                     Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                  Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                  ------------ ------------ --------------- --------------- --------------- ---------------
                                AIM V. I.                      AIM V. I.                       AIM V. I.
                   AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                  Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                  ------------ ------------ --------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value..... $11,154,158    $541,218     $6,570,521      $1,780,675      $5,165,575      $10,557,879
                  -----------    --------     ----------      ----------      ----------      -----------
   Total assets.. $11,154,158    $541,218     $6,570,521      $1,780,675      $5,165,575      $10,557,879
                  ===========    ========     ==========      ==========      ==========      ===========
NET ASSETS
Accumulation
  units.......... $11,152,827    $537,984     $6,570,521      $1,780,675      $5,165,575      $10,557,879
Contracts in
  payout
  (annuitization)
  period.........       1,331       3,234             --              --              --               --
                  -----------    --------     ----------      ----------      ----------      -----------
   Total net
     assets...... $11,154,158    $541,218     $6,570,521      $1,780,675      $5,165,575      $10,557,879
                  ===========    ========     ==========      ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of
  shares.........   1,865,244      26,622      1,104,289          89,034         208,710          974,873
                  ===========    ========     ==========      ==========      ==========      ===========
Cost of
  investments.... $15,646,175    $658,209     $9,082,927      $2,061,738      $5,046,757      $11,749,530
                  ===========    ========     ==========      ==========      ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest........ $      8.37    $   7.53     $     7.94      $     7.91      $     9.48      $     11.40
                  ===========    ========     ==========      ==========      ==========      ===========
   Highest....... $      8.82    $   7.73     $     8.61      $     8.58      $     9.97      $     12.37
                  ===========    ========     ==========      ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                                          The Alger
                    The Alger     The Alger     The Alger     The Alger     The Alger   American Fund
                  American Fund American Fund American Fund American Fund American Fund (Series - S)
                   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                  ------------- ------------- ------------- ------------- ------------- -------------
                                    Alger         Alger         Alger         Alger
                  Alger Capital   Growth &      LargeCap       MidCap       SmallCap    Alger Capital
                  Appreciation     Income        Growth        Growth        Growth     Appreciation
                    Class I-2     Class I-2     Class I-2     Class I-2     Class I-2      Class S
                  ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at
  fair value.....  $12,890,907   $6,826,687    $8,817,037    $16,508,408   $10,733,272   $3,954,566
                   -----------   ----------    ----------    -----------   -----------   ----------
   Total assets..  $12,890,907   $6,826,687    $8,817,037    $16,508,408   $10,733,272   $3,954,566
                   ===========   ==========    ==========    ===========   ===========   ==========
NET ASSETS
Accumulation
  units..........  $12,881,760   $6,776,751    $8,798,446    $16,506,466   $10,730,921   $3,954,566
Contracts in
  payout
  (annuitization)
  period.........        9,147       49,936        18,591          1,942         2,351           --
                   -----------   ----------    ----------    -----------   -----------   ----------
   Total net
     assets......  $12,890,907   $6,826,687    $8,817,037    $16,508,408   $10,733,272   $3,954,566
                   ===========   ==========    ==========    ===========   ===========   ==========
FUND SHARE
  INFORMATION
Number of
  shares.........      280,725      737,223       227,243      1,545,731       419,596       87,860
                   ===========   ==========    ==========    ===========   ===========   ==========
Cost of
  investments....  $10,147,911   $7,646,598    $9,138,869    $26,537,517   $ 9,594,014   $3,637,770
                   ===========   ==========    ==========    ===========   ===========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest........  $      7.99   $     6.50    $     6.57    $      8.88   $      6.77   $    13.13
                   ===========   ==========    ==========    ===========   ===========   ==========
   Highest.......  $     20.45   $    12.46    $    12.63    $     16.62   $     11.35   $    14.24
                   ===========   ==========    ==========    ===========   ===========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS
                                              Investment  Investment
                    The Alger     The Alger    Variable    Variable
                  American Fund American Fund  Insurance   Insurance         DWS               DWS
                  (Series - S)  (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                   Sub-Account   Sub-Account  Sub-Account Sub-Account    Sub-Account       Sub-Account
                  ------------- ------------- ----------- ----------- ----------------- -----------------
                      Alger         Alger                                                      DWS
                    LargeCap       MidCap         DWS         DWS                            Global
                     Growth        Growth     Equity 500   Small Cap         DWS          Opportunities
                     Class S       Class S    Index VIP B Index VIP B    Bond VIP A           VIP A
                  ------------- ------------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at
  fair value.....  $9,319,189    $ 9,116,385  $2,918,037   $662,082      $7,471,156        $7,635,926
                   ----------    -----------  ----------   --------      ----------        ----------
   Total assets..  $9,319,189    $ 9,116,385  $2,918,037   $662,082      $7,471,156        $7,635,926
                   ==========    ===========  ==========   ========      ==========        ==========
NET ASSETS
Accumulation
  units..........  $9,316,830    $ 9,116,385  $2,918,037   $662,082      $7,468,954        $7,631,953
Contracts in
  payout
  (annuitization)
  period.........       2,359             --          --         --           2,202             3,973
                   ----------    -----------  ----------   --------      ----------        ----------
   Total net
     assets......  $9,319,189    $ 9,116,385  $2,918,037   $662,082      $7,471,156        $7,635,926
                   ==========    ===========  ==========   ========      ==========        ==========
FUND SHARE
  INFORMATION
Number of
  shares.........     242,814        878,264     249,832     66,945       1,348,584           674,552
                   ==========    ===========  ==========   ========      ==========        ==========
Cost of
  investments....  $8,271,592    $14,081,504  $2,850,729   $813,727      $8,897,853        $8,807,945
                   ==========    ===========  ==========   ========      ==========        ==========
ACCUMULATION
  UNIT VALUE
   Lowest........  $     9.65    $      9.09  $    11.65   $  14.06      $    11.66        $    10.08
                   ==========    ===========  ==========   ========      ==========        ==========
   Highest.......  $    13.29    $      9.86  $    12.30   $  14.85      $    15.03        $    19.16
                   ==========    ===========  ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                            DWS                           Federated      Federated    Federated
                            DWS          Variable           DWS           Insurance      Insurance    Insurance
                     Variable Series I   Series I    Variable Series II     Series        Series       Series
                        Sub-Account     Sub-Account     Sub-Account      Sub-Account    Sub-Account  Sub-Account
                     ----------------- ------------- ------------------ -------------- ------------- -----------
                                                                                         Federated    Federated
                            DWS             DWS             DWS           Federated    Fund for U.S.    High
                        Growth and     International      Balanced         Capital      Government   Income Bond
                       Income VIP A        VIP A           VIP A        Income Fund II Securities II   Fund II
                     ----------------- ------------- ------------------ -------------- ------------- -----------
ASSETS
Investments at fair
  value.............    $1,661,094      $2,994,795       $5,511,618       $4,497,721    $23,714,141  $16,180,796
                        ----------      ----------       ----------       ----------    -----------  -----------
   Total assets.....    $1,661,094      $2,994,795       $5,511,618       $4,497,721    $23,714,141  $16,180,796
                        ==========      ==========       ==========       ==========    ===========  ===========
NET ASSETS
Accumulation units..    $1,661,094      $2,990,667       $5,460,609       $4,438,918    $23,558,405  $16,146,012
Contracts in payout
  (annuitization)
  period............            --           4,128           51,009           58,803        155,736       34,784
                        ----------      ----------       ----------       ----------    -----------  -----------
   Total net assets.    $1,661,094      $2,994,795       $5,511,618       $4,497,721    $23,714,141  $16,180,796
                        ==========      ==========       ==========       ==========    ===========  ===========
FUND SHARE
  INFORMATION
Number of shares....       247,555         362,566          268,597          518,768      2,071,104    2,425,906
                        ==========      ==========       ==========       ==========    ===========  ===========
Cost of investments.    $2,012,019      $3,828,320       $5,655,224       $4,747,213    $23,547,143  $16,888,834
                        ==========      ==========       ==========       ==========    ===========  ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $     7.85      $     7.21       $    10.19       $     8.83    $     13.83  $     14.09
                        ==========      ==========       ==========       ==========    ===========  ===========
   Highest..........    $     9.16      $    10.66       $    10.45       $    16.21    $     18.29  $     21.30
                        ==========      ==========       ==========       ==========    ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                    Fidelity      Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                    Variable      Variable      Variable      Variable      Variable      Variable
                    Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                  Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                  ------------- ------------- ------------- ------------- ------------- -------------
                    VIP Asset        VIP           VIP                                    VIP Money
                     Manager     Contrafund   Equity-Income  VIP Growth   VIP Index 500    Market
                  ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at
  fair value.....  $7,755,034    $47,724,885   $24,583,637   $18,477,603   $29,106,234   $44,203,743
                   ----------    -----------   -----------   -----------   -----------   -----------
   Total assets..  $7,755,034    $47,724,885   $24,583,637   $18,477,603   $29,106,234   $44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation
  units..........  $7,744,793    $47,701,929   $24,562,231   $18,472,445   $29,083,362   $44,159,604
Contracts in
  payout
  (annuitization)
  period.........      10,241         22,956        21,406         5,158        22,872        44,139
                   ----------    -----------   -----------   -----------   -----------   -----------
   Total net
     assets......  $7,755,034    $47,724,885   $24,583,637   $18,477,603   $29,106,234   $44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of
  shares.........     596,541      2,314,495     1,462,441       615,100       243,322    44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
Cost of
  investments....  $8,686,373    $57,794,635   $32,598,321   $21,939,361   $31,152,980   $44,203,743
                   ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest........  $    10.54    $     11.28   $     10.39   $      5.49   $      7.61   $     11.12
                   ==========    ===========   ===========   ===========   ===========   ===========
   Highest.......  $    18.92    $     24.60   $     23.48   $     19.83   $     11.15   $     14.76
                   ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------


                                    Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                    Fidelity        Variable          Variable          Variable          Variable          Variable
                    Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                    Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                  Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                   Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP Asset                              VIP
                       VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                    Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at
  fair value.....  $13,467,350     $4,536,234        $26,679,407       $22,297,702       $11,501,270       $29,364,919
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total assets..  $13,467,350     $4,536,234        $26,679,407       $22,297,702       $11,501,270       $29,364,919
                   ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation
  units..........  $13,451,673     $4,536,234        $26,679,407       $22,277,957       $11,501,270       $29,350,989
Contracts in
  payout
  (annuitization)
  period.........       15,677             --                 --            19,745                --            13,930
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total net
     assets......  $13,467,350     $4,536,234        $26,679,407       $22,297,702       $11,501,270       $29,364,919
                   ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of
  shares.........      894,841        354,670          1,314,904         1,345,667           386,597           247,367
                   ===========     ==========        ===========       ===========       ===========       ===========
Cost of
  investments....  $16,089,148     $4,964,600        $35,728,520       $29,810,536       $12,102,418       $32,406,588
                   ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT VALUE
   Lowest........  $      8.62     $    10.31        $     11.61       $      8.89       $      8.11       $      9.26
                   ===========     ==========        ===========       ===========       ===========       ===========
   Highest.......  $     17.00     $    11.19        $     12.60       $      9.86       $     11.37       $     10.04
                   ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                      Fidelity          Fidelity          Fidelity
                      Variable          Variable          Variable
                      Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                    Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                  (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                     Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                              VIT             VIT
                   VIP Investment       VIP Money                          Strategic      Structured       JPMorgan
                     Grade Bond          Market         VIP Overseas     International       Small       IT Small Cap
                  (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity    Core Portfolio
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value.....    $40,732,216       $49,016,190       $26,123,311      $2,217,027      $1,724,818      $1,769,289
                     -----------       -----------       -----------      ----------      ----------      ----------
   Total assets..    $40,732,216       $49,016,190       $26,123,311      $2,217,027      $1,724,818      $1,769,289
                     ===========       ===========       ===========      ==========      ==========      ==========
NET ASSETS
Accumulation
  units..........    $40,656,037       $49,016,190       $26,123,311      $2,210,912      $1,692,463      $1,765,778
Contracts in
  payout
  (annuitization)
  period.........         76,179                --                --           6,115          32,355           3,511
                     -----------       -----------       -----------      ----------      ----------      ----------
   Total net
     assets......    $40,732,216       $49,016,190       $26,123,311      $2,217,027      $1,724,818      $1,769,289
                     ===========       ===========       ===========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.........      3,322,367        49,016,190         1,750,892         273,369         195,558         150,450
                     ===========       ===========       ===========      ==========      ==========      ==========
Cost of
  investments....    $41,035,620       $49,016,190       $32,395,856      $2,707,233      $2,181,509      $2,087,848
                     ===========       ===========       ===========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest........    $     10.83       $     10.00       $     10.90      $     9.24      $    13.36      $    12.33
                     ===========       ===========       ===========      ==========      ==========      ==========
   Highest.......    $     13.49       $     10.85       $     13.15      $     9.43      $    13.64      $    12.59
                     ===========       ===========       ===========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                  Janus Aspen Janus Aspen  Janus Aspen  Janus Aspen Janus Aspen Janus Aspen
                    Series      Series       Series       Series      Series      Series
                  Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                  ----------- ----------- ------------- ----------- ----------- -----------
                                                           Forty       Janus
                   Balanced   Enterprise  Flexible Bond  Portfolio   Portfolio   Worldwide
                  ----------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at
  fair value..... $33,432,603 $18,387,066  $16,680,138  $5,046,132  $15,583,659 $16,732,550
                  ----------- -----------  -----------  ----------  ----------- -----------
   Total assets.. $33,432,603 $18,387,066  $16,680,138  $5,046,132  $15,583,659 $16,732,550
                  =========== ===========  ===========  ==========  =========== ===========
NET ASSETS
Accumulation
  units.......... $33,319,253 $18,377,829  $16,661,376  $5,046,132  $15,566,458 $16,722,357
Contracts in
  payout
  (annuitization)
  period.........     113,350       9,237       18,762          --       17,201      10,193
                  ----------- -----------  -----------  ----------  ----------- -----------
   Total net
     assets...... $33,432,603 $18,387,066  $16,680,138  $5,046,132  $15,583,659 $16,732,550
                  =========== ===========  ===========  ==========  =========== ===========
FUND SHARE
  INFORMATION
Number of
  shares.........   1,243,772     597,177    1,326,980     150,183      727,189     639,135
                  =========== ===========  ===========  ==========  =========== ===========
Cost of
  investments.... $29,970,483 $19,673,709  $15,765,890  $4,261,097  $17,305,747 $19,129,556
                  =========== ===========  ===========  ==========  =========== ===========
ACCUMULATION
  UNIT VALUE
   Lowest........ $     12.64 $      5.11  $     15.91  $    14.04  $      5.92 $      5.46
                  =========== ===========  ===========  ==========  =========== ===========
   Highest....... $     35.59 $     27.17  $     25.01  $    14.71  $     21.10 $     22.08
                  =========== ===========  ===========  ==========  =========== ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                    Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                       Series           Series           Series           Series           Series           Series
                  (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                    Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                  ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                         INTECH                           Perkins
                                                      Risk-Managed                        Mid Cap
                      Balanced     Forty Portfolio   Core Portfolio      Overseas     Value Portfolio     Worldwide
                  (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                  ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at
  fair value.....   $10,072,918       $6,488,513       $3,331,328      $10,992,627      $17,005,776       $1,528,428
                    -----------       ----------       ----------      -----------      -----------       ----------
   Total assets..   $10,072,918       $6,488,513       $3,331,328      $10,992,627      $17,005,776       $1,528,428
                    ===========       ==========       ==========      ===========      ===========       ==========
NET ASSETS
Accumulation
  units..........   $10,072,918       $6,488,513       $3,331,328      $10,990,917      $17,005,776       $1,528,428
Contracts in
  payout
  (annuitization)
  period.........            --               --               --            1,710               --               --
                    -----------       ----------       ----------      -----------      -----------       ----------
   Total net
     assets......   $10,072,918       $6,488,513       $3,331,328      $10,992,627      $17,005,776       $1,528,428
                    ===========       ==========       ==========      ===========      ===========       ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       360,649          195,614          347,013          243,847        1,240,392           58,944
                    ===========       ==========       ==========      ===========      ===========       ==========
Cost of
  investments....   $ 9,484,464       $5,906,275       $4,314,388      $12,864,478      $18,393,642       $1,513,178
                    ===========       ==========       ==========      ===========      ===========       ==========
ACCUMULATION
  UNIT VALUE
   Lowest........   $     12.65       $    13.50       $     9.95      $     11.52      $     12.66       $     8.00
                    ===========       ==========       ==========      ===========      ===========       ==========
   Highest.......   $     13.72       $    14.65       $    10.79      $     15.48      $     13.73       $     9.45
                    ===========       ==========       ==========      ===========      ===========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------


                     Lazard       Lazard        Legg Mason        Legg Mason         Legg Mason
                   Retirement   Retirement   Partners Variable Partners Variable Partners Variable   MFS Variable
                  Series, Inc. Series, Inc.    Income Trust      Income Trust    Portfolios I, Inc  Insurance Trust
                  Sub-Account   Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                  ------------ ------------- ----------------- ----------------- ------------------ ---------------
                                                Legg Mason        Legg Mason
                                                ClearBridge      Western Asset       Legg Mason
                    Emerging                     Variable       Variable Global     ClearBridge
                    Markets    International    Fundamental       High Yield     Variable Investors
                     Equity       Equity     Value Portfolio I Bond Portfolio II    Portfolio I       MFS Growth
                  ------------ ------------- ----------------- ----------------- ------------------ ---------------
ASSETS
Investments at
  fair value.....  $8,038,159   $1,284,513      $6,340,245        $18,963,571        $8,627,195       $3,973,754
                   ----------   ----------      ----------        -----------        ----------       ----------
   Total assets..  $8,038,159   $1,284,513      $6,340,245        $18,963,571        $8,627,195       $3,973,754
                   ==========   ==========      ==========        ===========        ==========       ==========
NET ASSETS
Accumulation
  units..........  $7,947,011   $1,284,513      $6,308,583        $18,963,571        $8,604,257       $3,969,714
Contracts in
  payout
  (annuitization)
  period.........      91,148           --          31,662                 --            22,938            4,040
                   ----------   ----------      ----------        -----------        ----------       ----------
   Total net
     assets......  $8,038,159   $1,284,513      $6,340,245        $18,963,571        $8,627,195       $3,973,754
                   ==========   ==========      ==========        ===========        ==========       ==========
FUND SHARE
  INFORMATION
Number of
  shares.........     418,001      131,610         369,694          2,501,790           694,621          185,429
                   ==========   ==========      ==========        ===========        ==========       ==========
Cost of
  investments....  $7,412,707   $1,461,252      $8,373,167        $21,809,032        $9,551,457       $3,933,471
                   ==========   ==========      ==========        ===========        ==========       ==========
ACCUMULATION
  UNIT VALUE
   Lowest........  $    32.24   $     9.97      $     7.32        $     11.41        $     7.33       $     5.53
                   ==========   ==========      ==========        ===========        ==========       ==========
   Highest.......  $    37.18   $    10.17      $     7.59        $     12.38        $    10.80       $    11.59
                   ==========   ==========      ==========        ===========        ==========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                                      MFS Variable    MFS Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable   Insurance Trust Insurance Trust
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Class) (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                      MFS Investor
                      MFS Investors      MFS New                        MFS Total    MFS High Income  Growth Stock
                          Trust         Discovery     MFS Research       Return      (Service Class) (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $4,030,862      $7,905,658      $1,943,718      $17,211,360     $6,745,631      $10,396,743
                       ----------      ----------      ----------      -----------     ----------      -----------
   Total assets.....   $4,030,862      $7,905,658      $1,943,718      $17,211,360     $6,745,631      $10,396,743
                       ==========      ==========      ==========      ===========     ==========      ===========
NET ASSETS
Accumulation units..   $4,029,093      $7,903,747      $1,943,718      $17,180,759     $6,731,545      $10,396,743
Contracts in payout
  (annuitization)
  period............        1,769           1,911              --           30,601         14,086               --
                       ----------      ----------      ----------      -----------     ----------      -----------
   Total net assets.   $4,030,862      $7,905,658      $1,943,718      $17,211,360     $6,745,631      $10,396,743
                       ==========      ==========      ==========      ===========     ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....      220,990         588,657         117,303          984,632        820,636        1,080,743
                       ==========      ==========      ==========      ===========     ==========      ===========
Cost of investments.   $3,983,873      $7,877,415      $1,895,162      $18,795,447     $7,435,574      $10,221,993
                       ==========      ==========      ==========      ===========     ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     8.59      $     8.53      $     7.28      $     12.92     $    10.83      $      9.82
                       ==========      ==========      ==========      ===========     ==========      ===========
   Highest..........   $    10.67      $    18.81      $    11.00      $     15.00     $    11.75      $     10.65
                       ==========      ==========      ==========      ===========     ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                                                       Oppenheimer
                                                                                                        Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    Account Funds
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Shares
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     ("SS"))
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Investors      MFS New        MFS Total                                      Oppenheimer
                          Trust         Discovery    Return (Service  MFS Utilities     MFS Value        Global
                     (Service Class) (Service Class)     Class)      (Service Class) (Service Class) Securities (SS)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $2,087,251      $5,690,720      $12,380,469     $5,463,836      $4,468,812      $11,849,440
                       ----------      ----------      -----------     ----------      ----------      -----------
   Total assets.....   $2,087,251      $5,690,720      $12,380,469     $5,463,836      $4,468,812      $11,849,440
                       ==========      ==========      ===========     ==========      ==========      ===========
NET ASSETS
Accumulation units..   $2,087,251      $5,659,998      $12,366,473     $5,448,503      $4,468,812      $11,849,440
Contracts in payout
  (annuitization)
  period............           --          30,722           13,996         15,333              --               --
                       ----------      ----------      -----------     ----------      ----------      -----------
   Total net assets.   $2,087,251      $5,690,720      $12,380,469     $5,463,836      $4,468,812      $11,849,440
                       ==========      ==========      ===========     ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....      114,937         436,070          716,462        241,229         382,604          450,892
                       ==========      ==========      ===========     ==========      ==========      ===========
Cost of investments.   $2,079,274      $5,597,351      $14,005,798     $5,552,698      $4,662,921      $12,929,824
                       ==========      ==========      ===========     ==========      ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $    10.44      $    10.02      $     10.11     $    16.39      $    10.94      $     11.58
                       ==========      ==========      ===========     ==========      ==========      ===========
   Highest..........   $    11.32      $    11.47      $     10.97     $    21.50      $    11.87      $     12.57
                       ==========      ==========      ===========     ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                       Oppenheimer     Oppenheimer
                        Variable        Variable     Panorama Series    PIMCO        PIMCO       PIMCO
                      Account Funds   Account Funds    Fund, Inc.      Variable    Variable    Variable
                     (Service Shares (Service Shares (Service Shares  Insurance    Insurance   Insurance
                         ("SS"))         ("SS"))         ("SS"))        Trust        Trust       Trust
                       Sub-Account     Sub-Account     Sub-Account   Sub-Account  Sub-Account Sub-Account
                     --------------- --------------- --------------- ------------ ----------- -----------
                       Oppenheimer
                       Main Street     Oppenheimer     Oppenheimer   Foreign Bond
                        Small Cap        MidCap       International  (US Dollar-     Money    PIMCO Real
                        Fund (SS)       Fund (SS)      Growth (SS)     Hedged)      Market      Return
                     --------------- --------------- --------------- ------------ ----------- -----------
ASSETS
Investments at fair
  value.............   $30,900,928     $1,879,342      $2,413,220    $21,708,026  $51,558,010 $30,071,782
                       -----------     ----------      ----------    -----------  ----------- -----------
   Total assets.....   $30,900,928     $1,879,342      $2,413,220    $21,708,026  $51,558,010 $30,071,782
                       ===========     ==========      ==========    ===========  =========== ===========
NET ASSETS
Accumulation units..   $30,894,699     $1,879,342      $2,411,917    $21,692,509  $51,496,007 $30,071,782
Contracts in payout
  (annuitization)
  period............         6,229             --           1,303         15,517       62,003          --
                       -----------     ----------      ----------    -----------  ----------- -----------
   Total net assets.   $30,900,928     $1,879,342      $2,413,220    $21,708,026  $51,558,010 $30,071,782
                       ===========     ==========      ==========    ===========  =========== ===========
FUND SHARE
  INFORMATION
Number of shares....     2,163,931         52,569       1,411,240      2,251,870   51,558,010   2,417,346
                       ===========     ==========      ==========    ===========  =========== ===========
Cost of investments.   $32,640,429     $2,434,390      $2,163,607    $22,811,398  $51,558,010 $30,260,527
                       ===========     ==========      ==========    ===========  =========== ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     10.27     $     7.61      $    13.05    $     11.24  $      9.90 $     11.43
                       ===========     ==========      ==========    ===========  =========== ===========
   Highest..........   $     14.06     $     8.12      $    14.46    $     15.31  $     11.47 $     13.18
                       ===========     ==========      ==========    ===========  =========== ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                        PIMCO
                      Variable
                      Insurance        Premier      Putnam Variable Putnam Variable Rydex Variable Rydex Variable
                        Trust            VIT             Trust           Trust          Trust          Trust
                     Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                     ------------ ----------------- --------------- --------------- -------------- --------------
                                                                          VT
                                        NACM                         International     Rydex VT       Rydex VT
                     PIMCO Total      Small Cap                       Growth and       All-Cap       Nasdaq 100
                       Return     Portfolio Class I  VT High Yield      Income       Opportunity   Strategy Fund
                     ------------ ----------------- --------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value............. $110,332,235    $ 8,776,752      $5,574,805      $5,045,800      $3,039,594     $1,459,255
                     ------------    -----------      ----------      ----------      ----------     ----------
   Total assets..... $110,332,235    $ 8,776,752      $5,574,805      $5,045,800      $3,039,594     $1,459,255
                     ============    ===========      ==========      ==========      ==========     ==========
NET ASSETS
Accumulation units.. $110,298,586    $ 8,741,408      $5,574,805      $5,045,800      $3,039,594     $1,459,255
Contracts in payout
  (annuitization)
  period............       33,649         35,344              --              --              --             --
                     ------------    -----------      ----------      ----------      ----------     ----------
   Total net assets. $110,332,235    $ 8,776,752      $5,574,805      $5,045,800      $3,039,594     $1,459,255
                     ============    ===========      ==========      ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....   10,197,064        566,608         844,667         560,022         264,083         91,432
                     ============    ===========      ==========      ==========      ==========     ==========
Cost of investments. $106,353,012    $15,199,068      $5,827,379      $7,662,767      $3,254,926     $1,113,357
                     ============    ===========      ==========      ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest........... $      12.25    $      8.96      $    14.96      $    12.04      $    10.71     $     5.47
                     ============    ===========      ==========      ==========      ==========     ==========
   Highest.......... $      17.49    $     16.05      $    16.02      $    13.25      $    14.92     $     9.51
                     ============    ===========      ==========      ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                     T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price
                        Equity        Equity        Equity         Equity          Equity      International
                     Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II Series, Inc.
                      Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account
                     ------------- ------------- ------------- --------------- --------------- -------------
                     T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price
                        Equity        Mid-Cap     New America     Blue Chip        Equity      International
                        Income        Growth        Growth        Growth II       Income II        Stock
                     ------------- ------------- ------------- --------------- --------------- -------------
ASSETS
Investments at fair
  value.............  $18,606,257   $14,515,775   $3,142,788     $20,838,609     $33,423,971    $5,546,208
                      -----------   -----------   ----------     -----------     -----------    ----------
   Total assets.....  $18,606,257   $14,515,775   $3,142,788     $20,838,609     $33,423,971    $5,546,208
                      ===========   ===========   ==========     ===========     ===========    ==========
NET ASSETS
Accumulation units..  $18,586,689   $14,510,249   $3,142,788     $20,838,609     $33,423,971    $5,542,751
Contracts in payout
  (annuitization)
  period............       19,568         5,526           --              --              --         3,457
                      -----------   -----------   ----------     -----------     -----------    ----------
   Total net assets.  $18,606,257   $14,515,775   $3,142,788     $20,838,609     $33,423,971    $5,546,208
                      ===========   ===========   ==========     ===========     ===========    ==========
FUND SHARE
  INFORMATION
Number of shares....    1,054,179       718,247      164,458       2,193,538       1,898,011       452,014
                      ===========   ===========   ==========     ===========     ===========    ==========
Cost of investments.  $21,338,714   $13,834,067   $2,901,909     $20,210,374     $40,065,338    $5,989,925
                      ===========   ===========   ==========     ===========     ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $     12.76   $     13.79   $     8.55     $      9.54     $      9.68    $     8.37
                      ===========   ===========   ==========     ===========     ===========    ==========
   Highest..........  $     14.35   $     21.48   $    11.04     $     10.35     $     10.50    $    11.86
                      ===========   ===========   ==========     ===========     ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                              The Universal   The Universal
                     The Universal The Universal The Universal The Universal  Institutional   Institutional
                     Institutional Institutional Institutional Institutional   Funds, Inc.     Funds, Inc.
                      Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)      (Class II)
                      Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                     ------------- ------------- ------------- -------------- -------------- ----------------
                      Van Kampen    Van Kampen    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen UIF
                      UIF Capital    UIF High     UIF Mid Cap   U.S. Mid Cap  Capital Growth U.S. Real Estate
                        Growth         Yield        Growth         Value        (Class II)      (Class II)
                     ------------- ------------- ------------- -------------- -------------- ----------------
ASSETS
Investments at fair
  value.............  $14,687,929   $3,961,834    $3,776,734    $22,531,372     $2,392,655     $18,529,737
                      -----------   ----------    ----------    -----------     ----------     -----------
   Total assets.....  $14,687,929   $3,961,834    $3,776,734    $22,531,372     $2,392,655     $18,529,737
                      ===========   ==========    ==========    ===========     ==========     ===========
NET ASSETS
Accumulation units..  $14,665,352   $3,941,972    $3,768,621    $22,514,095     $2,392,655     $18,529,737
Contracts in payout
  (annuitization)
  period............       22,577       19,862         8,113         17,277             --              --
                      -----------   ----------    ----------    -----------     ----------     -----------
   Total net assets.  $14,687,929   $3,961,834    $3,776,734    $22,531,372     $2,392,655     $18,529,737
                      ===========   ==========    ==========    ===========     ==========     ===========
FUND SHARE
  INFORMATION
Number of shares....      870,654      336,033       412,307      2,133,653        143,876       1,832,813
                      ===========   ==========    ==========    ===========     ==========     ===========
Cost of investments.  $11,467,813   $9,404,256    $3,909,864    $30,343,480     $1,999,338     $27,825,105
                      ===========   ==========    ==========    ===========     ==========     ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $     11.88   $    12.04    $    12.08    $     12.07     $    10.91     $     11.71
                      ===========   ==========    ==========    ===========     ==========     ===========
   Highest..........  $     12.44   $    13.60    $    12.33    $     15.68     $    11.84     $     16.96
                      ===========   ==========    ==========    ===========     ==========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                                            Van Kampen  Van Kampen  Van Kampen
                                                                               Life        Life        Life
                            Van Eck            Van Eck          Van Eck     Investment  Investment  Investment
                           Worldwide          Worldwide        Worldwide       Trust       Trust       Trust
                        Insurance Trust    Insurance Trust  Insurance Trust (Class II)  (Class II)  (Class II)
                          Sub-Account        Sub-Account      Sub-Account   Sub-Account Sub-Account Sub-Account
                     --------------------- ---------------- --------------- ----------- ----------- -----------
                            Van Eck                                                         LIT
                           Worldwide           Van Eck          Van Eck         LIT     Growth and    LIT Mid
                           Multi-Mgr          Worldwide        Worldwide    Government    Income    Cap Growth
                     Alternative-(Class I) Emerging Markets   Hard Assets   (Class II)  (Class II)  (Class II)
                     --------------------- ---------------- --------------- ----------- ----------- -----------
ASSETS
Investments at fair
  value.............      $2,316,057         $ 9,126,400      $11,653,773   $8,876,604  $38,997,827 $7,211,211
                          ----------         -----------      -----------   ----------  ----------- ----------
   Total assets.....      $2,316,057         $ 9,126,400      $11,653,773   $8,876,604  $38,997,827 $7,211,211
                          ==========         ===========      ===========   ==========  =========== ==========
NET ASSETS
Accumulation units..      $2,316,057         $ 9,126,400      $11,653,773   $8,855,502  $38,970,491 $7,211,211
Contracts in payout
  (annuitization)
  period............              --                  --               --       21,102       27,336         --
                          ----------         -----------      -----------   ----------  ----------- ----------
   Total net assets.      $2,316,057         $ 9,126,400      $11,653,773   $8,876,604  $38,997,827 $7,211,211
                          ==========         ===========      ===========   ==========  =========== ==========
FUND SHARE
  INFORMATION
Number of shares....         240,006             813,405          398,283    1,011,003    2,379,367  2,260,568
                          ==========         ===========      ===========   ==========  =========== ==========
Cost of investments.      $2,335,841         $12,514,496      $11,054,009   $9,211,413  $42,973,101 $8,500,889
                          ==========         ===========      ===========   ==========  =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........      $     9.57         $     19.83      $     24.99   $    10.24  $     10.48 $    10.91
                          ==========         ===========      ===========   ==========  =========== ==========
   Highest..........      $    10.39         $     21.52      $     27.11   $    11.11  $     11.96 $    11.95
                          ==========         ===========      ===========   ==========  =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2009
--------------------------------------------------------------------------------

                                                Wells Fargo    Wells Fargo
                                               Variable Trust Variable Trust
                                                Sub-Account    Sub-Account
                                               -------------- --------------
                                                Wells Fargo    Wells Fargo
                                                VT Advantage   VT Advantage
                                                 Discovery     Opportunity
                                               -------------- --------------
   ASSETS
   Investments at fair value..................   $3,902,936    $ 8,909,503
                                                 ----------    -----------
      Total assets............................   $3,902,936    $ 8,909,503
                                                 ==========    ===========
   NET ASSETS
   Accumulation units.........................   $3,898,296    $ 8,902,590
   Contracts in payout (annuitization) period.        4,640          6,913
                                                 ----------    -----------
      Total net assets........................   $3,902,936    $ 8,909,503
                                                 ==========    ===========
   FUND SHARE INFORMATION
   Number of shares...........................      248,595        593,571
                                                 ==========    ===========
   Cost of investments........................   $3,497,069    $11,915,355
                                                 ==========    ===========
   ACCUMULATION UNIT VALUE
      Lowest..................................   $    11.65    $     10.83
                                                 ==========    ===========
      Highest.................................   $    11.96    $     11.12
                                                 ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                             AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                              Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                                Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                             Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ------------ ------------ --------------- --------------- --------------- ---------------
                                           AIM V. I.                      AIM V. I.                       AIM V. I.
                              AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                             Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                             ------------ ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $   159,716    $  3,147     $    67,691      $   4,473      $   73,942      $   98,247
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (140,499)     (7,109)        (85,237)       (24,269)        (70,799)       (142,100)
   Administrative
     expense................     (10,068)       (481)         (5,928)        (1,646)         (4,914)         (9,763)
                             -----------    --------     -----------      ---------      ----------      ----------
   Net investment income
     (loss).................       9,149      (4,443)        (23,474)       (21,442)         (1,771)        (53,616)
                             -----------    --------     -----------      ---------      ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   2,872,817      70,878       1,800,707        314,722       1,607,046       2,380,515
   Cost of investments
     sold...................   5,137,505     105,192       3,186,860        450,191       1,869,162       3,231,012
                             -----------    --------     -----------      ---------      ----------      ----------
   Realized gains (losses)
     on fund shares.........  (2,264,688)    (34,314)     (1,386,153)      (135,469)       (262,116)       (850,497)
Realized gain
  distributions.............          --          --              --             --              --         123,834
                             -----------    --------     -----------      ---------      ----------      ----------
   Net realized gains
     (losses)...............  (2,264,688)    (34,314)     (1,386,153)      (135,469)       (262,116)       (726,663)
Change in unrealized gains
  (losses)..................   6,073,371     123,767       3,644,515        431,836       1,427,294       3,192,666
                             -----------    --------     -----------      ---------      ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   3,808,683      89,453       2,258,362        296,367       1,165,178       2,466,003
                             -----------    --------     -----------      ---------      ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................ $ 3,817,832    $ 85,010     $ 2,234,888      $ 274,925      $1,163,407      $2,412,387
                             ===========    ========     ===========      =========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                                     The Alger
                               The Alger     The Alger     The Alger     The Alger     The Alger   American Fund
                             American Fund American Fund American Fund American Fund American Fund (Series - S)
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -------------
                                               Alger         Alger         Alger         Alger
                             Alger Capital   Growth &      LargeCap       MidCap       SmallCap    Alger Capital
                             Appreciation     Income        Growth        Growth        Growth     Appreciation
                             Class I-2 (a) Class I-2 (b) Class I-2 (c) Class I-2 (d) Class I-2 (e)  Class S (f)
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $       --    $  155,173    $   51,709    $        --   $       --    $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (154,747)      (85,543)     (108,255)      (204,546)    (124,746)      (49,525)
   Administrative
     expense................     (11,459)       (6,564)       (8,320)       (14,938)      (9,414)       (3,407)
                              ----------    ----------    ----------    -----------   ----------    ----------
   Net investment income
     (loss).................    (166,206)       63,066       (64,866)      (219,484)    (134,160)      (52,932)
                              ----------    ----------    ----------    -----------   ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   2,359,700     1,356,989     1,713,774      3,229,079    2,020,862     1,113,458
   Cost of investments
     sold...................   2,357,259     1,878,174     2,324,242      6,692,142    2,250,568     1,377,129
                              ----------    ----------    ----------    -----------   ----------    ----------
   Realized gains (losses)
     on fund shares.........       2,441      (521,185)     (610,468)    (3,463,063)    (229,706)     (263,671)
Realized gain
  distributions.............          --            --            --             --           --            --
                              ----------    ----------    ----------    -----------   ----------    ----------
   Net realized gains
     (losses)...............       2,441      (521,185)     (610,468)    (3,463,063)    (229,706)     (263,671)
Change in unrealized gains
  (losses)..................   4,524,954     2,093,926     3,567,543      9,419,593    3,621,581     1,618,571
                              ----------    ----------    ----------    -----------   ----------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   4,527,395     1,572,741     2,957,075      5,956,530    3,391,875     1,354,900
                              ----------    ----------    ----------    -----------   ----------    ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $4,361,189    $1,635,807    $2,892,209    $ 5,737,046   $3,257,715    $1,301,968
                              ==========    ==========    ==========    ===========   ==========    ==========

--------
(a)Previously known as Alger American Capital Appreciation Portfolio - Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American LargeCap Growth - Class O
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                             DWS         DWS
                                                         Investment  Investment
                               The Alger     The Alger    Variable    Variable
                             American Fund American Fund  Insurance   Insurance         DWS                DWS
                             (Series - S)  (Series - S)  Trust Funds Trust Funds Variable Series I  Variable Series I
                              Sub-Account   Sub-Account  Sub-Account Sub-Account    Sub-Account        Sub-Account
                             ------------- ------------- ----------- ----------- ----------------- -------------------
                                 Alger         Alger
                               LargeCap       MidCap         DWS         DWS                               DWS
                                Growth        Growth     Equity 500   Small Cap         DWS              Global
                              Class S (g)   Class S (h)  Index VIP B Index VIP B    Bond VIP A     Opportunities VIP A
                             ------------- ------------- ----------- ----------- ----------------- -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $   47,587    $        --   $  70,603   $   9,962     $  658,545         $  107,373
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (113,875)      (113,540)    (36,134)     (8,681)      (106,499)           (93,305)
   Administrative
     expense................      (8,130)        (7,721)     (2,553)       (628)        (8,295)            (6,381)
                              ----------    -----------   ---------   ---------     ----------         ----------
   Net investment
     income (loss)..........     (74,418)      (121,261)     31,916         653        543,751              7,687
                              ----------    -----------   ---------   ---------     ----------         ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................   2,444,820      1,927,888     525,806     224,739      2,395,035          1,057,663
   Cost of investments
     sold...................   2,825,637      4,092,990     630,078     345,252      2,972,784          1,546,904
                              ----------    -----------   ---------   ---------     ----------         ----------
   Realized gains (losses)
     on fund shares.........    (380,817)    (2,165,102)   (104,272)   (120,513)      (577,749)          (489,241)
Realized gain
  distributions.............          --             --          --      42,902             --                 --
                              ----------    -----------   ---------   ---------     ----------         ----------
   Net realized gains
     (losses)...............    (380,817)    (2,165,102)   (104,272)    (77,611)      (577,749)          (489,241)
Change in unrealized gains
  (losses)..................   3,424,116      5,353,631     718,544     202,818        662,862          2,919,367
                              ----------    -----------   ---------   ---------     ----------         ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   3,043,299      3,188,529     614,272     125,207         85,113          2,430,126
                              ----------    -----------   ---------   ---------     ----------         ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $2,968,881    $ 3,067,268   $ 646,188   $ 125,860     $  628,864         $2,437,813
                              ==========    ===========   =========   =========     ==========         ==========

--------
(g)Previously known as Alger American LargeCap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                       Federated      Federated    Federated
                                   DWS                DWS                DWS           Insurance      Insurance    Insurance
                            Variable Series I  Variable Series I  Variable Series II     Series        Series       Series
                               Sub-Account        Sub-Account        Sub-Account      Sub-Account    Sub-Account  Sub-Account
                            ----------------- ------------------- ------------------ -------------- ------------- -----------
                                                                                                      Federated    Federated
                                   DWS                                                 Federated    Fund for U.S.    High
                               Growth and             DWS                DWS            Capital      Government   Income Bond
                              Income VIP A    International VIP A   Balanced VIP A   Income Fund II Securities II   Fund II
                            ----------------- ------------------- ------------------ -------------- ------------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................     $  28,112         $  155,729          $  211,830       $  242,783    $1,327,400   $ 1,661,129
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk..........       (20,608)           (46,358)            (72,260)         (55,145)     (361,402)     (202,112)
    Administrative
     expense...............        (1,416)            (3,141)             (6,235)          (4,580)      (27,069)      (15,660)
                                ---------         ----------          ----------       ----------    ----------   -----------
    Net investment
     income (loss).........         6,088            106,230             133,335          183,058       938,929     1,443,357
                                ---------         ----------          ----------       ----------    ----------   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales.................       326,594          1,470,329           1,668,973          904,187     8,102,321     4,208,791
    Cost of investments
     sold..................       517,218          2,152,751           2,006,125        1,108,799     8,134,125     5,326,401
                                ---------         ----------          ----------       ----------    ----------   -----------
    Realized gains
     (losses) on fund
     shares................      (190,624)          (682,422)           (337,152)        (204,612)      (31,804)   (1,117,610)
Realized gain
 distributions.............            --                 --                  --               --            --            --
                                ---------         ----------          ----------       ----------    ----------   -----------
    Net realized gains
     (losses)..............      (190,624)          (682,422)           (337,152)        (204,612)      (31,804)   (1,117,610)
Change in unrealized
 gains (losses)............       578,972          1,476,205           1,243,775          962,960        16,758     5,537,892
                                ---------         ----------          ----------       ----------    ----------   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........       388,348            793,783             906,623          758,348       (15,046)    4,420,282
                                ---------         ----------          ----------       ----------    ----------   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS................     $ 394,436         $  900,013          $1,039,958       $  941,406    $  923,883   $ 5,863,639
                                =========         ==========          ==========       ==========    ==========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                               Fidelity      Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                               Variable      Variable      Variable      Variable      Variable      Variable
                               Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                             Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP Asset        VIP           VIP                                    VIP Money
                                Manager     Contrafund   Equity-Income  VIP Growth   VIP Index 500    Market
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  167,676    $   579,893   $   493,726   $    72,842   $   661,301   $   402,492
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (98,544)      (579,268)     (294,498)     (226,614)     (369,067)     (725,522)
   Administrative
     expense................      (8,867)       (45,914)      (26,986)      (19,455)      (28,225)      (56,852)
                              ----------    -----------   -----------   -----------   -----------   -----------
   Net investment income
     (loss).................      60,265        (45,289)      172,242      (173,227)      264,009      (379,882)
                              ----------    -----------   -----------   -----------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   1,825,578      6,762,955     4,897,346     3,327,869     5,847,915    35,797,405
   Cost of investments
     sold...................   2,361,686     10,266,565     8,126,957     4,882,819     7,758,693    35,797,405
                              ----------    -----------   -----------   -----------   -----------   -----------
   Realized gains (losses)
     on fund shares.........    (536,108)    (3,503,610)   (3,229,611)   (1,554,950)   (1,910,778)           --
Realized gain
  distributions.............      11,682         11,519            --        14,402       608,888            --
                              ----------    -----------   -----------   -----------   -----------   -----------
   Net realized gains
     (losses)...............    (524,426)    (3,492,091)   (3,229,611)   (1,540,548)   (1,301,890)           --
Change in unrealized gains
  (losses)..................   2,250,693     15,828,032     8,550,231     5,646,060     6,779,141            --
                              ----------    -----------   -----------   -----------   -----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   1,726,267     12,335,941     5,320,620     4,105,512     5,477,251            --
                              ----------    -----------   -----------   -----------   -----------   -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $1,786,532    $12,290,652   $ 5,492,862   $ 3,932,285   $ 5,741,260   $  (379,882)
                              ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                              Fidelity          Fidelity          Fidelity          Fidelity
                              Fidelity        Variable          Variable          Variable          Variable
                              Variable        Insurance         Insurance         Insurance         Insurance
                              Insurance     Products Fund     Products Fund     Products Fund     Products Fund
                            Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP Asset                              VIP
                                 VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth
                              Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   256,442     $   88,763        $   272,274       $   408,093       $   20,262
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................     (167,582)       (60,758)          (346,951)         (295,949)        (145,462)
   Administrative
     expense...............      (13,297)        (4,138)           (23,829)          (20,435)         (10,316)
                             -----------     ----------        -----------       -----------       ----------
   Net investment
     income (loss).........       75,563         23,867            (98,506)           91,709         (135,516)
                             -----------     ----------        -----------       -----------       ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales.................    2,386,957      1,226,334          5,480,943         4,574,574        2,131,727
   Cost of investments
     sold..................    3,471,725      1,638,033          9,440,822         7,591,014        2,748,149
                             -----------     ----------        -----------       -----------       ----------
   Realized gains
     (losses) on fund
     shares................   (1,084,768)      (411,699)        (3,959,879)       (3,016,440)        (616,422)
Realized gain
  distributions............       38,755          6,981              6,566                --            9,017
                             -----------     ----------        -----------       -----------       ----------
   Net realized gains
     (losses)..............   (1,046,013)      (404,718)        (3,953,313)       (3,016,440)        (607,405)
Change in unrealized gains
  (losses).................    3,644,222      1,338,221         10,820,626         8,026,073        3,145,463
                             -----------     ----------        -----------       -----------       ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    2,598,209        933,503          6,867,313         5,009,633        2,538,058
                             -----------     ----------        -----------       -----------       ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $ 2,673,772     $  957,370        $ 6,768,807       $ 5,101,342       $2,402,542
                             ===========     ==========        ===========       ===========       ==========

                                Fidelity
                                Variable
                                Insurance
                              Products Fund
                            (Service Class 2)
                               Sub-Account
                            -----------------

                              VIP Index 500
                            (Service Class 2)
                            -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $   615,913
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................       (390,537)
   Administrative
     expense...............        (26,892)
                               -----------
   Net investment
     income (loss).........        198,484
                               -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales.................      5,884,167
   Cost of investments
     sold..................      7,850,568
                               -----------
   Realized gains
     (losses) on fund
     shares................     (1,966,401)
Realized gain
  distributions............        605,533
                               -----------
   Net realized gains
     (losses)..............     (1,360,868)
Change in unrealized gains
  (losses).................      7,126,622
                               -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      5,765,754
                               -----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $ 5,964,238
                               ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------


                                  Fidelity          Fidelity          Fidelity
                                  Variable          Variable          Variable
                                  Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                                Products Fund     Products Fund     Products Fund      Variable        Variable
                              (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust
                                 Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account
                              ----------------- ----------------- ----------------- --------------- ---------------
                                                                                          VIT             VIT
                               VIP Investment       VIP Money                          Strategic      Structured
                                 Grade Bond          Market         VIP Overseas     International       Small
                              (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity
                              ----------------- ----------------- ----------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $ 3,373,292       $   268,033       $   442,874       $  37,026       $  17,810
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (568,480)         (797,083)         (338,737)        (26,382)        (19,852)
    Administrative
     expense.................        (39,606)          (54,578)          (23,614)         (1,942)         (1,449)
                                 -----------       -----------       -----------       ---------       ---------
    Net investment
     income (loss)...........      2,765,206          (583,628)           80,523           8,702          (3,491)
                                 -----------       -----------       -----------       ---------       ---------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................      9,895,447        25,852,217         6,090,273         366,491         397,530
    Cost of investments
     sold....................     10,437,244        25,852,217         9,463,097         574,431         680,217
                                 -----------       -----------       -----------       ---------       ---------
    Realized gains
     (losses) on fund
     shares..................       (541,797)               --        (3,372,824)       (207,940)       (282,687)
Realized gain
 distributions...............        159,279                --            75,410              --              --
                                 -----------       -----------       -----------       ---------       ---------
    Net realized gains
     (losses)................       (382,518)               --        (3,297,414)       (207,940)       (282,687)
Change in unrealized gains
 (losses)....................      2,610,683                --         8,521,126         668,827         626,288
                                 -----------       -----------       -----------       ---------       ---------
    Net realized and
     unrealized gains
     (losses) on
     investments.............      2,228,165                --         5,223,712         460,887         343,601
                                 -----------       -----------       -----------       ---------       ---------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $ 4,993,371       $  (583,628)      $ 5,304,235       $ 469,589       $ 340,110
                                 ===========       ===========       ===========       =========       =========



                                J.P. Morgan
                              Series Trust II
                                Sub-Account
                              ----------------
                                JPMorgan IT
                                   Small
                                  Cap Core
                              Portfolio (i)(j)
                              ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   3,935
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................      (15,644)
    Administrative
     expense.................       (1,147)
                                 ---------
    Net investment
     income (loss)...........      (12,856)
                                 ---------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................      223,445
    Cost of investments
     sold....................      290,627
                                 ---------
    Realized gains
     (losses) on fund
     shares..................      (67,182)
Realized gain
 distributions...............           --
                                 ---------
    Net realized gains
     (losses)................      (67,182)
Change in unrealized gains
 (losses)....................     (318,559)
                                 ---------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (385,741)
                                 ---------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(398,597)
                                 =========

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                   J.P. Morgan   Janus Aspen  Janus Aspen    Janus Aspen  Janus Aspen  Janus Aspen
                                 Series Trust II   Series        Series        Series       Series       Series
                                   Sub-Account   Sub-Account  Sub-Account    Sub-Account  Sub-Account  Sub-Account
                                 --------------- ----------- -------------- ------------- ----------- -------------
                                      Small                                                  Forty        Janus
                                 Company (i)(k)   Balanced   Enterprise (l) Flexible Bond  Portfolio  Portfolio (m)
                                 --------------- ----------- -------------- ------------- ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................   $    8,393    $  942,944   $        --    $  729,072   $    1,723   $    74,816
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................       (6,192)     (425,779)     (210,838)     (230,249)     (64,065)     (184,633)
   Administrative expense.......         (454)      (35,873)      (17,993)      (17,502)      (4,498)      (16,816)
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Net investment income
     (loss).....................        1,747       481,292      (228,831)      481,321      (66,840)     (126,633)
                                   ----------    ----------   -----------    ----------   ----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........    2,468,733     6,612,312     2,870,363     3,854,642    1,249,317     2,874,377
   Cost of investments sold.....    2,569,075     6,597,584     4,121,226     3,797,637    1,406,816     3,989,725
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Realized gains (losses) on
     fund shares................     (100,342)       14,728    (1,250,863)       57,005     (157,499)   (1,115,348)
Realized gain distributions.....       25,521     1,216,289            --        14,373           --            --
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Net realized gains (losses)..      (74,821)    1,231,017    (1,250,863)       71,378     (157,499)   (1,115,348)
Change in unrealized
  gains (losses)................      768,131     5,083,769     7,103,955     1,239,476    1,818,971     5,423,321
                                   ----------    ----------   -----------    ----------   ----------   -----------
   Net realized and unrealized
     gains (losses) on
     investments................      693,310     6,314,786     5,853,092     1,310,854    1,661,472     4,307,973
                                   ----------    ----------   -----------    ----------   ----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................   $  695,057    $6,796,078   $ 5,624,261    $1,792,175   $1,594,632   $ 4,181,340
                                   ==========    ==========   ===========    ==========   ==========   ===========

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(l)Previously known as Mid Cap Growth
(m)Previously known as Large Cap Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                            Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                             Janus Aspen       Series           Series           Series           Series           Series
                               Series     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                             Sub-Account    Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                 INTECH
                                                                              Risk-Managed                    Perkins Mid Cap
                                              Balanced     Forty Portfolio   Core Portfolio      Overseas     Value Portfolio
                                              (Service         (Service         (Service         (Service         (Service
                            Worldwide (n)     Shares)          Shares)          Shares)        Shares) (o)      Shares) (p)
                            ------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   201,805     $  243,910       $      760       $   34,888      $    33,467      $    53,106
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (189,154)      (130,105)         (83,641)         (45,453)        (115,503)        (231,197)
   Administrative
     expense...............      (17,473)        (8,933)          (5,683)          (3,106)          (8,230)         (15,839)
                             -----------     ----------       ----------       ----------      -----------      -----------
   Net investment
     income (loss).........       (4,822)       104,872          (88,564)         (13,671)         (90,266)        (193,930)
                             -----------     ----------       ----------       ----------      -----------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    2,890,484      1,755,940        1,619,635          832,874        2,209,320        4,006,933
   Cost of investments
     sold..................    4,118,860      1,862,817        1,943,723        1,319,420        3,640,497        5,278,984
                             -----------     ----------       ----------       ----------      -----------      -----------
   Realized gains
     (losses) on fund
     shares................   (1,228,376)      (106,877)        (324,088)        (486,546)      (1,431,177)      (1,272,051)
Realized gain
  distributions............           --        322,040               --               --          223,113          427,929
                             -----------     ----------       ----------       ----------      -----------      -----------
   Net realized gains
     (losses)..............   (1,228,376)       215,163         (324,088)        (486,546)      (1,208,064)        (844,122)
Change in unrealized
  gains (losses)...........    5,615,187      1,614,436        2,365,707        1,065,211        5,531,968        5,245,991
                             -----------     ----------       ----------       ----------      -----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    4,386,811      1,829,599        2,041,619          578,665        4,323,904        4,401,869
                             -----------     ----------       ----------       ----------      -----------      -----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $ 4,381,989     $1,934,471       $1,953,055       $  564,994      $ 4,233,638      $ 4,207,939
                             ===========     ==========       ==========       ==========      ===========      ===========

--------
(n)Previously known as Worldwide Growth
(o)Previously known as International Growth (Service Shares)
(p)Previously known as Mid Cap Value (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                             Legg Mason       Legg Mason
                                Janus Aspen      Janus Aspen       Lazard       Lazard        Partners         Partners
                                   Series           Series       Retirement   Retirement      Variable         Variable
                              (Service Shares) (Service Shares) Series, Inc. Series, Inc.   Income Trust     Income Trust
                                Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account     Sub-Account
                              ---------------- ---------------- ------------ ------------- --------------- ----------------
                                                                                             Legg Mason       Legg Mason
                                  Perkins                                                    ClearBridge    Western Asset
                               Small Company                                                  Variable     Variable Global
                              Value Portfolio     Worldwide       Emerging                   Fundamental      High Yield
                                  (Service         (Service       Markets    International      Value            Bond
                               Shares) (q)(r)    Shares) (s)       Equity       Equity     Portfolio I (t) Portfolio II (u)
                              ---------------- ---------------- ------------ ------------- --------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $        --        $ 17,439      $  185,458    $  31,786     $   75,661      $ 1,584,600
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................       (15,572)        (19,408)        (91,549)     (17,637)       (80,684)        (255,231)
   Administrative
     expense.................        (1,080)         (1,388)         (6,594)      (1,283)        (5,716)         (17,597)
                                -----------        --------      ----------    ---------     ----------      -----------
   Net investment income
     (loss)..................       (16,652)         (3,357)         87,315       12,866        (10,739)       1,311,772
                                -----------        --------      ----------    ---------     ----------      -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......     3,862,846         411,934       1,669,341      451,605      1,236,365        5,866,625
   Cost of investments
     sold....................     6,225,546         498,123       2,133,971      607,502      1,994,477        8,131,381
                                -----------        --------      ----------    ---------     ----------      -----------
   Realized gains (losses)
     on fund shares..........    (2,362,700)        (86,189)       (464,630)    (155,897)      (758,112)      (2,264,756)
Realized gain distributions..            --              --              --           --             --               --
                                -----------        --------      ----------    ---------     ----------      -----------
   Net realized gains
     (losses)................    (2,362,700)        (86,189)       (464,630)    (155,897)      (758,112)      (2,264,756)
Change in unrealized gains
  (losses)...................     2,145,944         504,899       3,716,472      373,365      2,166,617        8,188,402
                                -----------        --------      ----------    ---------     ----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............      (216,756)        418,710       3,251,842      217,468      1,408,505        5,923,646
                                -----------        --------      ----------    ---------     ----------      -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $  (233,408)       $415,353      $3,339,157    $ 230,334     $1,397,766      $ 7,235,418
                                ===========        ========      ==========    =========     ==========      ===========

--------
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio
(u)Previously known as Legg Mason Variable Global High Yield Bond II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                    Legg Mason         MFS         MFS         MFS         MFS         MFS
                                     Partners       Variable    Variable    Variable    Variable     Variable
                                     Variable       Insurance   Insurance   Insurance   Insurance   Insurance
                                 Portfolios I, Inc    Trust       Trust       Trust       Trust       Trust
                                    Sub-Account    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                 ----------------- ----------- ----------- ----------- ----------- ------------
                                    Legg Mason
                                    ClearBridge
                                     Variable                      MFS
                                     Investors         MFS      Investors    MFS New       MFS         MFS
                                  Portfolio I (v)    Growth       Trust     Discovery   Research   Total Return
                                 ----------------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................    $  150,078     $   13,032   $  57,091  $       --   $ 24,714   $   650,622
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................      (113,542)       (57,651)    (51,452)    (93,059)   (23,652)     (234,636)
   Administrative expense.......        (8,064)        (3,932)     (3,488)     (6,310)    (1,702)      (16,670)
                                    ----------     ----------   ---------  ----------   --------   -----------
   Net investment income
     (loss).....................        28,472        (48,551)      2,151     (99,369)      (640)      399,316
                                    ----------     ----------   ---------  ----------   --------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........     2,061,916      1,573,876     815,844   1,171,681    290,595     3,970,593
   Cost of investments
     sold.......................     2,806,857      1,870,942     978,080   1,569,942    345,574     4,988,966
                                    ----------     ----------   ---------  ----------   --------   -----------
   Realized gains (losses) on
     fund shares................      (744,941)      (297,066)   (162,236)   (398,261)   (54,979)   (1,018,373)
Realized gain distributions.....            --             --          --          --         --            --
                                    ----------     ----------   ---------  ----------   --------   -----------
   Net realized gains
     (losses)...................      (744,941)      (297,066)   (162,236)   (398,261)   (54,979)   (1,018,373)
Change in unrealized gains
  (losses)......................     2,321,511      1,540,317     940,500   3,511,393    494,778     3,055,119
                                    ----------     ----------   ---------  ----------   --------   -----------
   Net realized and unrealized
     gains (losses) on
     investments................     1,576,570      1,243,251     778,264   3,113,132    439,799     2,036,746
                                    ----------     ----------   ---------  ----------   --------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................    $1,605,042     $1,194,700   $ 780,415  $3,013,763   $439,159   $ 2,436,062
                                    ==========     ==========   =========  ==========   ========   ===========

--------
(v)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                    MFS             MFS             MFS             MFS             MFS             MFS
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                   Trust           Trust           Trust           Trust           Trust           Trust
                              (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------- --------------- --------------- --------------- --------------- ---------------
                                                    MFS
                                    MFS          Investor           MFS             MFS             MFS             MFS
                                High Income    Growth Stock   Investors Trust  New Discovery   Total Return      Utilities
                              (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                              --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $  519,869      $   43,260       $  24,558      $       --      $  386,873      $  239,458
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (91,289)       (139,681)        (27,520)        (64,700)       (169,322)        (71,396)
   Administrative
     expense.................       (6,233)         (9,714)         (1,848)         (4,523)        (11,548)         (5,059)
                                ----------      ----------       ---------      ----------      ----------      ----------
   Net investment income
     (loss)..................      422,347        (106,135)         (4,810)        (69,223)        206,003         163,003
                                ----------      ----------       ---------      ----------      ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    1,945,097       2,822,095         504,331       1,478,983       1,861,987       1,828,163
   Cost of investments
     sold....................    2,650,943       3,448,309         622,528       2,048,272       2,416,699       2,303,019
                                ----------      ----------       ---------      ----------      ----------      ----------
   Realized gains (losses)
     on fund shares..........     (705,846)       (626,214)       (118,197)       (569,289)       (554,712)       (474,856)
Realized gain distributions..           --              --              --              --              --              --
                                ----------      ----------       ---------      ----------      ----------      ----------
   Net realized gains
     (losses)................     (705,846)       (626,214)       (118,197)       (569,289)       (554,712)       (474,856)
Change in unrealized gains
  (losses)...................    2,472,687       3,740,008         549,774       2,737,803       2,075,819       1,661,338
                                ----------      ----------       ---------      ----------      ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    1,766,841       3,113,794         431,577       2,168,514       1,521,107       1,186,482
                                ----------      ----------       ---------      ----------      ----------      ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $2,189,188      $3,007,659       $ 426,767      $2,099,291      $1,727,110      $1,349,485
                                ==========      ==========       =========      ==========      ==========      ==========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                   MFS         Oppenheimer     Oppenheimer     Oppenheimer
                                Variable        Variable        Variable        Variable     Panorama Series    PIMCO
                                Insurance     Account Funds   Account Funds   Account Funds    Fund, Inc.      Variable
                                  Trust      (Service Shares (Service Shares (Service Shares (Service Shares  Insurance
                             (Service Class)     ("SS"))         ("SS"))         ("SS"))         ("SS"))        Trust
                               Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account
                             --------------- --------------- --------------- --------------- --------------- ------------
                                                               Oppenheimer
                                   MFS         Oppenheimer     Main Street     Oppenheimer     Oppenheimer   Foreign Bond
                                  Value          Global         Small Cap      MidCap Fund    International  (US Dollar-
                             (Service Class) Securities (SS)    Fund (SS)         (SS)         Growth (SS)     Hedged)
                             --------------- --------------- --------------- --------------- --------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................   $   54,312      $   204,129     $   177,882      $      --       $ 24,054      $  686,825
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (61,079)        (156,042)       (397,297)       (23,850)       (28,726)       (291,182)
   Administrative
     expense................       (4,266)         (10,547)        (27,608)        (1,636)        (2,512)        (20,864)
                               ----------      -----------     -----------      ---------       --------      ----------
   Net investment income
     (loss).................      (11,033)          37,540        (247,023)       (25,486)        (7,184)        374,779
                               ----------      -----------     -----------      ---------       --------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    1,543,819        3,060,218       6,206,727        366,230        528,745       6,410,574
   Cost of investments
     sold...................    1,997,761        4,261,918       8,641,275        604,823        613,428       6,565,348
                               ----------      -----------     -----------      ---------       --------      ----------
   Realized gains (losses)
     on fund shares.........     (453,942)      (1,201,700)     (2,434,548)      (238,593)       (84,683)       (154,774)
Realized gain distributions.           --          226,365              --             --             --       2,163,679
                               ----------      -----------     -----------      ---------       --------      ----------
   Net realized gains
     (losses)...............     (453,942)        (975,335)     (2,434,548)      (238,593)       (84,683)      2,008,905
Change in unrealized gains
  (losses)..................    1,201,041        4,250,512      10,732,269        701,845        747,016         198,579
                               ----------      -----------     -----------      ---------       --------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............      747,099        3,275,177       8,297,721        463,252        662,333       2,207,484
                               ----------      -----------     -----------      ---------       --------      ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................   $  736,066      $ 3,312,717     $ 8,050,698      $ 437,766       $655,149      $2,582,263
                               ==========      ===========     ===========      =========       ========      ==========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                    PIMCO        PIMCO       PIMCO         PIMCO
                                  Variable     Variable     Variable     Variable
                                  Insurance    Insurance   Insurance     Insurance     Premier      Premier
                                    Trust        Trust       Trust         Trust         VIT          VIT
                                 Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                 -----------  ----------- ------------ ------------- -----------  ------------
                                                                       StocksPLUS(R)    NACM
                                                                        Growth and    Small Cap
                                    Money        PIMCO       PIMCO        Income      Portfolio      OpCap
                                   Market     Real Return Total Return Portfolio (w) Class I (x)  Balanced (k)
                                 -----------  ----------- ------------ ------------- -----------  ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $    62,119  $  890,060  $ 5,557,809   $   151,575  $     4,255  $   431,465
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................    (796,181)   (432,855)  (1,507,435)      (20,855)    (116,130)     (45,317)
   Administrative expense.......     (55,563)    (29,695)    (108,628)       (1,509)      (8,311)      (3,241)
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Net investment income
     (loss).....................    (789,625)    427,510    3,941,746       129,211     (120,186)     382,907
                                 -----------  ----------  -----------   -----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  26,910,392   8,845,433   24,094,758     3,187,055    1,975,606   11,468,958
   Cost of investments
     sold.......................  26,910,392   9,302,274   23,376,496     5,137,321    4,200,285   20,352,990
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Realized gains (losses) on
     fund shares................          --    (456,841)     718,262    (1,950,266)  (2,224,679)  (8,884,032)
Realized gain distributions.....          --   1,131,452    3,322,269            --           --           --
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Net realized gains
     (losses)...................          --     674,611    4,040,531    (1,950,266)  (2,224,679)  (8,884,032)
Change in unrealized gains
  (losses)......................          --   3,403,533    4,258,516     1,802,908    3,334,425    7,912,303
                                 -----------  ----------  -----------   -----------  -----------  -----------
   Net realized and
     unrealized gains (losses)
     on investments.............          --   4,078,144    8,299,047      (147,358)   1,109,746     (971,729)
                                 -----------  ----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $  (789,625) $4,505,654  $12,240,793   $   (18,147) $   989,560  $  (588,822)
                                 ===========  ==========  ===========   ===========  ===========  ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                           Putnam       Putnam        RidgeWorth       RidgeWorth         Rydex
                              Premier     Variable     Variable        Variable         Variable        Variable
                                VIT         Trust        Trust          Trust            Trust            Trust
                            Sub-Account  Sub-Account  Sub-Account    Sub-Account      Sub-Account      Sub-Account
                            -----------  ----------- ------------- ---------------- ---------------- ---------------
                                                          VT
                                                     International    RidgeWorth       RidgeWorth       Rydex VT
                               OpCap         VT       Growth and      Large Cap        Large Cap         All-Cap
                            Equity (k)   High Yield     Income     Growth Stock (k) Value Equity (k) Opportunity (y)
                            -----------  ----------- ------------- ---------------- ---------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $    49,942  $  524,659   $        --     $   10,834       $   20,713      $    2,699
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (11,387)    (72,613)      (64,876)        (4,449)          (6,691)        (40,464)
   Administrative
     expense...............        (839)     (5,154)       (4,803)          (326)            (475)         (2,814)
                            -----------  ----------   -----------     ----------       ----------      ----------
   Net investment
     income (loss).........      37,716     446,892       (69,679)         6,059           13,547         (40,579)
                            -----------  ----------   -----------     ----------       ----------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   2,887,858   1,601,705     1,057,807      1,251,833        1,719,941         843,998
   Cost of investments
     sold..................   5,395,624   2,059,401     2,061,478      2,101,009        2,623,635       1,097,519
                            -----------  ----------   -----------     ----------       ----------      ----------
   Realized gains
     (losses) on fund
     shares................  (2,507,766)   (457,696)   (1,003,671)      (849,176)        (903,694)       (253,521)
Realized gain
  distributions............          --          --            --             --               --              --
                            -----------  ----------   -----------     ----------       ----------      ----------
   Net realized gains
     (losses)..............  (2,507,766)   (457,696)   (1,003,671)      (849,176)        (903,694)       (253,521)
Change in unrealized
  gains (losses)...........   2,344,625   1,996,263     2,069,060        845,916          774,116         953,454
                            -----------  ----------   -----------     ----------       ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (163,141)  1,538,567     1,065,389         (3,260)        (129,578)        699,933
                            -----------  ----------   -----------     ----------       ----------      ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............... $  (125,425) $1,985,459   $   995,710     $    2,799       $ (116,031)     $  659,354
                            ===========  ==========   ===========     ==========       ==========      ==========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(y)Previously known as Rydex Sector Rotation

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------


                                        Rydex    T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                                      Variable      Equity        Equity        Equity         Equity          Equity
                                        Trust    Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                     ----------- ------------- ------------- ------------- --------------- ---------------
                                      Rydex VT
                                     Nasdaq 100                T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                                      Strategy   T. Rowe Price    Mid-Cap     New America     Blue Chip        Equity
                                        Fund     Equity Income    Growth        Growth        Growth II       Income II
                                     ----------- ------------- ------------- ------------- --------------- ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................  $     --    $   331,312   $       --    $       --     $        --     $   528,970
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......   (17,832)      (241,024)    (188,213)      (40,184)       (276,802)       (448,430)
   Administrative expense...........    (1,236)       (16,643)     (12,891)       (2,811)        (19,151)        (30,840)
                                      --------    -----------   ----------    ----------     -----------     -----------
   Net investment income
     (loss).........................   (19,068)        73,645     (201,104)      (42,995)       (295,953)         49,700
                                      --------    -----------   ----------    ----------     -----------     -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   427,761      3,519,901    2,403,714     1,146,225       4,989,788       7,563,341
   Cost of investments sold.........   470,134      4,963,710    2,870,656     1,360,097       6,255,273      11,131,274
                                      --------    -----------   ----------    ----------     -----------     -----------
   Realized gains (losses) on fund
     shares.........................   (42,373)    (1,443,809)    (466,942)     (213,872)     (1,265,485)     (3,567,933)
Realized gain distributions.........        --             --       14,432            --              --              --
                                      --------    -----------   ----------    ----------     -----------     -----------
   Net realized gains (losses)......   (42,373)    (1,443,809)    (452,510)     (213,872)     (1,265,485)     (3,567,933)
Change in unrealized gains
  (losses)..........................   549,792      4,938,931    5,329,028     1,352,040       7,793,480      10,184,891
                                      --------    -----------   ----------    ----------     -----------     -----------
   Net realized and unrealized
     gains (losses) on
     investments....................   507,419      3,495,122    4,876,518     1,138,168       6,527,995       6,616,958
                                      --------    -----------   ----------    ----------     -----------     -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $488,351    $ 3,568,767   $4,675,414    $1,095,173     $ 6,232,042     $ 6,666,658
                                      ========    ===========   ==========    ==========     ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                                                                                                     The Universal
                             T. Rowe Price The Universal The Universal The Universal The Universal   Institutional
                             International Institutional Institutional Institutional Institutional    Funds, Inc.
                             Series, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -----------------
                             T. Rowe Price  Van Kampen    Van Kampen    Van Kampen    Van Kampen      Van Kampen
                             International  UIF Capital       UIF       UIF Mid Cap    UIF U.S.       UIF Capital
                                 Stock        Growth      High Yield      Growth     Mid Cap Value Growth (Class II)
                             ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  124,114    $       --    $  334,631    $       --    $   254,031     $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (64,037)     (178,600)      (53,842)      (45,871)      (281,262)       (28,412)
   Administrative
     expense................      (4,477)      (12,875)       (3,921)       (3,361)       (20,340)        (1,999)
                              ----------    ----------    ----------    ----------    -----------     ----------
   Net investment income
     (loss).................      55,600      (191,475)      276,868       (49,232)       (47,571)       (30,411)
                              ----------    ----------    ----------    ----------    -----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......     882,161     3,390,119     1,192,947     1,369,670      4,955,180        679,502
   Cost of investments
     sold...................   1,288,661     3,511,102       924,564     1,938,051      8,782,113        783,086
                              ----------    ----------    ----------    ----------    -----------     ----------
   Realized gains (losses)
     on fund shares.........    (406,500)     (120,983)      268,383      (568,381)    (3,826,933)      (103,584)
Realized gain
  distributions.............          --            --            --            --             --             --
                              ----------    ----------    ----------    ----------    -----------     ----------
   Net realized gains
     (losses)...............    (406,500)     (120,983)      268,383      (568,381)    (3,826,933)      (103,584)
Change in unrealized gains
  (losses)..................   2,156,630     6,481,011       765,656     2,061,423     10,139,646      1,069,055
                              ----------    ----------    ----------    ----------    -----------     ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   1,750,130     6,360,028     1,034,039     1,493,042      6,312,713        965,471
                              ----------    ----------    ----------    ----------    -----------     ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS................  $1,805,730    $6,168,553    $1,310,907    $1,443,810    $ 6,265,142     $  935,060
                              ==========    ==========    ==========    ==========    ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------

                              The Universal   Van Eck      Van Eck      Van Eck      Van Kampen      Van Kampen
                              Institutional  Worldwide    Worldwide    Worldwide   Life Investment Life Investment
                               Funds, Inc.   Insurance    Insurance    Insurance        Trust           Trust
                               (Class II)      Trust        Trust        Trust       (Class II)      (Class II)
                               Sub-Account  Sub-Account  Sub-Account  Sub-Account    Sub-Account     Sub-Account
                              ------------- ------------ -----------  -----------  --------------- ---------------
                                              Van Eck
                               Van Kampen    Worldwide     Van Eck
                              UIF U.S. Real  Multi-Mgr    Worldwide     Van Eck          LIT         LIT Growth
                                 Estate     Alternative-  Emerging     Worldwide     Government      and Income
                               (Class II)   (Class I)(z)   Markets    Hard Assets    (Class II)      (Class II)
                              ------------- ------------ -----------  -----------  --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................  $   479,163   $    5,988  $     8,835  $    21,746    $  607,736      $ 1,263,063
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................     (244,419)     (31,934)     (91,393)    (142,652)     (145,457)        (504,562)
   Administrative
     expense.................      (16,443)      (2,263)      (6,333)      (9,675)      (10,131)         (35,695)
                               -----------   ----------  -----------  -----------    ----------      -----------
   Net investment income
     (loss)..................      218,301      (28,209)     (88,891)    (130,581)      452,148          722,806
                               -----------   ----------  -----------  -----------    ----------      -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    6,017,076    1,074,489    2,125,167    5,460,444     4,397,243        8,582,289
   Cost of investments
     sold....................   11,910,435    1,164,288    4,972,106    6,786,947     4,466,235       11,434,173
                               -----------   ----------  -----------  -----------    ----------      -----------
   Realized gains (losses)
     on fund shares..........   (5,893,359)     (89,799)  (2,846,939)  (1,326,503)      (68,992)      (2,851,884)
Realized gain distributions..           --      125,745      357,191       43,123            --               --
                               -----------   ----------  -----------  -----------    ----------      -----------
   Net realized gains
     (losses)................   (5,893,359)      35,946   (2,489,748)  (1,283,380)      (68,992)      (2,851,884)
Change in unrealized gains
  (losses)...................   10,273,439      247,871    6,855,521    5,168,054      (471,798)       9,294,865
                               -----------   ----------  -----------  -----------    ----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    4,380,080      283,817    4,365,773    3,884,674      (540,790)       6,442,981
                               -----------   ----------  -----------  -----------    ----------      -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................  $ 4,598,381   $  255,608  $ 4,276,882  $ 3,754,093    $  (88,642)     $ 7,165,787
                               ===========   ==========  ===========  ===========    ==========      ===========

--------
(z)Previously known as Van Eck Worldwide Absolute Return

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2009
--------------------------------------------------------------------------------


                                                                Van Kampen
                                                              Life Investment
                                                                   Trust       Wells Fargo    Wells Fargo
                                                                (Class II)    Variable Trust Variable Trust
                                                                Sub-Account    Sub-Account    Sub-Account
                                                              --------------- -------------- --------------
                                                                LIT Mid Cap    Wells Fargo    Wells Fargo
                                                                  Growth       VT Advantage   VT Advantage
                                                                (Class II)      Discovery     Opportunity
                                                              --------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................................   $        --     $       --    $        --
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk................................       (83,974)       (51,217)      (113,955)
   Administrative expense....................................        (5,919)        (3,513)        (7,863)
                                                                -----------     ----------    -----------
   Net investment income (loss)..............................       (89,893)       (54,730)      (121,818)
                                                                -----------     ----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.......................................     2,291,646      1,102,107      1,699,050
   Cost of investments sold..................................     3,644,999      1,297,840      2,943,437
                                                                -----------     ----------    -----------
   Realized gains (losses) on fund shares....................    (1,353,353)      (195,733)    (1,244,387)
Realized gain distributions..................................            --             --             --
                                                                -----------     ----------    -----------
   Net realized gains (losses)...............................    (1,353,353)      (195,733)    (1,244,387)
Change in unrealized gains (losses)..........................     3,939,648      1,375,541      4,320,471
                                                                -----------     ----------    -----------
   Net realized and unrealized gains (losses) on investments.     2,586,295      1,179,808      3,076,084
                                                                -----------     ----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.................................................   $ 2,496,402     $1,125,078    $ 2,954,266
                                                                ===========     ==========    ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               AIM Variable            AIM Variable           AIM Variable
                                                Insurance               Insurance               Insurance
                                                  Funds                   Funds              Funds Series II
                                               Sub-Account             Sub-Account             Sub-Account
                                        -------------------------  -------------------  ------------------------
                                                                        AIM V. I.
                                                AIM V. I.                Capital                AIM V. I.
                                               Basic Value             Appreciation          Basic Value II
                                        -------------------------  -------------------  ------------------------
                                            2009         2008        2009       2008        2009         2008
                                        -----------  ------------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $     9,149  $   (109,225) $ (4,443) $ (11,114) $   (23,474) $   (93,159)
Net realized gains (losses)............  (2,264,688)   (1,823,522)  (34,314)    (9,011)  (1,386,153)   1,195,515
Change in unrealized gains
  (losses).............................   6,073,371   (12,473,067)  123,767   (361,446)   3,644,515   (6,893,136)
                                        -----------  ------------  --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................   3,817,832   (10,758,770)   85,010   (381,571)   2,234,888   (5,790,780)
                                        -----------  ------------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      57,606       135,634       668      7,857       30,487       59,813
Benefit payments.......................     (85,318)     (226,165)   (8,960)   (12,435)     (28,763)     (43,855)
Payments on termination................  (1,204,431)   (1,739,323)  (37,891)   (29,764)    (593,363)  (1,091,592)
Loans--net.............................         100            34        --         --          206           --
Policy maintenance charge..............      (4,422)       (5,597)       --         --      (19,653)     (22,472)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (508,755)   (1,022,699)   12,685      5,381     (554,644)     677,136
                                        -----------  ------------  --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,745,220)   (2,858,116)  (33,498)   (28,961)  (1,165,730)    (420,970)
                                        -----------  ------------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   2,072,612   (13,616,886)   51,512   (410,532)   1,069,158   (6,211,750)
NET ASSETS AT BEGINNING
  OF PERIOD............................   9,081,546    22,698,432   489,706    900,238    5,501,363   11,713,113
                                        -----------  ------------  --------  ---------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $11,154,158  $  9,081,546  $541,218  $ 489,706  $ 6,570,521  $ 5,501,363
                                        ===========  ============  ========  =========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................   1,523,804     1,808,905    76,077     79,169      940,356      948,821
       Units issued....................     208,582       305,203     7,546      8,813      134,567      251,572
       Units redeemed..................    (447,757)     (590,304)  (13,039)   (11,905)    (303,115)    (260,037)
                                        -----------  ------------  --------  ---------  -----------  -----------
   Units outstanding at end of
     period............................   1,284,629     1,523,804    70,584     76,077      771,808      940,356
                                        ===========  ============  ========  =========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          AIM Variable             AIM Variable             AIM Variable
                                           Insurance                Insurance                 Insurance
                                        Funds Series II          Funds Series II           Funds Series II
                                          Sub-Account              Sub-Account               Sub-Account
                                    -----------------------  -----------------------  ------------------------
                                           AIM V. I.                AIM V. I.                 AIM V. I.
                                    Capital Appreciation II       Core Equity II       Mid Cap Core Equity II
                                    -----------------------  -----------------------  ------------------------
                                       2009         2008        2009         2008         2009         2008
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (21,442) $   (41,486) $   (1,771) $     9,853  $   (53,616) $   (52,558)
Net realized gains (losses)........   (135,469)     (12,871)   (262,116)     (86,738)    (726,663)   1,272,817
Change in unrealized gains
  (losses).........................    431,836   (1,368,425)  1,427,294   (2,215,089)   3,192,666   (5,560,563)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    274,925   (1,422,782)  1,163,407   (2,291,974)   2,412,387   (4,340,304)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     11,394       20,094      39,312       90,510       52,771      155,370
Benefit payments...................       (826)     (27,644)    (74,513)     (29,375)     (67,825)     (45,928)
Payments on termination............   (197,362)    (205,121)   (521,815)    (574,286)  (1,049,487)  (1,535,730)
Loans--net.........................        538       (1,755)        426          307          247          209
Policy maintenance charge..........     (2,121)      (2,678)    (13,407)     (15,687)     (35,267)     (40,624)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (43,263)    (125,978)   (247,392)    (234,729)    (566,812)  (1,308,713)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (231,640)    (343,082)   (817,389)    (763,260)  (1,666,373)  (2,775,416)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................     43,285   (1,765,864)    346,018   (3,055,234)     746,014   (7,115,720)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,737,390    3,503,254   4,819,557    7,874,791    9,811,865   16,927,585
                                    ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $1,780,675  $ 1,737,390  $5,165,575  $ 4,819,557  $10,557,879  $ 9,811,865
                                    ==========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    243,862      277,852     613,296      687,580    1,026,822    1,243,803
       Units issued................     15,466       23,942     117,557      120,974      112,614      184,285
       Units redeemed..............    (48,866)     (57,932)   (209,189)    (195,258)    (275,335)    (401,266)
                                    ----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    210,462      243,862     521,664      613,296      864,101    1,026,822
                                    ==========  ===========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            The Alger                 The Alger                 The Alger
                                          American Fund             American Fund             American Fund
                                           Sub-Account               Sub-Account               Sub-Account
                                    -------------------------  -----------------------  ------------------------
                                              Alger                     Alger                     Alger
                                       Capital Appreciation        Growth & Income              LargeCap
                                          Class I-2 (a)             Class I-2 (b)         Growth Class I-2 (c)
                                    -------------------------  -----------------------  ------------------------
                                        2009         2008         2009         2008         2009         2008
                                    -----------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (166,206) $   (259,762) $   63,066  $    77,228  $   (64,866) $  (151,229)
Net realized gains (losses)........       2,441     1,390,999    (521,185)    (226,892)    (610,468)    (195,202)
Change in unrealized gains
  (losses).........................   4,524,954   (10,956,264)  2,093,926   (4,759,322)   3,567,543   (6,726,435)
                                    -----------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   4,361,189    (9,825,027)  1,635,807   (4,908,986)   2,892,209   (7,072,866)
                                    -----------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     164,983       360,738      60,851      106,946       57,715      207,069
Benefit payments...................    (100,733)      (49,653)    (52,140)    (124,571)     (33,007)    (137,241)
Payments on termination............  (1,173,579)   (2,550,659)   (887,082)  (2,623,920)    (917,549)  (1,891,253)
Loans--net.........................      (3,485)        2,511        (500)        (909)      (4,651)       1,985
Policy maintenance charge..........     (12,001)      (14,200)     (6,444)      (7,582)      (8,183)      (9,613)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (129,311)   (3,455,670)    (76,201)  (1,121,547)    (481,114)    (363,160)
                                    -----------  ------------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,254,126)   (5,706,933)   (961,516)  (3,771,583)  (1,386,789)  (2,192,213)
                                    -----------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   3,107,063   (15,531,960)    674,291   (8,680,569)   1,505,420   (9,265,079)
NET ASSETS AT BEGINNING
  OF PERIOD........................   9,783,844    25,315,804   6,152,396   14,832,965    7,311,617   16,576,696
                                    -----------  ------------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $12,890,907  $  9,783,844  $6,826,687  $ 6,152,396  $ 8,817,037  $ 7,311,617
                                    ===========  ============  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,186,081     1,641,453     859,186    1,212,724    1,163,041    1,383,220
      Units issued.................     123,791       162,147      65,635       55,578       67,594      167,711
      Units redeemed...............    (264,268)     (617,519)   (173,137)    (409,116)    (254,018)    (387,890)
                                    -----------  ------------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................   1,045,604     1,186,081     751,684      859,186      976,617    1,163,041
                                    ===========  ============  ==========  ===========  ===========  ===========

--------
(a)Previously known as Alger American Capital Appreciation Portfolio - Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American LargeCap Growth - Class O

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Alger
                                            The Alger                  The Alger               American Fund
                                          American Fund              American Fund              (Series - S)
                                           Sub-Account                Sub-Account               Sub-Account
                                    -------------------------  -------------------------  -----------------------
                                              Alger                      Alger                     Alger
                                          MidCap Growth             SmallCap Growth         Capital Appreciation
                                          Class I-2 (d)              Class I-2 (e)              Class S (f)
                                    -------------------------  -------------------------  -----------------------
                                        2009         2008          2009         2008         2009         2008
                                    -----------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (219,484) $   (333,032) $  (134,160) $   (189,541) $  (52,932) $   (84,897)
Net realized gains (losses)........  (3,463,063)    6,744,117     (229,706)      596,213    (263,671)      20,269
Change in unrealized gains
  (losses).........................   9,419,593   (26,170,918)   3,621,581    (8,216,437)  1,618,571   (3,170,320)
                                    -----------  ------------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from operations..................   5,737,046   (19,759,833)   3,257,715    (7,809,765)  1,301,968   (3,234,948)
                                    -----------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     191,301       397,194       74,365       123,578      15,854       52,236
Benefit payments...................     (82,275)      (70,101)     (85,566)      (90,634)         --           --
Payments on termination............  (1,553,072)   (3,283,593)    (742,621)   (1,337,011)   (542,031)    (578,180)
Loans--net.........................         551         6,788        1,224           888          49         (690)
Policy maintenance charge..........     (13,615)      (17,635)      (6,430)       (7,130)     (3,566)      (3,876)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (529,217)   (2,244,754)     332,437      (967,063)   (157,490)    (365,075)
                                    -----------  ------------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,986,327)   (5,212,101)    (426,591)   (2,277,372)   (687,184)    (895,585)
                                    -----------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   3,750,719   (24,971,934)   2,831,124   (10,087,137)    614,784   (4,130,533)
NET ASSETS AT BEGINNING
  OF PERIOD........................  12,757,689    37,729,623    7,902,148    17,989,285   3,339,782    7,470,315
                                    -----------  ------------  -----------  ------------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $16,508,408  $ 12,757,689  $10,733,272  $  7,902,148  $3,954,566  $ 3,339,782
                                    ===========  ============  ===========  ============  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,604,897     1,906,834    1,184,448     1,414,311     352,411      424,460
      Units issued.................     160,438       221,508      206,863       184,035      65,339      136,396
      Units redeemed...............    (360,491)     (523,445)    (273,965)     (413,898)   (136,991)    (208,445)
                                    -----------  ------------  -----------  ------------  ----------  -----------
   Units outstanding at end of
     period........................   1,404,844     1,604,897    1,117,346     1,184,448     280,759      352,411
                                    ===========  ============  ===========  ============  ==========  ===========

--------
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             DWS Investment
                                           The Alger                 The Alger                  Variable
                                         American Fund             American Fund               Insurance
                                         (Series - S)               (Series - S)              Trust Funds
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  -------------------------  -----------------------
                                             Alger                     Alger                      DWS
                                        LargeCap Growth            MidCap Growth               Equity 500
                                          Class S (g)               Class S (h)               Index VIP B
                                   ------------------------  -------------------------  -----------------------
                                       2009         2008         2009         2008         2009         2008
                                   -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (74,418) $  (178,648) $  (121,261) $   (190,253) $   31,916  $    19,340
Net realized gains (losses).......    (380,817)    (189,607)  (2,165,102)    3,289,367    (104,272)       5,712
Change in unrealized gains
  (losses)........................   3,424,116   (6,536,702)   5,353,631   (12,791,382)    718,544   (1,541,224)
                                   -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   2,968,881   (6,904,957)   3,067,268    (9,692,268)    646,188   (1,516,172)
                                   -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      49,902      109,444       71,289       153,060       1,782        5,167
Benefit payments..................     (79,326)     (63,145)    (116,595)     (258,886)         --      (26,527)
Payments on termination...........  (1,117,092)  (1,535,842)    (789,466)   (1,155,816)   (258,407)    (447,515)
Loans--net........................         379         (869)          81            62          --           --
Policy maintenance charge.........      (7,525)      (7,688)     (10,019)      (13,142)         --           --
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     (43,009)     662,142       22,826       669,489     378,470     (248,381)
                                   -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,196,671)    (835,958)    (821,884)     (605,233)    121,845     (717,256)
                                   -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,772,210   (7,740,915)   2,245,384   (10,297,501)    768,033   (2,233,428)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   7,546,979   15,287,894    6,871,001    17,168,502   2,150,004    4,383,432
                                   -----------  -----------  -----------  ------------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 9,319,189  $ 7,546,979  $ 9,116,385  $  6,871,001  $2,918,037  $ 2,150,004
                                   ===========  ===========  ===========  ============  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     967,485    1,027,817    1,052,086     1,074,617     219,698      276,427
       Units issued...............     161,032      345,898      247,714       279,714      74,912       29,093
       Units redeemed.............    (309,234)    (406,230)    (362,992)     (302,245)    (54,730)     (85,822)
                                   -----------  -----------  -----------  ------------  ----------  -----------
   Units outstanding at end of
     period.......................     819,283      967,485      936,808     1,052,086     239,880      219,698
                                   ===========  ===========  ===========  ============  ==========  ===========

--------
(g)Previously known as Alger American LargeCap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       DWS Investment
                                          Variable
                                         Insurance              DWS Variable              DWS Variable
                                        Trust Funds               Series I                  Series I
                                        Sub-Account              Sub-Account              Sub-Account
                                   ---------------------  ------------------------  -----------------------
                                       DWS Small Cap              DWS Bond                 DWS Global
                                        Index VIP B                 VIP A             Opportunities VIP A
                                   ---------------------  ------------------------  -----------------------
                                      2009       2008         2009         2008        2009         2008
                                   ---------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     653  $     (939) $   543,751  $   496,314  $    7,687  $  (126,685)
Net realized gains (losses).......   (77,611)     66,574     (577,749)    (323,075)   (489,241)   1,704,193
Change in unrealized gains
  (losses)........................   202,818    (503,356)     662,862   (2,219,134)  2,919,367   (7,972,547)
                                   ---------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   125,860    (437,721)     628,864   (2,045,895)  2,437,813   (6,395,039)
                                   ---------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................         8         640       46,662      117,953      45,580      112,032
Benefit payments..................        --          --      (39,124)    (131,652)    (10,816)     (49,204)
Payments on termination...........   (43,374)   (135,471)  (1,250,051)  (1,850,642)   (514,235)  (1,839,538)
Loans--net........................        --          --       (5,223)        (897)        583          413
Policy maintenance charge.........        --          --       (5,641)      (6,707)     (4,758)      (5,674)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (128,804)   (240,502)    (342,516)  (1,396,840)     95,208     (794,787)
                                   ---------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (172,170)   (375,333)  (1,595,893)  (3,268,785)   (388,438)  (2,576,758)
                                   ---------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (46,310)   (813,054)    (967,029)  (5,314,680)  2,049,375   (8,971,797)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   708,392   1,521,446    8,438,185   13,752,865   5,586,551   14,558,348
                                   ---------  ----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 662,082  $  708,392  $ 7,471,156  $ 8,438,185  $7,635,926  $ 5,586,551
                                   =========  ==========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    59,901      83,382      733,338      979,765     602,970      744,709
       Units issued...............     4,267       4,036       79,689       97,448      68,374       88,935
       Units redeemed.............   (19,148)    (27,517)    (212,965)    (343,875)    (95,455)    (230,674)
                                   ---------  ----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................    45,020      59,901      600,062      733,338     575,889      602,970
                                   =========  ==========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         DWS Variable             DWS Variable              DWS Variable
                                           Series I                 Series I                  Series II
                                         Sub-Account               Sub-Account               Sub-Account
                                   -----------------------  ------------------------  ------------------------
                                             DWS                       DWS                       DWS
                                   Growth and Income VIP A     International VIP A         Balanced VIP A
                                   -----------------------  ------------------------  ------------------------
                                      2009         2008         2009         2008         2009         2008
                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    6,088  $    11,472  $   106,230  $   (11,445) $   133,335  $   242,684
Net realized gains (losses).......   (190,624)     372,601     (682,422)     779,281     (337,152)     (98,291)
Change in unrealized gains
  (losses)........................    578,972   (1,355,132)   1,476,205   (4,197,063)   1,243,775   (2,814,755)
                                   ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    394,436     (971,059)     900,013   (3,429,227)   1,039,958   (2,670,362)
                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      9,557       29,469       24,214       44,070       36,856       75,848
Benefit payments..................    (22,235)     (41,362)    (101,034)    (122,950)    (142,482)     (53,580)
Payments on termination...........   (182,497)    (321,813)    (301,034)    (476,972)    (986,478)  (2,280,466)
Loans--net........................        149           87          355          259          213         (557)
Policy maintenance charge.........     (1,367)      (1,665)      (1,830)      (2,281)      (5,270)      (6,398)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    103,337      (66,561)    (888,901)     703,832     (154,462)    (170,148)
                                   ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (93,056)    (401,845)  (1,268,230)     145,958   (1,251,623)  (2,435,301)
                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    301,380   (1,372,904)    (368,217)  (3,283,269)    (211,665)  (5,105,663)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,359,714    2,732,618    3,363,012    6,646,281    5,723,283   10,828,946
                                   ----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,661,094  $ 1,359,714  $ 2,994,795  $ 3,363,012  $ 5,511,618  $ 5,723,283
                                   ==========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    210,620      255,774      517,233      504,335      672,259      910,660
       Units issued...............     34,963       18,352       31,232      174,994       49,831       88,878
       Units redeemed.............    (47,940)     (63,506)    (199,132)    (162,096)    (189,491)    (327,279)
                                   ----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    197,643      210,620      349,333      517,233      532,599      672,259
                                   ==========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Federated                 Federated                 Federated
                                           Insurance                 Insurance                 Insurance
                                             Series                   Series                    Series
                                          Sub-Account               Sub-Account               Sub-Account
                                    -----------------------  ------------------------  ------------------------
                                                                  Federated Fund
                                           Federated                 for U.S.               Federated High
                                            Capital                 Government                Income Bond
                                         Income Fund II            Securities II                Fund II
                                    -----------------------  ------------------------  ------------------------
                                       2009         2008         2009         2008         2009         2008
                                    ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  183,058  $   210,630  $   938,929  $ 1,091,462  $ 1,443,357  $ 1,604,012
Net realized gains (losses)........   (204,612)    (236,448)     (31,804)     (94,061)  (1,117,610)    (809,303)
Change in unrealized gains
  (losses).........................    962,960   (1,142,399)      16,758     (262,299)   5,537,892   (6,002,602)
                                    ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    941,406   (1,168,217)     923,883      735,102    5,863,639   (5,207,893)
                                    ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     20,669      207,072      371,363      417,654      120,796      280,173
Benefit payments...................    (53,025)     (58,366)    (357,414)    (479,848)    (220,247)    (280,222)
Payments on termination............   (566,757)    (983,777)  (4,480,374)  (4,606,487)  (1,995,944)  (2,765,347)
Loans--net.........................         --           99       (4,464)       2,723       (8,324)         874
Policy maintenance charge..........     (2,875)      (3,226)     (13,320)     (13,577)      (9,760)      (9,684)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    311,944      229,296     (845,861)     608,315     (470,910)  (1,488,510)
                                    ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (290,044)    (609,902)  (5,330,070)  (4,071,220)  (2,584,389)  (4,262,716)
                                    ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    651,362   (1,777,119)  (4,406,187)  (3,336,118)   3,279,250   (9,470,609)
NET ASSETS AT BEGINNING
  OF PERIOD........................  3,846,359    5,623,478   28,120,328   31,456,446   12,901,546   22,372,155
                                    ----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $4,497,721  $ 3,846,359  $23,714,141  $28,120,328  $16,180,796  $12,901,546
                                    ==========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    446,913      504,612    1,972,798    2,264,801    1,267,497    1,600,354
       Units issued................     70,669      132,730      245,372      470,812      182,075      139,406
       Units redeemed..............    (98,386)    (190,429)    (614,632)    (762,815)    (394,648)    (472,263)
                                    ----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    419,196      446,913    1,603,538    1,972,798    1,054,924    1,267,497
                                    ==========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                   Fidelity
                                            Variable                   Variable                   Variable
                                            Insurance                 Insurance                  Insurance
                                          Products Fund             Products Fund              Products Fund
                                           Sub-Account               Sub-Account                Sub-Account
                                    ------------------------  -------------------------  -------------------------
                                               VIP                       VIP                        VIP
                                          Asset Manager               Contrafund               Equity-Income
                                    ------------------------  -------------------------  -------------------------
                                        2009         2008         2009         2008          2009         2008
                                    -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    60,265  $   111,020  $   (45,289) $   (359,210) $   172,242  $    295,973
Net realized gains (losses)........    (524,426)     838,394   (3,492,091)     (443,423)  (3,229,611)   (2,396,718)
Change in unrealized gains
  (losses).........................   2,250,693   (4,486,644)  15,828,032   (33,068,437)   8,550,231   (17,913,051)
                                    -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   1,786,532   (3,537,230)  12,290,652   (33,871,070)   5,492,862   (20,013,796)
                                    -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      63,888      127,384      399,406       886,809      244,205       506,052
Benefit payments...................    (108,805)    (207,820)    (253,202)     (529,605)    (270,507)     (389,078)
Payments on termination............  (1,259,151)  (1,702,646)  (4,004,311)   (9,859,022)  (3,002,727)   (7,290,368)
Loans--net.........................      (4,594)      (5,026)       4,628       (15,561)       8,631         2,018
Policy maintenance charge..........      (6,013)      (6,649)     (32,789)      (38,015)     (19,091)      (24,212)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (243,583)    (226,083)    (914,189)   (2,885,376)    (612,691)   (3,303,923)
                                    -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (1,558,258)  (2,020,840)  (4,800,457)  (12,440,770)  (3,652,180)  (10,499,511)
                                    -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................     228,274   (5,558,070)   7,490,195   (46,311,840)   1,840,682   (30,513,307)
NET ASSETS AT BEGINNING
  OF PERIOD........................   7,526,760   13,084,830   40,234,690    86,546,530   22,742,955    53,256,262
                                    -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $ 7,755,034  $ 7,526,760  $47,724,885  $ 40,234,690  $24,583,637  $ 22,742,955
                                    ===========  ===========  ===========  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     685,452      830,377    3,535,479     4,241,119    1,976,347     2,638,656
      Units issued.................      29,029      138,078      277,694       352,375      165,081       194,921
      Units redeemed...............    (159,306)    (283,003)    (635,434)   (1,058,015)    (477,223)     (857,230)
                                    -----------  -----------  -----------  ------------  -----------  ------------
   Units outstanding at end of
     period........................     555,175      685,452    3,177,739     3,535,479    1,664,205     1,976,347
                                    ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                   Fidelity
                                            Variable                   Variable                   Variable
                                           Insurance                  Insurance                   Insurance
                                         Products Fund              Products Fund               Products Fund
                                          Sub-Account                Sub-Account                 Sub-Account
                                   -------------------------  -------------------------  --------------------------
                                           VIP Growth               VIP Index 500             VIP Money Market
                                   -------------------------  -------------------------  --------------------------
                                       2009         2008          2009         2008          2009          2008
                                   -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (173,227) $   (197,108) $   264,009  $    198,481  $   (379,882) $    831,248
Net realized gains (losses).......  (1,540,548)       93,356   (1,301,890)      866,087            --            --
Change in unrealized gains
  (losses)........................   5,646,060   (16,894,687)   6,779,141   (19,787,672)           --            --
                                   -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets
  from operations.................   3,932,285   (16,998,439)   5,741,260   (18,723,104)     (379,882)      831,248
                                   -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     203,507       500,813      520,095       835,683       651,854     1,155,466
Benefit payments..................    (126,371)     (179,400)    (203,184)     (682,234)      (39,119)     (736,231)
Payments on termination...........  (1,933,028)   (3,862,764)  (3,091,343)   (6,974,162)  (15,543,858)  (18,339,475)
Loans--net........................        (489)        4,660         (140)       11,329         1,646         4,261
Policy maintenance charge.........     (19,441)      (24,328)     (25,996)      (30,270)      (24,722)      (21,804)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (699,726)   (1,307,197)  (1,391,346)   (3,240,249)   (1,920,913)   31,685,333
                                   -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......  (2,575,548)   (4,868,216)  (4,191,914)  (10,079,903)  (16,875,112)   13,747,550
                                   -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,356,737   (21,866,655)   1,549,346   (28,803,007)  (17,254,993)   14,578,798
NET ASSETS AT BEGINNING
  OF PERIOD.......................  17,120,866    38,987,521   27,556,888    56,359,895    61,458,736    46,879,938
                                   -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $18,477,603  $ 17,120,866  $29,106,234  $ 27,556,888  $ 44,203,743  $ 61,458,736
                                   ===========  ============  ===========  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,282,374     2,649,587    3,670,759     4,599,273     4,923,162     3,774,967
      Units issued................     180,973       317,218      310,838       406,188     2,156,454     4,654,762
      Units redeemed..............    (436,443)     (684,431)    (847,576)   (1,334,702)   (3,502,294)   (3,506,567)
                                   -----------  ------------  -----------  ------------  ------------  ------------
   Units outstanding at end of
     period.......................   2,026,904     2,282,374    3,134,021     3,670,759     3,577,322     4,923,162
                                   ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                      Fidelity                   Fidelity
                                            Fidelity                  Variable                   Variable
                                            Variable                 Insurance                  Insurance
                                           Insurance               Products Fund              Products Fund
                                         Products Fund           (Service Class 2)          (Service Class 2)
                                          Sub-Account               Sub-Account                Sub-Account
                                   -------------------------  -----------------------   -------------------------
                                                                     VIP Asset                VIP Contrafund
                                          VIP Overseas        Manager (Service Class 2)     (Service Class 2)
                                   -------------------------  -----------------------   -------------------------
                                       2009         2008         2009          2008         2009         2008
                                   -----------  ------------  ----------   -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    75,563  $    182,684  $   23,867   $    36,315  $   (98,506) $   (297,737)
Net realized gains (losses).......  (1,046,013)    2,387,762    (404,718)      388,959   (3,953,313)   (2,252,515)
Change in unrealized gains
  (losses)........................   3,644,222   (13,227,124)  1,338,221    (2,452,895)  10,820,626   (16,773,258)
                                   -----------  ------------  ----------   -----------  -----------  ------------
Increase (decrease) in net assets
  from operations.................   2,673,772   (10,656,678)    957,370    (2,027,621)   6,768,807   (19,323,510)
                                   -----------  ------------  ----------   -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     168,281       290,484      20,207        39,808      206,397       384,383
Benefit payments..................    (102,306)     (114,628)         --       (16,346)    (129,184)      (74,556)
Payments on termination...........  (1,188,466)   (2,835,387)   (571,881)     (537,145)  (2,755,113)   (4,055,149)
Loans--net........................       1,204         1,233         820        (4,169)         340        (1,303)
Policy maintenance charge.........      (7,949)      (10,119)    (13,268)      (15,581)     (68,206)      (79,832)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (290,199)      438,051     (58,049)       31,391     (905,507)     (512,866)
                                   -----------  ------------  ----------   -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions......  (1,419,435)   (2,230,366)   (622,171)     (502,042)  (3,651,273)   (4,339,324)
                                   -----------  ------------  ----------   -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,254,337   (12,887,044)    335,199    (2,529,663)   3,117,534   (23,662,833)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  12,213,013    25,100,057   4,201,035     6,730,698   23,561,873    47,224,706
                                   -----------  ------------  ----------   -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $13,467,350  $ 12,213,013  $4,536,234   $ 4,201,035  $26,679,407  $ 23,561,873
                                   ===========  ============  ==========   ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,325,543     1,474,053     481,995       540,929    2,526,068     2,857,557
      Units issued................     137,179       333,274      89,185       178,181      369,448       510,196
      Units redeemed..............    (270,447)     (481,784)   (160,485)     (237,115)    (751,257)     (841,685)
                                   -----------  ------------  ----------   -----------  -----------  ------------
   Units outstanding at end of
     period.......................   1,192,275     1,325,543     410,695       481,995    2,144,259     2,526,068
                                   ===========  ============  ==========   ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity                   Fidelity                   Fidelity
                                             Variable                   Variable                   Variable
                                            Insurance                  Insurance                  Insurance
                                          Products Fund              Products Fund              Products Fund
                                        (Service Class 2)          (Service Class 2)          (Service Class 2)
                                           Sub-Account                Sub-Account                Sub-Account
                                    -------------------------  -------------------------  -------------------------
                                               VIP
                                          Equity-Income                VIP Growth               VIP Index 500
                                        (Service Class 2)          (Service Class 2)          (Service Class 2)
                                    -------------------------  -------------------------  -------------------------
                                        2009         2008          2009         2008          2009         2008
                                    -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    91,709  $    175,362  $  (135,516) $   (159,934) $   198,484  $    123,468
Net realized gains (losses)........  (3,016,440)   (2,378,109)    (607,405)      265,896   (1,360,868)      (21,652)
Change in unrealized gains
  (losses).........................   8,026,073   (14,463,898)   3,145,463   (10,102,247)   7,126,622   (16,938,303)
                                    -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   5,101,342   (16,666,645)   2,402,542    (9,996,285)   5,964,238   (16,836,487)
                                    -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     100,221       264,222      134,490       209,885      346,362       400,002
Benefit payments...................    (201,857)     (243,189)     (42,963)      (53,287)    (110,696)     (299,925)
Payments on termination............  (2,069,830)   (3,373,524)  (1,318,998)   (1,496,214)  (2,948,042)   (3,773,850)
Loans--net.........................       1,802        (1,142)          --            (3)         225          (909)
Policy maintenance charge..........     (43,839)      (51,029)      (6,541)       (7,525)     (94,970)     (104,270)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (914,022)      (95,146)     228,019      (405,398)    (676,101)      949,017
                                    -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (3,127,525)   (3,499,808)  (1,005,993)   (1,752,542)  (3,483,222)   (2,829,935)
                                    -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................   1,973,817   (20,166,453)   1,396,549   (11,748,827)   2,481,016   (19,666,422)
NET ASSETS AT BEGINNING
  OF PERIOD........................  20,323,885    40,490,338   10,104,721    21,853,548   26,883,903    46,550,325
                                    -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $22,297,702  $ 20,323,885  $11,501,270  $ 10,104,721  $29,364,919  $ 26,883,903
                                    ===========  ============  ===========  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   2,716,945     3,046,910    1,305,177     1,461,511    3,369,404     3,610,343
      Units issued.................     306,592       524,950      161,362       288,758      451,946       694,695
      Units redeemed...............    (692,919)     (854,915)    (290,674)     (445,092)    (861,829)     (935,634)
                                    -----------  ------------  -----------  ------------  -----------  ------------
   Units outstanding at end of
     period........................   2,330,618     2,716,945    1,175,865     1,305,177    2,959,521     3,369,404
                                    ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity                   Fidelity                    Fidelity
                                             Variable                   Variable                    Variable
                                            Insurance                   Insurance                  Insurance
                                          Products Fund               Products Fund              Products Fund
                                        (Service Class 2)           (Service Class 2)          (Service Class 2)
                                           Sub-Account                 Sub-Account                Sub-Account
                                    -------------------------  --------------------------  -------------------------
                                          VIP Investment                VIP Money
                                            Grade Bond                   Market                   VIP Overseas
                                        (Service Class 2)           (Service Class 2)          (Service Class 2)
                                    -------------------------  --------------------------  -------------------------
                                        2009         2008          2009          2008          2009         2008
                                    -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $ 2,765,206  $  1,407,802  $   (583,628) $    662,375  $    80,523  $    285,716
Net realized gains (losses)........    (382,518)     (898,101)           --            --   (3,297,414)    2,736,290
Change in unrealized gains
  (losses).........................   2,610,683    (2,974,918)           --            --    8,521,126   (23,145,565)
                                    -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   4,993,371    (2,465,217)     (583,628)      662,375    5,304,235   (20,123,559)
                                    -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     170,770       508,313       495,065     1,520,823      191,424       340,634
Benefit payments...................    (517,321)     (461,291)     (135,716)     (682,408)    (205,005)      (67,814)
Payments on termination............  (5,679,976)   (6,110,040)  (11,087,998)  (11,249,131)  (2,372,043)   (3,598,133)
Loans--net.........................       1,943        (1,544)          213           148        1,059            76
Policy maintenance charge..........     (83,214)      (93,398)     (144,377)     (157,387)     (76,351)      (88,197)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   1,642,188    (5,917,676)    2,172,645    12,358,568     (682,578)    1,641,329
                                    -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (4,465,610)  (12,075,636)   (8,700,168)    1,790,613   (3,143,494)   (1,772,105)
                                    -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................     527,761   (14,540,853)   (9,283,796)    2,452,988    2,160,741   (21,895,664)
NET ASSETS AT BEGINNING
  OF PERIOD........................  40,204,455    54,745,308    58,299,986    55,846,998   23,962,570    45,858,234
                                    -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $40,732,216  $ 40,204,455  $ 49,016,190  $ 58,299,986  $26,123,311  $ 23,962,570
                                    ===========  ============  ============  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   3,789,300     4,894,323     5,382,717     5,220,975    2,520,692     2,661,342
      Units issued.................     699,679       821,083     2,330,821     3,593,639      426,818       851,516
      Units redeemed...............  (1,108,784)   (1,926,106)   (3,138,629)   (3,431,897)    (735,410)     (992,166)
                                    -----------  ------------  ------------  ------------  -----------  ------------
   Units outstanding at end of
     period........................   3,380,195     3,789,300     4,574,909     5,382,717    2,212,100     2,520,692
                                    ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Goldman Sachs            Goldman Sachs
                                                Variable                 Variable
                                               Insurance                Insurance           J.P. Morgan
                                                 Trust                    Trust           Series Trust II
                                              Sub-Account              Sub-Account          Sub-Account
                                        -----------------------  -----------------------  ---------------
                                             VIT Strategic            VIT Structured         JPMorgan
                                             International              Small Cap          IT Small Cap
                                                 Equity                   Equity          Core Portfolio
                                        -----------------------  -----------------------  ---------------
                                           2009         2008        2009         2008       2009 (i)(j)
                                        ----------  -----------  ----------  -----------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    8,702  $    35,489  $   (3,491) $   (18,662)   $  (12,856)
Net realized gains (losses)............   (207,940)      16,125    (282,687)    (284,550)      (67,182)
Change in unrealized gains (losses)....    668,827   (2,094,890)    626,288     (580,348)     (318,559)
                                        ----------  -----------  ----------  -----------    ----------
Increase (decrease) in net assets from
  operations...........................    469,589   (2,043,276)    340,110     (883,560)     (398,597)
                                        ----------  -----------  ----------  -----------    ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      2,850        8,065       2,398        5,136           993
Benefit payments.......................    (10,272)      (2,665)    (11,526)      (9,568)      (13,745)
Payments on termination................   (179,510)    (446,299)   (194,055)    (288,478)     (134,502)
Loans--net.............................        460          341          (1)          (6)       (1,287)
Policy maintenance charge..............       (749)      (1,036)       (649)        (828)         (598)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     37,684     (813,819)    132,637     (251,309)    2,317,025
                                        ----------  -----------  ----------  -----------    ----------
Increase (decrease) in net assets from
  contract transactions................   (149,537)  (1,255,413)    (71,196)    (545,053)    2,167,886
                                        ----------  -----------  ----------  -----------    ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    320,052   (3,298,689)    268,914   (1,428,613)    1,769,289
NET ASSETS AT BEGINNING OF
  PERIOD...............................  1,896,975    5,195,664   1,455,904    2,884,517            --
                                        ----------  -----------  ----------  -----------    ----------
NET ASSETS AT END OF
  PERIOD............................... $2,217,027  $ 1,896,975  $1,724,818  $ 1,455,904    $1,769,289
                                        ==========  ===========  ==========  ===========    ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    256,702      377,739     135,307      174,735            --
       Units issued....................     32,270       30,273      29,912       19,235       313,594
       Units redeemed..................    (52,528)    (151,310)    (37,854)     (58,663)     (172,100)
                                        ----------  -----------  ----------  -----------    ----------
   Units outstanding at end of period..    236,444      256,702     127,365      135,307       141,494
                                        ==========  ===========  ==========  ===========    ==========

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core PortfolioAppreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          J.P. Morgan               Janus Aspen                Janus Aspen
                                        Series Trust II                Series                     Series
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  -------------------------  -------------------------
                                         Small Company                Balanced                Enterprise (l)
                                   ------------------------  -------------------------  -------------------------
                                   2009 (i)(k)      2008         2009         2008          2009         2008
                                   -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     1,747  $   (35,024) $   481,292  $    458,584  $  (228,831) $   (290,692)
Net realized gains (losses).......     (74,821)     176,910    1,231,017     4,099,082   (1,250,863)    1,346,653
Change in unrealized gains
  (losses)........................     768,131   (1,158,645)   5,083,769   (11,969,127)   7,103,955   (13,605,671)
                                   -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations.................     695,057   (1,016,759)   6,796,078    (7,411,461)   5,624,261   (12,549,710)
                                   -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................         586       10,044      216,311       533,170      164,078       297,724
Benefit payments..................      (3,112)      (3,566)    (390,943)     (919,269)    (219,326)     (113,232)
Payments on termination...........     (56,958)    (390,679)  (4,508,678)   (8,313,317)  (1,341,195)   (3,201,858)
Loans--net........................         210          300        4,592         1,320        2,436        (2,189)
Policy maintenance charge.........        (191)        (973)     (26,912)      (28,502)     (18,178)      (21,370)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (2,397,214)    (362,139)    (330,596)     (640,220)    (625,725)     (218,329)
                                   -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions......  (2,456,679)    (747,013)  (5,036,226)   (9,366,818)  (2,037,910)   (3,259,254)
                                   -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,761,622)  (1,763,772)   1,759,852   (16,778,279)   3,586,351   (15,808,964)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   1,761,622    3,525,394   31,672,751    48,451,030   14,800,715    30,609,679
                                   -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $ 1,761,622  $33,432,603  $ 31,672,751  $18,387,066  $ 14,800,715
                                   ===========  ===========  ===========  ============  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     170,180      228,195    2,015,226     2,514,042    1,598,577     1,820,575
      Units issued................       2,087       15,834      137,673       236,151      111,139       219,005
      Units redeemed..............    (172,267)     (73,849)    (406,362)     (734,967)    (279,493)     (441,003)
                                   -----------  -----------  -----------  ------------  -----------  ------------
   Units outstanding at end of
     period.......................          --      170,180    1,746,537     2,015,226    1,430,223     1,598,577
                                   ===========  ===========  ===========  ============  ===========  ============

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(k)For the period beginning April 25, 2009 and ended December 31, 2009
(l)Previously known as Mid Cap Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Janus Aspen              Janus Aspen               Janus Aspen
                                             Series                    Series                    Series
                                           Sub-Account              Sub-Account               Sub-Account
                                    ------------------------  -----------------------  -------------------------
                                          Flexible Bond           Forty Portfolio         Janus Portfolio (m)
                                    ------------------------  -----------------------  -------------------------
                                        2009         2008        2009         2008         2009         2008
                                    -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   481,321  $   508,915  $  (66,840) $   (90,276) $  (126,633) $   (148,019)
Net realized gains (losses)........      71,378     (242,681)   (157,499)     242,375   (1,115,348)     (408,465)
Change in unrealized gains
  (losses).........................   1,239,476      447,729   1,818,971   (3,781,109)   5,423,321    (9,620,220)
                                    -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations..................   1,792,175      713,963   1,594,632   (3,629,010)   4,181,340   (10,176,704)
                                    -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      69,830      259,624      11,372       34,848      139,471       255,455
Benefit payments...................    (150,105)    (240,445)     (3,102)      (2,477)    (193,764)     (191,694)
Payments on termination............  (2,067,355)  (2,828,033)   (787,284)    (631,261)  (1,738,295)   (3,187,066)
Loans--net.........................       1,887        2,495         346           38       (1,399)        3,113
Policy maintenance charge..........      (8,407)      (8,155)       (737)        (719)     (16,923)      (19,049)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     271,794     (218,293)     50,024    1,113,744     (584,372)     (263,149)
                                    -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions.......  (1,882,356)  (3,032,807)   (729,381)     514,173   (2,395,282)   (3,402,390)
                                    -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................     (90,181)  (2,318,844)    865,251   (3,114,837)   1,786,058   (13,579,094)
NET ASSETS AT BEGINNING
  OF PERIOD........................  16,770,319   19,089,163   4,180,881    7,295,718   13,797,601    27,376,695
                                    -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD........................... $16,680,138  $16,770,319  $5,046,132  $ 4,180,881  $15,583,659  $ 13,797,601
                                    ===========  ===========  ==========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   1,076,260    1,273,596     413,816      397,100    1,560,530     1,832,543
      Units issued.................     161,978      329,568      52,954      206,176       84,097        87,751
      Units redeemed...............    (277,691)    (526,904)   (120,345)    (189,460)    (329,553)     (359,764)
                                    -----------  -----------  ----------  -----------  -----------  ------------
   Units outstanding at end of
     period........................     960,547    1,076,260     346,425      413,816    1,315,074     1,560,530
                                    ===========  ===========  ==========  ===========  ===========  ============

--------
(m)Previously known as Large Cap Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          Janus Aspen          Janus Aspen
                                               Janus Aspen                  Series                Series
                                                  Series               (Service Shares)      (Service Shares)
                                               Sub-Account                Sub-Account          Sub-Account
                                        -------------------------  ------------------------  ----------------
                                                                                              Foreign Stock
                                              Worldwide (n)        Balanced (Service Shares) (Service Shares)
                                        -------------------------  ------------------------  ----------------
                                            2009         2008          2009         2008      2008 (aa)(ab)
                                        -----------  ------------  -----------  -----------  ----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    (4,822) $    (58,342) $   104,872  $    80,770    $    366,358
Net realized gains (losses)............  (1,228,376)     (501,151)     215,163      788,266       2,029,884
Change in unrealized gains (losses)....   5,615,187   (11,911,064)   1,614,436   (2,827,013)     (3,363,592)
                                        -----------  ------------  -----------  -----------    ------------
Increase (decrease) in net assets from
  operations...........................   4,381,989   (12,470,557)   1,934,471   (1,957,977)       (967,350)
                                        -----------  ------------  -----------  -----------    ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     141,166       380,050       54,981       86,920          57,591
Benefit payments.......................    (148,581)     (193,474)     (59,383)     (37,164)        (20,586)
Payments on termination................  (1,664,758)   (3,824,388)  (1,303,992)  (1,224,669)       (473,742)
Loans--net.............................       5,257        (2,548)         225       (1,822)            116
Policy maintenance charge..............     (17,037)      (20,410)     (23,346)     (21,753)         (4,471)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     487,313      (777,434)   1,271,686     (959,468)    (14,443,987)
                                        -----------  ------------  -----------  -----------    ------------
Increase (decrease) in net assets from
  contract transactions................  (1,196,640)   (4,438,204)     (59,829)  (2,157,956)    (14,885,079)
                                        -----------  ------------  -----------  -----------    ------------
INCREASE (DECREASE) IN NET
  ASSETS...............................   3,185,349   (16,908,761)   1,874,642   (4,115,933)    (15,852,429)
NET ASSETS AT BEGINNING OF
  PERIOD...............................  13,547,201    30,455,962    8,198,276   12,314,209      15,852,429
                                        -----------  ------------  -----------  -----------    ------------
NET ASSETS AT END OF PERIOD............ $16,732,550  $ 13,547,201  $10,072,918  $ 8,198,276    $         --
                                        ===========  ============  ===========  ===========    ============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   1,562,004     1,912,219      748,055      928,439         952,343
       Units issued....................     310,298       141,222      237,272      134,586          48,964
       Units redeemed..................    (332,542)     (491,437)    (242,099)    (314,970)     (1,001,307)
                                        -----------  ------------  -----------  -----------    ------------
   Units outstanding at end of period..   1,539,760     1,562,004      743,228      748,055              --
                                        ===========  ============  ===========  ===========    ============

--------
(n)Previously known as Worldwide Growth
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen               Janus Aspen
                                                 Series                   Series                    Series
                                            (Service Shares)         (Service Shares)          (Service Shares)
                                              Sub-Account              Sub-Account               Sub-Account
                                        -----------------------  -----------------------  -------------------------
                                                                          INTECH
                                                 Forty                 Risk-Managed
                                               Portfolio              Core Portfolio               Overseas
                                            (Service Shares)         (Service Shares)        (Service Shares) (o)
                                        -----------------------  -----------------------  -------------------------
                                           2009         2008        2009         2008         2009     2008 (ab)(ac)
                                        ----------  -----------  ----------  -----------  -----------  -------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  (88,564) $  (129,487) $  (13,671) $   (43,089) $   (90,266)  $    22,066
Net realized gains (losses)............   (324,088)     164,686    (486,546)      (6,700)  (1,208,064)      259,071
Change in unrealized gains
  (losses).............................  2,365,707   (4,483,825)  1,065,211   (2,030,769)   5,531,968    (7,395,882)
                                        ----------  -----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  operations...........................  1,953,055   (4,448,626)    564,994   (2,080,558)   4,233,638    (7,114,745)
                                        ----------  -----------  ----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     42,871       65,164      73,172       58,133       67,049        64,835
Benefit payments.......................    (12,815)        (396)         --      (10,767)     (20,600)      (36,401)
Payments on termination................   (729,068)  (1,074,143)   (355,099)    (585,570)    (949,055)     (521,498)
Loans--net.............................         49           34          49           34          578           285
Policy maintenance charge..............    (12,702)     (14,415)    (10,315)     (12,304)     (13,443)      (10,763)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................     64,642    1,475,113    (315,358)    (212,486)   1,953,022    13,339,725
                                        ----------  -----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  contract transactions................   (647,023)     451,357    (607,551)    (762,960)   1,037,551    12,836,183
                                        ----------  -----------  ----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................  1,306,032   (3,997,269)    (42,557)  (2,843,518)   5,271,189     5,721,438
NET ASSETS AT BEGINNING
  OF PERIOD............................  5,182,481    9,179,750   3,373,886    6,217,404    5,721,438            --
                                        ----------  -----------  ----------  -----------  -----------   -----------
NET ASSETS AT END OF
  PERIOD............................... $6,488,513  $ 5,182,481  $3,331,329  $ 3,373,886  $10,992,627   $ 5,721,438
                                        ==========  ===========  ==========  ===========  ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    515,392      500,283     382,019      441,986      783,157            --
      Units issued.....................    130,889      310,806      36,756       61,554      344,548     2,108,414
      Units redeemed...................   (197,575)    (295,697)   (106,250)    (121,521)    (272,803)   (1,325,257)
                                        ----------  -----------  ----------  -----------  -----------   -----------
   Units outstanding at end of
     period............................    448,706      515,392     312,525      382,019      854,902       783,157
                                        ==========  ===========  ==========  ===========  ===========   ===========

--------
(o)Previously known as International Growth (Service Shares)
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ac)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Janus Aspen                Janus Aspen              Janus Aspen
                                                  Series                    Series                    Series
                                             (Service Shares)          (Service Shares)          (Service Shares)
                                               Sub-Account                Sub-Account              Sub-Account
                                        -------------------------  ------------------------  -----------------------
                                                 Perkins                    Perkins
                                                 Mid Cap                 Small Company
                                             Value Portfolio            Value Portfolio             Worldwide
                                           (Service Shares) (p)      (Service Shares) (q)      (Service Shares) (s)
                                        -------------------------  ------------------------  -----------------------
                                            2009         2008        2009 (r)       2008        2009         2008
                                        -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  (193,930) $   (253,032) $   (16,652) $   (86,361) $   (3,357) $   (12,546)
Net realized gains (losses)............    (844,122)    1,955,668   (2,362,700)    (209,687)    (86,189)      21,410
Change in unrealized gains
  (losses).............................   5,245,991    (8,458,075)   2,145,944   (2,023,866)    504,899   (1,308,747)
                                        -----------  ------------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  operations...........................   4,207,939    (6,755,439)    (233,408)  (2,320,184)    415,353   (1,299,883)
                                        -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     122,267       185,726       11,215       79,139       4,415       21,003
Benefit payments.......................    (113,089)      (39,897)     (13,561)      (9,391)     (8,491)      (2,789)
Payments on termination................  (1,733,868)   (2,286,365)    (137,754)    (665,568)   (230,588)    (340,488)
Loans--net.............................          49          (724)          64         (564)       (648)         223
Policy maintenance charge..............     (61,397)      (66,256)      (2,797)     (15,349)       (389)        (451)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................  (1,124,519)   (1,146,781)  (3,532,224)    (137,976)     53,021     (346,632)
                                        -----------  ------------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (2,910,557)   (3,354,297)  (3,675,057)    (749,709)   (182,680)    (669,134)
                                        -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................   1,297,382   (10,109,736)  (3,908,465)  (3,069,893)    232,673   (1,969,017)
NET ASSETS AT BEGINNING
  OF PERIOD............................  15,708,394    25,818,130    3,908,465    6,978,358   1,295,755    3,264,772
                                        -----------  ------------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $17,005,776  $ 15,708,394  $        --  $ 3,908,465  $1,528,428  $ 1,295,755
                                        ===========  ============  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................   1,516,243     1,768,771      509,661      573,921     195,956      267,253
      Units issued.....................     189,763       314,281       52,740      137,804      32,813       27,036
      Units redeemed...................    (451,746)     (566,809)    (562,401)    (202,064)    (58,257)     (98,333)
                                        -----------  ------------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period............................   1,254,260     1,516,243           --      509,661     170,512      195,956
                                        ===========  ============  ===========  ===========  ==========  ===========

--------
(p)Previously known as Mid Cap Value (Service Shares)
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Legg Mason
                                                 Lazard                   Lazard                  Partners
                                               Retirement               Retirement                Variable
                                              Series, Inc.             Series, Inc.             Income Trust
                                              Sub-Account              Sub-Account              Sub-Account
                                        -----------------------  -----------------------  -----------------------
                                                                                           Legg Mason ClearBridge
                                                Emerging              International         Variable Fundamental
                                             Markets Equity               Equity           Value Portfolio I (t)
                                        -----------------------  -----------------------  -----------------------
                                           2009         2008        2009         2008        2009         2008
                                        ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $   87,315  $    47,084  $   12,866  $    (6,935) $  (10,739) $     1,651
Net realized gains (losses)............   (464,630)     768,684    (155,897)     (64,469)   (758,112)    (830,708)
Change in unrealized gains
  (losses).............................  3,716,472   (7,101,100)    373,365     (868,100)  2,166,617   (3,038,236)
                                        ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  operations...........................  3,339,157   (6,285,332)    230,334     (939,504)  1,397,766   (3,867,293)
                                        ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................     16,049       40,309         738        3,722      19,810       53,234
Benefit payments.......................    (27,551)     (54,793)     (2,211)      (3,802)    (30,424)     (16,420)
Payments on termination................   (819,582)  (1,176,702)   (330,475)    (271,746)   (682,000)  (1,027,618)
Loans--net.............................        190           (1)         --           --          --          (10)
Policy maintenance charge..............     (1,486)      (2,146)       (512)        (670)     (4,287)      (5,319)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (27,490)    (849,921)     69,886     (282,831)   (105,235)    (771,305)
                                        ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (859,870)  (2,043,254)   (262,574)    (555,327)   (802,136)  (1,767,438)
                                        ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................  2,479,287   (8,328,586)    (32,240)  (1,494,831)    595,630   (5,634,731)
NET ASSETS AT BEGINNING
  OF PERIOD............................  5,558,872   13,887,458   1,316,753    2,811,584   5,744,615   11,379,346
                                        ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $8,038,159  $ 5,558,872  $1,284,513  $ 1,316,753  $6,340,245  $ 5,744,615
                                        ==========  ===========  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    277,988      351,026     156,176      206,899     968,116    1,198,088
      Units issued.....................     39,201       63,885      24,485       13,860      75,537      124,220
      Units redeemed...................    (77,325)    (136,923)    (53,370)     (64,583)   (205,000)    (354,192)
                                        ----------  -----------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period............................    239,864      277,988     127,291      156,176     838,653      968,116
                                        ==========  ===========  ==========  ===========  ==========  ===========

--------
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Legg Mason                Legg Mason                MFS Variable
                                    Partners Variable Income          Partners                   Insurance
                                             Trust            Variable Portfolios I, Inc           Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   -------------------------  ------------------------   ------------------------
                                           Legg Mason                Legg Mason
                                     Western Asset Variable     ClearBridge Variable
                                     Global High Yield Bond           Investors
                                        Portfolio II (u)           Portfolio I (v)              MFS Growth
                                   -------------------------  ------------------------   ------------------------
                                       2009         2008          2009          2008         2009         2008
                                   -----------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $ 1,311,772  $  1,869,556  $    28,472   $   (38,134) $   (48,551) $   (74,241)
Net realized gains (losses).......  (2,264,756)   (1,253,957)    (744,941)      245,516     (297,066)     (28,923)
Change in unrealized gains
  (losses)........................   8,188,402    (8,563,089)   2,321,511    (5,763,071)   1,540,317   (2,528,396)
                                   -----------  ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   7,235,418    (7,947,490)   1,605,042    (5,555,689)   1,194,700   (2,631,560)
                                   -----------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      93,262       251,338       23,229        81,509       29,020       93,147
Benefit payments..................    (193,852)     (205,345)     (95,635)      (59,411)     (51,656)     (49,117)
Payments on termination...........  (2,249,535)   (2,894,507)  (1,128,170)   (1,386,879)    (383,316)    (779,451)
Loans--net........................         384        (1,278)         373           407       (2,915)       2,396
Policy maintenance charge.........     (56,758)      (64,223)      (6,180)       (7,693)      (3,977)      (4,583)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (2,529,638)   (1,754,386)    (414,213)   (1,371,292)    (895,829)     994,721
                                   -----------  ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,936,137)   (4,668,401)  (1,620,596)   (2,743,359)  (1,308,673)     257,113
                                   -----------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   2,299,281   (12,615,891)     (15,554)   (8,299,048)    (113,973)  (2,374,447)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  16,664,290    29,280,181    8,642,749    16,941,797    4,087,727    6,462,174
                                   -----------  ------------  -----------   -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $18,963,571  $ 16,664,290  $ 8,627,195   $ 8,642,749  $ 3,973,754  $ 4,087,727
                                   ===========  ============  ===========   ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,077,195     2,483,811    1,070,147     1,325,719      683,725      626,495
      Units issued................     149,236       333,730       62,876       105,422       41,849      271,919
      Units redeemed..............    (676,081)     (740,346)    (261,554)     (360,994)    (256,447)    (214,689)
                                   -----------  ------------  -----------   -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,550,350     2,077,195      871,469     1,070,147      469,127      683,725
                                   ===========  ============  ===========   ===========  ===========  ===========

--------
(u)Previously known as Legg Mason Variable Global High Yield Bond II
(v)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable             MFS Variable             MFS Variable
                                           Insurance                Insurance                Insurance
                                             Trust                    Trust                    Trust
                                          Sub-Account              Sub-Account              Sub-Account
                                    -----------------------  -----------------------  -----------------------
                                         MFS Investors
                                             Trust              MFS New Discovery           MFS Research
                                    -----------------------  -----------------------  -----------------------
                                       2009         2008        2009         2008        2009         2008
                                    ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    2,151  $   (30,923) $  (99,369) $  (124,029) $     (640) $   (24,171)
Net realized gains (losses)........   (162,236)     367,181    (398,261)   1,424,367     (54,979)      18,694
Change in unrealized gains
  (losses).........................    940,500   (2,131,905)  3,511,393   (5,070,985)    494,778   (1,122,256)
                                    ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................    780,415   (1,795,647)  3,013,763   (3,770,647)    439,159   (1,127,733)
                                    ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     22,273       27,145      79,514      155,070      24,823       20,458
Benefit payments...................    (35,761)     (51,227)    (86,376)     (42,719)     (3,800)     (47,243)
Payments on termination............   (349,179)    (726,096)   (476,041)    (884,769)   (173,020)    (448,248)
Loans--net.........................         --          (28)        449       (1,587)         --          (31)
Policy maintenance charge..........     (2,543)      (2,863)     (5,253)      (5,561)     (1,314)      (1,535)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    243,082      979,071      61,400     (697,001)    (23,867)    (143,771)
                                    ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (122,128)     226,002    (426,307)  (1,476,567)   (177,178)    (620,370)
                                    ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    658,287   (1,569,645)  2,587,456   (5,247,214)    261,981   (1,748,103)
NET ASSETS AT BEGINNING
  OF PERIOD........................  3,372,575    4,942,220   5,318,202   10,565,416   1,681,737    3,429,840
                                    ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $4,030,862  $ 3,372,575  $7,905,658  $ 5,318,202  $1,943,718  $ 1,681,737
                                    ==========  ===========  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    441,754      419,808     739,887      881,034     221,187      280,328
       Units issued................     90,222      199,408      95,764       78,713      18,080        7,531
       Units redeemed..............   (104,654)    (177,462)   (137,776)    (219,860)    (40,401)     (66,672)
                                    ----------  -----------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................    427,322      441,754     697,875      739,887     198,866      221,187
                                    ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    MFS Variable              MFS Variable
                                          MFS Variable                Insurance                 Insurance
                                           Insurance                    Trust                     Trust
                                             Trust                 (Service Class)           (Service Class)
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  ------------------------
                                                                         MFS                  MFS Investor
                                                                     High Income              Growth Stock
                                        MFS Total Return           (Service Class)           (Service Class)
                                   -------------------------  ------------------------  ------------------------
                                       2009         2008          2009         2008         2009         2008
                                   -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   399,316  $    454,957  $   422,347  $   630,687  $  (106,135) $  (164,263)
Net realized gains (losses).......  (1,018,373)    1,187,275     (705,846)    (453,025)    (626,214)     526,830
Change in unrealized gains
  (losses)........................   3,055,119    (7,922,335)   2,472,687   (2,805,548)   3,740,008   (6,245,589)
                                   -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,436,062    (6,280,103)   2,189,188   (2,627,886)   3,007,659   (5,883,022)
                                   -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     144,541       272,104       81,468       63,271       93,243      113,548
Benefit payments..................    (178,466)     (206,531)     (92,714)     (42,731)     (13,619)    (136,324)
Payments on termination...........  (2,155,075)   (4,285,844)    (853,370)    (880,845)  (1,045,562)  (1,418,410)
Loans--net........................       1,956         2,975           --           --           --           (2)
Policy maintenance charge.........      (9,036)      (10,780)     (19,935)     (22,073)     (36,451)     (40,448)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (952,424)   (3,207,877)    (537,007)    (834,659)  (1,143,554)     349,048
                                   -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (3,148,504)   (7,435,953)  (1,421,558)  (1,717,037)  (2,145,943)  (1,132,588)
                                   -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (712,442)  (13,716,056)     767,630   (4,344,923)     861,716   (7,015,610)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  17,923,802    31,639,858    5,978,001   10,322,924    9,535,027   16,550,637
                                   -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $17,211,360  $ 17,923,802  $ 6,745,631  $ 5,978,001  $10,396,743  $ 9,535,027
                                   ===========  ============  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of Period..........   1,477,236     1,995,832      736,657      893,529    1,240,153    1,335,928
      Units issued................     100,725       122,741       76,333       95,168      125,687      243,492
      Units redeemed..............    (352,066)     (641,337)    (231,517)    (252,040)    (378,371)    (339,267)
                                   -----------  ------------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,225,895     1,477,236      581,473      736,657      987,469    1,240,153
                                   ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable             MFS Variable             MFS Variable
                                           Insurance                Insurance                 Insurance
                                             Trust                    Trust                     Trust
                                        (Service Class)          (Service Class)           (Service Class)
                                          Sub-Account              Sub-Account               Sub-Account
                                    -----------------------  -----------------------  ------------------------
                                         MFS Investors                 MFS                       MFS
                                             Trust                New Discovery             Total Return
                                        (Service Class)          (Service Class)           (Service Class)
                                    -----------------------  -----------------------  ------------------------
                                       2009         2008        2009         2008         2009         2008
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (4,810) $   (26,499) $  (69,223) $   (86,673) $   206,003  $   214,238
Net realized gains (losses)........   (118,197)     213,453    (569,289)     860,844     (554,712)     439,189
Change in unrealized gains
  (losses).........................    549,774   (1,150,058)  2,737,803   (3,449,091)   2,075,819   (4,603,360)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    426,767     (963,104)  2,099,291   (2,674,920)   1,727,110   (3,949,933)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     11,998       22,258      54,610       34,954       68,797       92,646
Benefit payments...................     (9,193)      (3,764)    (18,918)      (5,876)     (50,052)    (397,730)
Payments on termination............   (190,153)    (328,306)   (639,434)    (587,122)  (1,121,454)  (2,027,374)
Loans--net.........................         --           --         410       (1,772)          86           22
Policy maintenance charge..........     (5,235)      (5,516)     (4,981)      (4,971)     (32,685)     (34,088)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    109,164       30,123     509,635     (317,525)     285,376   (1,869,479)
                                    ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......    (83,419)    (285,205)    (98,678)    (882,312)    (849,932)  (4,236,003)
                                    ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    343,348   (1,248,309)  2,000,613   (3,557,232)     877,178   (8,185,936)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,743,903    2,992,212   3,690,107    7,247,339   11,503,291   19,689,227
                                    ----------  -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $2,087,251  $ 1,743,903  $5,690,720  $ 3,690,107  $12,380,469  $11,503,291
                                    ==========  ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    194,715      219,419     540,475      632,029    1,231,749    1,612,680
      Units issued.................     57,341       46,585     203,872       96,635      151,786      149,451
      Units redeemed...............    (65,007)     (71,289)   (224,833)    (188,189)    (239,880)    (530,382)
                                    ----------  -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    187,049      194,715     519,514      540,475    1,143,655    1,231,749
                                    ==========  ===========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             Oppenheimer
                                         MFS Variable              MFS Variable                Variable
                                           Insurance                Insurance               Account Funds
                                             Trust                    Trust                (Service Shares
                                        (Service Class)          (Service Class)               ("SS"))
                                          Sub-Account              Sub-Account               Sub-Account
                                   ------------------------  -----------------------  -------------------------
                                                                                             Oppenheimer
                                         MFS Utilities              MFS Value                   Global
                                        (Service Class)          (Service Class)           Securities (SS)
                                   ------------------------  -----------------------  -------------------------
                                       2009         2008        2009         2008         2009         2008
                                   -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   163,003  $   (12,213) $  (11,033) $   (28,387) $    37,540  $    (41,110)
Net realized gains (losses).......    (474,856)   1,453,061    (453,942)     194,744     (975,335)      682,701
Change in unrealized gains
  (losses)........................   1,661,338   (5,284,974)  1,201,041   (2,663,260)   4,250,512    (8,567,868)
                                   -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from operations.................   1,349,485   (3,844,126)    736,066   (2,496,903)   3,312,717    (7,926,277)
                                   -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       3,727       23,316      80,069       70,678      177,450       273,598
Benefit payments..................     (74,793)     (27,855)   (126,518)     (19,140)    (122,209)      (32,691)
Payments on termination...........    (707,347)    (932,621)   (645,728)    (720,137)  (1,569,664)   (1,782,748)
Loans--net........................        (681)         123          --           --        1,201        (4,236)
Policy maintenance charge.........      (1,548)      (1,768)    (11,676)     (14,468)     (11,248)      (12,694)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (368,583)    (310,959)   (289,838)    (524,425)    (137,266)   (1,566,737)
                                   -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions......  (1,149,225)  (1,249,764)   (993,691)  (1,207,492)  (1,661,736)   (3,125,508)
                                   -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................     200,260   (5,093,890)   (257,625)  (3,704,395)   1,650,981   (11,051,785)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,263,576   10,357,466   4,726,437    8,430,832   10,198,459    21,250,244
                                   -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,463,836  $ 5,263,576  $4,468,812  $ 4,726,437  $11,849,440  $ 10,198,459
                                   ===========  ===========  ==========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     346,149      418,529     485,386      573,641    1,128,800     1,381,265
       Units issued...............      49,775       98,467      84,756      142,416      238,930       158,040
       Units redeemed.............    (120,275)    (170,847)   (189,536)    (230,671)    (411,972)     (410,505)
                                   -----------  -----------  ----------  -----------  -----------  ------------
   Units outstanding at end of
     period.......................     275,649      346,149     380,606      485,386      955,758     1,128,800
                                   ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Oppenheimer               Oppenheimer
                                             Variable                  Variable             Panorama Series
                                          Account Funds             Account Funds              Fund, Inc.
                                         (Service Shares           (Service Shares          (Service Shares
                                             ("SS"))                   ("SS"))                  ("SS"))
                                           Sub-Account               Sub-Account              Sub-Account
                                    -------------------------  -----------------------  -----------------------
                                           Oppenheimer
                                           Main Street                                        Oppenheimer
                                            Small Cap                Oppenheimer             International
                                            Fund (SS)              MidCap Fund (SS)           Growth (SS)
                                    -------------------------  -----------------------  -----------------------
                                        2009         2008         2009         2008        2009         2008
                                    -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (247,023) $   (511,811) $  (25,486) $   (40,750) $   (7,184) $   (23,811)
Net realized gains (losses)........  (2,434,548)    1,542,738    (238,593)     (93,237)    (84,683)     223,849
Change in unrealized gains
  (losses).........................  10,732,269   (19,325,972)    701,845   (1,480,767)    747,016   (1,963,990)
                                    -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................   8,050,698   (18,295,045)    437,766   (1,614,754)    655,149   (1,763,952)
                                    -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     196,937       438,259      10,154       10,387       4,644       72,325
Benefit payments...................     (61,736)     (125,556)        (36)      (8,095)       (937)     (39,325)
Payments on termination............  (3,053,299)   (4,495,283)   (126,327)    (229,236)   (188,275)    (610,969)
Loans--net.........................         959        10,776          --           --         310          219
Policy maintenance charge..........     (47,219)      (52,296)     (5,901)      (7,241)       (796)        (831)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................  (1,163,944)   (3,453,461)    (58,757)     (31,254)      5,482     (138,730)
                                    -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (4,128,302)   (7,677,561)   (180,867)    (265,439)   (179,572)    (717,311)
                                    -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   3,922,396   (25,972,606)    256,899   (1,880,193)    475,577   (2,481,263)
NET ASSETS AT BEGINNING
  OF PERIOD........................  26,978,532    52,951,138   1,622,443    3,502,636   1,937,643    4,418,906
                                    -----------  ------------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $30,900,928  $ 26,978,532  $1,879,342  $ 1,622,443  $2,413,220  $ 1,937,643
                                    ===========  ============  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................   3,083,582     3,684,039     262,750      283,649     189,482      241,823
       Units issued................     344,409       463,277      38,534       53,454      31,425       94,280
       Units redeemed..............    (807,144)   (1,063,734)    (67,537)     (74,353)    (48,615)    (146,621)
                                    -----------  ------------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................   2,620,847     3,083,582     233,747      262,750     172,292      189,482
                                    ===========  ============  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        PIMCO Variable             PIMCO Variable             PIMCO Variable
                                           Insurance                  Insurance                  Insurance
                                             Trust                      Trust                      Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                         Foreign Bond
                                      (US Dollar-Hedged)            Money Market             PIMCO Real Return
                                   ------------------------  --------------------------  ------------------------
                                       2009         2008         2009          2008          2009         2008
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   374,779  $   393,353  $   (789,625) $    299,535  $   427,510  $   700,889
Net realized gains (losses).......   2,008,905     (361,194)           --            --      674,611     (378,825)
Change in unrealized gains
  (losses)........................     198,579   (1,084,317)           --            --    3,403,533   (3,523,869)
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,582,263   (1,052,158)     (789,625)      299,535    4,505,654   (3,201,805)
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     203,167      250,455       450,696       298,277      100,580      292,070
Benefit payments..................    (216,151)    (339,845)     (217,528)   (1,201,423)    (271,895)    (301,360)
Payments on termination...........  (3,037,024)  (3,574,809)  (12,979,154)  (13,143,105)  (3,351,024)  (4,402,272)
Loans--net........................      (1,687)         831         2,106           847          227          113
Policy maintenance charge.........     (42,991)     (51,472)     (122,296)      (97,218)     (87,691)     (91,202)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............   1,081,788   (1,180,363)   12,823,850    23,128,383   (2,138,672)   4,209,932
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,012,898)  (4,895,203)      (42,326)    8,985,761   (5,748,475)    (292,719)
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     569,365   (5,947,361)     (831,951)    9,285,296   (1,242,821)  (3,494,524)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  21,138,661   27,086,022    52,389,961    43,104,665   31,314,603   34,809,127
                                   -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS AT END OF
  PERIOD.......................... $21,708,026  $21,138,661  $ 51,558,010  $ 52,389,961  $30,071,782  $31,314,603
                                   ===========  ===========  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,902,272    2,351,398     4,745,518     3,932,629    2,965,916    3,016,580
      Units issued................     446,007      666,396     3,063,111     4,199,068      467,667    1,363,857
      Units redeemed..............    (627,778)  (1,115,522)   (3,075,992)   (3,386,179)    (989,676)  (1,414,521)
                                   -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................   1,720,501    1,902,272     4,732,637     4,745,518    2,443,907    2,965,916
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         PIMCO Variable             PIMCO Variable
                                            Insurance                  Insurance
                                              Trust                      Trust                  Premier VIT
                                           Sub-Account                Sub-Account               Sub-Account
                                   --------------------------  ------------------------  ------------------------
                                                                     StocksPLUS(R)
                                                                      Growth and                   NACM
                                                                        Income              Small Cap Portfolio
                                       PIMCO Total Return              Portfolio                Class I (x)
                                   --------------------------  ------------------------  ------------------------
                                       2009          2008        2009 (w)       2008         2009         2008
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  3,941,746  $  3,194,141  $   129,211  $   292,550  $  (120,186) $  (216,941)
Net realized gains (losses).......    4,040,531     2,335,540   (1,950,266)    (154,524)  (2,224,679)   1,954,243
Change in unrealized gains
  (losses)........................    4,258,516    (2,318,437)   1,802,908   (2,843,948)   3,334,425   (8,986,742)
                                   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   12,240,793     3,211,244      (18,147)  (2,705,922)     989,560   (7,249,440)
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      647,486     1,056,061        8,007       17,112       66,705      159,227
Benefit payments..................   (1,028,811)     (911,641)     (14,324)     (32,282)     (70,382)     (68,650)
Payments on termination...........  (15,739,305)  (15,761,140)    (184,067)    (642,141)  (1,011,770)  (1,576,488)
Loans--net........................        5,542        (2,427)          --           (3)       1,128        1,694
Policy maintenance charge.........     (121,207)     (124,762)        (778)      (1,669)      (4,827)      (6,268)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   13,147,160     7,698,887   (2,921,162)    (431,377)    (345,902)    (681,023)
                                   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (3,089,135)   (8,045,022)  (3,112,324)  (1,090,360)  (1,365,048)  (2,171,508)
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    9,151,658    (4,833,778)  (3,130,471)  (3,796,282)    (375,488)  (9,420,948)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  101,180,577   106,014,355    3,130,471    6,926,753    9,152,240   18,573,188
                                   ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $110,332,235  $101,180,577  $        --  $ 3,130,471  $ 8,776,752  $ 9,152,240
                                   ============  ============  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    7,859,550     8,514,317      456,305      570,481      926,026    1,070,346
      Units issued................    2,399,045     2,914,718       18,855       32,142       86,581      121,406
      Units redeemed..............   (2,597,701)   (3,569,485)    (475,160)    (146,318)    (223,694)    (265,726)
                                   ------------  ------------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    7,660,894     7,859,550           --      456,305      788,913      926,026
                                   ============  ============  ===========  ===========  ===========  ===========

--------
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Premier VIT                Premier VIT           Premier VIT
                                                Sub-Account                Sub-Account           Sub-Account
                                        --------------------------  ------------------------  -----------------
                                              OpCap Balanced              OpCap Equity        OpCap Renaissance
                                        --------------------------  ------------------------  -----------------
                                          2009 (k)        2008        2009 (k)       2008         2008 (ad)
                                        ------------  ------------  -----------  -----------  -----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    382,907  $    151,451  $    37,716  $   (29,071)    $    70,947
Net realized gains (losses)............   (8,884,032)      678,159   (2,507,766)     523,787        (307,836)
Change in unrealized gains (losses)....    7,912,303    (7,359,422)   2,344,625   (2,832,846)       (268,155)
                                        ------------  ------------  -----------  -----------     -----------
Increase (decrease) in net assets from
  operations...........................     (588,822)   (6,529,812)    (125,425)  (2,338,130)       (505,044)
                                        ------------  ------------  -----------  -----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................       19,916       137,592        2,554       17,161           3,097
Benefit payments.......................      (31,593)      (74,846)      (1,368)      (2,795)             --
Payments on termination................     (492,055)   (2,079,535)    (108,595)    (416,332)        (40,636)
Loans--net.............................          314        10,702          127          361              --
Policy maintenance charge..............       (2,735)      (10,045)        (464)      (1,401)           (663)
Transfers among the sub-accounts and
  with the Fixed Account--net..........  (10,829,015)   (2,077,512)  (2,737,657)    (769,519)     (5,082,588)
                                        ------------  ------------  -----------  -----------     -----------
Increase (decrease) in net assets from
  contract transactions................  (11,335,168)   (4,093,644)  (2,845,403)  (1,172,525)     (5,120,790)
                                        ------------  ------------  -----------  -----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (11,923,990)  (10,623,456)  (2,970,828)  (3,510,655)     (5,625,834)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   11,923,990    22,547,446    2,970,828    6,481,483       5,625,834
                                        ------------  ------------  -----------  -----------     -----------
NET ASSETS AT END OF
  PERIOD............................... $         --  $ 11,923,990  $        --  $ 2,970,828     $        --
                                        ============  ============  ===========  ===========     ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    1,567,874     2,009,692      351,111      461,768         465,369
       Units issued....................       33,962       249,163        8,835       32,996             287
       Units redeemed..................   (1,601,836)     (690,981)    (359,946)    (143,653)       (465,656)
                                        ------------  ------------  -----------  -----------     -----------
   Units outstanding at end of
     period............................           --     1,567,874           --      351,111              --
                                        ============  ============  ===========  ===========     ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(ad)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Putnam                    Putnam                  RidgeWorth
                                         Variable Trust            Variable Trust            Variable Trust
                                           Sub-Account               Sub-Account               Sub-Account
                                    ------------------------  ------------------------  ------------------------
                                                                  VT International             RidgeWorth
                                               VT                    Growth and                 Large Cap
                                           High Yield                  Income                 Growth Stock
                                    ------------------------  ------------------------  ------------------------
                                        2009         2008         2009         2008       2009 (k)       2008
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   446,892  $   611,154  $   (69,679) $    42,185  $     6,059  $   (21,757)
Net realized gains (losses)........    (457,696)    (487,661)  (1,003,671)     631,537     (849,176)     239,747
Change in unrealized gains
  (losses).........................   1,996,263   (2,143,244)   2,069,060   (5,848,120)     845,916   (1,136,336)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   1,985,459   (2,019,751)     995,710   (5,174,398)       2,799     (918,346)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................       8,313       32,537       30,852       82,693        5,305       19,735
Benefit payments...................     (55,937)     (54,502)      (4,769)     (52,192)          --       (3,526)
Payments on termination............    (725,379)    (815,755)    (461,968)  (1,437,576)     (44,757)    (149,684)
Loans--net.........................          (2)         (13)         440          321           --           --
Policy maintenance charge..........      (1,069)      (1,133)      (2,628)      (3,512)        (431)        (989)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (474,841)  (1,321,372)    (299,142)  (3,178,164)  (1,166,986)    (105,031)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,248,915)  (2,160,238)    (737,215)  (4,588,430)  (1,206,869)    (239,495)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................     736,544   (4,179,989)     258,495   (9,762,828)  (1,204,070)  (1,157,841)
NET ASSETS AT BEGINNING
  OF PERIOD........................   4,838,261    9,018,250    4,787,305   14,550,133    1,204,070    2,361,911
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $ 5,574,805  $ 4,838,261  $ 5,045,800  $ 4,787,305  $        --  $ 1,204,070
                                    ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     455,607      618,045      460,842      744,665      192,505      220,544
      Units issued.................      35,758       63,355       35,204       85,113       14,775       16,354
      Units redeemed...............    (136,562)    (225,793)    (104,758)    (368,936)    (207,280)     (44,393)
                                    -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................     354,803      455,607      391,288      460,842           --      192,505
                                    ===========  ===========  ===========  ===========  ===========  ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          RidgeWorth                  Rydex                    Rydex
                                        Variable Trust            Variable Trust           Variable Trust
                                          Sub-Account              Sub-Account              Sub-Account
                                   ------------------------  -----------------------  -----------------------
                                          RidgeWorth                 Rydex VT                 Rydex VT
                                           Large Cap                 All-Cap                 Nasdaq 100
                                         Value Equity            Opportunity (y)           Strategy Fund
                                   ------------------------  -----------------------  -----------------------
                                     2009 (k)       2008        2009         2008        2009         2008
                                   -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    13,547  $    15,676  $  (40,579) $   (66,731) $  (19,068) $   (23,692)
Net realized gains (losses).......    (903,694)     213,088    (253,521)    (164,089)    (42,373)      52,061
Change in unrealized gains
  (losses)........................     774,116   (1,291,488)    953,454   (1,895,075)    549,792     (937,273)
                                   -----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................    (116,031)  (1,062,724)    659,354   (2,125,895)    488,351     (908,904)
                                   -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       2,634       22,300      15,153       30,630       3,933       10,190
Benefit payments..................        (166)     (66,252)    (24,722)     (17,276)         --       (2,377)
Payments on termination...........     (43,100)    (413,612)   (280,900)    (466,278)   (115,064)    (289,485)
Loans--net........................          --          (14)         --           --          --           (4)
Policy maintenance charge.........        (428)      (1,450)     (9,881)     (10,790)       (299)        (351)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (1,649,372)    (304,081)    (65,761)     232,386      33,961      (40,789)
                                   -----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,690,432)    (763,109)   (366,111)    (231,328)    (77,469)    (322,816)
                                   -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,806,463)  (1,825,833)    293,243   (2,357,223)    410,882   (1,231,720)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   1,806,463    3,632,296   2,746,351    5,103,574   1,048,373    2,280,093
                                   -----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $ 1,806,463  $3,039,594  $ 2,746,351  $1,459,255  $ 1,048,373
                                   ===========  ===========  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     195,954      260,666     293,505      318,183     236,262      298,947
       Units issued...............       4,919       50,673      65,929      109,166      83,549       41,346
       Units redeemed.............    (200,873)    (115,385)    (99,981)    (133,844)   (100,027)    (104,031)
                                   -----------  -----------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................          --      195,954     259,453      293,505     219,784      236,262
                                   ===========  ===========  ==========  ===========  ==========  ===========

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(y)Previously known as Rydex Sector Rotation

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          T. Rowe Price               T. Rowe Price              T. Rowe Price
                                       Equity Series, Inc.         Equity Series, Inc.        Equity Series, Inc.
                                           Sub-Account                 Sub-Account                Sub-Account
                                   --------------------------  --------------------------  ------------------------
                                                                                                 T. Rowe Price
                                          T. Rowe Price               T. Rowe Price               New America
                                          Equity Income              Mid-Cap Growth                 Growth
                                   --------------------------  --------------------------  ------------------------
                                       2009          2008          2009          2008          2009         2008
                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     73,645  $    198,286  $   (201,104) $   (288,840) $   (42,995) $   (59,660)
Net realized gains (losses).......   (1,443,809)      534,289      (452,510)    1,188,767     (213,872)     183,714
Change in unrealized gains
  (losses)........................    4,938,931   (12,031,336)    5,329,028    (9,843,323)   1,352,040   (1,838,811)
                                   ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    3,568,767   (11,298,761)    4,675,414    (8,943,396)   1,095,173   (1,714,757)
                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      169,421       350,154       156,694       307,831       25,823       70,923
Benefit payments..................     (129,837)     (223,998)      (53,239)      (78,628)     (11,295)      (9,426)
Payments on termination...........   (2,028,840)   (3,847,785)   (1,383,252)   (2,395,249)    (371,444)    (437,896)
Loans--net........................        2,257         2,718            95             4           75           52
Policy maintenance charge.........      (10,607)      (13,386)      (10,083)      (11,437)      (1,939)      (2,005)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     (428,663)   (1,944,268)     (851,348)   (1,670,316)     (66,645)    (495,324)
                                   ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (2,426,269)   (5,676,565)   (2,141,133)   (3,847,795)    (425,425)    (873,676)
                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,142,498   (16,975,326)    2,534,281   (12,791,191)    669,748    (2,588,433)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  17,463,759    34,439,085    11,981,494    24,772,685    2,473,040    5,061,473
                                   ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..........................  $18,606,257   $17,463,759   $14,515,775   $11,981,494   $3,142,788   $2,473,040
                                   ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,593,156     1,968,296     1,018,563     1,234,378      369,552      452,779
       Units issued...............      178,653       151,210        21,894        59,795      101,963       74,816
       Units redeemed.............     (392,024)     (526,350)     (164,732)     (275,610)    (149,696)    (158,043)
                                   ------------  ------------  ------------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................    1,379,785     1,593,156       875,725     1,018,563      321,819      369,552
                                   ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    T. Rowe Price              T. Rowe Price             T. Rowe Price
                                Equity Series, Inc. II     Equity Series, Inc. II   International Series, Inc.
                                     Sub-Account                Sub-Account               Sub-Account
                              -------------------------  -------------------------  -------------------------
                                    T. Rowe Price              T. Rowe Price             T. Rowe Price
                                 Blue Chip Growth II          Equity Income II        International Stock
                              -------------------------  -------------------------  -------------------------
                                  2009         2008          2009         2008         2009          2008
                              -----------  ------------  -----------  ------------  ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $  (295,953) $   (392,726) $    49,700  $    241,074  $   55,600   $    18,821
Net realized gains (losses)..  (1,265,485)     (152,530)  (3,567,933)     (480,170)   (406,500)      261,920
Change in unrealized gains
  (losses)...................   7,793,480   (13,840,790)  10,184,891   (19,591,534)  2,156,630    (4,647,993)
                              -----------  ------------  -----------  ------------  ----------   -----------
Increase (decrease) in net
  assets from operations.....   6,232,042   (14,386,046)   6,666,658   (19,830,630)  1,805,730    (4,367,252)
                              -----------  ------------  -----------  ------------  ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      95,239       282,243      168,664       393,873     133,078       171,730
Benefit payments.............     (72,552)     (193,241)    (309,709)     (785,834)    (33,786)     (162,965)
Payments on termination......  (2,104,743)   (2,723,984)  (3,401,749)   (4,652,048)   (345,946)     (921,702)
Loans--net...................       1,494        (4,357)         780        (1,680)        412           305
Policy maintenance charge....     (61,910)      (68,044)    (100,417)     (116,066)     (2,779)       (3,547)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........  (2,197,951)    1,688,132   (1,313,719)   (1,298,942)     28,664      (858,035)
                              -----------  ------------  -----------  ------------  ----------   -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (4,340,423)   (1,019,251)  (4,956,150)   (6,460,697)   (220,357)   (1,774,214)
                              -----------  ------------  -----------  ------------  ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS..............   1,891,619   (15,405,297)   1,710,508   (26,291,327)  1,585,373    (6,141,466)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  18,946,990    34,352,287   31,713,463    58,004,790   3,960,835    10,102,301
                              -----------  ------------  -----------  ------------  ----------   -----------
NET ASSETS AT END OF
  PERIOD..................... $20,838,609  $ 18,946,990  $33,423,971  $ 31,713,463  $5,546,208   $ 3,960,835
                              ===========  ============  ===========  ============  ==========   ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   2,585,009     2,646,910    3,770,262     4,327,080     587,109       755,743
       Units issued..........     172,775       716,995      483,445       591,022      87,962        99,242
       Units redeemed........    (721,586)     (778,896)  (1,031,273)   (1,147,840)   (118,709)     (267,876)
                              -----------  ------------  -----------  ------------  ----------   -----------
   Units outstanding at end
     of period...............   2,036,198     2,585,009    3,222,434     3,770,262     556,362       587,109
                              ===========  ============  ===========  ============  ==========   ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         The Universal             The Universal            The Universal
                                         Institutional             Institutional            Institutional
                                          Funds, Inc.               Funds, Inc.              Funds, Inc.
                                          Sub-Account               Sub-Account              Sub-Account
                                   -------------------------  -----------------------  -----------------------
                                                                                            Van Kampen UIF
                                         Van Kampen UIF            Van Kampen UIF              Mid Cap
                                         Capital Growth              High Yield                 Growth
                                   -------------------------  -----------------------  -----------------------
                                       2009         2008         2009         2008        2009         2008
                                   -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (191,475) $   (269,605) $  276,868  $   385,927  $  (49,232) $   (35,558)
Net realized gains (losses).......    (120,983)      932,240     268,383      343,800    (568,381)   1,144,543
Change in unrealized gains
  (losses)........................   6,481,011   (13,125,119)    765,656   (2,004,373)  2,061,423   (4,386,382)
                                   -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   6,168,553   (12,462,484)  1,310,907   (1,274,646)  1,443,810   (3,277,397)
                                   -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      43,405       105,932      12,650       12,549       4,616       29,454
Benefit payments..................    (213,758)     (137,764)    (70,535)     (32,064)    (68,664)     (63,493)
Payments on termination...........  (1,808,480)   (2,719,467)   (734,518)    (467,571)   (730,132)    (769,490)
Loans--net........................         640           479          --           --         543          180
Policy maintenance charge.........      (3,341)       (3,996)       (829)        (866)     (1,378)      (1,811)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (747,146)   (1,968,292)   (178,190)    (526,465)    225,779     (587,106)
                                   -----------  ------------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,728,680)   (4,723,108)   (971,422)  (1,014,417)   (569,236)  (1,392,266)
                                   -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   3,439,873   (17,185,592)    339,485   (2,289,063)    874,574   (4,669,663)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  11,248,056    28,433,648   3,622,349    5,911,412   2,902,160    7,571,823
                                   -----------  ------------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $14,687,929  $ 11,248,056  $3,961,834  $ 3,622,349  $3,776,734  $ 2,902,160
                                   ===========  ============  ==========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,486,268     1,881,053     402,284      498,467     368,017      503,778
       Units issued...............      97,137       230,110      22,438       36,268      97,851       45,915
       Units redeemed.............    (393,209)     (624,895)   (111,660)    (132,451)   (157,545)    (181,676)
                                   -----------  ------------  ----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................   1,190,196     1,486,268     313,062      402,284     308,323      368,017
                                   ===========  ============  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                              The Universal             The Universal
                                    The Universal             Institutional             Institutional
                                    Institutional              Funds, Inc.               Funds, Inc.
                                     Funds, Inc.                (Class II)                (Class II)
                                     Sub-Account               Sub-Account               Sub-Account
                              -------------------------  -----------------------  -------------------------
                                    Van Kampen UIF            Van Kampen UIF            Van Kampen UIF
                                     U.S. Mid Cap             Capital Growth              U.S. Real
                                        Value                   (Class II)            Estate (Class II)
                              -------------------------  -----------------------  -------------------------
                                  2009         2008         2009         2008         2009         2008
                              -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $   (47,571) $   (215,624) $  (30,411) $   (46,231) $   218,301  $    302,914
Net realized gains (losses)..  (3,826,933)    7,913,321    (103,584)     (31,736)  (5,893,359)    7,019,872
Change in unrealized gains
  (losses)...................  10,139,646   (23,914,469)  1,069,055   (1,697,523)  10,273,439   (17,574,891)
                              -----------  ------------  ----------  -----------  -----------  ------------
Increase (decrease) in net
  assets from operations.....   6,265,142   (16,216,772)    935,060   (1,775,490)   4,598,381   (10,252,105)
                              -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      83,440       245,722      10,012       31,223      120,633       246,016
Benefit payments.............    (108,492)     (128,959)     (1,460)      (1,713)     (71,523)     (111,099)
Payments on termination......  (2,395,281)   (3,970,881)   (207,980)    (267,314)  (1,722,618)   (3,041,229)
Loans--net...................       1,004        10,615          --           --           --            --
Policy maintenance charge....      (7,908)      (10,134)     (1,709)      (2,220)     (61,256)      (74,274)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........  (1,162,804)   (4,451,199)   (140,622)    (121,660)  (1,902,426)   (3,138,336)
                              -----------  ------------  ----------  -----------  -----------  ------------
Increase (decrease) in net
  assets from contract
  transactions...............  (3,590,041)   (8,304,836)   (341,759)    (361,684)  (3,637,190)   (6,118,922)
                              -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS..............   2,675,101   (24,521,608)    593,301   (2,137,174)     961,191   (16,371,027)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  19,856,271    44,377,879   1,799,354    3,936,528   17,568,546    33,939,573
                              -----------  ------------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
  PERIOD..................... $22,531,372  $ 19,856,271  $2,392,655  $ 1,799,354  $18,529,737  $ 17,568,546
                              ===========  ============  ==========  ===========  ===========  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   2,014,830     2,600,165     249,851      272,871    1,751,220     2,061,909
       Units issued..........     183,839       246,129      44,241      114,214      387,729       461,832
       Units redeemed........    (528,256)     (831,464)    (89,780)    (137,234)    (678,532)     (772,521)
                              -----------  ------------  ----------  -----------  -----------  ------------
   Units outstanding at end
     of period...............   1,670,413     2,014,830     204,312      249,851    1,460,417     1,751,220
                              ===========  ============  ==========  ===========  ===========  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Van Eck                    Van Eck                    Van Eck
                                           Worldwide                  Worldwide                  Worldwide
                                           Insurance                  Insurance                  Insurance
                                             Trust                      Trust                      Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                    ------------------------  -------------------------  -------------------------
                                            Van Eck                    Van Eck
                                           Worldwide                  Worldwide                   Van Eck
                                           Multi-Mgr                   Emerging                  Worldwide
                                    Alternative-(Class I) (z)          Markets                  Hard Assets
                                    ------------------------  -------------------------  -------------------------
                                       2009         2008          2009         2008          2009         2008
                                    ----------   ----------   -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (28,209)  $  (37,428)  $   (88,891) $   (147,959) $  (130,581) $   (221,215)
Net realized gains (losses)........     35,946       63,255    (2,489,748)    5,257,841   (1,283,380)    2,411,969
Change in unrealized gains
 (losses)..........................    247,871     (398,549)    6,855,521   (13,455,130)   5,168,054   (10,495,619)
                                    ----------   ----------   -----------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations...................    255,608     (372,722)    4,276,882    (8,345,248)   3,754,093    (8,304,865)
                                    ----------   ----------   -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     13,105       19,083        69,111       113,043       80,769       174,123
Benefit payments...................         --      (26,241)      (17,845)       (6,617)     (15,071)      (17,113)
Payments on termination............   (215,966)    (225,749)     (790,015)   (1,072,955)  (1,149,684)   (2,258,672)
Loans--net.........................         --           --            20            13           29            20
Policy maintenance charge..........     (9,117)      (8,873)       (3,955)       (5,224)      (5,381)       (6,469)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     49,043      520,701     1,781,494    (2,615,804)   1,919,453    (4,616,538)
                                    ----------   ----------   -----------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........   (162,935)     278,921     1,038,810    (3,587,544)     830,115    (6,724,649)
                                    ----------   ----------   -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     92,673      (93,801)    5,315,692   (11,932,792)   4,584,208   (15,029,514)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  2,223,384    2,317,185     3,810,708    15,743,500    7,069,565    22,099,079
                                    ----------   ----------   -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $2,316,057   $2,223,384   $ 9,126,400  $  3,810,708  $11,653,773  $  7,069,565
                                    ==========   ==========   ===========  ============  ===========  ============

UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    242,522      216,772       376,542       539,013      410,325       679,640
       Units issued................    131,640      172,159       348,011       120,493      368,016       273,361
       Units redeemed..............   (149,068)    (146,409)     (295,865)     (282,964)    (342,687)     (542,676)
                                    ----------   ----------   -----------  ------------  -----------  ------------
    Units outstanding at end of
     period........................    225,094      242,522       428,688       376,542      435,654       410,325
                                    ==========   ==========   ===========  ============  ===========  ============

--------
(z)Previously known as Van Eck Worldwide Absolute Return

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Van Kampen                 Van Kampen                Van Kampen
                                        Life Investment           Life Investment            Life Investment
                                       Trust (Class II)           Trust (Class II)          Trust (Class II)
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  -------------------------  ------------------------
                                              LIT                  LIT Growth and              LIT Mid Cap
                                     Government (Class II)       Income (Class II)          Growth (Class II)
                                   ------------------------  -------------------------  ------------------------
                                       2009         2008         2009         2008          2009         2008
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   452,148  $   238,919  $   722,806  $    204,609  $   (89,893) $  (120,435)
Net realized gains (losses).......     (68,992)     (28,126)  (2,851,884)      391,425   (1,353,353)   2,571,814
Change in unrealized gains
  (losses)........................    (471,798)    (124,036)   9,294,865   (21,097,461)   3,939,648   (6,995,598)
                                   -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     (88,642)      86,757    7,165,787   (20,501,427)   2,496,402   (4,544,219)
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     109,283       63,570      226,336       592,805       28,563       58,585
Benefit payments..................    (132,325)     (12,451)    (415,842)     (481,990)    (122,160)     (63,102)
Payments on termination...........  (1,224,182)  (1,171,019)  (4,124,919)   (7,668,474)    (833,139)    (979,375)
Loans--net........................        (414)          --          133         2,435          681          500
Policy maintenance charge.........     (20,147)     (23,928)     (69,520)      (81,631)      (3,417)      (4,243)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (1,361,309)   3,041,807     (450,961)   (4,175,197)     967,258      (39,731)
                                   -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,629,094)   1,897,979   (4,834,773)  (11,812,052)      37,786   (1,027,366)
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,717,736)   1,984,736    2,331,014   (32,313,479)   2,534,188   (5,571,585)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  11,594,340    9,609,604   36,666,813    68,980,292    4,677,023   10,248,608
                                   -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 8,876,604  $11,594,340  $38,997,827  $ 36,666,813  $ 7,211,211  $ 4,677,023
                                   ===========  ===========  ===========  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,047,635      869,545    3,915,348     4,910,873      613,401      703,537
       Units issued...............     318,768      554,827      539,889       658,380      288,002      159,494
       Units redeemed.............    (557,402)    (376,737)  (1,047,599)   (1,653,905)    (287,082)    (249,630)
                                   -----------  -----------  -----------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................     809,001    1,047,635    3,407,638     3,915,348      614,321      613,401
                                   ===========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           Wells Fargo               Wells Fargo
                                                          Variable Trust           Variable Trust
                                                           Sub-Account               Sub-Account
                                                     -----------------------  ------------------------
                                                          Wells Fargo VT           Wells Fargo VT
                                                            Advantage                 Advantage
                                                            Discovery                Opportunity
                                                     -----------------------  ------------------------
                                                        2009         2008         2009         2008
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)........................ $  (54,730) $   (93,641) $  (121,818) $    41,242
Net realized gains (losses).........................   (195,733)     388,056   (1,244,387)   1,889,646
Change in unrealized gains (losses).................  1,375,541   (3,610,738)   4,320,471   (7,323,609)
                                                     ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations...  1,125,078   (3,316,323)   2,954,266   (5,392,721)
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits............................................     22,523       58,080       71,790      108,792
Benefit payments....................................    (73,052)     (11,741)     (76,130)     (75,160)
Payments on termination.............................   (365,033)    (779,234)    (933,285)  (1,190,719)
Loans--net..........................................        522          263          124           91
Policy maintenance charge...........................     (3,583)      (4,553)      (6,631)      (7,638)
Transfers among the sub-accounts and with the Fixed
  Account--net......................................   (463,342)    (483,509)    (355,762)  (1,001,375)
                                                     ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions......................................   (881,965)  (1,220,694)  (1,299,894)  (2,166,009)
                                                     ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................    243,113   (4,537,017)   1,654,372   (7,558,730)
NET ASSETS AT BEGINNING OF PERIOD...................  3,659,823    8,196,840    7,255,131   14,813,861
                                                     ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $3,902,936  $ 3,659,823  $ 8,909,503  $ 7,255,131
                                                     ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period.........    428,867      525,944      962,386    1,158,658
       Units issued.................................     30,560       94,247       54,968       82,288
       Units redeemed...............................   (128,066)    (191,324)    (204,524)    (278,560)
                                                     ----------  -----------  -----------  -----------
   Units outstanding at end of period...............    331,361      428,867      812,830      962,386
                                                     ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

AIM Variable Insurance Funds                            The Alger American Fund (Series - O) (continued)
   AIM V. I. Basic Value                                    Alger LargeCap Growth Portfolio
   AIM V. I. Capital Appreciation                              (Class - 1-2) (Previously known as Alger
                                                               American LargeCap Growth Portfolio
AIM Variable Insurance Funds Series II                         (Class - O))
   AIM V. I. Basic Value II                                 Alger MidCap Growth Portfolio (Class - 1-2)
   AIM V. I. Capital Appreciation II                           (Previously known as Alger American
   AIM V. I. Core Equity II                                    MidCap Growth Portfolio (Class - O))
   AIM V. I. Mid Cap Core Equity II                         Alger SmallCap Growth Portfolio
                                                               (Class - 1-2) (Previously known as Alger
The Alger American Fund (Series - O)                           American SmallCap Growth Portfolio
    Alger Capital Appreciation (Class - 1-2)                   (Class - O))
       (Previously known as Alger American Capital
       Appreciation Portfolio (Class - O))              The Alger American Fund (Class - S)
    Alger Growth & Income (Class - 1-2) (Previously         Alger Capital Appreciation Portfolio
       known as Alger American Income & Growth                 (Series - S) (Previously known as Alger
       Portfolio (Class - O))                                  American Capital Appreciation Portfolio
                                                               (Class - S))

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Alger American Fund (Class - S) (continued)          J.P. Morgan Series Trust II
    Alger LargeCap Growth Portfolio (Series - S)             Small Company
       (Previously known as Alger Growth                     IT Small Cap Core Portfolio (On April 24, 2009,
       (Class - S))                                             Small Company merged into JPMorgan IT
    Alger MidCap Growth Portfolio (Class - S)                   Small Cap Core PortfolioAppreciation
       (Previously known as Alger American
       MidCap Growth Portfolio (Class - S))              Janus Aspen Series
                                                             Balanced
DWS Investments Variable Insurance Trust Funds               Flexible Bond
    DWS VIP Equity 500 Index B                               Forty Portfolio
    DWS VIP Small Cap Index B                                Janus Portfolio (Previously known as Large Cap
                                                                Growth)
DWS Variable Series I                                        Enterprise (Previously known as Mid Cap
   DWS VIP Bond A                                               Growth)
   DWS VIP Global Opportunities                              Worldwide (Previously known as Worldwide
   DWS VIP Growth and Income A                                  Growth)
   DWS VIP International
                                                         Janus Aspen Series (Service Shares)
DWS Variable Series II                                       Balanced (Service Shares)
   DWS VIP Balanced A                                        Foreign Stock (Service Shares) (For the period
                                                                beginning January 1, 2008 and ended
Federated Insurance Series                                      April 29, 2008 ) (On April 30, 2008 Foreign
    Federated Capital Income Fund II                            Stock (Service Shares) merged into
    Federated Fund for U.S. Government Securities II            International Growth (Service Shares))
    Federated High Income Bond Fund II                       Forty Portfolio (Service Shares)
                                                             INTECH Risk-Managed Core Portfolio (Service
Fidelity Variable Insurance Products Fund                       Shares)
    VIP Asset Manager                                        Overseas (Service Shares) (Previously known
    VIP Contrafund                                              as International Growth (Service Shares))
    VIP Equity-Income                                           (On April 30, 2008 Foreign Stock (Service
    VIP Growth                                                  Shares) merged into International Growth
    VIP Index 500                                               (Service Shares))
    VIP Money Market                                         Perkins Mid Cap Vale (Service Shares)
    VIP Overseas                                                (Previously known as Mid Cap Value
                                                                (Service Shares))
Fidelity Variable Insurance Products Fund                    Perkins Small Company Value (Service Shares)
(Service Class 2)                                               (Previously known as Small Company
    VIP Asset Manager (Service Class 2)                         Value (Service Shares))
    VIP Contrafund (Service Class 2)                         Worldwide (Service Shares) (Previously known
    VIP Equity-Income (Service Class 2)                         as Worldwide Growth (Service Shares))
    VIP Growth (Service Class 2)
    VIP Index 500 (Service Class 2)                      Lazard Retirement Series, Inc.
    VIP Investment Grade Bond (Service Class 2)              Emerging Markets Equity
    VIP Money Market (Service Class 2)                       International Equity
    VIP Overseas (Service Class 2)
                                                         Legg Mason Partners Variable Income Trust
Goldman Sachs Variable Insurance Trust                       Legg Mason ClearBridge Variable Fundamental
    VIT Strategic International Equity                          Value Portfolio (Previously known as
    VIT Structured Small Cap Equity Fund                        Legg Mason Variable Fundamental Value
                                                                Portfolio)


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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Legg Mason Partners Variable Income Trust            Putnam Variable Trust
(continued)                                              VT High Yield
    Legg Mason Western Asset Variable Global High        VT International Growth and Income
       Yield Bond II (Previously known as Legg
       Mason Variable Global High Yield Bond II)     RidgeWorth Capital Management, Inc
                                                         RidgeWorth Large Cap Growth Stock
Legg Mason Partners Variable Portfolios I, Inc           RidgeWorth Large Cap Value Equity
    Legg Mason ClearBridge Variable Investors
       Portfolio I (Previously known as Legg Mason   Rydex Variable Trust
       Variable Investors Portfolio I)                   Rydex VT Nasdaq 100 Strategy Fund
                                                         Rydex VT All Cap Opportunity (Previously
MFS Variable Insurance Trust                                known as Rydex Sector Rotation)
    MFS Growth
    MFS Investors Trust                              T. Rowe Price Equity Series, Inc.
    MFS New Discovery                                    T. Rowe Price Equity Income
    MFS Research                                         T. Rowe Price Mid-Cap Growth
    MFS Total Return                                     T. Rowe Price New America Growth

MFS Variable Insurance Trust (Service Class)         T. Rowe Price Equity Series, Inc. II
    MFS High Income (Service Class)                      T. Rowe Price Blue Chip Growth II
    MFS Investor Growth Stock (Service Class)           T. Rowe Price Equity Income II
    MFS Investors Trust (Service Class)
    MFS New Discovery (Service Class)                T. Rowe Price International Series, Inc.
    MFS Total Return (Service Class)                     T. Rowe Price International Stock
    MFS Utilities (Service Class)
    MFS Value (Service Class)                        The Universal Institutional Funds, Inc.
                                                         Van Kampen UIF Capital Growth
Oppenheimer Variable Account Funds                       Van Kampen UIF High Yield
(Service Shares ("SS"))                                  Van Kampen UIF Mid Cap Growth
    Oppenheimer Global Securities (SS)                   Van Kampen UIF U.S. Mid Cap Value
    Oppenheimer Main Street Small Cap Fund (SS)
    Oppenheimer MidCap Fund (SS)                     The Universal Institutional Funds, Inc. (Class II)
                                                         Van Kampen UIF Capital Growth (Class II)
Panorama Series Fund, Inc. (Service Class ("SC"))           (Previously known as Van Kampen UIF
    Oppenheimer International Growth (SC)                   Equity Growth (Class II))
                                                         Van Kampen UIF U.S. Real Estate (Class II)
PIMCO Variable Insurance
    Foreign Bond (US Dollar-Hedged)                  Van Eck Worldwide Insurance Trust
       (Previously known as Foreign Bond)                Van Eck Worldwide Multi-Mgr Alternative
    Money Market                                            (Previously known as Van Eck Worldwide
    PIMCO Real Return                                       Absolute Return
    PIMCO Total Return                                   Van Eck Worldwide Emerging Markets
    StocksPLUS(R) Growth and Income Portfolio            Van Eck Worldwide Hard Assets

Premier VIT                                          Van Kampen Life Investment Trust (Class II)
    OpCap Balanced                                       LIT Government (Class II)
    OpCap Equity                                         LIT Growth and Income (Class II)
    OpCap Renaissance                                    LIT Mid Cap Growth (Class II
    NACM Small Cap Portfolio Class 1
       (Previously known as NACM Small Cap)          Wells Fargo Variable Trust
                                                         Wells Fargo VT Advantage Discovery
                                                         Wells Fargo VT Advantage Opportunity

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The net assets are affected by the investment results of each mutual fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Financial Accounting Standards Board
(FASB) guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets and financial liabilities recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Financial assets whose values are based on the following:
         a) Quoted prices for similar assets or liabilities in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios.

   Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3.  Expenses

   Mortality and Expense Risk Charge--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

   Administrative Expense Charge--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as a redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                                                 Purchases
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Value........................................................ $1,136,746
   AIM V. I. Capital Appreciation...............................................     32,937

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Value II.....................................................    611,504
   AIM V. I. Capital Appreciation II............................................     61,641
   AIM V. I. Core Equity II.....................................................    787,885
   AIM V. I. Mid Cap Core Equity II.............................................    784,360

Investments in the The Alger American Fund Sub-Accounts:
   Alger Capital Appreciation - Class I-2 (a)...................................    939,368
   Alger Growth & Income - Class I-2 (b)........................................    458,540
   Alger LargeCap Growth - Class I-2 (c)........................................    262,120
   Alger Mid Cap Growth - Class I-2 (d).........................................  1,023,267
   Alger SmallCap Growth - Class I-2 (e)........................................  1,460,111

Investments in the The Alger American Fund (Series - S) Sub-Accounts:
   Alger Capital Appreciation - Class S (f).....................................    373,342
   Alger Large Cap Growth - Class S (g).........................................  1,173,732
   Alger Mid Cap Growth - Class S (h)...........................................    984,742

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B...................................................    679,567
   DWS Small Cap Index VIP B....................................................     96,124

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...............................................................  1,342,893
   DWS Global Opportunities VIP A...............................................    676,911
   DWS Growth and Income VIP A..................................................    239,624
   DWS International VIP A......................................................    308,330

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP B...........................................................    550,684

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II.............................................    797,201
   Federated Fund for U.S. Government Securities II.............................  3,711,180
   Federated High Income Bond Fund II...........................................  3,067,758

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager............................................................    339,267

--------
(a)Previously known as Alger American Capital Appreciation Portfolio -Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American LargeCap Growth - Class O
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S
(g)Previously known as Alger American LargeCap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Contrafund............................................................................ $ 1,928,727
   VIP Equity-Income.........................................................................   1,417,408
   VIP Growth................................................................................     593,496
   VIP Index 500.............................................................................   2,528,897
   VIP Money Market..........................................................................  18,542,413
   VIP Overseas..............................................................................   1,081,840

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................     635,011
   VIP Contrafund (Service Class 2)..........................................................   1,737,730
   VIP Equity-Income (Service Class 2).......................................................   1,538,758
   VIP Growth (Service Class 2)..............................................................     999,235
   VIP Index 500 (Service Class 2)...........................................................   3,204,962
   VIP Investment Grade Bond (Service Class 2)...............................................   8,354,323
   VIP Money Market (Service Class 2)........................................................  16,568,420
   VIP Overseas (Service Class 2)............................................................   3,102,713

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity........................................................     225,657
   VIT Structured Small Cap Equity...........................................................     322,843

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio (i)(j)...............................................   2,378,475
   Small Company (i)(k)......................................................................      39,324

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced..................................................................................   3,273,667
   Enterprise (l)............................................................................     603,624
   Flexible Bond.............................................................................   2,467,981
   Forty Portfolio...........................................................................     453,096
   Janus Portfolio (m).......................................................................     352,461
   Worldwide (n).............................................................................   1,689,022

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares).................................................................   2,123,024
   Forty Portfolio (Service Shares)..........................................................     884,048
   INTECH Risk-Managed Core Portfolio (Service Shares).......................................     211,650
   Overseas (Service Shares) (o).............................................................   3,379,718

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(l)Previously known as Mid Cap Growth
(m)Previously known as Large Cap Growth
(n)Previously known as Worldwide Growth
(o)Previously known as International Growth (Service Shares)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                             ----------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts (continued):
   Perkins Mid Cap Value Portfolio (Service Shares) (p)..................................... $1,330,376
   Perkins Small Company Value Portfolio (Service Shares) (q)(r)............................    171,137
   Worldwide (Service Shares) (s)...........................................................    225,897

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................    896,786
   International Equity.....................................................................    201,898

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio I (t)........................    423,489
   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II (u)................  2,242,260

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio I (v)................................    469,793

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................    216,652
   MFS Investors Trust......................................................................    695,868
   MFS New Discovery........................................................................    646,006
   MFS Research.............................................................................    112,776
   MFS Total Return.........................................................................  1,221,405

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................    945,886
   MFS Investor Growth Stock (Service Class)................................................    570,017
   MFS Investors Trust (Service Class)......................................................    416,101
   MFS New Discovery (Service Class)........................................................  1,311,082
   MFS Total Return (Service Class).........................................................  1,218,058
   MFS Utilities (Service Class)............................................................    841,942
   MFS Value (Service Class)................................................................    539,095

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................  1,662,386
   Oppenheimer Main Street Small Cap Fund (SS)..............................................  1,831,403
   Oppenheimer MidCap Fund (SS).............................................................    159,878

--------
(p)Previously known as Mid Cap Value (Service Shares)
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio
(u)Previously known as Legg Mason Variable Global High Yield Bond II
(v)Previously known as Legg Mason Variable Investors Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)............................................ $   341,989

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..................................................   6,936,134
   Money Market.....................................................................  26,078,441
   PIMCO Real Return................................................................   4,655,919
   PIMCO Total Return...............................................................  28,269,640
   StocksPLUS(R) Growth and Income Portfolio (w)....................................     203,942

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap Portfolio Class I (x).............................................     490,373
   OpCap Balanced (k)...............................................................     516,698
   OpCap Equity (k).................................................................      80,171

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield....................................................................     799,683
   VT International Growth and Income...............................................     250,914

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Growth Stock (k)............................................      51,023
   RidgeWorth Large Cap Value Equity (k)............................................      43,057

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT All-Cap Opportunity (y).................................................     437,307
   Rydex VT Nasdaq 100 Strategy Fund................................................     331,224

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income......................................................   1,167,277
   T. Rowe Price Mid-Cap Growth.....................................................      75,910
   T. Rowe Price New America Growth.................................................     677,806

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II................................................     353,413
   T. Rowe Price Equity Income II...................................................   2,656,892

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock................................................     717,404

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth....................................................     469,965

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap
(y)Previously known as Rydex Sector Rotation

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                       Purchases
                                                                                      ------------
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts (continued):
   Van Kampen UIF High Yield......................................................... $    498,393
   Van Kampen UIF Mid Cap Growth.....................................................      751,202
   Van Kampen UIF U.S. Mid Cap Value.................................................    1,317,569

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)..........................................      307,332
   Van Kampen UIF U.S. Real Estate (Class II)........................................    2,598,186

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Multi-Mgr Alternative-(Class I) (z).............................    1,009,089
   Van Eck Worldwide Emerging Markets................................................    3,432,277
   Van Eck Worldwide Hard Assets.....................................................    6,203,100

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Government (Class II).........................................................    2,220,298
   LIT Growth and Income (Class II)..................................................    4,470,321
   LIT Mid Cap Growth (Class II).....................................................    2,239,539

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage Discovery................................................      165,412
   Wells Fargo VT Advantage Opportunity..............................................      277,339
                                                                                      ------------
                                                                                      $221,983,787
                                                                                      ============

--------
(z)Previously known as Van Eck Worldwide Absolute Return

5.  Financial Highlights

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts:
   AIM V. I. Basic Value
   2009.................... 1,285   $ 8.42 -  8.82    $11,154       1.58%     1.25 - 2.05%  44.97 -  46.16%
   2008.................... 1,524     5.81 -  6.03      9,082       0.84      1.25 - 2.05  -52.76 - -52.37
   2007.................... 1,809    12.29 - 12.67     22,698       0.57      1.25 - 2.05   -0.55 -   0.28
   2006.................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 -  11.80
   2005.................... 2,276    11.15 - 11.30     25,613       0.09      1.25 - 2.05    3.57 -   4.43

   AIM V. I. Capital Appreciation
   2009....................    71     7.55 -  7.73        541       0.61      1.35 - 2.05   18.60 -  19.44
   2008....................    76     6.37 -  6.47        490       0.00      1.35 - 2.05  -43.67 - -43.27
   2007....................    79    11.31 - 11.40        900       0.00      1.35 - 2.05    9.71 -  10.49
   2006 (ae)...............    96    10.31 - 10.32        993       0.12      1.35 - 2.05    3.08 -   3.19

Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
   AIM V. I. Basic Value II
   2009....................   772     8.13 -  8.61      6,571       1.12      1.35 - 2.30   44.34 -  45.74
   2008....................   940     5.63 -  5.91      5,501       0.49      1.35 - 2.30  -53.01 - -52.55
   2007....................   949    11.99 - 12.45     11,713       0.31      1.35 - 2.30   -0.98 -  -0.01
   2006.................... 1,139    12.11 - 12.45     14,094       0.14      1.35 - 2.30   10.35 -  11.42
   2005.................... 1,007    10.97 - 11.18     11,203       0.00      1.35 - 2.30    3.01 -   4.01

   AIM V. I. Capital Appreciation II
   2009....................   210     8.10 -  8.58      1,781       0.25      1.35 - 2.30   17.94 -  19.09
   2008....................   244     6.87 -  7.20      1,737       0.00      1.35 - 2.30  -43.95 - -43.40
   2007....................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 -  10.22
   2006....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -   4.63
   2005....................   233    10.83 - 11.04      2,556       0.00      1.35 - 2.30    6.09 -   7.12

--------
(ae)For the period beginning November 3, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Core Equity II
   2009....................   522   $ 9.62 -  9.97    $ 5,166       1.48%     1.35 - 2.30%  25.04 -  26.25%
   2008....................   613     7.70 -  7.90      4,820       1.80      1.35 - 2.30  -31.93 - -31.26
   2007....................   688    11.31 - 11.49      7,875       1.01      1.35 - 2.30    5.38 -   6.41
   2006 (af)...............   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30    7.30 -   8.00

   AIM V. I. Mid Cap Core Equity II
   2009....................   864    11.68 - 12.37     10,558       0.96      1.35 - 2.30   26.87 -  28.10
   2008.................... 1,027     9.21 -  9.66      9,812       1.20      1.35 - 2.30  -30.32 - -29.64
   2007.................... 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30    6.76 -   7.80
   2006.................... 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30    8.44 -   9.49
   2005....................   919    11.42 - 11.63     10,635       0.37      1.35 - 2.30    4.81 -   5.82

Investments in the The
  Alger American Fund
  Sub-Accounts:
   Alger Capital Appreciation - Class I-2 (a)
   2009.................... 1,046     7.99 - 18.28     12,891       0.00      1.25 - 1.80   48.41 -  49.23
   2008.................... 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82
   2007.................... 1,641     9.99 - 22.61     25,316       0.00      1.25 - 1.80   31.14 -  31.87
   2006.................... 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80   17.14 -  17.79
   2005.................... 1,732     6.51 - 14.56     18,242       0.00      1.25 - 1.80   12.41 -  13.03

   Alger Growth & Income - Class I-2 (b)
   2009....................   752     6.50 - 11.60      6,827       2.39      1.25 - 1.80   29.82 -  30.53
   2008....................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22
   2007.................... 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80    8.16 -   8.76
   2006.................... 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80    7.36 -   7.96
   2005.................... 1,910     7.25 - 12.67     21,089       1.08      1.25 - 1.80    1.60 -   2.16

   Alger Large Cap Growth - Class I-2 (c)
   2009....................   977     6.57 - 11.21      8,817       0.64      1.25 - 1.80   44.94 -  45.74
   2008.................... 1,163     4.53 -  7.69      7,312       0.23      1.25 - 1.80  -47.12 - -46.82
   2007.................... 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80   17.79 -  18.45
   2006.................... 1,697     7.27 - 12.21     17,538       0.12      1.25 - 1.80    3.28 -   3.85
   2005.................... 2,162     7.04 - 11.76     22,037       0.22      1.25 - 1.80   10.04 -  10.65

--------
(a)Previously known as Alger American Capital Appreciation Portfolio - Class O
(b)Previously known as Alger American Income & Growth Portfolio - Class O
(c)Previously known as Alger American Large Cap Growth - Class O
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger American Fund
  Sub-Accounts
  (continued):
   Alger Mid Cap Growth - Class I-2 (d)
   2009...................... 1,405   $ 8.88 - 16.09    $16,508       0.00%     1.25 - 1.80%  49.00 -  49.82%
   2008...................... 1,605     5.96 - 10.74     12,758       0.16      1.25 - 1.80  -59.10 - -58.87
   2007...................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80   29.20 -  29.92
   2006...................... 2,206    11.28 - 20.10     34,151       0.00      1.25 - 1.80    8.18 -   8.78
   2005...................... 2,641    10.42 - 18.48     38,590       0.00      1.25 - 1.80    7.87 -   8.46
   Alger SmallCap Growth Class I-2 (e)
   2009...................... 1,117     6.77 - 11.35     10,733       0.00      1.25 - 1.80   42.91 -  43.70
   2008...................... 1,184     4.73 -  7.90      7,902       0.00      1.25 - 1.80  -47.56 - -47.27
   2007...................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80   15.14 -  15.78
   2006...................... 1,482     7.84 - 12.94     16,243       0.00      1.25 - 1.80   17.88 -  18.53
   2005...................... 1,712     6.65 - 10.91     16,121       0.00      1.25 - 1.80   14.80 -  15.43

Investments in the The Alger
  American Fund
  (Series - S) Sub-Accounts:
   Alger Capital Appreciation - Class S (f)
   2009......................   281    13.45 - 14.24      3,955       0.00      1.35 - 2.30   47.22 -  48.65
   2008......................   352     9.14 -  9.58      3,340       0.00      1.35 - 2.30  -46.53 - -46.00
   2007......................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30   30.12 -  31.39
   2006......................   400    13.13 - 13.51      5,365       0.00      1.35 - 2.30   16.23 -  17.36
   2005......................   256    11.30 - 11.51      2,936       0.00      1.35 - 2.30   11.54 -  12.62

   Alger Large Cap Growth - Class S (g)
   2009......................   819     9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26
   2008......................   967     6.82 -  7.20      7,547       0.00      1.35 - 2.45  -47.61 - -47.02
   2007...................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45   16.69 -  18.01
   2006...................... 1,160    11.15 - 11.52     14,604       0.00      1.35 - 2.45    2.34 -   3.49
   2005...................... 1,161    10.90 - 11.13     14,221       0.12      1.35 - 2.45    8.99 -  10.21

   Alger Mid Cap Growth - Class S (h)
   2009......................   937     9.31 -  9.86      9,116       0.00      1.35 - 2.30   47.83 -  49.27
   2008...................... 1,052     6.30 -  6.60      6,871       0.00      1.35 - 2.30  -59.43 - -59.03
   2007...................... 1,075    15.52 - 16.12     17,169       0.00      1.35 - 2.30   28.24 -  29.49
   2006...................... 1,173    12.11 - 12.45     14,499       0.00      1.35 - 2.30    7.36 -   8.41
   2005......................   907    11.27 - 11.48     10,371       0.00      1.35 - 2.30    7.03 -   8.07

--------
(d)Previously known as Alger American MidCap Growth Portfolio - Class O
(e)Previously known as Alger American SmallCap Growth Portfolio - Class O
(f)Previously known as Alger American Capital Appreciation Portfolio - Class S
(g)Previously known as Alger American Large Cap Growth Portfolio - Class S
(h)Previously known as Alger American MidCap Growth Portfolio - Class S

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP B
   2009..................   240   $11.73 - 12.30    $ 2,918       2.79%     1.35 - 2.05%  23.44 -  24.33%
   2008..................   220     9.50 -  9.89      2,150       2.14      1.35 - 2.05  -38.63 - -38.19
   2007..................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05    2.87 -   3.61
   2006..................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05   12.89 -  13.69
   2005..................   281    13.33 - 13.59      3,799       1.36      1.35 - 2.05    2.28 -   3.01

   DWS Small Cap Index VIP B
   2009..................    45    14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57
   2008..................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21
   2007..................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05   -4.18 - - 3.49
   2006..................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05   14.79 -  15.61
   2005..................    81    16.18 - 16.49      1,333       0.44      1.35 - 2.05    2.59 -   1.87

Investments in the DWS
  Series I Sub-Accounts:
   DWS Bond VIP A
   2009..................   600    11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70
   2008..................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80
   2007..................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80    2.31 -   2.88
   2006.................. 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80    2.85 -   3.42
   2005.................. 1,327    12.54 - 13.22     17,730       3.74      1.25 - 1.80    0.78 -   1.33

   DWS Global Opportunities VIP A
   2009..................   576    10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36
   2008..................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59
   2007..................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80    7.37 -   7.97
   2006..................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80   19.91 -  20.57
   2005..................   909    10.94 - 20.36     14,079       0.55      1.25 - 1.80   16.09 -  16.72

   DWS Growth and Income VIP A
   2009..................   198     7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48
   2008..................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08
   2007..................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80   -0.46 -   0.09
   2006..................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80   11.61 -  12.22
   2005..................   366     8.85 - 10.11      3,539       1.28      1.25 - 1.80    4.18 -   4.75

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Series I Sub-Accounts
  (continued):
   DWS International VIP A
   2009......................   349   $  7.21 -10.66    $ 2,995        4.90%    1.25 - 1.80%  31.14 -  31.86%
   2008......................   517     5.50 -  8.08      3,363        1.41     1.25 - 1.80  -49.14 - -48.86
   2007......................   504    10.81 - 15.80      6,646        2.70     1.25 - 1.80   12.53 -  13.16
   2006......................   569     9.61 - 13.97      6,680        1.74     1.25 - 1.80   23.67 -  24.35
   2005......................   490     7.77 - 11.23      4,671        1.61     1.25 - 1.80   14.10 -  14.73

Investments in the DWS
  Series II Sub-Accounts:
   DWS Balanced VIP A
   2009......................   533    10.19 - 10.45      5,512        3.77      1.25 -1.80    21.23 - 21.90
   2008......................   672     8.40 -  8.58      5,723        4.45     1.25 - 1.80  -28.63 - -28.24
   2007......................   911    11.78 - 11.95     10,829        3.46     1.25 - 1.80    2.96 -   3.53
   2006...................... 1,216    11.44 - 11.54     13,998        2.56     1.25 - 1.80    8.28 -   8.88
   2005 (ag)................. 1,517    10.56 - 10.60     16,065        0.00     1.25 - 1.80    5.62 -   6.02

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Capital Income Fund II
   2009......................   419     8.83 - 10.21      4,498        5.82     1.25 - 1.80   25.99 -  26.68
   2008......................   447     7.01 -  8.06      3,846        5.96     1.25 - 1.80  -21.80 - -21.37
   2007......................   505     8.97 - 10.25      5,623        5.59     1.25 - 1.80    2.17 -   2.74
   2006......................   676     8.78 -  9.98      7,411        5.78     1.25 - 1.80   13.58 -  14.21
   2005......................   769     7.73 -  8.74      7,537        5.48     1.25 - 1.80    4.39 -   4.97

   Federated Fund for U.S. Government Securities II
   2009...................... 1,604    13.83 - 15.14     23,714        5.12     1.25 - 1.80    3.33 -   3.90
   2008...................... 1,973    13.39 - 14.57     28,120        5.20     1.25 - 1.80    2.42 -   2.98
   2007...................... 2,265    13.07 - 14.15     31,456        3.97     1.25 - 1.80    4.38 -   4.96
   2006...................... 2,044    12.52 - 13.48     27,755        4.43     1.25 - 1.80    2.29 -   2.85
   2005...................... 2,656    12.24 - 13.10     35,338        4.27     1.25 - 1.80    0.21 -   0.76

   Federated High Income Bond Fund II
   2009...................... 1,055    14.44 - 14.75     16,181       11.42     1.25 - 1.80   50.13 -  50.95
   2008...................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91
   2007...................... 1,600    13.23 - 13.37     22,372        8.36     1.25 - 1.80    1.57 -   2.14
   2006...................... 1,914    13.03 - 13.09     26,267        8.51     1.25 - 1.80    8.83 -   9.43
   2005...................... 2,157    11.96 - 11.97     27,425        8.43     1.25 - 1.80    0.83 -   1.38

--------
(ag)For the period beginning April 29, 2005 and ended December 31, 2005

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Asset Manager
   2009.....................   555   $10.54 - 12.99    $ 7,755       2.19%     1.25 - 1.80%  26.81 -  27.51%
   2008.....................   685     8.31 - 10.19      7,527       2.54      1.25 - 1.80  -29.99 - -29.60
   2007.....................   830    11.87 - 14.47     13,085       5.98      1.25 - 1.80   13.43 -  14.06
   2006..................... 1,018    10.47 - 12.69     14,251       2.88      1.25 - 1.80    5.41 -   5.99
   2005..................... 1,285     9.93 - 11.97     17,045       2.73      1.25 - 1.80    2.19 -   2.76

   VIP Contrafund
   2009..................... 3,178    11.28 - 16.39     47,725       1.32      1.25 - 1.80   33.29 -  34.02
   2008..................... 3,535     8.46 - 12.23     40,235       0.93      1.25 - 1.80  -43.54 - -43.23
   2007..................... 4,241    14.99 - 21.54     86,547       0.88      1.25 - 1.80   15.48 -  16.12
   2006..................... 5,056    12.98 - 18.55     90,482       1.28      1.25 - 1.80    9.73 -  10.33
   2005..................... 5,650    11.83 - 16.81     93,940       0.28      1.25 - 1.80   14.86 -  15.49

   VIP Equity-Income
   2009..................... 1,664    10.39 - 12.04     24,584       2.09      1.25 - 1.80   27.89 -  28.59
   2008..................... 1,976     8.12 -  9.37     22,743       2.22      1.25 - 1.80  -43.68 - -43.37
   2007..................... 2,639    14.43 - 16.54     53,256       1.68      1.25 - 1.80   -0.29 -   0.26
   2006..................... 3,284    14.47 - 16.50     66,863       3.26      1.25 - 1.80   18.06 -  18.70
   2005..................... 3,908    12.26 - 13.90     68,010       1.68      1.25 - 1.80    3.98 -   4.55

   VIP Growth
   2009..................... 2,027     5.49 -  9.53     18,478       0.41      1.25 - 1.80   26.00 -  26.69
   2008..................... 2,282     4.36 -  7.52     17,121       0.78      1.25 - 1.80  -48.11 - -47.83
   2007..................... 2,650     8.39 - 14.42     38,988       0.84      1.25 - 1.80   24.69 -  25.38
   2006..................... 3,053     6.73 - 11.50     37,182       0.41      1.25 - 1.80    4.95 -   5.53
   2005..................... 3,680     6.41 - 10.90     43,527       0.51      1.25 - 1.80    3.92 -   4.49

   VIP Index 500
   2009..................... 3,134     7.61 - 10.72     29,106       2.33      1.25 - 1.80   24.35 -  25.03
   2008..................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78
   2007..................... 4,599     9.90 - 13.78     56,360       3.62      1.25 - 1.80    3.55 -   4.12
   2006..................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 -  14.30
   2005..................... 6,386     8.41 - 11.58     67,773       1.81      1.25 - 1.80    2.96 -   3.53

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts (continued):
   VIP Money Market
   2009..................... 3,577   $11.12 - 12.64    $44,205       0.76%     1.25 - 1.80%   -1.08 - -0.53%
   2008..................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75
   2007..................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -   3.91
   2006..................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -   3.58
   2005..................... 3,979    10.43 - 11.60     46,171       3.05      1.25 - 1.80    1.20 -   1.76

   VIP Overseas
   2009..................... 1,192     8.62 - 12.67     13,467       2.00      1.25 - 1.80   24.27 -  24.96
   2008..................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50
   2007..................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 -  15.85
   2006..................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 -  16.62
   2005..................... 1,685     9.41 - 13.53     22,304       0.61      1.25 - 1.80   16.93 -  17.57

Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2009.....................   411    10.47 - 11.19      4,536       2.03      1.35 - 2.45   25.61 -  27.02
   2008.....................   482     8.34 -  8.81      4,201       2.47      1.35 - 2.45  -30.65 - -29.87
   2007.....................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 -  13.61
   2006.....................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -   5.69
   2005.....................   476    10.24 - 10.46      4,954       1.93      1.35 - 2.45    1.25 -   2.38

   VIP Contrafund (Service Class 2)
   2009..................... 2,144    11.90 - 12.60     26,679       1.08      1.35 - 2.30   32.35 -  33.64
   2008..................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47
   2007..................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 -  15.71
   2006..................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -   9.93
   2005..................... 1,984    12.87 - 13.11     25,877       0.06      1.35 - 2.30   13.97 -  15.08

   VIP Equity-Income (Service Class 2)
   2009..................... 2,331     9.03 -  9.65     22,298       1.91      1.35 - 2.45   26.70 -  28.13
   2008..................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59
   2007..................... 3,047    12.77 - 13.34     40,490       1.58      1.35 - 2.45   -1.22 - - 0.10
   2006..................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45   17.00 -  18.31
   2005..................... 2,630    11.05 - 11.54     29,743       1.22      1.35 - 2.45    2.99 -   4.15

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Growth (Service Class 2)
   2009..................... 1,176   $ 8.31 -  8.80    $11,501       0.19%     1.35 - 2.30%  25.02 -  26.24%
   2008..................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02
   2007..................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30   23.73 -  24.94
   2006..................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30    4.13 -   5.14
   2005..................... 1,633    10.02 - 13.19     19,097       0.25      1.35 - 2.30    3.08 -   4.08

   VIP Index 500 (Service Class 2)
   2009..................... 2,960     9.48 - 10.04     29,365       2.19      1.35 - 2.30   23.40 -  24.60
   2008..................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01
   2007..................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30    2.75 -   3.75
   2006..................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30   12.79 -  13.88
   2005..................... 3,054    10.80 - 11.00     33,451       0.95      1.35 - 2.30    2.16 -   3.15

   VIP Investment Grade Bond (Service Class 2)
   2009..................... 3,380    11.10 - 11.75     40,732       8.34      1.35 - 2.30   12.81 -  13.91
   2008..................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 - - 4.76
   2007..................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30    1.68 -   2.67
   2006..................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30    1.75 -   2.73
   2005..................... 3,930    10.08 - 10.27     42,498       3.12      1.35 - 2.30   -0.44 -   0.52

   VIP Money Market (Service Class 2)
   2009..................... 4,575    10.25 - 10.85     49,017       0.50      1.35 - 2.30   -1.84 - - 0.88
   2008..................... 5,383    10.36 - 10.95     58,300       2.77      1.35 - 2.45    0.25 -   1.38
   2007..................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45    2.37 -   3.53
   2006..................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45    2.07 -   3.21
   2005..................... 3,564     9.89 - 10.10     35,844       2.86      1.35 - 2.45    0.27 -   1.39

   VIP Overseas (Service Class 2)
   2009..................... 2,212    11.07 - 11.83     26,123       1.77      1.35 - 2.45   23.13 -  24.52
   2008..................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72
   2007..................... 2,661    16.45 - 17.18     45,858       2.99      1.35 - 2.45   14.17 -  15.46
   2006..................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19
   2005..................... 1,374    12.54 - 13.57     17,935       0.33      1.35 - 2.45   15.88 -  17.18

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
   VIT Strategic International Equity
   2009....................   236   $ 9.24 -  9.43    $ 2,217       1.80%     1.40 - 1.60%  26.64 -  26.90%
   2008....................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23
   2007....................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006....................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41
   2005....................   466    10.75 - 10.89      5,059       0.33      1.40 - 1.60   11.90 -  12.13

   VIT Structured Small Cap Equity
   2009....................   127    13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90
   2008....................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76
   2007....................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006....................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71
   2005....................   235    18.04 - 18.26      4,280       0.20      1.40 - 1.60    4.39 -   4.60

Investments in the J.P.
  Morgan Series Trust II
  Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio
   2009 (i)(j).............   141    12.33 - 12.59      1,769       0.44      1.40 - 1.60   29.13 -  29.31

   Small Company
   2009 (i)(k).............    --      N/A - N/A           --       0.95      1.40 - 1.60   -6.58 - - 6.53
   2008....................   170    10.22 - 10.41      1,762       0.21      1.40 - 1.60  -33.07 - -32.93
   2007....................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 - - 6.99
   2006....................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41
   2005....................   344    14.54 - 14.72      5,036       0.00      1.40 - 1.60    1.78 -   1.98

Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2009.................... 1,747    12.64 - 19.49     33,433       2.90      1.25 - 1.80   23.64 -  24.32
   2008.................... 2,015    10.22 - 15.68     31,673       2.61      1.25 - 1.80  -17.34 - -16.88
   2007.................... 2,514    12.36 - 18.86     48,451       2.51      1.25 - 1.80    8.55 -   9.16
   2006.................... 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80    8.75 -   9.35
   2005.................... 3,776    10.47 - 15.81     63,190       2.17      1.25 - 1.80    6.03 -   6.61

--------
(i)On April 24, 2009, Small Company merged to JPMorgan IT Small Cap Core Portfolio Appreciation
(j)For the period beginning April 25, 2009 and ended December 31, 2009
(k)For the period beginning January 1, 2009 and ended April 24, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts (continued):
   Enterprise (l)
   2009..................... 1,430   $ 5.11 - 14.85    $18,387       0.00%     1.25 -1.80 %  42.24 -  43.03%
   2008..................... 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42
   2007..................... 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80   19.85 -  20.52
   2006..................... 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80   11.59 -  12.20
   2005..................... 2,132     4.86 - 13.81     29,155       0.00      1.25 - 1.80   10.31 -  10.92

   Flexible Bond
   2009.....................   961    15.91 - 17.35     16,680       4.36      1.25 - 1.80   11.20 -  11.81
   2008..................... 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71
   2007..................... 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80    5.12 -   5.70
   2006..................... 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80    2.36 -   2.93
   2005..................... 1,632    12.77 - 13.62     23,311       5.35      1.25 - 1.80    0.19 -   0.74

   Forty Portfolio
   2009.....................   346    14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36
   2008.....................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91
   2007.....................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05   34.17 -  35.13
   2006.....................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05    7.11 -   7.87
   2005.....................   540    12.53 - 12.68      6,835       0.21      1.35 - 2.05   10.54 -  11.33

   Janus Portfolio (m)
   2009..................... 1,315     5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66
   2008..................... 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47
   2007..................... 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80   13.03 -  32.70
   2006..................... 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80    9.40 -  10.00
   2005..................... 2,815     6.04 - 10.61     34,630       0.31      1.25 - 1.80     2.43 -  3.00

--------
(l)Previously known as Mid Cap Growth
(m)Previously known as Large Cap Growth

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts (continued):
   Worldwide (n)
   2009..................... 1,540   $ 5.46 - 10.13    $16,733       1.33%     1.25 - 1.80%  35.24 -  35.99%
   2008..................... 1,562     4.04 -  7.45     13,547       1.16      1.25 - 1.80  -45.65 - -45.35
   2007..................... 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80    7.66 -   8.26
   2006..................... 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80   16.10 -  16.74
   2005..................... 3,021     5.95 - 10.79     39,276       1.27      1.25 - 1.80    3.98 -   4.55

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2009.....................   743    12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89
   2008.....................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19
   2007.....................   928    12.88 - 13.37     12,314       2.30      1.35 - 2.30    7.74 -   8.79
   2006..................... 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -   8.93
   2005.....................   701    11.08 - 11.28      7,877       2.46      1.35 - 2.30    5.19 -   6.21

   Foreign Stock (Service Shares)
   2008 (aa)(ab)............    --       NA - NA            --       0.00        --  -  --       NA - NA
   2007.....................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30    15.52 - 16.78
   2006.....................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30    15.35 - 16.60
   2005.....................   905    11.64 - 12.53     11,289       0.87      1.25 - 2.30     3.80 -  4.92

   Forty Portfolio (Service Shares)
   2009.....................   449    13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04
   2008.....................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06
   2007.....................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 -  34.78
   2006.....................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -   7.65
   2005.....................   294    12.53 - 12.76      3,728       0.01      1.35 - 2.30    9.98 -  11.04

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2009.....................   313    10.19 - 10.79      3,331       1.04      1.35 - 2.30   19.74 -  20.90
   2008.....................   382     8.51 -  8.93      3,374       0.66      1.35 - 2.30  -37.71 - -37.10
   2007.....................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -   4.69
   2006.....................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -   9.28
   2005.....................   428    12.18 - 12.41      5,282       9.13      1.35 - 2.30    8.37 -   9.42

--------
(n)Previously known as Worldwide Growth
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                 For the year ended December 31,
                           ----------------------------------- ------------------------------------------
                                    Accumulation
                           Units     Unit Value     Net Assets  Investment     Expense         Total
                           (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts
  (continued):
   Overseas (Service Shares) (o)
   2009...................   855   $11.80 - 13.25    $10,993       0.40%     1.25 - 2.30%  74.95 -  76.85%
   2008 (ab)(ac)..........   783     6.75 -  7.49      5,721       5.17      1.25 - 2.30    0.00 -   0.00

   Perkins Mid Cap Value Portfolio (Service Shares) (p)
   2009................... 1,254    12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13
   2008................... 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87
   2007................... 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -   5.72
   2006................... 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 -  13.52
   2005................... 1,278    12.04 - 12.27     15,611       5.90      1.35 - 2.30    7.48 -   8.52

   Perkins Small Company Value Portfolio (Service Shares) (q)
   2009 (r)...............    --      N/A - N/A           --       0.32      1.35 - 2.70   -5.66 -  -5.22
   2008...................   510     7.45 -  7.72      3,908       0.00      1.35 - 2.30  -37.39 - -36.78
   2007...................   574    11.91 - 12.22      6,978       1.13      1.35 - 2.30   -8.28 -  -7.39
   2006...................   552    12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 -  29.82
   2005 (ag)..............   189    10.91 - 10.97      2,067       0.00      1.35 - 2.20    9.10 -   9.74

   Worldwide (Service Shares) (s)
   2009...................   171     8.07 -  8.57      1,528       1.23      1.35 - 2.05   34.59 -  35.55
   2008...................   196     6.00 -  6.32      1,296       0.95      1.35 - 2.05  -45.94 - -45.55
   2007...................   267    11.10 - 11.61      3,265       0.57      1.35 - 2.05    7.11 -   7.88
   2006...................   279    10.36 - 10.76      3,141       1.56      1.35 - 2.05   15.53 -  16.35
   2005...................   295     8.97 -  9.25      2,852       1.17      1.35 - 2.05    3.41 -   4.15

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2009...................   240    35.03 - 37.18      8,038       2.73      1.35 - 2.05   66.37 -  67.56
   2008...................   278    21.05 - 22.19      5,559       2.13      1.35 - 2.05  -49.78 - -49.42
   2007...................   351    41.92 - 43.87     13,887       1.13      1.35 - 2.05   30.56 -  31.50
   2006...................   416    32.11 - 33.36     12,546       0.49      1.35 - 2.05   27.29 -  28.20
   2005...................   465    25.22 - 26.02     10,945       0.31      1.35 - 2.05   37.90 -  38.88

--------
(o)Previously known as International Growth (Service Shares)
(p)Previously known as Mid Cap Value (Service Shares)
(q)Previously known as Small Company Value (Service Shares)
(r)For the period beginning January 1, 2009 and ended April 30, 2009
(s)Previously known as Worldwide Growth (Service Shares)
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ac)For the period beginning April 30, 2008 and ended December 31, 2008
(ag)For the period beginning April 29, 2005 and ended December 31, 2005

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts (continued):
   International Equity
   2009.....................   127   $ 9.97 - 10.17    $ 1,285       2.44%     1.40 - 1.60%  19.53 -  19.77%
   2008.....................   156     8.34 -  8.49      1,317       1.09      1.40 - 1.60  -38.02 - -37.89
   2007.....................   207    13.45 - 13.67      2,812       2.46      1.40 - 1.60    9.02 -   9.24
   2006.....................   231    12.34 - 12.52      2,871       1.05      1.40 - 1.60   20.59 -  20.83
   2005.....................   221    10.23 - 10.36      2,281       0.90      1.40 - 1.60    8.90 -   9.11

Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio I (t)
   2009.....................   839     7.40 -  7.59      6,340       1.25      1.35 - 2.30   26.38 -  27.61
   2008.....................   968     5.85 -  5.95      5,745       1.61      1.35 - 2.30  -38.04 - -37.43
   2007 (ah)(aj)(ak)........ 1,198     9.45 -  9.51     11,379       2.53      1.35 - 2.30   -5.54 -  -4.91

   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II (u)
   2009..................... 1,550    11.69 - 12.38     18,964       8.90      1.35 - 2.30   51.29 -  52.76
   2008..................... 2,077     7.73 -  8.10     16,664       9.73      1.35 - 2.30  -32.48 - -31.82
   2007..................... 2,484    11.44 - 11.89     29,280       6.79      1.35 - 2.30   -2.63 -  -1.68
   2006..................... 2,617    11.75 - 12.09     31,430       6.63      1.35 - 2.30    7.81 -   8.86
   2005..................... 1,814    10.90 - 11.10     20,052       8.28      1.35 - 2.30    1.17 -   2.15

--------
(t)Previously known as Legg Mason Variable Fundamental Value Portfolio
(u)Previously known as Legg Mason Variable Global High Yield Bond II
(ah)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(aj)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value
(ak)For the period beginning May 1, 2007 and ended December 31, 2007

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio I (v)
   2009....................   871   $ 7.41 - 10.80    $ 8,627       1.74%     1.25 - 2.30%  21.64 -  22.95%
   2008.................... 1,070     6.09 -  8.78      8,643       1.22      1.25 - 2.30  -37.11 - -36.42
   2007 (ak)(am)........... 1,326     9.68 - 13.81     16,942       1.31      1.25 - 2.30   -3.15 -   2.60
   2006.................... 1,169    13.13 - 13.46     15,626       1.60      1.25 - 2.15   15.72 -  16.79
   2005.................... 1,250    11.35 - 11.53     14,351       1.14      1.25 - 2.15    4.24 -   5.22

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009....................   469     5.53 - 11.59      3,974       0.32      1.25 - 1.80   35.22 -  35.97
   2008....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 - -38.20
   2007....................   626     6.65 - 13.80      6,462       0.00      1.25 - 1.80   19.00 -  19.66
   2006....................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80    5.97 -   6.56
   2005....................   843     5.27 - 10.82      7,070       0.00      1.25 - 1.80    7.25 -   7.84

   MFS Investors Trust
   2009....................   427     8.59 - 10.67      4,031       1.54      1.25 - 1.80   24.63 -  25.32
   2008....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91
   2007....................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80    8.33 -   8.93
   2006....................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80   10.98 -  11.59
   2005....................   639     8.72 - 10.60      6,365       0.55      1.25 - 1.80    5.40 -   5.98

   MFS New Discovery
   2009....................   698     8.53 - 18.81      7,906       0.00      1.25 - 1.80   60.27 -  61.16
   2008....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08
   2007....................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80    0.68 -   1.24
   2006....................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80   11.20 -  11.81
   2005.................... 1,108     7.98 - 17.21     12,174       0.00      1.25 - 1.80    3.37 -   3.94

--------
(v)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning May 1, 2007 and ended December 31, 2007
(am)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
   MFS Research
   2009.....................   199   $ 7.28 - 11.00    $ 1,944       1.36%     1.25 - 1.80%  28.22 -  28.92%
   2008.....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88
   2007.....................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80   11.17 -  11.79
   2006.....................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80    8.51 -   9.11
   2005.....................   381     7.50 - 11.09      3,910       0.51      1.25 - 1.80    5.88 -   6.46

   MFS Total Return
   2009..................... 1,226    12.92 - 15.00     17,211       3.70      1.25 - 1.80   15.92 -  16.56
   2008..................... 1,477    11.15 - 12.87     17,924       3.33      1.25 - 1.80  -23.52 - -23.10
   2007..................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80    2.35 -   2.91
   2006..................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80    9.90 -  10.51
   2005..................... 2,595    12.96 - 14.71     36,627       1.98      1.25 - 1.80    0.99 -   1.55

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2009.....................   581    11.10 - 11.75      6,746       8.17      1.35 - 2.30   41.88 -  43.26
   2008.....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63
   2007.....................   894    11.22 - 11.66     10,323       7.27      1.35 - 2.30   -0.81 -   0.16
   2006.....................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -   8.51
   2005.....................   818    10.53 - 10.72      8,733       6.45      1.35 - 2.30   -0.29 -   0.68

   MFS Investor Growth Stock (Service Class)
   2009.....................   987    10.06 - 10.65     10,397       0.43      1.35 - 2.30   35.90 -  37.22
   2008..................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83
   2007..................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -   9.52
   2006..................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -   5.86
   2005.....................   806    10.57 - 10.77      8,636       0.03      1.35 - 2.30    1.84 -   2.82

   MFS Investors Trust (Service Class)
   2009.....................   187    10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85
   2008.....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16
   2007.....................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -   8.54
   2006.....................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 -  11.18
   2005.....................   205    11.20 - 11.41      2,323       0.27      1.35 - 2.30    5.58 -  12.05

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
   MFS New Discovery (Service Class)
   2009.....................   520   $10.49 - 10.72    $ 5,691       0.00%     1.35 - 2.30%  59.18 -  60.72%
   2008.....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34
   2007.....................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -   0.86
   2006.....................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 -  11.41
   2005.....................   758     9.95 - 10.12      7,756       0.00      1.35 - 2.30    2.62 -   3.62

   MFS Total Return (Service Class)
   2009..................... 1,144    10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14
   2008..................... 1,232     8.94 -  9.44     11,503       2.95      1.35 - 2.45  -24.23 - -23.37
   2007..................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -   2.52
   2006..................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 -  10.12
   2005..................... 1,545    10.68 - 10.91     16,782       1.65      1.35 - 2.45    0.09 -   1.22

   MFS Utilities (Service Class)
   2009.....................   276    16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08
   2008.....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65
   2007.....................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 -  25.83
   2006.....................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 -  29.20
   2005.....................   499    12.95 - 13.42      7,601       0.47      1.35 - 2.15   14.07 -  15.00

   MFS Value (Service Class)
   2009.....................   381    11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80
   2008.....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65
   2007.....................   574    14.26 - 14.81      8,431       0.89      1.35 - 2.30    5.11 -   6.13
   2006.....................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 -  18.88
   2005.....................   443    11.52 - 11.74      5,181       0.56      1.35 - 2.30    4.03 -   5.03

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2009.....................   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47
   2008..................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14
   2007..................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -   4.64
   2006..................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 -  15.78
   2005..................... 1,139    12.58 - 12.82     14,534       0.64      1.35 - 2.30   11.44 -  12.52

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts (continued):
   Oppenheimer Main Street Small Cap Fund (SS)
   2009...................... 2,621   $10.52 - 13.01    $30,901       0.61%     1.25 - 2.30%  33.73 -  35.18%
   2008...................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78
   2007...................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30   -3.67 -  -2.62
   2006...................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 -  13.24
   2005...................... 3,660    12.03 - 14.26     49,090       0.00      1.25 - 2.30    7.20 -   8.36

   Oppenheimer MidCap Fund (SS)
   2009......................   234     7.76 -  8.12      1,879       0.00      1.35 - 2.30   29.22 -  30.48
   2008......................   263     6.01 -  6.22      1,622       0.00      1.35 - 2.30  -50.38 - -49.90
   2007......................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -   4.60
   2006......................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 -  16.87
   2005 (ag).................   107    11.65 - 11.72      1,248       0.00      1.35 - 2.20   16.55 -  17.23

Investments in the Panorama
  Series Fund, Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2009......................   172    13.05 - 13.97      2,413       1.11      1.35 - 2.15   36.07 -  37.18
   2008......................   189     9.59 - 10.18      1,938       0.87      1.35 - 2.15  -44.30 - -43.84
   2007......................   242    17.22 - 18.13      4,419       0.73      1.35 - 2.15   10.55 -  11.46
   2006......................   252    15.57 - 16.27      4,129       0.34      1.35 - 2.15   26.48 -  27.51
   2005......................   249    12.31 - 12.76      3,215       0.65      1.35 - 2.15   12.49 -  13.40

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)
   2009...................... 1,721    11.51 - 13.13     21,708       3.21      1.25 - 2.30   12.97 -  14.19
   2008...................... 1,902    10.19 - 11.50     21,137       3.28      1.25 - 2.30   -4.63 -  -3.60
   2007...................... 2,351    10.69 - 11.93     27,086       3.35      1.25 - 2.30    1.24 -   2.34
   2006...................... 2,578    10.56 - 11.66     29,149       3.36      1.25 - 2.30   -0.15 -   0.92
   2005...................... 2,410    10.57 - 11.55     27,569       2.39      1.25 - 2.30    2.74 -   3.85

   Money Market
   2009...................... 4,733    10.14 - 10.71     51,559       0.12      1.35 - 2.30   -2.19 -  -1.24
   2008...................... 4,746    10.37 - 10.87     52,390       2.24      1.35 - 2.30   -0.10 -   0.87
   2007...................... 3,933    10.38 - 10.76     43,105       4.89      1.35 - 2.30    2.46 -   3.46
   2006...................... 4,244    10.13 - 10.40     45,006       4.64      1.35 - 2.30    2.22 -   3.21
   2005...................... 3,774     9.91 - 10.10     38,894       2.76      1.35 - 2.30    0.41 -   1.38

--------
(ag)For the period beginning April 29, 2005 and ended December 31, 2005

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO Real Return
   2009.................... 2,444   $11.71 - 12.40    $ 30,072      2.90%     1.35 - 2.30%  15.67 -  16.80%
   2008.................... 2,966    10.12 - 10.62      31,304      3.80      1.35 - 2.30   -9.18 -  -8.30
   2007.................... 3,017    11.15 - 11.58      34,809      4.70      1.35 - 2.30    8.12 -   9.18
   2006.................... 3,237    10.31 - 10.60      34,224      4.40      1.35 - 2.30   -1.60 -  -0.65
   2005.................... 2,613    10.48 - 11.34      27,900      2.79      1.35 - 2.30   -0.26 -   0.71

   PIMCO Total Return
   2009.................... 7,661    12.44 - 14.74     110,332      5.26      1.25 - 2.45    11.28 - 12.66
   2008.................... 7,860    11.18 - 13.09     101,178      4.68      1.25 - 2.45     2.25 -  3.52
   2007.................... 8,514    10.93 - 12.64     106,014      4.75      1.25 - 2.45     6.09 -  7.41
   2006.................... 9,414    10.31 - 11.77     109,937      4.37      1.25 - 2.45     1.32 -  2.57
   2005.................... 9,045    10.17 - 11.48     105,600      3.42      1.25 - 2.45    -0.06 -  1.17

   StocksPLUS(R) Growth and Income Portfolio
   2009 (w)................    --      N/A - N/A            --      9.68      1.40 - 1.60   -0.65 -  -0.54
   2008....................   456     6.79 -  6.91       3,130      7.34      1.40 - 1.60  -43.54 - -43.43
   2007....................   570    12.02 - 12.22       6,927      7.72      1.40 - 1.60    5.15 -   5.36
   2006....................   662    11.43 - 11.60       7,629      4.73      1.40 - 1.60   13.08 -  13.31
   2005....................   773    10.11 - 10.24       7,878      2.29      1.40 - 1.60    1.85 -   2.05

Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (x)
   2009....................   789     9.34 -  9.47       8,777      0.05      1.25 - 2.05   13.21 -  14.14
   2008....................   926     8.19 -  8.36       9,152      0.00      1.25 - 2.05  -42.83 - -42.36
   2007.................... 1,070    14.20 - 14.63      18,573      0.00      1.25 - 2.05   -1.50 -  -0.68
   2006.................... 1,301    14.30 - 14.85      22,490      0.00      1.25 - 2.05   21.55 -  22.55
   2005.................... 1,436    11.67 - 12.16      20,259      0.00      1.25 - 2.15   -1.18 -  21.64

   OpCap Balanced
   2009 (k)................    --      N/A - N/A            --      7.24      1.25 - 2.70   -3.94 -  -3.49
   2008.................... 1,568     7.32 -  7.70      11,924      2.41      1.25 - 2.30  -32.76 - -32.04
   2007.................... 2,010    10.89 - 11.33      22,547      1.42      1.25 - 2.30   -6.65 -  -5.63
   2006.................... 2,336    11.67 - 12.01      27,851      0.82      1.25 - 2.30    8.26 -   9.43
   2005.................... 2,523    10.78 - 10.97      27,559      0.30      1.25 - 2.30    0.38 -   1.47

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning January 1, 2009 and ended July 17, 2009
(x)Previously known as NACM Small Cap

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts (continued):
   OpCap Equity
   2009 (k).................   --     $ N/A -  N/A     $    --        3.36%    1.40 - 1.60%  -3.76 -  -3.69%
   2008.....................  351      8.35 -  8.51      2,971        0.85     1.40 - 1.60  -39.79 - -39.67
   2007.....................  462     13.87 - 14.10      6,481        0.64     1.40 - 1.60    2.45 -   2.65
   2006.....................  522     13.54 - 13.74      7,140        0.45     1.40 - 1.60   13.46 -  13.68
   2005.....................  594     11.93 - 12.08      7,152        0.41     1.40 - 1.60    5.35 -   5.56

   OpCap Renaissance
   2008 (ad)................   --         NA - NA           --        0.00        --  - --       NA -  NA
   2007.....................  465     11.73 - 12.19      5,626        0.78     1.35 - 2.30    3.87 -   4.88
   2006.....................  621     11.30 - 11.62      7,177        0.22     1.35 - 2.30    8.82 -   9.87
   2005.....................  588     10.38 - 10.58      6,197        0.00     1.35 - 2.30   -6.72 -  -5.81

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2009.....................  355     15.09 - 16.02      5,575       10.08     1.35 - 2.05   47.11 -  48.16
   2008.....................  456     10.26 - 10.81      4,838       10.44     1.35 - 2.05  -27.58 - -27.07
   2007.....................  618     14.17 - 14.82      9,018        8.22     1.35 - 2.05    0.68 -   1.40
   2006.....................  724     14.07 - 14.62     10,436        7.49     1.35 - 2.05    8.26 -   9.04
   2005.....................  720     13.00 - 13.41      9,526        7.92     1.35 - 2.05    0.99 -   1.71

   VT International Growth and Income
   2009.....................  391     12.14 - 13.25      5,046        0.00     1.25 - 2.05   23.60 -  24.62
   2008.....................  461      9.82 - 10.64      4,787        1.89     1.25 - 2.05  -47.13 - -46.69
   2007.....................  745     18.58 - 19.95     14,550        1.81     1.25 - 2.05    4.80 -   5.67
   2006.....................  731     17.73 - 18.88     13,571        0.99     1.25 - 2.05   24.62 -  25.65
   2005.....................  551     14.23 - 15.03      8,170        0.84     1.25 - 2.05   11.77 -  12.69

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(ad)For the period beginning January 1, 2008 and ended July 18, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  RidgeWorth Capital
  Management, Inc
  Sub-Accounts:
   RidgeWorth Large Cap Value Equity Fund
   2009 (k)..............   --       NA - NA         $   --       2.29%     1.25 - 1.80%  -5.54 -  -5.37%
   2008..................  196    $ 8.78 - 10.44      1,806       2.09      1.25 - 1.80  -33.99 - -33.62
   2007..................  261     13.23 - 15.81      3,632       1.74      1.25 - 1.80    1.70 -   2.26
   2006..................  426     12.94 - 15.55      5,822       1.37      1.25 - 1.80   20.28 -  20.95
   2005..................  313     10.70 - 12.92      3,562       1.44      1.25 - 1.80    1.90 -   2.46

Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex VT All-Cap Opportunity (y)
   2009..................  259     10.97 - 11.61      3,040       0.09      1.35 - 2.30   24.37 -  25.58
   2008..................  294      8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 - -41.54
   2007..................  318     15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 -  21.08
   2006..................  334     12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -   9.89
   2005..................  199     11.67 - 15.28      2,426       0.00      1.35 - 2.30   11.10 -  12.18

   Rydex VT Nasdaq 100 Strategy Fund
   2009..................  220      8.96 -  9.51      1,459       0.00      1.35 - 2.05   48.89 -  49.95
   2008..................  236      6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 - -42.70
   2007..................  299     10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 -  16.22
   2006..................  380      9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -   4.35
   2005..................  419      8.81 -  9.13      2,766       0.00      1.35 - 2.15   -1.06 -  -0.25

--------
(k)For the period beginning January 1, 2009 and ended April 24, 2009
(y)Previously known as Rydex Sector Rotation

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2009..................... 1,380   $ 12.76 - 14.35   $18,606       1.84%     1.25 - 1.80%  23.36 -  24.04%
   2008..................... 1,593     10.34 - 11.57    17,464       2.30      1.25 - 1.80  -37.25 - -36.90
   2007..................... 1,968     16.48 - 18.34    34,439       1.75      1.25 - 1.80    1.41 -   1.97
   2006..................... 2,389     16.25 - 17.98    41,230       1.51      1.25 - 1.80   16.85 -  17.50
   2005..................... 2,832     13.91 - 15.31    41,729       1.58      1.25 - 1.80    2.07 -   2.63

   T. Rowe Price Mid-Cap Growth
   2009.....................   876     13.79 - 21.48    14,516       0.00      1.25 - 1.80   43.05 -  43.84
   2008..................... 1,019      9.64 - 14.93    11,981       0.00      1.25 - 1.80  -40.83 - -40.51
   2007..................... 1,234     16.29 - 25.10    24,773       0.21      1.25 - 1.80   15.41 -  16.05
   2006..................... 1,495     14.11 - 21.63    26,601       0.00      1.25 - 1.80    4.74 -   5.32
   2005..................... 1,842     13.48 - 20.53    31,758       0.00      1.25 - 1.80   12.70 -  13.32

   T. Rowe Price New America Growth
   2009.....................   322      8.55 - 11.04     3,143       0.00      1.25 - 1.80   47.09 -  47.91
   2008.....................   370      5.82 -  7.46     2,473       0.00      1.25 - 1.80  -39.35 - -39.01
   2007.....................   453      9.59 - 12.23     5,061       0.00      1.25 - 1.80   11.74 -  12.36
   2006.....................   524      8.58 - 10.89     5,238       0.05      1.25 - 1.80    5.42 -   6.00
   2005.....................   541      8.14 - 10.27     5,162       0.00      1.25 - 1.80    2.61 -   3.18

Investments in the T. Rowe
  Price Equity Series,
  Inc.--II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2009..................... 2,036      9.78 - 10.35    20,839       0.00      1.35 - 2.30   38.53 -  39.88
   2008..................... 2,585      7.06 -  7.40    18,947       0.10      1.35 - 2.30  -43.97 - -43.43
   2007..................... 2,647     12.60 - 13.08    34,352       0.09      1.35 - 2.30    9.89 -  10.96
   2006..................... 2,876     11.46 - 11.79    33,703       0.25      1.35 - 2.30    6.82 -   7.86
   2005..................... 1,632     10.73 - 10.93    17,761       0.16      1.35 - 2.30    3.22 -   4.22

   T. Rowe Price Equity Income II
   2009..................... 3,222      9.92 - 10.50    33,424       1.62      1.35 - 2.30   22.37 -  23.56
   2008..................... 3,770      8.04 -  8.50    31,713       2.11      1.35 - 2.45  -37.83 - -37.13
   2007..................... 4,327     12.94 - 13.52    58,005       1.51      1.35 - 2.45    0.49 -   1.63
   2006..................... 4,684     12.87 - 13.30    61,899       1.44      1.35 - 2.45   15.75 -  17.05
   2005..................... 3,545     11.12 - 11.36    40,096       1.45      1.35 - 2.45    1.16 -   2.30

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                 For the year ended December 31,
                               ----------------------------------- ------------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price International Series,
  Inc Sub-Accounts:
   T. Rowe Price International Stock
   2009.......................   556   $ 8.37 - 11.86    $ 5,546       2.61%     1.25 - 1.80%  49.67 -  50.50%
   2008.......................   587     5.60 -  7.88      3,961       1.83      1.25 - 1.80  -49.62 - -49.34
   2007.......................   756    11.11 - 15.55     10,102       1.40      1.25 - 1.80   11.01 -  11.62
   2006.......................   823    10.01 - 13.93     10,001       1.18      1.25 - 1.80   16.97 -  17.62
   2005.......................   823     8.55 - 11.85      8,694       1.60      1.25 - 1.80   13.97 -  14.60

Investments in the The
  Universal Institutional
  Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009....................... 1,190    11.88 - 12.44     14,688       0.00      1.35 - 2.15   62.00 -  63.32
   2008....................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15  -50.28 - -49.87
   2007....................... 1,881    14.75 - 15.20     28,434       0.00      1.35 - 2.15   19.27 -  20.25
   2006....................... 2,216    12.37 - 12.64     27,891       0.00      1.35 - 2.15    1.87 -   2.70
   2005....................... 2,512    12.14 - 12.31     30,838       0.46      1.35 - 2.15   13.23 -  14.15

   Van Kampen UIF High Yield
   2009.......................   313    12.70 - 13.60      3,962       8.82      1.35 - 2.15   39.03 -  40.16
   2008.......................   402     9.14 -  9.70      3,622       9.63      1.35 - 2.15  -24.52 - -23.90
   2007.......................   498    12.10 - 12.75      5,911       8.62      1.35 - 2.15    1.76 -   2.60
   2006.......................   563    11.89 - 12.43      6,518       7.66      1.35 - 2.15    6.29 -   7.16
   2005.......................   694    11.19 - 11.60      7,535       7.88      1.35 - 2.15   -1.11 -  -0.30

   Van Kampen UIF Mid Cap Growth
   2009.......................   308    12.08 - 12.33      3,777       0.00      1.40 - 1.60   55.16 -  55.47
   2008.......................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60  -47.61 - -47.51
   2007.......................   504    14.87 - 15.11      7,572       0.00      1.40 - 1.60   20.71 -  20.95
   2006.......................   610    12.32 - 12.50      7,587       0.00      1.40 - 1.60    7.54 -   7.76
   2005.......................   704    11.45 - 11.60      8,130       0.00      1.40 - 1.60   15.71 -  15.94

   Van Kampen UIF U.S. Mid Cap Value
   2009....................... 1,670    12.07 - 12.72     22,531       1.20      1.25 - 2.15   36.21 -  37.48
   2008....................... 2,015     8.86 -  9.25     19,856       0.86      1.25 - 2.15  -42.55 - -42.02
   2007....................... 2,600    15.43 - 15.96     44,378       0.68      1.25 - 2.15    5.51 -   6.50
   2006....................... 3,168    14.62 - 14.98     50,764       0.27      1.25 - 2.15   18.11 -  19.20
   2005....................... 3,358    12.38 - 12.57     45,488       0.33      1.25 - 2.15    9.90 -  10.92

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- -------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense          Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**        Return***
                            ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2009....................   204   $11.21 - 11.84    $ 2,393       0.00%     1.35 - 2.25%  61.43 -   62.92%
   2008....................   250     6.94 -  7.26      1,799       0.00      1.35 - 2.25  -50.49 -  -50.03
   2007....................   273    14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -   20.01
   2006....................   335    11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -    2.41
   2005....................   260    11.62 - 11.83      3,064       0.41      1.35 - 2.25   12.89 -   13.92

   Van Kampen UIF U.S. Real Estate (Class II)
   2009.................... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -   26.76
   2008.................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 -  -38.89
   2007.................... 2,062    15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 -  -18.40
   2006.................... 2,559    19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -   35.82
   2005.................... 1,987    14.53 - 14.80     29,818       1.17      1.35 - 2.30   14.07 -   15.18

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck Worldwide Multi-Mgr Alternative-(Class I) (z)
   2009....................   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -   12.33
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 -  -14.27
   2007....................   217    10.39 - 10.79      2,317       0.75      1.35 - 2.30    1.65 -    2.64
   2006....................   217    10.22 - 10.51      2,268       0.00      1.35 - 2.30    6.16 -    7.19
   2005....................   169     9.62 -  9.80      1,645       0.00      1.35 - 2.30  -2.10 -    -1.15

   Van Eck Worldwide Emerging Markets
   2009....................   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30  108.28 -  110.30
   2008....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 -  -65.26
   2007....................   539    28.36 - 29.45     15,743       0.43      1.35 - 2.30   34.44 -   35.75
   2006....................   590    21.09 - 21.69     12,698       0.37      1.35 - 2.30   36.29 -   37.61
   2005....................   285    15.48 - 15.76      4,470       0.23      1.35 - 2.30   28.97 -   30.22

   Van Eck Worldwide Hard Assets
   2009....................   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -   55.41
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 -  -46.85
   2007....................   680    31.60 - 32.82     22,099       0.11      1.35 - 2.30   42.00 -   43.38
   2006....................   650    22.26 - 22.89     14,770       0.06      1.35 - 2.30   21.64 -   22.82
   2005....................   453    18.30 - 18.64      8,392       0.11      1.35 - 2.30   48.20 -   49.63

--------
(z)Previously known as Van Eck Worldwide Absolute Return

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Van
  Kampen Life Investment
  Trust (Class II)
  Sub-Accounts:
   LIT Government (Class II)
   2009....................   809   $10.49 - 11.11    $ 8,877       5.94%     1.35 - 2.30%  -1.46 -  -0.50%
   2008.................... 1,048    10.64 - 11.16     11,594       3.72      1.35 - 2.30   -0.82 -   0.14
   2007....................   870    10.73 - 11.15      9,610       4.41      1.35 - 2.30    4.54 -   5.56
   2006....................   866    10.27 - 10.56      9,080       4.06      1.35 - 2.30    0.74 -   1.72
   2005....................   750    10.19 - 10.38      7,748       3.18      1.35 - 2.30    0.91 -   1.88

   LIT Growth and Income (Class II)
   2009.................... 3,408    10.73 - 11.96     38,998       3.34      1.25 - 2.30   21.25 -  22.57
   2008.................... 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05
   2007.................... 4,911    13.37 - 14.58     68,980       1.46      1.25 - 2.30    0.15 -   1.24
   2006.................... 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30   13.31 -  14.54
   2005.................... 5,004    11.78 - 12.57     61,358       0.72      1.25 - 2.30    7.20 -   8.36

   LIT Mid Cap Growth (Class II)
   2009....................   614    11.17 - 11.95      7,211       0.00      1.25 - 2.30   52.78 -  54.43
   2008....................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50
   2007....................   704    14.08 - 14.73     10,249       0.00      1.25 - 2.30   14.88 -  16.13
   2006....................   847    12.26 - 12.69     10,652       0.00      1.25 - 2.30    2.52 -   3.62
   2005....................   915    11.96 - 12.24     11,139       0.00      1.25 - 2.30    8.56 -   9.74

Investments in the Wells
  Fargo Variable Trust Sub-
  Accounts:
   Wells Fargo VT Advantage Discovery
   2009....................   331    11.65 - 11.96      3,903       0.00      1.25 - 1.80   37.80 -  38.56
   2008....................   429     8.45 -  8.63      3,660       0.00      1.25 - 1.80  -45.35 - -45.05
   2007....................   526    15.47 - 15.70      8,197       0.00      1.25 - 1.80   20.13 -  20.80
   2006....................   612    12.88 - 13.00      7,916       0.00      1.25 - 1.80   12.60 -  13.22
   2005 (an)...............   731    11.43 - 11.48      8,374       0.00      1.25 - 1.80   14.35 -  14.81

   Wells Fargo VT Advantage Opportunity
   2009....................   813    10.83 - 11.12      8,910       0.00      1.25 - 1.80   45.10 -  45.90
   2008....................   962     7.47 -  7.62      7,255       1.97      1.25 - 1.80  -41.17 - -40.84
   2007.................... 1,159    12.69 - 12.88     14,814       0.62      1.25 - 1.80    4.72 -   5.30
   2006.................... 1,360    12.12 - 12.24     16,560       0.00      1.25 - 1.80   10.22 -  10.83
   2005 (an)............... 1,763    11.00 - 11.04     19,432       0.00      1.25 - 1.80    9.96 -  10.40

--------
(an)For the period beginning April 8, 2005 and ended December 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included
Schedule I--Summary of Investments--Other than Investments in Related Parties and Schedule IV--Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments--Other than Investments in Related Parties and Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

ITEM 11(E). FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         LINCOLN BENEFIT LIFE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                         YEAR ENDED DECEMBER 31,
                                                        ------------------------
                                                         2009     2008     2007
($ IN THOUSANDS)                                        ------- -------  -------
REVENUES
Net investment income.................................. $11,783 $13,940  $14,257
Realized capital gains and losses......................   1,480   5,952     (417)
                                                        ------- -------  -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE.......  13,263  19,892   13,840
Income tax expense.....................................   4,634   6,918    4,835
                                                        ------- -------  -------
NET INCOME.............................................   8,629  12,974    9,005
                                                        ------- -------  -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses......   5,783  (4,351)   4,307
                                                        ------- -------  -------
COMPREHENSIVE INCOME................................... $14,412 $ 8,623  $13,312
                                                        ======= =======  =======

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                       STATEMENTS OF FINANCIAL POSITION

                                                                                       DECEMBER 31,
                                                                                 -----------------------
                                                                                    2009         2008
($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                          ----------- -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $299,787 and
     $229,667).................................................................. $   308,343 $   229,328
   Short-term, at fair value (amortized cost $8,557 and $80,705)................       8,557      80,703
                                                                                 ----------- -----------
       Total investments........................................................     316,900     310,031

Cash............................................................................      10,063       3,145
Reinsurance recoverable from Allstate Life Insurance Company....................  18,689,074  18,791,710
Reinsurance recoverable from non-affiliates.....................................   1,766,824   1,613,685
Other assets....................................................................     110,400     113,637
Separate accounts...............................................................   2,039,647   1,823,163
                                                                                 ----------- -----------
          TOTAL ASSETS.......................................................... $22,932,908 $22,655,371
                                                                                 =========== ===========
LIABILITIES
Contractholder funds............................................................ $17,633,027 $17,787,376
Reserve for life-contingent contract benefits...................................   2,805,387   2,581,186
Unearned premiums...............................................................      21,656      24,169
Deferred income taxes...........................................................       3,300          --
Payable to affiliates, net......................................................      14,749      36,029
Current income taxes payable....................................................       4,656       7,017
Other liabilities and accrued expenses..........................................      97,513      97,870
Separate accounts...............................................................   2,039,647   1,823,163
                                                                                 ----------- -----------
          TOTAL LIABILITIES.....................................................  22,619,935  22,356,810
                                                                                 ----------- -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
  issued and outstanding........................................................       2,500       2,500
Additional capital paid-in......................................................     180,000     180,000
Retained income.................................................................     124,912     116,283
Accumulated other comprehensive income (loss):
   Unrealized net capital gains and losses......................................       5,561        (222)
                                                                                 ----------- -----------
          Total accumulated other comprehensive income (loss)...................       5,561        (222)
                                                                                 ----------- -----------
          TOTAL SHAREHOLDER'S EQUITY............................................     312,973     298,561
                                                                                 ----------- -----------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............................ $22,932,908 $22,655,371
                                                                                 =========== ===========

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                      STATEMENTS OF SHAREHOLDER'S EQUITY

                                                           YEAR ENDED DECEMBER 31,
                                                        ----------------------------
                                                          2009      2008      2007
($ IN THOUSANDS)                                        --------  --------  --------
COMMON STOCK........................................... $  2,500  $  2,500  $  2,500
                                                        --------  --------  --------

ADDITIONAL CAPITAL PAID-IN.............................  180,000   180,000   180,000
                                                        --------  --------  --------
RETAINED INCOME
Balance, beginning of year.............................  116,283   103,309    94,304
Net income.............................................    8,629    12,974     9,005
                                                        --------  --------  --------
Balance, end of year...................................  124,912   116,283   103,309
                                                        --------  --------  --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year.............................     (222)    4,129      (178)
Change in unrealized net capital gains and losses......    5,783    (4,351)    4,307
                                                        --------  --------  --------
Balance, end of year...................................    5,561      (222)    4,129
                                                        --------  --------  --------
TOTAL SHAREHOLDER'S EQUITY............................. $312,973  $298,561  $289,938
                                                        ========  ========  ========

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                           STATEMENTS OF CASH FLOWS

                                                                          YEAR ENDED DECEMBER 31,
                                                                       -----------------------------
                                                                          2009      2008      2007
($ IN THOUSANDS)                                                       ---------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................................ $   8,629  $ 12,974  $  9,005
Adjustments to reconcile net income to net cash provided by (used in)
  operating activities:
   Amortization and other non-cash items..............................       932       143        25
   Realized capital gains and losses..................................    (1,480)   (5,952)      417
   Changes in:
       Policy benefit and other insurance reserves....................    19,349    (5,052)  (18,124)
       Income taxes...................................................    (2,174)    2,065       428
       Receivable/payable to affiliates, net..........................   (21,280)   14,117    46,902
       Other operating assets and liabilities.........................       369   (24,195)  (24,698)
                                                                       ---------  --------  --------
          Net cash provided by (used in) operating activities.........     4,345    (5,900)   13,955
                                                                       ---------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities........................    46,330   101,584     5,176
Collections on fixed income securities................................    35,334     7,693    13,732
Purchases of fixed income securities..................................  (151,234)  (64,497)  (17,982)
Change in short-term investments......................................    72,143   (54,347)  (19,621)
                                                                       ---------  --------  --------
          Net cash provided by (used in) investing activities.........     2,573    (9,567)  (18,695)
                                                                       ---------  --------  --------
NET INCREASE (DECREASE) IN CASH.......................................     6,918   (15,467)   (4,740)
CASH AT BEGINNING OF YEAR.............................................     3,145    18,612    23,352
                                                                       ---------  --------  --------
CASH AT END OF YEAR................................................... $  10,063  $  3,145  $ 18,612
                                                                       =========  ========  ========

                      See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1. GENERAL

  BASIS OF PRESENTATION

   The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance.

   The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), and, through March 31, 2010, broker-dealers.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENTS

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

   Short-term investments, including money market funds and other short-term investments, are carried at fair value.

   Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

   Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

   The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued.

  RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

  REINSURANCE

   The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and establishes allowances for uncollectible reinsurance as appropriate. No amounts have been deemed unrecoverable in the three years ended December 31, 2009. The Company continues to have primary liability as the direct insurer for the risks reinsured.

   Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

  INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 10).

  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 7). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

  CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life and fixed annuities. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 7). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

  SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

  ADOPTED ACCOUNTING STANDARDS

  RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

   In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI, if any. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings, if any.

   The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses, if any. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the period of adoption.

   The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

  DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

   In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

   The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

  DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

   In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

  PENDING ACCOUNTING STANDARD

  DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS

   In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

  BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $202.9 million, $227.0 million and $202.2 million in 2009, 2008 and 2007, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

  BROKER-DEALER AGREEMENTS

   The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed annuities sold by the Company to unaffiliated financial services firms. In return for these services, the Company recorded commission expense of $4.6 million, $5.1 million and $3.4 million for the years ended December 31, 2009, 2008 and 2007, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

   The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $9.1 million, $18.4 million and $25.5 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively, that were ceded to ALIC.

  REINSURANCE

   The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

                                                 2009       2008       2007
  ($ IN THOUSANDS)                            ---------- ---------- ----------
  Premiums and contract charges.............. $  734,369 $  691,267 $  623,102
  Interest credited to contractholder funds,
    contract benefits and expenses...........  1,621,011  1,468,505  1,421,831

   Reinsurance recoverables due from ALIC totaled $18.69 billion and $18.79 billion as of December 31, 2009 and 2008, respectively.

  INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

  INTERCOMPANY LOAN AGREEMENT

   The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

4. INVESTMENTS

  FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
                                          AMORTIZED --------------    FAIR
                                            COST    GAINS    LOSSES   VALUE
   ($ IN THOUSANDS)                       --------- ------  -------  --------
   AT DECEMBER 31, 2009
   U.S. government and agencies.......... $ 79,982  $1,852  $  (283) $ 81,551
   Municipal.............................    2,999      96       --     3,095
   Corporate.............................  131,466   6,192      (85)  137,573
   RMBS..................................   66,326   1,733      (84)   67,975
   CMBS..................................   10,520      57     (873)    9,704
   ABS...................................    8,494      --      (49)    8,445
                                          --------  ------  -------  --------
      Total fixed income securities...... $299,787  $9,930  $(1,374) $308,343
                                          ========  ======  =======  ========
   AT DECEMBER 31, 2008
   U.S. government and agencies.......... $ 75,374  $3,700  $  (258) $ 78,816
   Municipal.............................      502      --       (3)      499
   Corporate.............................   77,192     603   (2,092)   75,703
   RMBS..................................   46,720   1,680      (49)   48,351
   CMBS..................................   22,896      --   (3,936)   18,960
   ABS...................................    6,983      20       (4)    6,999
                                          --------  ------  -------  --------
      Total fixed income securities...... $229,667  $6,003  $(6,342) $229,328
                                          ========  ======  =======  ========

  SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                                      AMORTIZED  FAIR
                                                        COST     VALUE
        ($ IN THOUSANDS)                              --------- --------
        Due in one year or less...................... $ 16,527  $ 16,729
        Due after one year through five years........  133,714   138,059
        Due after five years through ten years.......   63,046    65,915
        Due after ten years..........................   11,680    11,220
                                                      --------  --------
                                                       224,967   231,923
        RMBS and ABS.................................   74,820    76,420
                                                      --------  --------
           Total..................................... $299,787  $308,343
                                                      ========  ========

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

  NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                               2009     2008     2007
         ($ IN THOUSANDS)                    -------  -------  -------
         Fixed income securities............ $12,098  $13,302  $13,533
         Short-term and other investments...     107      992    1,117
                                             -------  -------  -------
            Investment income, before
              expense.......................  12,205   14,294   14,650
            Investment expense..............    (422)    (354)    (393)
                                             -------  -------  -------
                Net investment income....... $11,783  $13,940  $14,257
                                             =======  =======  =======

  REALIZED CAPITAL GAINS AND LOSSES

   The Company recognized net realized capital gains of $1.5 million and $6.0 million in 2009 and 2008, respectively, and net realized capital losses of $417 thousand in 2007. Realized capital gains and losses in 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses are included in accumulated other comprehensive income as of December 31, 2009.

   Gross gains of $1.5 million and $8.2 million were realized on sales of fixed income securities during 2009 and 2008, respectively. There were no gross gains realized on sales of fixed income securities in 2007. Gross losses of $3 thousand and $32 thousand were realized on sales of fixed income securities during 2009 and 2007, respectively. There were no gross losses realized on sales of fixed income securities in 2008.

  UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                  GROSS UNREALIZED
                                                          FAIR    --------------   UNREALIZED NET
                                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
($ IN THOUSANDS)                                         -------- ------  -------  --------------
AT DECEMBER 31, 2009
Fixed income securities................................. $308,343 $9,930  $(1,374)    $ 8,556
Short-term investments..................................    8,557     --       --          --
                                                                                      -------
   Unrealized net capital gains and losses, pre-tax.....                                8,556
   Deferred income taxes................................                               (2,995)
                                                                                      -------
   Unrealized net capital gains and losses, after-tax...                              $ 5,561
                                                                                      =======

                                                                  GROSS UNREALIZED
                                                          FAIR    --------------   UNREALIZED NET
                                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
                                                         -------- ------  -------  --------------
AT DECEMBER 31, 2008
Fixed income securities................................. $229,328 $6,003  $(6,342)    $  (339)
Short-term investments..................................   80,703     --       (2)         (2)
                                                                                      -------
   Unrealized net capital gains and losses, pre-tax.....                                 (341)
   Deferred income taxes................................                                  119
                                                                                      -------
   Unrealized net capital gains and losses, after-tax...                              $  (222)
                                                                                      =======

  CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                           2009     2008     2007
($ IN THOUSANDS)                                         -------  -------  -------
Fixed income securities................................. $ 8,895  $(6,691) $ 6,625
Short-term investments..................................       2       (2)      --
                                                         -------  -------  -------
   Total................................................   8,897   (6,693)   6,625
Deferred income taxes...................................  (3,114)   2,342   (2,318)
                                                         -------  -------  -------
Increase (decrease) in unrealized net capital gains and
  losses................................................ $ 5,783  $(4,351) $ 4,307
                                                         =======  =======  =======

  PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the

Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

   The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

   The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                     LESS THAN 12 MONTHS           12 MONTHS OR MORE
                                 ---------------------------  --------------------------    TOTAL
                                  NUMBER    FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                 OF ISSUES  VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN THOUSANDS)                 --------- ------- ---------- --------- ------ ---------- ----------
AT DECEMBER 31, 2009
U.S. government and agencies....     2     $41,469  $  (283)     --     $   --  $    --    $  (283)
Corporate.......................     5      11,269      (71)      1      3,485      (14)       (85)
RMBS............................     1       4,543      (84)     --         --       --        (84)
CMBS............................     2       3,475      (27)      1      1,158     (846)      (873)
ABS.............................     1       8,445      (49)     --         --       --        (49)
                                    --     -------  -------      --     ------  -------    -------
   Total........................    11     $69,201  $  (514)      2     $4,643  $  (860)   $(1,374)
                                    ==     =======  =======      ==     ======  =======    =======
AT DECEMBER 31, 2008
U.S. government and agencies....     1     $30,731  $  (258)     --     $   --  $    --    $  (258)
Municipal.......................     1         499       (3)     --         --       --         (3)
Corporate.......................    24      47,272   (1,691)      4      4,982     (401)    (2,092)
RMBS............................     1       1,119      (49)     --         --       --        (49)
CMBS............................     9      18,337   (2,555)      1        623   (1,381)    (3,936)
ABS.............................     1         997       (4)     --         --       --         (4)
                                    --     -------  -------      --     ------  -------    -------
   Total........................    37     $98,955  $(4,560)      5     $5,605  $(1,782)   $(6,342)
                                    ==     =======  =======      ==     ======  =======    =======

   At December 31, 2009, $529 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poors, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

   As of December 31, 2009, the remaining $845 thousand of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. These unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations or collateral.

   As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

  OTHER INVESTMENT INFORMATION

   At December 31, 2009, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

   The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1:Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2:Assets and liabilities whose values are based on the following:

       a) Quoted prices for similar assets or liabilities in active markets;

       b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

       c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3:Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3. As of December 31, 2009, 10.3% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

  SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

  Level 1 measurements

    . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

  Level 2 measurements

    .  Fixed income securities:

       U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       RMBS; ABS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

    . Short-term: Valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

    . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

  Level 3 measurements

    .  Fixed income securities:

       CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

       CMBS: Valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                                       QUOTED PRICES   SIGNIFICANT
                                                         IN ACTIVE        OTHER    SIGNIFICANT
                                                        MARKETS FOR    OBSERVABLE  UNOBSERVABLE BALANCE AS OF
                                                      IDENTICAL ASSETS   INPUTS       INPUTS    DECEMBER 31,
                                                         (LEVEL 1)      (LEVEL 2)   (LEVEL 3)       2009
($ IN THOUSANDS)                                      ---------------- ----------- ------------ -------------
ASSETS:
   Fixed income securities:
       U.S. government and agencies..................    $   29,273     $  52,278    $     --    $   81,551
       Municipal.....................................            --         3,095          --         3,095
       Corporate.....................................            --       136,484       1,089       137,573
       RMBS..........................................            --        67,975          --        67,975
       CMBS..........................................            --         8,546       1,158         9,704
       ABS...........................................            --         8,445          --         8,445
                                                         ----------     ---------    --------    ----------
          Total fixed income securities..............        29,273       276,823       2,247       308,343
   Short-term investments............................         8,507            50          --         8,557
   Separate account assets...........................     2,039,647            --          --     2,039,647
                                                         ----------     ---------    --------    ----------
       TOTAL RECURRING BASIS ASSETS..................     2,077,427       276,873       2,247     2,356,547
                                                         ----------     ---------    --------    ----------
TOTAL ASSETS AT FAIR VALUE...........................    $2,077,427     $ 276,873    $  2,247    $2,356,547
                                                         ==========     =========    ========    ==========
% of total assets at fair value......................          88.2%         11.7%        0.1%        100.0%

LIABILITIES:
   Contractholder funds:
       Derivatives embedded in annuity contracts.....    $       --     $(199,765)   $(15,526)   $ (215,291)
                                                         ----------     ---------    --------    ----------
TOTAL LIABILITIES AT FAIR VALUE......................    $       --     $(199,765)   $(15,526)   $ (215,291)
                                                         ==========     =========    ========    ==========
% of total liabilities at fair value.................           -- %         92.8%        7.2%        100.0%

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                                       QUOTED PRICES   SIGNIFICANT
                                                         IN ACTIVE        OTHER    SIGNIFICANT
                                                        MARKETS FOR    OBSERVABLE  UNOBSERVABLE BALANCE AS OF
                                                      IDENTICAL ASSETS   INPUTS       INPUTS    DECEMBER 31,
                                                         (LEVEL 1)      (LEVEL 2)   (LEVEL 3)       2008
($ IN THOUSANDS)                                      ---------------- ----------- ------------ -------------
ASSETS:
   Fixed income securities:
       U.S. government and agencies..................    $   48,085     $ 30,731     $     --    $   78,816
       Municipal.....................................            --          499           --           499
       Corporate.....................................            --       74,396        1,307        75,703
       RMBS..........................................            --       48,351           --        48,351
       CMBS..........................................            --       18,960           --        18,960
       ABS...........................................            --          997        6,002         6,999
                                                         ----------     --------     --------    ----------
          Total fixed income securities..............        48,085      173,934        7,309       229,328
   Short-term investments............................        30,657       50,046           --        80,703
   Separate account assets...........................     1,823,163           --           --     1,823,163
                                                         ----------     --------     --------    ----------
       TOTAL RECURRING BASIS ASSETS..................     1,901,905      223,980        7,309     2,133,194
                                                         ----------     --------     --------    ----------
TOTAL ASSETS AT FAIR VALUE...........................    $1,901,905     $223,980     $  7,309    $2,133,194
                                                         ==========     ========     ========    ==========
% of total assets at fair value......................          89.2%        10.5%         0.3%        100.0%

LIABILITIES:
   Contractholder funds:
       Derivatives embedded in annuity contracts.....    $       --     $(33,466)    $(36,544)   $  (70,010)
                                                         ----------     --------     --------    ----------
TOTAL LIABILITIES AT FAIR VALUE......................    $       --     $(33,466)    $(36,544)   $  (70,010)
                                                         ==========     ========     ========    ==========
% of total liabilities at fair value.................           -- %        47.8%        52.2%        100.0%

   When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

   The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                     TOTAL
                                                                                                                 GAINS (LOSSES)
                                           TOTAL REALIZED AND UNREALIZED                                          INCLUDED IN
                                           GAINS (LOSSES) INCLUDED IN:     PURCHASES,                              NET INCOME
                                           ----------------------------      SALES,                              FOR ASSETS AND
                                BALANCE                      OCI ON        ISSUANCES       NET        BALANCE     LIABILITIES
                                 AS OF                    STATEMENT OF        AND      TRANSFERS IN    AS OF     STILL HELD AT
                              DECEMBER 31,    NET          FINANCIAL      SETTLEMENTS, AND/OR (OUT) DECEMBER 31,  DECEMBER 31,
                                  2008     INCOME/(1)/      POSITION          NET       OF LEVEL 3      2009       2009/(2)/
($ IN THOUSANDS)              ------------ ----------     ------------    ------------ ------------ ------------ --------------
ASSETS
  Fixed income securities:
   Corporate.................   $  1,307    $    (2)          $ 96          $  (216)       $(96)      $  1,089      $    (2)
   CMBS......................         --         --            535               --         623          1,158           --
   ABS.......................      6,002        288            (19)          (6,271)         --             --           --
                                --------    -------           ----          -------        ----       --------      -------
   TOTAL RECURRING LEVEL 3
    ASSETS...................   $  7,309    $   286           $612          $(6,487)       $527       $  2,247      $    (2)
                                ========    =======           ====          =======        ====       ========      =======
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
    annuity contracts........   $(36,544)   $19,984           $ --          $ 1,034        $ --       $(15,526)     $19,984
                                --------    -------           ----          -------        ----       --------      -------
   TOTAL RECURRING LEVEL 3
    LIABILITIES..............   $(36,544)   $19,984           $ --          $ 1,034        $ --       $(15,526)     $19,984
                                ========    =======           ====          =======        ====       ========      =======

--------
(1)The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses, and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
(2)The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

   The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                     TOTAL
                                                                                                 GAINS (LOSSES)
                                                                                                  INCLUDED IN
                                        TOTAL REALIZED AND UNREALIZED                              NET INCOME
                                        GAINS (LOSSES) INCLUDED IN:     PURCHASES,                 FOR ASSETS
                                        ----------------------------      SALES,                      AND
                              BALANCE                      OCI ON       ISSUANCES     BALANCE     LIABILITIES
                               AS OF                    STATEMENT OF       AND         AS OF     STILL HELD AT
                             JANUARY 1,     NET          FINANCIAL     SETTLEMENTS, DECEMBER 31,  DECEMBER 31,
                                2008     INCOME/(1)/      POSITION         NET          2008       2008/(2)/
($ IN THOUSANDS)             ---------- -----------     ------------   ------------ ------------ --------------
ASSETS
 Fixed income securities:
   Corporate................  $ 1,500    $     (1)         $  --         $  (192)     $  1,307      $     (2)
   ABS......................   10,484         181           (434)         (4,229)        6,002            (1)
                              -------    --------          -----         -------      --------      --------
   TOTAL RECURRING LEVEL 3
     ASSETS.................  $11,984    $    180          $(434)        $(4,421)     $  7,309      $     (3)
                              =======    ========          =====         =======      ========      ========
LIABILITIES
 Contractholder funds:
   Derivatives embedded in
     annuity contracts......  $  (256)   $(36,498)         $  --         $   210      $(36,544)     $(36,498)
                              -------    --------          -----         -------      --------      --------
   TOTAL RECURRING LEVEL 3
     LIABILITIES............  $  (256)   $(36,498)         $  --         $   210      $(36,544)     $(36,498)
                              =======    ========          =====         =======      ========      ========

--------
(1)The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses, and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
(2)The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

   As of December 31, 2009 and 2008, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $13.64 billion and $12.64 billion, respectively, as of December 31, 2009 and were $14.08 billion and $12.67 billion, respectively, as of December 31, 2008.

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

6. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. The Company does not use derivatives for trading purposes. The Company's embedded derivatives are equity options in annuity product contracts, which provide equity returns to contractholders; and guaranteed minimum accumulation and withdrawal benefits related to the Company's variable annuity contracts.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statements of Financial Position at December 31, 2009.

                                                                     VOLUME-      FAIR
                                                 BALANCE SHEET       NOTIONAL    VALUE,   GROSS   GROSS
                                                    LOCATION          AMOUNT      NET     ASSET LIABILITY
($ IN THOUSANDS)                              --------------------- ---------- ---------  ----- ---------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
   EMBEDDED DERIVATIVE FINANCIAL
     INSTRUMENTS
       Equity index options in life and
         annuity product contracts........... Contractholder funds  $4,018,238 $(199,765)  $--  $(199,765)
       Guaranteed accumulation
         benefits............................ Contractholder funds     237,005   (13,690)   --    (13,690)
       Guaranteed withdrawal benefits........ Contractholder funds      37,835    (1,836)   --     (1,836)
                                                                    ---------- ---------   ---  ---------
TOTAL DERIVATIVES............................                       $4,293,078 $(215,291)  $--  $(215,291)
                                                                    ========== =========   ===  =========

   The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                               CARRYING VALUE
                                                       NOTIONAL    FAIR    -----------------
                                                        AMOUNT     VALUE   ASSETS (LIABILITIES)
($ IN THOUSANDS)                                      ---------- --------  ------ -------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Equity index options in life and annuity product
     contracts....................................... $3,827,332 $(33,466)  $--     $(33,466)
   Guaranteed accumulation benefits..................    218,234  (31,020)   --      (31,020)
   Guaranteed withdrawal benefits....................     36,605   (5,524)   --       (5,524)
                                                      ---------- --------   ---     --------
TOTAL DERIVATIVES.................................... $4,082,171 $(70,010)  $--     $(70,010)/(1)/
                                                      ========== ========   ===     ========

--------
(1)Presented in the Statements of Financial Position as contractholder funds.

   Losses from valuation on embedded derivative financial instruments recorded in contract benefits for the year ended December 31, 2009 were $145.3 million, which in turn were ceded to ALIC.

  OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   There were no off-balance-sheet financial instruments at December 31, 2009 or 2008.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                        2009       2008
     ($ IN THOUSANDS)                                ---------- ----------
     Traditional life............................... $1,280,461 $1,169,049
     Immediate fixed annuities......................    686,057    700,935
     Accident and health............................    831,211    705,785
     Other..........................................      7,658      5,417
                                                     ---------- ----------
        Total reserve for life-contingent contract
          benefits.................................. $2,805,387 $2,581,186
                                                     ========== ==========

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                       MORTALITY          INTEREST RATE      ESTIMATION METHOD
-------                  -------------------- -------------------  -------------------
Traditional life         Actual company       Interest rate        Net level premium
insurance                experience plus      assumptions range    reserve method
                         loading              from 4.0% to 8.0%    using the Company's
                                                                   withdrawal
                                                                   experience rates

Immediate fixed          1983 individual      Interest rate        Present value of
annuities                annuity mortality    assumptions range    expected future
                         table with internal  from 2.3% to 8.8%    benefits based on
                         modifications; 1983                       historical
                         individual annuity                        experience
                         mortality table;
                         Annuity 2000
                         mortality table
                         with internal
                         modifications

Accident and health      Actual company                            Unearned premium;
                         experience plus                           additional contract
                         loading                                   reserves for
                                                                   mortality risk

Other:

   Variable annuity                           Interest rate        Projected benefit
   guaranteed minimum    100% of Annuity      assumptions range    ratio applied to
   death benefits        2000 mortality table from 4.5% to 5.5%    cumulative
                                                                   assessments

   At December 31, contractholder funds consist of the following:

                                                   2009        2008
         ($ IN THOUSANDS)                       ----------- -----------
         Interest-sensitive life insurance..... $ 3,844,319 $ 3,572,143
         Investment contracts:
            Fixed annuities....................  13,675,700  14,103,390
            Other investment contracts.........     113,008     111,843
                                                ----------- -----------
                Total contractholder funds..... $17,633,027 $17,787,376
                                                =========== ===========

   The following table highlights the key contract provisions relating to contractholder funds:

                                               WITHDRAWAL/SURRENDER
PRODUCT                     INTEREST RATE            CHARGES
-------                  --------------------  --------------------
Interest-sensitive       Interest rates        Either a percentage
life insurance           credited range from   of account balance
                         3.0% to 6.0%          or dollar amount
                                               grading off
                                               generally over 20
                                               years

Fixed annuities          Interest rates        Either a declining
                         credited range from   or a level
                         1.5% to 8.8% for      percentage charge
                         immediate annuities   generally over nine
                         and 0% to 16.0% for   years or less.
                         other fixed           Additionally,
                         annuities (which      approximately 22.1%
                         include               of fixed annuities
                         equity-indexed        are subject to
                         annuities whose       market value
                         returns are indexed   adjustment for
                         to the S&P 500)       discretionary
                                               withdrawals.

Other investment
contracts:
                         Interest rates used   Withdrawal and
   Guaranteed            in establishing       surrender charges
   minimum income,       reserves range from   are based on the
   accumulation and      1.8% to 10.3%         terms of the related
   withdrawal                                  interest-sensitive
   benefits on                                 life insurance or
   variable                                    fixed annuity
   annuities and                               contract.
   secondary
   guarantees on
   interest-sensitive
   life insurance
   and fixed
   annuities

   Contractholder funds activity for the years ended December 31 is as follows:

                                                    2009         2008
       ($ IN THOUSANDS)                         -----------  -----------
       Balance, beginning of year.............. $17,787,376  $17,820,885
       Deposits................................   1,751,516    2,148,361
       Interest credited.......................     821,046      528,493
       Benefits................................    (523,905)    (552,047)
       Surrenders and partial withdrawals......  (1,826,122)  (1,855,296)
       Contract charges........................    (417,398)    (367,880)
       Net transfers from separate accounts....      14,400       18,595
       Other adjustments.......................      26,114       46,265
                                                -----------  -----------
       Balance, end of year.................... $17,633,027  $17,787,376
                                                ===========  ===========

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                           -------------------
                                                             2009      2008
  ($ IN MILLIONS)                                          --------- ---------
  IN THE EVENT OF DEATH
     Separate account value............................... $ 1,405.4 $ 1,327.3
     Net amount at risk/(1)/.............................. $   213.1 $   455.0
     Average attained age of contractholders..............  57 years  56 years

  AT ANNUITIZATION
     Separate account value............................... $   263.7 $   233.4
     Net amount at risk/(2)/.............................. $    75.9 $   139.8
     Weighted average waiting period until annuitization
       options available..................................   3 years   4 years

  FOR CUMULATIVE PERIODIC WITHDRAWALS
     Separate account value............................... $    37.8 $    36.6
     Net amount at risk/(3)/.............................. $     0.6 $     5.0

  ACCUMULATION AT SPECIFIED DATES
     Separate account value............................... $   236.8 $   218.0
     Net amount at risk/(4)/.............................. $    26.9 $    52.9
     Weighted average waiting period until guarantee
       date...............................................  10 years  10 years

--------
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2009, liabilities for guarantees related to death, income, accumulation and withdrawal benefits were $65.9 million, $38.6 million, $13.7 million and $2.4 million, respectively. As of December 31, 2008, liabilities for guarantees related to death, income, accumulation and withdrawal benefits were $48.4 million, $32.3 million, $31.0 million and $5.5 million, respectively.

8. REINSURANCE

   The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies to a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

   Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2009, 91.4% of the total reinsurance recoverables were related to ALIC and 8.6% were related to non-affiliated reinsurers. At both December 31, 2009 and 2008, 97% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                             2009        2008        2007
   ($ IN THOUSANDS)                       ----------  ----------  ----------
   PREMIUMS AND CONTRACT CHARGES
   Direct................................ $1,194,526  $1,138,747  $1,038,671
   Assumed...............................      7,849       8,576       9,132
   Ceded:
      Affiliate..........................   (734,369)   (691,267)   (623,102)
      Non-affiliate......................   (468,006)   (456,056)   (424,701)
                                          ----------  ----------  ----------
   Premiums and contract charges, net of
     reinsurance......................... $       --  $       --  $       --
                                          ==========  ==========  ==========

   The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

                                                2009         2008         2007
($ IN THOUSANDS)                            -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS,
  CONTRACT BENEFITS AND EXPENSES
Direct..................................... $ 2,159,262  $ 2,065,299  $ 1,964,326
Assumed....................................      11,101        8,922       10,473
Ceded:
   Affiliate...............................  (1,621,011)  (1,468,505)  (1,421,831)
   Non-affiliate...........................    (549,352)    (605,716)    (552,968)
                                            -----------  -----------  -----------
Interest credited to contractholder funds,
  contract benefits and expenses, net of
  reinsurance.............................. $        --  $        --  $        --
                                            ===========  ===========  ===========

9. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

  GUARANTEES

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

  REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

  LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

   BACKGROUND

   The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

    . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

    . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

    . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

    . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

    . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

    . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

   PROCEEDINGS

   Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

   AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

    . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

    . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

   In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

   OTHER MATTERS

   Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

10. INCOME TAXES

   The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                        2009    2008
          ($ IN THOUSANDS)                            -------  -----
          DEFERRED ASSETS
          Unrealized net capital losses.............. $    --  $ 119
          Other assets...............................      --     20
                                                      -------  -----
             Total deferred assets...................      --    139
                                                      -------  -----
          DEFERRED LIABILITIES
          Unrealized net capital gains...............  (2,995)    --
          Difference in tax bases of investments.....    (118)  (139)
          Other liabilities..........................    (187)    --
                                                      -------  -----
             Total deferred liabilities..............  (3,300)  (139)
                                                      -------  -----
                 Net deferred liabilities............ $(3,300) $  --
                                                      =======  =====

   The components of income tax expense for the years ended December 31 are as follows:

                                               2009   2008    2007
             ($ IN THOUSANDS)                 ------ ------  ------
             Current......................... $4,447 $7,054  $4,810
             Deferred........................    187   (136)     25
                                              ------ ------  ------
                Total income tax expense..... $4,634 $6,918  $4,835
                                              ====== ======  ======

   The Company paid income taxes of $6.8 million, $4.9 million and $4.4 million in 2009, 2008 and 2007, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                2009  2008  2007
                                                ----  ----  ----
               Statutory federal income tax
                 rate.......................... 35.0% 35.0% 35.0%
               Other........................... (0.1) (0.2) (0.1)
                                                ----  ----  ----
               Effective income tax rate....... 34.9% 34.8% 34.9%
                                                ====  ====  ====

11. STATUTORY FINANCIAL INFORMATION

   The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income for 2009, 2008, and 2007 was $8.5 million, $7.8 million and $9.1 million, respectively. Statutory capital and surplus was $306.0 million and $278.8 million as of December 31, 2009 and 2008, respectively.

  DIVIDENDS

   The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the Company's statutory capital and surplus as of December 31, 2009, the maximum amount of dividends that the Company can distribute during 2010 without prior approval of the Nebraska Department of Insurance is $30.6 million. The Company did not pay any dividends in 2009.

12. OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                            2009
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
($ IN THOUSANDS)                                                 -------  -------  ---------
Unrealized net holding gains arising during the period.......... $10,135  $(3,547)  $ 6,588
Less: reclassification adjustment of realized capital gains and
  losses........................................................   1,238     (433)      805
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................   8,897   (3,114)    5,783
                                                                 -------  -------   -------
Other comprehensive income...................................... $ 8,897  $(3,114)  $ 5,783
                                                                 =======  =======   =======

                                                                            2008
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
-                                                                -------  -------  ---------
Unrealized net holding losses arising during the period......... $(3,078) $ 1,077   $(2,001)
Less: reclassification adjustment of realized capital gains and
  losses........................................................   3,615   (1,265)    2,350
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................  (6,693)   2,342    (4,351)
                                                                 -------  -------   -------
Other comprehensive loss........................................ $(6,693) $ 2,342   $(4,351)
                                                                 =======  =======   =======

                                                                            2007
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
-                                                                -------  -------  ---------
Unrealized net holding gains arising during the period.......... $ 6,211  $(2,173)  $ 4,038
Less: reclassification adjustment of realized capital gains and
  losses........................................................    (414)     145      (269)
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................   6,625   (2,318)    4,307
                                                                 -------  -------   -------
Other comprehensive income...................................... $ 6,625  $(2,318)  $ 4,307
                                                                 =======  =======   =======

                         LINCOLN BENEFIT LIFE COMPANY

                      SCHEDULE I--SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2009

                                                                                             AMOUNTS AT
                                                                                               WHICH
                                                                                              SHOWN ON
                                                                          AMORTIZED  FAIR     BALANCE
                                                                            COST     VALUE     SHEET
($ IN THOUSANDS)                                                          --------- -------- ----------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities..... $ 79,982  $ 81,551  $ 81,551
       States, municipalities and political subdivisions.................    2,999     3,095     3,095
       Public utilities..................................................   12,037    12,602    12,602
       All other corporate bonds.........................................  119,429   124,971   124,971
   Asset-backed securities...............................................    8,494     8,445     8,445
   Residential mortgage-backed securities................................   66,326    67,975    67,975
   Commercial mortgage-backed securities.................................   10,520     9,704     9,704
                                                                          --------  --------  --------
       Total fixed maturities............................................  299,787   308,343   308,343
Short-term investments...................................................    8,557     8,557     8,557
                                                                          --------  --------  --------
       Total investments................................................. $308,344  $316,900  $316,900
                                                                          ========  ========  ========

                         LINCOLN BENEFIT LIFE COMPANY

                           SCHEDULE IV--REINSURANCE

                                                                              PERCENTAGE
                                                             ASSUMED          OF AMOUNT
                                             CEDED TO OTHER FROM OTHER  NET    ASSUMED
                                GROSS AMOUNT COMPANIES/(1)/ COMPANIES  AMOUNT   TO NET
($ IN THOUSANDS)                ------------ -------------- ---------- ------ ----------
YEAR ENDED DECEMBER 31, 2009
Life insurance in force........ $349,952,260  $356,581,252  $6,628,992  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $  1,072,840  $  1,080,689  $    7,849  $--       --
   Accident and health.........      121,686       121,686          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,194,526  $  1,202,375  $    7,849  $--       --
                                ============  ============  ==========  ===
YEAR ENDED DECEMBER 31, 2008
Life insurance in force........ $337,177,898  $344,250,029  $7,072,131  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $  1,017,339  $  1,025,915  $    8,576  $--       --
   Accident and health.........      121,408       121,408          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,138,747  $  1,147,323  $    8,576  $--       --
                                ============  ============  ==========  ===
YEAR ENDED DECEMBER 31, 2007
Life insurance in force........ $315,111,039  $322,635,416  $7,524,377  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $    922,355  $    931,487  $    9,132  $--       --
   Accident and health.........      116,316       116,316          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,038,671  $  1,047,803  $    9,132  $--       --
                                ============  ============  ==========  ===

--------
(1)No reinsurance or coinsurance income was netted against premiums ceded in 2009, 2008 and 2007.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2009, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the
    Lincoln Benefit

    Life Variable Annuity Account                                                                                           (2)

(2) Custody Agreements                                                                                         (not applicable)

(3) (a) Principal Underwriting Agreement                                                                                    (3)

    (b) Specimen Selling Agreement                                                                                          (4)

(4) (a) Consultant Solutions Classic Variable Annuity Contract                                                             (10)

    (b) Consultant Solutions Elite Variable Annuity Contract                                                               (10)

    (c) Consultant Solutions Plus Variable Annuity Contract                                                                (10)

    (d) Consultant Solutions Select Variable Annuity Contract                                                              (10)

    (e) Accumulation Benefit Rider                                                                                         (10)

    (f) MAV Rider                                                                                                          (11)

    (g) Annual Increase Rider                                                                                              (10)

    (h) Enhanced Earnings Rider                                                                                            (10)

    (i) Income Protection Rider                                                                                            (10)

    (j) Annuity Loan Rider                                                                                                 (10)

    (k) Grantor Trust Rider                                                                                                (10)

    (l) Charitable Remainder Trust Rider                                                                                   (10)

    (m) Unisex Rider                                                                                                       (11)

    (n) Waiver of Charges Rider                                                                                            (10)

    (o) Joint Annuitants Rider                                                                                             (10)

    (p) Spousal Benefit Rider                                                                                              (11)

    (q) Withdrawal Benefit Rider                                                                                           (11)

(5) Application for Contract                                                                                               (10)

(6) Depositor--Corporate Documents

    (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended                                               (1)

    (b) By-Laws of Lincoln Benefit Life Company                                                                             (1)

(7)

    (a) Reinsurance Contract                                                                                                (2)


     (b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The

         Prudential Insurance Company of America dated June 1, 2006                                                      (12)

(8)      Participation Agreements:

     (a) Form of Participation Agreement among Lincoln Benefit Life Company,

         The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP                                      (5)

     (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,

         Lincoln Benefit Life Company and PIMCO Funds Distributor LLC                                                     (5)

     (c) Form of Participation Agreement between Salomon Brothers Variable

         Series Funds Inc., and Salomon Brothers Asset Management Inc                                                     (5)

     (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series
         Trust                                                                                                            (6)

     (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation
         Trust                                                                                                            (5)

     (e) (2) Amendment to Participation Agreement Among OCC Accumulation

         Trust, OCC Distributors, and Lincoln Benefit Life Company                                                        (7)

     (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company                         (1)

     (g) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund and Fidelity Distributors Corporation                                           (1)

     (h) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund II and Fidelity Distributors Corporation                                        (1)

     (i) Form of Participation Agreement among MFS Variable Insurance Trust,

         Lincoln Benefit Life Company, and Massachusetts Financial Services

         Company                                                                                                          (1)

     (j) Participation Agreement among the Alger American Fund, Lincoln

         Benefit Life Company and Fred Alger and Company, Incorporated                                                    (1)

     (k) Form of Participation Agreement among Lincoln Benefit Life Company,

         T. Rowe Price Equity Series, Inc., T. Rowe Price International

         Series, Inc., and T. Rowe Price Investment Services, Inc                                                         (1)

     (l) Form of Participation Agreement among Rydex Variable Trust, Padco

         Financial Services, and Lincoln Benefit Life Company                                                             (7)

     (m) Fund Participation Agreement between Lincoln Benefit Life Company,

         Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc                                             (9)

     (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

         AIM Distributors, Inc., and Lincoln Benefit Life Company                                                         (8)

     (o) Form of Participation Agreement among Van Kampen Investment Trust,

         Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company                      (8)

     (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life
         Company                                                                                                          (8)

     (q) Form of Participation Agreement among Panorama Series Fund, Inc.,

         OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                                         (8)

     (r) Form of Participation Agreement among Oppenheimer Variable

         Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                          (8)

     (s) Form of Participation Agreement among Putnam Variable Trust,

         Putnam Retail Management, Inc., and Lincoln Benefit Life Company                                                 (8)

     (t) Form of Participation Agreement among Van Eck Worldwide Insurance

         Trust, Van Eck Securities Corporation, Van Eck Associates

         Corporation, and Lincoln Benefit Life Company                                                                   (10)

(9)  Opinion and Consent of Counsel                                                                                      (13)

(10) Consent of Independent Registered Public Accounting Firm                                                (filed herewith)

(11) Financial Statements Omitted from Item 23                                                               (not applicable)

(12) Initial Capitalization Agreement                                                                        (not applicable)

(99) (a) Powers of Attorney for Lawrence W. Dahl, Matthew S. Easley, Samuel H. Pilch, John C. Pintozzi and
         Steven C. Verney                                                                                                (13)

(99) (b) Power of Attorney for Matthew E. Winter                                                             (filed herewith)

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4)Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11)Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(12)Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(13)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688 and 811-7924, filed April 24, 2009.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                        POSITION/OFFICE WITH DEPOSITOR
----                        --------------------------------------------------------------------------
Matthew E. Winter.......... Director, Chief Executive Officer and Chairman of the Board
Lawrence W. Dahl........... Director, President and Chief Operating Officer
Matthew S. Easley.......... Director and Senior Vice President
Susan L. Lees.............. Director, Senior Vice President, General Counsel and Secretary
John C. Pintozzi........... Director, Sr. Vice President and Chief Financial Officer
Samuel H. Pilch............ Group Vice President and Controller
Mark A. Green.............. Senior Vice President
Judith P. Greffin.......... Sr. Vice President
Dean M. Way................ Sr. Vice President and Actuary
Steven C. Verney........... Treasurer
Fred Amos.................. Vice President
Bob W. Birman.............. Vice President
John Boudreau.............. Vice President
William F. Emmons.......... Assistant Secretary
Debbie L. Grenemeier....... Vice President
Scott D. Harper............ Vice President
Robert M. Jurgensmeier..... Vice President
Stacy McWhorter............ Vice President
Richard O'Brien............ Vice President
Barb Raymond............... Vice President
Robert L. Vance............ Vice President and Assistant Treasurer
Jeanette Wellsandt......... Vice President
Errol Cramer............... Appointed Actuary
Richard C. Crist, Jr....... Vice President and Chief Privacy Officer
Sarah R. Donahue........... Assistant Vice President
Lisa J. Flanary............ Assistant Vice President
Maria D. McNitt............ Assistant Vice President
Mary J. McGinn............. Assistant Secretary
Keith A. Hauschildt........ Assistant Vice President and Chief Compliance Officer
Mario Rizzo................ Assistant Treasurer
Robert E. Transon.......... Assistant Vice President
Timothy N. Vander Pas...... Assistant Vice President
Richard Zaharias........... Assistant Vice President
Raymond P. Thomas.......... Authorized Representative
Lynn Cirrincione........... Authorized Representative
Florian Palac.............. Authorized Representative

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 25, 2010.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2010, there were 10,796 contracts.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I, Allstate Life Variable Life Separate Account A, Allstate Life of New York Separate Account A, Allstate Life of New York Variable Life Separate Account A, Charter National Variable Annuity Account, Intramerica Variable Annuity Account.

The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

Robert K. Becker................ Director
Lawrence W. Dahl................ Director, President, Chairman of the Board and Chief
                                 Executive Officer
Matthew S. Easley............... Director
Maribel V. Gerstner............. Director
Richard C. Crist Jr............. Vice President and Chief Privacy Officer
Marian Goll..................... Vice President, Treasurer and Financial Operations
                                 Principal
Allen R. Reed................... Vice President and General Counsel
Susan L. Lees................... Secretary
Dana Goldstein.................. Chief Compliance Officer
William F. Emmons............... Assistant Secretary
Mary J. McGinn.................. Assistant Secretary
Mario Rizzo..................... Assistant Treasurer
Steven C. Verney................ Assistant Treasurer

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                (2)             (3)         (4)         (5)
          ---         ---------------- ------------- ---------- ------------
                      Net Underwriting
   Name of Principal   Discounts and   Compensation  Brokerage
     Underwriter         Commission    on Redemption Commission Compensation
   -----------------  ---------------- ------------- ---------- ------------
        ALFS,
          Inc........        0               0           $0          0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 14, 2010.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                (Registrant)
                      By: LINCOLN BENEFIT LIFE COMPANY
                                 (DEPOSITOR)

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

                           LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 14, 2010.

(Signature) (Title)


*/Lawrence W. Dahl   President, Chief Operating
-------------------- Officer & Director
 Lawrence W. Dahl    (Principal Executive Officer)

*/Matthew S. Easley  Director and Senior Vice
-------------------- President
 Matthew S. Easley

 /s/ Susan L. Lees   Director, Senior Vice President,
-------------------- General Counsel and Secretary
   Susan L. Lees

 */Samuel H. Pilch   Group Vice President & Controller
-------------------- (Principal Accounting Officer)
  Samuel H. Pilch

*/John C. Pintozzi   Director, Senior Vice President and
-------------------- Chief Financial Officer
 John C. Pintozzi

*/Steven C. Verney   Treasurer (Principal Financial Officer)
--------------------
 Steven C. Verney

*/Matthew E. Winter  Director, Chief Executive Officer and
-------------------- Chairman of the Board
 Matthew E. Winter

* By Susan L. Lees, pursuant to Power of Attorney

                               INDEX TO EXHIBITS
                                      FOR
                           POST-EFFECTIVE AMENDMENT

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. DESCRIPTION
----------- ------------------------------------------------------------------

    10      Consent of Independent Registered Public Accounting Firm

    99(b)   Power of Attorney for Matthew E. Winter